                                                      Registration Nos. 2-99356
                                                                      811-04367


================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [_]

       Pre-Effective Amendment No.                                     [_]

       Post-Effective Amendment No. 52                                 [X]

    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

       Amendment No. 53                                                [X]

                         COLUMBIA FUNDS SERIES TRUST I
              (Exact Name of Registrant as Specified in Charter)

               One Financial Center, Boston, Massachusetts 02111
             (Address of Principal Executive Officers) (Zip Code)

                                 617-426-3750
             (Registrant's Telephone Number, Including Area Code)

                         James R. Bordewick, Jr., Esq.
                       Columbia Management Advisors, LLC
                             One Financial Center
                          Boston, Massachusetts 02111

                                with a copy to:

            John M. Loder, Esq.            Cameron S. Avery, Esq.
              Ropes & Gray LLP            Bell, Boyd & Lloyd, LLC
          One International Place    70 West Madison Street, Suite 3300
         Boston, Massachusetts 02110      Chicago, Illinois 60602
                    (Name and Address of Agent for Service)


It is proposed that this filing will become effective:

[ ] Immediately upon filing pursuant to paragraph (b)

[X] on December 31, 2006 pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] On (date) pursuant to paragraph (a)(1), of Rule 485

[ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485

[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment


This Post-Effective Amendment relates solely to the Registrant's Columbia Greater China Fund, Columbia Federal Securities Fund, Columbia International Stock Fund, Columbia Balanced Fund, Columbia Conservative High Yield Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Growth Fund I, Columbia Mid Cap Growth Fund, Columbia Strategic Investor Fund and Columbia Technology Fund. Information contained in the Registrant's Registration Statement relating to any other series of the Registrant is neither amended nor suspended hereby.

                      COLUMBIA REAL ESTATE EQUITY FUND
                             (the "Fund")

              Supplement to the Prospectuses dated January 1, 2007


The Fund has sold a substantial number of securities that had appreciated significantly in value since their purchase. The sale of these securities has caused the Fund to realize substantial net capital gains. The Fund is expected to distribute these realized capital gains in March 2007. For shareholders subject to federal income tax, capital gain distributions are taxable even if they are paid from gains earned by the Fund before a particular shareholder purchased his or her shares (and thus economically represent a return of that shareholder's investment). An estimate of this distribution will be posted on the Fund's website at www.columbiafunds.com when it is available, which is expected to be in February 2007. Please consult your tax adviser about foreign, federal, state, local or other applicable tax laws.



INT-47/116203-1206                                              January 1, 2007

COLUMBIA REAL ESTATE EQUITY FUND       Prospectus, January 1, 2007


CLASS A, B, C AND D* SHARES

Advised by Columbia Management Advisors, LLC


--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                               2
--------------------------------------------------------
Investment Goal.....................................   2
Principal Investment Strategies.....................   2
Principal Investment Risks..........................   2
Performance History.................................   4
Your Expenses.......................................   6

YOUR ACCOUNT                                           8
--------------------------------------------------------
How to Buy Shares...................................   8
Investment Minimums.................................   9
Sales Charges.......................................   9
How to Exchange Shares..............................  13
How to Sell Shares..................................  14
Fund Policy on Trading of Fund Shares...............  15
Distribution and Service Fees.......................  17
Other Information About Your Account................  18


MANAGING THE FUND                                     22
--------------------------------------------------------
Investment Advisor..................................  22
Portfolio Manager...................................  22
Legal Proceedings...................................  22


FINANCIAL HIGHLIGHTS                                  25
--------------------------------------------------------

APPENDIX A                                            29
--------------------------------------------------------


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

*EFFECTIVE OCTOBER 13, 2003, THIS FUND'S CLASS D SHARES WERE CLOSED TO NEW INVESTORS.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks capital appreciation and above-average income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of companies principally engaged in the real estate industry, including real estate investment trusts (REITs).

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
A company is "principally engaged" in the real estate industry if at least 50% of its gross income or net profits are attributable to the ownership, construction, management or sale of residential, commercial or industrial real estate.

A REIT is an investment vehicle that pools investors' money for investment primarily in income producing real estate or related loans or interest in another REIT. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets and income, and a requirement that it distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year.

REITs are generally classified as equity REITs, mortgage REITs, and hybrid REITs. An equity REIT, which invests the majority of its assets directly in real properties such as shopping centers, malls, multi-family housing and commercial properties derives its income primarily from rents and lease payments. An equity REIT can also realize capital gains by selling properties that have appreciated in value. A mortgage REIT, which invests the majority of its assets in real estate mortgages, derives its income primarily from interest payments. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs.

At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.


In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as noted otherwise, approval by the Fund's shareholders is not required to modify or change the Fund's investment strategies.


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

----
 2

THE FUND

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in asset-backed and mortgage-backed securities. With respect to investments in mortgage-backed securities, prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, asset-backed and mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

Reinvestment risk is the risk that income from the Fund's debt securities will decline if and when the Fund invests the proceeds from matured, traded or called securities at market interest rates that are below the current earnings rate of the Fund's portfolio.

The Fund may invest in real estate investment trusts ("REITs"). REITs are entities which either own properties or make construction or mortgage loans. REITs also may include operating or finance companies. Investing in REITs involves certain unique risks in addition to those risks associated with the real estate industry in general. The prices of REITs are affected by changes in the value of the underlying property owned by the REITs. In addition, although the Fund does not invest directly in real estate, a REIT investment by the Fund is subject to certain of the risks associated with the ownership of real estate. These risks include possible declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds and changes in interest rates.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Inflation risk is a risk to investors who invest in fixed income instruments, such as bond or money market funds, because there is a chance that the returns on these instruments may not keep pace with inflation. Inflation represents the rising cost of goods and services over time.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                            ----

THE FUND

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B, C and D shares, including sales charges, compare with those of a broad measure of market performance for one year, five years and ten years of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were reflected, these returns would be lower.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.


              The Fund's returns are compared to the NAREIT Index (National Association of Real Estate Investment Trusts Index) which reflects performance of all publicly-traded equity REITs. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

             -------------------------------------------------------------------

CALENDAR YEAR TOTAL RETURNS (CLASS A)(1)



                         (BAR CHART)

                       38.30%     24.74%                           28.84%      5.41%      2.97%     34.93%     30.76%      6.98%
                                             -12.33%    -2.45%
                        1996       1997       1998       1999       2000       2001       2002       2003       2004       2005





            The Class's year-to-date total return         For the periods shown in bar chart:
            through September 30, 2006 was +22.10%.       Best quarter: 4th quarter 1996, +18.34%
                                                          Worst quarter: 3rd quarter 2002, -9.86%



 (1) Class A is a newer class of shares. Its performance information includes returns of the Fund's Class Z shares (the oldest existing Fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and Class Z shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been lower. Class A shares were initially offered on November 1, 2002, and Class Z shares were initially offered on April 1, 1994.


----
 4

THE FUND

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2005(1)



                                                                1 YEAR          5 YEARS         10 YEARS
Class A (%)
  Return Before Taxes                                             0.83           14.07           13.88
  Return After Taxes on Distributions                            -2.03           11.95           11.67
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                          2.77           11.34           11.08
--------------------------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes                                             1.59           14.67           14.30
  Return After Taxes on Distributions                            -1.16           12.68           12.16
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                          3.40           11.97           11.52
--------------------------------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes                                             5.27           14.89           14.30
  Return After Taxes on Distributions                             2.52           12.93           12.16
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                          5.79           12.19           11.52
--------------------------------------------------------------------------------------------------------
Class D (%)
  Return Before Taxes                                             5.30           14.68           14.19
  Return After Taxes on Distributions                             2.55           12.72           12.05
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                          5.81           12.00           11.42
--------------------------------------------------------------------------------------------------------
NAREIT Index (%)                                                 12.16           19.08           14.50



 (1) Class A, Class B and Class D are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares (the oldest existing Fund class) for periods prior to their inception. The returns for Class C include the returns of Class B prior to October 13, 2003, the date on which Class C was initially offered by the Fund. The returns shown for Class C also include the performance of Class Z prior to the inception of Class B (November 1, 2002). These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class C shares were initially offered on October 13, 2003, Class A, B and D shares were initially offered on November 1, 2002, and Class Z shares were initially offered on April 1, 1994.


                                                                            ----

THE FUND

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------

              UNDERSTANDING EXPENSES

              SALES CHARGES are paid directly by shareholders to Columbia Management Distributors, Inc., the Fund's distributor.


              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1 fees and other expenses that generally include, but are not limited to administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. Higher transaction costs reduce the Fund's returns.


              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table but does reflect the waiver of the initial sales charge for Class D shares. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions

              - Class B shares convert to Class A shares after eight years
             -------------------------------------------------------------------

----
 6

THE FUND

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)


                                                               CLASS A         CLASS B         CLASS C         CLASS D
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                         5.75            0.00            0.00            1.00(1)
----------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                               1.00(2)         5.00            1.00            1.00
----------------------------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)             (3)             (3)             (3)             (3)



 (1) The Fund's advisor has agreed to waive indefinitely the front-end sales charge for purchases of Class D shares by existing Class D shareholders.



 (2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 12 months of purchase.



 (3) There is a $7.50 charge for wiring sale proceeds to your bank.


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


                                                               CLASS A         CLASS B         CLASS C         CLASS D
Management fee (%)                                              0.75            0.75            0.75            0.75
----------------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                       0.25(1)         1.00            1.00            1.00
----------------------------------------------------------------------------------------------------------------------
Other expenses(2) (%)                                           0.22            0.22            0.22            0.22
----------------------------------------------------------------------------------------------------------------------
Total annual fund operating expenses (%)                        1.22            1.97            1.97            1.97



 (1) The Fund may pay distribution and service (12b-1) fees up to a maximum of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.25% for shareholder liaison services and up to 0.10% for distribution services), but will limit such fees to an aggregate fee of not more than 0.25% during the current fiscal year.



 (2) Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.



EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)



CLASS                                                            1 YEAR         3 YEARS         5 YEARS         10 YEARS
Class A                                                           $692           $940           $1,207           $1,967
------------------------------------------------------------------------------------------------------------------------
Class B:  did not sell your shares                                $200           $618           $1,062           $2,102
          sold all your shares at
          the end of the period                                   $700           $918           $1,262           $2,102
------------------------------------------------------------------------------------------------------------------------
Class C:  did not sell your shares                                $200           $618           $1,062           $2,296
          sold all your shares at
          the end of the period                                   $300           $618           $1,062           $2,296
------------------------------------------------------------------------------------------------------------------------
Class D:  did not sell your shares                                $200           $618           $1,062           $2,296
          sold all your shares at
          the end of the period                                   $300           $618           $1,062           $2,296


See Appendix A for additional hypothetical investment and expense information.

                                                                            ----

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.


Notice to Fund Shareholders: Class D shares are closed to new investors and new accounts. The Fund now offers Class C shares, which are subject to the same service and distribution fees and sales charges as Class D shares except Class C shares are not subject to a front-end sales charge. The Fund's advisor has agreed to waive indefinitely the front-end sales charge for purchases of Class D shares by existing Class D investors. For more information on expenses and sales charges for Class C shares and Class D shares, see "Your Expenses" and "Sales Charges."


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for
                       executing the purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts send a completed application and check made
(new account)          payable to the Fund to Columbia Management Services, Inc.,
                       P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                       Management Services, Inc., P.O. Box 8081, Boston, MA
                       02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Management Distributors, Inc.
                       for shares of the same class (and in some cases, certain
                       other classes) of the Fund at no additional cost. An
                       exchange to another fund may incur a sales charge if the
                       original purchase was not assessed a sales charge. To
                       exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------
By wire                You may purchase shares of the Fund by wiring money from
                       your bank account to your Fund account. To wire funds to
                       your Fund account, call 1-800-422-3737 for wiring
                       instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares by electronically transferring money
funds transfer         from your bank account to your Fund account by calling
                       1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good
                       form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       fund shares of the same class of the Fund at no additional cost. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-345-6611. There may be an additional sales charge if exchanging from a money market fund. Be sure to complete the appropriate section of the
                       account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares (and in some
                       cases, certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if
                       exchanging from a money market fund. To invest your
                       dividends in the Fund, call 1-800-345-6611.
-----------------------------------------------------------------------------------
Through the            You may purchase Fund shares through the internet. You will
internet               be required to accept the terms of an online agreement and to use a password in order to make internet purchases. The transfer agent has procedures in place to authenticate
                       electronic instructions given via the internet. For more
                       information on internet transactions, or to sign up for
                       internet transactions, please call 1-800-345-6611.


----
 8

YOUR ACCOUNT

INVESTMENT MINIMUMS
--------------------------------------------------------------------------------

The minimum initial investment for Class A, Class B and Class C shares generally is $2,500. For individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement accounts, the minimum initial investment is $1,000. For non-omnibus group retirement plans, the initial investment minimums are determined based on the plan's investment rather than the investment of its individual participants. For investors establishing an automatic investment plan, the minimum initial investment is $50. There is no minimum initial investment for omnibus accounts, wrap accounts or Health Savings Accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.



The minimum investment for additional purchases of Class A, Class B, Class C and Class D shares is $50 for all investors.



The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


Please see the Statement of Additional Information for more details on investment minimums.

SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge ("CDSC") when you sell shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information. The Board of Trustees has waived sales charges for Health Savings Accounts.


             -------------------------------------------------------------------

              CHOOSING A SHARE CLASS

              The Fund offers four classes of shares in this prospectus -- CLASS A, B, C and D. Class D shares are closed to new investors and new accounts. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $50,000 or more but less than $1 million can be made only in Class A, Class C or Class D shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

              The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a
              separate prospectus provided to eligible institutional and other investors.
             -------------------------------------------------------------------

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales change. A portion of the sales charge is paid as a commission to your financial advisor

                                                                            ----

YOUR ACCOUNT

on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

CLASS A SALES CHARGES


                                                                                                      % OF OFFERING
                                                                AS A % OF                                 PRICE
                                                                THE PUBLIC           AS A %            RETAINED BY
                                                                 OFFERING           OF YOUR             FINANCIAL
AMOUNT PURCHASED                                                  PRICE            INVESTMENT            ADVISOR
Less than $50,000                                                  5.75               6.10                5.00
-------------------------------------------------------------------------------------------------------------------
$50,000 to less than $100,000                                      4.50               4.71                3.75
-------------------------------------------------------------------------------------------------------------------
$100,000 to less than $250,000                                     3.50               3.63                2.75
-------------------------------------------------------------------------------------------------------------------
$250,000 to less than $500,000                                     2.50               2.56                2.00
-------------------------------------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                                   2.00               2.04                1.75
-------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                                 0.00               0.00                0.00



Class A shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.


For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

PURCHASES OVER $1 MILLION


AMOUNT PURCHASED                                                COMMISSION %
$1 million to less than $3 million                                  1.00
----------------------------------------------------------------------------
$3 million to less than $50 million                                 0.50
----------------------------------------------------------------------------
$50 million or more                                                 0.25



For certain group retirement plans, financial advisors are eligible to receive a 1.00% commission from the distributor on purchases, including those in amounts less than $1 million, that are coded as commission eligible trades.



Purchase amounts are aggregated among all Columbia funds for purposes of the above table.


----
 10

YOUR ACCOUNT

             -------------------------------------------------------------------

              UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

              Certain investments in Class A, B, C and D shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the
              time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the
              longest.
             -------------------------------------------------------------------

REDUCED SALES CHARGES FOR LARGER INVESTMENTS.

  A.  What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.


RIGHTS OF ACCUMULATION The value of eligible accounts maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.


STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

  B.  What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

- Individual accounts

- Joint accounts

- Certain IRA accounts

- Certain trusts

- UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own

                                                                            ----

YOUR ACCOUNT


Columbia fund shares. An account is not eligible to the extent it holds an institutional class of shares of a Columbia money market fund or Class R shares of any Columbia fund. The value of your investment in a non-institutional class of a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Non-institutional class investments in Columbia money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.


  C.  How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.

  D.  How can I obtain more information about breakpoint discounts?


Certain investors, including affiliates of the Funds, broker/dealers and their affiliates, investors in wrap-fee programs, through fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Fund as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information which may be obtained at www.columbiafunds.com or by calling 1-800-345-6611.



CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Purchases up to $50,000 are allowed in Class B shares assuming the combined value of the customer's total assets in the Columbia funds does not reach $50,000. Purchases in Class B shares that bring the combined value of a customer's total assets to $50,000 or above will be rejected. A customer's total assets may include accounts for immediate family members. Group plan accounts are valued at the plan level. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission of 4.00% on sales of Class B shares.


----
 12

YOUR ACCOUNT

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   5.00
-------------------------------------------------------------------------------
Through second year                                                  4.00
-------------------------------------------------------------------------------
Through third year                                                   3.00
-------------------------------------------------------------------------------
Through fourth year                                                  3.00
-------------------------------------------------------------------------------
Through fifth year                                                   2.00
-------------------------------------------------------------------------------
Through sixth year                                                   1.00
-------------------------------------------------------------------------------
Longer than six years                                                0.00


Automatic conversion to Class A shares occurs eight years after purchase.


CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding the shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.

CLASS C SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   1.00
-------------------------------------------------------------------------------
Longer than one year                                                 0.00


CLASS D SHARES Class D shares are closed to new investors. Your purchases of Class D shares are made at the public offering price for these shares. This price includes a sales charge of 1.00% (waived indefinitely) which is paid as a commission to your financial advisor on the sale of Class D shares as shown in the chart below.


CLASS D SALES CHARGES

                                            % OF OFFERING PRICE
  AS A % OF THE PUBLIC      AS A % OF      RETAINED BY FINANCIAL
     OFFERING PRICE      YOUR INVESTMENT          ADVISOR
          1.00                1.01                 1.00


Class D shares also carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC.


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class (and in some cases certain other classes) of another fund distributed by Columbia Management Distributors, Inc. at net asset value. In the case of Class D shares, you may exchange your Class D shares for Class D shares of another fund in which you own Class D shares. Otherwise, you may exchange your Class D shares only for Class C shares. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a

                                                                            ----

YOUR ACCOUNT

taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


Certain restrictions may apply to participants in Health Savings Accounts, including the limitation that participants may exchange their shares only for shares of other funds currently enrolled in the program.



You also may exchange your shares through the internet. You will be required to accept the terms of an online agreement and to use a password in order to make internet exchanges. The transfer agent has procedures in place to authenticate electronic instructions given via the internet. For more information on internet transactions, or to sign up for internet transactions, please call 1-800-345-6611.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) if applicable you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 10 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


----
 14

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund distributed by
                       Columbia Management Distributors, Inc. at no additional
                       cost. To exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts and Health Savings Accounts. For
                       details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or if
                       applicable, stock power form along with any share
                       certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures
                       must be guaranteed by either a bank, a member firm of a
                       national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program
                       for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                       1-800-345-6611.
                       Mail your letter of instruction to Columbia Management
                       Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By wire                You may sell Fund shares and request that the proceeds be
                       wired to your bank. You must set up this feature prior to
                       your request. Be sure to complete the appropriate section of the account application for this feature. Generally, the
                       value of your redemption must be at least equal to $500 in order to have the sale proceeds wired to your bank. There is a $7.50 charge for wiring sale proceeds to your bank. (The transfer agent may waive this fee for omnibus and nominee
                       accounts.) Your bank may charge additional fees for such
                       wire transfer.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum
                       account balance requirement has been waived for wrap
                       accounts. This feature is not available if you hold your
                       shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the
                       appropriate section of the account application for this
                       feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares of the Fund and request that the
funds transfer         proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
Through the            You may sell Fund shares through the internet. You will be
internet               required to accept the terms of an online agreement and to use a password in order to make internet redemptions. The
                       transfer agent has procedures in place to authenticate
                       electronic instructions given via the internet. For more
                       information on internet transactions, or to sign up for
                       internet transactions, please call 1-800-345-6611.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.


The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the

                                                                            ----

YOUR ACCOUNT


Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.


The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain funds impose a redemption fee on the proceeds of fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.


The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Consequently, there is the risk that the Fund may not be able to do anything in response to market timing that occurs in the Fund which may result in certain shareholders being able to market time the Fund while the shareholders in the Fund bear the burden of such activities.



Certain financial intermediaries (including certain retirement plan service providers whose clients include, among others, various retirement plans sponsored by Bank of America and its affiliates for the benefit of its employees (the "Bank of America retirement plan service providers")) have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above. In particular, the Bank of America retirement plan service providers permit the reinstatement of future purchase orders for shares of the Fund following various suspension periods.


The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

----
 16

YOUR ACCOUNT

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

RULE 12B-1 PLAN The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B, C and D shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B, Class C and Class D shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for each of Class B, Class C and Class D shares. Distribution and service fees are paid out of the assets of these classes. The Fund's Board of Trustees limits total payments under the Rule 12b-1 plan for Class A shares to 0.25%. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after eight years, eliminating a portion of the distribution fee upon conversion.



FINANCIAL INTERMEDIARY PAYMENTS The Fund's distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Fund's distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.02% and 0.10% (between 0.03% and 0.12% in the case of the money market funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund (other than money market funds) attributable to the financial intermediary. The Fund's distributor or its affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund.



Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of the total Fund assets for Class A, B and C shares in the program on an annual basis. As of September 1, 2005, the Fund's Board of Trustees has authorized the Fund to pay up to 0.11% of total fund assets on an annual basis. The amounts in excess of that paid by the Fund will be borne by the Fund's distributor or its affiliates.



The Fund's distributor or its affiliates may make other payments or allow promotional incentives to financial intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.


                                                                            ----

YOUR ACCOUNT


Amounts paid by the Fund's distributor or its affiliates are paid out of the distributor's or its affiliates' own revenue and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Fund's distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Fund's distributor or its affiliates has agreed to make marketing support payments in your Fund's Statement of Additional Information, which can be obtained at www.columbiafunds.com or by calling 1-800-345-6611. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Fund's distributor and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular fund or share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.


AUTOMATIC SALE OF YOUR SHARES The Fund will automatically sell your shares if the value of your account (treating each Fund account you own separately from any other Fund account you may own) falls below $250. Contingent deferred sales charges will not be applied to shares automatically sold by the Fund. If your shares


----
 18

YOUR ACCOUNT


are sold, the transfer agent will remit the balance of your account to you. The transfer agent will send you written notification at least 30 days in advance of any such automatic sale, which will provide details on how you can add money to your account in order to avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia fund in which you hold shares, or establishing an automatic investment plan. Please contact the transfer agent, review the website at www.columbiafunds.com, call 1-800-345-6611 or contact your investment professional for more information. The automatic sale of shares of accounts valued at less than $250 will take place in the second quarter of each calendar year.



The Fund may also sell your shares if a financial institution or intermediary instructs the Fund to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the Investment Company Act of 1940 ("ICA").



MINIMUM ACCOUNT BALANCE FEE Beginning in the second quarter of 2007, if the value of your account (treating each Fund account you own separately from any other Fund account you may own) falls below the minimum initial investment applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Contingent deferred sales charges will not be applied to shares automatically sold by the Fund. The Fund reserves the right to lower the account size trigger point for the minimum balance fee in any year for any class of shares when the Fund believes it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons. The transfer agent will reduce the expenses paid by your Fund for transfer agency services by the amount it collects from assessment of this fee. If your Fund has no transfer agency expenses against which to offset the amount collected through assessment of this fee, the transfer agent will pay such amount directly to your Fund. The transfer agent will send you written notification of the imposition of any such fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia fund in which you hold shares, or establishing an automatic investment plan. Please contact the transfer agent, review the website at www.columbiafunds.com, call 1-800-345-6611 or contact your investment professional for more information.



EXCEPTIONS TO THE AUTOMATIC SALE OF YOUR SHARES AND THE MINIMUM ACCOUNT BALANCE FEE The automatic sale of shares of accounts valued at less than $250 and the minimum account balance fee described above do not apply to shareholders holding their shares through broker-dealer networked accounts, wrap fee and omnibus accounts, accounts with active automatic investment plans or payroll deduction plans, accounts that were created by the automatic conversion of Class B shares to Class A shares, accounts that were created by the automatic conversion of Class G shares to Class T shares, certain qualified retirement plans or Health Savings Accounts. The automatic sale of shares of accounts valued at less than $250 does not apply to individual retirement plans.



SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have returned them to the transfer agent.


                                                                            ----

YOUR ACCOUNT

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

DISTRIBUTION OPTIONS The Fund distributes any dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.



TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account or a Health Savings Account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.



The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.


----
 20

YOUR ACCOUNT


In general, any distributions of dividends, interest and short-term capital gains (determined by how long the Fund held the investments that generated them) are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax in taxable years before January 1, 2011. Properly designated distributions of long-term capital gains (determined by how long the Fund held the investments that generated them) are generally taxable as such, regardless of how long you have held your Fund shares. Long-term capital gain rates have been temporarily reduced -- in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets -- for taxable years beginning before January 1, 2011. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.


Special rules apply to the tax treatment of distributions from the Fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. In respect of dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations. Prospective investors who are foreign persons should refer to the Statement of Additional Information and consult their tax advisor.


                                                                            ----

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, LLC ("Columbia Advisors"), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Advisors is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Advisors runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Advisors is a direct, wholly owned subsidiary of Columbia Management Group, LLC ("CMG"), which in turn is a direct, wholly owned subsidiary of Bank of America, which in turn is a wholly owned banking subsidiary of Bank of America Corporation, a financial services holding company organized as a Delaware corporation. Columbia Advisors, a registered investment advisor, has been an investment advisor since 1995.


On September 30, 2005, Columbia Management Advisors, Inc. ("Columbia Management") merged into Columbia Advisors (which prior to September 30, 2005 had been known as Banc of America Capital Management, LLC). Before September 30, 2005, Columbia Management was the investment advisor to the Fund. As a result of the merger, Columbia Advisors is now the investment advisor to the Fund.


For the 2006 fiscal year, aggregate advisory fees paid to Columbia Advisors and/or Columbia Management by the Fund, not including pricing and bookkeeping and other fees paid to Columbia Advisors and/or Columbia Management by the Fund, amounted to 0.75% of average daily net assets of the Fund. A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is included in the Fund's semi-annual report to shareholders for the period ended February 28, 2006.



PORTFOLIO MANAGER

--------------------------------------------------------------------------------

ARTHUR J. HURLEY, a senior portfolio manager of Columbia Advisors, is the manager for the Fund and has managed the Fund since September, 2006. Mr. Hurley previously served as a senior portfolio manager for Lee Munder Capital Group from December, 2002 to August, 2006. Prior to December, 2002, Mr. Hurley worked for State Street Global Advisors/The Tuckerman Group, first as a REIT analyst and portfolio manager and later as managing director and portfolio manager since October, 1998.



The Statement of Additional Information provides additional information about the manager's compensation, other accounts managed and ownership of securities in the Fund.


LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements." The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.


----
 22

MANAGING THE FUND


Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.



Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has released the proposed plan of distribution for public notice and comment but has not yet approved a final plan of distribution.



As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.



A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.



In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.



On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.



On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.


                                                                            ----

MANAGING THE FUND


On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.



On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.



In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the ICA and the Investment Advisers Act of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005 naming the Columbia Funds as nominal defendants. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal to the United States Court of Appeals for the First Circuit on December 30, 2005; this appeal is currently pending. The parties have advised the appellate court that they are engaged in settlement discussions and the court has, accordingly, deferred the briefing schedule for the appeal. The settlement has not yet been finalized. Any settlement ultimately agreed by the parties will be subject to court approval.



This matter is ongoing. Accordingly, no estimate can be made of the financial impact, if any, of this litigation on any fund.


----
 24

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal periods, which run from September 1 to August 31, unless otherwise indicated. Certain information reflects financial results for a single Class A, B, C or D share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report containing those financial statements by calling 1-800-345-6611.


THE FUND


                                                                                   PERIOD ENDED    PERIOD ENDED
                                                    YEAR ENDED AUGUST 31,           AUGUST 31,     DECEMBER 31,
                                                 2006        2005        2004        2003(a)         2002(b)
                                               Class A     Class A     Class A       Class A         Class A
                                               -------     -------     -------       -------         -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                          27.84       25.59       21.04         17.80           17.01
---------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(c)                        0.39        0.79(d)     0.77          0.36(e)         0.26
  Net realized and unrealized gain on
  investments                                     4.90        4.73        4.67          3.11(e)         0.78
---------------------------------------------------------------------------------------------------------------
Total from investment operations                  5.29        5.52        5.44          3.47            1.04
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
($):
  From net investment income                     (0.78)      (0.75)      (0.70)        (0.23)          (0.25)
  From net realized gains                        (3.28)      (2.52)      (0.19)           --              --
---------------------------------------------------------------------------------------------------------------
Total Distributions Declared to
Shareholders                                     (4.06)      (3.27)      (0.89)        (0.23)          (0.25)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                29.07       27.84       25.59         21.04           17.80
---------------------------------------------------------------------------------------------------------------
Total return (%)(f)                              21.66       22.65       26.42         19.62(g)         6.10(g)
---------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
DATA:
Operating expenses (%)(h)                         1.19        1.18        1.20          1.55(i)         1.43(i)
Interest expense (%)                                --(j)       --          --            --              --
Expenses (%)(h)                                   1.19        1.18        1.20          1.55(i)         1.43(i)
Net investment income (%)(h)                      1.45        2.98        3.27          2.70(e)(i)      4.81(i)
Portfolio turnover rate (%)                         10          10          28            33(g)           53
Net assets, end of period (in thousands)
($)                                             44,685      45,756      32,703        12,364             905


 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.24 per share.

 (e) Effective January 1, 2003, the Fund adopted the policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from real estate investment trusts. The effect of this change for the eight months ended August 31, 2003 was to decrease the net investment income per share by $0.05, increase net realized and unrealized gain on investments per share by $0.05 and decrease the ratio of net investment income to average net assets from 3.12% to 2.70%. Per share data and ratios for periods prior to August 31, 2003 have not been restated to reflect this change in policy.

 (f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

 (g) Not annualized.


 (h) The benefits derived from custody credits had an impact of less than 0.01%.


 (i) Annualized.


 (j) Rounds to less than 0.01%.


                                                                            ----

FINANCIAL HIGHLIGHTS

THE FUND


                                                                                          PERIOD ENDED         PERIOD ENDED
                                                 YEAR ENDED AUGUST 31,                     AUGUST 31,          DECEMBER 31,
                                         2006             2005             2004             2003(a)              2002(b)
                                       Class B          Class B          Class B           Class B              Class B
                                        ------           ------           ------              -----                -----
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                  27.85            25.60            21.03              17.82                17.01
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
($):
  Net investment income(c)                0.19             0.60(d)          0.58               0.24(e)              0.22
  Net realized and unrealized gain
  on investments                          4.90             4.73             4.70               3.12(e)              0.81
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations          5.09             5.33             5.28               3.36                 1.03
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS ($):
  From net investment income             (0.57)           (0.56)           (0.52)             (0.15)               (0.22)
  From net realized gains                (3.28)           (2.52)           (0.19)                --                   --
---------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to
Shareholders                             (3.85)           (3.08)           (0.71)             (0.15)               (0.22)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                        29.09            27.85            25.60              21.03                17.82
---------------------------------------------------------------------------------------------------------------------------
Total return (%)(f)                      20.78            21.74            25.53              18.97(g)              6.09(g)
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Operating expenses (%)(h)                 1.94             1.93             1.98               2.37(i)              2.18(i)
Interest expense (%)                        --(j)            --               --                 --                   --
Expenses (%)(h)                           1.94             1.93             1.98               2.37(i)              2.18(i)
Net investment income (%)(h)              0.72             2.26             2.47               1.86(e)(i)           4.06(i)
Portfolio turnover rate (%)                 10               10               28                 33(g)                53
Net assets, end of period (in
thousands) ($)                          13,309           14,393           11,234              4,776                1,074


 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.24 per share.

 (e) Effective January 1, 2003, the Fund adopted the policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from real estate investment trusts. The effect of this change for the eight months ended August 31, 2003 was to decrease the net investment income per share by $0.05, increase net realized and unrealized gain on investments per share by $0.05 and decrease the ratio of net investment income to average net assets from 2.28% to 1.86%. Per share data and ratios for periods prior to August 31, 2003 have not been restated to reflect this change in policy.

 (f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

 (g) Not annualized.


 (h) The benefits derived from custody credits had an impact of less than 0.01%.


 (i) Annualized.


 (j) Rounds to less than 0.01%.


----
 26

FINANCIAL HIGHLIGHTS

THE FUND


                                                                                                  PERIOD ENDED
                                                                  YEAR ENDED AUGUST 31,            AUGUST 31,
                                                                  2006             2005             2004(a)
                                                                Class C          Class C            Class C
                                                                -------          -------          ------------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                          27.83            25.58               21.99
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(b)                                        0.18             0.55(c)             0.41
  Net realized and unrealized gain on investments                 4.90             4.78                3.72
--------------------------------------------------------------------------------------------------------------
Total from investment operations                                  5.08             5.33                4.13
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
  From net investment income                                     (0.57)           (0.56)              (0.35)
  From net realized gains                                        (3.28)           (2.52)              (0.19)
--------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders                     (3.85)           (3.08)              (0.54)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                                29.06            27.83               25.58
--------------------------------------------------------------------------------------------------------------
Total return (%)(d)                                              20.75            21.75               18.99(e)
--------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Operating expenses (%)(f)                                         1.94             1.93                1.95(g)
Interest expense (%)                                                --(h)            --                  --
Expenses (%)(f)                                                   1.94             1.93                1.95(g)
Net investment income (%)(f)                                      0.66             2.08                1.93(g)
Portfolio turnover rate (%)                                         10               10                  28
Net assets, end of period (in thousands) ($)                     5,486            4,821               2,404


 (a) Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.

 (b) Per share data was calculated using average shares outstanding during the period.

 (c) Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.24 per share.

 (d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

 (e) Not annualized.


 (f) The benefits derived from custody credits had an impact of less than 0.01%.


 (g) Annualized.


 (h) Rounds to less than 0.01%.


                                                                            ----

FINANCIAL HIGHLIGHTS

THE FUND


                                                                                          PERIOD ENDED         PERIOD ENDED
                                                 YEAR ENDED AUGUST 31,                     AUGUST 31,          DECEMBER 31,
                                         2006             2005             2004             2003(a)              2002(b)
                                       Class D          Class D          Class D           Class D              Class D
                                        -----            -----            -----               -----                -----
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                 27.84            25.59            21.03               17.82                17.01
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
($):
  Net investment income(c)               0.20             0.60(d)          0.65                0.27(e)              0.21
  Net realized and unrealized gain
  on investments                         4.89             4.73             4.63                3.10(e)              0.82
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations         5.09             5.33             5.28                3.37                 1.03
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS ($):
  From net investment income            (0.57)           (0.56)           (0.53)              (0.16)               (0.22)
  From net realized gains               (3.28)           (2.52)           (0.19)                 --                   --
---------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to
Shareholders                            (3.85)           (3.08)           (0.72)              (0.16)               (0.22)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                       29.08            27.84            25.59               21.03                17.82
---------------------------------------------------------------------------------------------------------------------------
Total return (%)(f)                     20.78            21.75            25.55               18.99(g)              6.09(g)
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Operating expenses (%)(h)                1.94             1.93             1.96                2.30(i)              2.18(i)
Interest expense (%)                       --(j)            --               --                  --                   --
Expenses (%)(h)                          1.94             1.93             1.96                2.30(i)              2.18(i)
Net investment income (%)(h)             0.73             2.28             2.81                2.02(e)(i)           4.06(i)
Portfolio turnover rate (%)                10               10               28                  33(g)                53
Net assets, end of period (in
thousands) ($)                          3,630            4,263            4,059               3,466                  365


 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.24 per share.

 (e) Effective January 1, 2003, the Fund adopted the policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from real estate investment trusts. The effect of this change for the eight months ended August 31, 2003 was to decrease the net investment income per share by $0.05, increase net realized and unrealized gain on investments per share by $0.05 and decrease the ratio of net investment income to average net assets from 2.44% to 2.02%. Per share data and ratios prior to August 31, 2003 have not been restated to reflect this change in policy.

 (f) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

 (g) Not annualized.


 (h) The benefits derived from custody credits had an impact of less than 0.01%.


 (i) Annualized.


 (j) Rounds to less than 0.01%.


----
 28

APPENDIX A

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class A, B, C and D shares of the Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratios used for the Fund, which are the same as those stated in the Annual Fund Operating Expenses table, are presented in the charts, and are net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables shown below reflect the maximum initial sales charge for Class A shares but do not reflect any contingent deferred sales charges which may be payable on redemption. If contingent deferred sales charges were reflected, the "Hypothetical Year-End Balance After Fees and Expenses" amounts shown would be lower and the "Annual Fees and Expenses" amounts shown would be higher.



CLASS A SHARES



  MAXIMUM SALES CHARGE  INITIAL HYPOTHETICAL INVESTMENT AMOUNT  ASSUMED RATE OF RETURN
  --------------------  --------------------------------------  ----------------------
         5.75%                        $10,000.00                          5%



      CUMULATIVE RETURN                    CUMULATIVE RETURN   HYPOTHETICAL YEAR-
        BEFORE FEES &     ANNUAL EXPENSE     AFTER FEES &      END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES            RATIO            EXPENSES         FEES & EXPENSES      EXPENSES(1)
----  -----------------   --------------   -----------------   ------------------   -------------
1            5.00%             1.22%             -2.19%(2)         $ 9,781.27         $  692.16
2           10.25%             1.22%              1.51%            $10,151.00         $  121.59
3           15.76%             1.22%              5.35%            $10,534.70         $  126.18
4           21.55%             1.22%              9.33%            $10,932.92         $  130.95
5           27.63%             1.22%             13.46%            $11,346.18         $  135.90
6           34.01%             1.22%             17.75%            $11,775.07         $  141.04
7           40.71%             1.22%             22.20%            $12,220.16         $  146.37
8           47.75%             1.22%             26.82%            $12,682.09         $  151.90
9           55.13%             1.22%             31.61%            $13,161.47         $  157.65
10          62.89%             1.22%             36.59%            $13,658.97         $  163.60
TOTAL GAIN AFTER FEES
  AND EXPENSES                                                     $ 3,658.97
TOTAL ANNUAL FEES AND
  EXPENSES                                                                            $1,967.34
-------------------------------------------------------------------------------------------------



 (1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.



 (2) Reflects deduction of the maximum initial sales charge.


                                                                            ----

APPENDIX A

CLASS B SHARES

  MAXIMUM SALES CHARGE  INITIAL HYPOTHETICAL INVESTMENT AMOUNT  ASSUMED RATE OF RETURN
  --------------------  --------------------------------------  ----------------------
         0.00%                        $10,000.00                          5%


      CUMULATIVE RETURN                    CUMULATIVE RETURN   HYPOTHETICAL YEAR-
        BEFORE FEES &     ANNUAL EXPENSE     AFTER FEES &      END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES            RATIO            EXPENSES         FEES & EXPENSES      EXPENSES(1)
----  -----------------   --------------   -----------------   ------------------   -------------
1            5.00%             1.97%              3.03%            $10,303.00         $  199.98
2           10.25%             1.97%              6.15%            $10,615.18         $  206.04
3           15.76%             1.97%              9.37%            $10,936.82         $  212.29
4           21.55%             1.97%             12.68%            $11,268.21         $  218.72
5           27.63%             1.97%             16.10%            $11,609.63         $  225.35
6           34.01%             1.97%             19.61%            $11,961.41         $  232.17
7           40.71%             1.97%             23.24%            $12,323.84         $  239.21
8           47.75%             1.97%             26.97%            $12,697.25         $  246.46
9           55.13%             1.22%             31.77%            $13,177.20         $  157.83
10          62.89%             1.22%             36.75%            $13,675.30         $  163.80
TOTAL GAIN AFTER FEES
  AND EXPENSES                                                     $ 3,675.30
TOTAL ANNUAL FEES AND
  EXPENSES                                                                            $2,101.85
-------------------------------------------------------------------------------------------------



 (1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.


CLASS C SHARES


  MAXIMUM SALES CHARGE  INITIAL HYPOTHETICAL INVESTMENT AMOUNT  ASSUMED RATE OF RETURN
  --------------------  --------------------------------------  ----------------------
         0.00%                        $10,000.00                          5%



      CUMULATIVE RETURN                    CUMULATIVE RETURN   HYPOTHETICAL YEAR-
        BEFORE FEES &     ANNUAL EXPENSE     AFTER FEES &      END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES            RATIO            EXPENSES         FEES & EXPENSES      EXPENSES(1)
----  -----------------   --------------   -----------------   ------------------   -------------
1            5.00%             1.97%              3.03%            $10,303.00         $  199.98
2           10.25%             1.97%              6.15%            $10,615.18         $  206.04
3           15.76%             1.97%              9.37%            $10,936.82         $  212.29
4           21.55%             1.97%             12.68%            $11,268.21         $  218.72
5           27.63%             1.97%             16.10%            $11,609.63         $  225.35
6           34.01%             1.97%             19.61%            $11,961.41         $  232.17
7           40.71%             1.97%             23.24%            $12,323.84         $  239.21
8           47.75%             1.97%             26.97%            $12,697.25         $  246.46
9           55.13%             1.97%             30.82%            $13,081.97         $  253.93
10          62.89%             1.97%             34.78%            $13,478.36         $  261.62
TOTAL GAIN AFTER FEES
  AND EXPENSES                                                     $ 3,478.36
TOTAL ANNUAL FEES AND
  EXPENSES                                                                            $2,295.77
-------------------------------------------------------------------------------------------------



 (1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.


----
 30

APPENDIX A

CLASS D SHARES


  MAXIMUM SALES CHARGE  INITIAL HYPOTHETICAL INVESTMENT AMOUNT  ASSUMED RATE OF RETURN
  --------------------  --------------------------------------  ----------------------
         0.00%                        $10,000.00                          5%



      CUMULATIVE RETURN                    CUMULATIVE RETURN   HYPOTHETICAL YEAR-
        BEFORE FEES &     ANNUAL EXPENSE     AFTER FEES &      END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES            RATIO            EXPENSES         FEES & EXPENSES      EXPENSES(1)
----  -----------------   --------------   -----------------   ------------------   -------------
1            5.00%             1.97%              3.03%            $10,303.00         $  199.98
2           10.25%             1.97%              6.15%            $10,615.18         $  206.04
3           15.76%             1.97%              9.37%            $10,936.82         $  212.29
4           21.55%             1.97%             12.68%            $11,268.21         $  218.72
5           27.63%             1.97%             16.10%            $11,609.63         $  225.35
6           34.01%             1.97%             19.61%            $11,961.41         $  232.17
7           40.71%             1.97%             23.24%            $12,323.84         $  239.21
8           47.75%             1.97%             26.97%            $12,697.25         $  246.46
9           55.13%             1.97%             30.82%            $13,081.97         $  253.93
10          62.89%             1.97%             34.78%            $13,478.36         $  261.62
TOTAL GAIN AFTER FEES
  AND EXPENSES                                                     $ 3,478.36
TOTAL ANNUAL FEES AND
  EXPENSES                                                                            $2,295.77
-------------------------------------------------------------------------------------------------



 (1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.


                                                                            ----

NOTES

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----
 32

NOTES

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                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Fund's Statement of Additional Information includes a description of the Fund's policies with respect to the disclosure of its portfolio holdings.



You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's transfer agent or visiting the Fund's website at:



Columbia Management Services, Inc.


P.O. Box 8081


Boston, MA 02206-8081


1-800-345-6611

www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund, including the Statement of Additional Information, by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:


Columbia Funds Series Trust I: 811-04367


- Columbia Real Estate Equity Fund (formerly named Columbia Real Estate Equity Fund, Inc.)


--------------------------------------------------------------------------------

(ColumbiaFunds Logo)
A Member of Columbia Management Group


(C)2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.426.3750  www.columbiafunds.com                           INT-36/115631-1206

COLUMBIA REAL ESTATE EQUITY FUND        Prospectus, January 1, 2007


CLASS Z SHARES

Advised by Columbia Management Advisors, LLC


--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                               2
--------------------------------------------------------
Investment Goal.....................................   2
Principal Investment Strategies.....................   2
Principal Investment Risks..........................   2
Performance History.................................   4
Your Expenses.......................................   5

YOUR ACCOUNT                                           7
--------------------------------------------------------
How to Buy Shares...................................   7
Eligible Investors..................................   8
Sales Charges.......................................   9
How to Exchange Shares..............................  10
How to Sell Shares..................................  10
Fund Policy on Trading of Fund Shares...............  12
Financial Intermediary Payments.....................  13
Other Information About Your Account................  14

MANAGING THE FUND                                     18
--------------------------------------------------------
Investment Advisor..................................  18
Portfolio Manager...................................  18
Legal Proceedings...................................  18

FINANCIAL HIGHLIGHTS                                  21
--------------------------------------------------------

APPENDIX A                                            22
--------------------------------------------------------


Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks capital appreciation and above-average income by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of companies principally engaged in the real estate industry, including real estate investment trusts (REITs).

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
A company is "principally engaged" in the real estate industry if at least 50% of its gross income or net profits are attributable to the ownership, construction, management or sale of residential, commercial or industrial real estate.

A REIT is an investment vehicle that pools investors' money for investment primarily in income producing real estate or related loans or interest in another REIT. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets and income, and a requirement that it distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year.

REITs are generally classified as equity REITs, mortgage REITs, and hybrid REITs. An equity REIT, which invests the majority of its assets directly in real properties such as shopping centers, malls, multi-family housing and commercial properties derives its income primarily from rents and lease payments. An equity REIT can also realize capital gains by selling properties that have appreciated in value. A mortgage REIT, which invests the majority of its assets in real estate mortgages, derives its income primarily from interest payments. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs.

At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.


In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as noted otherwise, approval by the Fund's shareholders is not required to modify or change the Fund's investment strategies.


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

----
 2

THE FUND

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in asset-backed and mortgage-backed securities. With respect to investments in mortgage-backed securities, prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, asset-backed and mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

Reinvestment risk is the risk that income from the Fund's debt securities will decline if and when the Fund invests the proceeds from matured, traded or called securities at market interest rates that are below the current earnings rate of the Fund's portfolio.

The Fund may invest in real estate investment trusts ("REITs"). REITs are entities which either own properties or make construction or mortgage loans. REITs also may include operating or finance companies. Investing in REITs involves certain unique risks in addition to those risks associated with the real estate industry in general. The prices of REITs are affected by changes in the value of the underlying property owned by the REITs. In addition, although the Fund does not invest directly in real estate, a REIT investment by the Fund is subject to certain of the risks associated with the ownership of real estate. These risks include possible declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds and changes in interest rates.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Inflation risk is a risk to investors who invest in fixed income instruments, such as bond or money market funds, because there is a chance that the returns on these instruments may not keep pace with inflation. Inflation represents the rising cost of goods and services over time.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                            ----

THE FUND

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of a broad measure of market performance for one year, five years and ten years of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.


              The Fund's returns are compared to the NAREIT Index (National Association of Real Estate Investment Trusts) which reflects performance of all publicly-traded equity REITs. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

             -------------------------------------------------------------------

CALENDAR YEAR TOTAL RETURNS (CLASS Z)


                                  (BAR CHART)

                       38.30%     24.74%                           28.84%      5.41%      3.12%     35.47%     31.08%      7.25%
                                             -12.33%    -2.45%
                        1996       1997       1998       1999       2000       2001       2002       2003       2004       2005





            The Class's year-to-date total return         For the periods shown in bar chart:
            through September 30, 2006 was +22.36%.       Best quarter: 4th quarter 1996, +18.34%
                                                          Worst quarter: 3rd quarter 2002, -9.86%


----
 4

THE FUND


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2005



                                                              INCEPTION
                                                                DATE            1 YEAR          5 YEARS         10 YEARS
Class Z (%)                                                    4/1/94
  Return Before Taxes                                                             7.25           15.66           14.68
  Return After Taxes on Distributions                                             4.11           13.44           12.41
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                                          7.08           12.71           11.79
------------------------------------------------------------------------------------------------------------------------
NAREIT Index (%)                                                                 12.16           19.08           14.50


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------

              UNDERSTANDING EXPENSES


              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees and other expenses that generally include, but are not limited to administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. Higher transaction costs reduce the Fund's returns.


              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions
             -------------------------------------------------------------------

                                                                            ----

THE FUND


SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)



Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                         0.00
--------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                               0.00
--------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)             (1)



 (1) There is a $7.50 charge for wiring sale proceeds to your bank.


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


Management fee (%)                                              0.75
--------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                       0.00
--------------------------------------------------------------------
Other expenses(1) (%)                                           0.22
--------------------------------------------------------------------
Total annual fund operating expenses (%)                        0.97



 (1) Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $99      $309      $536      $1,190


See Appendix A for additional hypothetical investment expense information.

----
 6

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with Columbia Management Services, Inc. or your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for
                       executing the purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts send a completed application and check made
(new account)          payable to the Fund to Columbia Management Services, Inc.,
                       P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts fill out and return the additional
(existing account)     investment stub included in your quarterly statement, or
                       send a letter of instruction including your Fund name and
                       account number with a check made payable to the Fund and
                       mailed to Columbia Management Services, Inc., P.O. Box 8081,
                       Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Management Distributors, Inc.
                       for shares of the same class of the Fund at no additional
                       cost. To exchange by telephone, call 1-800-422-3737. Please see "How to Exchange Shares" for more information.
-----------------------------------------------------------------------------------
By wire                You may purchase shares of the Fund by wiring money from
                       your bank account to your Fund account. To wire funds to
                       your Fund account, call 1-800-422-3737 for wiring
                       instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You can select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       shares of the same class at no additional cost. Exchanges
                       will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or
                       change the amount of the exchange (subject to the $100
                       minimum) by calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this
                       feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the
                       Fund, call 1-800-345-6611.
-----------------------------------------------------------------------------------
Through the            You may purchase Fund shares through the internet. You will
internet               be required to accept the terms of an online agreement and to use a password in order to make internet purchases. The transfer agent has procedures in place to authenticate
                       electronic instructions given via the internet. For more
                       information on internet transactions, or to sign up for
                       internet transactions, please call 1-800-345-6611.


                                                                            ----

YOUR ACCOUNT

ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Class Z shares of the Fund generally are available only to certain "grandfathered" shareholders and to investors holding accounts with intermediaries that assess account level fees for the services they provide. Please read the following section for a more detailed description of the eligibility requirements. The Eligible Investors described below are subject to different minimum initial investment requirements.


Eligibility for certain waivers, exemptions or share classes by new or existing investors may not be readily available or accessible through all intermediaries or all types of accounts offered by a broker/dealer, bank, third-party administrator or other financial institution (each commonly referred to as an "intermediary"). Accessibility of these waivers through a particular intermediary may also change at any time. If you believe you are eligible to purchase shares under a specific exemption, but are not permitted by your intermediary to do so, please contact your intermediary. You may be asked to provide information, including account statements and other records, regarding your eligibility.


Eligible Investors and their applicable investment minimums are as follows:

NO MINIMUM INITIAL INVESTMENT


- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover;



- Any omnibus group retirement plan for which an intermediary or other entity provides services and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the transfer agent; and



- Health Savings Accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.



$1,000 MINIMUM INITIAL INVESTMENT



- Any individual retirement account of an Eligible Investor who would otherwise be subject to a $2,500 minimum initial investment or group retirement plan that is not held in an omnibus manner for which an intermediary or other entity provides services and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the transfer agent.



$2,500 MINIMUM INITIAL INVESTMENT



- Any client of Bank of America Corporation or a subsidiary purchasing shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;



- Any investor purchasing through a Columbia Management Group state tuition plan organized under Section 529 of the Internal Revenue Code;


- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Management Distributors, Inc. (i) who

----
 8

YOUR ACCOUNT

  holds Class Z shares; (ii) who held Primary A shares prior to August 22, 2005;
  (iii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iv) who purchased certain no-load shares of a fund merged with a fund distributed by Columbia Management Distributors, Inc.;

- Any trustee or director (or family member of a trustee or director) of any fund distributed by Columbia Management Distributors, Inc.;

- Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary;


- Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent (each investor purchasing through an intermediary must independently satisfy the $2,500 minimum investment requirement);



- Any institutional investor which is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization; which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933; and



- Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations purchasing shares for their own accounts, including Bank of America Corporation, its affiliates, or subsidiaries.



The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $50 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

                                                                            ----

YOUR ACCOUNT

             -------------------------------------------------------------------
CHOOSING A SHARE CLASS

              The Fund offers one class of shares in this prospectus -- CLASS Z.

              The Fund also offers four additional classes of shares -- Class A, B, C and D shares are available through a separate prospectus. Each share class has its own sales charge and expense structure.


              Broker-dealers, investment advisers or financial planners selling mutual fund shares may offer their clients more than one class of shares in a fund with different pricing options. This allows you and your financial advisor to choose among different types of sales charges and different levels of ongoing operating expenses, depending on the investment programs your financial advisor offers. Investors should consider carefully any separate transactions and other fees charged by these programs in connection with investing in any available share class before selecting a share class.


              Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal
              situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general,
              anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.
             -------------------------------------------------------------------

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Management Distributors, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


Certain restrictions may apply to participants in Health Savings Accounts, including the limitation that participants may exchange their shares only for shares of other funds currently enrolled in the program.



You also may exchange your shares through the internet. You will be required to accept the terms of an online agreement and to use a password in order to make internet exchanges. The transfer agent has procedures in place to authenticate electronic instructions given via the internet. For more information on internet transactions, or to sign up for internet transactions, please call 1-800-345-6611.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents,

----
 10

YOUR ACCOUNT

fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-345-6611 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 10 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares by exchanging from the Fund into Class Z shares or Class A shares (only if
                       Class Z is not offered) of another fund distributed by
                       Columbia Management Distributors, Inc. at no additional
                       cost. To exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period.
                       You do not need to set up this feature in advance of your
                       call. Certain restrictions apply to retirement accounts and
                       Health Savings Accounts. For details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a
                       member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature
                       Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries,
                       surviving joint owners and individual retirement account
                       owners. For details, call 1-800-345-6611.
                       Mail your letter of instruction to Columbia Management
                       Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By wire                You may sell Fund shares and request that the proceeds be
                       wired to your bank. You must set up this feature prior to
                       your request. Be sure to complete the appropriate section of the account application for this feature. Generally, the
                       value of your redemption must be at least equal to $500 in order to have the sale proceeds wired to your bank. There is a $7.50 charge for wiring sale proceeds to your bank. (The transfer agent may waive this fee for omnibus and nominee
                       accounts.) Your bank may charge additional fees for such
                       wire transfer.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum
                       account balance requirement has been waived wrap accounts.
                       All dividend and capital gains distributions must be
                       reinvested. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares of the Fund and request that the
funds transfer         proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
Through the            You may sell Fund shares through the internet. You will be
internet               required to accept the terms of an online agreement and to use a password in order to make internet redemptions. The
                       transfer agent has procedures in place to authenticate
                       electronic instructions given via the internet. For more
                       information on internet transactions, or to sign up for
                       internet transactions, please call 1-800-345-6611.


                                                                            ----

YOUR ACCOUNT

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.


The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.


The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Consequently, there is the risk that the Fund may not be able to do anything in response to market timing that occurs in the Fund which may result in certain shareholders being able to market time the Fund while the shareholders in the Fund bear the burden of such activities.


----
 12

YOUR ACCOUNT


Certain financial intermediaries (including certain retirement plan service providers whose clients include, among others, various retirement plans sponsored by Bank of America and its affiliates for the benefit of its employees (the "Bank of America retirement plan service providers")) have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above. In particular, the Bank of America retirement plan service providers permit the reinstatement of future purchase orders for shares of the Fund following various suspension periods.


The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.


FINANCIAL INTERMEDIARY PAYMENTS

--------------------------------------------------------------------------------

The Fund's distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Fund's distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.02% and 0.10% (between 0.03% and 0.12% in the case of the money market funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund (other than money market funds) attributable to the financial intermediary. The Fund's distributor or its affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund.



Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.40% of the total Fund assets for Class Z shares in the program on an annual basis. As of September 1, 2005, the Fund's Board of Trustees has authorized the Fund to pay up to 0.11% of total fund assets on an annual basis. The amounts in excess of that paid by a Fund will be borne by the Fund's distributor or its affiliates.


                                                                            ----

YOUR ACCOUNT


The Fund's distributor or its affiliates may make other payments or allow promotional incentives to financial intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.



Amounts paid by the Fund's distributor or its affiliates are paid out of the distributor's or its affiliates' own revenue and do not increase the amount paid by you or your Fund. You can find further details about the payments made by the Fund's distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Fund's distributor or its affiliates has agreed to make marketing support payments in your Fund's Statement of Additional Information, which can be obtained at www.columbiafunds.com or by calling 1-800-345-6611. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Fund's distributor and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular Fund or share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for holidays.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.


AUTOMATIC SALE OF YOUR SHARES The Fund will automatically sell your shares if the value of your account (treating each Fund account you own separately from any other Fund account you may own) falls below $250.


----
 14

YOUR ACCOUNT


Contingent deferred sales charges will not be applied to shares automatically sold by the Fund. If your shares are sold, the transfer agent will remit the balance of your account to you. The transfer agent will send you written notification at least 30 days in advance of any such automatic sale, which will provide details on how you can add money to your account in order to avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia fund in which you hold shares, or establishing an automatic investment plan. Please contact the transfer agent, review the website at www.columbiafunds.com, call 1-800-345-6611 or contact your investment professional for more information. The automatic sale of shares of accounts valued at less than $250 will take place in the second quarter of each calendar year.



The Fund may also sell your shares if a financial institution or intermediary instructs the Fund to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the Investment Company Act of 1940 ("ICA").



MINIMUM ACCOUNT BALANCE FEE Beginning in the second quarter of 2007, if the value of your account (treating each Fund account you own separately from any other Fund account you may own) falls below the minimum initial investment applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Contingent deferred sales charges will not be applied to shares automatically sold by the Fund. The Fund reserves the right to lower the account size trigger point for the minimum balance fee in any year for any class of shares when the Fund believes it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons. The transfer agent will reduce the expenses paid by your Fund for transfer agency services by the amount it collects from assessment of this fee. If your Fund has no transfer agency expenses against which to offset the amount collected through assessment of this fee, the transfer agent will pay such amount directly to your Fund. The transfer agent will send you written notification of the imposition of any such fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia fund in which you hold shares, or establishing an automatic investment plan. Please contact the transfer agent, review the website at www.columbiafunds.com, call 1-800-345-6611 or contact your investment professional for more information.



EXCEPTIONS TO THE AUTOMATIC SALE OF YOUR SHARES AND THE MINIMUM ACCOUNT BALANCE FEE The automatic sale of shares of accounts valued at less than $250 and the minimum account balance fee described above do not apply to shareholders holding their shares through broker-dealer networked accounts, wrap fee and omnibus accounts, accounts with active automatic investment plans or payroll deduction plans, accounts that were created by the automatic conversion of Class B shares to Class A shares, accounts that were created by the automatic conversion of Class G shares to Class T shares, certain qualified retirement plans or Health Savings Accounts. The automatic sale of shares of accounts valued at less than $250 does not apply to individual retirement plans.


SHARE CERTIFICATES Share certificates are not available for Class Z shares.

                                                                            ----

YOUR ACCOUNT

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

DISTRIBUTION OPTIONS The Fund distributes any dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.



TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account or a Health Savings Account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.



The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.



In general, any distributions of dividends, interest and short-term capital gains (determined by how long the Fund held the investments that generated them) are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax in


----
 16

YOUR ACCOUNT


taxable years beginning before January 1, 2011. Properly designated distributions of long-term capital gains (determined by how long the Fund held the investments that generated them) are generally taxable as such, regardless of how long you have held your Fund shares. Long-term capital gain rates have been temporarily reduced -- in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets -- for taxable years beginning before January 1, 2011. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.


Special rules apply to the tax treatment of distributions from the Fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. In respect of dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations. Prospective investors who are foreign persons should refer to the Statement of Additional Information and consult their tax advisor.


                                                                            ----

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, LLC ("Columbia Advisors"), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Advisors is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Advisors runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Advisors is a direct, wholly owned subsidiary of Columbia Management Group, LLC ("CMG"), which in turn is a direct, wholly owned subsidiary of Bank of America, which in turn is a wholly owned subsidiary of Bank of America Corporation, a financial services holding company organized as a Delaware corporation. Columbia Advisors, a registered investment advisor, has been an investment advisor since 1995.


On September 30, 2005, Columbia Management Advisors, Inc. ("Columbia Management") merged into Columbia Advisors (which prior to September 30, 2005 had been known as Banc of America Capital Management, LLC). Before September 30, 2005, Columbia Management was the investment advisor to the Fund. As a result of the merger, Columbia Advisors is now the investment advisor to the Fund.


For the 2006 fiscal year, aggregate advisory fees paid to Columbia Advisors and/or Columbia Management by the Fund, not including pricing and bookkeeping and other fees paid to Columbia Advisors and/or Columbia Management by the Fund, amounted to 0.75% of average daily net assets of the Fund. A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is included in the Fund's semi-annual report to shareholders for the period ended February 28, 2006.


PORTFOLIO MANAGER
--------------------------------------------------------------------------------

ARTHUR J. HURLEY, a senior portfolio manager of Columbia Advisors, LLC ("Columbia Advisors"), is the manager for the Fund and has managed the Fund since September, 2006. Mr. Hurley previously served as a senior portfolio manager for Lee Munder Capital Group from December, 2002 to August, 2006. Prior to December, 2002, Mr. Hurley worked for State Street Global Advisors/The Tuckerman Group, first as a REIT analyst and portfolio manager and later as managing director and portfolio manager since October, 1998.



The Statement of Additional Information provides additional information about the manager's compensation, other accounts managed and ownership of securities in the Fund.


LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.


----
 18

MANAGING THE FUND


Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.



Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has released the proposed plan of distribution for public notice and comment but has not yet approved a final plan of distribution.



As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.



A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.



In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.



On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.



On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.


                                                                            ----

MANAGING THE FUND


On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.



On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.



In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the ICA and the Investment Advisers Act of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005 naming the Columbia Funds as nominal defendants. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal to the United States Court of Appeals for the First Circuit on December 30, 2005; this appeal is currently pending. The parties have advised the appellate court that they are engaged in settlement discussions and the court has, accordingly, deferred the briefing schedule for the appeal. The settlement has not yet been finalized. Any settlement ultimately agreed by the parties will be subject to court approval.



This matter is ongoing. Accordingly, no estimate can be made of the financial impact, if any, of this litigation on any fund.


----
 20

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the Fund's the last six fiscal periods, which run from September 1 to August 31, unless otherwise indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report containing those financial statements by calling 1-800-345-6611.


THE FUND


                                                   YEAR ENDED                       PERIOD ENDED               YEAR ENDED
                                                   AUGUST 31,                        AUGUST 31,               DECEMBER 31,
                                      2006             2005            2004            2003(a)          2002(b)           2001
                                     Class Z         Class Z         Class Z           Class Z          Class Z         Class Z
                                     -------         -------         -------           -------          -------         -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                27.86           25.60           21.06             17.81            18.04           17.89
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS($):
  Net investment income                 0.48(c)         0.90(c)(d)      0.88(c)           0.39(c)(e)       0.82(c)         0.79
  Net realized and unrealized
  gain (loss) on investments            4.88            4.70            4.62              3.14(e)         (0.25)           0.15
---------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                              5.36            5.60            5.50              3.53             0.57            0.94
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS($):
  From net investment income           (0.84)          (0.82)          (0.77)            (0.28)           (0.71)          (0.72)
  From net realized gains              (3.28)          (2.52)          (0.19)               --            (0.09)          (0.07)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to
Shareholders                           (4.12)          (3.34)          (0.96)            (0.28)           (0.80)          (0.79)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                      29.10           27.86           25.60             21.06            17.81           18.04
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(f)                    21.99           22.99           26.72             20.01(g)          3.12            5.41
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS/SUPPLEMENTAL DATA:
Operating expenses(%)(h)                0.94            0.93            0.97              1.08             0.94            0.95
Interest expense(%)                       --(j)           --              --                --               --              --
Expenses (%)(h)                         0.94            0.93            0.97              1.08(i)          0.94            0.95
Net investment income (%)(h)            1.78            3.40            3.78              3.09(e)(i)       5.30            4.65
Portfolio turnover rate (%)               10              10              28                33(g)            53              41
Net assets, end of period (in
thousands) ($)                       578,899         758,147         872,924           884,747          774,646         621,590


 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) On November 1, 2002, the existing Fund shares were redesignated Class Z shares.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.24 per share.

 (e) Effective January 1, 2003, the Fund adopted the policy to reduce cost of investments for financial statement purposes by the distributions received in excess of income from Real Estate Investment Trusts. The effect of this change for the eight months ended August 31, 2003 was to decrease the net investment income per share by $0.05, increase net realized and unrealized gain on investments per share by $0.05 and decrease the ratio of net investment income to average net assets from 3.51% to 3.09%. Per share data and ratios for periods prior to August 31, 2003 have not been restated to, reflect this change in policy.

 (f) Total return at net asset value assuming all distributions reinvested.

 (g) Not annualized.


 (h) The benefits derived from custody credits had an impact of less than 0.01%.


 (i) Annualized.


 (j) Rounds to less than 0.01%.


                                                                            ----

APPENDIX A

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION


The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The chart shows the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart, and is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower.


CLASS Z SHARES


                     INITIAL HYPOTHETICAL INVESTMENT AMOUNT
 ANNUAL EXPENSE RATIO            $10,000.00                    ASSUMED RATE OF RETURN
         0.00%                               CUMULATIVE                   5%
      CUMULATIVE RETURN                     RETURN AFTER    HYPOTHETICAL YEAR     ANNUAL
       BEFORE FEES AND    ANNUAL EXPENSE      FEES AND      END BALANCE AFTER    FEES AND
YEAR      EXPENSES             RATIO          EXPENSES      FEES AND EXPENSES   EXPENSES(1)

1           5.00%              0.97%            4.03%          $10,403.00        $   98.95
2          10.25%              0.97%            8.22%          $10,822.24        $  102.94
3          15.76%              0.97%           12.58%          $11,258.38        $  107.09
4          21.55%              0.97%           17.12%          $11,712.09        $  111.41
5          27.63%              0.97%           21.84%          $12,184.09        $  115.90
6          34.01%              0.97%           26.75%          $12,675.11        $  120.57
7          40.71%              0.97%           31.86%          $13,185.91        $  125.43
8          47.75%              0.97%           37.17%          $13,717.30        $  130.48
9          55.13%              0.97%           42.70%          $14,270.11        $  135.74
10         62.89%              0.97%           48.45%          $14,845.20        $  141.21
TOTAL GAIN AFTER FEES
  AND EXPENSES                                                 $ 4,845.20
TOTAL ANNUAL FEES AND
  EXPENSES PAID                                                                  $1,189.72



 (1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.


----
 22

NOTES


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                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information includes a description of the Fund's policies with respect to the disclosure of its portfolio holdings.



You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's transfer agent or visiting the Fund's website at:



Columbia Management Services, Inc.


P.O. Box 8081


Boston, MA 02266-8081


1-800-345-6611

www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund, including the Statement of Additional Information, by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:


Columbia Funds Series Trust I: 811-04367



- Columbia Real Estate Equity Fund (formerly named Columbia Real Estate Equity Fund, Inc.)


--------------------------------------------------------------------------------

(ColumbiaFunds Logo)

A Member of Columbia Management Group


(C)2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.426.3750  www.columbiafunds.com                           INT-36/115747-1206

COLUMBIA CONSERVATIVE HIGH YIELD FUND   Prospectus, January 1, 2007


CLASS A, B, C AND D* SHARES

Advised by Columbia Management Advisors, LLC


--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                               2
--------------------------------------------------------
Investment Goal.....................................   2
Principal Investment Strategies.....................   2
Principal Investment Risks..........................   2
Performance History.................................   4
Your Expenses.......................................   7

YOUR ACCOUNT                                           9
--------------------------------------------------------
How to Buy Shares...................................   9
Investment Minimums.................................  10
Sales Charges.......................................  10
How to Exchange Shares..............................  14
How to Sell Shares..................................  15
Fund Policy on Trading of Fund Shares...............  16
Distribution and Service Fees.......................  18
Other Information About Your Account................  19


MANAGING THE FUND                                     23
--------------------------------------------------------
Investment Advisor..................................  23
Portfolio Managers..................................  23
Legal Proceedings...................................  23


FINANCIAL HIGHLIGHTS                                  26
--------------------------------------------------------

APPENDIX A                                            30
--------------------------------------------------------


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

*EFFECTIVE OCTOBER 13, 2003, THIS FUND'S CLASS D SHARES WERE CLOSED TO NEW INVESTORS.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks a high level of income, with capital appreciation as a secondary goal, by investing in non-investment-grade corporate debt securities, commonly referred to as "junk" or "high-yield" bonds.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Normally, the Fund will invest at least 80% of its assets (plus any borrowings for investment purposes) in bonds rated Ba or B by Moody's Investors Service, Inc. (Moody's) or BB or B by Standard & Poor's (S&P). No more than 10% of the Fund's assets will be invested in bonds rated Caa by Moody's or CCC by S&P, and no Fund assets will be invested in bonds rated, at the time of purchase, below these grades. By focusing on higher quality junk bonds, the Fund seeks access to higher yielding bonds without assuming all the risk associated with the broader junk bond market.

At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

The Fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters to gain or reduce exposure to particular securities or segments of the bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use derivatives for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses derivatives in an effort to achieve more efficiently economic exposures similar to those it could have achieved through the purchase and sale of fixed income securities. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to investments of that kind.


In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as noted otherwise, approval by the Fund's shareholders is not required to modify or change the Fund's investment strategies.


As part of its investment strategy, the Fund may buy and sell securities frequently. Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains (which are taxable at higher rates than long-term capital gains). Frequent trading may also result in higher brokerage commissions and other transaction costs and additional tax liability, which could reduce the Fund's returns. This may result in higher transaction costs and additional tax liability.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

----
 2

THE FUND

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Credit risk refers to the possibility that the issuer of a bond may fail to make timely payments of interest or principal. The lower-rated bonds held by the Fund, commonly referred to as "junk bonds," are subject to greater credit risk, and are generally less liquid, than higher-rated, lower yielding bonds. These bonds may be issued to fund corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events, and they are often issued by smaller, less creditworthy companies or by companies with substantial debt. The prices of such bonds are generally more sensitive than higher-rated bonds to the financial condition of the issuer and adverse changes in the economy. Changes in economic conditions or other circumstances are more likely to weaken the ability of the issuer to make principal and interest payments on these bonds than is the case for high-rated bonds. In addition, the ratings of securities provided by Moody's and S&P are estimates by the rating agencies of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis. See the Statement of Additional Information for a complete discussion of bond ratings.

Inflation risk is a risk to investors who invest in fixed income instruments, such as bond or money market funds, because there is a chance that the returns on these instruments may not keep pace with inflation. Inflation represents the rising cost of goods and services over time.

Reinvestment risk is the risk that income from the Fund's debt securities will decline if and when the Fund invests the proceeds from matured, traded or called securities at market interest rates that are below the current earnings rate of the Fund's portfolio.


Derivatives involve special risks and may result in losses. The Fund may enter into a number of derivative strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund or that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                            ----

THE FUND

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B, C and D shares, including sales charges, compare with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted below, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were reflected, these returns would be lower.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.


              The Fund's returns are compared to the J.P. Morgan Chase Developed BB High Yield Index ("J.P. Morgan Index"), an index that is designed to mirror the investable universe of the U.S. dollar developed, BB-rated, high yield corporate debt market. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

             -------------------------------------------------------------------

----
 4

THE FUND

CALENDAR YEAR TOTAL RETURNS (CLASS A)(1)



                                  (BAR CHART)

                        9.43%     12.70%      6.26%      2.38%      4.61%      6.63%      1.11%     11.16%      7.16%      2.45%
                        1996       1997       1998       1999       2000       2001       2002       2003       2004       2005




            The Class's year-to-date total return through  For the periods shown in bar chart:
            September 30, 2006 was +2.87%.                 Best quarter: 3rd quarter 2004, +5.03%
                                                           Worst quarter: 2nd quarter 2002, -2.28%



 (1) Class A is a newer class of shares. Its performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and Class Z shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class A shares were initially offered on November 1, 2002, and Class Z shares were initially offered on October 1, 1993.


                                                                            ----

THE FUND


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2005



                                                                                 5                10
                                                              1 YEAR          YEARS(1)         YEARS(1)
Class A (%)
  Return Before Taxes                                          -2.43            4.61             5.81
  Return After Taxes on Distributions                          -4.49            2.11             2.78
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                       -1.60            2.40             3.04
-------------------------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes                                          -3.13            4.80             6.06
  Return After Taxes on Distributions                          -5.02            2.44             3.11
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                        2.05            2.65             3.32
-------------------------------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes                                           0.87            5.17             6.09
  Return After Taxes on Distributions                          -1.07            2.82             3.13
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                        0.55            2.98             3.34
-------------------------------------------------------------------------------------------------------
Class D (%)
  Return Before Taxes                                           0.81            5.01             6.01
  Return After Taxes on Distributions                          -1.12            2.64             3.05
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                        0.51            2.53             3.26
-------------------------------------------------------------------------------------------------------
JP Morgan Index (%)                                             2.58            9.34             8.24



 (1) Class A, Class B and Class D are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to their inception. The returns for Class C include the returns of Class B prior to October 13, 2003, the date on which Class C was initially offered by the fund. The returns shown for Class C also include the performance of Class Z prior to the inception of Class B (November 1, 2002). These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class C shares were initially offered on October 13, 2003, Class A, B and D shares were initially offered on November 1, 2002, and Class Z shares were initially offered on October 1, 1993.


----
 6

THE FUND

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------

              UNDERSTANDING EXPENSES

              SALES CHARGES are paid directly by shareholders to Columbia Management Distributors, Inc., the Fund's distributor.


              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1 fees and other expenses that generally include, but are not limited to, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. Higher transaction costs reduce the Fund's returns.


              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table, but does reflect the waiver of the initial sales charge for Class D shares. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions

              - Class B shares convert to Class A shares after eight years
             -------------------------------------------------------------------


SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)



                                                               CLASS A         CLASS B         CLASS C         CLASS D
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                         4.75            0.00            0.00            1.00(1)
----------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                               1.00(2)         5.00            1.00            1.00
----------------------------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)             (3)             (3)             (3)             (3)



 (1) The Fund's advisor has agreed to waive indefinitely the front-end sales charge for purchases of Class D shares by existing Class D shareholders.



 (2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 12 months of purchase.



 (3) There is a $7.50 charge for wiring sale proceeds to your bank.


                                                                            ----

THE FUND

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


                                                               CLASS A         CLASS B         CLASS C         CLASS D
Management fee(1) (%)                                           0.56            0.56            0.56            0.56
----------------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                       0.25(2)         1.00            1.00(4)         1.00(4)
----------------------------------------------------------------------------------------------------------------------
Other expenses(3) (%)                                           0.20            0.20            0.20            0.20
----------------------------------------------------------------------------------------------------------------------
Total annual fund operating expenses (%)                        1.01            1.76            1.76            1.76



 (1) The Fund pays an investment advisory fee of 0.56%. The Fund's investment advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average net assets. The breakpoint schedule for the Fund is as follows: 0.60% for assets up to $500 million; 0.55% for assets in excess of $500 million and up to $1 billion; 0.52% for assets in excess of $1 billion and up to $1.5 billion, and 0.49% for assets in excess of $1.5 billion.



 (2) The Fund may pay distribution and service (12b-1) fees up to a maximum of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.25% for shareholder liaison services and up to 0.10% for distribution services), but will limit such fees to an aggregate fee of not more than 0.25% during the current fiscal year.



 (3) Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.



 (4) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C and Class D shares. As a result, the 12b-1 fee for Class C and Class D shares would be 0.85% and 0.85%, respectively, and the total annual fund operating expenses for Class C and Class D shares would be 1.61% and 1.61%, respectively. This arrangement may be modified or terminated at any time.


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


CLASS                                                            1 YEAR         3 YEARS         5 YEARS         10 YEARS
Class A                                                           $573           $781           $1,006           $1,653
------------------------------------------------------------------------------------------------------------------------
Class B:  did not sell your shares                                $179           $554           $  954           $1,875
          sold all your shares at
          the end of the period                                   $679           $854           $1,154           $1,875
------------------------------------------------------------------------------------------------------------------------
Class C:  did not sell your shares                                $179           $554           $  954           $2,073
          sold all your shares at
          the end of the period                                   $279           $554           $  954           $2,073
------------------------------------------------------------------------------------------------------------------------
Class D:  did not sell your shares                                $179           $554           $  954           $2,073
          sold all your shares at
          the end of the period                                   $279           $554           $  954           $2,073


See Appendix A for additional hypothetical investment and expense information.

----
 8

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

Notice to Fund Shareholders: Class D shares are closed to new investors and new accounts. The Fund now offers Class C shares, which are subject to the same service and distribution fees and sales charges as Class D shares except Class C shares are not subject to a front-end sales charge. The Fund's advisor has agreed to waive indefinitely the front-end sales charge for purchases of Class D shares by existing Class D investors. For more information on expenses and sales charges for Class C shares and Class D shares, see "Your Expenses" and "Sales Charges".

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for
                       executing the purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts, send a completed application and check
(new account)          made payable to Columbia Management Services, Inc., P.O. Box
                       8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts, fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                       Management Services, Inc., P.O. Box 8081, Boston, MA
                       02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Management Distributors, Inc.
                       for shares of the same class (and, in some cases, certain
                       other classes) of the Fund at no additional cost. An
                       exchange to another Fund may incur a sales charge if the
                       original purchase was not assessed a sales charge. To
                       exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------
By wire                You may purchase shares of the Fund by wiring money from
                       your bank account to your Fund account. To wire funds to
                       your Fund account, call 1-800-422-3737 for wiring
                       instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       fund shares of the same class of the Fund at no additional cost. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-345-6611. There may be an additional sales charge if exchanging from a money market fund. Be sure to complete the appropriate section of the
                       account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares of the Fund at no additional sales charge. There may be an additional sales
                       charge if exchanging from a money market fund. To invest
                       your dividends in the Fund, call 1-800-345-6611.
-----------------------------------------------------------------------------------
Through the            You may purchase Fund shares through the internet. You will
internet               be required to accept the terms of an online agreement and to use a password in order to make internet purchases. The transfer agent has procedures in place to authenticate
                       electronic instructions given via the internet. For more
                       information on internet transactions, or to sign up for the internet transactions, please call 1-800-345-6611.


                                                                            ----

YOUR ACCOUNT

INVESTMENT MINIMUMS
--------------------------------------------------------------------------------

The minimum initial investment for Class A, Class B and Class C shares generally is $2,500. For individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement accounts, the minimum initial investment is $1,000. For non-omnibus group retirement plans, the investment minimums are determined based on the plan's investment rather than the investment of its individual participants. For investors establishing an automatic investment plan, the minimum initial investment is $50. There is no minimum initial investment for omnibus accounts, wrap accounts or Health Savings Accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.



The minimum investment for additional purchases of Class A, Class B, Class C, and Class D shares is $50 for all investors.



The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


Please see the Statement of Additional Information for more details on investment minimums.

SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge ("CDSC") when you sell shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information. The Board of Trustees has waived sales charges for Health Savings Accounts.


             -------------------------------------------------------------------

              CHOOSING A SHARE CLASS


              The Fund offers four classes of shares in this prospectus -- CLASS A, B, C and D. Class D shares are closed to new investors and new accounts. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $50,000 but less than $1 million can be made only in Class A, C or D shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.


              The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a
              separate prospectus provided to eligible institutional and other investors.
             -------------------------------------------------------------------

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on

----
 10

YOUR ACCOUNT

the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

CLASS A SALES CHARGES

                                                                                                      % OF OFFERING
                                                                AS A % OF                                 PRICE
                                                                THE PUBLIC           AS A %            RETAINED BY
                                                                 OFFERING           OF YOUR             FINANCIAL
AMOUNT PURCHASED                                                  PRICE            INVESTMENT            ADVISOR
Less than $50,000                                                  4.75               4.99                4.25
-------------------------------------------------------------------------------------------------------------------
$50,000 to less than $100,000                                      4.50               4.71                4.00
-------------------------------------------------------------------------------------------------------------------
$100,000 to less than $250,000                                     3.50               3.63                3.00
-------------------------------------------------------------------------------------------------------------------
$250,000 to less than $500,000                                     2.50               2.56                2.25
-------------------------------------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                                   2.00               2.04                1.75
-------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                                 0.00               0.00                0.00


Class A shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.


For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

PURCHASES OVER $1 MILLION


AMOUNT PURCHASED                                                COMMISSION %
$1 million to less than $3 million                                  1.00
----------------------------------------------------------------------------
$3 million to less than $50 million                                 0.50
----------------------------------------------------------------------------
$50 million or more                                                 0.25



For group retirement plans, financial advisors are eligible to receive a 1.00% commission from the distributor on purchases, including those investments less than $1 million, that are coded as commission eligible trades.



Purchase amounts are aggregated among all Columbia funds for purposes of the above table.


                                                                            ----

YOUR ACCOUNT

             -------------------------------------------------------------------

              UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

              Certain investments in Class A, B, C and D shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the
              time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the
              longest.
             -------------------------------------------------------------------

REDUCED SALES CHARGES FOR LARGER INVESTMENTS.
  A.  What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.


RIGHTS OF ACCUMULATION The value of eligible accounts maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.


STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

  B.  What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

- Individual accounts

- Joint accounts

- Certain IRA accounts

- Certain trusts

- UTMA/UGMA accounts


For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. An account is not eligible to the extent it holds an institutional class of shares of a


----
 12

YOUR ACCOUNT


Columbia money market fund or Class R shares of any Columbia fund. The value of your investment in a non-institutional class of a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Non-institutional class investments in Columbia money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.


  C.  How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.

  D.  How can I obtain more information about breakpoint discounts?


Certain investors, including affiliates of the Funds, broker/dealers and their affiliates, investors in wrap-fee programs, through fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Fund as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information which can be obtained at www.columbiafunds.com or by calling 1-800-345-6611.



CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Purchases up to $50,000 are allowed in Class B shares assuming the combined value of the customer's total assets in the Columbia funds does not reach $50,000. Purchases in Class B shares that bring the combined value of a customer's total assets to $50,000 or above will be rejected. A customer's total assets may include accounts for immediate family members. Group plan accounts are valued at the plan level. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission of 4.00% on sales of Class B shares.


                                                                            ----

YOUR ACCOUNT

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   5.00
-------------------------------------------------------------------------------
Through second year                                                  4.00
-------------------------------------------------------------------------------
Through third year                                                   3.00
-------------------------------------------------------------------------------
Through fourth year                                                  3.00
-------------------------------------------------------------------------------
Through fifth year                                                   2.00
-------------------------------------------------------------------------------
Through sixth year                                                   1.00
-------------------------------------------------------------------------------
Longer than six years                                                0.00


Automatic conversion to Class A shares occurs eight years after purchase.


CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding the shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.

CLASS C SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   1.00
-------------------------------------------------------------------------------
Longer than one year                                                 0.00


CLASS D SHARES Class D shares are closed to new investors. Your purchases of Class D shares are made at the public offering price for these shares. This price includes a sales charge of 1.00% (waived indefinitely), which is paid as a commission to your financial advisor on the sale of Class D shares as shown in the chart below.


CLASS D SALES CHARGES

                                            % OF OFFERING PRICE
  AS A % OF THE PUBLIC      AS A % OF      RETAINED BY FINANCIAL
     OFFERING PRICE      YOUR INVESTMENT          ADVISOR
          1.00                1.01                 1.00


Class D shares also carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC.


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class (and in some cases certain other classes) of another fund distributed by Columbia Management Distributors, Inc. at net asset value. In the case of Class D shares, you may exchange your Class D shares for Class D shares of another fund in which you own Class D shares. Otherwise, you may exchange your Class D shares only for Class C shares. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be

----
 14

YOUR ACCOUNT

the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


Certain restrictions may apply to participants in Health Savings Accounts, including the limitation that participants may exchange their shares only for shares of other funds currently enrolled in the program.



You also may exchange your shares through the internet. You will be required to accept the terms of an online agreement and to use a password in order to make internet exchanges. The transfer agent has procedures in place to authenticate electronic instructions given via the internet. For more information on internet transactions, or to sign up for internet transactions, please call 1-800-345-6611.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) if applicable you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 10 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


                                                                            ----

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund distributed by
                       Columbia Management Distributors, Inc. at no additional
                       cost. To exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts and Health Savings Accounts. For
                       details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or if
                       applicable, stock power form along with any share
                       certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures
                       must be guaranteed by either a bank, a member firm of a
                       national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program
                       for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                       1-800-345-6611.

                       Mail your letter of instruction to Columbia Management
                       Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By wire                You may sell Fund shares and request that the proceeds be
                       wired to your bank. You must set up this feature prior to
                       your request. Be sure to complete the appropriate section of the account application for this feature. Generally, the
                       value of your redemptions must be at least equal to $500 in order to have the sale proceeds wired to your bank. There is a $7.50 charge for wiring sale proceeds to your bank. (The transfer agent may waive this fee for omnibus and nominee
                       accounts.) Your bank may charge additional fees for such
                       wire transfer.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum
                       account balance requirement has been waived for wrap
                       accounts. This feature is not available if you hold your
                       shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the
                       appropriate section of the account application for this
                       feature.
-----------------------------------------------------------------------------------
By electronic funds    You may sell shares of the Fund and request that the
transfer               proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
Through the            You may sell Fund shares through the internet. You will be
Internet               required to accept the terms of an online agreement and to use a password in order to make internet redemptions. The
                       transfer agent has procedures in place to authenticate
                       electronic instructions given via the internet. For more
                       information on internet transactions, or to sign up for
                       internet transactions, please call 1-800-345-6611.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.


The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts,

----
 16

YOUR ACCOUNT


the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.


The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain funds impose a redemption fee on the proceeds of fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.


The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Consequently, there is the risk that the Fund may not be able to do anything in response to market timing that occurs in the Fund which may result in certain shareholders being able to market time the Fund while the shareholders in the Fund bear the burden of such activities.



Certain financial intermediaries (including certain retirement plan service providers whose clients include, among others, various retirement plans sponsored by Bank of America and its affiliates for the benefit of its employees (the "Bank of America retirement plan service providers")) have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above. In particular, the Bank of America retirement plan service provider permits the reinstatement of future purchase orders for shares of the Fund following various suspension periods.


The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

                                                                            ----

YOUR ACCOUNT

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------


RULE 12B-1 PLAN The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B, C and D shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B, Class C and Class D shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for each of Class B, Class C and Class D shares. Distribution and service fees are paid out of the assets of these classes. The Fund's Board of Trustees limits total payments under the Rule 12b-1 plan for Class A shares to 0.25%. The Fund's distributor has voluntarily agreed to waive a portion of the Class C and Class D 12b-1 fee so that it does not exceed 0.85% annually. This arrangement may be modified or terminated by the Fund's distributor at any time. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after eight years, eliminating a portion of the distribution fee upon conversion.



FINANCIAL INTERMEDIARY PAYMENTS The Fund's distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Fund's distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.02% and 0.10% (between 0.03% and 0.12% in the case of the money market funds) on an annual basis for payments based on average net assets of the Funds attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund (other than the money market funds) attributable to the financial intermediary. The Fund's distributor or its affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund.



Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of the total Fund assets for Class A, B and C shares in the program on an annual basis. As of September 1, 2005, the Trust's Board has authorized the Fund to pay up to 0.11% of total fund assets on an annual basis. The amounts in excess of that paid by a Fund will be borne by the Fund's distributor or its affiliates.


----
 18

YOUR ACCOUNT


The Fund's distributor or its affiliates may make other payments or allow promotional incentives to financial intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.



Amounts paid by the Fund's distributor or its affiliates are paid out of the distributor's or its affiliates' own revenue and do not increase the amount paid by you or your Fund. You can find further details about the payments made by the Fund's distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Fund's distributor or its affiliates has agreed to make marketing support payments in your Fund's Statement of Additional Information, which can be obtained at www.columbiafunds.com or by calling 1-800-345-6611. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Fund's distributor and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular Fund or share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.


AUTOMATIC SALE OF YOUR SHARES The Fund will automatically sell your shares if the value of your account (treating each Fund account you own separately from any other Fund account you may own) falls below $250.


                                                                            ----

YOUR ACCOUNT


Contingent deferred sales charges will not be applied to shares automatically sold by the Fund. If your shares are sold, the transfer agent will remit the balance of your account to you. The transfer agent will send you written notification at least 30 days in advance of any such automatic sale, which will provide details on how you can add money to your account in order to avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia fund in which you hold shares, or establishing an automatic investment plan. Please contact the transfer agent, review the website at www.columbiafunds.com, call 1-800-345-6611 or contact your investment professional for more information. The automatic sale of shares of accounts valued at less than $250 will take place in the second quarter of each calendar year.



The Fund may also sell your shares if a financial institution or intermediary instructs the Fund to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the Investment Company Act of 1940.



MINIMUM ACCOUNT BALANCE FEE Beginning in the second quarter of 2007, if the value of your account (treating each Fund account you own separately from any other Fund account you may own) falls below the minimum initial investment applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Contingent deferred sales charges will not be applied to shares automatically sold by the Fund. The Fund reserves the right to lower the account size trigger point for the minimum balance fee in any year for any class of shares when the Fund believes it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons. The transfer agent will reduce the expenses paid by your Fund for transfer agency services by the amount it collects from assessment of this fee. If your Fund has no transfer agency expenses against which to offset the amount collected through assessment of this fee, the transfer agent will pay such amount directly to your Fund. The transfer agent will send you written notification in advance of the imposition of any such fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia fund in which you hold shares, or establishing an automatic investment plan. Please contact the transfer agent, review the website at www.columbiafunds.com, call 1-800-345-6611 or contact your investment professional for more information.



EXCEPTIONS TO THE AUTOMATIC SALE OF YOUR SHARES AND THE MINIMUM ACCOUNT BALANCE FEE The automatic sale of shares of accounts valued at less than $250 and the minimum account balance fee described above do not apply to shareholders holding their shares through broker-dealer networked accounts, wrap fee and omnibus accounts, accounts with active automatic investment plans or payroll deduction plans, accounts that were created by the automatic conversion of Class B shares to Class A shares, accounts that were created by the automatic conversion of Class G shares to Class T shares, certain qualified retirement plans or Health Savings Accounts. The automatic sale of shares of accounts valued at less than $250 does not apply to individual retirement plans.



SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have returned them to the transfer agent.


DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

----
 20

YOUR ACCOUNT

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

DISTRIBUTION OPTIONS The Fund declares any dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Shares begin to earn dividends on the date on which a purchase order is settled by payment. Shares stop earning dividends at the close of business on the day before the date on which a redemption order is settled. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your current fund
-------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
-------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
-------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.



TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account or a Health Savings Account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.



The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.


                                                                            ----

YOUR ACCOUNT


In general, any distributions of dividends, interest and short-term capital gains (determined by how long the Fund held the investments that generated them) are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax in taxable years beginning before January 1, 2011. It is not expected that a significant portion of the Fund's distributions will constitute qualified dividend income. Properly designated distributions of long-term capital gains (determined by how long the Fund held the investments that generated them) are generally taxable as such, regardless of how long you have held your Fund shares. Long-term capital gain rates have been temporarily reduced -- in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets -- for taxable years beginning before January 1, 2011. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

----
 22

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, LLC. (Columbia Advisors), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Advisors is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Advisors runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Advisors is a direct wholly owned subsidiary of Columbia Management Group, LLC ("CMG"), which in turn is a direct wholly owned subsidiary of Bank of America, which in turn is a wholly owned banking subsidiary of Bank of America Corporation, a financial services holding company organized as a Delaware corporation. Columbia Advisors, a registered investment advisor, has been an investment advisor since 1995.


On September 30, 2005, Columbia Management Advisors, Inc. ("Columbia Management") merged into Columbia Advisors (which prior to September 30, 2005 had been known as Banc of America Capital Management, LLC). Before September 30, 2005, Columbia Management was the investment advisor to the Fund. As a result of the merger, Columbia Advisors is now the investment advisor to the Fund.


For the 2006 fiscal year, aggregate advisory fees paid to Columbia Advisors and/or Columbia Management by the Fund, not including pricing and bookkeeping and other fees paid to Columbia Advisors and/or Columbia Management by the Fund, amounted to 0.56% of average daily net assets of the Fund. A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is included in the Fund's semi-annual report to shareholders for the period ended February 28, 2006.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

KEVIN L. CRONK, a senior vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since September, 2005. Mr. Cronk has been associated with Columbia Advisors or its predecessors since August, 1999.


THOMAS A. LAPOINTE, a senior vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since September, 2005. Mr. LaPointe has been associated with Columbia Advisors or its predecessors since February, 1999.

The Statement of Additional Information provides additional information about the managers' compensation, other accounts managed and ownership of securities in the Fund.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March, 2004.


                                                                            ----

MANAGING THE FUND


Under the terms of the SEC Order, the Columbia Group agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.



Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has released the proposed plan of distribution for public notice and comment but has not yet approved a final plan of distribution.



As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.



A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.



In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.



On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.



On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under
Section 48(a) of the ICA were not dismissed.


----
 24

MANAGING THE FUND


On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.



On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.



In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the ICA and the Investment Advisers Act of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005 naming the Columbia Funds as nominal defendants. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal to the United States Court of Appeals for the First Circuit on December 30, 2005; this appeal is currently pending. The parties have advised the appellate court that they are engaged in settlement discussions and the court has, accordingly, deferred the briefing schedule for the appeal. The settlement has not yet been finalized. Any settlement ultimately agreed by the parties will be subject to court approval.



This matter is ongoing. Accordingly, no estimate can be made of the financial impact, if any, of this litigation on any Fund.


                                                                            ----

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's fiscal years since inception, which run from September 1 to August 31, unless otherwise indicated. Certain information reflects financial results for a single Class A, B, C or D share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report containing those financial statements by calling 1-800-345-6611.


THE FUND


                                                                                              PERIOD ENDED      PERIOD ENDED
                                                            YEAR ENDED AUGUST 31,              AUGUST 31,       DECEMBER 31,
                                                      2006          2005          2004          2003(a)           2002(b)
                                                     Class A       Class A       Class A       Class A           Class A
                                                     -------       -------       -------        -------            ------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                8.62          8.69          8.49            8.37              8.17
----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(c)                             0.50          0.48          0.50            0.33              0.09
  Net realized and unrealized gain (loss) on
  investments                                         (0.32)        (0.03)         0.24            0.15              0.20
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       0.18          0.45          0.74            0.48              0.29
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
  From net investment income                          (0.53)        (0.52)        (0.54)          (0.36)            (0.09)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                      8.27          8.62          8.69            8.49              8.37
----------------------------------------------------------------------------------------------------------------------------
Total return (%)(d)                                    2.16(e)       5.31          8.90            5.81(f)           3.50(f)
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (%)(g)                                        0.97          0.95          1.01            1.07(h)           1.15(h)
Net investment income (%)(g)                           5.97          5.55          5.74            5.82(h)           6.46(h)
Waiver/Reimbursement (%)                                 --(i)         --            --              --                --
Portfolio turnover rate (%)                              31            40            41              38(f)             42
Net assets, end of period (000's) ($)                170,575       321,402       335,841        193,267            33,992


 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.


 (e) Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.



 (f) Not annualized.



 (g) The benefits derived from custody credits had an impact of less than 0.01%.



 (h) Annualized.



 (i) Rounds to less than 0.01%.


----
 26

FINANCIAL HIGHLIGHTS

THE FUND


                                                                                            PERIOD ENDED      PERIOD ENDED
                                                          YEAR ENDED AUGUST 31,              AUGUST 31,       DECEMBER 31,
                                                    2006          2005          2004          2003(a)           2002(b)
                                                   Class B       Class B       Class B       Class B           Class B
                                                   -------       -------       -------         ------            ------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                              8.62          8.69          8.49            8.37              8.17
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(c)                           0.44          0.42          0.43            0.28              0.07
  Net realized and unrealized gain (loss) on
  investments                                       (0.32)        (0.03)         0.24            0.15              0.20
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     0.12          0.39          0.67            0.43              0.27
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
  From net investment income                        (0.47)        (0.46)        (0.47)          (0.31)            (0.07)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                    8.27          8.62          8.69            8.49              8.37
--------------------------------------------------------------------------------------------------------------------------
Total return (%)(d)                                  1.40(e)       4.53          8.07            5.20(f)           3.33(f)
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (%)(g)                                      1.72          1.70          1.77            1.94(h)           1.90(h)
Net investment (%)(g)                                5.21          4.80          4.97            4.93(h)           5.71(h)
Waiver/Reimbursement (%)                               --(i)         --            --              --                --
Portfolio turnover rate (%)                            31            40            41              38(f)             42
Net assets, end of period (in thousands) ($)       66,886        89,101        102,038         89,950            16,701


 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.


 (e) Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.



 (f) Not annualized.



 (g) The benefits derived from custody credits had an impact of less than 0.01%.



 (h) Annualized.



 (i) Rounds to less than 0.01%.


                                                                            ----

FINANCIAL HIGHLIGHTS

THE FUND


                                                                          YEAR ENDED                 PERIOD ENDED
                                                                          AUGUST 31,                  AUGUST 31,
                                                                     2006             2005             2004(a)
                                                                   Class C          Class C            Class C
                                                                   -------          -------            -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                               8.62             8.69               8.64
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(b)                                            0.45             0.43               0.39
  Net realized and unrealized gain (loss) on investments             (0.32)           (0.03)              0.09
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                                      0.13             0.40               0.48
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
  From net investment income                                         (0.48)           (0.47)             (0.43)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                                     8.27             8.62               8.69
-----------------------------------------------------------------------------------------------------------------
Total return (%)(c)(d)                                                1.55             4.69               5.65(e)
-----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (%)(f)                                                       1.57             1.55               1.61(g)
Net investment income (%)(f)                                          5.37             4.95               5.03(g)
Waiver/Reimbursement (%)(h)                                           0.15             0.15               0.15(g)
Portfolio turnover rate (%)                                             31               40                 41
Net assets, end of period (000's) ($)                               11,653           18,002             20,126


 (a) Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.

 (b) Per share data was calculated using average shares outstanding during the period.

 (c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.


 (d) Had the Distributor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.


 (e) Not annualized.


 (f) The benefits derived from custody credits had an impact of less than 0.01%.


 (g) Annualized.


 (h) Amounts represent voluntary waivers of Transfer Agent fees and service and distribution fees.


----
 28

FINANCIAL HIGHLIGHTS

THE FUND


                                                            YEAR ENDED                   PERIOD ENDED      PERIOD ENDED
                                                            AUGUST 31,                    AUGUST 31,       DECEMBER 31,
                                                 2006          2005          2004          2003(a)           2002(b)
                                               Class D       Class D       Class D         Class D           Class D
                                               -------       -------       -------         -------           -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                           8.62          8.69          8.49             8.37             8.17
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(c)                        0.45          0.43          0.44             0.29             0.07
  Net realized and unrealized gain (loss)
  on investments                                 (0.32)        (0.03)         0.24             0.15             0.20
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                  0.13          0.40          0.68             0.44             0.27
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS ($):
  From net investment income                     (0.48)        (0.47)        (0.48)           (0.32)           (0.07)
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                 8.27          8.62          8.69             8.49             8.37
-----------------------------------------------------------------------------------------------------------------------
Total return (%)(d)(e)                            1.56          4.69          8.23             5.35(f)          3.35(f)
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (%)(g)                                   1.57          1.55          1.62             1.73(h)          1.75(h)
Net investment income (%)(g)                      5.38          4.95          5.12             5.12(h)          5.86(h)
Waiver/Reimbursement (%)(i)                       0.15          0.15          0.15             0.15(h)          0.15(h)
Portfolio turnover rate (%)                         31            40            41               38(f)            42
Net assets, end of period (000's) ($)           36,349        58,739        86,854          103,559           18,035


 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.


 (e) Had the Distributor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.


 (f) Not annualized.


 (g) The benefits derived from custody credits had an impact of less than 0.01%.


 (h) Annualized.


 (i) Amounts represent voluntary waivers of Transfer Agent fees and service and distribution fees.


                                                                            ----

APPENDIX A


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION



The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class A, B, C and D shares of the Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratios used for the Fund, which are the same as those stated in the Annual Fund Operating Expenses tables, are presented in the charts, and are net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables shown below reflect the maximum initial sales charge for Class A shares but do not reflect any contingent deferred sales charges which may be payable on redemption. If contingent deferred sales charges were reflected, the "Hypothetical Year-End Balance After Fees and Expenses" amounts shown would be lower and the "Annual Fees and Expenses" amounts shown would be higher.



CLASS A SHARES



  MAXIMUM SALES CHARGE   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
  --------------------   --------------------------------------   ----------------------
         4.75%                         $10,000.00                           5%



      CUMULATIVE RETURN                    CUMULATIVE RETURN   HYPOTHETICAL YEAR-
        BEFORE FEES &     ANNUAL EXPENSE     AFTER FEES &      END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES            RATIO            EXPENSES         FEES & EXPENSES      EXPENSES(1)
----  -----------------   --------------   -----------------   ------------------   -------------
1            5.00%             1.01%            -0.95%(2)          $ 9,905.05         $  573.12
2           10.25%             1.01%             3.00%             $10,300.26         $  102.04
3           15.76%             1.01%             7.11%             $10,711.24         $  106.11
4           21.55%             1.01%            11.39%             $11,138.62         $  110.34
5           27.63%             1.01%            15.83%             $11,583.05         $  114.74
6           34.01%             1.01%            20.45%             $12,045.21         $  119.32
7           40.71%             1.01%            25.26%             $12,525.82         $  124.08
8           47.75%             1.01%            30.26%             $13,025.60         $  129.03
9           55.13%             1.01%            35.45%             $13,545.32         $  134.18
10          62.89%             1.01%            40.86%             $14,085.78         $  139.54
TOTAL GAIN AFTER FEES &
  EXPENSES                                                         $ 4,085.78
TOTAL ANNUAL FEES &
  EXPENSES                                                                            $1,652.50
-------------------------------------------------------------------------------------------------



 (1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.



 (2) Reflects deduction of the maximum initial sales charge.


----
 30

APPENDIX A


CLASS B SHARES



  MAXIMUM SALES CHARGE   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
  --------------------   --------------------------------------   ----------------------
         0.00%                         $10,000.00                           5%



      CUMULATIVE RETURN                    CUMULATIVE RETURN   HYPOTHETICAL YEAR-
        BEFORE FEES &     ANNUAL EXPENSE     AFTER FEES &      END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES            RATIO            EXPENSES         FEES & EXPENSES      EXPENSES(1)
----  -----------------   --------------   -----------------   ------------------   -------------
1            5.00%             1.76%              3.24%            $10,324.00         $  178.85
2           10.25%             1.76%              6.58%            $10,658.50         $  184.65
3           15.76%             1.76%             10.04%            $11,003.83         $  190.63
4           21.55%             1.76%             13.60%            $11,360.36         $  196.80
5           27.63%             1.76%             17.28%            $11,728.43         $  203.18
6           34.01%             1.76%             21.08%            $12,108.43         $  209.76
7           40.71%             1.76%             25.01%            $12,500.75         $  216.56
8           47.75%             1.76%             29.06%            $12,905.77         $  223.58
9           55.13%             1.01%             34.21%            $13,420.71         $  132.95
10          62.89%             1.01%             39.56%            $13,956.20         $  138.25
TOTAL GAIN AFTER FEES &
  EXPENSES                                                         $ 3,956.20
TOTAL ANNUAL FEES &
  EXPENSES                                                                            $1,875.21
-------------------------------------------------------------------------------------------------



CLASS C SHARES



  MAXIMUM SALES CHARGE   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
  --------------------   --------------------------------------   ----------------------
         0.00%                         $10,000.00                           5%



      CUMULATIVE RETURN                    CUMULATIVE RETURN   HYPOTHETICAL YEAR-
        BEFORE FEES &     ANNUAL EXPENSE     AFTER FEES &      END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES            RATIO            EXPENSES         FEES & EXPENSES      EXPENSES(1)
----  -----------------   --------------   -----------------   ------------------   -------------
1            5.00%             1.76%              3.24%            $10,324.00         $  178.85
2           10.25%             1.76%              6.58%            $10,658.50         $  184.65
3           15.76%             1.76%             10.04%            $11,003.83         $  190.63
4           21.55%             1.76%             13.60%            $11,360.36         $  196.80
5           27.63%             1.76%             17.28%            $11,728.43         $  203.18
6           34.01%             1.76%             21.08%            $12,108.43         $  209.76
7           40.71%             1.76%             25.01%            $12,500.75         $  216.56
8           47.75%             1.76%             29.06%            $12,905.77         $  223.58
9           55.13%             1.76%             33.24%            $13,323.92         $  230.82
10          62.89%             1.76%             37.56%            $13,755.61         $  238.30
TOTAL GAIN AFTER FEES &
 EXPENSES                                                          $ 3,755.61
TOTAL ANNUAL FEES &
 EXPENSES                                                                             $2,073.13
-------------------------------------------------------------------------------------------------



 (1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.


                                                                            ----

APPENDIX A


CLASS D SHARES



  MAXIMUM SALES CHARGE  INITIAL HYPOTHETICAL INVESTMENT AMOUNT  ASSUMED RATE OF RETURN
  --------------------  --------------------------------------  ----------------------
         0.00%                        $10,000.00                          5%



      CUMULATIVE RETURN                    CUMULATIVE RETURN   HYPOTHETICAL YEAR-
        BEFORE FEES &     ANNUAL EXPENSE     AFTER FEES &      END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES            RATIO            EXPENSES         FEES & EXPENSES      EXPENSES(1)
----  -----------------   --------------   -----------------   ------------------   -------------
1            5.00%             1.76%              3.24%            $10,324.00         $  178.85
2           10.25%             1.76%              6.58%            $10,658.50         $  184.65
3           15.76%             1.76%             10.04%            $11,003.83         $  190.63
4           21.55%             1.76%             13.60%            $11,360.36         $  196.80
5           27.63%             1.76%             17.28%            $11,728.43         $  203.18
6           34.01%             1.76%             21.08%            $12,108.43         $  209.76
7           40.71%             1.76%             25.01%            $12,500.75         $  216.56
8           47.75%             1.76%             29.06%            $12,905.77         $  223.58
9           55.13%             1.76%             33.24%            $13,323.92         $  230.82
10          62.89%             1.76%             37.56%            $13,755.61         $  238.30
TOTAL GAIN AFTER FEES &
  EXPENSES                                                         $ 3,755.61
TOTAL ANNUAL FEES &
  EXPENSES                                                                            $2,073.13
-------------------------------------------------------------------------------------------------



 (1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.


----
 32

NOTES

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                                                                              33

NOTES

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----
 34

NOTES

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                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Fund's Statement of Additional Information includes a description of the Fund's policies with respect to the disclosure of its portfolio holdings.



You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's transfer agent or visiting the Fund's website at:



Columbia Management Services, Inc.


P.O. Box 8081


Boston, MA 02266-8081


1-800-345-6611

www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund, including the Statement of Additional Information, by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:


Columbia Funds Series Trust I: 811-04367



Columbia Conservative High Yield Fund (formerly named Columbia Conservative High Yield Fund, Inc.)


--------------------------------------------------------------------------------

(ColumbiaFunds Logo)

A Member of Columbia Management Group


(C)2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.426.3750  www.columbiafunds.com                           INT-36/115743-1206

COLUMBIA CONSERVATIVE HIGH YIELD FUND   Prospectus, January 1, 2007


CLASS Z SHARES

Advised by Columbia Management Advisors, LLC


--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   4
Your Expenses........................................   5

YOUR ACCOUNT                                            7
---------------------------------------------------------
How to Buy Shares....................................   7
Eligible Investors...................................   7
Sales Charges........................................   9
How to Exchange Shares...............................  10
How to Sell Shares...................................  10
Fund Policy on Trading of Fund Shares................  11
Financial Intermediary Payments......................  13
Other Information About Your Account.................  14


MANAGING THE FUND                                      17
---------------------------------------------------------
Investment Advisor...................................  17
Portfolio Managers...................................  17
Legal Proceedings....................................  17


FINANCIAL HIGHLIGHTS                                   20
---------------------------------------------------------


APPENDIX A                                             21
---------------------------------------------------------


Only eligible investors may purchase Class Z shares. See "Your
Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks a high level of income, with capital appreciation as a secondary goal, by investing in non-investment-grade corporate debt securities, commonly referred to as "junk" or "high-yield" bonds.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Normally, the Fund will invest at least 80% of its assets (plus any borrowings for investment purposes) in bonds rated Ba or B by Moody's Investors Service, Inc. (Moody's) or BB or B by Standard & Poor's (S&P). No more than 10% of the Fund's assets will be invested in bonds rated Caa by Moody's or CCC by S&P, and no Fund assets will be invested in bonds rated, at the time of purchase, below these grades. By focusing on higher quality junk bonds, the Fund seeks access to higher yielding bonds without assuming all the risk associated with the broader junk bond market.

At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

The Fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use derivatives for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses derivatives in an effort to achieve more efficiently economic exposures similar to those it could have achieved through the purchase and sale of fixed income securities. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to investments of that kind.


In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as noted otherwise, approval by the Fund's shareholders is not required to modify or change the Fund's investment strategies.


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably among comparable funds.

----
 2

THE FUND

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Credit risk refers to the possibility that the issuer of a bond may fail to make timely payments of interest or principal. The lower-rated bonds held by the Fund, commonly referred to as "junk bonds," are subject to greater credit risk, and are generally less liquid, than higher-rated, lower yielding bonds. These bonds may be issued to fund corporate restructurings, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events, and they are often issued by smaller, less creditworthy companies or by companies with substantial debt. The prices of such bonds are generally more sensitive than higher-rated bonds to the financial condition of the issuer and adverse changes in the economy. Changes in economic conditions or other circumstances are more likely to weaken the ability of the issuer to make principal and interest payments on these bonds than is the case for high-rated bonds. In addition, the ratings of securities provided by Moody's and S&P are estimates by the rating agencies of the credit quality of the securities. The ratings may not take into account every risk related to whether interest or principal will be repaid on a timely basis. See the Statement of Additional Information for a complete discussion of bond ratings.

Inflation risk is a risk to investors who invest in fixed income instruments, such as bond or money market funds, because there is a chance that the returns on these instruments may not keep pace with inflation. Inflation represents the rising cost of goods and services over time.

Reinvestment risk is the risk that income from the Fund's debt securities will decline if and when the Fund invests the proceeds from matured, traded or called securities at market interest rates that are below the current earnings rate of the Fund's portfolio.


Derivatives involve special risks and may result in losses. The Fund may enter into a number of derivative strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund or that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                            ----

THE FUND

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average total annual returns for Class Z shares compare with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.


              The Fund's returns are compared to the J.P. Morgan Chase Developed BB High Yield Index ("J.P. Morgan Index"), an index that is designed to mirror the investable universe of the U.S. dollar developed, BB-rated, high yield corporate debt market. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

             -------------------------------------------------------------------

CALENDAR YEAR TOTAL RETURNS (CLASS Z)


                                  (BAR CHART)

                        9.43%     12.70%      6.26%      2.38%      4.61%      6.63%      1.17%     11.49%      7.42%      2.68%
                        1996       1997       1998       1999       2000       2001       2002       2003       2004       2005





            The Class's year-to-date total return through  For the periods shown in bar chart:
            September 30, 2006 was +3.07%.                 Best quarter: 3rd quarter 2004, +5.09%
                                                           Worst quarter: 2nd quarter 2002, -2.28%


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax

----
 4

THE FUND

situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2005



                                                                     1 YEAR          5 YEARS         10 YEARS
Class Z (%)
  Return Before Taxes                                                  2.68           5.82               6.41
  Return After Taxes on Distributions                                  0.43           3.22               3.34
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                               1.72           3.38               3.54
-------------------------------------------------------------------------------------------------------------
JP Morgan Index (%)                                                    2.58           9.34               8.24


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------

              UNDERSTANDING EXPENSES

              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees and other expenses that generally include, but are not limited to transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. Higher transaction costs reduce the Fund's returns.

              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions
             -------------------------------------------------------------------


SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)



Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                         0.00
--------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                               0.00
--------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)             (1)



 (1) There is a $7.50 charge for wiring sale proceeds to your bank.


                                                                            ----

THE FUND

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


Management fee(1) (%)                                           0.56
--------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                       0.00
--------------------------------------------------------------------
Other expenses(2) (%)                                           0.20
--------------------------------------------------------------------
Total annual fund operating expenses (%)                        0.76



 (1) The Fund pays an investment advisory fee of 0.56%. The Fund's investment advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average net assets. The breakpoint schedule for the Fund is as follows: 0.60% for assets up to $500 million; 0.55% for assets in excess of $500 million and up to $1 billion; 0.52% for assets in excess of $1 billion and up to $1.5 billion, and 0.49% for assets in excess of $1.5 billion.



 (2) Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $78      $243      $422       $942


See Appendix A for additional hypothetical investment and expense information.

----
 6

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with Columbia Management Services, Inc. or your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for
                       executing the purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts send a completed application and check made
(new account)          payable to the Fund to Columbia Management Services, Inc.,
                       P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts fill out and return the additional
(existing account)     investment stub included in your quarterly statement, or
                       send a letter of instruction including your Fund name and
                       account number with a check made payable to the Fund to
                       Columbia Management Services, Inc., P.O. Box 8081, Boston,
                       MA 02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Management Distributors, Inc.
                       for shares of the same class of the Fund at no additional
                       cost. To exchange by telephone, call 1-800-422-3737. Please see "How to Exchange Shares" for more information.
-----------------------------------------------------------------------------------
By wire                You may purchase shares by wiring money from your bank
                       account to your Fund account. To wire funds to your Fund
                       account, call 1-800-422-3737 for wiring instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automatic              You may make monthly or quarterly investments automatically
investment             from your bank account to your Fund account. You may select
plan                   a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       shares of the same class at no additional cost. Exchanges
                       will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or
                       change the amount of the exchange (subject to the $100
                       minimum) by calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this
                       feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the
                       Fund, call 1-800-345-6611.
-----------------------------------------------------------------------------------
Through the            You may purchase Fund shares through the internet. You will
internet               be required to accept the terms of an online agreement and to use a password in order to make internet purchases. The transfer agent has procedures in place to authenticate
                       electronic instructions given via the internet. For more
                       information on internet transactions, or to sign up for the internet transactions, please call 1-800-345-6611.


ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Class Z shares of the Fund generally are available only to certain "grandfathered" shareholders and to investors holding accounts

                                                                            ----

YOUR ACCOUNT

with intermediaries that assess account level fees for the services they provide. Please read the following section for a more detailed description of the eligibility requirements. The Eligible Investors described below are subject to different minimum initial investment requirements.


Eligibility for certain waivers, exemptions or share classes by new or existing investors may not be readily available or accessible through all intermediaries or all types of accounts offered by a broker/dealer, bank, third-party administrator or other financial institution (each commonly referred to as an "intermediary"). Accessibility of these waivers through a particular intermediary may also change at any time. If you believe you are eligible to purchase shares under a specific exemption, but are not permitted by your intermediary to do so, please contact your intermediary. You may be asked to provide information, including account statements and other records, regarding your eligibility.


Eligible Investors and their applicable investment minimums are as follows:

NO MINIMUM INITIAL INVESTMENT


- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover; and



- Any omnibus group retirement plan for which an intermediary or other entity provides services and is not compensated by the Fund(s) for those services, other than payments for shareholder servicing or sub-accounting performed in place of the transfer agent.



- Health Savings Accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.


$1,000 MINIMUM INITIAL INVESTMENT


- Any individual retirement account of an Eligible Investor who would otherwise be subject to a $2,500 minimum initial investment or group retirement plan that is not held in an omnibus manner for which an intermediary or other entity provides services and is not compensated by the Fund(s) for those services, other than payments for shareholder servicing or sub-accounting performed in place of the transfer agent.



$2,500 MINIMUM INITIAL INVESTMENT



- Any client of Bank of America Corporation or a subsidiary purchasing shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;



- Any investor purchasing through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code;


- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Management Distributors, Inc. (i) who holds Class Z shares; (ii) who held Primary A shares prior to August 22, 2005; (iii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iv) who purchased certain no-load shares of a fund merged with a fund distributed by Columbia Management Distributors, Inc.;

----
 8

YOUR ACCOUNT

- Any trustee or director (or family member of a trustee or director) of any fund distributed by Columbia Management Distributors, Inc.;

- Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary;


- Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent (each investor purchasing through an intermediary must independently satisfy the $2,500 minimum investment requirement);



- Any institutional investor which is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization; which meet the respective qualifications for an accredited investor, as defined under the Securities Act of 1933; and


- Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations purchasing shares for its own account, including Bank of America Corporation, its affiliates, or subsidiaries.


The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $50 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

             -------------------------------------------------------------------

              CHOOSING A SHARE CLASS

              The Fund offers one class of shares in this prospectus --
              CLASS Z.

              The Fund also offers four additional classes of shares -- Class A, B, C, and D shares are available through a separate prospectus. Each share class has its own sales charge and expense structure.


              Broker-dealers, investment advisers or financial planners selling mutual fund shares may offer their clients more than one class of shares in a fund with different pricing options. This allows you and your financial advisor to choose among different types of sales charges and different levels of ongoing operating expenses, depending on the investment programs your financial advisor offers. Investors should consider carefully any separate transactions and other fees charged by these programs in connection with investing in any available share class before selecting a share class.


              Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal
              situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general,
              anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.
             -------------------------------------------------------------------
                                                                            ----

YOUR ACCOUNT

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Management Distributors, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Your Account -- Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


Certain restrictions may apply to participants in Health Savings Accounts, including the limitation that participants may exchange their shares only for shares of other funds currently enrolled in the program.



You also may exchange your shares through the internet. You will be required to accept the terms of an online agreement and to use a password in order to make internet exchanges. The transfer agent has procedures in place to authenticate electronic instructions given via the internet. For more information on internet transactions, or to sign up for internet transactions, please call 1-800-345-6611.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 10 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


----
 10

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares of the Fund by exchanging from the Fund into Class Z shares or Class A
                       shares (only if Class Z is not offered) of another fund
                       distributed by Columbia Management Distributors, Inc. at no additional cost. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts and Health Savings Accounts. For
                       details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a
                       member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature
                       Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries,
                       surviving joint owners and individual retirement account
                       owners. For details, call 1-800-345-6611.

                       Mail your letter of instruction to Columbia Management
                       Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By wire                You may sell Fund shares and request that the proceeds be
                       wired to your bank. You must set up this feature prior to
                       your request. Be sure to complete the appropriate section of the account application for this feature. Generally, the
                       value of your redemptions must be at least equal to $500 in order to have the sale proceeds wired to your bank. There is a $7.50 charge for wiring sale proceeds to your bank. (The transfer agent may waive this fee for omnibus and nominee
                       accounts.) Your bank may charge additional fees for such
                       wire transfer.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum
                       account balance requirement has been waived for wrap
                       accounts. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares of the Fund and request that the
funds transfer         proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
Through the            You may sell Fund shares through the internet. You will be
internet               required to accept the terms of an online agreement and to use a password in order to make internet redemptions. The
                       transfer agent has procedures in place to authenticate
                       electronic instructions given via the internet. For more
                       information on internet transactions, or to sign up for
                       internet transactions, please call 1-800-345-6611.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.


The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts,

                                                                            ----

YOUR ACCOUNT


the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.


The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain funds impose a redemption fee on the proceeds of fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.


The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Consequently, there is the risk that Fund may not be able to do anything in response to market timing that occurs in the Fund which may result in certain shareholders being able to market time the Fund while the shareholders in the Fund bear the burden of such activities.



Certain financial intermediaries (including certain retirement plan service providers whose clients include, among others, various retirement plans sponsored by Bank of America and its affiliates for the benefit of its employees (the "Bank of America retirement plan service providers")) have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above. In particular, the Bank of America retirement plan service provider permits the reinstatement of future purchase orders for shares of the Fund following various suspension periods.


The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

----
 12

YOUR ACCOUNT


FINANCIAL INTERMEDIARY PAYMENTS

--------------------------------------------------------------------------------

The Fund's distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Fund's distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.02% and 0.10% (between 0.03% and 0.12% in the case of the money market funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund (other than money market funds) attributable to the financial intermediary. The Fund's distributor or its affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund.



Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.40% of the total Fund assets for Class Z shares in the program on an annual basis. As of September 1, 2005, the Fund's Board of Trustees has authorized the Fund to pay up to 0.11% of total fund assets on an annual basis. The amounts in excess of that paid by the Fund will be borne by the Fund's distributor or its affiliates.



The Fund's distributor or its affiliates may make other payments or allow promotional incentives to financial intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.



Amounts paid by the Fund's distributor or its affiliates are paid out of the distributor's or its affiliates' own revenue and do not increase the amount paid by you or your Fund. You can find further details about the payments made by the Fund's distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Fund's distributor or its affiliates has agreed to make marketing support payments in your Fund's Statement of Additional Information, which can be obtained at www.columbiafunds.com or by calling 1-800-345-6611. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Fund's distributor and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial


                                                                            ----

YOUR ACCOUNT


incentive for recommending a particular Fund or share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.


AUTOMATIC SALE OF YOUR SHARES The Fund will automatically sell your shares if the value of your account (treating each Fund account you own separately from any other Fund account you may own) falls below $250. Contingent deferred sales charges will not be applied to shares automatically sold by the Fund. If your shares are sold, the transfer agent will remit the balance of your account to you. The transfer agent will send you written notification at least 30 days in advance of any such automatic sale, which will provide details on how you can add money to your account in order to avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia fund in which you hold shares, or establishing an automatic investment plan. Please contact the transfer agent, review the website at www.columbiafunds.com, call 1-800-345-6611 or contact your investment professional for more information. The automatic sale of shares of accounts valued at less than $250 will take place in the second quarter of each calendar year.



The Fund may also sell your shares if a financial institution or intermediary instructs the Fund to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the Investment Company Act of 1940.


----
 14

YOUR ACCOUNT


MINIMUM ACCOUNT BALANCE FEE Beginning in the second quarter of 2007, if the value of your account (treating each Fund account you own separately from any other Fund account you may own) falls below the minimum initial investment applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Contingent deferred sales charges will not be applied to shares automatically sold by the Fund. The Fund reserves the right to lower the account size trigger point for the minimum balance fee in any year for any class of shares when the Fund believes it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons. The transfer agent will reduce the expenses paid by your Fund for transfer agency services by the amount it collects from assessment of this fee. If your Fund has no transfer agency expenses against which to offset the amount collected through assessment of this fee, the transfer agent will pay such amount directly to your Fund. The transfer agent will send you written notification in advance of the imposition of any such fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia fund in which you hold shares, or establishing an automatic investment plan. Please contact the transfer agent, review the website at www.columbiafunds.com, call 1-800-345-6611 or contact your investment professional for more information.



EXCEPTIONS TO THE AUTOMATIC SALE OF YOUR SHARES AND THE MINIMUM ACCOUNT BALANCE FEE The automatic sale of shares of accounts valued at less than $250 and the minimum account balance fee described above do not apply to shareholders holding their shares through broker-dealer networked accounts, wrap fee and omnibus accounts, accounts with active automatic investment plans or payroll deduction plans, accounts that were created by the automatic conversion of Class B shares to Class A shares, accounts that were created by the automatic conversion of Class G shares to Class T shares, certain qualified retirement plans or Health Savings Accounts. The automatic sale of shares of accounts valued at less than $250 does not apply to individual retirement plans.


SHARE CERTIFICATES Share certificates are not available for Class Z shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS


              The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains generally based on the number of shares you own at the time these distributions are declared.

             -------------------------------------------------------------------

                                                                            ----

YOUR ACCOUNT

DISTRIBUTION OPTIONS The Fund declares dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Shares begin to earn dividends on the date on which a purchase order is settled. Shares stop earning dividends on the close of business on the day before the date on which a redemption order is settled. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.



TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account or Health Savings Accounts, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.



The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.



In general, any distributions of dividends, interest and short-term capital gains (determined by how long the Fund held the investments that generated them) are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax in taxable years beginning before January 1, 2011. It is not expected that a significant portion of the Fund's distributions will constitute qualified dividend income. Properly designated distributions of long-term capital gains (determined by how long the Fund held the investments that generated them) are generally taxable as such, regardless of how long you have held your Fund shares. Long-term capital gain rates have been temporarily reduced -- in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets -- for taxable years beginning before January 1, 2011. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

----
 16

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, LLC ("Columbia Advisors"), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Advisors is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Advisors runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Advisors is a direct, wholly owned subsidiary of Columbia Management Group, LLC ("CMG"), which in turn is a direct, wholly owned subsidiary of Bank of America, which in turn is a wholly owned banking subsidiary of Bank of America Corporation, a financial services holding company organized as a Delaware corporation. Columbia Advisors, a registered investment advisor, has been an investment advisor since 1995.


On September 30, 2005, Columbia Management Advisors, Inc. ("Columbia Management") merged into Columbia Advisors (which prior to September 30, 2005 had been known as Banc of America Capital Management, LLC). Before September 30, 2005, Columbia Management was the investment advisor to the Fund. As a result of the merger, Columbia Advisors is now the investment advisor to the Fund.


For the 2006 fiscal year, aggregate advisory fees paid to Columbia Advisors and/or Columbia Management by the Fund, not including pricing and bookkeeping and other fees paid to Columbia Advisors and/or Columbia Management by the Fund, amounted to 0.56% of average daily net assets of the Fund. A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is included in the Fund's semi-annual report to shareholders for the period ended February 28, 2006.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

KEVIN L. CRONK, a senior vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since September, 2005. Mr. Cronk has been associated with Columbia Advisors or its predecessors since August, 1999.


THOMAS A. LAPOINTE, a senior vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since September, 2005. Mr. LaPointe has been associated with Columbia Advisors or its predecessors since February, 1999.

The Statement of Additional Information provides additional information about the managers' compensation, other accounts managed and ownership of securities in the Fund.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.



Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud


                                                                            ----

MANAGING THE FUND


provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.



Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has released the proposed plan of distribution for public notice and comment but has not yet approved a final plan of distribution.



As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.



A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.



In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.



On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.



On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia, and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.



On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been


----
 18

MANAGING THE FUND


removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.



On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.



In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the ICA and the Investment Advisers Act of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005 naming the Columbia Funds as nominal defendants. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal to the United States Court of Appeals for the First Circuit on December 30, 2005; this appeal is currently pending. The parties have advised the appellate court that they are engaged in settlement discussions and the court has, accordingly, deferred the briefing schedule for the appeal. The settlement has not yet been finalized. Any settlement ultimately agreed by the parties will be subject to court approval.



This matter is ongoing. Accordingly, no estimate can be made of the financial impact, if any, of this litigation on any fund.


                                                                            ----

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the last six fiscal periods, which run from September 1 to August 31, unless otherwise indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report containing those financial statements by calling 1-800-345-6611.


THE FUND


                                                                                              PERIOD
                                                                                              ENDED             YEAR ENDED
                                                           YEAR ENDED AUGUST 31,            AUGUST 31,         DECEMBER 31,
                                                      2006          2005         2004        2003(a)        2002(b)        2001
                                                    Class Z       Class Z       Class Z      Class Z        Class Z      Class Z
                                                    -------       -------       -------      -------        -------      -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                 8.62          8.69          8.49         8.37          8.87         8.98
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income                                 0.52(c)       0.50(c)       0.52(c)      0.35(c)       0.57(c)      0.67(d)
  Net realized and unrealized gain (loss) on
  investments                                          (0.32)        (0.03)         0.24         0.15         (0.48)       (0.09)(d)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        0.20          0.47          0.76         0.50          0.09         0.58
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
($):
  From net investment income                           (0.55)        (0.54)        (0.56)       (0.38)        (0.59)       (0.69)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                       8.27          8.62          8.69         8.49          8.37         8.87
---------------------------------------------------------------------------------------------------------------------------------
Total return %(e)                                       2.42(f)       5.54          9.16         6.04(g)       1.17         6.63
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (%)(h)                                         0.72          0.70          0.77         0.82(i)       0.77         0.85
Net investment income (%)(h)                            6.20          5.80          5.97         6.19(i)       6.84         7.47(d)
Waiver/Reimbursement (%)                                  --(j)         --            --           --            --           --
Portfolio turnover rate (%)                               31            40            41           38(g)         42           69
Net assets, end of period (000's) ($)                801,811     1,073,894     1,186,454    1,197,340       702,785      238,994


 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) On November 1, 2002, the existing Fund shares were redesignated Class Z shares.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount all debt securities. The effect of this change for the year ended December 31, 2001, was to decrease net investment income per share by $0.02, decrease net unrealized and realized loss per share by $0.02, and decrease the ratio of net investment income to average net assets from 7.64% to 7.47%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

 (e) Total return at net asset value assuming all distributions reinvested.


 (f) Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.



 (g) Not annualized.



 (h) The benefits derived from custody credits had an impact of less than 0.01%.



 (i) Annualized.



 (j) Rounds to less than 0.01%


----
 20

APPENDIX A


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION



The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The chart shows the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart, and is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower.



CLASS Z SHARES



  MAXIMUM SALES CHARGE   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
  --------------------   --------------------------------------   ----------------------
          0.00%                        $10,000.00                           5%



      CUMULATIVE RETURN                                            HYPOTHETICAL YEAR-
        BEFORE FEES &     ANNUAL EXPENSE     CUMULATIVE RETURN     END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES            RATIO        AFTER FEES & EXPENSES    FEES & EXPENSES      EXPENSES(1)
----  -----------------   --------------   ---------------------   ------------------   -------------
1           5.00%             0.76%                4.24%              $ 10,424.00        $     77.61
2          10.25%             0.76%                8.66%              $ 10,865.98        $     80.90
3          15.76%             0.76%               13.27%              $ 11,326.70        $     84.33
4          21.55%             0.76%               18.07%              $ 11,806.95        $     87.91
5          27.63%             0.76%               23.08%              $ 12,307.56        $     91.64
6          34.01%             0.76%               28.29%              $ 12,829.40        $     95.52
7          40.71%             0.76%               33.73%              $ 13,373.37        $     99.57
8          47.75%             0.76%               39.40%              $ 13,940.40        $    103.79
9          55.13%             0.76%               45.31%              $ 14,531.47        $    108.19
10         62.89%             0.76%               51.48%              $ 15,147.61        $    112.78
TOTAL GAIN AFTER FEES & EXPENSES                                      $  5,147.61
TOTAL ANNUAL FEES & EXPENSES                                                             $    942.24



 (1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.


                                                                            ----

NOTES

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 22

NOTES

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                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information includes a description of the Fund's policies with respect to the disclosure of its portfolio holdings.



You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's transfer agent or visiting Fund's website at:



Columbia Management Services, Inc.


P.O. Box 8081


Boston, MA 02266-8081


1-800-345-6611

www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund, including the statement of Additional Information, by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:


Columbia Funds Series Trust I: 811-04367



Columbia Conservative High Yield Fund (formerly named Columbia Conservative High Yield Fund, Inc.)


--------------------------------------------------------------------------------

(ColumbiaFunds Logo)

A Member of Columbia Management Group


(C)2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.426.3750  www.columbiafunds.com                           INT-36/115744-1206

COLUMBIA SMALL CAP GROWTH FUND I      Prospectus, January 1, 2007


CLASS A, B AND C SHARES

Advised by Columbia Management Advisors, LLC


--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   4
Your Expenses........................................   7

YOUR ACCOUNT                                            9
---------------------------------------------------------
How to Buy Shares....................................   9
Investment Minimums..................................  10
Sales Charges........................................  10
How to Exchange Shares...............................  14
How to Sell Shares...................................  14
Fund Policy on Trading of Fund Shares................  15
Distribution and Service Fees........................  17
Other Information About Your Account.................  18

MANAGING THE FUND                                      22
---------------------------------------------------------
Investment Advisor...................................  22
Portfolio Managers...................................  22
Legal Proceedings....................................  22

FINANCIAL HIGHLIGHTS                                   25
---------------------------------------------------------

APPENDIX A                                             28
---------------------------------------------------------


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Standard & Poor's SmallCap 600 Index.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
In seeking to achieve its investment goal, the Fund will focus on growth stocks. There is no minimum aggregate market valuation for a company to be considered an appropriate investment for the Fund. The Fund may also invest up to 20% of its net assets in larger-cap stocks when the Fund's investment advisor believes they offer capital appreciation potential that is generally comparable to small-cap stocks.


The Fund may invest in securities convertible into or exercisable for stock (including preferred stock, warrants and debentures), certain options and financial futures contracts (derivatives). The Fund may also invest up to 20% of its total assets in foreign securities, including American Depositary Receipts.



As part of its investment strategy, the Fund may buy and sell securities frequently. Such trading usually increases portfolio turnover rates, which usually increases the chance that the Fund will pay investors short-term capital gains (which are taxable at higher rates than long-term capital gains). Such trading may also result in higher brokerage commissions and other transaction costs and additional tax liability, which could reduce the Fund's returns.


At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.


In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment strategies.


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

----
 2

THE FUND

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Sector risk is inherent in the Fund's investment strategy. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a large portion of its assets invested in a particular sector.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Small- or mid-cap companies may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stocks.

Convertible securities are securities that can be converted into common stock, such as certain debt securities and preferred stock. Convertible securities are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to market risk.

                                                                            ----

THE FUND


Derivatives involve special risks and may result in losses. The Fund may enter into a number of derivative strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund or that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.



Frequent trading risk. Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher transaction costs, which could reduce the Fund's return.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares (which are offered in a different prospectus), because the Fund's Class A shares have not been offered for a full calendar year. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of broad measures of market performance for one year, five years and for the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


----
 4

THE FUND

             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE


              CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each complete calendar year since the Fund commenced operations. They include the effects of the Fund's Class Z expenses. Class Z shares are offered in a different prospectus.


              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and for the life of the Fund periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

              The Fund's returns are compared to the Russell 2000 Index, an unmanaged index that tracks the performance of the 2,000 smallest of the 3,000 largest U.S. companies based on market capitalization. The Fund's returns are also compared to the Russell 2000 Growth Index, an unmanaged index that measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth
              values. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally
              managed.
             -------------------------------------------------------------------

                                                                            ----

THE FUND

CALENDAR YEAR TOTAL RETURNS (CLASS Z)(1)


                                  (BAR CHART)

                       34.10%      4.69%     59.15%      5.85%                           44.29%      9.61%     13.14%
                                                                   -14.19%    -26.58%
                        1997       1998       1999       2000       2001       2002       2003       2004       2005


            The Class's year-to-date total return         For the periods shown in bar chart:
            through September 30, 2006 was +7.28%.        Best quarter: 4th quarter 1999, +50.27%
                                                          Worst quarter: 3rd quarter 2001, -25.64%



 (1) Because the Class A shares have not completed a full calendar year, the bar chart shown is for Class Z shares, the oldest existing Fund class. Class Z shares are not offered in this prospectus. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and Class Z shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been lower. Class A shares were initially offered on November 1, 2005 and Class Z shares were initially offered on October 1, 1996.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2005



                                                                                                     LIFE OF
                                                                     1 YEAR          5 YEARS         THE FUND
Class A(1) (%)
  Return Before Taxes                                                  6.65            1.22           11.36
  Return After Taxes on Distributions                                  6.04            1.11           10.57
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                               4.86            1.02            9.66
-------------------------------------------------------------------------------------------------------------
Class B(1) (%)
  Return Before Taxes                                                  8.11            2.06           12.07
  Return After Taxes on Distributions                                  7.46            1.94           11.28
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                               5.83            1.73           10.32
-------------------------------------------------------------------------------------------------------------
Class C(1) (%)
  Return Before Taxes                                                 12.11            2.42           12.07
  Return After Taxes on Distributions                                 11.46            2.31           11.28
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                               8.43            2.05           10.32
-------------------------------------------------------------------------------------------------------------
Russell 2000 Index (%)                                                 4.55            8.22            8.88(2)
-------------------------------------------------------------------------------------------------------------
Russell 2000 Growth Index (%)                                          4.15            2.28            3.97(2)



 (1) Because Class A, Class B and Class C shares have not yet completed a full calendar year of operations, the performance information shown is that of the Fund's Class Z shares (the oldest existing fund class) for periods prior to their inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown would have been lower since Class Z shares are not subject to any Rule 12b-1 fees. Class A, Class B and Class C shares were initially offered on November 1, 2005 and Class Z shares were initially offered on October 1, 1996.


 (2) Performance information is from October 1, 1996.

----
 6

THE FUND

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------

              UNDERSTANDING EXPENSES

              SALES CHARGES are paid directly by shareholders to Columbia Management Distributors, Inc., the Fund's distributor.

              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1 fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. Higher transaction costs reduce the Fund's returns.

              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions

              - Class B shares convert to Class A shares after eight years
             -------------------------------------------------------------------


SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)



                                                               CLASS A   CLASS B   CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                          5.75     0.00      0.00
------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                                1.00(1)  5.00      1.00
------------------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount redeemed, if
applicable)                                                      (2)      (2)       (2)



 (1) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 12 months of purchase.



 (2) There is a $7.50 charge for wiring sale proceeds to your bank.


                                                                            ----

THE FUND


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)



                                                               CLASS A   CLASS B   CLASS C
Management fee(1) (%)                                           0.87      0.87      0.87
------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                       0.25(2)   1.00      1.00
------------------------------------------------------------------------------------------
Other expenses(3) (%)                                           0.34      0.34      0.34
------------------------------------------------------------------------------------------
Total annual fund operating expenses (%)                        1.46      2.21      2.21



 (1) The Fund pays an investment advisory fee of 0.87%. The Fund's investment advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily assets. The breakpoint schedule for the Fund is as follows: 0.87% for assets up to $500 million; 0.82% for assets in excess of $500 million and up to $1 billion; and 0.77% for assets in excess of $1 billion.



 (2) The Fund may pay distribution and service (12b-1) fees up to a maximum of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.25% for shareholder liaison services and up to 0.10% for distribution services), but will limit such fees to an aggregate fee of not more than 0.25% during the current fiscal year.



 (3) Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


CLASS                                                            1 YEAR         3 YEARS         5 YEARS         10 YEARS
Class A                                                           $715          $1,010          $1,372           $2,221
------------------------------------------------------------------------------------------------------------------------
Class B:  did not sell your shares                                $224          $  691          $1,185           $2,355
          sold all your shares at the end of the period           $724          $  991          $1,385           $2,355
------------------------------------------------------------------------------------------------------------------------
Class C:  did not sell your shares                                $224          $  691          $1,185           $2,544
          sold all your shares at the end of the period           $324          $  691          $1,185           $2,544


See Appendix A for additional hypothetical investment and expense information.

----
 8

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for
                       executing the purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts, send a completed application and check
(new account)          made payable to Columbia Management Services, Inc., P.O. Box
                       8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts, fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                       Management Services, Inc., P.O. Box 8081, Boston, MA
                       02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Management Distributors, Inc.
                       for shares of the same class (and, in some cases, certain
                       other classes) of the Fund at no additional cost. An
                       exchange to another fund may incur a sales charge if the
                       original purchase was not assessed a sales charge. To
                       exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------
By wire                You may purchase shares of the Fund by wiring money from
                       your bank account to your Fund account. To wire funds to
                       your Fund account, call 1-800-422-3737 for wiring
                       instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       fund shares of the same class at no additional cost.
                       Exchanges will continue so long as your fund balance is
                       sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the
                       $100 minimum) by calling 1-800-345-6611. There may be an
                       additional sales charge if exchanging from a money market
                       fund. Be sure to complete the appropriate section of the
                       account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares (and, in some
                       cases, certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if
                       exchanging from a money market fund. To invest your
                       dividends in the Fund, call 1-800-345-6611.
-----------------------------------------------------------------------------------
Through the            You may purchase Fund shares through the internet. You will
internet               be required to accept the terms of an online agreement and to use a password in order to make internet purchases. The transfer agent has procedures in place to authenticate
                       electronic instructions given via the internet. For more
                       information on internet transactions, or to sign up for the internet transactions, please call 1-800-345-6611.


                                                                            ----

YOUR ACCOUNT

INVESTMENT MINIMUMS
--------------------------------------------------------------------------------

The minimum initial investment for Class A, Class B and Class C shares generally is $2,500. For individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement accounts, the minimum initial investment is $1,000. For non-omnibus group retirement plans, the investment minimums are determined based on the plan's investment rather than the investment of its individual participants. For investors establishing an automatic investment plan, the minimum initial investment is $50. There is no minimum initial investment for omnibus accounts, wrap accounts or Health Savings Accounts sponsored by third party platforms including those sponsored by Bank of America affiliates.



The minimum investment for additional purchases of Class A, Class B and Class C shares is $50 for all investors.



The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.



Please see the Statement of Additional Information for more details on investment minimums.


SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge ("CDSC") when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information. The Board of Trustees has waived sales charges for Health Savings Accounts.


             -------------------------------------------------------------------

              CHOOSING A SHARE CLASS

              The Fund offers three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $50,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

              The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a
              separate prospectus provided to eligible institutional and other investors.
             -------------------------------------------------------------------

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

----
 10

YOUR ACCOUNT

CLASS A SALES CHARGES

                                                           AS A % OF                                    % OF OFFERING PRICE
                                                           THE PUBLIC              AS A % OF                RETAINED BY
AMOUNT PURCHASED                                         OFFERING PRICE         YOUR INVESTMENT          FINANCIAL ADVISOR
Less than $50,000                                             5.75                   6.10                      5.00
---------------------------------------------------------------------------------------------------------------------------
$50,000 to less than $100,000                                 4.50                   4.71                      3.75
---------------------------------------------------------------------------------------------------------------------------
$100,000 to less than $250,000                                3.50                   3.63                      2.75
---------------------------------------------------------------------------------------------------------------------------
$250,000 to less than $500,000                                2.50                   2.56                      2.00
---------------------------------------------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                              2.00                   2.04                      1.75
---------------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                            0.00                   0.00                      0.00


Class A shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.


For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

PURCHASES OVER $1 MILLION


AMOUNT PURCHASED                                                COMMISSION %
$1 million to less than $3 million                                  1.00
----------------------------------------------------------------------------
$3 million to less than $50 million                                 0.50
----------------------------------------------------------------------------
$50 million or more                                                 0.25



For group retirement plans, financial advisors are eligible to receive a 1.00% commission from the distributor on purchases, including those in amounts less than $1 million, that are coded as commission eligible trades. Purchase amounts are aggregated among all Columbia funds for purposes of the above table.


             -------------------------------------------------------------------

              UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

              Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your
              shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the
              time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the
              longest.
             -------------------------------------------------------------------

                                                                            ----

YOUR ACCOUNT

REDUCED SALES CHARGES FOR LARGER INVESTMENTS

   A. What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.


RIGHTS OF ACCUMULATION The value of eligible accounts maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.


STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

   B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

- Individual accounts

- Joint accounts

- Certain IRA accounts

- Certain trusts

- UTMA/UGMA accounts


For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. An account is not eligible to the extent it holds an institutional class of shares of a Columbia money market fund or Class R shares of any Columbia fund. The value of your investment in a non-institutional class of a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Non-institutional class investments in Columbia money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.


   C. How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisor's failure to apply the eligible

----
 12

YOUR ACCOUNT

discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.

   D. How can I obtain more information about breakpoint discounts?


Certain investors, including affiliates of the Fund, broker/dealers and their affiliates, investors in wrap-fee programs, through fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Fund as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information which can be obtained at www.columbiafunds.com or by calling 1-800-345-6611.



CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Purchases up to $50,000 are allowed in Class B shares assuming the combined value of the customer's total assets in the Columbia funds does not reach $50,000. Purchases in Class B shares that bring the combined value of a customer's total assets to $50,000 or above will be rejected. A customer's total assets may include accounts for immediate family members. Group plan accounts are valued at the plan level. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission of 4.00% on sales of Class B shares.


CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   5.00
-------------------------------------------------------------------------------
Through second year                                                  4.00
-------------------------------------------------------------------------------
Through third year                                                   3.00
-------------------------------------------------------------------------------
Through fourth year                                                  3.00
-------------------------------------------------------------------------------
Through fifth year                                                   2.00
-------------------------------------------------------------------------------
Through sixth year                                                   1.00
-------------------------------------------------------------------------------
Longer than six years                                                0.00


Automatic conversion to Class A shares occurs eight years after purchase.


CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after

                                                                            ----

YOUR ACCOUNT


they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.


CLASS C SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   1.00
-------------------------------------------------------------------------------
Longer than one year                                                 0.00

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Management Distributors, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


Certain restrictions may apply to participants in Health Savings Accounts, including the limitation that participants may exchange their shares only for shares of other funds currently enrolled in the program.



You also may exchange your shares through the internet. You will be required to accept the terms of an online agreement and to use a password in order to make internet exchanges. The transfer agent has procedures in place to authenticate electronic instructions given via the internet. For more information on internet transactions, or to sign up for internet transactions, please call 1-800-345-6611.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) if applicable, you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 10 days after your purchase to protect against


----
 14

YOUR ACCOUNT


checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund
                       distributed by Columbia Management Distributors, Inc. at no additional cost. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts and Health Savings Accounts. For
                       details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or, if
                       applicable, stock power form along with any share
                       certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures
                       must be guaranteed by either a bank, a member firm of a
                       national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program
                       for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                       1-800-345-6611.
                       Mail your letter of instruction to Columbia Management
                       Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By wire                You may sell Fund shares and request that the proceeds be
                       wired to your bank. You must set up this feature prior to
                       your request. Be sure to complete the appropriate section of the account application for this feature. Generally, the
                       value of your redemptions must be at least equal to $500 in order to have the sale proceeds wired to your bank. There is a $7.50 charge for wiring sale proceeds to your bank. (The transfer agent may waive this fee for omnibus and nominee
                       accounts.) Your bank may charge additional fees for such
                       wire transfer.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum
                       account balance requirement has been waived for wrap
                       accounts. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares of the Fund and request that the
funds transfer         proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
Through the            You may sell Fund shares through the internet. You will be
internet               required to accept the terms of an online agreement and to use a password in order to make internet redemptions. The
                       transfer agent has procedures in place to authenticate
                       electronic instructions given via the internet. For more
                       information on internet transactions, or to sign up for
                       internet transactions, please call 1-800-345-6611.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market

                                                                            ----

YOUR ACCOUNT


timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.



The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.


The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain funds impose a redemption fee on the proceeds of fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.


Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.



The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Consequently, there is the risk that the Fund may not be able to do anything in response to market timing that occurs in the Fund which may result in certain shareholders being able to market time the Fund while the shareholders in the Fund bear the burden of such activities.



Certain financial intermediaries (including certain retirement plan service providers whose clients include, among others, various retirement plans sponsored by Bank of America and its affiliates for the benefit of its employees (the "Bank of America retirement plan service providers")) have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above. In particular,


----
 16

YOUR ACCOUNT


the Bank of America retirement plan service provider permits the reinstatement of future purchase orders for shares of the Fund following various suspension periods.


The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

RULE 12B-1 PLAN The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The Fund's Board of Trustees limits total payments under the Rule 12b-1 plan for Class A shares to 0.25%. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after eight years, eliminating the distribution fee upon conversion.



FINANCIAL INTERMEDIARY PAYMENTS The Fund's distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Fund's distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.02% and 0.10% (between 0.03% and 0.12% in the case of the money market funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund (other than the money market funds) attributable to the financial intermediary. The Fund's distributor or its affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund.



Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by


                                                                            ----

YOUR ACCOUNT


financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of the total Fund assets for Class A, B and C shares in the program on an annual basis. As of September 1, 2005, the Fund's Board of Trustees has authorized the Fund to pay up to 0.11% of total fund assets on an annual basis. The amounts in excess of that paid by a Fund will be borne by the Fund's distributor or its affiliates.



The Fund's distributor or its affiliates may make other payments or allow promotional incentives to financial intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.



Amounts paid by the Fund's distributor or its affiliates are paid out of the distributor's or its affiliates' own revenue and do not increase the amount paid by you or your Fund. You can find further details about the payments made by the Fund's distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Fund's distributor or its affiliates has agreed to make marketing support payments in your Fund's Statement of Additional Information, which can be obtained at www.columbiafunds.com or by calling 1-800-345-6611. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Fund's distributor and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular Fund or share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur

----
 18

YOUR ACCOUNT

between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.


AUTOMATIC SALE OF YOUR SHARES The Fund will automatically sell your shares if the value of your account (treating each Fund account you own separately from any other Fund account you may own) falls below $250. Contingent deferred sales charges will not be applied to shares automatically sold by the Fund. If your shares are sold, the transfer agent will remit the balance of your account to you. The transfer agent will send you written notification at least 30 days in advance of any such automatic sale, which will provide details on how you can add money to your account in order to avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia fund in which you hold shares, or establishing an automatic investment plan. Please contact the transfer agent, review the website at www.columbiafunds.com, call 1-800-345-6611 or contact your investment professional for more information. The automatic sale of shares of accounts valued at less than $250 will take place in the second quarter of each calendar year.



The Fund may also sell your shares if a financial institution or intermediary instructs the Fund to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the Investment Company Act of 1940 ("ICA").



MINIMUM ACCOUNT BALANCE FEE Beginning in the second quarter of 2007, if the value of your account (treating each Fund account you own separately from any other Fund account you may own) falls below the minimum initial investment applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Contingent deferred sales charges will not be applied to shares automatically sold by the Fund. The Fund reserves the right to lower the account size trigger point for the minimum balance fee in any year for any class of shares when the Fund believes it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons. The transfer agent will reduce the expenses paid by your Fund for transfer agency services by the amount it collects from assessment of this fee. If your Fund has no transfer agency expenses against which to offset the amount collected through assessment of this fee, the transfer agent will pay such amount directly to your Fund. The transfer agent will send you written notification of the imposition of any such fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia fund in which you hold shares, or establishing an automatic investment plan. Please contact the transfer agent, review the website at www.columbiafunds.com, call 1-800-345-6611 or contact your investment professional for more information.



EXCEPTIONS TO THE AUTOMATIC SALE OF YOUR SHARES AND THE MINIMUM ACCOUNT BALANCE FEE The automatic sale of shares of accounts valued at less than $250 and the minimum account balance fee described above do not apply to shareholders holding their shares through broker-dealer networked accounts, wrap fee and omnibus accounts, accounts with active automatic investment plans or payroll deduction plans, accounts that were created by the automatic conversion of Class B shares to Class A shares, accounts that were created by the automatic conversion of Class G shares to Class T shares, certain qualified retirement plans or Health Savings Accounts. The automatic sale of shares of accounts valued at less than $250 does not apply to individual retirement plans.


                                                                            ----

YOUR ACCOUNT


SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have returned them to the transfer agent.


DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

DISTRIBUTION OPTIONS The Fund distributes any dividends and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.



TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account or a Health Savings Account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.



The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would


----
 20

YOUR ACCOUNT


result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.



In general, any distributions of dividends, interest and short-term capital gains (determined by how long the Fund held the investments that generated them) are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax in taxable years beginning before January 1, 2011. Properly designated distributions of long-term capital gains (determined by how long the Fund held the investments that generated them) are generally taxable as such, regardless of how long you have held your Fund shares. Long-term capital gain rates have been temporarily reduced -- in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets -- for taxable years beginning before January 1, 2011. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.



In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to foreign, federal, state and local income tax.


                                                                            ----

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, LLC ("Columbia Advisors"), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Advisors is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Advisors runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Advisors is a direct, wholly owned subsidiary of Columbia Management Group, LLC ("CMG"), which in turn is a direct, wholly owned subsidiary of Bank of America, which in turn is a wholly owned banking subsidiary of Bank of America Corporation, a financial services holding company organized as a Delaware corporation. Columbia Advisors, a registered investment advisor, has been an investment advisor since 1995.


On September 30, 2005, Columbia Management Advisors, Inc. ("Columbia Management") merged into Columbia Advisors (which prior to September 30, 2005 had been known as Banc of America Capital Management, LLC). Before September 30, 2005, Columbia Management was the investment advisor to the Fund. As a result of the merger, Columbia Advisors is now the investment advisor to the Fund.


For the 2006 fiscal year, aggregate advisory fees paid to Columbia Advisors and/or Columbia Management by the Fund, not including pricing and bookkeeping and other fees paid to Columbia Advisors and/or Columbia Management by the Fund, amounted to 0.87% of average daily net assets of the Fund. A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is included in the Fund's semi-annual report to shareholders for the fiscal period ended February 28, 2006.



PORTFOLIO MANAGERS

--------------------------------------------------------------------------------

WAYNE M. COLLETTE, a vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Collette has been associated with Columbia Advisors or its predecessors since 2001. Prior to 2001, Mr. Collette was an associate portfolio manager with Neuberger Berman from 1999 to 2001.



GEORGE J. MYERS, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Myers has been associated with Columbia Advisors or its predecessors since 2004. Prior to 2004, Mr. Myers was a portfolio manager and analyst with Dresdner RCM Global Investors from January 2000 to September 2004.



The Statement of Additional Information provides additional information about the managers' compensation, other accounts managed and ownership of securities in the Fund.



LEGAL PROCEEDINGS

--------------------------------------------------------------------------------

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and


----
 22

MANAGING THE FUND


conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.



Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.



Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has released the proposed plan of distribution for public notice and comment but has not yet approved a final plan of distribution.



As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.



A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.



In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.



On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.



On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under


                                                                            ----

MANAGING THE FUND


Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under
Section 36(b) of the ICA were not dismissed.



On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.



On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.



In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the ICA and the Investment Advisers Act of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005 naming the Columbia Funds as nominal defendants. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal to the United States Court of Appeals for the First Circuit on December 30, 2005; this appeal is currently pending. The parties have advised the appellate court that they are engaged in settlement discussions and the court has, accordingly, deferred the briefing schedule for the appeal. The settlement has not yet been finalized. Any settlement ultimately agreed by the parties will be subject to court approval.



This matter is ongoing. Accordingly, no estimate can be made of the financial impact, if any, of this litigation on any fund.


----
 24

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's fiscal period ended August 31, 2006. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-345-6611.


THE FUND


                                                                PERIOD ENDED
                                                                 AUGUST 31,
                                                                   2006(a)
                                                                   Class A
                                                                    -----
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                             27.47
----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment loss(b)                                            (0.30)
  Net realized and unrealized gain on investments and
  foreign currency                                                   4.01
----------------------------------------------------------------------------
Total from investment operations                                     3.71
----------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS:
  From net realized gains                                           (0.89)
----------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                                   30.29
----------------------------------------------------------------------------
Total return (%)(c)(d)                                              13.73
----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Operating expenses (%)(e)(f)                                         1.46
Interest expense (%)(f)(g)                                             --
Expenses (%)(e)(f)                                                   1.46
Net investment loss (%)(e)(f)                                       (1.15)
Portfolio turnover rate (%)                                           109
Net assets, end of period (000's) ($)                               2,836



 (a) Class A shares were initially offered November 1, 2005.



 (b) Per share data was calculated using average shares outstanding during the period.



 (c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.



 (d) Not annualized.



 (e) The benefits derived from custody credits had an impact of less than 0.01%.



 (f) Annualized.



 (g) Rounds to less than 0.01%.


                                                                            ----

FINANCIAL HIGHLIGHTS


THE FUND



                                                                PERIOD ENDED
                                                                 AUGUST 31,
                                                                  2006(a)
                                                                  Class B
                                                                   -----
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                             27.47
----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment loss(b)                                            (0.50)
  Net realized and unrealized gain on investments and
  foreign currency                                                   4.06
----------------------------------------------------------------------------
Total from investment operations                                     3.56
----------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS:
  From net realized gains                                           (0.89)
----------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                                   30.14
----------------------------------------------------------------------------
Total return (%)(c)(d)                                              13.17
----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Operating expenses (%)(e)(f)                                         2.21
Interest expense (%)(f)(g)                                             --
Expenses (%)(e)(f)                                                   2.21
Net investment loss (%)(e)(f)                                       (1.92)
Portfolio turnover rate (%)                                           109
Net assets, end of period (000's) ($)                                 521



 (a) Class B shares were initially offered November 1, 2005.



 (b) Per share data was calculated using average shares outstanding during the period.



 (c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.



 (d) Not annualized.



 (e) The benefits derived from custody credits had an impact of less than 0.01%.



 (f) Annualized.



 (g) Rounds to less than 0.01%.


----
 26

FINANCIAL HIGHLIGHTS


THE FUND



                                                                PERIOD ENDED
                                                                 AUGUST 31,
                                                                  2006(a)
                                                                  Class C
                                                                   -----
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                             27.47
----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment loss(b)                                            (0.49)
  Net realized and unrealized gain on investments and
  foreign currency                                                   4.05
----------------------------------------------------------------------------
Total from investment operations                                     3.56
----------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS:
  From net realized gains                                           (0.89)
----------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                                   30.14
----------------------------------------------------------------------------
Total return (%)(c)(d)                                              13.17
----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Operating expenses (%)(e)(f)                                         2.21
Interest expense (%)(f)(g)                                             --
Expenses (%)(e)(f)                                                   2.21
Net investment loss (%)(e)(f)                                       (1.92)
Portfolio turnover rate (%)                                           109
Net assets, end of period (000's) ($)                                 427



 (a) Class C shares were initially offered November 1, 2005.



 (b) Per share data was calculated using average shares outstanding during the period.



 (c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.



 (d) Not annualized.



 (e) The benefits derived from custody credits had an impact of less than 0.01%.



 (f) Annualized.



 (g) Rounds to less than 0.01%.


                                                                            ----

APPENDIX A


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION



The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class A, B, and C shares of the Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratios used for the Fund, which are the same as those stated in the Annual Fund Operating Expenses tables, are presented in the charts, and are net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables shown below reflect the maximum initial sales charge for Class A shares but do not reflect any contingent deferred sales charges which may be payable on redemption. If contingent deferred sales charges were reflected, the "Hypothetical Year-End Balance After Fees and Expenses" amounts shown would be lower and the "Annual Fees and Expenses" amounts shown would be higher.



CLASS A SHARES



  MAXIMUM SALES CHARGE   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
  --------------------   --------------------------------------   ----------------------
     5.75%                             $10,000.00                           5%



      CUMULATIVE RETURN                                            HYPOTHETICAL YEAR-
        BEFORE FEES &     ANNUAL EXPENSE     CUMULATIVE RETURN     END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES            RATIO        AFTER FEES & EXPENSES    FEES & EXPENSES       EXPENSES (1)
----  -----------------   --------------   ---------------------   ------------------   -------------
1           5.00%             1.46%                 -2.41%(2)          $ 9,758.65         $  715.04
2          10.25%             1.46%                  1.04%             $10,104.10         $  145.00
3          15.76%             1.46%                  4.62%             $10,461.79         $  150.13
4          21.55%             1.46%                  8.32%             $10,832.13         $  155.45
5          27.63%             1.46%                 12.16%             $11,215.59         $  160.95
6          34.01%             1.46%                 16.13%             $11,612.62         $  166.65
7          40.71%             1.46%                 20.24%             $12,023.71         $  172.55
8          47.75%             1.46%                 24.49%             $12,449.35         $  178.65
9          55.13%             1.46%                 28.90%             $12,890.06         $  184.98
10         62.89%             1.46%                 33.46%             $13,346.36         $  191.53
TOTAL GAIN AFTER FEES &
  EXPENSES                                                             $ 3,346.36
TOTAL ANNUAL FEES &
  EXPENSES                                                                                $2,220.93



 (1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.



 (2) Reflects deduction of the maximum initial sales charge.


----
 28

APPENDIX A


CLASS B SHARES



  MAXIMUM SALES CHARGE   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
  --------------------   --------------------------------------   ----------------------
         0.00%                         $10,000.00                           5%



      CUMULATIVE RETURN                                            HYPOTHETICAL YEAR-
        BEFORE FEES &     ANNUAL EXPENSE     CUMULATIVE RETURN     END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES            RATIO        AFTER FEES & EXPENSES    FEES & EXPENSES       EXPENSES (1)
----  -----------------   --------------   ---------------------   ------------------   -------------
1           5.00%             2.21%                2.79%               $10,279.00         $  224.08
2          10.25%             2.21%                5.66%               $10,565.78         $  230.33
3          15.76%             2.21%                8.61%               $10,860.57         $  236.76
4          21.55%             2.21%               11.64%               $11,163.58         $  243.37
5          27.63%             2.21%               14.75%               $11,475.04         $  250.16
6          34.01%             2.21%               17.95%               $11,795.20         $  257.14
7          40.71%             2.21%               21.24%               $12,124.28         $  264.31
8          47.75%             2.21%               24.63%               $12,462.55         $  271.68
9          55.13%             1.46%               29.04%               $12,903.72         $  185.17
10         62.89%             1.46%               33.61%               $13,360.52         $  191.73
TOTAL GAIN AFTER FEES &
  EXPENSES                                                             $ 3,360.52
TOTAL ANNUAL FEES &
  EXPENSES                                                                                $2,354.73



CLASS C SHARES



  MAXIMUM SALES CHARGE   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
  --------------------   --------------------------------------   ----------------------
     0.00%                             $10,000.00                           5%



      CUMULATIVE RETURN                                            HYPOTHETICAL YEAR-
        BEFORE FEES &     ANNUAL EXPENSE     CUMULATIVE RETURN     END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES            RATIO        AFTER FEES & EXPENSES    FEES & EXPENSES       EXPENSES (1)
----  -----------------   --------------   ---------------------   ------------------   -------------
1           5.00%             2.21%                2.79%               $10,279.00         $  224.08
2          10.25%             2.21%                5.66%               $10,565.78         $  230.33
3          15.76%             2.21%                8.61%               $10,860.57         $  236.76
4          21.55%             2.21%               11.64%               $11,163.58         $  243.37
5          27.63%             2.21%               14.75%               $11,475.04         $  250.16
6          34.01%             2.21%               17.95%               $11,795.20         $  257.14
7          40.71%             2.21%               21.24%               $12,124.28         $  264.31
8          47.75%             2.21%               24.63%               $12,462.55         $  271.68
9          55.13%             2.21%               28.10%               $12,810.26         $  279.26
10         62.89%             2.21%               31.68%               $13,167.66         $  287.06
TOTAL GAIN AFTER FEES &
  EXPENSES                                                             $ 3,167.66
TOTAL ANNUAL FEES &
  EXPENSES                                                                                $2,544.15



 (1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.


                                                                            ----

NOTES

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----
 30

NOTES

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                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information includes a description of the Fund's policies with respect to the disclosure of its portfolio holdings.



You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's transfer agent or visiting the Fund's website at:



Columbia Management Services, Inc.


P.O. Box 8081


Boston, MA 02266-8081


1-800-345-6611


www.columbiafunds.com


Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund, including the Statement of Additional Information, by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:


Columbia Funds Series Trust I: 811-4367



- Columbia Small Cap Growth Fund I (formerly named Columbia Small Cap Growth Fund, Inc.)


--------------------------------------------------------------------------------

(ColumbiaFunds Logo)
A member of Columbia Management Group


(C)2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.426.3750  www.columbiafunds.com                           INT-36/115645-1206

COLUMBIA SMALL CAP GROWTH FUND I    Prospectus, January 1, 2007


CLASS Z SHARES

Advised by Columbia Management Advisors, LLC


--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   4
Your Expenses........................................   6

YOUR ACCOUNT                                            7
---------------------------------------------------------
How to Buy Shares....................................   7
Eligible Investors...................................   8
Sales Charges........................................   9
How to Exchange Shares...............................  10
How to Sell Shares...................................  10
Fund Policy on Trading of Fund Shares................  11
Financial Intermediary Payments......................  13
Other Information About Your Account.................  14

MANAGING THE FUND                                      17
---------------------------------------------------------
Investment Advisor...................................  17
Portfolio Managers...................................  17
Legal Proceedings....................................  17

FINANCIAL HIGHLIGHTS                                   20
---------------------------------------------------------

APPENDIX A                                             21
---------------------------------------------------------


Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Standard & Poor's SmallCap 600 Index.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
In seeking to achieve its investment goal, the Fund will focus on growth stocks. There is no minimum aggregate market valuation for a company to be considered an appropriate investment for the Fund. The Fund may also invest up to 20% of its net assets in larger-cap stocks when the Fund's investment advisor believes they offer capital appreciation potential that is generally comparable to small-cap stocks.


The Fund may invest in securities convertible into or exercisable for stock (including preferred stock, warrants and debentures), certain options and financial futures contracts (derivatives). The Fund may also invest up to 20% of its total assets in foreign securities, including American Depositary Receipts.



As part of its investment strategy, the Fund may buy and sell securities frequently. Such trading usually increases portfolio turnover rates, which usually increases the chance that the Fund will pay investors short-term capital gains (which are taxable at higher rates than long-term capital gains). Such trading may also result in higher brokerage commissions and other transaction costs and additional tax liability, which could reduce the Fund's returns.


At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.


In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment strategies.


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

----
 2

THE FUND

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Sector risk is inherent in the Fund's investment strategy. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a large portion of its assets invested in a particular sector.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Small- or mid-cap companies may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stocks.

Convertible securities are securities that can be converted into common stock, such as certain debt securities and preferred stock. Convertible securities are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to market risk.

                                                                            ----

THE FUND


Derivatives involve special risks and may result in losses. The Fund may enter into a number of derivative strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund or that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.



Frequent trading risk. Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher transaction costs, which could reduce the Fund's return.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of broad measures of market performance for one year, five years and for the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one-year, five-year and for the life of the Fund periods. They include the effects of Fund expenses.

              The Fund's returns are compared to the Russell 2000 Index, an unmanaged index that tracks the performance of the 2,000 smallest of the 3,000 largest U.S. companies based on market capitalization. The Fund's returns are also compared to the Russell 2000 Growth Index, an unmanaged index that measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth
              values. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally
              managed.
             -------------------------------------------------------------------

----
 4

THE FUND

CALENDAR YEAR TOTAL RETURNS (CLASS Z)


                                  (BAR CHART)

                       34.10%      4.69%     59.15%      5.85%                           44.29%      9.61%     13.14%
                                                                   -14.19%    -26.58%
                        1997       1998       1999       2000       2001       2002       2003       2004       2005


            The Class's year-to-date total return through  For the periods shown in bar chart:
            September 30, 2006 was +7.28%.                 Best quarter: 4th quarter 1999, +50.27%
                                                           Worst quarter: 3rd quarter 2001, -25.64%


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2005



                                                              INCEPTION                                         LIFE OF
                                                                DATE            1 YEAR          5 YEARS         THE FUND
Class Z (%)                                                   10/1/1996
  Return Before Taxes                                                            13.14           2.43            12.07
  Return After Taxes on Distributions                                            12.50           2.31            11.28
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                                          9.11           2.06            10.32
------------------------------------------------------------------------------------------------------------------------
Russell 2000 Index (%)                                                            4.55           8.22             8.88(1)
------------------------------------------------------------------------------------------------------------------------
Russell 2000 Growth Index (%)                                                     4.15           2.28             3.97(1)


 (1) Performance information is from October 1, 1996.

                                                                            ----

THE FUND

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------

              UNDERSTANDING EXPENSES

              Annual Fund Operating Expenses are paid by the Fund. They include management fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. Higher transaction costs reduce the Fund's returns.

              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions
             -------------------------------------------------------------------


SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)



Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                              0.00
-------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                                    0.00
-------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount redeemed, if
applicable)                                                          (1)



 (1) There is a $7.50 charge for wiring sale proceeds to your bank.


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


Management fee(1) (%)                                                0.87
-------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                            0.00
-------------------------------------------------------------------------
Other expenses(2) (%)                                                0.34
-------------------------------------------------------------------------
Total annual fund operating expenses (%)                             1.21



 (1) The Fund pays an investment advisory fee of 0.87%. The Fund's investment advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily assets. The breakpoint schedule for the Fund is as follows: 0.87% for assets up to $500 million; 0.82% for assets in excess of $500 million and up to $1 billion; and 0.77% for assets in excess of $1 billion.



 (2) Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $123     $384       $665     $1,466


See Appendix A for additional hypothetical investment and expense information.

----
 6

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with Columbia Management Services, Inc. or your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for
                       executing the purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts, send a completed application and check
(new account)          made payable to the Fund to Columbia Management Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts, fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                       Management Services, Inc., P.O. Box 8081, Boston, MA
                       02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Management Distributors, Inc.
                       for shares of the same class of the Fund at no additional
                       cost. To exchange by telephone, call 1-800-422-3737. Please see "How to Exchange Shares" for more information.
-----------------------------------------------------------------------------------
By wire                You may purchase shares of the Fund by wiring money from
                       your bank account to your Fund account. To wire funds to
                       your Fund account, call 1-800-422-3737 for wiring
                       instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       shares of the same class of the Fund at no additional cost.
                       Exchanges will continue so long as your fund balance is
                       sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the
                       $100 minimum) by calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the
                       Fund, call 1-800-345-6611.
-----------------------------------------------------------------------------------
Through the            You may sell Fund shares through the internet. You will be
internet               required to accept the terms of an online agreement and to use a password in order to make internet redemptions. The
                       transfer agent has procedures in place to authenticate
                       electronic instructions given via the internet. For more
                       information on internet transactions, or to sign up for
                       internet transactions, please call 1-800-345-6611.


                                                                            ----

YOUR ACCOUNT

ELIGIBLE INVESTORS
--------------------------------------------------------------------------------

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Class Z shares of the Fund generally are available only to certain "grandfathered" shareholders and to investors holding accounts with intermediaries that assess account level fees for the services they provide. Please read the following section for a more detailed description of the eligibility requirements. The Eligible Investors described below are subject to different minimum initial investment requirements.



Eligibility for certain waivers, exemptions or share classes by new or existing investors may not be readily available or accessible through all intermediaries or all types of accounts offered by a broker/dealer, bank, third-party administrator or other financial institution (each commonly referred to as an "intermediary"). Accessibility of these waivers through a particular intermediary may also change at any time. If you believe you are eligible to purchase shares under a specific exemption, but are not permitted by your intermediary to do so, please contact your intermediary. You may be asked to provide information, including account statements and other records, regarding your eligibility.



Eligible Investors and their applicable investment minimums are as follows:



NO MINIMUM INITIAL INVESTMENT



- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover; and



- Any omnibus group retirement plan for which an intermediary or other entity provides services and is not compensated by the Fund(s) for those services, other than payments for shareholder servicing or sub-accounting performed in place of the transfer agent.



- Health Savings Accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.



$1,000 MINIMUM INITIAL INVESTMENT



- Any individual retirement account of an Eligible Investor who would otherwise be subject to a $2,500 minimum initial investment or group retirement plan that is not held in an omnibus manner for which an intermediary or other entity provides services and is not compensated by the Fund(s) for those services, other than payments for shareholder servicing or sub-accounting performed in place of the transfer agent.



$2,500 MINIMUM INITIAL INVESTMENT



- Any client of Bank of America Corporation or a subsidiary purchasing shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;



- Any investor purchasing through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code;



- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Management Distributors, Inc. who holds Class Z shares; (ii) who held Primary A shares prior to August 22, 2005; (iii) who holds Class A


----
 8

YOUR ACCOUNT


shares that were obtained by exchange of Class Z shares; or (iv) who purchased certain no-load shares of a fund merged with a fund distributed by Columbia
  Management Distributors, Inc.;



- Any trustee or director (or family member of a trustee or director) of any fund distributed by Columbia Management Distributors, Inc.;



- Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary;



- Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent (each investor purchasing through an intermediary must independently satisfy the $2,500 minimum investment requirement);



- Any institutional investor which is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization; which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933; and



- Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations purchasing shares for its own account, including Bank of America Corporation, its affiliates, or subsidiaries.



The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $50 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


SALES CHARGES
--------------------------------------------------------------------------------

Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

             -------------------------------------------------------------------

              CHOOSING A SHARE CLASS

              The Fund offers one class of shares in this prospectus --
              CLASS Z.

              The Fund also offers three additional classes of shares -- Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure.


              Broker-dealers, investment advisers or financial planners selling mutual fund shares may offer their clients more than one class of shares in a fund with different pricing options. This allows you and your financial advisor to choose among different types of sales charges and different levels of ongoing operating expenses, depending on the investment programs your financial advisor offers. Investors should consider carefully any separate transactions and other fees charged by these programs in connection with investing in any available share class before selecting a share class.


              Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal
              situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general,
              anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.
             -------------------------------------------------------------------
                                                                            ----

YOUR ACCOUNT

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Management Distributors, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


Certain restrictions may apply to participants in Health Savings Accounts, including the limitation that participants may exchange their shares for only shares of other funds currently enrolled in the program.



You also may exchange your shares through the internet. You will be required to accept the terms of an online agreement and to use a password in order to make internet exchanges. The transfer agent has procedures in place to authenticate electronic instructions given via the internet. For more information on internet transactions, or to sign up for internet transactions, please call 1-800-345-6611.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 10 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


----
 10

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares of the Fund by exchanging from the Fund into Class Z shares or Class A
                       shares (only if Class Z is not offered) of another fund
                       distributed by Columbia Management Distributors, Inc. at no additional cost. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts and Health Savings Accounts. For
                       details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a
                       member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature
                       Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries,
                       surviving joint owners and individual retirement account
                       owners. For details, call 1-800-345-6611.
                       Mail your letter of instruction to Columbia Management
                       Services, Inc., P.O. Box 8081, Boston, MA 02266-8081
-----------------------------------------------------------------------------------
By wire                You may sell Fund shares and request that the proceeds be
                       wired to your bank. You must set up this feature prior to
                       your request. Be sure to complete the appropriate section of the account application for this feature. Generally, the
                       value of your redemptions must be at least equal to $500 in order to have the sale proceeds wired to your bank. There is a $7.50 charge for wiring sale proceeds to your bank. (The transfer agent may waive this fee for omnibus and nominee
                       accounts.) Your bank may charge additional fees for such
                       wire transfer.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum
                       account balance requirement has been waived for wrap
                       accounts. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares of the Fund and request that the
funds transfer         proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
Through the            You may sell Fund shares through the internet. You will be
internet               required to accept the terms of an online agreement and to use a password in order to make internet redemptions. The
                       transfer agent has procedures in place to authenticate
                       electronic instructions given via the internet. For more
                       information on internet transactions, or to sign up for
                       internet transactions, please call 1-800-345-6611.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.


The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts,

                                                                            ----

YOUR ACCOUNT


the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.


The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain funds impose a redemption fee on the proceeds of fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.


The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Consequently, there is the risk that Fund may not be able to do anything in response to market timing that occurs in the Fund which may result in certain shareholders being able to market time the Fund while the shareholders in the Fund bear the burden of such activities.



Certain financial intermediaries (including certain retirement plan service providers whose clients include, among others, various retirement plans sponsored by Bank of America and its affiliates for the benefit of its employees (the "Bank of America retirement plan service providers")) have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above. In particular, the Bank of America retirement plan service provider permits the reinstatement of future purchase orders for shares of the Fund following various suspension periods.


The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

----
 12

YOUR ACCOUNT


FINANCIAL INTERMEDIARY PAYMENTS

--------------------------------------------------------------------------------

The Fund's distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Fund's distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.02% and 0.10% (between 0.03% and 0.12% in the case of the money market funds) on an annual basis for payments based on average net assets of the Funds attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund (other than the money market funds) attributable to the financial intermediary. The Fund's distributor or its affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund.



Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.40% of the total Fund assets for Class Z shares in the program on an annual basis. As of September 1, 2005, the Fund's Board of Trustees has authorized the Funds to pay up to 0.11% of total fund assets on an annual basis. The amounts in excess of that paid by a Fund will be borne by the Fund's distributor or its affiliates.



The Fund's distributor or its affiliates may make other payments or allow promotional incentives to financial intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.



Amounts paid by the Fund's distributor or its affiliates are paid out of the distributor's or its affiliates' own revenue and do not increase the amount paid by you or your Fund. You can find further details about the payments made by the Fund's distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Fund's distributor or its affiliates has agreed to make marketing support payments in your Fund's Statement of Additional Information, which can be obtained at www.columbiafunds.com or by calling 1-800-345-6611. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Fund's distributor and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial


                                                                            ----

YOUR ACCOUNT


incentive for recommending a particular Fund or share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.



OTHER INFORMATION ABOUT YOUR ACCOUNT

--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.


AUTOMATIC SALE OF YOUR SHARES The Fund will automatically sell your shares if the value of your account (treating each Fund account you own separately from any other Fund account you may own) falls below $250. Contingent deferred sales charges will not be applied to shares automatically sold by the Fund. If your shares are sold, the transfer agent will remit the balance of your account to you. The transfer agent will send you written notification at least 30 days in advance of any such automatic sale, which will provide details on how you can add money to your account in order to avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia fund in which you hold shares, or establishing an automatic investment plan. Please contact the transfer agent, review the website at www.columbiafunds.com, call 1-800-345-6611 or contact your investment professional for more information. The automatic sale of shares of accounts valued at less than $250 will take place in the second quarter of each calendar year.


----
 14

YOUR ACCOUNT


The Fund may also sell your shares if a financial institution or intermediary instructs the Fund to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the Investment Company Act of 1940 ("ICA").



MINIMUM ACCOUNT BALANCE FEE Beginning in the second quarter of 2007, if the value of your account (treating each Fund account you own separately from any other Fund account you may own) falls below the minimum initial investment applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Contingent deferred sales charges will not be applied to shares automatically sold by the Fund. The Fund reserves the right to lower the account size trigger point for the minimum balance fee in any year for any class of shares when the Fund believes it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons. The transfer agent will reduce the expenses paid by your Fund for transfer agency services by the amount it collects from assessment of this fee. If your Fund has no transfer agency expenses against which to offset the amount collected through assessment of this fee, the transfer agent will pay such amount directly to your Fund. The transfer agent will send you written notification of the imposition of any such fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia fund in which you hold shares, or establishing an automatic investment plan. Please contact the transfer agent, review the website at www.columbiafunds.com, call 1-800-345-6611 or contact your investment professional for more information.



EXCEPTIONS TO THE AUTOMATIC SALE OF YOUR SHARES AND THE MINIMUM ACCOUNT BALANCE FEE The automatic sale of shares of accounts valued at less than $250 and the minimum account balance fee described above do not apply to shareholders holding their shares through broker-dealer networked accounts, wrap fee and omnibus accounts, accounts with active automatic investment plans or payroll deduction plans, accounts that were created by the automatic conversion of Class B shares to Class A shares, accounts that were created by the automatic conversion of Class G shares to Class T shares, certain qualified retirement plans or Health Savings Accounts. The automatic sale of shares of accounts valued at less than $250 does not apply to individual retirement plans.


SHARE CERTIFICATES Share certificates are not available for Class Z shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

                                                                            ----

YOUR ACCOUNT

DISTRIBUTION OPTIONS The Fund distributes any dividends and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.



TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account or a Health Savings Account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.



The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.



In general, any distributions of dividends, interest and short-term capital gains (determined by how long the Fund held the investments that generated them) are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax in taxable years beginning before January 1, 2011. Properly designated distributions of long-term capital gains (determined by how long the Fund held the investments that generated them) are generally taxable as such, regardless of how long you have held your Fund shares. Long-term capital gain rates have been temporarily reduced -- in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets -- for taxable years beginning before January 1, 2011. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.



In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to foreign federal, state and local income tax.




----
 16

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, LLC ("Columbia Advisors"), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Advisors is responsible for the Fund's management, subject to oversight by the Fund's Board of Directors. In its duties as investment advisor, Columbia Advisors runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Advisors is a direct, wholly owned subsidiary of Columbia Management Group, LLC ("CMG"), which in turn is a direct, wholly owned subsidiary of Bank of America, which in turn is a wholly owned banking subsidiary of Bank of America Corporation, a financial services holding company organized as a Delaware corporation. Columbia Advisors, a registered investment advisor, has been an investment advisor since 1995.


On September 30, 2005, Columbia Management Advisors, Inc. ("Columbia Management") merged into Columbia Advisors (which prior to September 30, 2005 had been known as Banc of America Capital Management, LLC). Before September 30, 2005, Columbia Management was the investment advisor to the Fund. As a result of the merger, Columbia Advisors is now the investment advisor to the Fund.


For the 2006 fiscal year, aggregate advisory fees paid to Columbia Advisors and/or Columbia Management by the Fund, not including pricing and bookkeeping and other fees paid to Columbia Advisors and/or Columbia Management by the Fund, amounted to 0.87% of average daily net assets of the Fund. A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is included in the Fund's semi-annual report to shareholders for the fiscal period ended February 28, 2006.



PORTFOLIO MANAGERS

--------------------------------------------------------------------------------

WAYNE M. COLLETTE, a vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Collette has been associated with Columbia Advisors or its predecessors since 2001. Prior to 2001, Mr. Collette was an associate portfolio manager with Neuberger Berman from 1999 to 2001.



GEORGE J. MYERS, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Myers has been associated with Columbia Advisors or its predecessors since 2004. Prior to 2004, Mr. Myers was a portfolio manager and analyst with Dresdner RCM Global Investors from January 2000 to September 2004.



The Statement of Additional Information provides additional information about the managers' compensation, other accounts managed and ownership of securities in the Fund.


LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and


                                                                            ----

MANAGING THE FUND


conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.



Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.



Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has released the proposed plan of distribution for public notice and comment but has not yet approved a final plan of distribution.



As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.



A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.



In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.



On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.



On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia, and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were


----
 18

MANAGING THE FUND


dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.



On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.



On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.



In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the ICA and the Investment Advisers Act of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005 naming the Columbia Funds as nominal defendants. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal to the United States Court of Appeals for the First Circuit on December 30, 2005; this appeal is currently pending. The parties have advised the appellate court that they are engaged in settlement discussions and the court has, accordingly, deferred the briefing schedule for the appeal. The settlement has not yet been finalized. Any settlement ultimately agreed by the parties will be subject to court approval.



This matter is ongoing. Accordingly, no estimate can be made of the financial impact, if any, of this litigation on any fund.


                                                                            ----

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the last six fiscal periods, which run from September 1 to August 31, unless otherwise indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report containing those financial statements by calling 1-800-345-6611.


THE FUND


                                                                                             PERIOD ENDED         YEAR ENDED
                                                              YEAR ENDED AUGUST 31,           AUGUST 31,         DECEMBER 31,
                                                           2006        2005        2004        2003(a)       2002(b)       2001
                                                         Class Z     Class Z     Class Z      Class Z        Class Z     Class Z
                                                         -------     -------     -------        -------      -------     -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                    27.80       21.32       21.62          16.30        22.20       25.87
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment loss                                      (0.29)(c)   (0.24)(c)   (0.24)(c)      (0.13)(c)    (0.17)(c)   (0.13)
  Net realized and unrealized gain (loss) on
  investments                                               3.74        6.72       (0.06)          5.45        (5.73)      (3.54)
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                            3.45        6.48       (0.30)          5.32        (5.90)      (3.67)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
  From net realized gains                                  (0.89)         --          --             --           --          --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                          30.36       27.80       21.32          21.62        16.30       22.20
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(d)                                        12.64(e)    30.39(f)    (1.39)         32.64(g)    (26.58)     (14.19)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
  Operating expenses (%)(h)                                 1.20        1.16        1.18           1.28(i)      1.24        1.23
  Interest expense (%)                                        --(j)       --(j)       --             --           --          --
  Expenses (%)(h)                                           1.20        1.16        1.18           1.28(i)      1.24        1.23
  Net investment loss (%)(h)                               (0.96)      (0.99)      (1.01)         (1.09)(i)    (0.90)      (0.71)
  Waiver                                                      --%(j)      --          --             --           --          --
Portfolio turnover rate (%)                                  109         114         118             79(g)       109         129
Net assets, end of period (000's) ($)                    193,493     214,659     543,016        637,616      493,031     617,966


 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) On November 1, 2002, the existing Fund shares were renamed Class Z shares.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Total return at net asset value assuming all distributions reinvested.


 (e) Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.



 (f) Total return includes a reimbursement of loss experienced by the Fund due to compliance violation. This reimbursement had an impact of less than 0.01% on the Fund's total return.



 (g) Not annualized.



 (h) The benefits derived from custody credits had an impact of less than 0.01%.



 (i) Annualized.



 (j) Rounds to less than 0.01%.


----
 20

APPENDIX A

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION


The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The chart shows the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart, and is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower.



CLASS Z SHARES



MAXIMUM SALES CHARGE  INITIAL HYPOTHETICAL INVESTMENT AMOUNT  ASSUMED RATE OF RETURN
--------------------  --------------------------------------  ----------------------
       0.00%                        $10,000.00                          5%



      CUMULATIVE RETURN                                            HYPOTHETICAL YEAR-
        BEFORE FEES &     ANNUAL EXPENSE     CUMULATIVE RETURN     END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES            RATIO        AFTER FEES & EXPENSES    FEES & EXPENSES      EXPENSES(1)
----  -----------------   --------------   ---------------------   ------------------   -------------
1           5.00%             1.21%                3.79%               $10,379.00         $  123.29
2          10.25%             1.21%                7.72%               $10,772.36         $  127.97
3          15.76%             1.21%               11.81%               $11,180.64         $  132.82
4          21.55%             1.21%               16.04%               $11,604.38         $  137.85
5          27.63%             1.21%               20.44%               $12,044.19         $  143.07
6          34.01%             1.21%               25.01%               $12,500.66         $  148.50
7          40.71%             1.21%               29.74%               $12,974.44         $  154.12
8          47.75%             1.21%               34.66%               $13,466.17         $  159.97
9          55.13%             1.21%               39.77%               $13,976.54         $  166.03
10         62.89%             1.21%               45.06%               $14,506.25         $  172.32
TOTAL GAIN AFTER FEES &
  EXPENSES                                                             $ 4,506.25
TOTAL ANNUAL FEES &
  EXPENSES                                                                                $1,465.94



 (1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.


                                                                            ----

NOTES

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 22

NOTES

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                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information includes a description of the Fund's policies with respect to the disclosure of its portfolio holdings.



You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's transfer agent or visiting the Fund's website at:



Columbia Management Services, Inc.


P.O. Box 8081


Boston, MA 02266-8081


1-800-345-6611

www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund, including the Statement of Additional Information, by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:


Columbia Funds Series Trust I: 811-04367



- Columbia Small Cap Growth Fund I (formerly named Columbia Small Cap Growth Fund, Inc.)


--------------------------------------------------------------------------------

(ColumbiaFunds Logo)
A member of Columbia Management Group


(C)2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.426.3750  www.columbiafunds.com                           INT-36/115630-1206

COLUMBIA STRATEGIC INVESTOR FUND         Prospectus, January 1, 2007


CLASS A, B, C AND D* SHARES

Advised by Columbia Management Advisors, LLC


--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   5
Your Expenses........................................   7

YOUR ACCOUNT                                            9
---------------------------------------------------------
How to Buy Shares....................................   9
Investment Minimums..................................  10
Sales Charges........................................  11
How to Exchange Shares...............................  15
How to Sell Shares...................................  15
Fund Policy on Trading of Fund Shares................  16
Distribution and Service Fees........................  18
Other Information About Your Account.................  20

MANAGING THE FUND                                      23
---------------------------------------------------------
Investment Advisor...................................  23
Portfolio Managers...................................  23

Legal Proceedings....................................  24

OTHER INVESTMENT
STRATEGIES AND RISKS                                   26
---------------------------------------------------------

FINANCIAL HIGHLIGHTS                                   27
---------------------------------------------------------
APPENDIX A                                             31
---------------------------------------------------------


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

*EFFECTIVE OCTOBER 13, 2003, THIS FUND'S CLASS D SHARES WERE CLOSED TO NEW INVESTORS.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term growth of capital by using a "value" approach to invest primarily in common stocks.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The value approach employed by the Fund emphasizes investments in companies the Fund's investment advisor believes are undervalued relative to their intrinsic worth or prior history. The Fund devotes more attention to the growth and earnings of companies than is normally associated with a fund using a strict value approach.

A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company or other factors. Such factors may provide buying opportunities at prices attractive when compared to historical or market price-to-earnings (P/E) ratios, price-to-cash flow ratios, book value or return on equity. These "undervalued" companies may have a history of below-average earnings growth. A company's value is measured based on its P/E ratios, price/sales ratios, asset values, and discount-to-private market value.

Typically, the Fund seeks companies that are attractively valued and that are demonstrating or show the potential to demonstrate earnings growth, improving cash flow and improving return on invested capital. These may also include special situations companies that are experiencing management changes or are temporarily out of favor.

The Fund may invest in companies of any size, and may also invest a significant percentage of its assets in small- and mid-cap sized companies. The Fund may also invest in securities convertible into or exercisable for stock (including preferred stock, warrants and debentures), certain options and financial futures contracts (derivatives). The Fund may also invest up to 33% of its assets in foreign securities, including American Depositary Receipts.

As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional tax liability.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time.

----
 2

THE FUND

Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of the company's stock may fall, or may not approach the value the advisor has placed on it.

Small- or mid-cap companies may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stocks.

Special situations companies have risks because they often involve major corporate changes and, thus, present a high degree of uncertainty as to the security's market price.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or U.S. dollars without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Investments in emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

The Fund may also invest in stock futures and option contracts, which are traditional types of derivatives. A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Losses (or gains) involving derivatives can sometimes be substantial. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that generally can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risk. The Fund will not use derivatives for speculative purposes or as leveraged investment that may magnify gains or losses.

                                                                            ----

THE FUND

Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion prices). A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security's market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company's common stockholders but after holders of any senior debt obligations of the company. Consequently, the issuer's convertible securities generally entail less risk than its common stock but more risk than its debt obligations.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

----
 4

THE FUND

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B, C and D shares, including sales charges, compare with those of broad measures of market performance for one year, five years and for the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted, expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.


              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's performance over the past one-year, five-year and life of the Fund periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.


              The Fund's returns are compared to the S&P 500 Index and the Russell 3000 Value Index. The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market. The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-
              book ratios and lower forecasted growth values. Unlike the
              Fund, the indexes are not investments, do not incur fees,
              expenses or taxes and are not professionally managed.
             -------------------------------------------------------------------

                                                                            ----

THE FUND

CALENDAR YEAR TOTAL RETURNS (CLASS A)(1)




                                  (BAR CHART)

                       29.76%                36.12%     15.45%      7.09%
                                  -8.63%
                        2001       2002       2003       2004       2005


            The Class's year-to-date total return         For the periods shown in bar chart:
            through September 30, 2006 was +7.46%.        Best quarter: 2nd quarter 2003, +19.84%
                                                          Worst quarter: 3rd quarter 2002, -17.37%


 (1) Class A is a newer class of shares. Its performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and Class Z shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been lower. Class A shares were initially offered on November 1, 2002, and Class Z shares were initially offered on November 9, 2000.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2005(1)



                                                                                            LIFE OF
                                                                1 YEAR        5 YEARS       THE FUND
Class A (%)
  Return Before Taxes                                             0.93         13.45          15.64
  Return After Taxes on Distributions                            -0.52         12.95          15.13
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                          1.85         11.65          13.63
----------------------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes                                             1.34         14.00          16.30
  Return After Taxes on Distributions                            -0.02         13.54          15.83
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                          2.15         12.16          14.25
----------------------------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes                                             5.29         14.25          16.41
  Return After Taxes on Distributions                             3.92         13.79          15.95
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                          4.72         12.38          14.35
----------------------------------------------------------------------------------------------------
Class D (%)
  Return Before Taxes                                             5.35         14.01          16.18
  Return After Taxes on Distributions                             3.98         13.56          15.72
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                          4.76         12.17          14.14
----------------------------------------------------------------------------------------------------
Russell 3000 Value Index (%)                                      6.85          5.86           6.21(2)
----------------------------------------------------------------------------------------------------
S&P 500 Index (%)                                                 4.91          0.54          -0.58(2)



 (1) Class A, Class B, Class C and Class D are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to their inception. The returns for Class C include the returns of


----
 6

THE FUND


     Class B prior to October 13, 2003, the date on which Class C was initially offered by the fund. The returns shown for Class C also include the performance of Class Z prior to the inception of Class B (November 1, 2002). These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class C shares were initially offered on October 13, 2003, Class A, B and D shares were initially offered on November 1, 2002, and Class Z shares were initially offered on November 9, 2000.


 (2) Performance information is from November 9, 2000.

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------
UNDERSTANDING EXPENSES

              SALES CHARGES are paid directly by shareholders to Columbia Management Distributors, Inc., the Fund's distributor.


              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. Higher transaction costs reduce the Fund's returns.


              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table, but does reflect the waiver of the initial sales charge for Class D shares. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions

              - Class B shares convert to Class A shares after eight years
             -------------------------------------------------------------------

                                                                            ----

THE FUND


SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)



                                                               CLASS A         CLASS B         CLASS C         CLASS D
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                         5.75            0.00            0.00            1.00(1)
----------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                               1.00(2)         5.00            1.00            1.00
----------------------------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)             (3)             (3)             (3)             (3)



 (1) The Fund's advisor has agreed to waive indefinitely the front-end sales charge for purchases of Class D shares by existing Class D shareholders.



 (2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 12 months of purchase.



 (3) There is a $7.50 charge for wiring sale proceeds to your bank.


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


                                                               CLASS A         CLASS B         CLASS C         CLASS D
Management fee(1) (%)                                           0.70            0.70            0.70            0.70
----------------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                       0.25            1.00            1.00            1.00
----------------------------------------------------------------------------------------------------------------------
Other expenses(2) (%)                                           0.40            0.40            0.40            0.40
----------------------------------------------------------------------------------------------------------------------
Total annual fund operating expenses(3) ) (%)                   1.35            2.10            2.10            2.10



 (1) The Fund pays an investment advisory fee of 0.56% and an administration fee of 0.14%. The Fund's investments advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily assets. The breakpoint schedule for the Fund is as follows: 0.60% for assets up to $500 million; 0.55% for assets in excess of $500 million and up to $1 billion; and 0.50% for assets in excess of $1 billion. The Fund's administrator has implemented a breakpoint schedule for the Fund's administration fees. The administration fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily assets. The breakpoint schedule for the Fund is as follows: 0.15% for assets up to $1 billion; and 0.125% for assets in excess of $1 billion.



 (2) Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.



 (3) The Fund's investment advisor has contractually agreed to bear a portion of the Fund's ordinary operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) so that they do not exceed 0.98% annually through December 31, 2007.


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


CLASS                                                            1 YEAR         3 YEARS         5 YEARS         10 YEARS
Class A                                                           $693           $967           $1,261           $2,096
------------------------------------------------------------------------------------------------------------------------
Class B:  did not sell your shares                                $201           $646           $1,118           $2,230
          sold all your shares at
          the end of the period                                   $701           $946           $1,318           $2,230
------------------------------------------------------------------------------------------------------------------------
Class C:  did not sell your shares                                $201           $646           $1,118           $2,422
          sold all your shares at
          the end of the period                                   $301           $646           $1,118           $2,422
------------------------------------------------------------------------------------------------------------------------
Class D:  did not sell your shares                                $201           $646           $1,118           $2,422
          sold all your shares at
          the end of the period                                   $301           $646           $1,118           $2,422


See Appendix A for additional hypothetical investment and expense information.

----
 8

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

Notice to Fund Shareholders: Class D shares are closed to new investors and new accounts. The Fund now offers Class C shares, which are subject to the same service and distribution fees and sales charges as Class D shares except Class C shares are not subject to a front-end sales charge. The Fund's advisor has agreed to waive indefinitely the front-end sales charge for purchases of Class D shares by existing Class D investors. For more information on expenses and sales charges for Class C shares and Class D shares, See "The Fund -- Your Expenses" and "Your Account -- Sales Charges" in this Prospectus.

                                                                            ----

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for
                       executing the purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts, send a completed application and check
(new account)          made payable to the Fund to Columbia Management Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                       Management Services, Inc., P.O. Box 8081, Boston, MA
                       02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Management Distributors, Inc.
                       for shares of the same class (and, in some cases, certain
                       other classes) of the Fund at no additional cost. There may be an additional sales charge if exchanging from a money
                       market fund. An exchange into another Fund may incur a sales charge if the original purchase was not assessed a sales
                       charge. To exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------
By wire                You may purchase shares of the Fund by wiring money from
                       your bank account to your Fund account. To wire funds to
                       your Fund account, call 1-800-422-3737 for wiring
                       instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application.
-----------------------------------------------------------------------------------
Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       shares of the same class of the Fund at no additional cost.
                       Exchanges will continue so long as your fund balance is
                       sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the
                       $100 minimum) by calling 1-800-345-6611. There may be an
                       additional sales charge if exchanging from a money market
                       fund. Be sure to complete the appropriate section of the
                       account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares (and, in some
                       cases, certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if
                       exchanging from a money market fund. To invest your
                       dividends in the Fund, call 1-800-345-6611.
-----------------------------------------------------------------------------------
Through the            You may purchase Fund shares through the internet. You will
internet               be required to accept the terms of an online agreement and to use a password in order to make internet purchases. The transfer agent has procedures in place to authenticate
                       electronic instructions given via the internet. For more
                       information on internet transactions, or to sign up for the internet transactions, please call 1-800-345-6611.


INVESTMENT MINIMUMS
--------------------------------------------------------------------------------

The minimum initial investment for Class A, Class B and Class C shares generally is $2,500. For individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement accounts, the minimum initial investment is $1,000. For non-omnibus group retirement plans, the investment minimums are determined based on the plan's investment rather than the investment of its individual participants. For investors establishing an automatic investment plan, the minimum initial investment is $50. There is no minimum initial investment for omnibus accounts, wrap accounts or Health Savings Accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.



The minimum investment for additional purchases of Class A, Class B, Class C, and Class D shares is $50 for all investors.


----
 10

YOUR ACCOUNT


The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.



Please see the Statement of Additional Information for more details on investment minimums.


SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge ("CDSC") when you sell shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information. The Board of Trustees has waived sales charges for Health Savings Accounts.


             -------------------------------------------------------------------
CHOOSING A SHARE CLASS

              The Fund offers four classes of shares in this prospectus -- CLASS A, B, C and D. Class D shares are closed to new investors and new accounts. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $50,000 or more but less than $1 million can be made only in Class A, Class C or Class D shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

              The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a
              separate prospectus provided to eligible institutional and other investors.
             -------------------------------------------------------------------

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

CLASS A SALES CHARGES

                                                                                                      % OF OFFERING
                                                                AS A % OF                                 PRICE
                                                                THE PUBLIC           AS A %            RETAINED BY
                                                                 OFFERING           OF YOUR             FINANCIAL
AMOUNT PURCHASED                                                  PRICE            INVESTMENT            ADVISOR
Less than $50,000                                                  5.75               6.10                5.00
-------------------------------------------------------------------------------------------------------------------
$50,000 to less than $100,000                                      4.50               4.71                3.75
-------------------------------------------------------------------------------------------------------------------
$100,000 to less than $250,000                                     3.50               3.63                2.75
-------------------------------------------------------------------------------------------------------------------
$250,000 to less than $500,000                                     2.50               2.56                2.00
-------------------------------------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                                   2.00               2.04                1.75
-------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                                 0.00               0.00                0.00

                                                                            ----

YOUR ACCOUNT


Class A shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.


For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

PURCHASES OVER $1 MILLION


AMOUNT PURCHASED                                                COMMISSION %
$1 million to less than $3 million                                  1.00
----------------------------------------------------------------------------
$3 million to less than $50 million                                 0.50
----------------------------------------------------------------------------
$50 million or more                                                 0.25



For group retirement plans, financial advisors are eligible to receive a 1.00% commission from the distributor on purchases, including those in amounts less than $1 million, that are coded as commission eligible trades.



Purchase amounts are aggregated among all Columbia funds for purposes of the above table.


             -------------------------------------------------------------------

              UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

              Certain investments in Class A, B, C and D shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the
              time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those shares you have held the longest.
             -------------------------------------------------------------------

REDUCED SALES CHARGES FOR LARGER INVESTMENTS

   A. What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.


RIGHTS OF ACCUMULATION The value of eligible accounts maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.


STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint

----
 12

YOUR ACCOUNT

discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

   B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

   - Individual accounts

   - Joint accounts

   - Certain IRA accounts

   - Certain trusts

   - UTMA/UGMA accounts


For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. An account is not eligible to the extent it holds an institutional class of shares of a money market fund or Class R shares of any fund. The value of your investment in a non-institutional class of a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Non-institutional class investments in money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.


   C. How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.

   D. How can I obtain more information about breakpoint discounts?

Certain investors, including affiliates of the Funds, broker/dealers and their affiliates, investors in wrap-fee programs, through fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Fund as well as investors using the proceeds of redemptions of Fund shares or of certain

                                                                            ----

YOUR ACCOUNT


Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information which may be obtained at www.columbiafunds.com or by calling 1-800-345-6611.



CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Purchases up to $50,000 are allowed in Class B shares assuming the combined value of the customer's total assets in the Columbia funds does not reach $50,000. Purchases in Class B shares that bring the combined value of a customer's total assets to $50,000 or above will be rejected. A customer's total assets may include accounts for immediate family members. Group plan accounts are valued at the plan level. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission of 4.00% on sales of Class B shares.


CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   5.00
-------------------------------------------------------------------------------
Through second year                                                  4.00
-------------------------------------------------------------------------------
Through third year                                                   3.00
-------------------------------------------------------------------------------
Through fourth year                                                  3.00
-------------------------------------------------------------------------------
Through fifth year                                                   2.00
-------------------------------------------------------------------------------
Through sixth year                                                   1.00
-------------------------------------------------------------------------------
Longer than six years                                                0.00


Automatic conversion to Class A shares occurs eight years after purchase.


CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding the shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares as described in the chart below.

CLASS C SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   1.00
-------------------------------------------------------------------------------
Longer than one year                                                 0.00


CLASS D SHARES Class D shares are closed to new investors. Your purchases of Class D shares are made at the public offering price for these shares. This price includes a sales charge of 1.00% (which has been waived


----
 14

YOUR ACCOUNT


indefinitely), which is paid as a commission to your financial advisor on the sale of Class D shares as shown in the chart below.


CLASS D SALES CHARGES

                                            % OF OFFERING PRICE
  AS A % OF THE PUBLIC      AS A % OF      RETAINED BY FINANCIAL
     OFFERING PRICE      YOUR INVESTMENT       ADVISOR FIRM
          1.00                1.01                 1.00


Class D shares also carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC.


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class (and in some cases certain other classes) of another fund distributed by Columbia Management Distributors, Inc. at net asset value. In the case of Class D shares, you may exchange your Class D shares only for Class D shares of another fund in which you own Class D shares. Otherwise, you may exchange your Class D shares only for Class C shares. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.



Certain restrictions may apply to participants in Health Savings Accounts, including the limitation that participants may exchange their shares only for shares of other funds currently enrolled in the program.



You also may exchange your shares through the internet. You will be required to accept the terms of an online agreement and to use a password in order to make internet exchanges. The transfer agent has procedures in place to authenticate electronic instructions given via the internet. For more information on internet transactions, or to sign up for internet transactions, please call 1-800-345-6611.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) if applicable, you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other

                                                                            ----

YOUR ACCOUNT

legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 10 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund
                       distributed by Columbia Management Distributors, Inc. at no additional cost. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts and Health Savings Accounts. For
                       details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or, if
                       applicable, stock power form along with any share
                       certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures
                       must be guaranteed by either a bank, a member firm of a
                       national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program
                       for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                       1-800-345-6611.
                       Mail your letter of instruction to Columbia Management
                       Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By wire                You may sell Fund shares and request that the proceeds be
                       wired to your bank. You must set up this feature prior to
                       your request. Be sure to complete the appropriate section of the account application for this feature. Generally, the
                       value of your redemptions must be at least equal to $500 in order to have the sale proceeds wired to your bank. There is a $7.50 charge for wiring sale proceeds to your bank. (The transfer agent may waive this fee for omnibus and nominee
                       accounts.) Your bank may charge additional fees for such
                       wire transfer.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum
                       account balance requirement has been waived for wrap
                       accounts. This feature is not available if you hold your
                       shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the
                       appropriate section of the account application for this
                       feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares of the Fund and request that the
funds transfer         proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
Through the            You may sell Fund shares through the internet. You will be
internet               required to accept the terms of an online agreement and to use a password in order to make internet redemptions. The
                       transfer agent has procedures in place to authenticate
                       electronic instructions given via the internet. For more
                       information on internet transactions, or to sign up for
                       internet transactions, please call 1-800-345-6611.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held

----
 16

YOUR ACCOUNT


by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.



The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.


The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.


Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.



The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Consequently, there is the risk that the Fund may not be able to do anything in response to market timing that occurs in the Fund which may result in certain shareholders being able to market time the Fund while the shareholders in the Fund bear the burden of such activities.



Certain financial intermediaries (including certain retirement plan service providers whose clients include, among others, various retirement plans sponsored by Bank of America and its affiliates for the benefit of its employees (the "Bank of America retirement service plan providers")) have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through


                                                                            ----

YOUR ACCOUNT


an omnibus account that may be more or less restrictive than the Fund practices discussed above. In particular, the Bank of America retirement service plan provider permits the reinstatement of future purchase orders for shares of the Fund following various suspension periods.



The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.


DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

RULE 12B-1 PLAN The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B, C and D shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B, Class C and Class D shares. The annual distribution fee may equal up to 0.75% for each of Class B, Class C and Class D shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after eight years, eliminating the distribution fee upon conversion.



FINANCIAL INTERMEDIARY PAYMENTS The Funds' distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Funds' distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Funds' distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Funds' distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.02% and 0.10% (between 0.03% and 0.12% in the case of the money market funds) on an annual basis for payments based on average net assets of the Funds attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds (other than the money market funds) attributable to the financial intermediary. The Funds' distributor or its affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund.



Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by


----
 18

YOUR ACCOUNT


financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of the total Fund assets for Class A, B and C shares in the program on an annual basis. As of September 1, 2005, the Trust's Board has authorized the Funds to pay up to 0.11% of total fund assets on an annual basis. The amounts in excess of that paid by a Fund will be borne by the Fund's distributor or its affiliates.



The Funds' distributor or its affiliates may make other payments or allow promotional incentives to financial intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.



Amounts paid by the Funds' distributor or its affiliates are paid out of the distributor's or its affiliates' own revenue and do not increase the amount paid by you or your Fund. You can find further details about the payments made by the Funds' distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Funds' distributor or its affiliates has agreed to make marketing support payments in your Fund's Statement of Additional Information, which can be obtained at www.columbiafunds.com or by calling 1-800-345-6611. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Funds' distributor and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular Fund or share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.


                                                                            ----

YOUR ACCOUNT

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.


AUTOMATIC SALE OF YOUR SHARES The Fund will automatically sell your shares if the value of your account (treating each Fund account you own separately from any other Fund account you may own) falls below $250. Contingent deferred sales charges will not be applied to shares automatically sold by the Fund. If your shares are sold, the transfer agent will remit the balance of your account to you. The transfer agent will send you written notification at least 30 days in advance of any such automatic sale, which will provide details on how you can add money to your account in order to avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia fund in which you hold shares, or establishing an automatic investment plan. Please contact the transfer agent, review the website at www.columbiafunds.com, call 1-800-345-6611 or contact your investment professional for more information. The automatic sale of shares of accounts valued at less than $250 will take place in the second quarter of each calendar year.



The Fund may also sell your shares if a financial institution or intermediary instructs the Fund to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the Investment Company Act of 1940 (the "ICA").



MINIMUM ACCOUNT BALANCE FEE Beginning in the second quarter of 2007, if the value of your account (treating each Fund account you own separately from any other Fund account you may own) falls below the minimum


----
 20

YOUR ACCOUNT


initial investment applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Contingent deferred sales charges will not be applied to shares automatically sold by the Fund. The Fund reserves the right to lower the account size trigger point for the minimum balance fee in any year for any class of shares when the Fund believes it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons. The transfer agent will reduce the expenses paid by your Fund for transfer agency services by the amount it collects from assessment of this fee. If your Fund has no transfer agency expenses against which to offset the amount collected through assessment of this fee, the transfer agent will pay such amount directly to your Fund. The transfer agent will send you written notification in advance of the imposition of any such fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia fund in which you hold shares, or establishing an automatic investment plan. Please contact the transfer agent, review the website at www.columbiafunds.com, call 1-800-345-6611 or contact your investment professional for more information.



EXCEPTIONS TO THE AUTOMATIC SALE OF YOUR SHARES AND THE MINIMUM ACCOUNT BALANCE FEE The automatic sale of shares of accounts valued at less than $250 and the minimum account balance fee described above do not apply to shareholders holding their shares through broker-dealer networked accounts, wrap fee and omnibus accounts, accounts with active automatic investment plans or payroll deduction plans, accounts that were created by the automatic conversion of Class B shares to Class A shares, accounts that were created by the automatic conversion of Class G shares to Class T shares, certain qualified retirement plans or Health Savings Accounts. The automatic sale of shares of accounts valued at less than $250 does not apply to individual retirement plans.



SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have returned them to the transfer agent.


DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

DISTRIBUTION OPTIONS The Fund distributes any dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

                                                                            ----

YOUR ACCOUNT

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
  transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.



TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account or Health Savings Account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions may also be subject to state and local income taxes.



The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.



In general, any distributions of dividends, interest and short-term capital gains (determined by how long the Fund held the investments that generated them) are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax in taxable years beginning before January 1, 2011. Properly designated distributions of long-term capital gains (determined by how long the Fund held the investments that generated them) are generally taxable as such, regardless of how long you have held your Fund shares. Long-term capital gain rates have been temporarily reduced -- in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets -- for taxable years beginning before January 1, 2011. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

----
 22

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, LLC ("Columbia Advisors"), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Advisors is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Advisors runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Advisors is a direct, wholly owned subsidiary of Columbia Management Group, LLC ("CMG"), which in turn is a direct, wholly owned subsidiary of Bank of America, which in turn is a wholly owned banking subsidiary of Bank of America Corporation, a financial services holding company organized as a Delaware corporation. Columbia Advisors, a registered investment advisor, has been an investment advisor since 1995.


On September 30, 2005, Columbia Management Advisors, Inc. ("Columbia Management") merged into Columbia Advisors (which prior to September 30, 2005 had been known as Banc of America Capital Management, LLC). Before September 30, 2005, Columbia Management was the investment advisor to the Fund. As a result of the merger, Columbia Advisors is now the investment advisor to the Fund.


For the 2006 fiscal year, aggregate advisory fees paid to Columbia Advisors and/or Columbia Management by the Fund, not including pricing and bookkeeping and other fees paid to Columbia Advisors and/or Columbia Management by the Fund, amounted to 0.70% of average daily net assets of the Fund. A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is included in the Fund's semi-annual report to shareholders for the fiscal year ended February 28, 2006.



PORTFOLIO MANAGERS

--------------------------------------------------------------------------------

EMIL A. GJESTER, a vice president of Columbia Advisors, is the lead manager for the Fund and has managed or co-managed the Fund since May, 2002. Mr. Gjester has been associated with Columbia Advisors or its predecessors since 1996.



JONAS PATRIKSON, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Patrikson has been associated with Columbia Advisors or its predecessors since September, 2004. Prior to September, 2004, Mr. Patrikson was a senior analyst at Norberg Capital, Inc. from 2000 to September, 2004.



MICHAEL T. WELTER, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since July, 2006. Mr. Welter has been associated with Columbia Advisors or its predecessors since July, 2006. Mr. Welter previously served as a research analyst with Engemann Asset Management from September 2000 to June, 2006.



DARA WHITE, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. White has been associated with Columbia Advisors since January, 2006. Prior to January, 2006, Mr. White was a portfolio manager and analyst with RCM Global Investors from February, 1998 to July, 2005.



The Statement of Additional Information provides additional information about the managers' compensation, other accounts managed and ownership of securities in the Fund.


                                                                            ----

MANAGING THE FUND

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March, 2004.



Under the terms of the SEC Order, the Columbia Group agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.



Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has released the proposed plan of distribution for public notice and comment but has not yet approved a final plan of distribution. As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.



A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.



In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.



On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.


----
 24

MANAGING THE FUND


On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under
Section 48(a) of the ICA were not dismissed.



On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.



On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.



In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005 naming the Columbia Funds as nominal defendants. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal to the United States Court of Appeals for the First Circuit on December 30, 2005; this appeal is currently pending. The parties have advised the appellate court that they are engaged in settlement discussions and the court has, accordingly, deferred the briefing schedule for the appeal. The settlement has not yet been finalized. Any settlement ultimately agreed by the parties will be subject to court approval.



This matter is ongoing. Accordingly, no estimate can be made of the financial impact, if any, of this litigation on any fund.


                                                                            ----

OTHER INVESTMENT STRATEGIES AND RISKS


The Fund's principal investment strategies and their associated risks are described under "The Fund -- Principal Investment Strategies" and "The
Fund -- Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices and their associated risks are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). The advisor may elect not to buy any of these securities or use any of these techniques. The Fund may not always achieve its investment goals. Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment strategies.


STOCK SELECTION
--------------------------------------------------------------------------------
In making decisions as to the securities to hold, the Fund's investment advisor employs fundamental research and evaluates the issuer based on its financial statements and operations. The Fund's investment advisor focuses on the quality of the issuer, the price of an individual issuer's common stock, and also on economic sectors. Market timing strategies may occasionally be employed. The Fund's investment advisor measures a company's value by its P/E ratio, price to cash flow ratio, price to book ratio and price-to-private market values. A P/E ratio is the relationship between the price of a stock and earnings per share and it attempts to measure how much investors are willing to pay for future earnings. This figure is determined by dividing a stock's market price by the issuing company's earnings per share. Price to cash flow is the relationship between the price of a stock and the company's available cash from operations and helps provide an understanding about expected future cash flow.


Before selecting individual securities for the Fund, the Fund's investment advisor begins with a top-down, industry sector analysis. Then, in addition to measuring value by focusing on issuing companies' P/E ratios and price/cash flow ratios, factors the portfolio manager looks for in selecting investments may include, but are not limited to:


     - Estimated private market value in excess of current stock price. Private market value is the price an investor would pay to own the entire company.

     - Management with demonstrated ability and commitment to the company.

     - Low market valuations relative to earnings forecasts, book value, cash flow and sales.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

----
 26

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal periods, which run from September 1 to August 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report containing these financial statements by calling 1-800-345-6611.


THE FUND


                                                                                         PERIOD ENDED         PERIOD ENDED
                                                YEAR ENDED AUGUST 31,                     AUGUST 31,          DECEMBER 31,
                                        2006             2005             2004             2003(A)              2002(B)
                                      Class A          Class A          Class A           Class A              Class A
                                      -------          -------          -------             -------              -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                 21.21            18.37            15.95               13.13                12.72
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
($):
  Net investment income(c)               0.13             0.01             0.03                0.06                 0.01
  Net realized and unrealized gain
  on investments and foreign
  currency                               1.54             3.08             2.46                2.76                 0.40
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations         1.67             3.09             2.49                2.82                 0.41
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS ($):
  From net investment income            (0.14)           (0.03)           (0.07)                 --                   --
  From net realized gains               (1.52)           (0.22)              --                  --                   --
--------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                            (1.66)           (0.25)           (0.07)                 --                   --
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                       21.22            21.21            18.37               15.95                13.13
--------------------------------------------------------------------------------------------------------------------------
Total return (%)(d)                      8.26(e)         16.88(e)         15.64(e)            21.48(f)              3.22(f)
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Expenses (%)(g)                          1.24             1.24             1.27                1.30(h)              1.21(h)
Net investment income (%)(g)             0.65             0.64             0.19                0.60(h)              0.64(h)
Waiver/Reimbursement (%)                 0.01             0.03             0.01                  --                   --
Portfolio turnover rate (%)                82               80              106                  68(f)               188
Net assets, end of period (000's)
($)                                   170,201          169,340           99,608              60,112               53,526


 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.


 (e) Had the investment advisor and/or transfer agent not waived a portion of expenses, total return would have been reduced.


 (f) Not annualized.


 (g) The benefits derived from custody credits had an impact of less than 0.01%.


 (h) Annualized.

                                                                            ----

FINANCIAL HIGHLIGHTS

THE FUND


                                                                                         PERIOD ENDED         PERIOD ENDED
                                                YEAR ENDED AUGUST 31,                     AUGUST 31,          DECEMBER 31,
                                        2006             2005             2004             2003(A)              2002(B)
                                      Class B          Class B          Class B           Class B              Class B
                                       ------           ------           ------             ------               ------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                 20.84            18.17            15.82              13.10                12.72
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  ($):
  Net investment loss(c)                (0.02)            --(d)           (0.10)             (0.03)               (0.01)
  Net realized and unrealized gain
  on investments and foreign
  currency                               1.51             2.89             2.45               2.75                 0.39
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations         1.49             2.89             2.35               2.72                 0.38
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS ($):
  From net realized gains               (1.52)           (0.22)              --                 --                   --
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                       20.81            20.84            18.17              15.82                13.10
--------------------------------------------------------------------------------------------------------------------------
Total return (%)(e)(f)                   7.47            15.97            14.85              20.76(g)              2.99(g)
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Expenses (%)(h)                          1.99             1.99             2.02               2.22(i)              2.36(i)
Net investment loss (%)(h)              (0.10)           (0.09)           (0.57)             (0.33)(i)            (0.51)(i)
Waiver/Reimbursement (%)                 0.01             0.03             0.14               0.23(i)              0.23(i)
Portfolio turnover rate (%)                82               80              106                 68(g)               188
Net assets, end of period (000's)
($)                                    51,446           49,318           22,071              3,398                2,350


 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Rounds to less than $0.01 per share.

 (e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.


 (f) Had the investment advisor and/or transfer agent not waived a portion of expenses, total return would have been reduced.


 (g) Not annualized.


 (h) The benefits derived from custody credits had an impact of less than 0.01%.


 (i) Annualized.

----
 28

FINANCIAL HIGHLIGHTS

THE FUND


                                                                       YEAR ENDED                 PERIOD ENDED
                                                                       AUGUST 31,                  AUGUST 31,
                                                                  2006             2005             2004(A)
                                                                Class C          Class C           Class C
                                                                 ------           ------             ------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                           20.85            18.18              16.42
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment loss(b)                                          (0.02)              --(c)           (0.09)
  Net realized and unrealized gain on investments and
  foreign currency                                                 1.51             2.89               1.85
--------------------------------------------------------------------------------------------------------------
Total from investment operations                                   1.49             2.89               1.76
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
  From net realized gains                                         (1.52)           (0.22)                --
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                                 20.82            20.85              18.18
--------------------------------------------------------------------------------------------------------------
Total return (%)(d)(e)                                             7.46            15.96              10.72(f)
--------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (%)(g)                                                    1.99             1.99               2.05(h)
Net investment loss (%)(g)                                        (0.10)           (0.09)             (0.57)(h)
Waiver/Reimbursement (%)                                           0.01             0.03               0.07(h)
Portfolio turnover rate (%)                                          82               80                106
Net assets, end of period (000's) ($)                            43,881           39,253             14,821


 (a) Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.

 (b) Per share data was calculated using average shares outstanding during the period.

 (c) Rounds to less than $0.01 per share.

 (d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.


 (e) Had the investment advisor and/or transfer agent not waived a portion of expenses, total return would have been reduced.


 (f) Not annualized.


 (g) The benefits derived from custody credits had an impact of less than 0.01%.


 (h) Annualized.

                                                                            ----

FINANCIAL HIGHLIGHTS

THE FUND


                                                                                         PERIOD ENDED         PERIOD ENDED
                                                YEAR ENDED AUGUST 31,                     AUGUST 31,          DECEMBER 31,
                                        2006             2005             2004             2003(A)              2002(B)
                                      Class D          Class D          Class D           Class D              Class D
                                       ------           -----            -----               -----                -----
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                 20.84           18.17            15.81               13.11                12.72
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
($):
  Net investment loss(c)                (0.02)             --(d)         (0.08)              (0.05)               (0.01)
  Net realized and unrealized gain
  on investments and foreign
  currency                               1.50            2.89             2.44                2.75                 0.40
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations         1.48            2.89             2.36                2.70                 0.39
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS ($):
  From net realized gains               (1.52)          (0.22)              --                  --                   --
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                       20.80           20.84            18.17               15.81                13.11
--------------------------------------------------------------------------------------------------------------------------
Total return (%)(e)(f)                   7.42           15.97            14.93               20.59(g)              3.07(g)
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Expenses (%)(h)                          1.99            1.99             1.94                2.34(i)              2.28(i)
Net investment loss (%)(h)              (0.10)          (0.14)           (0.48)              (0.48)(i)            (0.43)(i)
Waiver/Reimbursement (%)                 0.01            0.03             0.12                0.15(i)              0.15(i)
Portfolio turnover rate (%)                82              80              106                  68(g)               188
Net assets, end of period (000's)
($)                                       431             525              693                 704                  355


 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Rounds to less than $0.01 per share.

 (e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.


 (f) Had the investment advisor and/or transfer agent not waived a portion of expenses, total return would have been reduced.


 (g) Not annualized.


 (h) The benefits derived from custody credits had an impact of less than 0.01%.


 (i) Annualized.

----
 30

APPENDIX A

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION


The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class A, B, C and D shares of the Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratios used for the Fund, which are the same as those stated in the Annual Fund Operating Expenses tables, are presented in the charts, and are net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables shown below reflect the maximum initial sales charge for Class A shares but do not reflect any contingent deferred sales charges which may be payable on redemption. If contingent deferred sales charges were reflected, the "Hypothetical Year-End Balance After Fees and Expenses" amounts shown would be lower and the "Annual Fees and Expenses" amounts shown would be higher.



CLASS A SHARES



MAXIMUM SALES CHARGE  INITIAL HYPOTHETICAL INVESTMENT AMOUNT  ASSUMED RATE OF RETURN
--------------------  --------------------------------------  ----------------------
       5.75%                        $10,000.00                          5%



      CUMULATIVE RETURN                   CUMULATIVE RETURN   HYPOTHETICAL YEAR-
        BEFORE FEES &        ANNUAL         AFTER FEES &      END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES        EXPENSE RATIO       EXPENSES         FEES & EXPENSES      EXPENSES(1)
----  -----------------   -------------   -----------------   ------------------   -------------
1           5.00%             1.23%            -2.20%(2)          $ 9,780.32         $  693.11
2          10.25%             1.35%             1.37%             $10,137.30         $  134.44
3          15.76%             1.35%             5.07%             $10,507.32         $  139.35
4          21.55%             1.35%             8.91%             $10,890.83         $  144.44
5          27.63%             1.35%            12.88%             $11,288.35         $  149.71
6          34.01%             1.35%            17.00%             $11,700.37         $  155.17
7          40.71%             1.35%            21.27%             $12,127.44         $  160.84
8          47.75%             1.35%            25.70%             $12,570.09         $  166.71
9          55.13%             1.35%            30.29%             $13,028.90         $  172.79
10         62.89%             1.35%            35.04%             $13,504.45         $  179.10
TOTAL GAIN AFTER FEES & EXPENSES                                  $ 3,504.45
TOTAL ANNUAL FEES & EXPENSES                                                         $2,095.66






 (1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.



 (2) Reflects deduction of the minimum initial sales charge.


                                                                            ----

APPENDIX A


CLASS B SHARES



  MAXIMUM SALES CHARGE   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
  --------------------   --------------------------------------   ----------------------
         0.00%                         $10,000.00                           5%



      CUMULATIVE RETURN                   CUMULATIVE RETURN   HYPOTHETICAL YEAR-
        BEFORE FEES &        ANNUAL         AFTER FEES &      END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES        EXPENSE RATIO       EXPENSES         FEES & EXPENSES      EXPENSES(1)
----  -----------------   -------------   -----------------   ------------------   -------------
1           5.00%             1.98%             3.02%             $10,302.00         $  200.99
2          10.25%             2.10%             6.01%             $10,600.76         $  219.48
3          15.76%             2.10%             9.08%             $10,908.18         $  225.84
4          21.55%             2.10%            12.25%             $11,224.52         $  232.39
5          27.63%             2.10%            15.50%             $11,550.03         $  239.13
6          34.01%             2.10%            18.85%             $11,884.98         $  246.07
7          40.71%             2.10%            22.30%             $12,229.64         $  253.20
8          47.75%             2.10%            25.84%             $12,584.30         $  260.55
9          55.13%             1.35%            30.44%             $13,043.63         $  172.99
10         62.89%             1.35%            35.20%             $13,519.72         $  179.30
TOTAL GAIN AFTER FEES & EXPENSES                                  $ 3,519.72
TOTAL ANNUAL FEES & EXPENSES                                                         $2,229.94



CLASS C SHARES



  MAXIMUM SALES CHARGE   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
  --------------------   --------------------------------------   ----------------------
         0.00%                         $10,000.00                           5%



      CUMULATIVE RETURN                   CUMULATIVE RETURN   HYPOTHETICAL YEAR-
        BEFORE FEES &        ANNUAL         AFTER FEES &      END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES        EXPENSE RATIO       EXPENSES         FEES & EXPENSES      EXPENSES(1)
----  -----------------   -------------   -----------------   ------------------   -------------
1           5.00%             1.98%             3.02%             $10,302.00         $  200.99
2          10.25%             2.10%             6.01%             $10,600.76         $  219.48
3          15.76%             2.10%             9.08%             $10,908.18         $  225.84
4          21.55%             2.10%            12.25%             $11,224.52         $  232.39
5          27.63%             2.10%            15.50%             $11,550.03         $  239.13
6          34.01%             2.10%            18.85%             $11,884.98         $  246.07
7          40.71%             2.10%            22.30%             $12,229.64         $  253.20
8          47.75%             2.10%            25.84%             $12,584.30         $  260.55
9          55.13%             2.10%            29.49%             $12,949.25         $  268.10
10         62.89%             2.10%            33.25%             $13,324.78         $  275.88
TOTAL GAIN AFTER FEES & EXPENSES                                  $ 3,324.78
TOTAL ANNUAL FEES & EXPENSES                                                         $2,421.63



 (1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.


----
 32

APPENDIX A


CLASS D SHARES



  MAXIMUM SALES CHARGE   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
         0.00%                         $10,000.00                           5%



      CUMULATIVE RETURN                   CUMULATIVE RETURN   HYPOTHETICAL YEAR-
        BEFORE FEES &        ANNUAL         AFTER FEES &      END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES        EXPENSE RATIO       EXPENSES         FEES & EXPENSES      EXPENSES(1)
----  -----------------   -------------   -----------------   ------------------   -------------
1           5.00%             1.98%             3.02%             $10,302.00         $  200.99
2          10.25%             2.10%             6.01%             $10,600.76         $  219.48
3          15.76%             2.10%             9.08%             $10,908.18         $  225.84
4          21.55%             2.10%            12.25%             $11,224.52         $  232.39
5          27.63%             2.10%            15.50%             $11,550.03         $  239.13
6          34.01%             2.10%            18.85%             $11,884.98         $  246.07
7          40.71%             2.10%            22.30%             $12,229.64         $  253.20
8          47.75%             2.10%            25.84%             $12,584.30         $  260.55
9          55.13%             2.10%            29.49%             $12,949.25         $  268.10
10         62.89%             2.10%            33.25%             $13,324.78         $  275.88
TOTAL GAIN AFTER FEES & EXPENSES                                  $ 3,324.78
TOTAL ANNUAL FEES & EXPENSES                                                         $2,421.63



 (1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.


                                                                            ----

NOTES

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----
 34

NOTES

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                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information includes a description of the Fund's policies with respect to disclosure of its portfolio holdings.



You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's transfer agent or visiting the Fund's website at:



Columbia Management Services, Inc.


P.O. Box 8081

Boston, MA 02111-2621

1-800-345-6611

www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund, including the Statement of Additional Information, by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:


Columbia Funds Series Trust I: 811-04367



- Columbia Strategic Investor Fund (formerly Columbia Strategic Investor Fund, Inc.)


--------------------------------------------------------------------------------

(ColumbiaFunds Logo)
A Member of Columbia Management Group


(C)2007 Columbia Management Distributors, Inc.


One Financial Center, Boston, MA 02111-2621                   INT-36/115750-1206


COLUMBIA STRATEGIC INVESTOR FUND         Prospectus, January 1, 2007


CLASS Z SHARES

Advised by Columbia Management Advisors, LLC


--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   4
Your Expenses........................................   6

YOUR ACCOUNT                                            8
---------------------------------------------------------
How to Buy Shares....................................   8
Eligible Investors...................................   8
Sales Charges........................................  10
How to Exchange Shares...............................  11
How to Sell Shares...................................  11
Fund Policy on Trading of Fund Shares................  12
Financial Intermediary Payments......................  14
Other Information About Your Account.................  15


MANAGING THE FUND                                      19
---------------------------------------------------------
Investment Advisor...................................  19
Portfolio Managers...................................  19
Legal Proceedings....................................  20


OTHER INVESTMENT STRATEGIES AND RISKS                  22
---------------------------------------------------------


FINANCIAL HIGHLIGHTS                                   23
---------------------------------------------------------


APPENDIX A                                             24
---------------------------------------------------------


Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term growth of capital by using a "value" approach to invest primarily in common stocks.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The value approach employed by the Fund emphasizes investments in companies the Fund's investment advisor believes are undervalued relative to their intrinsic worth or prior history. The Fund devotes more attention to the growth and earnings of companies than is normally associated with a fund using a strict value approach.

A company may be undervalued due to market or economic conditions, temporary earnings declines, unfavorable developments affecting the company or other factors. Such factors may provide buying opportunities at prices attractive when compared to historical or market price-to-earnings (P/E) ratios, price-to-cash flow ratios, book value or return on equity. These "undervalued" companies may have a history of below-average earnings growth. A company's value is measured based on its P/E ratios, price/sales ratios, asset values, and discount-to-private market value.

Typically, the Fund seeks companies that are attractively valued and that are demonstrating or show the potential to demonstrate earnings growth, improving cash flow and improving return on invested capital. These may also include special situations companies that are experiencing management changes or are temporarily out of favor.

The Fund may invest in companies of any size, and may also invest a significant percentage of its assets in small- and mid-cap sized companies. The Fund may also invest in securities convertible into or exercisable for stock (including preferred stock, warrants and debentures), certain options and financial futures contracts (derivatives). The Fund may also invest up to 33% of its assets in foreign securities, including American Depositary Receipts.

As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional tax liability.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate

----
 2

THE FUND

drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospectus is wrong, the price of the company's stock may fall, or may not approach the value the advisor has placed on it.

Small- or mid-cap companies may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stocks.

Special situations companies have risks because they often involve major corporate changes and, thus, present a high degree of uncertainty as to the security's market price.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies or U.S. dollars without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Investments in emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

The Fund may also invest in stock futures and option contracts, which are traditional types of derivatives. A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Losses (or gains) involving derivatives can sometimes be substantial. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that generally can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex and may be harder to value. If used for

                                                                            ----

THE FUND

speculation or as leveraged investments, derivatives can carry considerable risk. The Fund will not use derivatives for speculative purposes or as leveraged investment that may magnify gains or losses.

Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security's market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company's common stockholders but after holders of any senior debt obligations of the company. Consequently, the issuer's convertible securities generally entail less risk than its common stock but more risk than its debt obligations.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------


The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of broad measures of market performance for one year, five years and for the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted, expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


----
 4

THE FUND

             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses.


              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one-year, five-year and life of the Fund periods. They include the effects of Fund expenses.


              The Fund's returns are compared to the S&P 500 Index and the Russell 3000 Value Index. The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market. The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-
              book ratios and lower forecasted growth values. Unlike the
              Fund, the indexes are not investments, do not incur fees,
              expenses or taxes and are not professionally managed.
             -------------------------------------------------------------------

CALENDAR YEAR TOTAL RETURNS (CLASS Z)


                                  (BAR CHART)

                       29.76%                36.45%     15.70%      7.38%
                                  -8.56%
                        2001       2002       2003       2004       2005


            The Class's year-to-date total return         For the periods shown in bar chart:
            through September 30, 2006 was +7.67%.        Best quarter: 2nd quarter 2003, +19.81%
                                                          Worst quarter: 3rd quarter 2002, -17.37%


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2005



                                                              INCEPTION                                         LIFE OF
                                                                DATE            1 YEAR          5 YEARS         THE FUND
Class Z (%)                                                    11/9/00
  Return Before Taxes                                                            7.38            15.00           17.16
  Return After Taxes on Distributions                                            5.78            14.46           16.61
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                                         6.14            13.03           15.00
------------------------------------------------------------------------------------------------------------------------
Russell 3000 Value Index                                                         6.85             5.86            6.21(1)
------------------------------------------------------------------------------------------------------------------------
S&P 500 Index (%)                                                                4.91             0.54           -0.58(1)
------------------------------------------------------------------------------------------------------------------------


 (1) Performance information is from November 9, 2000.

                                                                            ----

THE FUND

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------
              UNDERSTANDING EXPENSES


              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other expenses that generally include, but are not limited to, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. Higher transaction costs reduce the Fund's returns.


              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions
             -------------------------------------------------------------------


SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)



Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                         0.00
--------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                               0.00
--------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)             (1)



 (1) There is a $7.50 charge for wiring sale proceeds to your bank.


----
 6

THE FUND

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


Management fee(1) (%)                                           0.70
--------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                       0.00
--------------------------------------------------------------------
Other expenses(2) (%)                                           0.40
--------------------------------------------------------------------
Total annual fund operating expenses(3) (%)                     1.10



 (1) The Fund pays an investment advisory fee of 0.56% and an administration fee of 0.14%. The Fund's investments advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily assets. The breakpoint schedule for the Fund is as follows: 0.60% for assets up to $500 million; 0.55% for assets in excess of $500 million and up to $1 billion; and 0.50% for assets in excess of $1 billion. The Fund's administrator has implemented a breakpoint schedule for the Fund's administration fees. The administration fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily assets. The breakpoint schedule for the Fund is as follows; 0.15% for assets up to $1 billion; and 0.125% for assets in excess of $1 billion.



 (2) Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.



 (3) The Fund's investment advisor has contractually agreed to bear a portion of the Fund's expenses so that the Fund's ordinary operating expenses (exclusive of distribution and service fees, brokerage commissions interest, taxes and extraordinary expenses, if any) do not exceed 0.98% annually through December 31, 2007.


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $100     $338      $595      $1,329


See Appendix A for additional hypothetical investment and expense information.

                                                                            ----

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with Columbia Management Services, Inc. or your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for
                       executing the purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts, send a completed application and check
(new account)          made payable to the Fund to Columbia Management Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts, fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                       Management Services, Inc., P.O. Box 8081, Boston, MA
                       02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Management Distributors, Inc.
                       for shares of the same class of the Fund at no additional
                       cost. To exchange by telephone, call 1-800-422-3737. Please see "How to Exchange Shares" for more information.
-----------------------------------------------------------------------------------
By wire                You may purchase shares of the Fund by wiring money from
                       your bank account to your Fund account. To wire funds to
                       your Fund account, call 1-800-422-3737 for wiring
                       instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application.
-----------------------------------------------------------------------------------
Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       shares of the same class of the Fund at no additional cost.
                       Exchanges will continue so long as your fund balance is
                       sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the
                       $100 minimum) by calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the
                       Fund, call 1-800-345-6611.
-----------------------------------------------------------------------------------
Through the            You may sell Fund shares through the internet. You will be
Internet               required to accept the terms of an online agreement and to use a password in order to make internet redemptions. The
                       transfer agent has procedures in place to authenticate
                       electronic instructions given via the internet. For more
                       information on internet transactions, or to sign up for
                       internet transactions, please call 1-800-345-6611.


ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Class Z shares of the Fund generally are available only to certain "grandfathered" shareholders and to investors holding accounts with intermediaries that assess account level fees for the services they provide. Please read the following section

----
 8

YOUR ACCOUNT

for a more detailed description of the eligibility requirements. The Eligible Investors described below are subject to different minimum initial investment requirements.


Eligibility for certain waivers, exemptions or share classes by new or existing investors may not be readily available or accessible through all intermediaries or all types of accounts offered by a broker/dealer, bank, third-party administrator or other financial institution (each commonly referred to as an "intermediary"). Accessibility of these waivers through a particular intermediary may also change at any time. If you believe you are eligible to purchase shares under a specific exemption, but are not permitted by your intermediary to do so, please contact your intermediary. You may be asked to provide information, including account statements and other records, regarding your eligibility.



Eligible Investors and their applicable investment minimums are as follows:



NO MINIMUM INITIAL INVESTMENT



- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover;



- Any omnibus group retirement plan for which an intermediary or other entity provides services and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the transfer agent; and



- Health Savings Accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.



$1,000 MINIMUM INITIAL INVESTMENT



- Any individual retirement account of an Eligible Investor who would otherwise be subject to a $2,500 minimum initial investment or group retirement plan that is not held in an omnibus manner for which an intermediary or other entity provides services and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the transfer agent.



$2,500 MINIMUM INITIAL INVESTMENT



- Any client of Bank of America Corporation or a subsidiary purchasing shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;



- Any investor purchasing through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code;



- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Management Distributors, Inc.: (i) who holds Class Z shares; (ii) who held Primary A shares prior to August 22, 2005; (iii) who holds Class A shares that were obtained by exchange of Class Z shares; or
  (iv) who purchased certain no-load shares of a fund merged with a fund distributed by Columbia Management Distributors, Inc.;



- Any trustee or director (or family member of a trustee or director) of any fund distributed by Columbia Management Distributors, Inc.;


                                                                            ----

YOUR ACCOUNT


- Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary;



- Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent (each investor purchasing through an intermediary must independently satisfy the $2,500 minimum investment requirement);



- Any institutional investor which is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization; which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933; and


- Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations purchasing shares for its own account, including Bank of America Corporation, its affiliates, or subsidiaries.


The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $50 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

             -------------------------------------------------------------------
CHOOSING A SHARE CLASS

              The Fund offers one class of shares in this prospectus --
              CLASS Z.

              The Fund also offers four additional classes of shares -- CLASS A, B, C and D shares are available through a separate prospectus. Each share class has its own sales charge and expense structure.


              Broker-dealers, investment advisers or financial planners selling mutual fund shares may offer their clients more than one class of shares in a fund with different pricing options. This allows you and your financial advisor to choose among different types of sales charges and different levels of ongoing operating expenses, depending on the investment programs your financial advisor offers. Investors should consider carefully any separate transactions and other fees charged by these programs in connection with investing in any available share class before selecting a share class.


              Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

              In general, anyone who is eligible to purchase Class Z
              shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.
             -------------------------------------------------------------------

----
 10

YOUR ACCOUNT

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Management Distributors, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


Certain restrictions may apply to participants in Health Savings Accounts, including the limitation that participants may exchange their shares only for shares of other funds currently enrolled in the program.



You also may exchange your shares through the internet. You will be required to accept the terms of an online agreement and to use a password in order to make internet exchanges. The transfer agent has procedures in place to authenticate electronic instructions given via the internet. For more information on internet transactions, or to sign up for internet transactions, please call 1-800-345-6611.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 10 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


                                                                            ----

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares of the Fund by exchanging from the Fund into Class Z shares or Class A
                       shares (only if Class Z is not offered) of another fund
                       distributed by Columbia Management Distributors, Inc. at no additional cost. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts and Health Savings Accounts. For
                       details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a
                       member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature
                       Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries,
                       surviving joint owners and individual retirement account
                       owners. For details, call 1-800-345-6611.
                       Mail your letter of instruction to Columbia Management
                       Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By wire                You may sell Fund shares and request that the proceeds be
                       wired to your bank. You must set up this feature prior to
                       your request. Be sure to complete the appropriate section of the account application for this feature. Generally, the
                       value of your redemptions must be at least equal to $500 in order to have the sale proceeds wired to your bank. There is a $7.50 charge for wiring sale proceeds to your bank. (The transfer agent may waive this fee for omnibus and nominee
                       accounts.) Your bank may charge additional fees for such
                       wire transfer.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum
                       account balance requirement has been waived for wrap
                       accounts. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares of the Fund and request that the
funds transfer         proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
Through the            You may sell Fund shares through the internet. You will be
Internet               required to accept the terms of an online agreement and to use a password in order to make internet redemptions. The
                       transfer agent has procedures in place to authenticate
                       electronic instructions given via the internet. For more
                       information on internet transactions, or to sign up for
                       internet transactions, please call 1-800-345-6611.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.


The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts,

----
 12

YOUR ACCOUNT


the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.


The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.


The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Consequently, there is the risk that the Fund may not be able to do anything in response to market timing that occurs in the Fund which may result in certain shareholders being able to market time the Fund while the shareholders in the Fund bear the burden of such activities.



Certain financial intermediaries (including certain retirement plan service providers whose clients include, among others, various retirement plans sponsored by Bank of America and its affiliates for the benefit of its employees (the "Bank of America retirement service plan providers")) have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above. In particular, the Bank of America retirement service plan provider permits the reinstatement of future purchase orders for shares of the Fund following various suspension periods.



The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.


                                                                            ----

YOUR ACCOUNT


FINANCIAL INTERMEDIARY PAYMENTS

--------------------------------------------------------------------------------

The Funds' distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Funds' distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Funds' distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Funds' distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.02% and 0.10% (between 0.03% and 0.12% in the case of the money market funds) on an annual basis for payments based on average net assets of the Funds attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds (other than the money market funds) attributable to the financial intermediary. The Funds' distributor or its affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund.



Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.40% of the total Fund assets for Class Z shares in the program on an annual basis. As of September 1, 2005, the Trust's Board has authorized the Funds to pay up to 0.11% of total fund assets on an annual basis. The amounts in excess of that paid by a Fund will be borne by the Fund's distributor or its affiliates.



The Funds' distributor or its affiliates may make other payments or allow promotional incentives to financial intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.



Amounts paid by the Funds' distributor or its affiliates are paid out of the distributor's or its affiliates' own revenue and do not increase the amount paid by you or your Fund. You can find further details about the payments made by the Funds' distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Funds' distributor or its affiliates has agreed to make marketing support payments in your Fund's Statement of Additional Information, which can be obtained at www.columbiafunds.com or by calling 1-800-345-6611. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Funds' distributor and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial


----
 14

YOUR ACCOUNT


incentive for recommending a particular Fund or share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund may hold securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.


AUTOMATIC SALE OF YOUR SHARES The Fund will automatically sell your shares if the value of your account (treating each Fund account you own separately from any other Fund account you may own) falls below $250. Contingent deferred sales charges will not be applied to shares automatically sold by the Fund. If your shares are sold, the transfer agent will remit the balance of your account to you. The transfer agent will send you written notification at least 30 days in advance of any such automatic sale, which will provide details on how you can add money to your account in order to avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia fund in which you hold shares, or establishing an automatic investment plan. Please contact the transfer agent, review the website at www.columbiafunds.com, call 1-800-345-6611 or contact your investment professional for more information. The automatic sale of shares of accounts valued at less than $250 will take place in the second quarter of each calendar year.


                                                                            ----

YOUR ACCOUNT


The Fund may also sell your shares if a financial institution or intermediary instructs the Fund to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the Investment Company Act of 1940 (the "ICA").



MINIMUM ACCOUNT BALANCE FEE Beginning in the second quarter of 2007, if the value of your account (treating each Fund account you own separately from any other Fund account you may own) falls below the minimum initial investment applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Contingent deferred sales charges will not be applied to shares automatically sold by the Fund. The Fund reserves the right to lower the account size trigger point for the minimum balance fee in any year for any class of shares when the Fund believes it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons. The transfer agent will reduce the expenses paid by your Fund for transfer agency services by the amount it collects from assessment of this fee. If your Fund has no transfer agency expenses against which to offset the amount collected through assessment of this fee, the transfer agent will pay such amount directly to your Fund. The transfer agent will send you written notification in advance of the imposition of any such fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia fund in which you hold shares, or establishing an automatic investment plan. Please contact the transfer agent, review the website at www.columbiafunds.com, call 1-800-345-6611 or contact your investment professional for more information.



EXCEPTIONS TO THE AUTOMATIC SALE OF YOUR SHARES AND THE MINIMUM ACCOUNT BALANCE FEE The automatic sale of shares of accounts valued at less than $250 and the minimum account balance fee described above do not apply to shareholders holding their shares through broker-dealer networked accounts, wrap fee and omnibus accounts, accounts with active automatic investment plans or payroll deduction plans, accounts that were created by the automatic conversion of Class B shares to Class A shares, accounts that were created by the automatic conversion of Class G shares to Class T shares, certain qualified retirement plans or Health Savings Accounts. The automatic sale of shares of accounts valued at less than $250 does not apply to individual retirement plans.


SHARE CERTIFICATES Share certificates are not available for Class Z shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less

----
 16

YOUR ACCOUNT

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

DISTRIBUTION OPTIONS The Fund distributes any dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.



TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement plan or a Health Savings Account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions may also be subject to state and local income taxes.



The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.



In general, any distributions of dividends, interest and short-term capital gains (determined by how long the Fund held the investments that generated them) are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax in taxable years beginning before January 1, 2011. Properly designated distributions of long-term capital gains (determined by how long the Fund held the investments that generated them) are generally taxable as such, regardless of how long you have held your Fund shares. Long-term capital gain rates have been temporarily reduced -- in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets -- for taxable years beginning before January 1, 2011. Distributions are taxable to you even if they are paid from


                                                                            ----

YOUR ACCOUNT


income or gains earned by the Fund before your investment (and thus were included in the price you paid). You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

----
 18

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, LLC ("Columbia Advisors"), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Advisors is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Advisors runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Advisors is a direct, wholly owned subsidiary of Columbia Management Group, LLC ("CMG"), which in turn is a direct, wholly owned subsidiary of Bank of America, which in turn is a wholly owned banking subsidiary of Bank of America Corporation, a financial services holding company organized as a Delaware corporation. Columbia Advisors, a registered investment advisor, has been an investment advisor since 1995.


On September 30, 2005, Columbia Management Advisors, Inc. ("Columbia Management") merged into Columbia Advisors (which prior to September 30, 2005 had been known as Banc of America Capital Management, LLC). Before September 30, 2005, Columbia Management was the investment advisor to the Fund. As a result of the merger, Columbia Advisors is now the investment advisor to the Fund.


For the 2006 fiscal year, aggregate advisory fees paid to Columbia Advisors and/or Columbia Management by the Fund, not including pricing and bookkeeping and other fees paid to Columbia Advisors and/or Columbia Management by the Fund, amounted to 0.70% of average daily net assets of the Fund. A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is included in the Fund's semi-annual report to shareholders for the fiscal year ended February 28, 2006.



PORTFOLIO MANAGERS

--------------------------------------------------------------------------------

EMIL A. GJESTER, a vice president of Columbia Advisors, is the lead manager for the Fund and has managed or co-managed the Fund since May, 2002. Mr. Gjester has been associated with Columbia Advisors or its predecessors since 1996.



JONAS PATRIKSON, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Patrikson has been associated with Columbia Advisors or its predecessors since September, 2004. Prior to September, 2004, Mr. Patrikson was a senior analyst at Norberg Capital, Inc. from 2000 to September, 2004.



MICHAEL T. WELTER, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since July, 2006. Mr. Welter has been associated with Columbia Advisors or its predecessors since July, 2006. Mr. Welter previously served as a research analyst with Engemann Asset Management from September 2000 to June, 2006.



DARA WHITE, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. White has been associated with Columbia Advisors since January, 2006. Prior to January, 2006, Mr. White was a portfolio manager and analyst with RCM Global Investors from February, 1998 to July, 2005.



The Statement of Additional Information provides additional information about the managers' compensation, other accounts managed and ownership of securities in the Fund.


                                                                            ----

MANAGING THE FUND

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March, 2004.



Under the terms of the SEC Order, the Columbia Group agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.



Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has released the proposed plan of distribution for public notice and comment but has not yet approved a final plan of distribution.



As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.



A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.



In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.



On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a


----
 20

MANAGING THE FUND


derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.



On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under
Section 48(a) of the ICA were not dismissed.



On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.



On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.



In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005 naming the Columbia Funds as nominal defendants. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal to the United States Court of Appeals for the First Circuit on December 30, 2005; this appeal is currently pending. The parties have advised the appellate court that they are engaged in settlement discussions and the court has, accordingly, deferred the briefing schedule for the appeal. The settlement has not yet been finalized. Any settlement ultimately agreed by the parties will be subject to court approval.



This matter is ongoing. Accordingly, no estimate can be made of the financial impact, if any, of this litigation on any fund.


                                                                            ----

OTHER INVESTMENT STRATEGIES AND RISKS


The Fund's principal investment strategies and their associated risks are described under "The Fund -- Principal Investment Strategies" and "The
Fund -- Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices and their associated risks are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). The advisor may elect not to buy any of these securities or use any of these techniques. The Fund may not always achieve its investment goals. Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment strategies.


STOCK SELECTION
--------------------------------------------------------------------------------
In making decisions as to the securities to hold, the Fund's investment advisor employs fundamental research and evaluates the issuer based on its financial statements and operations. The Fund's investment advisor focuses on the quality of the issuer, the price of an individual issuer's common stock, and also on economic sectors. Market timing strategies may occasionally be employed. The Fund's investment advisor measures a company's value by its P/E ratio, price to cash flow ratio, price to book ratio and price-to-private market values. A P/E ratio is the relationship between the price of a stock and earnings per share and it attempts to measure how much investors are willing to pay for future earnings. This figure is determined by dividing a stock's market price by the issuing company's earnings per share. Price to cash flow is the relationship between the price of a stock and the company's available cash from operations and helps provide an understanding about expected future cash flow.


Before selecting individual securities for the Fund, the Fund's investment advisor begins with a top-down, industry sector analysis. Then, in addition to measuring value by focusing on issuing companies' P/E ratios and price/cash flow ratios, factors the portfolio manager looks for in selecting investments may include, but are not limited to:


     - Estimated private market value in excess of current stock price. Private market value is the price an investor would pay to own the entire company.

     - Management with demonstrated ability and commitment to the company.

     - Low market valuations relative to earnings forecasts, book value, cash flow and sales.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

----
 22

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the Fund's last six fiscal periods, which run from September 1 to August 31, unless otherwise indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report containing those financial statements by calling 1-800-345-6611.


THE FUND


                                                        YEAR ENDED                PERIOD ENDED         YEAR ENDED
                                                        AUGUST 31,                 AUGUST 31,         DECEMBER 31,
                                              2006        2005         2004         2003(a)       2002(b)       2001
                                            Class Z     Class Z      Class Z        Class Z       Class Z     Class Z
                                            -------     -------      -------        -------       -------     -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                        21.27       18.42        15.98          13.14         14.52       11.23
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income                         0.18(c)     0.01(c)      0.08(c)        0.08(c)       0.10(c)     0.05
  Net realized and unrealized gain
    (loss) on investments
  and foreign currency                          1.54        3.13         2.47           2.76         (1.35)       3.29
----------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                1.72        3.14         2.55           2.84         (1.25)       3.34
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS ($):
  From net investment income                   (0.19)      (0.07)       (0.11)            --         (0.11)      (0.05)
  From net realized gains                      (1.52)      (0.22)          --             --         (0.02)         --
----------------------------------------------------------------------------------------------------------------------
Total Distributions declared to
  shareholders                                 (1.71)      (0.29)       (0.11)            --         (0.13)      (0.05)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                              21.28       21.27        18.42          15.98         13.14       14.52
----------------------------------------------------------------------------------------------------------------------
Total return %(d)                               8.50(e)    17.16(e)     15.98(e)       21.61(e)(f)    (8.56)(e)    29.76
----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL DATA:
Expenses(g)                                     0.99        0.99         1.02           1.08(h)       1.23        1.13
Net investment income %(g)                      0.89        0.86         0.44           0.82(h)       0.62        0.71
Waiver/Reimbursement %                          0.01        0.03         0.03           0.03(h)       0.03          --
Portfolio turnover rate %                         82          80          106             68(f)        188         278
Net assets, end of period (000's) ($)        179,027     267,380      272,178        227,454       209,610     139,504


 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) On November 1, 2002, the existing Fund shares were redesignated Class Z shares.


 (c) Per share data was calculated using average shares outstanding during the period.



 (d) Total return at net asset value assuming all distributions reinvested.



 (e) Had the investment advisor and/or transfer agent not waived or reimbursed a portion of expenses, total return would have been reduced.



 (f) Not annualized.



 (g) The benefits derived from custody credits had an impact of less than 0.01%.



 (h) Annualized.


                                                                            ----

APPENDIX A

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The chart shows the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart, and is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower.


CLASS Z SHARES


MAXIMUM SALES CHARGE   INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
       0.00%                         $10,000.00                              5%





                                                   HYPOTHETICAL
       CUMULATIVE                     CUMULATIVE     YEAR-END
         RETURN          ANNUAL         RETURN       BALANCE        ANNUAL
       BEFORE FEES      EXPENSE       AFTER FEES    AFTER FEES      FEES &
YEAR   & EXPENSES        RATIO        & EXPENSES    & EXPENSES    EXPENSES(1)
  1       5.00%          0.98%           4.02%      $10,402.00     $   99.97
  2      10.25%          1.10%           8.08%      $10,807.68     $  116.65
  3      15.76%          1.10%          12.29%      $11,229.18     $  121.20
  4      21.55%          1.10%          16.67%      $11,667.12     $  125.93
  5      27.63%          1.10%          21.22%      $12,122.13     $  130.84
  6      34.01%          1.10%          25.95%      $12,594.90     $  135.94
  7      40.71%          1.10%          30.86%      $13,086.10     $  141.25
  8      47.75%          1.10%          35.96%      $13,596.45     $  146.75
  9      55.13%          1.10%          41.27%      $14,126.72     $  152.48
 10      62.89%          1.10%          46.78%      $14,677.66     $  158.42
  TOTAL GAIN AFTER
   FEES & EXPENSES                                  $ 4,677.66
 TOTAL ANNUAL FEES
        & EXPENSES                                                 $1,329.43


 (1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

----
 24

NOTES

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                                                                              25

NOTES

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 26

NOTES

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                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information includes a description of the Fund's policies with respect to disclosure of its portfolio holdings.



You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's transfer agent or visiting the Fund's website at:



Columbia Management Services, Inc.


P.O. Box 8081


Boston, MA 02266-8081


1-800-345-6611

www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund, including the Statement of Additional Information, by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:


Columbia Funds Series Trust I: 811-04367



     - Columbia Strategic Investor Fund (formerly Columbia Strategic Investor Fund, Inc.)


--------------------------------------------------------------------------------

(ColumbiaFunds Logo)

A Member of Columbia Management Group


(C)2007 Columbia Management Distributors, Inc.


One Financial Center, Boston, MA 02111-2621                   INT-36/115541-1206









COLUMBIA TECHNOLOGY FUND                   Prospectus, January 1, 2007


CLASS A, B, C AND D* SHARES

Advised by Columbia Management Advisors, LLC

--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   4
Your Expenses........................................   7

YOUR ACCOUNT                                            9
---------------------------------------------------------
How to Buy Shares....................................   9
Investment Minimums..................................  10
Sales Charges........................................  10
How to Exchange Shares...............................  14
How to Sell Shares...................................  15
Fund Policy on Trading of Fund Shares................  16
Distribution and Service Fees........................  18
Other Information About Your Account.................  19

MANAGING THE FUND                                      23
---------------------------------------------------------
Investment Advisor...................................  23
Portfolio Manager....................................  23
Legal Proceedings....................................  23

FINANCIAL HIGHLIGHTS                                   26
---------------------------------------------------------

APPENDIX A                                             30
---------------------------------------------------------


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

*Effective October 13, 2003, this fund's Class D shares were closed to new investors.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee

  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks capital appreciation by investing, under normal market conditions, at least 80% of its total net assets (plus any borrowings for investment purposes) in stocks of technology companies that may benefit from technological improvements, advancements or developments.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The technology companies in which the Fund invests include those that the Fund's investment advisor believes have or will develop products, processes or services that will provide significant technological improvements, advances or developments, as well as those expected to benefit from their extensive reliance on technology in connection with their operations and services.

The Fund may invest in companies from the biotechnology, cable and network broadcasting, communications, computer hardware, computer services and software, consumer electronics, defense, medical devices, pharmaceutical and semiconductor industries, among others. The Fund may invest in companies in all stages of corporate development, ranging from new companies developing a promising technology or scientific advancement to established companies with a record of producing breakthrough products and technologies from research and development efforts.

The Fund will invest in companies of all sizes, and expects to invest a significant percentage of its assets in small- and mid-cap companies.

The Fund may also invest in securities convertible into or exercisable for stock (including preferred stock, warrants and debentures), and certain options and financial futures contracts ("derivatives"). The Fund may also invest in foreign securities, including American Depositary Receipts.

At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.



In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as noted otherwise, approval by the Fund's shareholders is not required to modify or change the Fund's investment strategies.



As part of its investment strategy, the Fund may buy and sell securities frequently. Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains (which are taxable at higher rates than long-term capital gains). Frequent trading may also result in higher brokerage commissions and other transaction costs and additional tax liability, which could reduce the Fund's returns.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

----
 2

THE FUND

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the Fund concentrates in technology stocks, it is subject to sector risk and its share price will likely be subject to more volatility than the overall stock market. The risks of investing only in technology-related stocks may be greater than investing in other market sectors or in a more diversified portfolio because of:

- Competitive pressures among technology companies that result in aggressive pricing of their products or services

- Short product cycles due to an accelerated rate of technological developments

- Varying investor enthusiasm for technology and technology-related stocks

Additionally, the prices of technology stocks will likely fluctuate more than non-technology stocks because technology companies are affected by scientific and technological developments and advancements and, for biotechnology companies in particular, may be subject to government regulation, including approval of their products. Technology companies may also be subject to greater business risks and, accordingly, may be more sensitive to changes in economic conditions. Many technology companies are currently operating at a loss and may never be profitable. In addition, the share price of technology stocks may be more sensitive to companies' disappointing quarterly or annual earnings results, such as lower sales or profits than originally projected.

Small- or mid-cap companies may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stocks.

Foreign equity securities, which are generally denominated in foreign currencies, involve risks not typically associated with investing in domestic securities. Foreign securities may be subject to foreign taxes that would reduce their effective yield. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the unrecovered portion of any foreign withholding taxes would reduce the income the Fund receives from its foreign investments. In addition, to the extent that the securities are denominated in a foreign currency, the value of the Fund invested in foreign securities will fluctuate as a result of changes in the exchange rates between the U.S. dollar and the currencies in which foreign securities are denominated.

                                                                            ----
                                                                               3

THE FUND

Foreign investments involve other risks, including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, and the possibility of currency exchange controls. Foreign securities may also be subject to greater fluctuations in price than domestic securities. There may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those of domestic companies.

Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security's market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company's common stockholders but after holders of any senior debt obligations of the company. Consequently, the issuer's convertible securities generally entail less risk than its common stock but more risk than its debt obligations.

The Fund may also invest in stock futures and option contracts, which are traditional types of derivatives. A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Losses (or gains) involving derivatives can sometimes be substantial. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that generally can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risk. The Fund will not use derivatives for speculative purposes or as leveraged investment that may magnify gains or losses.

As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B, C and D shares, including sales charges, compare with those of a broad measure of

----
 4

THE FUND



market performance for one year, five years and for the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted below, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.



             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.



              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's performance over the past one-year, five-year and life of the Fund periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.



              The Fund's returns are compared to the Merrill Lynch 100 Technology Index. The Merrill Lynch 100 Technology Index is an equally weighted index of 100 leading technology stocks. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

             -------------------------------------------------------------------

CALENDAR YEAR TOTAL RETURNS (CLASS A)(1)


                                  (BAR CHART)

                                             84.17%     21.20%     18.53%
                       -28.97%    -38.17%
                        2001       2002       2003       2004       2005


            The Class's year-to-date total return         For the periods shown in bar chart:
            through September 30, 2006 was +3.01%.        Best quarter: 2nd quarter 2003, +35.60%
                                                          Worst quarter: 3rd quarter 2001, -37.59%


 (1) Class A is a newer class of shares. Its performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and Class Z shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been lower. Class A shares were initially offered on November 1, 2002, and Class Z shares were initially offered on November 9, 2000.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax

                                                                            ----
                                                                               5

THE FUND

situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2005(1)



                                                                                           LIFE OF

                                                                1 YEAR     5 YEARS         THE FUND
Class A (%)
  Return Before Taxes                                             9.83       1.48            -1.43
  Return After Taxes on Distributions                             8.23       1.18            -1.72
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                          6.98       1.14            -1.33
---------------------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes                                            10.74       1.80            -0.98
  Return After Taxes on Distributions                             9.26       1.53            -1.24
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                          7.61       1.43            -0.93
---------------------------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes                                            14.71       2.21            -0.76
  Return After Taxes on Distributions                            13.23       1.95            -1.01
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                         10.18       1.79            -0.74
---------------------------------------------------------------------------------------------------
Class D (%)
  Return Before Taxes                                            14.77       2.08            -0.87
  Return After Taxes on Distributions                            13.30       1.82            -1.12
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                         10.22       1.68            -0.83
---------------------------------------------------------------------------------------------------
Merrill Lynch 100 Technology Index (%)                            5.87      -5.46           -10.90(2)




 (1) Class A, Class B, Class C and Class D are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to their inception. The returns for Class C include the returns of Class B prior to October 13, 2003, the date on which Class C was initially offered by the fund. The returns shown for Class C also include the performance of Class Z prior to the inception of Class B (November 1, 2002). These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class C shares were initially offered on October 13, 2003, Class A, B and D shares were initially offered on November 1, 2002, and Class Z shares were initially offered on November 9, 2000.



 (2) Performance information is from November 9, 2000.

----
 6

THE FUND

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------
UNDERSTANDING EXPENSES

              SALES CHARGES are paid directly by shareholders to Columbia Management Distributors, Inc., the Fund's distributor.



              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1 fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. Higher transaction costs reduce the Fund's returns.



              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table, but does reflect the waiver of the initial sales charge for Class D shares. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions

              - Class B shares convert to Class A shares after eight years
             -------------------------------------------------------------------



SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)



                                                               CLASS A         CLASS B         CLASS C         CLASS D
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                         5.75            0.00            0.00            1.00(1)
----------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                               1.00(2)         5.00            1.00            1.00
----------------------------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)             (3)             (3)             (3)             (3)




 (1) The Fund's investment advisor has agreed to waive indefinitely the front-end sales charge for purchases of Class D shares by existing Class D shareholders.





 (2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 12 months of purchase.





 (3) There is a $7.50 charge for wiring sale proceeds to your bank.


                                                                            ----
                                                                               7

THE FUND

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


                                                               CLASS A         CLASS B         CLASS C         CLASS D
Management fee(1) (%)                                            0.87            0.87            0.87            0.87
----------------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                        0.25(2)         1.00            1.00            1.00
----------------------------------------------------------------------------------------------------------------------
Other expenses(3) (%)                                            0.34            0.34            0.34            0.34
----------------------------------------------------------------------------------------------------------------------
Total annual fund operating expenses(4) (%)                      1.46            2.21            2.21            2.21




 (1) The Fund pays an investment advisory fee of 0.87%. The Fund's investment advisor has implemented a breakpoint schedule for the Fund's investment advisory fee. The investment advisory fee charged to the Fund declines as Fund assets grow and will continue to be based on a percentage of the Fund's average net assets. The breakpoint schedule for the Fund is as follows: 0.87% for assets up to $500 million; 0.82% for assets in excess of $500 million and up to $1 billion; and 0.77% for assets in excess of $1 billion.





 (2) The Fund may pay distribution and service (12b-1) fees up to a maximum of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.25% for shareholder liaison services and up to 0.10% for distribution services), but will limit such fees to an aggregate fee of not more than 0.25% during the current fiscal year.





 (3) Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.





 (4) The Fund's investment advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) will not exceed 1.65% of the Fund's assets. This arrangement may be modified or terminated by the advisor at any time.



EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


CLASS                                                            1 YEAR         3 YEARS         5 YEARS         10 YEARS
Class A:                                                          $715          $1,010          $1,327           $2,221
------------------------------------------------------------------------------------------------------------------------
Class B:  did not sell your shares                                $224          $  691          $1,185           $2,355

          sold all your shares at
          the end of the period                                   $724          $  991          $1,385           $2,355
------------------------------------------------------------------------------------------------------------------------
Class C:  did not sell your shares                                $224          $  691          $1,185           $2,544

          sold all your shares at
          the end of the period                                   $324          $  691          $1,185           $2,544
------------------------------------------------------------------------------------------------------------------------
Class D:  did not sell your shares                                $224          $  691          $1,185           $2,544

          sold all your shares at
          the end of the period                                   $324          $  691          $1,185           $2,544


See Appendix A for additional hypothetical investment and expense information.

----
 8

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

Notice to Fund Shareholders: Class D shares are closed to new investors and new accounts. The Fund now offers Class C shares, which are subject to the same service and distribution fees and sales charges as Class D shares except Class C shares are not subject to a front-end sales charge. The Fund's advisor has agreed to waive indefinitely the front-end sales charge for purchases of Class D shares by existing Class D investors. For more information on expenses and sales charges for Class C shares and Class D shares, see "The Fund -- Your Expenses" and "Your Account -- Sales Charges" in this prospectus.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange ("NYSE"), usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees
                       for executing the purchase for you.

-----------------------------------------------------------------------------------
By check               For new accounts, send a completed application and check
(new account)          made payable to the Fund to Columbia Management Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts, fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                       Management Services, Inc., P.O. Box 8081, Boston, MA
                       02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Management Distributors, Inc.
                       for shares of the same class (and, in some cases, certain
                       other classes) of the Fund at no additional cost. There may be an additional sales charge if exchanging from a money
                       market fund. An exchange into another fund may incur a sales charge if the original purchase was not assessed a
                       surcharge. To exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------
By                     wire You may purchase shares of the Fund by wiring money
                       from your bank account to your Fund account. To wire
                       funds to your Fund account, call 1-800-422-3737 for
                       wiring instructions.

-----------------------------------------------------------------------------------
By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and
                       be considered in "good form." You must set up this
                       feature prior to your telephone request. Be sure to
                       complete the appropriate section of the application.

-----------------------------------------------------------------------------------
Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of
                       the application for this feature.

-----------------------------------------------------------------------------------
Automated dollar You may purchase shares of the Fund for your account by cost averaging exchanging $100 or more each month from another fund for shares of the same class of the Fund at no additional cost. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling
                       1-800-345-6611. There may be an additional sales charge if exchanging from a money market fund. Be sure to complete the appropriate section of the account application for this feature.

-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares (and, in some
                       cases, certain other classes) of the Fund at no
                       additional sales charge. There may be an additional sales
                       charge if exchanging from a money market fund. To invest
                       your dividends in the Fund, call 1-800-345-6611.

-----------------------------------------------------------------------------------
Through the            You may purchase Fund shares through the internet. You will
internet               be required to accept the terms of an online agreement and to use a password in order to make internet purchases.
                       The transfer agent has procedures in place to
                       authenticate electronic instructions given via the
                       internet. For more information on internet transactions,
                       or to sign up for the internet transactions, please call
                       1-800-345-6611.



                                                                            ----
                                                                               9

YOUR ACCOUNT

INVESTMENT MINIMUMS
--------------------------------------------------------------------------------


The minimum initial investment for Class A, Class B and Class C shares generally is $2,500. For individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement accounts, the minimum initial investment is $1,000. For non-omnibus group retirement plans, the investment minimums are determined based on the plan's investment rather than the investment of its individual participants. For investors establishing an automatic investment plan, the minimum initial investment is $50. There is no minimum initial investment for omnibus accounts, wrap accounts or Health Savings Accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.





The minimum investment for additional purchases of Class A, Class B, Class C, and Class D shares is $50 for all investors.





The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.





Please see the Statement of Additional Information for more details on investment minimums.



SALES CHARGES
--------------------------------------------------------------------------------


You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge ("CDSC") when you sell shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information. The Board of Trustees has waived sales charges for Health Savings Accounts.



             -------------------------------------------------------------------
CHOOSING A SHARE CLASS

              The Fund offers four classes of shares in this prospectus -- CLASS A, B, C and D. Class D shares are closed to new investors and new accounts. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $50,000 or more but less than $1 million can be made only in Class A, Class C or Class D shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

              The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.

             -------------------------------------------------------------------

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on

----
 10

YOUR ACCOUNT

the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

CLASS A SALES CHARGES

                                                                                                      % OF OFFERING
                                                                AS A % OF                                 PRICE
                                                                THE PUBLIC           AS A %            RETAINED BY
                                                                 OFFERING           OF YOUR             FINANCIAL
AMOUNT PURCHASED                                                  PRICE            INVESTMENT            ADVISOR
Less than $50,000                                                  5.75               6.10                5.00
-------------------------------------------------------------------------------------------------------------------
$50,000 to less than $100,000                                      4.50               4.71                3.75
-------------------------------------------------------------------------------------------------------------------
$100,000 to less than $250,000                                     3.50               3.63                2.75
-------------------------------------------------------------------------------------------------------------------
$250,000 to less than $500,000                                     2.50               2.56                2.00
-------------------------------------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                                   2.00               2.04                1.75
-------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                                 0.00               0.00                0.00



Class A shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.



For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

PURCHASES OVER $1 MILLION


AMOUNT PURCHASED                                                COMMISSION %
$1 million to less than $3 million                                  1.00
----------------------------------------------------------------------------
$3 million to less than $50 million                                 0.50
----------------------------------------------------------------------------
$50 million or more                                                 0.25




For group retirement plans, financial advisors are eligible to receive a 1.00% commission from the distributor on purchases, including those in amounts less than $1 million, that are coded as commission eligible trades.





Purchase amounts are aggregated among all Columbia funds for purposes of the above table.



                                                                            ----
                                                                              11

YOUR ACCOUNT

             -------------------------------------------------------------------

              UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

              Certain investments in Class A, B, C and D shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those shares you have held the longest.

             -------------------------------------------------------------------

REDUCED SALES CHARGES FOR LARGER INVESTMENTS

   A. What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.



RIGHTS OF ACCUMULATION The value of eligible accounts maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.



STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

   B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

   - Individual accounts

   - Joint accounts

   - Certain IRA accounts

   - Certain trusts

   - UTMA/UGMA accounts



For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own


----
 12

YOUR ACCOUNT



Columbia fund shares. An account is not eligible to the extent it holds an institutional class of shares of a money market fund or Class R shares of any fund. The value of your investment in a non-institutional class of a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Non-institutional class investments in Columbia money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.



   C. How do I obtain a breakpoint discount?



The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.



   D. How can I obtain more information about breakpoint discounts?



Certain investors, including affiliates of the Funds, broker/dealers and their affiliates, investors in wrap-fee programs, through fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Fund as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information may be obtained at www.columbiafunds.com or by calling 1-800-345-6611.





CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Purchases up to $50,000 are allowed in Class B shares assuming the combined value of the customer's total assets in the Columbia funds does not reach $50,000. Purchases in Class B shares that bring the combined value of a customer's total assets to $50,000 or above will be rejected. A customer's total assets may include accounts for immediate family members. Group plan accounts are valued at the plan level. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission of 4.00% on sales of Class B shares.



                                                                            ----
                                                                              13

YOUR ACCOUNT

CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   5.00
-------------------------------------------------------------------------------
Through second year                                                  4.00
-------------------------------------------------------------------------------
Through third year                                                   3.00
-------------------------------------------------------------------------------
Through fourth year                                                  3.00
-------------------------------------------------------------------------------
Through fifth year                                                   2.00
-------------------------------------------------------------------------------
Through sixth year                                                   1.00
-------------------------------------------------------------------------------
Longer than six years                                                0.00



Automatic conversion to Class A shares occurs eight years after purchase.



CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding the shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares as described in the chart below.

CLASS C SALES CHARGES

                                                                     % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                        SHARES ARE SOLD
Through first year                                                        1.00
------------------------------------------------------------------------------------
Longer than one year                                                      0.00



CLASS D SHARES Class D shares are closed to new investors. Your purchases of Class D shares are made at the public offering price for these shares. This price includes a sales charge of 1.00% (which has been waived indefinitely), which is paid as a commission to your financial advisor on the sale of Class D shares as shown in the chart below.



CLASS D SALES CHARGES

                                            % OF OFFERING PRICE
  AS A % OF THE PUBLIC      AS A % OF      RETAINED BY FINANCIAL
     OFFERING PRICE      YOUR INVESTMENT          ADVISOR
          1.00                1.01                 1.00



Class D shares also carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC.



HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------


You may exchange your shares for shares of the same share class (and in some cases certain other classes) of another fund distributed by Columbia Management Distributors, Inc. at net asset value. In the case of Class D shares, you may exchange your Class D shares only for Class D shares of another fund in which you own Class D shares. Otherwise, you may exchange your Class D shares only for Class C shares. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally


----
 14

YOUR ACCOUNT

purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" in this Prospectus for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.



Certain restrictions may apply to participants in Health Savings Accounts, including the limitation that participants may exchange their shares only for shares of other funds currently enrolled in the program.





You also may exchange your shares through the internet. You will be required to accept the terms of an online agreement and to use a password in order to make internet exchanges. The transfer agent has procedures in place to authenticate electronic instructions given via the internet. For more information on internet transactions, or to sign up for internet transactions, please call 1-800-345-6611.



HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) if applicable, you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.



The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 10 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.



                                                                            ----
                                                                              15

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees
                       for executing a redemption for you.

-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund
                       distributed by Columbia Management Distributors, Inc. at no additional cost. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts and Health Savings Accounts. For
                       details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or, if
                       applicable, stock power form along with any share
                       certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures
                       must be guaranteed by either a bank, a member firm of a
                       national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program
                       for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                       1-800-345-6611.
                       Mail your letter of instruction to Columbia Management
                       Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By wire                You may sell Fund shares and request that the proceeds be
                       wired to your bank. You must set up this feature prior to
                       your request. Be sure to complete the appropriate section of the account application for this feature. Generally, the
                       value of your redemptions must be at least equal to $500 in order to have the sale proceeds wired to your bank. There is a $7.50 charge for wiring sale proceeds to your bank. (The transfer agent may waive this fee for omnibus and nominee
                       accounts.) Your bank may charge additional fees for such
                       wire transfer.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if
                       your account balance is at least $5,000. The $5,000
                       minimum account balance requirement has been waived for
                       wrap accounts. This feature is not available if you hold
                       your shares in certificate form. All dividend and capital
                       gains distributions must be reinvested. Be sure to
                       complete the appropriate section of the account
                       application for this feature.

-----------------------------------------------------------------------------------
By electronic You may sell shares of the Fund and request that the funds transfer proceeds be electronically transferred to your bank.

                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

-----------------------------------------------------------------------------------
Through the            You may sell Fund shares through the internet. You will be
internet               required to accept the terms of an online agreement and to use a password in order to make internet redemptions. The
                       transfer agent has procedures in place to authenticate
                       electronic instructions given via the internet. For more
                       information on internet transactions, or to sign up for
                       internet transactions, please call 1-800-345-6611.



FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------


The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.



The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the

----
 16

YOUR ACCOUNT



Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.



The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.



The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Consequently, there is the risk that the Fund may not be able to do anything in response to market timing that occurs in the Fund which may result in certain shareholders being able to market time the Fund while the shareholders in the Fund bear the burden of such activities.





Certain financial intermediaries (including certain retirement plan service providers whose clients include, among others, various retirement plans sponsored by Bank of America and its affiliates for the benefit of its employees (the "Bank of America retirement service plan providers")) have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above. In particular, the Bank of America retirement service plan provider permits the reinstatement of future purchase orders for shares of the Fund following various suspension periods.





The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.



                                                                            ----
                                                                              17

YOUR ACCOUNT

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------


RULE 12b-1 PLAN The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B, C and D shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B, Class C and Class D shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for each of Class B, Class C and Class D shares. Distribution and service fees are paid out of the assets of these classes. The Fund's Board of Trustees limits total payments under the Rule 12b-1 plan for Class A shares to 0.25%. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after eight years, eliminating a portion of the distribution fee upon conversion.





FINANCIAL INTERMEDIARY PAYMENTS The Funds' distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Funds' distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Funds' distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Funds' distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.02% and 0.10% (between 0.03% and 0.12% in the case of the money market funds) on an annual basis for payments based on average net assets of the Funds attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds (other than the money market funds) attributable to the financial intermediary. The Funds' distributor or its affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund.





Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of the total Fund assets for Class A, B and C shares in the program on an annual basis. As of September 1, 2005, the Trust's Board has authorized the Funds to pay up to 0.11% of total fund assets on an annual basis. The amounts in excess of that paid by a Fund will be borne by the Fund's distributor or its affiliates.





The Funds' distributor or its affiliates may make other payments or allow promotional incentives to financial intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.



----
 18

YOUR ACCOUNT



Amounts paid by the Funds' distributor or its affiliates are paid out of the distributor's or its affiliates' own revenue and do not increase the amount paid by you or your Fund. You can find further details about the payments made by the Funds' distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Funds' distributor or its affiliates has agreed to make marketing support payments in your Fund's Statement of Additional Information, which can be obtained at www.columbiafunds.com or by calling 1-800-345-6611. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Funds' distributor and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular Fund or share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.



OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.



AUTOMATIC SALE OF YOUR SHARES The Fund will automatically sell your shares if the value of your account (treating each Fund account you own separately from any other Fund account you may own) falls below $250. Contingent deferred sales charges will not be applied to shares automatically sold by the Fund. If your shares



                                                                            ----
                                                                              19

YOUR ACCOUNT



are sold, the transfer agent will remit the balance of your account to you. The transfer agent will send you written notification at least 30 days in advance of any such automatic sale, which will provide details on how you can add money to your account in order to avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia fund in which you hold shares, or establishing an automatic investment plan. Please contact the transfer agent, review the website at www.columbiafunds.com, call 1-800-345-6611 or contact your investment professional for more information. The automatic sale of shares of accounts valued at less than $250 will take place in the second quarter of each calendar year.





The Fund may also sell your shares if a financial institution or intermediary instructs the Fund to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the Investment Company Act of 1940 (the "ICA").





MINIMUM ACCOUNT BALANCE FEE Beginning in the second quarter of 2007, if the value of your account (treating each Fund account you own separately from any other Fund account you may own) falls below the minimum initial investment applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Contingent deferred sales charges will not be applied to shares automatically sold by the Fund. The Fund reserves the right to lower the account size trigger point for the minimum balance fee in any year for any class of shares when the Fund believes it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons. The transfer agent will reduce the expenses paid by your Fund for transfer agency services by the amount it collects from assessment of this fee. If your Fund has no transfer agency expenses against which to offset the amount collected through assessment of this fee, the transfer agent will pay such amount directly to your Fund. The transfer agent will send you written notification in advance of the imposition of any such fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia fund in which you hold shares, or establishing an automatic investment plan. Please contact the transfer agent, review the website at www.columbiafunds.com, call 1-800-345-6611 or contact your investment professional for more information.





EXCEPTIONS TO THE AUTOMATIC SALE OF YOUR SHARES AND THE MINIMUM ACCOUNT BALANCE FEE The automatic sale of shares of accounts valued at less than $250 and the minimum account balance fee described above do not apply to shareholders holding their shares through broker-dealer networked accounts, wrap fee and omnibus accounts, accounts with active automatic investment plans or payroll deduction plans, accounts that were created by the automatic conversion of Class B shares to Class A shares, accounts that were created by the automatic conversion of Class G shares to Class T shares, certain qualified retirement plans or Health Savings Accounts. The automatic sale of shares of accounts valued at less than $250 does not apply to individual retirement plans.





SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have returned them to the transfer agent.



----
 20

YOUR ACCOUNT

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.

-----------------------------------------------------------------------------------
Capital                gains Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net
                       short-term capital gains, which are gains on sales of
                       securities held for a 12-month period or less.


             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, based on the number of shares you own at the time these distributions are declared.

             -------------------------------------------------------------------

DISTRIBUTION OPTIONS The Fund distributes any dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

  - send the check to your address of record - send the check to a third party address - transfer the money to your bank via electronic funds transfer



Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.





TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, or a Health Savings Account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions may also be subject to state and local income taxes.





The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.



                                                                            ----
                                                                              21

YOUR ACCOUNT



In general, any distributions of dividends, interest and short-term capital gains (determined by how long the Fund held the investments that generated them) are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax in taxable years beginning before January 1, 2011. Properly designated distributions of long-term capital gains (determined by how long the Fund held the investments that generated them) are generally taxable as such, regardless of how long you have held your Fund shares. Long-term capital gain rates have been temporarily reduced -- in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets -- for taxable years beginning before January 1, 2011. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.



In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

----
 22

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------


Columbia Management Advisors, LLC ("Columbia Advisors"), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Advisors is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Advisors runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Advisors is a direct, wholly owned subsidiary of Columbia Management Group, LLC ("CMG"), which in turn is a direct, wholly owned subsidiary of Bank of America, which in turn is a wholly owned banking subsidiary of Bank of America Corporation, a financial services holding company organized as a Delaware corporation. Columbia Advisors, a registered investment advisor, has been an investment advisor since 1995.



On September 30, 2005, Columbia Management Advisors, Inc. ("Columbia Management") merged into Columbia Advisors (which prior to September 30, 2005 had been known as Banc of America Capital Management, LLC). Before September 30, 2005, Columbia Management was the investment advisor to the Fund. As a result of the merger, Columbia Advisors is now the investment advisor to the Fund.



For the 2006 fiscal year, aggregate advisory fees paid to Columbia Advisors and/or Columbia Management by the Fund, not including pricing and bookkeeping and other fees paid to Columbia Advisors and/or Columbia Management by the Fund, amounted to 0.87% of average daily net assets of the Fund. A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is included in the Fund's semi-annual report to shareholders for the fiscal year ended February 28, 2006.





PORTFOLIO MANAGER


--------------------------------------------------------------------------------


WAYNE M. COLLETTE, a vice president of Columbia Advisors, is the manager for the Fund and has managed or co-managed the Fund since June, 2002. Mr. Collette has been associated with Columbia Advisors or its predecessors since 2001. Prior to joining, Mr. Collette was an associate portfolio manager with Neuberger Berman from 1999 to 2001.




The Statement of Additional Information provides additional information about the manager's compensation, other accounts managed and ownership of securities in the Fund.



LEGAL PROCEEDINGS
--------------------------------------------------------------------------------


On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March, 2004.





Under the terms of the SEC Order, the Columbia Group agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud


                                                                            ----
                                                                              23

MANAGING THE FUND



provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.





Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has released the proposed plan of distribution for public notice and comment but has not yet approved a final plan of distribution. As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.





A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.





In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.





On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.





On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under
Section 48(a) of the ICA were not dismissed.





On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been



----
 24

MANAGING THE FUND



removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.





On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.





In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005 naming the Columbia Funds as nominal defendants. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal to the United States Court of Appeals for the First Circuit on December 30, 2005; this appeal is currently pending. The parties have advised the appellate court that they are engaged in settlement discussions and the court has, accordingly, deferred the briefing schedule for the appeal. The settlement has not yet been finalized. Any settlement ultimately agreed by the parties will be subject to court approval.





This matter is ongoing. Accordingly, no estimate can be made of the financial impact, if any, of this litigation on any fund.



                                                                            ----
                                                                              25

FINANCIAL HIGHLIGHTS



The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal periods, which run from September 1 to August 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report containing those financial statements by calling 1-800-345-6611.



THE FUND


                                                                                                                PERIOD
                                                                                                   PERIOD       ENDED
                                                                     YEAR ENDED                    ENDED       DECEMBER
                                                                     AUGUST 31,                  AUGUST 31,      31,
                                                         2006           2005           2004       2003(a)      2002(b)
                                                       CLASS A        CLASS A        CLASS A     CLASS A       CLASS A
                                                        ------         ------         -----         -----       -----
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                   8.77           6.50          5.91          3.79        3.82
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment loss(c)                                 (0.09)         (0.04)        (0.11)        (0.04)      (0.01)
  Net realized and unrealized gain (loss) on
  investments, futures contracts and written options      1.21           2.31          0.70          2.16       (0.02)
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                          1.12           2.27          0.59          2.12       (0.03)
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net realized gains                                (0.56)            --            --            --          --
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                         9.33           8.77          6.50          5.91        3.79
-----------------------------------------------------------------------------------------------------------------------
Total return (%)(d)(e)                                   12.78          34.92          9.98         55.94(f)    (0.79)(f)
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Operating expenses (%)(g)                                 1.45           1.85          1.90          1.90(h)     1.76(h)
Interest expenses (%)                                       --(i)          --            --            --          --
Expenses (%)(g)                                           1.45           1.85          1.90          1.90(h)     1.76(h)
Net investment loss (%)(g)                               (0.95)         (1.47)        (1.51)        (1.35)(h)   (1.35)(h)
Waiver/Reimbursement (%)                                  --(i)          0.06          0.53          3.06(h)     1.24(h)
Portfolio turnover rate (%)                                350            328           488           523(f)      512
Net assets, end of period (000's) ($)                   75,996         14,696         2,818           376           1


 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.



 (d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.





 (e) Had the investment advisor and/or transfer agent not reimbursed a portion of expenses, total return would have been reduced.



 (f) Not annualized.



 (g) The benefits derived from custody credits had an impact of less than 0.01%.



 (h) Annualized.



 (i) Rounds to less than 0.01%.


----
 26

FINANCIAL HIGHLIGHTS

THE FUND


                                                                                                  PERIOD ENDED    PERIOD ENDED
                                                                YEAR ENDED AUGUST 31,              AUGUST 31,     DECEMBER 31,
                                                          2006           2005           2004        2003(A)         2002(B)
                                                        Class B        Class B        Class B      Class B         Class B
                                                         -----          -----          -----          -----           -----
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                   8.57           6.40           5.86           3.78            3.82
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment loss(c)                                 (0.16)         (0.17)         (0.16)         (0.07)          (0.01)
  Net realized and unrealized gain (loss) on
  investments, futures contracts and written options      1.19           2.34           0.70           2.15           (0.03)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          1.03           2.17           0.54           2.08           (0.04)
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net realized gains                                (0.50)            --             --             --              --
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                         9.10           8.57           6.40           5.86            3.78
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(d)(e)                                   11.98          33.91           9.22          55.03(f)        (1.05)(f)
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Operating expenses to average net assets (%)(g)           2.20           2.60           2.65           2.65(h)         2.51(h)
Interest expense (%)                                        --(i)          --             --             --              --
Expenses (%)(g)                                           2.20           2.60           2.65           2.65(h)         2.51(h)
Net investment loss (%)(g)                               (1.70)         (2.29)         (2.30)         (2.11)(h)       (2.10)(h)
Waiver/Reimbursement (%)                                    --(i)        0.06           0.48           2.40(h)         1.24(h)
Portfolio turnover rate (%)                                350            328            488            523(f)          512
Net assets, end of period (000's) ($)                    7,823          3,183          2,200          1,246               7


 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.



 (d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.





 (e) Had the investment advisor and/or transfer agent not reimbursed a portion of expenses, total return would have been reduced.



 (f) Not annualized.



 (g) The benefits derived from custody credits had an impact of less than 0.01%.



 (h) Annualized.



 (i) Rounds to less than 0.01%.


                                                                            ----
                                                                              27

FINANCIAL HIGHLIGHTS

THE FUND


                                                                                              PERIOD ENDED
                                                                YEAR ENDED AUGUST 31,          AUGUST 31,
                                                                 2006           2005            2004(A)
                                                                Class          Class
                                                                  C              C             Class C
                                                                ------         -----              -----
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                          8.59           6.41               6.48
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment loss(b)                                        (0.16)         (0.17)             (0.14)
  Net realized and unrealized gain (loss) on investments,
  futures contracts and written options                          1.19           2.35               0.07
----------------------------------------------------------------------------------------------------------
Total from investment operations                                 1.03           2.18              (0.07)
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net realized gains                                       (0.50)            --                 --
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                                9.12           8.59               6.41
----------------------------------------------------------------------------------------------------------
Total return (%)(c)(d)                                          11.95          34.01              (1.08)(e)
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Operating expenses (%)(f)                                        2.20           2.60               2.65(g)
Interest expenses (%)                                              --(h)          --                 --
Expenses (%)(f)                                                  2.20           2.60               2.65(g)
Net investment loss (%)(f)                                      (1.70)         (2.23)             (2.18)(g)
Waiver/Reimbursement (%)                                           --(h)        0.06               0.68(g)
Portfolio turnover rate (%)                                       350            328                488
Net assets, end of period (000's) ($)                           21,018         1,972                488


 (a) Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.

 (b) Per share data was calculated using average shares outstanding during the period.



 (c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.





 (d) Had the investment advisor and/or transfer agent not reimbursed a portion of expenses, total return would have been reduced.



 (e) Not annualized.



 (f) The benefits derived from custody credits had an impact of less than 0.01%.



 (g) Annualized.



 (h) Rounds to less than 0.01%.


----
 28

FINANCIAL HIGHLIGHTS

THE FUND


                                                                                           PERIOD ENDED    PERIOD ENDED
                                                            YEAR ENDED AUGUST 31,           AUGUST 31,     DECEMBER 31,
                                                        2006         2005         2004       2003(A)         2002(B)
                                                       Class        Class        Class
                                                         D            D            D        Class D         Class D
                                                       -----        -----        -----         -----           -----
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                 8.62         6.43         5.88          3.78            3.82
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment loss(c)                               (0.16)       (0.18)       (0.16)        (0.07)          (0.01)
  Net realized and unrealized gain (loss) on
  investments, futures contracts and written options    1.19         2.37         0.71          2.17           (0.03)
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations                        1.03         2.19         0.55          2.10           (0.04)
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net realized gains                              (0.50)          --           --            --              --
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                       9.15         8.62         6.43          5.88            3.78
-----------------------------------------------------------------------------------------------------------------------
Total return (%)(d)(e)                                 11.90        34.06         9.35         55.56(f)        (1.05)(f)
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Operating expenses (%)(g)                               2.20         2.60         2.65          2.65(h)         2.51(h)
Interest expenses (%)                                     --(i)        --           --            --              --
Expenses (%)(g)                                         2.20         2.60         2.65          2.65(h)         2.51(h)
Net investment loss (%)(g)                             (1.72)       (2.30)       (2.31)        (2.13)(h)       (2.10)(h)
Waiver/Reimbursement (%)                                  --(i)      0.06         0.77          4.00(h)         1.24(h)
Portfolio turnover rate (%)                              350          328          488           523(f)          512
Net assets, end of period (000's) ($)                     26           22           21            15               1


 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.



 (d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.





 (e) Had the investment advisor and/or transfer agent not reimbursed a portion of expenses, total return would have been reduced.



 (f) Not annualized.



 (g) The benefits derived from custody credits had an impact of less than 0.01%.



 (h) Annualized.



 (i) Rounds to less than 0.01%.


                                                                            ----
                                                                              29

APPENDIX A

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION



The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class A, B, C and D shares of the Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratios used for the Fund, which are the same as those stated in the Annual Fund Operating Expenses tables, are presented in the charts, and are net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables shown below reflect the maximum initial sales charge for Class A shares but do not reflect any contingent deferred sales charges which may be payable on redemption. If contingent deferred sales charges were reflected, the "Hypothetical Year-End Balance After Fees and Expenses" amounts shown would be lower and the "Annual Fees and Expenses" amounts shown would be higher.





CLASS A SHARES



  MAXIMUM SALES CHARGE  INITIAL HYPOTHETICAL INVESTMENT AMOUNT  ASSUMED RATE OF RETURN
  --------------------  --------------------------------------  ----------------------
         5.75%                        $10,000.00                          5%



      CUMULATIVE RETURN                                           HYPOTHETICAL YEAR-
        BEFORE FEES &        ANNUAL         CUMULATIVE RETURN     END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES        EXPENSE RATIO   AFTER FEES & EXPENSES    FEES & EXPENSES      EXPENSES(1)
----  -----------------   -------------   ---------------------   ------------------   -------------
1           5.00%               1.46%              -2.41%(2)          $ 9,758.65         $  715.04
2          10.25%               1.46%               1.04%             $10,104.10         $  145.00
3          15.76%               1.46%               4.62%             $10,461.79         $  150.13
4          21.55%               1.46%               8.32%             $10,832.13         $  155.45
5          27.63%               1.46%              12.16%             $11,215.59         $  160.95
6          34.01%               1.46%              16.13%             $11,612.62         $  166.65
7          40.71%               1.46%              20.24%             $12,023.71         $  172.55
8          47.75%               1.46%              24.49%             $12,449.35         $  178.65
9          55.13%               1.46%              28.90%             $12,890.06         $  184.98
10         62.89%               1.46%              33.46%             $13,346.36         $  191.53
TOTAL GAIN AFTER FEES &
  EXPENSES                                                            $ 3,346.36
TOTAL ANNUAL FEES &
  EXPENSES                                                                               $2,220.93




 (1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.





 (2) Reflects deduction of the maximum initial sales charge.


----
 30

APPENDIX A



CLASS B SHARES



  MAXIMUM SALES CHARGE  INITIAL HYPOTHETICAL INVESTMENT AMOUNT  ASSUMED RATE OF RETURN
  --------------------  --------------------------------------  ----------------------
         0.00%                        $10,000.00                          5%



      CUMULATIVE RETURN                                           HYPOTHETICAL YEAR-
        BEFORE FEES &        ANNUAL         CUMULATIVE RETURN     END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES        EXPENSE RATIO   AFTER FEES & EXPENSES    FEES & EXPENSES      EXPENSES(1)
----  -----------------   -------------   ---------------------   ------------------   -------------
1           5.00%               2.21%             2.79%               $10,279.00         $  224.08
2          10.25%               2.21%             5.66%               $10,565.78         $  230.33
3          15.76%               2.21%             8.61%               $10,860.57         $  236.76
4          21.55%               2.21%            11.64%               $11,163.58         $  243.37
5          27.63%               2.21%            14.75%               $11,475.04         $  250.16
6          34.01%               2.21%            17.95%               $11,795.20         $  257.14
7          40.71%               2.21%            21.24%               $12,124.28         $  264.31
8          47.75%               2.21%            24.63%               $12,462.55         $  271.68
9          55.13%               1.46%            29.04%               $12,903.72         $  185.17
10         62.89%               1.46%            33.61%               $13,360.52         $  191.73
TOTAL GAIN AFTER FEES &
  EXPENSES                                                            $ 3,360.52
TOTAL ANNUAL FEES &
  EXPENSES                                                                               $2,354.73




CLASS C SHARES



  MAXIMUM SALES CHARGE  INITIAL HYPOTHETICAL INVESTMENT AMOUNT  ASSUMED RATE OF RETURN
  --------------------  --------------------------------------  ----------------------
         0.00%                        $10,000.00                          5%



      CUMULATIVE RETURN                                           HYPOTHETICAL YEAR-
        BEFORE FEES &        ANNUAL         CUMULATIVE RETURN     END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES        EXPENSE RATIO   AFTER FEES & EXPENSES    FEES & EXPENSES      EXPENSES(1)
----  -----------------   -------------   ---------------------   ------------------   -------------
1           5.00%               2.21%             2.79%               $10,279.00         $  224.08
2          10.25%               2.21%             5.66%               $10,565.78         $  230.33
3          15.76%               2.21%             8.61%               $10,860.57         $  236.76
4          21.55%               2.21%            11.64%               $11,163.58         $  243.37
5          27.63%               2.21%            14.75%               $11,475.04         $  250.16
6          34.01%               2.21%            17.95%               $11,795.20         $  257.14
7          40.71%               2.21%            21.24%               $12,124.28         $  264.31
8          47.75%               2.21%            24.63%               $12,462.55         $  271.68
9          55.13%               2.21%            28.10%               $12,810.26         $  279.26
10         62.89%               2.21%            31.68%               $13,167.66         $  287.06
TOTAL GAIN AFTER FEES &
EXPENSES                                                              $ 3,167.66
TOTAL ANNUAL FEES &
  EXPENSES                                                                               $2,544.15




 (1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.



                                                                            ----
                                                                              31

APPENDIX A



CLASS D SHARES



  MAXIMUM SALES CHARGE  INITIAL HYPOTHETICAL INVESTMENT AMOUNT  ASSUMED RATE OF RETURN
  --------------------  --------------------------------------  ----------------------
         0.00%                        $10,000.00                          5%



      CUMULATIVE RETURN                                           HYPOTHETICAL YEAR-
        BEFORE FEES &        ANNUAL         CUMULATIVE RETURN     END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES        EXPENSE RATIO   AFTER FEES & EXPENSES    FEES & EXPENSES      EXPENSES(1)
----  -----------------   -------------   ---------------------   ------------------   -------------
1           5.00%               2.21%             2.79%               $10,279.00         $  224.08
2          10.25%               2.21%             5.66%               $10,565.78         $  230.33
3          15.76%               2.21%             8.61%               $10,860.57         $  236.76
4          21.55%               2.21%            11.64%               $11,163.58         $  243.37
5          27.63%               2.21%            14.75%               $11,475.04         $  250.16
6          34.01%               2.21%            17.95%               $11,795.20         $  257.14
7          40.71%               2.21%            21.24%               $12,124.28         $  264.31
8          47.75%               2.21%            24.63%               $12,462.55         $  271.68
9          55.13%               2.21%            28.10%               $12,810.26         $  279.26
10         62.89%               2.21%            31.68%               $13,167.66         $  287.06
TOTAL GAIN AFTER FEES &
  EXPENSES                                                            $ 3,167.66
TOTAL ANNUAL FEES &
  EXPENSES                                                                               $2,544.15




 (1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.



----
 32

NOTES

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                                                                            ----
                                                                              33

NOTES

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----
 34

NOTES

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                                                                            ----
                                                                              35

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.



The Statement of Additional Information includes a description of the Fund's policies with respect to disclosure of its portfolio holdings.





You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's transfer agent or visiting the Fund's website at:





Columbia Management Services, Inc.



P.O. Box 8081



Boston, MA 02266-8081



1-800-345-6611

www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund, including the Statement of Additional Information, by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:



Columbia Funds Series Trust I: 811-04367


- Columbia Technology Fund (formerly Columbia Technology Fund, Inc.)

--------------------------------------------------------------------------------

(ColumbiaFunds Logo)
A Member of Columbia Management Group



(C)2007 Columbia Management Distributors, Inc.



One Financial Center, Boston, MA 02111-2621                   INT-36/115542-1206







COLUMBIA TECHNOLOGY FUND                   Prospectus, January 1, 2007


CLASS Z SHARES

Advised by Columbia Management Advisors, LLC

--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   5
Your Expenses........................................   6

YOUR ACCOUNT                                            8
---------------------------------------------------------
How to Buy Shares....................................   8
Eligible Investors...................................   8
Sales Charges........................................  10
How to Exchange Shares...............................  11
How to Sell Shares...................................  11
Fund Policy on Trading of Fund Shares................  12
Financial Intermediary Payments......................  14
Other Information About Your Account.................  15


MANAGING THE FUND                                      19
---------------------------------------------------------
Investment Advisor...................................  19
Portfolio Manager....................................  19
Legal Proceedings....................................  19


FINANCIAL HIGHLIGHTS                                   22
---------------------------------------------------------

APPENDIX A                                             23
---------------------------------------------------------


Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee

  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks capital appreciation by investing, under normal market conditions, at least 80% of its total net assets (plus any borrowings for investment purposes) in stocks of technology companies that may benefit from technological improvements, advancements or developments.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The technology companies in which the Fund invests include those that the Fund's investment advisor believes have or will develop products, processes or services that will provide significant technological improvements, advances or developments, as well as those expected to benefit from their extensive reliance on technology in connection with their operations and services.

The Fund may invest in companies from the biotechnology, cable and network broadcasting, communications, computer hardware, computer services and software, consumer electronics, defense, medical devices, pharmaceutical and semiconductor industries, among others. The Fund may invest in companies in all stages of corporate development, ranging from new companies developing a promising technology or scientific advancement to established companies with a record of producing breakthrough products and technologies from research and development efforts.

The Fund will invest in companies of all sizes, and expects to invest a significant percentage of its assets in small- and mid-cap companies.

The Fund may also invest in securities convertible into or exercisable for stock (including preferred stock, warrants and debentures), and certain options and financial futures contracts ("derivatives"). The Fund may also invest in foreign securities, including American Depositary Receipts.

At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.



In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques that are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as noted otherwise, approval by the Fund's shareholders is not required to modify or change the Fund's investment strategies.



As part of its investment strategy, the Fund may buy and sell securities frequently. Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains (which are taxable at higher rates than long-term capital gains). Frequent trading may also result in higher brokerage commissions and other transaction costs and additional tax liability, which could reduce the Fund's returns.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

----
 2

THE FUND

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Because the Fund concentrates in technology stocks, it is subject to sector risk and its share price will likely be subject to more volatility than the overall stock market. The risks of investing only in technology-related stocks may be greater than investing in other market sectors or in a more diversified portfolio because of:

- Competitive pressures among technology companies that result in aggressive pricing of their products or services

- Short product cycles due to an accelerated rate of technological developments

- Varying investor enthusiasm for technology and technology-related stocks

Additionally, the prices of technology stocks will likely fluctuate more than non-technology stocks because technology companies are affected by scientific and technological developments and advancements and, for biotechnology companies in particular, may be subject to government regulation, including approval of their products. Technology companies may also be subject to greater business risks and, accordingly, may be more sensitive to changes in economic conditions. Many technology companies are currently operating at a loss and may never be profitable. In addition, the share price of technology stocks may be more sensitive to companies' disappointing quarterly or annual earnings results, such as lower sales or profits than originally projected.

Small- or mid-cap companies may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stocks.

Foreign equity securities, which are generally denominated in foreign currencies, involve risks not typically associated with investing in domestic securities. Foreign securities may be subject to foreign taxes that would reduce their effective yield. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the unrecovered portion of any foreign withholding taxes would reduce the income the Fund receives from its foreign investments. In addition, to the extent that the securities are denominated in a foreign currency, the value of the Fund invested in foreign

                                                                            ----
                                                                               3

THE FUND

securities will fluctuate as a result of changes in the exchange rates between the U.S. dollar and the currencies in which foreign securities are denominated.

Foreign investments involve other risks, including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, and the possibility of currency exchange controls. Foreign securities may also be subject to greater fluctuations in price than domestic securities. There may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those of domestic companies.

Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security's market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company's common stockholders but after holders of any senior debt obligations of the company. Consequently, the issuer's convertible securities generally entail less risk than its common stock but more risk than its debt obligations.

The Fund may also invest in stock futures and option contracts, which are traditional types of derivatives. A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Losses (or gains) involving derivatives can sometimes be substantial. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that generally can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risk. The Fund will not use derivatives for speculative purposes or as leveraged investment that may magnify gains or losses.

As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

----
 4

THE FUND

PERFORMANCE HISTORY
--------------------------------------------------------------------------------


The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of a broad measure of market performance for one year, five years and for the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted below, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.



             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses.



              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one-year, five-year and life of the Fund periods. They include the effects of Fund expenses.



              The Fund's returns are compared to the Merrill Lynch 100 Technology Index. The Merrill Lynch 100 Technology Index is an equally weighted index of 100 leading technology stocks. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

             -------------------------------------------------------------------

CALENDAR YEAR TOTAL RETURNS (CLASS Z)


                                  (BAR CHART)

                                             85.22%     21.51%     16.76%
                       -28.97%    -38.17%
                        2001       2002       2003       2004       2005


            The Class's year-to-date total return through  For the periods shown in bar chart:
            September 30, 2006 was +3.30%.                 Best quarter: 2nd quarter 2003, +35.77%
                                                           Worst quarter: 3rd quarter 2001, -37.59%


                                                                            ----
                                                                               5

THE FUND

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2005



                                                              INCEPTION                                         LIFE OF
                                                                DATE            1 YEAR          5 YEARS         THE FUND
Class Z (%)                                                   11/9/2000
  Return Before Taxes                                                            16.76            2.91            -0.10
  Return After Taxes on Distributions                                            14.99            2.59            -0.40
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                                         11.51            2.36            -0.21
------------------------------------------------------------------------------------------------------------------------
Merrill Lynch 100 Technology Index (%)                                            5.87           -5.46           -10.90(1)


 (1) Performance information is from November 9, 2000.

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------
UNDERSTANDING EXPENSES



              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. Higher transaction costs reduce the Fund's returns.



              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions
             -------------------------------------------------------------------

----
 6

THE FUND



SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)



Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                       0.00
------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                             0.00
------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)           (1)




 (1) There is a $7.50 charge for wiring sale proceeds to your bank.


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


Management fee (%)(1)                                         0.87
------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                     0.00
------------------------------------------------------------------
Other expenses (%)(2)                                         0.34
------------------------------------------------------------------
Total annual fund operating expenses (%)(3)                   1.21




 (1) The Fund pays an investment advisory fee of 0.87%. The Fund's investment advisor has implemented a breakpoint schedule for the Fund's investment advisory fee. The investment advisory fee charged to the Fund declines as Fund assets grow and will continue to be based on a percentage of the Fund's average net assets. The breakpoint schedule for the Fund is as follows: 0.87% for assets up to $500 million; 0.82% for assets in excess of $500 million and up to $1 billion; and 0.77% for assets in excess of $1 billion.





 (2) Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.





 (3) The Fund's investment advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) will not exceed 1.65% of the Fund's assets. This arrangement may be modified or terminated by the advisor at any time.



EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $123     $384      $665      $1,466


See Appendix A for additional hypothetical investment and expense information.

                                                                            ----
                                                                               7

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with Columbia Management Services, Inc. or your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange ("NYSE"), usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees
                       for executing the purchase for you.

-----------------------------------------------------------------------------------
By check               For new accounts, send a completed application and check
(new account)          made payable to the Fund to Columbia Management Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts, fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                       Management Services, Inc., P.O. Box 8081, Boston, MA
                       02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Management Distributors, Inc.
                       for shares of the same class of the Fund at no additional
                       cost. To exchange by telephone, call 1-800-422-3737. Please see "How to Exchange Shares" for more information.
-----------------------------------------------------------------------------------
By                     wire You may purchase shares of the Fund by wiring money
                       from your bank account to your Fund account. To wire
                       funds to your Fund account, call 1-800-422-3737 for
                       wiring instructions.

-----------------------------------------------------------------------------------
By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and
                       be considered in "good form." You must set up this
                       feature prior to your telephone request. Be sure to
                       complete the appropriate section of the application.

-----------------------------------------------------------------------------------
Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of
                       the application for this feature.

-----------------------------------------------------------------------------------
Automated dollar You may purchase shares of the Fund for your account by cost averaging exchanging $100 or more each month from another fund for shares of the same class of the Fund at no additional cost. Exchanges will continue so long as your Fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling
                       1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.

-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the
                       Fund, call 1-800-345-6611.
-----------------------------------------------------------------------------------
Through the            You may sell Fund shares through the internet. You will be
internet               required to accept the terms of an online agreement and to use a password in order to make internet redemptions. The
                       transfer agent has procedures in place to authenticate
                       electronic instructions given via the internet. For more
                       information on internet transactions, or to sign up for
                       internet transactions, please call 1-800-345-6611.



ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Class Z shares of the Fund generally are available only to certain "grandfathered" shareholders and to investors holding accounts

----
 8

YOUR ACCOUNT

with intermediaries that assess account level fees for the services they provide. Please read the following section for a more detailed description of the eligibility requirements. The Eligible Investors described below are subject to different minimum initial investment requirements.



Eligibility for certain waivers, exemptions or share classes by new or existing investors may not be readily available or accessible through all intermediaries or all types of accounts offered by a broker/dealer, bank, third-party administrator or other financial institution (each commonly referred to as an "intermediary"). Accessibility of these waivers through a particular intermediary may also change at any time. If you believe you are eligible to purchase shares under a specific exemption, but are not permitted by your intermediary to do so, please contact your intermediary. You may be asked to provide information, including account statements and other records, regarding your eligibility.





Eligible Investors and their applicable investment minimums are as follows:





NO MINIMUM INITIAL INVESTMENT




- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover;





- Any omnibus group retirement plan for which an intermediary or other entity provides services and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent; and





- Health Savings Accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.





$1,000 MINIMUM INITIAL INVESTMENT




- Any individual retirement account of an Eligible Investor who would otherwise be subject to a $2,500 minimum initial investment or group retirement plan that is not held in an omnibus manner for which an intermediary or other entity provides services and is not compensated by the Fund(s) for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.





$2,500 MINIMUM INITIAL INVESTMENT




- Any client of Bank of America Corporation or a subsidiary purchasing shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;





- Any investor purchasing through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code;





- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Management Distributors, Inc.: (i) who holds Class Z shares; (ii) who held Primary A shares prior to August 22, 2005; (iii) who holds Class A shares that were obtained by exchange of Class Z shares; or
  (iv) who purchased certain no-load shares of a fund merged with a fund distributed by Columbia Management Distributors, Inc.;



                                                                            ----
                                                                               9

YOUR ACCOUNT



- Any trustee or director (or family member of a trustee or director) of any fund distributed by Columbia Management Distributors, Inc.;





- Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary;




- Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent (each investor purchasing through an intermediary must independently satisfy the $2,500 minimum investment requirement);





- Any institutional investor which is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization; which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933; and



- Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations purchasing shares for its own account, including Bank of America Corporation, its affiliates, or subsidiaries.



The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $50 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.



SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

             -------------------------------------------------------------------
CHOOSING A SHARE CLASS

              The Fund offers one class of shares in this prospectus -- CLASS Z.

              The Fund also offers four additional classes of shares -- CLASS A, B, C, and D shares are available through a separate prospectus. Each share class has its own sales charge and expense structure.



              Broker-dealers, investment advisers or financial planners selling mutual fund shares may offer their clients more than one class of shares in a fund with different pricing options. This allows you and your financial advisor to choose among different types of sales charges and different levels of ongoing operating expenses, depending on the investment programs your financial advisor offers. Investors should consider carefully any separate transactions and other fees charged by these programs in connection with investing in any available share class before selecting a share class.



              Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

              In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.

             -------------------------------------------------------------------

----
 10

YOUR ACCOUNT

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Management Distributors, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.



Certain restrictions may apply to participants in Health Savings Accounts, including the limitation that participants may exchange their shares only for shares of other funds currently enrolled in the program.





You also may exchange your shares through the internet. You will be required to accept the terms of an online agreement and to use a password in order to make internet exchanges. The transfer agent has procedures in place to authenticate electronic instructions given via the internet. For more information on internet transactions, or to sign up for internet transactions, please call 1-800-345-6611.



HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the NYSE is open.



When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.





The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 10 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.



                                                                            ----
                                                                              11

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees
                       for executing a redemption for you.

-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares of the Fund by exchanging from the Fund into Class Z shares or Class A
                       shares (only if Class Z is not offered) of another fund
                       distributed by Columbia Management Distributors, Inc. at no additional cost. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts and Health Savings Accounts. For
                       details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a
                       member firm of a national stock exchange or another eligible guarantor institution that participates in the Medallion
                       Signature Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional
                       documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual
                       retirement account owners. For details, call 1-800-345-6611.
                       Mail your letter of instruction to Columbia Management
                       Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By wire                You may sell Fund shares and request that the proceeds be
                       wired to your bank. You must set up this feature prior to
                       your request. Be sure to complete the appropriate section of the account application for this feature. Generally, the
                       value of your redemptions must be at least equal to $500 in order to have the sale proceeds wired to your bank. There is a $7.50 charge for wiring sale proceeds to your bank. (The transfer agent may waive this fee for omnibus and nominee
                       accounts.) Your bank may charge additional fees for such
                       wire transfer.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if
                       your account balance is at least $5,000. The $5,000
                       minimum account balance requirement has been waived for
                       wrap accounts. All dividend and capital gains
                       distributions must be reinvested. Be sure to complete the
                       appropriate section of the account application for this
                       feature.

-----------------------------------------------------------------------------------
By electronic You may sell shares of the Fund and request that the funds transfer proceeds be electronically transferred to your bank.

                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

-----------------------------------------------------------------------------------
Through the            You may sell Fund shares through the internet. You will be
internet               required to accept the terms of an online agreement and to use a password in order to make internet redemptions. The
                       transfer agent has procedures in place to authenticate
                       electronic instructions given via the internet. For more
                       information on internet transactions, or to sign up for
                       internet transactions, please call 1-800-345-6611.



FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------


The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.



The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts,

----
 12

YOUR ACCOUNT



the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.



The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain Funds impose a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.



The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Consequently, there is the risk that the Fund may not be able to do anything in response to market timing that occurs in the Fund which may result in certain shareholders being able to market time the Fund while the shareholders in the Fund bear the burden of such activities.





Certain financial intermediaries (including certain retirement plan service providers whose clients include, among others, various retirement plans sponsored by Bank of America and its affiliates for the benefit of its employees (the "Bank of America retirement service plan providers")) have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above. In particular, the Bank of America retirement service plan provider permits the reinstatement of future purchase orders for shares of the Fund following various suspension periods.





The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.



                                                                            ----
                                                                              13

YOUR ACCOUNT



FINANCIAL INTERMEDIARY PAYMENTS


--------------------------------------------------------------------------------


The Funds' distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Funds' distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Funds' distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Funds' distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.02% and 0.10% (between 0.03% and 0.12% in the case of the money market funds) on an annual basis for payments based on average net assets of the Funds attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds (other than the money market funds) attributable to the financial intermediary. The Funds' distributor or its affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund.





Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.40% of the total Fund assets for Class Z shares in the program on an annual basis. As of September 1, 2005, the Trust's Board has authorized the Funds to pay up to 0.11% of total fund assets on an annual basis. The amounts in excess of that paid by a Fund will be borne by the Fund's distributor or its affiliates.





The Funds' distributor or its affiliates may make other payments or allow promotional incentives to financial intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.





Amounts paid by the Funds' distributor or its affiliates are paid out of the distributor's or its affiliates' own revenue and do not increase the amount paid by you or your Fund. You can find further details about the payments made by the Funds' distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Funds' distributor or its affiliates has agreed to make marketing support payments in your Fund's Statement of Additional Information, which can be obtained at www.columbiafunds.com or by calling 1-800-345-6611. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Funds' distributor and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial


----
 14

YOUR ACCOUNT



incentive for recommending a particular Fund or share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.



OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund may hold securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.



AUTOMATIC SALE OF YOUR SHARES The Fund will automatically sell your shares if the value of your account (treating each Fund account you own separately from any other Fund account you may own) falls below $250. Contingent deferred sales charges will not be applied to shares automatically sold by the Fund. If your shares are sold, the transfer agent will remit the balance of your account to you. The transfer agent will send you written notification at least 30 days in advance of any such automatic sale, which will provide details on how you can add money to your account in order to avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia fund in which you hold shares, or establishing an automatic investment plan. Please contact the transfer agent, review the website at www.columbiafunds.com, call 1-800-345-6611 or contact your investment professional for more information. The automatic sale of shares of accounts valued at less than $250 will take place in the second quarter of each calendar year.



                                                                            ----
                                                                              15

YOUR ACCOUNT



The Fund may also sell your shares if a financial institution or intermediary instructs the Fund to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the Investment Company Act of 1940 (the "ICA").





MINIMUM ACCOUNT BALANCE FEE Beginning in the second quarter of 2007, if the value of your account (treating each Fund account you own separately from any other Fund account you may own) falls below the minimum initial investment applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Contingent deferred sales charges will not be applied to shares automatically sold by the Fund. The Fund reserves the right to lower the account size trigger point for the minimum balance fee in any year for any class of shares when the Fund believes it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons. The transfer agent will reduce the expenses paid by your Fund for transfer agency services by the amount it collects from assessment of this fee. If your Fund has no transfer agency expenses against which to offset the amount collected through assessment of this fee, the transfer agent will pay such amount directly to your Fund. The transfer agent will send you written notification in advance of the imposition of any such fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia fund in which you hold shares, or establishing an automatic investment plan. Please contact the transfer agent, review the website at www.columbiafunds.com, call 1-800-345-6611 or contact your investment professional for more information.





EXCEPTIONS TO THE AUTOMATIC SALE OF YOUR SHARES AND THE MINIMUM ACCOUNT BALANCE FEE The automatic sale of shares of accounts valued at less than $250 and the minimum account balance fee described above do not apply to shareholders holding their shares through broker-dealer networked accounts, wrap fee and omnibus accounts, accounts with active automatic investment plans or payroll deduction plans, accounts that were created by the automatic conversion of Class B shares to Class A shares, accounts that were created by the automatic conversion of Class G shares to Class T shares, certain qualified retirement plans or Health Savings Accounts. The automatic sale of shares of accounts valued at less than $250 does not apply to individual retirement plans.



SHARE CERTIFICATES Share certificates are not available for Class Z shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.

-----------------------------------------------------------------------------------
Capital                gains Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net
                       short-term capital gains, which are gains on sales of
                       securities held for a 12-month period or less.


----
 16

YOUR ACCOUNT

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

             -------------------------------------------------------------------

DISTRIBUTION OPTIONS The Fund distributes any dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

  - send the check to your address of record - send the check to a third party address - transfer the money to your bank via electronic funds transfer



Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.





TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account or a Health Savings Account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions may also be subject to state and local income taxes.





The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.





In general, any distributions of dividends, interest and short-term capital gains (determined by how long the Fund held the investments that generated them) are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax in taxable years beginning before January 1, 2011. Properly designated distributions of long-term capital gains (determined by how long the Fund held the investments that generated them) are generally taxable as such, regardless of how long you have held your Fund shares. Long-term capital gain rates have been temporarily reduced -- in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets -- for taxable years beginning before January 1, 2011. Distributions are taxable to you even if they are paid from


                                                                            ----
                                                                              17

YOUR ACCOUNT



income or gains earned by the Fund before your investment (and thus were included in the price you paid). You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.





In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.



----
 18

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------


Columbia Management Advisors, LLC ("Columbia Advisors"), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Advisors is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Advisors runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Advisors is a direct, wholly owned subsidiary of Columbia Management Group, LLC ("CMG"), which in turn is a direct, wholly owned subsidiary of Bank of America, which in turn is a wholly owned banking subsidiary of Bank of America Corporation, a financial services holding company organized as a Delaware corporation. Columbia Advisors, a registered investment advisor, has been an investment advisor since 1995.



On September 30, 2005, Columbia Management Advisors, Inc. ("Columbia Management") merged into Columbia Advisors (which prior to September 30, 2005 had been known as Banc of America Capital Management, LLC). Before September 30, 2005, Columbia Management was the investment advisor to the Fund. As a result of the merger, Columbia Advisors is now the investment advisor to the Fund.



For the 2006 fiscal year, aggregate advisory fees paid to Columbia Advisors and/or Columbia Management by the Fund, not including pricing and bookkeeping and other fees paid to Columbia Advisors and/or Columbia Management by the Fund, amounted to 0.87% of average daily net assets of the Fund. A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is included in the Fund's semi-annual report to shareholders for the fiscal year ended February 28, 2006.





PORTFOLIO MANAGER


--------------------------------------------------------------------------------


WAYNE M. COLLETTE, a vice president of Columbia Advisors, is the manager for the Fund and has managed or co-managed the Fund since June, 2002. Mr. Collette has been associated with Columbia Advisors or its predecessors since 2001. Prior to joining, Mr. Collette was an associate portfolio manager with Neuberger Berman from 1999 to 2001.




The Statement of Additional Information provides additional information about the manager's compensation, other accounts managed and ownership of securities in the Fund.



LEGAL PROCEEDINGS
--------------------------------------------------------------------------------


On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March, 2004.





Under the terms of the SEC Order, the Columbia Group agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud


                                                                            ----
                                                                              19

MANAGING THE FUND



provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.





Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has released the proposed plan of distribution for public notice and comment but has not yet approved a final plan of distribution.





As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.





A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.





In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.





On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.





On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA along with related claims under
Section 48(a) of the ICA were not dismissed.





On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from


----
 20

MANAGING THE FUND



contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.





On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.





In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005 naming the Columbia Funds as nominal defendants. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal to the United States Court of Appeals for the First Circuit on December 30, 2005; this appeal is currently pending. The parties have advised the appellate court that they are engaged in settlement discussions and the court has, accordingly, deferred the briefing schedule for the appeal. The settlement has not yet been finalized. Any settlement ultimately agreed by the parties will be subject to court approval.





This matter is ongoing. Accordingly, no estimate can be made of the financial impact, if any, of this litigation on any fund.



                                                                            ----
                                                                              21

FINANCIAL HIGHLIGHTS



The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the Fund's last six fiscal periods, which run from September 1 to August 31, unless otherwise indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report containing those financial statements by calling 1-800-345-6611.



THE FUND


                                                               YEAR ENDED                    PERIOD ENDED         YEAR ENDED
                                                               AUGUST 31,                     AUGUST 31,         DECEMBER 31,
                                                            2006       2005       2004         2003(a)       2002(b)       2001
                                                           Class Z    Class Z    Class Z      Class Z        Class Z      Class Z
                                                           ------     ------     ------         ------       ------       ------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                      8.86       6.55       5.93           3.79         6.13         8.63
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income loss                                (0.07)(c)  (0.10)(c)  (0.09)(c)      (0.04)(c)    (0.06)(c)    (0.08)
  Net realized and unrealized gain (loss) on
  investments, futures contracts and written options         1.22       2.41       0.71           2.18        (2.28)       (2.42)
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                             1.15       2.31       0.62           2.14        (2.34)       (2.50)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
  From net investment income                                (0.58)        --         --             --           --           --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                            9.43       8.86       6.55           5.93         3.79         6.13
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(d)(e)                                      13.01      35.27      10.46          56.46(f)    (38.17)      (28.97)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Operating expenses (%)(g)                                    1.20       1.60       1.65           1.65(h)      1.65         1.69
Interest expense (%)                                         --(i)        --         --             --           --           --
Expenses (%)(g)                                              1.20       1.60       1.65           1.65(h)      1.65         1.69
Net investment loss (%)(g)                                  (0.71)     (1.29)     (1.30)         (1.19)(h)    (1.24)       (1.26)
Waiver/Reimbursement (%)                                     --(i)      0.06       0.53           2.73(h)      1.33         1.13
Portfolio turnover rate (%)                                   350        328        488            523(f)       512          413
Net assets, end of period (000's) ($)                      70,767     40,947     30,268         19,663        8,055       10,385


 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) On November 1, 2002, the existing shares were redesignated Class Z shares.



 (c) Per share data was calculated using average shares outstanding during the period.





 (d) Total return at net asset value assuming all distributions reinvested.




 (e) Had the investment advisor and/or transfer agent not waived or reimbursed a portion of expenses, total return would have been reduced.




 (f) Not annualized.




 (g) The benefits derived from custody credits had an impact of less than 0.01%.




 (h) Annualized.




 (i) Rounds to less than 0.01%.


----
 22

APPENDIX A

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION



The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The chart shows the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart, and is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower.



CLASS Z SHARES


  MAXIMUM SALES CHARGE   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
  --------------------   --------------------------------------   ----------------------
         0.00%                         $10,000.00                           5%



      CUMULATIVE RETURN                                           HYPOTHETICAL YEAR-
        BEFORE FEES &        ANNUAL         CUMULATIVE RETURN     END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES        EXPENSE RATIO   AFTER FEES & EXPENSES    FEES & EXPENSES      EXPENSES(1)
----  -----------------   -------------   ---------------------   ------------------   -------------

1           5.00%             1.21%               3.79%               $10,379.00         $  123.29
2          10.25%             1.21%               7.72%               $10,772.36         $  127.97
3          15.76%             1.21%              11.81%               $11,180.64         $  132.82
4          21.55%             1.21%              16.04%               $11,604.38         $  137.85
5          27.63%             1.21%              20.44%               $12,044.19         $  143.07
6          34.01%             1.21%              25.01%               $12,500.66         $  148.50
7          40.71%             1.21%              29.74%               $12,974.44         $  154.12
8          47.75%             1.21%              34.66%               $13,466.17         $  159.97
9          55.13%             1.21%              39.77%               $13,976.54         $  166.03
10         62.89%             1.21%              45.06%               $14,506.25         $  172.32
TOTAL GAIN AFTER FEES &
  EXPENSES                                                            $ 4,506.25
TOTAL ANNUAL FEES &
  EXPENSES                                                                               $1,465.94




 (1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.



                                                                            ----
                                                                              23

NOTES

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 24

NOTES

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                                                                              25

NOTES

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 26

NOTES

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                                                                            ----
                                                                              27

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.



The Statement of Additional Information includes a description of the Fund's policies with respect to disclosure of its portfolio holdings.





You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's transfer agent or visiting the Fund's website at:





Columbia Management Services, Inc.



P.O. Box 8081



Boston, MA 02266-8081



1-800-345-6611

www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund, including the Statement of Additional Information, by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:



Columbia Funds Series Trust I: 811-04367



     - Columbia Technology Fund (formerly Columbia Technology Fund, Inc.)


--------------------------------------------------------------------------------

(ColumbiaFunds Logo)
A Member of Columbia Management Group



(C)2007 Columbia Management Distributors, Inc.



One Financial Center, Boston, MA 02111-2621                   INT-36/115751-1206

COLUMBIA OREGON INTERMEDIATE MUNICIPAL BOND FUND  Prospectus, January 1, 2007


CLASS A, B, C AND D* SHARES

Advised by Columbia Management Advisors, LLC


--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   3
Performance History..................................   4
Your Expenses........................................   7

YOUR ACCOUNT                                            9
---------------------------------------------------------
How to Buy Shares....................................   9
Investment Minimums..................................  10
Sales Charges........................................  10
How to Exchange Shares...............................  14
How to Sell Shares...................................  15
Fund Policy on Trading of Fund Shares................  16
Distribution and Service Fees........................  18
Other Information About Your Account.................  19

MANAGING THE FUND                                      23
---------------------------------------------------------
Investment Advisor...................................  23
Portfolio Manager....................................  23
Legal Proceedings....................................  23

FINANCIAL HIGHLIGHTS                                   26
---------------------------------------------------------

APPENDIX A                                             30
---------------------------------------------------------


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

*Effective October 13, 2003, this Fund's Class D shares were closed to new investors.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks a high level of income exempt from federal and Oregon income tax by investing at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities issued by the State of Oregon (and its political subdivisions, agencies, authorities and instrumentalities).

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Normally, the Fund will invest in Oregon municipal securities rated investment grade by a securities rating agency (rated BBB or higher by Standard and Poor's (S&P) or Baa or higher by Moody's Investors Services, Inc. (Moody's)), or, if unrated, determined by the Fund's investment advisor to be of equivalent quality. The Fund may also invest in the obligations of Puerto Rico, the U.S. Virgin Islands and Guam, the interest on which is generally exempt from state income taxes. The Fund intends to maintain an average portfolio maturity of approximately 3 to 10 years.

While the Fund attempts to invest 100% of its assets in municipal securities that are exempt from federal income tax, it may invest up to 20% of its assets in securities that pay taxable interest. In such circumstances, the Fund will invest in obligations of the U.S. Government or its agencies or instrumentalities; obligations of U.S. banks (including certificates of deposit, bankers' acceptances and letters of credit) that are members of the Federal Reserve System and that have capital surplus and undivided profits as of the date of their most recent published financial statements in excess of $100 million; commercial paper rated Prime 1 by Moody's, A-1 or better by S&P, or if not rated, issued by a company that, at the time of investment by the Fund, has an outstanding debt issue rated AA or better by S&P or Aa or better by Moody's; and repurchase agreements for any of these types of investments.

The Fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use derivatives for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses derivatives in an effort to achieve more efficiently economic exposures similar to those it could have achieved through the purchase and sale of fixed income securities. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to investments of that kind.

At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.


In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as noted otherwise, approval by the Fund's shareholders is not required to modify or change the Fund's investment strategies.


----
 2

THE FUND

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Tax-exempt bonds are subject to special risks. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some of these bonds taxable. Bonds that are backed by the issuer's taxing authority, known as general obligation bonds, may depend for payment on legislative appropriation and/or aid from other governments. These bonds may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. Other tax-exempt bonds, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue sources. These bonds are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or the private company backing the project, rather than to the credit of the state or local government issuer of the bonds. In addition, the Fund's concentration in Oregon tax-exempt bonds may cause it to be exposed to risks that do not apply to other bond funds, such as:

- Low trading volumes for Oregon municipal bonds

- Unfavorable economic conditions in Oregon

- Legal and legislative changes affecting the ability of Oregon municipalities to issue bonds

Credit risk is the possibility that changes in the obligated entity's financial condition, changes in general economic conditions, or changes in economic conditions that affect the obligated entity, may impact the obligated entity's actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and, in some cases, a decrease in income. Bonds that are backed by an issuer's taxing authority, including general obligation bonds, may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. These bonds may depend for payment on legislative appropriation and/or aid from other governments. Other municipal bonds, known as revenue obligations, are payable from revenues earned by a particular project or other revenue source. Some revenue obligations are backed by private companies, some are asset-backed securities, such as bonds backed by mortgage payments, and some are for municipally owned utilities, such as water or sewer systems. Revenue obligations are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project, assets, or private company backing the project, rather than to the taxing power of the state or local government issuer of the bonds.

Municipal Market Risk and Single-State Focus: A state's municipal market may be volatile and can be significantly affected by adverse tax, legislative, demographic or political changes, as well as changes in the financial or economic condition of the state that issues municipal securities. Municipal issues in the state will be affected by these factors, which will, in turn, affect the value of the Fund's investments. Because the Fund invests primarily in municipal securities of a particular state, the value of the Fund's shares may be more volatile than the value of shares of funds that invest in securities of issuers in a number of different states.

                                                                            ----

THE FUND

Political risk means that a significant or potential change in tax laws affecting municipal bonds or federal income tax rates could impact municipal bond demand and cause their prices to fall.

As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

If you are subject to the federal alternative minimum tax, you should be aware that up to 10% of the Fund's net assets may be invested in debt securities, the interest on which is subject to the alternative minimum tax.

Inflation risk is a risk to investors who invest in fixed income instruments, such as bond or money market funds, because there is a chance that the returns on these instruments may not keep pace with inflation. Inflation represents the rising cost of goods and services over time.

Reinvestment risk is the risk that income from the Fund's debt securities will decline if and when the Fund invests the proceeds from matured, traded or called securities at market interest rates that are below the current earnings rate of the Fund's portfolio.


Derivatives involve special risks and may result in losses. The Fund may enter into a number of derivative strategies, including those that employ futures and options, swap contracts and inverse floaters to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an interest in an opposite position. Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund or that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B, C and D shares, including sales charges, compare with those of a broad measure of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


----
 4

THE FUND

             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.


              The Fund's returns are compared to the Lehman Brothers General Obligation Bond Index. The Lehman Brothers General Obligation Bond Index represents average market-weighted performance of general obligation securities that have been issued in the last five years with maturities greater than one year. Unlike the Fund, the Lehman Brothers General Obligation Bond Index is not an investment, does not incur fees, expenses, or taxes and is not professionally managed.

             -------------------------------------------------------------------

CALENDAR YEAR TOTAL RETURNS (CLASS A)(1)


                                  (BAR CHART)

                        3.77%      8.36%      5.58%                10.28%      4.55%      9.12%      4.76%      3.78%      2.68%
                                                        -2.65%
                        1996       1997       1998       1999       2000       2001       2002       2003       2004       2005





            The Class's year-to-date total return through  For the periods shown in bar chart:
            September 30, 2006 was +2.68%.                 Best quarter: 3rd quarter 2002, 4.79%
                                                           Worst quarter: 2nd quarter 2004, -2.13%


 (1) Class A is a newer class of shares. Its performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and Class Z shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class A shares were initially offered on November 1, 2002, and Class Z shares were initially offered on July 2, 1984.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The return after taxes on distributions and sale of fund shares at a capital loss may be higher than the return before taxes due to the resulting tax benefit from the capital loss on the after-tax return calculation.

                                                                            ----

THE FUND


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2005



                                                                                        5                10
                                                                     1 YEAR          YEARS(1)         YEARS(1)
Class A (%)
  Return Before Taxes                                                 -2.20            3.95             4.45
  Return After Taxes on Distributions                                 -2.20            3.84             4.35
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                              -0.18            3.93             4.40
--------------------------------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes                                                 -1.05            4.46             4.71
  Return After Taxes on Distributions                                 -1.05            4.35             4.61
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                               0.36            4.32             4.61
--------------------------------------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes                                                  1.28            4.62             4.80
  Return After Taxes on Distributions                                  1.28            4.52             4.69
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                               2.00            4.49             4.70
--------------------------------------------------------------------------------------------------------------
Class D (%)
  Return Before Taxes                                                  1.28            4.49             4.73
  Return After Taxes on Distributions                                  1.28            4.39             4.63
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                               1.99            4.38             4.64
--------------------------------------------------------------------------------------------------------------
Lehman Brothers General Obligation Bond Index (%)                      2.85            5.31             5.58



 (1) Class A, Class B and Class D are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to their inception. The returns for Class C include the returns of Class B prior to October 13, 2003, the date on which Class C was initially offered by the Fund. The returns shown for Class C also include the performance of Class Z prior to the inception of Class B (November 1, 2002). These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class C shares were initially offered on October 13, 2003, Class A, B and D shares were initially offered on November 1, 2002, and Class Z shares were initially offered on July 2, 1984.


----
 6

THE FUND

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------

              UNDERSTANDING EXPENSES

              SALES CHARGES are paid directly by shareholders to Columbia Management Distributors, Inc., the Fund's distributor.


              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time to time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. Higher transaction costs reduce the Fund's returns.


              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table, but does reflect the waiver of the initial sales charge for Class D shares. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions

              - Class B shares convert to Class A shares after eight years
             -------------------------------------------------------------------


SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)



                                                               CLASS A         CLASS B         CLASS C         CLASS D
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                         3.25            0.00            0.00            1.00(1)
----------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                               1.00(2)         3.00            1.00            1.00
----------------------------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)             (3)             (3)             (3)             (3)



 (1) The Fund's advisor has agreed to waive indefinitely the front end sales charge for purchases of Class D shares by existing Class D shareholders.



 (2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 12 months of purchase.



 (3) There is a $7.50 charge for wiring sale proceeds to your bank.


                                                                            ----

THE FUND


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)



                                                             CLASS A            CLASS B            CLASS C            CLASS D
Management fee (%)                                             0.50               0.50               0.50               0.50
------------------------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                      0.25(1)            1.00               1.00(2)            1.00(2)
------------------------------------------------------------------------------------------------------------------------------
Other expenses (%)                                             0.14               0.14               0.14               0.14
------------------------------------------------------------------------------------------------------------------------------
Total annual fund operating expenses (%)                       0.89               1.64               1.64(2)            1.64(2)





 (1) The Fund may pay distribution and service (12b-1) fees up to a maximum of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.25% for shareholder liaison services and up to 0.10% for distribution services), but will limit such fees to an aggregate fee of not more than 0.25% during the current fiscal year.



 (2) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C and Class D shares. If this waiver were reflected in the table, the 12b-1 fee for Class C and Class D shares would be 0.65% and 0.65%, respectively, and the total annual fund operating expenses for Class C and Class D shares would be 1.29% and 1.29%, respectively. This arrangement may be modified or terminated at any time.


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


CLASS                                                            1 YEAR         3 YEARS         5 YEARS         10 YEARS
Class A:                                                          $413           $600            $802            $1,385
------------------------------------------------------------------------------------------------------------------------
Class B:  did not sell your shares                                $167           $517            $892            $1,743
          sold all your shares at
          the end of the period                                   $467           $717            $892            $1,743
------------------------------------------------------------------------------------------------------------------------
Class C:  did not sell your shares                                $167           $517            $892            $1,944
          sold all your shares at
          the end of the period                                   $267           $517            $892            $1,944
------------------------------------------------------------------------------------------------------------------------
Class D:  did not sell your shares                                $167           $517            $892            $1,944
          sold all your shares at
          the end of the period                                   $267           $517            $892            $1,944


See Appendix A for additional hypothetical investment and expense information.

----
 8

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example,"good form" may mean that you have properly placed your order with your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

Notice to Fund Shareholders: Class D shares are closed to new investors and new accounts. The Fund now offers Class C shares, which are subject to the same service and distribution fees and sales charges as Class D shares except Class C shares are not subject to a front-end sales charge. The Fund's advisor has agreed to waive indefinitely the front-end sales charge for purchases of Class D shares by existing Class D investors. For more information on expenses and sales charges for Class C shares and Class D shares, see "Your Expenses" and "Sales Charges."

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for
                       executing the purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts send a completed application and check made
(new account)          payable to the Fund to, Columbia Management Services, Inc.,
                       P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                       Management Services, Inc., P.O. Box 8081, Boston, MA
                       02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Management Distributors, Inc.
                       for shares of the same class (and, in some cases, certain
                       other classes) of the Fund at no additional cost. An
                       exchange to another fund may incur a sales charge if the
                       original purchase was not assessed a sales charge. To
                       exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------
By wire                You may purchase shares by wiring money from your bank
                       account to your Fund account. To wire funds to your Fund
                       account, call 1-800-422-3737 for wiring instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       fund shares of the same class of the Fund at no additional cost. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-345-6611. There may be an additional sales charge if exchanging from a money market fund. Be sure to complete the appropriate section of the
                       account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares (and, in some
                       cases, certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if
                       exchanging from a money market fund. To invest your
                       dividends in the Fund, call 1-800-345-6611.
-----------------------------------------------------------------------------------
Through the            You may purchase Fund shares through the internet. You will
internet               be required to accept the terms of an online agreement and to use a password in order to make internet purchases. The transfer agent has procedures in place to authenticate
                       electronic instructions given via the internet. For more
                       information on internet transactions, or to sign up for
                       internet transactions, please call 1-800-345-6611.


                                                                            ----

YOUR ACCOUNT

INVESTMENT MINIMUMS
--------------------------------------------------------------------------------

The minimum initial investment for Class A, Class B and Class C generally is $2,500. For individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement accounts, the minimum initial investment is $1,000. For non-omnibus group retirement plans, the investment minimums are determined based on the plan's investment rather than the investment of its individual participants. For investors establishing an automatic investment plan, the minimum initial investment is $50. There is no minimum initial investment for omnibus accounts, wrap accounts or Health Savings Accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.



The minimum investment for additional purchases of Class A, Class B, Class C and Class D shares is $50 for all investors.



The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


Please see the Statement of Additional Information for more details on investment minimums.

SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge ("CDSC") when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information. The Board of Trustees has waived sales charges for Health Savings Accounts.


             -------------------------------------------------------------------

              CHOOSING A SHARE CLASS


              The Fund offers four classes of shares in this prospectus -- CLASS A, B, C and D. Class D shares are now closed to new investors and new accounts. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $50,000 or more but less than $1 million can be made only in Class A, Class C or Class D shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.


              The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a
              separate prospectus provided to eligible institutional and other investors.
             -------------------------------------------------------------------

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

----
 10

YOUR ACCOUNT

CLASS A SALES CHARGES


                                                                                                      % OF OFFERING
                                                                AS A % OF                                 PRICE
                                                                THE PUBLIC           AS A %            RETAINED BY
                                                                 OFFERING           OF YOUR             FINANCIAL
AMOUNT PURCHASED                                                  PRICE            INVESTMENT            ADVISOR
Less than $100,000                                                 3.25               3.36                3.00
-------------------------------------------------------------------------------------------------------------------
$100,000 to less than $250,000                                     2.50               2.56                2.25
-------------------------------------------------------------------------------------------------------------------
$250,000 to less than $500,000                                     2.00               2.04                1.75
-------------------------------------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                                   1.50               1.52                1.25
-------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                                 0.00               0.00                0.00



Class A shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.


For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

PURCHASES OVER $1 MILLION


AMOUNT PURCHASED                                                COMMISSION %
$1 million to less than $3 million                                  1.00
----------------------------------------------------------------------------
$3 million to less than $50 million                                 0.50
----------------------------------------------------------------------------
$50 million or more                                                 0.25



For group retirement plans, financial advisors are eligible to receive a 1.00% commission from the distributor on purchases, including those in amounts less than $1 million that are coded as commission eligible trades. Purchase amounts are aggregated among all Columbia funds for purposes of the above table.


             -------------------------------------------------------------------

              UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

              Certain investments in Class A, B, C and D shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the
              time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the
              longest.
             -------------------------------------------------------------------

                                                                            ----

YOUR ACCOUNT

REDUCED SALES CHARGES FOR LARGER INVESTMENTS

   A. What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.


RIGHTS OF ACCUMULATION The value of eligible accounts maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.


STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

   B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

   - Individual accounts

   - Joint accounts

   - Certain IRA accounts

   - Certain trusts

   - UTMA/UGMA accounts


For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father-in-law and mother-in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. An account is not eligible to the extent it holds an institutional class of shares of a Columbia money market fund or Class R shares of any Columbia fund. The value of your investment in a non-institutional class of shares of a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Non-institutional class investments in Columbia money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.


   C. How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your

----
 12

YOUR ACCOUNT

immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.

   D. How can I obtain more information about breakpoint discounts?


Certain investors, including affiliates of the Funds, broker/dealers and their affiliates, investors in wrap-fee programs, through fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Fund as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information which can be obtained at www.columbiafunds.com or by calling 1-800-345-6611.



CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Purchases up to $50,000 are allowed in Class B shares assuming the combined value of the customer's total assets in the Columbia funds does not reach $50,000. Purchases in Class B shares that bring the combined value of a customer's total assets to $50,000 or above will be rejected. A customer's total assets may include accounts for immediate family members. Group plan accounts are valued at the plan level. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission of 2.75% on sales of Class B shares.


CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   3.00
-------------------------------------------------------------------------------
Through second year                                                  3.00
-------------------------------------------------------------------------------
Through third year                                                   2.00
-------------------------------------------------------------------------------
Through fourth year                                                  1.00
-------------------------------------------------------------------------------
Through fifth year                                                   0.00
-------------------------------------------------------------------------------
Through sixth year                                                   0.00
-------------------------------------------------------------------------------
Longer than six years                                                0.00


Automatic conversion to Class A shares occurs eight years after purchase.


CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after

                                                                            ----

YOUR ACCOUNT


they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.


CLASS C SALES CHARGES

                                                                     % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                        SHARES ARE SOLD
Through first year                                                        1.00
------------------------------------------------------------------------------------
Longer than one year                                                      0.00


CLASS D SHARES Class D shares are closed to new investors. Your purchases of Class D shares are made at the public offering price for these shares. This price includes a sales charge of 1.00% (waived indefinitely), which is paid as a commission to your financial advisor on the sale of Class D shares as shown in the chart below.


CLASS D SALES CHARGES

                                            % OF OFFERING PRICE
  AS A % OF THE PUBLIC      AS A % OF      RETAINED BY FINANCIAL
     OFFERING PRICE      YOUR INVESTMENT          ADVISOR
          1.00                1.01                 1.00


Class D shares also carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC.


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class (and in some cases certain other classes) of another fund distributed by Columbia Management Distributors, Inc. at net asset value. In the case of Class D shares, you may exchange your Class D shares only for Class D shares of another fund in which you own Class D shares. Otherwise, you may exchange your Class D shares only for Class C shares. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.



Certain restrictions may apply to participants in Health Savings Accounts, including the limitation that participants may exchange their shares only for shares of other funds currently enrolled in the program.



You also may exchange your shares through the internet. You will be required to accept the terms of an online agreement and to use a password in order to make internet exchanges. The transfer agent has procedures in place to authenticate electronic instructions given via the internet. For more information on internet transactions, or to sign up for internet transactions, please call 1-800-345-6611.


----
 14

YOUR ACCOUNT

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) if applicable, you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 10 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


                                                                            ----

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund
                       distributed by Columbia Management Distributors, Inc. at no additional cost. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts and Health Savings Accounts. For
                       details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or, if
                       applicable, stock power form along with any share
                       certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures
                       must be guaranteed by either a bank, a member firm of a
                       national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program
                       for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                       1-800-345-6611.
                       Mail your letter of instruction to Columbia Management
                       Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By wire                You may sell Fund shares and request that the proceeds be
                       wired to your bank. You must set up this feature prior to
                       your request. Be sure to complete the appropriate section of the account application for this feature. Generally, the
                       value of your redemption must be at least equal to $500 in order to have the sale proceeds wired to your bank. There is a $7.50 charge for wiring sale proceeds to your bank. (The transfer agent may waive this fee for omnibus and nominee
                       accounts.) Your bank may charge additional fees for such
                       wire transfer.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum
                       account balance requirement has been waived for wrap
                       accounts. This feature is not available if you hold your
                       shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the
                       appropriate section of the account application for this
                       feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares of the Fund and request that the
funds transfer         proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
Through the            You may sell Fund shares through the internet. You will be
Internet               required to accept the terms of an online agreement and to use a password in order to make internet redemptions. The
                       transfer agent has procedures in place to authenticate
                       electronic instructions given via the internet. For more
                       information on internet transactions, or to sign up for
                       internet transactions, please call 1-800-345-6611.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.


The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts,

----
 16

YOUR ACCOUNT


the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.


The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain funds impose a redemption fee on the proceeds of fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.


The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Consequently, there is the risk that the Fund may not be able to do anything in response to market timing that occurs in the Fund, which may result in certain shareholders being able to market time the Fund while other shareholders in the Fund bear the burden of such activities.



Certain financial intermediaries (including certain retirement plan service providers whose clients include, among others, various retirement plans sponsored by Bank of America and its affiliates for the benefit of its employees (the "Bank of America retirement plan service providers")) have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above. In particular, the Bank of America retirement plan service providers permit the reinstatement of future purchase orders for shares of the Fund following various suspension periods.


The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

                                                                            ----

YOUR ACCOUNT

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

RULE 12B-1 PLAN The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B, C and D shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B, Class C and Class D shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for each of Class B, Class C and Class D shares. Distribution and service fees are paid out of the assets of these classes. The Fund's Board of Trustees limits total payments under the Rule 12b-1 plan for Class A shares to 0.25%. The Fund's distributor has voluntarily agreed to waive a portion of the Class C and Class D 12b-1 fee so that it does not exceed 0.65% annually. This arrangement may be modified or terminated by the Fund's distributor at any time. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after eight years, eliminating the distribution fee upon conversion.



FINANCIAL INTERMEDIARY PAYMENTS The Fund's distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Fund's distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.02% and 0.10% (between 0.03% and 0.12% in the case of the money market funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund (other than the money market funds) attributable to the financial intermediary. The Fund's distributor or its affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund.



Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of the total Fund assets for Class A, B and C shares in the program on an annual basis. As of September 1, 2005, the Fund's Board of Trustees has authorized the Fund to pay up to 0.11% of total fund assets on an annual basis. The amounts in excess of that paid by a Fund will be borne by the Fund's distributor or its affiliates.


----
 18

YOUR ACCOUNT


The Fund's distributor or its affiliates may make other payments or allow promotional incentives to financial intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.



Amounts paid by the Fund's distributor or its affiliates are paid out of the distributor's or its affiliates' own revenue and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Fund's distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Fund's distributor or its affiliates has agreed to make marketing support payments in the Fund's Statement of Additional Information, which can be obtained at www.columbiafunds.com or by calling 1-800-345-6611. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Fund's distributor and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular fund or share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.


AUTOMATIC SALE OF YOUR SHARES The Fund will automatically sell your shares if the value of your account (treating each Fund account you own separately from any other Fund account you may own) falls below $250. Contingent deferred sales charges will not be applied to shares automatically sold by the Fund. If your shares are sold, the transfer agent will remit the balance of your account to you. The transfer agent will send you written notification at least 30 days in advance of any such automatic sale, which will provide details on how you can add money to your account in order to avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of


                                                                            ----

YOUR ACCOUNT


another Columbia fund in which you hold shares, or establishing an automatic investment plan. Please contact the transfer agent, review the website at www.columbiafunds.com, call 1-800-345-6611 or contact your investment professional for more information. The automatic sale of shares of accounts valued at less than $250 will take place in the second quarter of each calendar year.



The Fund may also sell your shares if a financial institution or intermediary instructs the Fund to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the Insurance Company Act of 1940.



MINIMUM ACCOUNT BALANCE FEE Beginning in the second quarter of 2007, if the value of your account (treating each Fund account you own separately from any other Fund account you may own) falls below the minimum initial investment applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Contingent deferred sales charges will not be applied to shares automatically sold by the Fund. The Fund reserves the right to lower the account size trigger point for the minimum balance fee in any year for any class of shares when the Fund believes it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons. The transfer agent will reduce the expenses paid by the Fund for transfer agency services by the amount it collects from assessment of this fee. If the Fund has no transfer agency expenses against which to offset the amount collected through assessment of this fee, the transfer agent will pay such amount directly to the Fund. The transfer agent will send you written notification in advance of the imposition of any such fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia fund in which you hold shares, or establishing an automatic investment plan. Please contact the transfer agent, review the website at www.columbiafunds.com, call 1-800-345-6611 or contact your investment professional for more information.



EXCEPTIONS TO THE AUTOMATIC SALE OF YOUR SHARES AND THE MINIMUM ACCOUNT BALANCE FEE The automatic sale of shares of accounts valued at less than $250 and the minimum account balance fee described above do not apply to shareholders holding their shares through broker-dealer networked accounts, wrap fee and omnibus accounts, accounts with active automatic investment plans or payroll deduction plans, accounts that were created by the automatic conversion of Class B shares to Class A shares, accounts that were created by the automatic conversion of Class G shares to Class T shares, certain qualified retirement plans or Health Savings Accounts. The automatic sale of shares of accounts valued at less than $250 does not apply to individual retirement plans.



SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have returned them to the transfer agent.


----
 20

YOUR ACCOUNT

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

DISTRIBUTION OPTIONS The Fund declares any dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Shares begin to earn dividends on the date on which a purchase order is settled by payment. Shares stop earning dividends at the close of business on the day before the date on which a redemption order is settled. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.


                                                                            ----

YOUR ACCOUNT


TAX CONSEQUENCES The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.



For federal income tax purposes, distributions of investment income by the Fund, whether in cash or additional securities, will ordinarily constitute tax-exempt income. Fund distributions designated as "exempt-interest dividends" are not generally subject to federal income tax, but may be subject to state and local taxes. In addition, an investment in the Fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders. If you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the Fund may have on the federal taxation of your benefits. Distributions of the Fund's income other than exempt-interest dividends generally will be taxable as ordinary income, except that any distributions of net capital gains will be taxable as capital gains. The Fund may also invest a portion of its assets in securities that generate income subject to federal and state taxes.



Generally, gains realized by the Fund on the sale or exchange of investments, the income from which is tax-exempt, will be taxable to shareholders. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends ("Capital Gain Dividends") will be taxable as long-term capital gains. Long-term capital gain rates have been temporarily reduced -- in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets -- for taxable years beginning before January 1, 2011. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. For the taxable years beginning before January 1, 2011, distributions of investment income designated by the Fund as derived from "qualified dividend income" are taxed at the rates applicable to long-term capital gain; but it is not expected that a significant portion of the Fund's distributions will constitute qualified dividend income. Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price the shareholder paid). In addition, an investment in the Fund may result in liability for federal alternative minimum tax for both individuals and corporate shareholders.


You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

----
 22

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, LLC ("Columbia Advisors"), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Advisors is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Advisors runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Advisors is a direct, wholly owned subsidiary of Columbia Management Group, LLC ("CMG"), which in turn is a direct, wholly owned subsidiary of Bank of America, which in turn is a wholly owned banking subsidiary of Bank of America Corporation, a financial services holding company organized as a Delaware corporation. Columbia Advisors, a registered investment advisor, has been an investment advisor since 1995.


On September 30, 2005, Columbia Management Advisors, Inc. ("Columbia Management") merged into Columbia Advisors (which prior to September 30, 2005 had been known as Banc of America Capital Management, LLC). Before September 30, 2005, Columbia Management was the investment advisor to the Fund. As a result of the merger, Columbia Advisors is now the investment advisor to the Fund.


For the 2006 fiscal year, aggregate advisory fees paid to Columbia Advisors and/or Columbia Management by the Fund, not including pricing and bookkeeping and other fees paid to Columbia Advisors and/or Columbia Management by the Fund, amounted to 0.50% of average daily net assets of the Fund.



A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is included in the Fund's semi-annual report to shareholders for the period ended February 28, 2006.


PORTFOLIO MANAGER
--------------------------------------------------------------------------------

BRIAN M. MCGREEVY, a vice president of Columbia Advisors, is the portfolio manager for the Fund and is responsible for implementing and maintaining the investment themes and strategies of the Fund. Mr. McGreevy has managed the Fund since December, 2003. Mr. McGreevy has been with Columbia Advisors or its predecessor organizations since December, 1994.


The Statement of Additional Information provides additional information about the manager's compensation, other accounts managed and ownership of securities in the Fund.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.


                                                                            ----

MANAGING THE FUND


Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.



Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has released the proposed plan of distribution for public notice and comment but has not yet approved a final plan of distribution.



As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.



A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.



In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.



On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.



On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.


----
 24

MANAGING THE FUND


On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.



On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.



In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005 naming the Columbia Funds as nominal defendants. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal to the United States Court of Appeals for the First Circuit on December 30, 2005; this appeal is currently pending. The parties have advised the appellate court that they are engaged in settlement discussions and the court has, accordingly, deferred the briefing schedule for the appeal. The settlement has not yet been finalized. Any settlement ultimately agreed by the parties will be subject to court approval.



This matter is ongoing. Accordingly, no estimate can be made of the financial impact, if any, of this litigation on any fund.


                                                                            ----

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's fiscal periods which run from September 1 to August 31, unless otherwise indicated, since the inception of the applicable share class. Certain information reflects financial results for a single Class A, B, C or D share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report containing those financial statements by calling 1-800-426-3750.

THE FUND


                                                                                          PERIOD ENDED       PERIOD ENDED
                                                       YEAR ENDED AUGUST 31,               AUGUST 31,        DECEMBER 31,
                                                 2006          2005          2004           2003(a)            2002(b)
                                                Class A       Class A       Class A         Class A            Class A
                                                -------       -------       -------         -------            -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                          12.45         12.45         12.25           12.50              12.52
-------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(c)                        0.45          0.46          0.46            0.29               0.08
  Net realized and unrealized gain (loss) on
  investments                                    (0.20)         0.03          0.34           (0.22)              0.07
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  0.25          0.49          0.80            0.07               0.15
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
($):
  From net investment income                     (0.46)        (0.45)        (0.46)          (0.31)             (0.08)
  From net realized gains                           --         (0.04)        (0.14)          (0.01)             (0.09)
-------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders     (0.46)        (0.49)        (0.60)          (0.32)             (0.17)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                12.24         12.45         12.45           12.25              12.50
-------------------------------------------------------------------------------------------------------------------------
Total return (%)(d)                               2.05(e)       4.05          6.68            0.56(f)            1.19(f)
-------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
DATA:
Expenses (%)(g)                                   0.89          0.89          0.92            1.16(h)            0.92(h)
Net investment income (%)(g)                      3.72          3.71          3.73            3.52(h)            4.11(h)
Waiver/Reimbursement (%)                            --(i)         --            --              --                 --
Portfolio turnover rate (%)                          2             9            11              10(f)              21(f)
Net assets, end of period (000's) ($)            6,507         4,300         3,680           2,138                477


 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.


 (e) Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.



 (f) Not annualized.



 (g) The benefits derived from custody credits had an impact of less than 0.01%.



 (h) Annualized.



 (i) Rounds to less than 0.01%.


----
 26

FINANCIAL HIGHLIGHTS

THE FUND


                                                                                            PERIOD ENDED       PERIOD ENDED
                                                         YEAR ENDED AUGUST 31,               AUGUST 31,        DECEMBER 31,
                                                   2006          2005          2004           2003(a)            2002(b)
                                                  Class B       Class B       Class B         Class B            Class B
                                                  -------       -------       -------         -------            -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                            12.45         12.45         12.25           12.50              12.52
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(c)                          0.37          0.37          0.37            0.24               0.06
  Net realized and unrealized gain (loss) on
  investments                                      (0.22)         0.03          0.34           (0.23)              0.08
---------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                    0.15          0.40          0.71            0.01               0.14
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
($):
  From net investment income                       (0.36)        (0.36)        (0.37)          (0.25)             (0.07)
  From net realized gains                             --         (0.04)        (0.14)          (0.01)             (0.09)
---------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders       (0.36)        (0.40)        (0.51)          (0.26)             (0.16)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                  12.24         12.45         12.45           12.25              12.50
---------------------------------------------------------------------------------------------------------------------------
Total return (%)(d)                                 1.29(e)       3.26          5.87            0.05(f)            1.10(f)
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS SUPPLEMENTAL
DATA:
Expenses (%)(g)                                     1.64          1.64          1.68            1.86(h)            1.67(h)
Net investment income (%)(g)                        3.00          2.96          2.97            2.83(h)            3.36(h)
Waiver/Reimbursement (%)                              --(i)         --            --              --                 --
Portfolio turnover rate (%)                            2             9            11              10(f)              21(f)
Net assets, end of period (000's) ($)                913         1,226         1,190             999                373


 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.


 (e) Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.



 (f) Not annualized.



 (g) The benefits derived from custody credits had an impact of less than 0.01%.



 (h) Annualized.



 (i) Rounds to less than 0.01%.


                                                                            ----

FINANCIAL HIGHLIGHTS

THE FUND


                                                                                                  PERIOD ENDED
                                                                  YEAR ENDED AUGUST 31,            AUGUST 31,
                                                                  2006             2005              2004(a)
                                                                Class C          Class C            Class C
                                                                -------          -------            -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                          12.45            12.45               12.42
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(b)                                        0.41             0.41                0.36
  Net realized and unrealized gain (loss) on investments         (0.21)            0.03                0.18
--------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                  0.20             0.44                0.54
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
  From net investment income                                     (0.41)           (0.40)              (0.37)
  From net realized gains                                           --            (0.04)              (0.14)
--------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders                     (0.41)           (0.44)              (0.51)
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                                12.24            12.45               12.45
--------------------------------------------------------------------------------------------------------------
Total return (%)(c)(d)                                            1.64             3.64                4.41(e)
--------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (%)(f)                                                   1.29             1.29                1.30(g)
Net investment income (%)(f)                                      3.33             3.31                3.28(g)
Waiver/Reimbursement(h) (%)                                       0.35             0.35                0.35(g)
Portfolio turnover rate (%)                                          2                9                  11(e)
Net assets, end of period (000's) ($)                              616              601                 278


 (a) Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.

 (b) Per share data was calculated using average shares outstanding during the period.

 (c) Total return at net asset value assuming all distributions reinvested and contingent deferred sales charge.


 (d) Had the Distributor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.


 (e) Not annualized.


 (f) The benefits derived from custody credits had an impact of less than 0.01%.


 (g) Annualized.


 (h) Amounts represent voluntary waivers of Transfer Agent fees and service and distribution fees.


----
 28

FINANCIAL HIGHLIGHTS

THE FUND


                                                                                               PERIOD ENDED       PERIOD ENDED
                                                          YEAR ENDED AUGUST 31,                 AUGUST 31,        DECEMBER 31,
                                                    2006           2005           2004           2003(a)            2002(b)
                                                  Class D        Class D        Class D          Class D            Class D
                                                  -------        -------        -------          -------            -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                            12.45          12.45          12.25             12.50              12.52
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(c)                          0.41           0.41           0.41              0.27               0.07
  Net realized and unrealized gain (loss) on
  investments                                      (0.21)          0.03           0.34             (0.23)              0.07
------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                    0.20           0.44           0.75              0.04               0.14
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
($):
  From net investment income                       (0.41)         (0.40)         (0.41)            (0.28)             (0.07)
  From net realized gains                             --          (0.04)         (0.14)            (0.01)             (0.09)
------------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders       (0.41)         (0.44)         (0.55)            (0.29)             (0.16)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                  12.24          12.45          12.45             12.25              12.50
------------------------------------------------------------------------------------------------------------------------------
Total return %(d)(e)                                1.64           3.62           6.25              0.32(f)            1.14(f)
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
DATA:
Expenses (%)(g)                                     1.29           1.29           1.33              1.43(h)            1.32(h)
Net investment income (%)(g)                        3.34           3.31           3.34              3.30(h)            3.71(h)
Waiver/Reimbursement(i) (%)                         0.35           0.35           0.35              0.35(h)            0.35(h)
Portfolio turnover rate (%)                            2              9             11                10(f)              21(f)
Net assets, end of period (in thousands) ($)         634            764            790               700                488


 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.


 (e) Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.


 (f) Not annualized.


 (g) The benefits derived from custody credits had an impact of less than 0.01%.


 (h) Annualized.


 (i) Amounts represent voluntary waivers of Transfer Agent fees and service and distribution fees.


                                                                            ----

APPENDIX A

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class A, B, C and D shares of the Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratios used for the Fund, which are the same as those stated in the Annual Fund Operating Expenses table, are presented in the charts, and are net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables shown below reflect the maximum initial sales charge for Class A shares but do not reflect any contingent deferred sales charges which may be payable on redemption. If contingent deferred sales charges were reflected, the "Hypothetical Year-End Balance After Fees & Expenses" amounts shown would be lower and the "Annual Fees & Expenses" amounts shown would be higher.



CLASS A SHARES



  MAXIMUM SALES CHARGE   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
  --------------------   --------------------------------------   ----------------------
         3.25%                         $10,000.00                           5%



      CUMULATIVE RETURN                                           HYPOTHETICAL YEAR-
        BEFORE FEES &        ANNUAL         CUMULATIVE RETURN     END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES        EXPENSE RATIO   AFTER FEES & EXPENSES    FEES & EXPENSES      EXPENSES(1)
----  -----------------   -------------   ---------------------   ------------------   -------------
1           5.00%             0.89%               0.73%(2)            $10,072.64         $  412.88
2          10.25%             0.89%               4.87%               $10,486.63         $   91.49
3          15.76%             0.89%               9.18%               $10,917.63         $   95.25
4          21.55%             0.89%              13.66%               $11,366.34         $   99.16
5          27.63%             0.89%              18.33%               $11,833.50         $  103.24
6          34.01%             0.89%              23.20%               $12,319.86         $  107.48
7          40.71%             0.89%              28.26%               $12,826.20         $  111.90
8          47.75%             0.89%              35.53%               $13,353.36         $  116.50
9          55.13%             0.89%              39.02%               $13,902.18         $  121.29
10         62.89%             0.89%              44.74%               $14,473.56         $  126.27
TOTAL GAIN AFTER FEES
  AND EXPENSES                                                        $ 4,473.56
TOTAL ANNUAL FEES AND
  EXPENSES                                                                               $1,385.46



 (1) Annual Fees & Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.



 (2) Reflects deduction of the maximum initial sales charge.


----
 30

APPENDIX A

CLASS B SHARES


  MAXIMUM SALES CHARGE   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
  --------------------   --------------------------------------   ----------------------
         0.00%                         $10,000.00                           5%



      CUMULATIVE RETURN                                           HYPOTHETICAL YEAR-
        BEFORE FEES &        ANNUAL         CUMULATIVE RETURN     END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES        EXPENSE RATIO   AFTER FEES & EXPENSES    FEES & EXPENSES      EXPENSES(1)
----  -----------------   -------------   ---------------------   ------------------   -------------
1           5.00%             1.64%               3.36%             $    10,336.00       $  166.76
2          10.25%             1.64%               6.83%             $    10,683.29       $  172.36
3          15.76%             1.64%              10.42%             $    11,042.25       $  178.15
4          21.55%             1.64%              14.13%             $    11,413.27       $  184.14
5          27.63%             1.64%              17.97%             $    11,796.75       $  190.32
6          34.01%             1.64%              21.93%             $    12,193.12       $  196.72
7          40.71%             1.64%              26.03%             $    12,602.81       $  203.33
8          47.75%             1.64%              30.26%             $    13,026.27       $  210.16
9          55.13%             0.89%              35.62%             $    13,561.65       $  118.32
10         62.89%             0.89%              41.19%             $    14,119.03       $  123.18
TOTAL GAIN AFTER FEES
  AND EXPENSES                                                      $     4,119.03
TOTAL ANNUAL FEES AND
  EXPENSES PAID                                                                          $1,743.44


CLASS C SHARES


  MAXIMUM SALES CHARGE   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
  --------------------   --------------------------------------   ----------------------
         0.00%                         $10,000.00                           5%



      CUMULATIVE RETURN                                           HYPOTHETICAL YEAR-
        BEFORE FEES &        ANNUAL         CUMULATIVE RETURN     END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES        EXPENSE RATIO   AFTER FEES & EXPENSES    FEES & EXPENSES      EXPENSES(1)
----  -----------------   -------------   ---------------------   ------------------   -------------
1           5.00%             1.64%               3.36%               $10,336.00         $  166.76
2          10.25%             1.64%               6.83%               $10,683.29         $  172.36
3          15.76%             1.64%              10.42%               $11,042.25         $  178.15
4          21.55%             1.64%              14.13%               $11,413.27         $  184.14
5          27.63%             1.64%              17.97%               $11,796.75         $  190.32
6          34.01%             1.64%              21.93%               $12,193.12         $  196.72
7          40.71%             1.64%              26.03%               $12,602.81         $  203.33
8          47.75%             1.64%              30.26%               $13,026.27         $  210.16
9          55.13%             1.64%              34.64%               $13,463.95         $  217.22
10         62.89%             1.64%              39.16%               $13,916.34         $  224.52
TOTAL GAIN AFTER FEES
  AND EXPENSES                                                        $ 3,916.34
TOTAL ANNUAL FEES AND
  EXPENSES PAID                                                                          $1,943.68



 (1) Annual Fees & Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.


                                                                            ----

APPENDIX A

CLASS D SHARES


  MAXIMUM SALES CHARGE   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
  --------------------   --------------------------------------   ----------------------
         0.00%                         $10,000.00                           5%



      CUMULATIVE RETURN                                           HYPOTHETICAL YEAR-
        BEFORE FEES &        ANNUAL         CUMULATIVE RETURN     END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES        EXPENSE RATIO   AFTER FEES & EXPENSES    FEES & EXPENSES      EXPENSES(1)
----  -----------------   -------------   ---------------------   ------------------   -------------
1           5.00%             1.64%               3.36%               $10,336.00         $  166.76
2          10.25%             1.64%               6.83%               $10,683.29         $  172.36
3          15.76%             1.64%              10.42%               $11,042.25         $  178.15
4          21.55%             1.64%              14.13%               $11,413.27         $  184.14
5          27.63%             1.64%              17.97%               $11,796.75         $  190.32
6          34.01%             1.64%              21.93%               $12,193.12         $  196.72
7          40.71%             1.64%              26.03%               $12,602.81         $  203.33
8          47.75%             1.64%              30.26%               $13,026.27         $  210.16
9          55.13%             1.64%              34.64%               $13,463.95         $  217.22
10         62.89%             1.64%              39.16%               $13,916.34         $  224.52
TOTAL GAIN AFTER FEES
  AND EXPENSES                                                        $ 3,916.34
TOTAL ANNUAL FEES AND
  EXPENSES PAID                                                                          $1,943.68



 (1) Annual Fees & Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.


----
 32

NOTES

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                                                                            ----

NOTES

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----
 34

NOTES

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                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information includes a description of the Fund's policies with respect to the disclosure of its portfolio holdings.



You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's transfer agent or visiting the Fund's website at:



Columbia Management Services, Inc.


P.O. Box 8081


Boston, MA 02266-8081


1-800-345-6611

www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund, including the Statement of Additional Information, by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:


Columbia Funds Series Trust I: 811-4367



- Columbia Oregon Intermediate Municipal Bond Fund (formerly Columbia Oregon Municipal Bond Fund, Inc.)


--------------------------------------------------------------------------------

(ColumbiaFunds Logo)
A Member of Columbia Management Group


(C)2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.426.3750  www.columbiafunds.com                           INT-36/115539-1206

COLUMBIA OREGON INTERMEDIATE MUNICIPAL BOND FUND  Prospectus, January 1, 2007


CLASS Z SHARES

Advised by Columbia Management Advisors, LLC


--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   3
Performance History..................................   5
Your Expenses........................................   6
YOUR ACCOUNT                                            8
---------------------------------------------------------
How to Buy Shares....................................   8
Eligible Investors...................................   9
Sales Charges........................................  10
How to Exchange Shares...............................  11
How to Sell Shares...................................  11
Fund Policy on Trading of Fund Shares................  13
Financial Intermediary Payments......................  14
Other Information About Your Account.................  15

MANAGING THE FUND                                      19
---------------------------------------------------------
Investment Advisor...................................  19
Portfolio Manager....................................  19
Legal Proceedings....................................  19

FINANCIAL HIGHLIGHTS                                   22
---------------------------------------------------------

APPENDIX A                                             23
---------------------------------------------------------


Only eligible investors may purchase Class Z shares. See "Your
Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks a high level of income exempt from federal and Oregon income tax by investing at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities issued by the State of Oregon (and its political subdivisions, agencies, authorities and instrumentalities).

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Normally, the Fund will invest in Oregon municipal securities rated investment grade by a securities rating agency (rated BBB or higher by Standard and Poor's (S&P) or Baa or higher by Moody's Investors Services, Inc. (Moody's)), or, if unrated, determined by the Fund's investment advisor to be of equivalent quality. The Fund may also invest in the obligations of Puerto Rico, the U.S. Virgin Islands and Guam, the interest on which is generally exempt from state income taxes. The Fund intends to maintain an average portfolio maturity of approximately 3 to 10 years.

While the Fund attempts to invest 100% of its assets in municipal securities that are exempt from federal income tax, it may invest up to 20% of its assets in securities that pay taxable interest. In such circumstances, the Fund will invest in obligations of the U.S. Government or its agencies or instrumentalities; obligations of U.S. banks (including certificates of deposit, bankers' acceptances and letters of credit) that are members of the Federal Reserve System and that have capital surplus and undivided profits as of the date of their most recent published financial statements in excess of $100 million; commercial paper rated Prime 1 by Moody's, A-1 or better by S&P, or if not rated, issued by a company that, at the time of investment by the Fund, has an outstanding debt issue rated AA or better by S&P or Aa or better by Moody's; and repurchase agreements for any of these types of investments.

The Fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use derivatives for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses derivatives in an effort to achieve more efficiently economic exposures similar to those it could have achieved through the purchase and sale of fixed income securities. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to investments of that kind.

At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.


In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as noted otherwise, approval by the Fund's shareholders is not required to modify or change the Fund's investment strategies.


----
 2

THE FUND

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Tax-exempt bonds are subject to special risks. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some of these bonds taxable. Bonds that are backed by the issuer's taxing authority, known as general obligation bonds, may depend for payment on legislative appropriation and/or aid from other governments. These bonds may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. Other tax-exempt bonds, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue sources. These bonds are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or the private company backing the project, rather than to the credit of the state or local government issuer of the bonds. In addition, the Fund's concentration in Oregon tax-exempt bonds may cause it to be exposed to risks that do not apply to other bond funds, such as:

  - Low trading volumes for Oregon municipal bonds

  - Unfavorable economic conditions in Oregon

  - Legal and legislative changes affecting the ability of Oregon municipalities to issue bonds

Credit risk is the possibility that changes in the obligated entity's financial condition, changes in general economic conditions, or changes in economic conditions that affect the obligated entity, may impact the obligated entity's actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and, in some cases, a decrease in income. Bonds that are backed by an issuer's taxing authority, including general obligation bonds, may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. These bonds may depend for payment on legislative appropriation and/or aid from other governments. Other municipal bonds, known as revenue obligations, are payable from revenues earned by a particular project or other revenue source. Some revenue obligations are backed by private companies, some are asset-backed securities, such as bonds backed by mortgage payments, and some are for municipally owned utilities, such as water or sewer systems. Revenue obligations are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project, assets, or private company backing the project, rather than to the taxing power of the state or local government issuer of the bonds.

Municipal Market Risk and Single-State Focus: A state's municipal market may be volatile and can be significantly affected by adverse tax, legislative, demographic or political changes, as well as changes in the financial or economic condition of the state that issues municipal securities. Municipal issues in the state will be affected by these factors, which will, in turn, affect the value of the Fund's investments. Because the Fund invests primarily in municipal securities of a particular state, the value of the Fund's shares may be more volatile than the value of shares of funds that invest in securities of issuers in a number of different states.

                                                                            ----

THE FUND

Political risk means that a significant or potential change in tax laws affecting municipal bonds or federal income tax rates could impact municipal bond demand and cause their prices to fall.

As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

If you are subject to the federal alternative minimum tax, you should be aware that up to 10% of the Fund's net assets may be invested in debt securities, the interest on which is subject to the alternative minimum tax.

Inflation risk is a risk to investors who invest in fixed income instruments, such as bond or money market funds, because there is a chance that the returns on these instruments may not keep pace with inflation. Inflation represents the rising cost of goods and services over time.

Reinvestment risk is the risk that income from the Fund's debt securities will decline if and when the Fund invests the proceeds from matured, traded or called securities at market interest rates that are below the current earnings rate of the Fund's portfolio.


Derivatives involve special risks and may result in losses. The Fund may enter into a number of derivative strategies, including those that employ futures and options to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an interest in an opposite position. Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund or that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

----
 4

THE FUND

PERFORMANCE HISTORY
--------------------------------------------------------------------------------


The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.


              The Fund's returns are compared to the Lehman Brothers General Obligation Bond Index. The Lehman Brothers General Obligation Bond Index that represents average market-weighted performance of general obligation securities that have been issued in the last five years with maturities greater than one year. Unlike the Fund, the Lehman Brothers General Obligation Bond Index is not an investment, does not incur fees, expenses, or taxes and is not professionally managed.

             -------------------------------------------------------------------

CALENDAR YEAR TOTAL RETURNS (CLASS Z)

                                  (BAR CHART)

                        3.77%      8.36%      5.58%                10.28%      4.55%      9.24%      5.16%      4.03%      2.94%
                                                        -2.65%
                        1996       1997       1998       1999       2000       2001       2002       2003       2004       2005




            The Class's year-to-date total return through      For the periods shown in bar chart above:
            September 30, 2006 was +2.87%.                     Best quarter: 3rd quarter 2002, 4.79%
                                                               Worst quarter: 2nd quarter 2004, -2.07%


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. The return

                                                                            ----

THE FUND

after taxes on distributions and sale of fund shares at a capital loss may be higher than the return before taxes due to the resulting tax benefit from the capital loss on the after-tax return calculation.


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2005



                                                              INCEPTION
                                                                DATE            1 YEAR         5 YEARS         10 YEARS
Class Z (%)                                                    7/2/84
  Return Before Taxes                                                            2.94            5.16            5.07
  Return After Taxes on Distributions                                            2.94            5.06            4.96
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                                         3.31            5.03            4.97
-----------------------------------------------------------------------------------------------------------------------
Lehman Brothers General Obligation Bond Index (%)                                2.85            5.31            5.58


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------

              UNDERSTANDING EXPENSES


              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other expenses that generally include, but are not limited to transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. Higher transaction costs reduce the Fund's returns.


              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions
             -------------------------------------------------------------------

----
 6

THE FUND


SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)



Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                         0.00
--------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                               0.00
--------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)             (1)



 (1) There is a $7.50 charge for wiring sale proceeds to your bank.


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


Management fee (%)                                              0.50
--------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                       0.00
--------------------------------------------------------------------
Other expenses (%)                                              0.14
--------------------------------------------------------------------
Total annual fund operating expenses (%)                        0.64



EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)



  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $65      $205      $357       $798


See Appendix A for additional hypothetical investment and expense information.

                                                                            ----

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with Columbia Management Services, Inc. or your financial advisor or the Fund's transfer agent has received or your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for
                       executing the purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts send a completed application and check made
(new account)          payable to the Fund to, Columbia Management Services, Inc.,
                       P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                       Management Services, Inc., P.O. Box 8081, Boston, MA
                       02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Management Distributors, Inc.
                       for shares of the same class of the Fund at no additional
                       cost. To exchange by telephone, call 1-800-422-3737. Please see "How to Exchange Shares" for more information.
-----------------------------------------------------------------------------------
By wire                You may purchase shares of the Fund by wiring money from
                       your bank account to your Fund account. To wire funds to
                       your Fund account, call 1-800-422-3737 for wiring
                       instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares by electronically transferring money
funds transfer         from your bank account to your Fund account by calling
                       1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good
                       form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       fund shares of the same class of the Fund at no additional cost. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the
                       Fund, call 1-800-345-6611.
-----------------------------------------------------------------------------------
Through the            You may purchase Fund shares through the internet. You will
internet               be required to accept the terms of an online agreement and to use a password in order to make internet purchases. The transfer agent has procedures in place to authenticate
                       electronic instructions given via the internet. For more
                       information on internet transactions, or to sign up for the internet transactions, please call 1-800-345-6611.


----
 8

YOUR ACCOUNT

ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Class Z shares of the Fund generally are available only to certain "grandfathered" shareholders and to investors holding accounts with intermediaries that assess account level fees for the services they provide. Please read the following section for a more detailed description of the eligibility requirements. The Eligible Investors described below are subject to different minimum initial investment requirements.


Eligibility for certain waivers, exemptions or share classes by new or existing investors may not be readily available or accessible through all intermediaries or all types of accounts offered by a broker-dealer, bank, third-party administrator or other financial institution (each commonly referred to as an "intermediary"). Accessibility of these waivers through a particular intermediary may also change at any time. If you believe you are eligible to purchase shares under a specific exemption, but are not permitted by your intermediary to do so, please contact your intermediary. You may be asked to provide information, including account statements and other records, regarding your eligibility.


Eligible Investors and their applicable investment minimums are as follows:

NO MINIMUM INITIAL INVESTMENT


- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover;



- Any omnibus group retirement plan for which an intermediary or other entity provides services and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the transfer agent; and



- Health Savings Accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.


$1,000 MINIMUM INITIAL INVESTMENT


- Any individual retirement account of an Eligible Investor who would otherwise be subject to a $2,500 minimum initial investment or group retirement plan that is not held in an omnibus manner for which an intermediary or other entity provides services and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the transfer agent.



$2,500 MINIMUM INITIAL INVESTMENT



- Any client of Bank of America Corporation or a subsidiary purchasing shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;



- Any investor purchasing through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code;


                                                                            ----

YOUR ACCOUNT


- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Management Distributors, Inc. (i) who holds Class Z shares; (ii) who held Primary A shares prior to August 22, 2005; (iii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iv) who purchased certain no-load shares of a fund merged with a fund distributed by Columbia Management Distributors, Inc.;



- Any trustee or director (or family member of a trustee or director) of any fund distributed by Columbia Management Distributors, Inc.;



- Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary;



- Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent (each investor purchasing through an intermediary must independently satisfy the $2,500 minimum investment requirement);



- Any institutional investor which is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933; and



- Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies, or foundations purchasing shares for their own accounts, including Bank of America Corporation, its affiliates, or subsidiaries.



The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $50 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

----
 10

YOUR ACCOUNT

             -------------------------------------------------------------------
              CHOOSING A SHARE CLASS

              The Fund offers one class of shares in this prospectus --
              CLASS Z.


              The Fund also offers four additional classes of shares -- Class A, B, C and D shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Broker-dealers, investment advisors or financial planners selling mutual fund shares may offer their clients more than one class of shares in a fund with different pricing options. This allows you and your financial advisor to choose among different types of sales charges and different levels of ongoing operating expenses, depending on the investment programs your financial advisor offers. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in any available share class before selecting a share class.


              Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal
              situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general,
              anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.
             -------------------------------------------------------------------

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Management Distributors, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


Certain restrictions may apply to participants in Health Savings Accounts, including the limitation that participants may exchange their shares only for shares of other funds currently enrolled in the program.



You also may exchange your shares through the internet. You will be required to accept the terms of an online agreement and to use a password in order to make internet exchanges. The transfer agent has procedures in place to authenticate electronic instructions given via the internet. For more information on internet transactions, or to sign up for internet transactions, please call 1-800-345-6611.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents,

                                                                            ----

YOUR ACCOUNT

fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 10 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares of the Fund by exchanging from the Fund into Class Z shares or Class A
                       shares (only if Z is not offered) of another fund
                       distributed by Columbia Management Distributors, Inc. at no additional cost. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts and Health Savings Accounts. For
                       details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or stock power form to the address below. In your letter of instruction,
                       note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All
                       account owners must sign the letter. Signatures must be
                       guaranteed by either a bank, a member firm of a national
                       stock exchange or another eligible guarantor that
                       participates in the Medallion Signature Guarantee Program
                       for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                       1-800-345-6611.

                       Mail your letter of instruction to Columbia Management
                       Services, Inc., P.O. Box 8081, Boston, MA 02266-8081
-----------------------------------------------------------------------------------
By wire                You may sell Fund shares and request that the proceeds be
                       wired to your bank. You must set up this feature prior to
                       your request. Be sure to complete the appropriate section of the account application for this feature. Generally, the
                       value of your redemption must be at least equal to $500 in order to have the sale proceeds wired to your bank. There is a $7.50 charge for wiring sale proceeds to your bank. (The transfer agent may waive this fee for omnibus and nominee
                       accounts.) Your bank may charge additional fees for such
                       wire transfer.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum
                       account balance requirement has been waived for wrap
                       accounts. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares of the Fund and request that the
funds transfer         proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
Through the            You may sell Fund shares through the internet. You will be
Internet               required to accept the terms of an online agreement and to use a password in order to make internet redemptions. The
                       transfer agent has procedures in place to authenticate
                       electronic instructions given via the internet. For more
                       information on internet transactions, or to sign up for
                       internet transactions, please call 1-800-345-6611.


----
 12

YOUR ACCOUNT

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.


The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain funds impose a redemption fee on the proceeds of fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.


The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Consequently, there is the risk that the Fund may not be able to do anything in response to market timing that occurs in the Fund, which may result in certain shareholders being able to market time the Fund while other shareholders in the Fund bear the burden of such activities.


                                                                            ----

YOUR ACCOUNT


Certain financial intermediaries (including certain retirement plan service providers whose clients include, among others, various retirement plans sponsored by Bank of America and its affiliates for the benefit of its employees (the "Bank of America retirement plan service providers")) have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be plan more or less restrictive than the Fund practices discussed above. In particular, the Bank of America retirement plan service providers permit the reinstatement of future purchase orders for shares of the Fund following various suspension periods.


The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.


FINANCIAL INTERMEDIARY PAYMENTS

--------------------------------------------------------------------------------

The Fund's distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Fund's distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.02% and 0.10% (between 0.03% and 0.12% in the case of the money market funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund (other than the money market funds) attributable to the financial intermediary. The Fund's distributor or its affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund.



Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.40% of the total Fund assets for Class Z shares in the program on an annual basis. As of September 1, 2005, the Fund's Board of Trustees has authorized the Fund to pay up to 0.11% of total fund assets on an annual basis. The amounts in excess of that paid by a Fund will be borne by the Fund's distributor or its affiliates.


----
 14

YOUR ACCOUNT


The Fund's distributor or its affiliates may make other payments or allow promotional incentives to financial intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.



Amounts paid by the Fund's distributor or its affiliates are paid out of the distributor's or its affiliates' own revenue and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Fund's distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Fund's distributor or its affiliates has agreed to make marketing support payments in the Fund's Statement of Additional Information, which can be obtained at www.columbiafunds.com or by calling 1-800-345-6611. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Fund's distributor and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular fund or share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.



OTHER INFORMATION ABOUT YOUR ACCOUNT

--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.


AUTOMATIC SALE OF YOUR SHARES The Fund will automatically sell your shares if the value of your account (treating each Fund account you own separately from any other Fund account you may own) falls below $250. Contingent deferred sales charges will not be applied to shares automatically sold by the Fund. If your shares are sold, the transfer agent will remit the balance of your account to you. The transfer agent will send you written notification at least 30 days in advance of any such automatic sale, which will provide details on how you can add money to your account in order to avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of


                                                                            ----

YOUR ACCOUNT


another Columbia fund in which you hold shares, or establishing an automatic investment plan. Please contact the transfer agent, review the website at www.columbiafunds.com, call 1-800-345-6611 or contact your investment professional for more information. The automatic sale of shares of accounts valued at less than $250 will take place in the second quarter of each calendar year.



The Fund may also sell your shares if a financial institution or intermediary instructs the Fund to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the Investment Company Act of 1940.



MINIMUM ACCOUNT BALANCE FEE Beginning in the second quarter of 2007, if the value of your account (treating each Fund account you own separately from any other Fund account you may own) falls below the minimum initial investment applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Contingent deferred sales charges will not be applied to shares automatically sold by the Fund. The Fund reserves the right to lower the account size trigger point for the minimum balance fee in any year for any class of shares when the Fund believes it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons. The transfer agent will reduce the expenses paid by the Fund for transfer agency services by the amount it collects from assessment of this fee. If the Fund has no transfer agency expenses against which to offset the amount collected through assessment of this fee, the transfer agent will pay such amount directly to the Fund. The transfer agent will send you written notification in advance of the imposition of any such fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia fund in which you hold shares, or establishing an automatic investment plan. Please contact the transfer agent, review the website at www.columbiafunds.com, call 1-800-345-6611 or contact your investment professional for more information.



EXCEPTIONS TO THE AUTOMATIC SALE OF YOUR SHARES AND THE MINIMUM ACCOUNT BALANCE FEE The automatic sale of shares of accounts valued at less than $250 and the minimum account balance fee described above do not apply to shareholders holding their shares through broker-dealer networked accounts, wrap fee and omnibus accounts, accounts with active automatic investment plans or payroll deduction plans, accounts that were created by the automatic conversion of Class B shares to Class A shares, accounts that were created by the automatic conversion of Class G shares to Class T shares, certain qualified retirement plans or Health Savings Accounts. The automatic sale of shares of accounts valued at less than $250 does not apply to individual retirement plans.


SHARE CERTIFICATES Share certificates are not available for Class Z shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

----
 16

YOUR ACCOUNT

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

DISTRIBUTION OPTIONS The Fund declares any dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Shares begin to earn dividends on the date on which a purchase order is settled by payment. Shares stop earning dividends at the close of business on the day before the date on which a redemption order is settled. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.



TAX CONSEQUENCES The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.



For federal income tax purposes, distributions of investment income by the Fund, whether in cash or additional securities, will ordinarily constitute tax-exempt income. Fund distributions designated as "exempt-interest dividends" are not generally subject to federal income tax, but may be subject to state and local taxes. In addition, an investment in the Fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders. If you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the Fund may have on the federal taxation of your benefits. Distributions of the Fund's income other than exempt-interest dividends generally will be taxable as ordinary income, except that any distributions of net capital gains will be taxable as capital gains.


                                                                            ----

YOUR ACCOUNT


The Fund may also invest a portion of its assets in securities that generate income subject to federal and state taxes.



Generally, gains realized by the Fund on the sale or exchange of investments, the income from which is tax-exempt, will be taxable to shareholders. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends ("Capital Gain Dividends") will be taxable as long-term capital gains. Long-term capital gain rates have been temporarily reduced -- in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets--for taxable years beginning before January 1, 2011. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. For the taxable years beginning before January 1, 2011, distributions of investment income designated by the Fund as derived from "qualified dividend income" are taxed at the rates applicable to long-term capital gain; but it is not expected that a significant portion of the Fund's distributions will constitute qualified dividend income. Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price the shareholder paid). In addition, an investment in the Fund may result in liability for federal alternative minimum tax for both individuals and corporate shareholders.


You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

----
 18

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, LLC ("Columbia Advisors"), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Advisors is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Advisors runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Advisors is a direct, wholly owned subsidiary of Columbia Management Group, LLC ("CMG"), which in turn is a direct, wholly owned subsidiary of Bank of America, which in turn is a wholly owned banking subsidiary of Bank of America Corporation, a financial services holding company organized as a Delaware corporation. Columbia Advisors, a registered investment advisor, has been an investment advisor since 1995.


On September 30, 2005, Columbia Management Advisors, Inc. ("Columbia Management") merged into Columbia Advisors (which prior to September 30, 2005 had been known as Banc of America Capital Management, LLC). Before September 30, 2005, Columbia Management was the investment advisor to the Fund. As a result of the merger, Columbia Advisors is now the investment advisor to the Fund.


For the 2006 fiscal year, aggregate advisory fees paid to Columbia Advisors and/or Columbia Management by the Fund not including pricing and bookkeeping and other fees paid to Columbia Advisors and/or Columbia Management by the Fund, amounted to 0.50% of average daily net assets of the Fund.



A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is included in the Fund's semi-annual report to shareholders for the period ended February 28, 2006.


PORTFOLIO MANAGER
--------------------------------------------------------------------------------

BRIAN M. MCGREEVY, a vice president of Columbia Advisors, is the portfolio manager for the Fund and is responsible for implementing and maintaining the investment themes and strategies of the Fund. Mr. McGreevy has managed the Fund since December, 2003. Mr. McGreevy has been with Columbia Advisors or its predecessor organizations since December, 1994.


The Statement of Additional Information provides additional information about the manager's compensation, other accounts managed and ownership of securities in the Fund.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.



Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud


                                                                            ----
provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.



Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has released the proposed plan of distribution for public notice and comment but has not yet approved a final plan of distribution.



As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.



A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.



In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.



On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.



On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.



On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.


----
 20

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.



In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005 naming the Columbia Funds as nominal defendants. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal to the United States Court of Appeals for the First Circuit on December 30, 2005; this appeal is currently pending. The parties have advised the appellate court that they are engaged in settlement discussions and the court has, accordingly, deferred the briefing schedule for the appeal. The settlement has not yet been finalized. Any settlement ultimately agreed by the parties will be subject to court approval.



This matter is ongoing. Accordingly, no estimate can be made of the financial impact, if any, of this litigation on any fund.


                                                                            ----

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the Fund's last six fiscal years which run from September 1 to August 31, unless otherwise indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report containing those financial statements by calling 1-800-426-3750.


THE FUND


                                                                                         PERIOD ENDED            YEAR ENDED
                                                      YEAR ENDED AUGUST 31,               AUGUST 31,            DECEMBER 31,
                                                 2006          2005          2004          2003(A)         2002(B)         2001
                                               Class Z       Class Z       Class Z        Class Z          Class Z       Class Z
                                               -------       -------       -------          -------        -------       -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                          12.45         12.45         12.25            12.50          12.08         12.13
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
 Net investment income                            0.49(c)       0.49(c)       0.50(c)          0.34(c)        0.55(c)       0.57(d)
 Net realized and unrealized gain (loss) on
 investments                                     (0.21)         0.03          0.34            (0.23)          0.54         (0.02)(d)
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                  0.28          0.52          0.84             0.11           1.09          0.55
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
($):
 From net investment income                      (0.49)        (0.48)        (0.50)           (0.35)         (0.55)        (0.57)
 From net realized gains                            --         (0.04)        (0.14)           (0.01)         (0.12)        (0.03)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to
Shareholders                                     (0.49)        (0.52)        (0.64)           (0.36)         (0.67)        (0.60)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                12.24         12.45         12.45            12.25          12.50         12.08
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(e)                               2.31(f)       4.31          6.97             0.83(g)        9.24          4.55
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
DATA:
Expenses (%)(h)                                   0.64          0.64          0.65             0.68(i)        0.58          0.57
Net investment income (%)(h)                      3.99          3.96          4.03             4.13(i)        4.45          4.64(d)
Waiver/Reimbursement %                              --(j)         --            --               --             --            --
Portfolio turnover rate (%)                          2             9            11               10(g)          21            14
Net assets, end of period (000's) ($)          380,653       410,706       434,509          485,427        508,865       491,638


 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) On November 1, 2002, the existing Fund shares were renamed Class Z shares.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001, was less than $0.01 to net investment income and net realized and unrealized loss per share and less than 0.01% to the ratio of net investment income to average net assets. Per share data and ratios for the periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

 (e) Total return at net asset value assuming all distributions reinvested.


 (f) Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.



 (g) Not Annualized.



 (h) The benefits derived from custody credits had an impact of less than 0.01%.



 (i) Annualized.



 (j) Rounds to less than 0.01%.


----
 22

APPENDIX A

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION


The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The chart shows the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart, and is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower.


CLASS Z SHARES


   MAXIMUM SALES CHARGE   INITIAL HYPOTHETICAL INVESTMENT      ASSUMED RATE OF RETURN
          0.00%                AMOUNT $10,000.00                        5%

                                            CUMULATIVE
      CUMULATIVE RETURN      ANNUAL        RETURN AFTER      HYPOTHETICAL YEAR-     ANNUAL
        BEFORE FEES &       EXPENSE           FEES &         END BALANCE AFTER      FEES &
YEAR      EXPENSES           RATIO           EXPENSES         FEES & EXPENSES     EXPENSES(1)
1           5.00%            0.64%             4.36%             $10,436.00         $ 65.40
2          10.25%            0.64%             8.91%             $10,891.01         $ 68.25
3          15.76%            0.64%            13.66%             $11,365.86         $ 71.22
4          21.55%            0.64%            18.61%             $11,861.41         $ 74.33
5          27.63%            0.64%            23.79%             $12,378.57         $ 77.57
6          34.01%            0.64%            29.18%             $12,918.27         $ 80.95
7          40.71%            0.64%            34.82%             $13,481.51         $ 84.48
8          47.75%            0.64%            40.69%             $14,069.30         $ 88.16
9          55.13%            0.64%            46.83%             $14,682.72         $ 92.01
10         62.89%            0.64%            53.23%             $15,322.89         $ 96.02

TOTAL GAIN AFTER FEES
AND EXPENSES                                                     $ 5,322.89
TOTAL ANNUAL FEES AND
  EXPENSES                                                                          $798.39



 (1) Annual Fees & Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.


                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information includes a description of the Fund's policies with respect to the disclosure of its portfolio holdings.



You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's transfer agent or visiting the Fund's website at:



Columbia Management Services, Inc.


P.O. Box 8081


Boston, MA 02266-8081


1-800-345-6611

www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund, including the Statement of Additional Information by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:


Columbia Funds Series Trust I: 811-4367



- Columbia Oregon Intermediate Municipal Bond Fund (formerly Columbia Intermediate Municipal Bond Fund, Inc.)


--------------------------------------------------------------------------------

(ColumbiaFunds Logo)

A Member by Columbia Management Group


(c)2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.426.3750  www.columbiafunds.com                           INT-36/115540-1206

COLUMBIA INTERNATIONAL STOCK FUND        Prospectus, January 1, 2007


CLASS A, B, C AND D* SHARES

Advised by Columbia Management Advisors, LLC


--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   3
Performance History..................................   4
Your Expenses........................................   7


YOUR ACCOUNT                                            9
---------------------------------------------------------
How to Buy Shares....................................   9
Investment Minimums..................................  10
Sales Charges........................................  11
How to Exchange Shares...............................  15
How to Sell Shares...................................  15
Fund Policy on Trading of Fund Shares................  16
Distribution and Service Fees........................  19
Other Information About Your Account.................  20


MANAGING THE FUND                                      24
---------------------------------------------------------
Investment Advisor...................................  24
Portfolio Managers...................................  24
Legal Proceedings....................................  25


FINANCIAL HIGHLIGHTS                                   27
---------------------------------------------------------

APPENDIX A                                             31
---------------------------------------------------------


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

*This Fund's Class D shares are closed to new investors and new accounts.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its total net assets (plus any borrowings for investment purposes) in stocks issued by companies from at least three countries outside the United States.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
While the Fund's investments are not limited by market capitalization, the Fund intends to invest primarily in companies considered to be large and well-established, based on standards of the applicable country or foreign market. Most of the Fund's stocks will be denominated in foreign currencies. This means that their value will be affected by changes in the exchange rate between the U.S. dollar and foreign currencies.

The Fund intends to invest principally in the equity securities of companies located in the following countries or regions: Australia, Brazil, Canada, China, Denmark, Finland, France, Germany, Hong Kong, India, Ireland, Italy, Japan, Mexico, The Netherlands, New Zealand, Norway, Singapore, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand and the United Kingdom.

The Fund's investment advisor uses a bottom-up analysis to conduct in-depth company research in order to identify attractive securities for investment. Fundamental security analysis is used to evaluate the merits of individual companies being considered for investment. All stocks in the available investment universe will be rated according to a pre-determined set of criteria including measures of relative valuation, operating efficiency, capital discipline, accounting conservatism and timeliness, all of which have demonstrated effectiveness in predicting future out performance. Stocks ranking in the highest levels of attractiveness on these metrics will be subjected to rigorous fundamental evaluation. We look for companies with improving trends in revenue and earnings, rising returns on capital and strong or improving cash generation. Stocks deemed attractive after this second stage of evaluation will comprise the primary list of investment prospects.

The Fund may also invest in securities convertible into or exercisable for stock (including preferred stock, warrants and debentures) and certain options and financial futures contracts (derivatives).

At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.


In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as noted otherwise, approval by the Fund's shareholders is not required to modify or change the Fund's investment strategies.



As part of its investment strategy, the Fund may buy and sell securities frequently. Such trading usually increases portfolio turnover rates, which usually increases the chance that the Fund will pay investors short-term capital gains (which are taxable at higher rates than long-term capital gains). Such trading may also result in higher brokerage commissions and other transaction costs and additional tax liability, which could reduce the Fund's returns.


----
 2

THE FUND

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Because the Fund invests predominantly in foreign securities, the Fund may be particularly susceptible to market timers. Market timers generally attempt to take advantage of the way the Fund prices its shares by trading based on market information they expect will lead to a change in the Fund's net asset value on the next pricing day. Market timing activity may be disruptive to Fund management and, since a market timer's profits are effectively paid directly out of the Fund's assets, negatively impact the investment returns of other shareholders. Although the Fund has adopted certain policies and methods intended to identify and discourage frequent trading based on this strategy, it cannot ensure that all such activity can be identified or terminated.


Investments in emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.


The Fund is also subject to foreign currency risk. In managing currency exposure, the Fund may enter into forward currency contracts. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future price set at the time of the contract. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar

                                                                            ----

THE FUND

price of the security. The Fund will only enter into forward contracts for hedging and not for purposes of speculation. Under normal market conditions, no more than 25% of the Fund's assets may be committed to currency exchange contracts.


Derivatives involve special risks and may result in losses. The Fund may enter into a number of derivative strategies, including those that employ futures and options, swap contracts and inverse floaters to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an interest in an opposite position. Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.


Convertible securities are securities that can be converted into common stock, such as certain debt securities and preferred stock. Convertible securities are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to market risk.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B, C and D shares, including sales charges, compare with those of broad measures of market performance for one year, five years and ten years. All information in this prospectus relating to the Fund for periods prior to October 10, 2005, including the performance information shown below, is that of Columbia International Stock Fund, Inc., the predecessor to the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted below, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

----
 4

THE FUND

             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were reflected, these returns would be lower.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.


              The Fund's returns are compared to the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE Index") and the Morgan Stanley Capital International All Country World Ex US Index ("MSCI AC World Ex US Index"). The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI AC World Ex US Index is an index of global stock market performance that includes developed and emerging markets but excludes the U.S. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

             -------------------------------------------------------------------

CALENDAR YEAR TOTAL RETURNS (CLASS A)(1)


                                  (BAR CHART)

                       16.59%     11.47%     12.83%     57.93%                                      32.24%     13.34%     13.26%
                                                                   -22.64%    -18.47%    -16.10%
                        1996       1997       1998       1999       2000       2001       2002       2003       2004       2005





            The Class's year-to-date total return        For the periods shown in bar chart:
            through September 30, 2006 was +12.83%.      Best quarter: 4th quarter 1999, +34.96%
                                                         Worst quarter: 3rd quarter 2002, -18.71%


 (1) Class A is a newer class of shares. Its performance information includes returns of the Fund's Class Z shares (the oldest existing class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and Class Z shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been lower. Class A shares were initially offered on November 1, 2002, and Class Z shares were initially offered on October 1, 1992.

                                                                            ----

THE FUND

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2005(1)



                                                                                1 YEAR          5 YEARS         10 YEARS
Class A (%)
  Return Before Taxes                                                             6.75           1.82             6.96
  Return After Taxes on Distributions                                             6.59           1.90             5.75
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                                          4.88           1.69             5.52
------------------------------------------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes                                                             7.53           2.13             7.32
  Return After Taxes on Distributions                                             7.49           2.24             6.12
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                                          5.28           1.96             5.85
------------------------------------------------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes                                                            11.63           2.58             7.36
  Return After Taxes on Distributions                                            11.58           2.69             6.16
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                                          7.94           2.35             5.89
------------------------------------------------------------------------------------------------------------------------
Class D (%)
  Return Before Taxes                                                            11.51           2.44             7.29
  Return After Taxes on Distributions                                            11.46           2.54             6.09
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                                          7.86           2.22             5.82
------------------------------------------------------------------------------------------------------------------------
MSCI AC World Ex US Index (%)                                                    17.11           6.66             6.70
------------------------------------------------------------------------------------------------------------------------
MSCI EAFE Index (%)                                                              13.54           4.55             5.84



 (1) Class A, Class B and Class D are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares (the oldest existing class) for periods prior to their inception. The returns for Class C include the returns of Class B prior to October 13, 2003, the date on which Class C was initially offered by the Fund. The returns shown for Class C also include the performance of Class Z prior to the inception of Class B (November 1, 2002). These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class C shares were initially offered on October 13, 2003, Class A, B and D shares were initially offered on November 1, 2002, and Class Z shares were initially offered on October 1, 1992.


----
 6

THE FUND

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------

              UNDERSTANDING EXPENSES

              SALES CHARGES are paid directly by shareholders to Columbia Management Distributors, Inc., the Fund's distributor.


              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time to time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. Higher transaction costs reduce the Fund's returns.


              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table, but does reflect the waiver of the initial sales charge for Class D shares. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions

              - Class B shares convert to Class A shares after eight years
             -------------------------------------------------------------------

                                                                            ----

THE FUND


SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)



                                                               CLASS A         CLASS B         CLASS C         CLASS D
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                         5.75            0.00            0.00            1.00(1)
----------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                               1.00(2)         5.00            1.00            1.00
----------------------------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)             2.00(3)(4)      2.00(3)(4)      2.00(3)(4)      2.00(3)(4)



 (1) The Fund's advisor has agreed to waive indefinitely the front end sales charge for purchases of Class D shares by existing Class D shareholders.



 (2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 12 months of purchase.



 (3) There is a $7.50 charge for wiring sale proceeds to your bank.



 (4) A redemption fee may be charged on shares that were owned for 60 days or less. For information, see "Fund Policy on Trading Fund Shares" below.


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


                                                               CLASS A         CLASS B         CLASS C         CLASS D
Management fee(1) (%)                                           0.83            0.83            0.83            0.83
----------------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                       0.25            1.00            1.00            1.00
----------------------------------------------------------------------------------------------------------------------
Other expenses(2)(3) (%)                                        0.26            0.26            0.26            0.26
----------------------------------------------------------------------------------------------------------------------
Total annual fund operating expenses(3) (%)                     1.34            2.09            2.09            2.09





 (1) The Fund pays an investment advisory fee of 0.83%. The Fund's investment advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily assets. The breakpoint schedule for the Fund is as follows; 0.87% for assets up to $500 million; 0.82% for assets in excess of $500 million and up to $1 billion; 0.77% for assets in excess of $1 billion and up to $1.5 billion; 0.72% for assets in excess of $1.5 billion and up to $3 billion; 0.70% for assets in excess of $3 billion and up to $6 billion; and 0.68% for assets in excess of $6 billion.



 (2) Other expenses have been restated to reflect contractual changes to the fees paid by the Fund for transfer agency services.



 (3) The Fund's transfer agent has voluntarily agreed to waive up to 0.10% of the Fund's transfer agency fee. If this waiver were reflected in the table, the Other Expenses for Class A, Class B, Class C, and Class D shares would be 0.16%, 0.16%, 0.16%, and 0.16%, respectively, and the total annual fund operating expenses for Class A, Class B, Class C, and Class D shares would be 1.24%, 1.99%, 1.99%, and 1.99%, respectively.



EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)



CLASS                                                            1 YEAR         3 YEARS         5 YEARS         10 YEARS
Class A                                                           $704           $975           $1,267           $2,095
------------------------------------------------------------------------------------------------------------------------
Class B:  did not sell your shares                                $212           $655           $1,124           $2,229
          sold your shares at
          end of period                                           $712           $955           $1,324           $2,229
------------------------------------------------------------------------------------------------------------------------
Class C:  did not sell your shares                                $212           $655           $1,124           $2,421
          sold your shares at
          end of period                                           $312           $655           $1,124           $2,421
------------------------------------------------------------------------------------------------------------------------
Class D:  did not sell your shares                                $212           $655           $1,124           $2,421
          sold your shares at
          end of period                                           $312           $655           $1,124           $2,421


See Appendix A for additional hypothetical investment and expense information.

----
 8

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund or your financial advisor receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

Notice to Fund Shareholders: Class D shares are closed to new investors and new accounts. The Fund offers Class C shares, which are subject to the same service and distribution fees and sales charges as Class D shares except Class C shares are not subject to a front-end sales charge. The Fund's advisor has agreed to waive indefinitely the front-end sales charge for purchases of Class D shares by existing Class D investors. For more information on expenses and sales charges for Class C shares and Class D shares, see "Your Expenses" and "Your
Account -- Sales Charges."

                                                                            ----

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for
                       executing the purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts, send a completed application and check
(new account)          made payable to the Fund to, Columbia Management Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                       Management Services, Inc., P.O. Box 8081, Boston, MA
                       02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Management Distributors, Inc.
                       for shares of the same class (and, in some cases, certain
                       other classes) of the Fund at no additional cost. An
                       exchange to another fund may incur a sales charge if the
                       original purchase was not assessed a sales charge. To
                       exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------
By wire                You may purchase shares by wiring money from your bank
                       account to your Fund account. To wire funds to your Fund
                       account, call 1-800-422-3737 for wiring instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application.
-----------------------------------------------------------------------------------
Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       fund shares of the same class of the Fund at no additional cost. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-345-6611. There may be an additional sales charge if exchanging from a money market fund. Be sure to complete the appropriate section of the
                       account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares (and in some
                       cases, certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if
                       exchanging from a money market fund. To invest your
                       dividends in the Fund, call 1-800-345-6611.
-----------------------------------------------------------------------------------
Through the            You may purchase Fund shares through the internet. You will
internet               be required to accept the terms of an online agreement and to use a password in order to make internet purchases. The transfer agent has procedures in place to authenticate
                       electronic instructions given via the internet. For more
                       information on internet transactions, or to sign up for
                       internet transactions, please call 1-800-345-6611.


INVESTMENT MINIMUMS
--------------------------------------------------------------------------------

The minimum initial investment for Class A, Class B and Class C shares generally is $2,500. For individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement accounts, the minimum initial investment is $1,000. For non-omnibus group retirement plans, the investment minimums are determined based on the plan's investment rather than the investment of its individual participants. For investors establishing an automatic investment plan, the minimum initial investment is $50. There is no minimum initial investment for omnibus accounts, wrap accounts or Health Savings Accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.



The minimum investment for additional purchases of Class A, Class B, Class C and Class D shares is $50 for all investors.



The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


----
 10

YOUR ACCOUNT

Please see the Statement of Additional Information for more details on investment minimums.

SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge ("CDSC") when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information. The Board of Trustees has waived sales charges for Health Savings Accounts.


             -------------------------------------------------------------------

              CHOOSING A SHARE CLASS


              The Fund offers four classes of shares in this prospectus -- CLASS A, B, C and D. Class D shares are closed to new investors and new accounts. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $50,000 or more but less than $1 million can be made only in Class A, Class C or Class D shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.


              The Fund also offers two additional classes of shares, Class
              G and Z shares, exclusively to certain institutional and
              other investors. Class G and Z shares are made available
              through separate prospectuses provided to eligible
              institutional and other investors.
             -------------------------------------------------------------------

CLASS A SHARES Your purchase of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

CLASS A SALES CHARGES

                                                                                                      % OF OFFERING
                                                                AS A % OF                                 PRICE
                                                                THE PUBLIC           AS A %            RETAINED BY
                                                                 OFFERING           OF YOUR             FINANCIAL
AMOUNT PURCHASED                                                  PRICE            INVESTMENT            ADVISOR
Less than $50,000                                                  5.75               6.10                5.00
-------------------------------------------------------------------------------------------------------------------
$50,000 to less than $100,000                                      4.50               4.71                3.75
-------------------------------------------------------------------------------------------------------------------
$100,000 to less than $250,000                                     3.50               3.63                2.75
-------------------------------------------------------------------------------------------------------------------
$250,000 to less than $500,000                                     2.50               2.56                2.00
-------------------------------------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                                   2.00               2.04                1.75
-------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                                 0.00               0.00                0.00


Class A shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $50 million)


                                                                            ----

YOUR ACCOUNT

are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

PURCHASES OVER $1 MILLION


AMOUNT PURCHASED                                                     COMMISSION %
$1 million to less than $3 million                                       1.00
---------------------------------------------------------------------------------
$3 million to less than $50 million                                      0.50
---------------------------------------------------------------------------------
$50 million or more                                                      0.25



For group retirement plans, financial advisors are eligible to receive a 1.00% commission from the distributor on purchases, including those investments less than $1 million that are coded as commission eligible trades. Purchase amounts are aggregated among all Columbia Funds for purposes of the above table.


             -------------------------------------------------------------------

              UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

              Certain investments in Class A, B, C and D shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the
              time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those shares you have held the longest.
             -------------------------------------------------------------------

REDUCED SALES CHARGES FOR LARGER INVESTMENTS.

   A. What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.


RIGHTS OF ACCUMULATION The value of eligible accounts maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.


STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost

----
 12

YOUR ACCOUNT

(i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

   B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

   - Individual accounts

   - Joint accounts

   - Certain IRA accounts

   - Certain trusts

   - UTMA/UGMA accounts


For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father-in-law and mother-in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. An account is not eligible to the extent it holds an institutional class of shares of a money market fund or Class R shares of any fund. The value of your investment in a non-institutional class of shares of a money market held in an eligible account maybe aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Non-institutional class investments in money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.


   C. How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.

   D. How can I obtain more information about breakpoint discounts?

Certain investors, including affiliates of the Funds, broker/dealers and their affiliates, investors in wrap-fee programs, through fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Funds as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a

                                                                            ----

YOUR ACCOUNT


shareholder, certain medical expenses, charitable gifts, involuntary and tax related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information which can be obtained at and at www.columbiafunds.com or by calling 1-800-345-6611.



CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Purchases up to $50,000 are allowed in Class B shares assuming the combined value of the customer's total assets in the Columbia funds does not reach $50,000. Purchases in Class B shares that bring the combined value of a customer's total assets to $50,000 or above will be rejected. A customer's total assets may include accounts for immediate family members. Group plan accounts are valued at the plan level. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission of 4.00% on sales of Class B shares.


CLASS B SALES CHARGES

                                                                     % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                        SHARES ARE SOLD
Through first year                                                        5.00
------------------------------------------------------------------------------------
Through second year                                                       4.00
------------------------------------------------------------------------------------
Through third year                                                        3.00
------------------------------------------------------------------------------------
Through fourth year                                                       3.00
------------------------------------------------------------------------------------
Through fifth year                                                        2.00
------------------------------------------------------------------------------------
Through sixth year                                                        1.00
------------------------------------------------------------------------------------
Longer than six years                                                     0.00


Automatic conversion to Class A shares occurs eight years after purchase.



CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.


CLASS C SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   1.00
-------------------------------------------------------------------------------
Longer than one year                                                 0.00


CLASS D SHARES Class D shares are closed to new investors. Your purchases of Class D shares are made at the public offering price for these shares. This price includes a sales charge of 1.00% (waived indefinitely), which is paid as a commission to your financial advisor on the sale of Class D shares as shown in the chart below.


CLASS D SALES CHARGES

                                            % OF OFFERING PRICE
  AS A % OF THE PUBLIC      AS A % OF      RETAINED BY FINANCIAL
     OFFERING PRICE      YOUR INVESTMENT          ADVISOR
          1.00                1.01                 1.00

----
 14

YOUR ACCOUNT


Class D shares also carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC.


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for shares of the same share Class (and in some cases certain other classes) of another fund distributed by Columbia Management Distributors, Inc. at net asset value. In the case of Class D shares, you may exchange your Class D shares only for Class D shares of another fund in which you own Class D shares. Otherwise, you may exchange your Class D shares only for Class C shares. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. In addition, if you acquired Class A shares of the Fund by exchange from another fund, you will not be permitted to exchange those shares into another fund for 30 calendar days. You may, however, redeem those shares at any time. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.



Certain restrictions may apply to participants in Health Savings Accounts, including the limitation that participants may exchange their shares only for shares of other funds currently enrolled in the program.



You also may exchange your shares through the internet. You will be required to accept the terms of an online agreement and to use a password in order to make internet exchanges. The transfer agent has procedures in place to authenticate electronic instructions given via the internet. For more information on internet transactions, or to sign up for internet transactions, please call 1-800-345-6611.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) if applicable, you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 10 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be


                                                                            ----

YOUR ACCOUNT

paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


METHOD                 INSTRUCTIONS

Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund
                       distributed by Columbia Management Distributors, Inc. at no additional cost. To exchange by telephone, call
                       1-800-422-3737. Class A share exchange privileges may be
                       limited. Please see "How to Exchange Shares" for more
                       information.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts and Health Savings Accounts. For
                       details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or, if
                       applicable stock power form along with any share
                       certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures
                       must be guaranteed by either a bank, a member firm of a
                       national stock exchange or another eligible guarantor
                       institution that participates in the Medallion Signature
                       Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries,
                       surviving joint owners and individual retirement account
                       owners. For details, call 1-800-345-6611. Mail your letter of instruction to Columbia Management Services, Inc., P.O.
                       Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By wire                You may sell Fund shares and request that the proceeds be
                       wired to your bank. You must set up this feature prior to
                       your request. Be sure to complete the appropriate section of the account application for this feature. Generally, the
                       value of your redemption must be at least equal to $500 in order to have the sale proceeds wired to your bank. There is a $7.50 charge for wiring sale proceeds to your bank. (The transfer agent may waive this fee for omnibus and nominee
                       accounts.) Your bank may charge additional fees for such
                       wire transfer.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semiannual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum
                       account balance requirement has been waived for wrap
                       accounts. This feature is not available if you hold your
                       shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the
                       appropriate section of the account application for this
                       feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares and request that the proceeds be
funds transfer         electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You
                       must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
Through the            You may sell Fund shares through the internet. You will be
Internet               required to accept the terms of an online agreement and to use a password in order to make internet redemptions. The
                       transfer agent has procedures in place to authenticate
                       electronic instructions given via the internet. For more
                       information on internet transactions, or to sign up for
                       internet transactions, please call 1-800-345-6611.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.

----
 16

YOUR ACCOUNT


The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.


The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, the Fund imposes a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase, as described below.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.


The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Consequently, there is the risk that the Fund may not be able to do anything in response to market timing that occurs in the Fund, which may result in certain shareholders being able to market time the Fund while other shareholders in the Fund bear the burden of such activities.



Certain financial intermediaries (including certain retirement plan service providers whose clients include, among others, various retirement plans sponsored by Bank of America and its affiliates for the benefit of its employees (the "Bank of America retirement service plan providers")) have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above. In particular, the Bank of America retirement service plan providers permit the reinstatement of future purchase orders for shares of the Fund following various suspension periods.


                                                                            ----

YOUR ACCOUNT

The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

The Fund will assess, subject to limited exceptions, a 2.00% redemption fee on the proceeds of Fund shares that are redeemed (either by selling shares or exchanging into another Columbia Fund) within 60 days of the purchase. The redemption fee is paid to the Fund.

The redemption fee is imposed on Fund shares redeemed (including redemptions by exchange) within 60 days of purchase. In determining which shares are being redeemed, we generally apply a first-in, first-out approach. For Fund shares acquired by exchange, the holding period prior to the exchange will not be considered in determining whether to assess the redemption fee.

The redemption fee will not be imposed if you qualify for a waiver and the Fund has received proper notification, unless the waiver is automatic as noted below. We'll redeem any shares that are eligible for a waiver first.

The Fund shareholder won't pay an otherwise applicable redemption fee on any of the following transactions:


- shares sold following the death or disability (as defined in the Internal Revenue Code) of the shareholder, including a registered joint owner



- shares sold by or distributions from participant directed retirement plans, such as 401(k), 403(b), 457, Keogh, profit sharing, and money purchase pension accounts, where the Fund does not have access to information about the individual participant account activity, except where the Fund has received an indication that the plan administrator is able to assess the redemption fee to the appropriate accounts (automatic)


- shares sold by certain investment funds, including those that Columbia Management Advisors, LLC or its affiliates may manage (automatic)

- shares sold as part of an automatic rebalancing within an asset allocation program or by certain wrap programs where the program sponsor has provided assurances reasonably satisfactory to the Fund that the program is not designed to be a vehicle for market timing

- shares sold by accounts maintained by a financial institution or intermediary where the Fund has received information reasonably satisfactory to the Fund indicating that the financial institution or intermediary maintaining the account is unable for administrative reasons to assess the redemption fee to underlying shareholders

- shares sold by an account which has demonstrated a hardship, such as a medical emergency, as determined in the absolute discretion of the Fund

- shares that were purchased by reinvested dividends (automatic)

- shares that are redeemed or exchanged through Columbia Funds' Systematic Withdrawal Plan or similar affiliated or unaffiliated automated plans

- the following retirement plan distributions:

   - lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or following attainment of age 59 1/2 in the case of a "key employee" of a "top heavy" plan)


   - distributions from an individual retirement account ("IRA") or Custodial Account under Section 403(b)(7) of the Internal Revenue Code, following attainment of age 59 1/2


----
 18

YOUR ACCOUNT


The Fund also has the discretion to waive the 2.00% redemption fee if the Fund is in jeopardy of failing the 90% income test or losing its registered investment company qualification for tax purposes.


As described above, certain intermediaries do not assess redemption fees to certain categories of redemptions that do not present significant market timing concerns (such as automatic withdrawal plan redemptions). In these situations, the Fund's ability to assess redemption fees is generally limited by the intermediary's policies and, accordingly, no redemption fees will be assessed on such redemptions.

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
RULE 12B-1 PLAN The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class B, C and D shares. The plan also permits the Fund to pay your financial advisor fees for certain services provided regarding your Class A, B, C and D shares. The annual service fee may equal up to 0.25% for each of Class A, Class B, Class C and Class D shares. The annual distribution fee may equal up to 0.75% for each of Class B, Class C and Class D shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after eight years, eliminating the distribution fee upon conversion.


FINANCIAL INTERMEDIARY PAYMENTS The Fund's distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Fund's distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.02% and 0.10% (between 0.03% and 0.12% in the case of the money market funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund (other than the money market funds) attributable to the financial intermediary. The Fund's distributor or its affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund.



Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by


                                                                            ----

YOUR ACCOUNT


financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of the total Fund assets for Class A, B and C shares in the program on an annual basis. As of September 1, 2005, the Fund's Board of Trustees has authorized the Fund to pay up to 0.11% of total fund assets on an annual basis. The amounts in excess of that paid by a Fund will be borne by the Fund's distributor or its affiliates.



The Fund's distributor or its affiliates may make other payments or allow promotional incentives to financial intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.



Amounts paid by the Fund's distributor or its affiliates are paid out of the distributor's or its affiliates' own revenue and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Funds' distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Fund's distributor or its affiliates has agreed to make marketing support payments in the Fund's Statement of Additional Information, which can be obtained at www.columbiafunds.com or by calling 1-800-345-6611. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Fund's distributor and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular fund or share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.


When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur

----
 20

YOUR ACCOUNT

between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.


AUTOMATIC SALE OF YOUR SHARES The Fund will automatically sell your shares if the value of your account (treating each Fund account you own separately from any other Fund account you may own) falls below $250. Contingent deferred sales charges will not be applied to shares automatically sold by the Fund. If your shares are sold, the transfer agent will remit the balance of your account to you. The transfer agent will send you written notification at least 30 days in advance of any such automatic sale, which will provide details on how you can add money to your account in order to avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia fund in which you hold shares, or establishing an automatic investment plan. Please contact the transfer agent, review the website at www.columbiafunds.com, call 1-800-345-6611 or contact your investment professional for more information. The automatic sale of shares of accounts valued at less than $250 will take place initially in December 2006 and subsequently in the second quarter of each calendar year.



The Fund may also sell your shares if a financial institution or intermediary instructs the Fund to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the Investment Company Act of 1940.



MINIMUM ACCOUNT BALANCE FEE Beginning in the second quarter of 2007, if the value of your account (treating each Fund account you own separately from any other Fund account you may own) falls below the minimum initial investment applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Contingent deferred sales charges will not be applied to shares automatically sold by the Fund. The Fund reserves the right to lower the account size trigger point for the minimum balance fee in any year for any class of shares when the Fund believes it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons. The transfer agent will reduce the expenses paid by the Fund for transfer agency services by the amount it collects from assessment of this fee. If the Fund has no transfer agency expenses against which to offset the amount collected through assessment of this fee, the transfer agent will pay such amount directly to the Fund. The transfer agent will send you written notification in advance of the imposition of any such fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia fund in which you hold shares, or establishing an automatic investment plan. Please contact the transfer agent, review the website at www.columbiafunds.com, call 1-800-345-6611 or contact your investment professional for more information.



EXCEPTIONS TO THE AUTOMATIC SALE OF YOUR SHARES AND THE MINIMUM ACCOUNT BALANCE FEE The automatic sale of shares of accounts valued at less than $250 and the minimum account balance fee described above do not apply to shareholders holding their shares through broker-dealer networked accounts, wrap fee and omnibus accounts, accounts with active automatic investment plans or payroll deduction plans, accounts that were created by the automatic conversion of Class B shares to Class A shares, accounts that were created by the automatic conversion of Class G shares to Class T shares, certain qualified retirement plans or Health Savings Accounts. The automatic sale of shares of accounts valued at less than $250 does not apply to individual retirement plans.


                                                                            ----

YOUR ACCOUNT


SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have returned them to the transfer agent.


DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

DISTRIBUTION OPTIONS The Fund distributes any dividends and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.


----
 22

YOUR ACCOUNT


TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account or a Health Savings Account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.



The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.



In general, any distributions of dividends, interest and short-term capital gains (determined by how long the Fund held the investments that generated them) are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax in taxable years beginning before January 1, 2011. Properly designated distribution of long-term capital gains (determined by how long the Fund held the investments that generated them) are generally taxable as such, regardless of how long you have held your Fund shares. Long-term capital gain rates have been temporarily reduced -- in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets -- for taxable years beginning before January 1, 2011. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. The Fund's investments in foreign securities may be subject to foreign withholding taxes. You may be entitled to claim a credit or deduction with respect to foreign taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

                                                                            ----

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, LLC ("Columbia Advisors"), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Advisors is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Advisors runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Advisors is a direct, wholly owned subsidiary of Columbia Management Group, LLC ("CMG"), which in turn is a direct, wholly owned subsidiary of Bank of America, which in turn is a wholly owned banking subsidiary of Bank of America Corporation, a financial services holding company organized as a Delaware corporation. Columbia Advisors, a registered investment advisor, has been an investment advisor since 1995.


On September 30, 2005, Columbia Management Advisors, Inc. ("Columbia Management") merged into Columbia Advisors (which prior to September 30, 2005 had been known as Banc of America Capital Management, LLC). Before September 30, 2005, Columbia Management was the investment advisor to the Fund. As a result of the merger, Columbia Advisors is now the investment advisor to the Fund.


For the 2006 fiscal year, aggregate advisory fees paid to Columbia Advisors and/or Columbia Management by the Fund, not including administration, pricing and bookkeeping and other fees paid to Columbia Advisors and/or Columbia Management by the Fund, amounted to 0.83% of average daily net assets of the Fund. A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is included in the Fund's semi-annual report to shareholders for the period ended February 28, 2006.



PORTFOLIO MANAGERS

--------------------------------------------------------------------------------

FRED COPPER, a portfolio manager of Columbia Advisors, is the lead manager for the Fund and has co-managed the Fund since October, 2005. Mr. Copper has been associated with Columbia Advisors or its predecessors since September, 2005. Prior to September, 2005, Mr. Copper was a senior vice president with Putnam Investments from March, 2001 to September, 2005.



JASMINE (WEILI) HUANG, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since May, 2006. Ms. Huang has been associated with Columbia Advisors or its predecessors since September, 2003. Prior to September, 2003, Ms. Huang held a manager position with Deloitte's management consulting practice from June, 2000 to September, 2003.



TIMOTHY R. ANDERSON, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since May, 2006. Mr. Anderson has been associated with Columbia Advisors since March, 2006. Prior to March, 2006, Mr. Anderson was a portfolio manager with Morgan Stanley from February, 2005 to October, 2005. Prior to February, 2005, Mr. Anderson worked as a technology analyst and portfolio manager at Oaktree Capital Management from March, 2003 to February, 2005. Prior to March, 2003, Mr. Anderson worked as a senior equity analyst at Salomon Smith Barney from June, 2000 to March, 2003.



PAUL J. DIGIACOMO, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since May, 2006. Mr. DiGiacomo has been associated with Columbia Advisors since April, 2006. Prior to April, 2006, Mr. DiGiacomo worked as a sleeve manager and analyst for the domestic and international small-cap core funds with Putnam Investments from August, 2002 to April, 2006.


----
 24

MANAGING THE FUND


DAISUKE NOMOTO, a portfolio manager of Columbia Advisors is a co-manager for the Fund and has co-managed the Fund since May, 2006. Mr. Nomoto has been associated with Columbia Advisors or its affiliates since April, 2005. Prior to April, 2005, Mr. Nomoto served as an equity analyst at Putnam Investments from April, 2003 to March, 2005. Prior to April, 2003, Mr. Nomoto worked at Nissay Asset Management, a subsidiary of Nippon Life Insurance Company, as a senior portfolio manager and equity analyst from April, 1999 to March, 2003.



The Statement of Additional Information provides additional information about the managers' compensation, other accounts managed and ownership of securities in the Fund.


LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements." The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.



Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.



Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has released the proposed plan of distribution for public notice and comment but has not yet approved a final plan of distribution.



As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.



A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.


                                                                            ----

MANAGING THE FUND


In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.



On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.



On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.



On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.



On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.



In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005 naming the Columbia Funds as nominal defendants. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal to the United States Court of Appeals for the First Circuit on December 30, 2005; this appeal is currently pending. The parties have advised the appellate court that they are engaged in settlement discussions and the court has, accordingly, deferred the briefing schedule for the appeal. The settlement has not yet been finalized. Any settlement ultimately agreed by the parties will be subject to court approval.



This matter is ongoing. Accordingly, no estimate can be made of the financial impact, if any, of this litigation on any fund.


----
 26

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's fiscal years since inception, which run from September 1 to August 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report containing those financial statements by calling 1-800-426-3750.

THE FUND


                                   YEAR                 YEAR                 YEAR                PERIOD               PERIOD
                                   ENDED                ENDED                ENDED                ENDED                ENDED
                                AUGUST 31,           AUGUST 31,           AUGUST 31,           AUGUST 31,          DECEMBER 31,
                                   2006                 2005                 2004                2003(a)              2002(b)
                                  Class A              Class A              Class A              Class A              Class A
                                ----------           ----------           ----------           ----------          ------------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)             15.76               13.04                11.34                10.05                10.04
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS ($):
  Net investment income
  (loss)(c)                          0.26                0.25                 0.01                 0.04                (0.02)
  Net realized and
  unrealized gain on
  investments, foreign
  currency and foreign
  capital gains tax                  3.17                2.47                 1.69                 1.25                 0.03
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment
Operations                           3.43                2.72                 1.70                 1.29                 0.01
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
DECLARED TO SHAREHOLDERS:
  From net investment
  income                            (0.13)                 --(d)                --                   --                   --
  From net realized gains           (0.17)                 --                   --                   --                   --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions
Declared to Shareholders            (0.30)                 --(d)                --                   --                   --
---------------------------------------------------------------------------------------------------------------------------------
REDEMPTION FEES:
  Redemption fees added to
  paid-in capital                      --(c)(d)            --(c)(d)             --(c)(d)             --                   --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                   19.06               15.76                13.04                11.34                10.05
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(e)                 21.98(f)            20.89(f)             14.99(f)             12.84(g)              0.10(g)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS/SUPPLEMENTAL DATA:
Operating expenses (%)(h)            1.19                1.25                 1.72                 1.90(i)              1.86(i)
Interest expense (%)                   --(j)               --(j)                --                   --                   --
Expenses (%)(h)                      1.19                1.25                 1.72                 1.90(i)              1.90(i)
Net investment income
(loss) (%)(h)                        1.49                1.71                 0.10                 0.61(i)             (0.39)(i)
Waiver/Reimbursement (%)             0.08                0.09                 0.09                   --                   --
Portfolio turnover rate
(%)                                    95                  66                   90                   43(g)                96
Net assets, end of period
(000's) ($)                       277,295              71,270               24,119               21,664               20,178


 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Rounds to less than $0.01 per share.

 (e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

 (f) Had the Investment Advisor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.

 (g) Not annualized.


 (h) The benefits derived from custody had an impact of less than 0.01%.


 (i) Annualized.


 (j) Rounds to less than 0.01%.


                                                                            ----

FINANCIAL HIGHLIGHTS

THE FUND


                                                         YEAR                 YEAR                PERIOD               PERIOD
                                    YEAR                ENDED                ENDED                ENDED                ENDED
                                   ENDED              AUGUST 31,           AUGUST 31,           AUGUST 31,          DECEMBER 31,
                                 AUGUST 31,              2005                 2004               2003(a)              2002(b)
                                    2006               Class B              Class B              Class B              Class B
                                 ----------           ----------           ----------           ----------          ------------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)             15.37                12.81                11.23                10.02                10.04
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS ($):
  Net investment income
  (loss)(c)                          0.11                 0.07                (0.09)               (0.03)               (0.05)
  Net realized and
  unrealized gain on
  investments, foreign
  currency and foreign
  capital gains tax                  3.14                 2.49                 1.67                 1.24                 0.03
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment
Operations                           3.25                 2.56                 1.58                 1.21                (0.02)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS:
  From net investment
  income                            (0.01)                  --                   --                   --                   --
  From net realized gains           (0.17)                  --                   --                   --                   --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions
Declared to Shareholders            (0.18)                  --                   --                   --                   --
---------------------------------------------------------------------------------------------------------------------------------
REDEMPTION FEES:
  Redemption fees added to
  paid-in capital                      --(c)(d)             --(c)(d)             --(c)(d)             --                   --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                   18.62                15.37                12.81                11.23                10.02
---------------------------------------------------------------------------------------------------------------------------------
Total return %(e)(f)                21.30                19.98                14.07                12.08(g)             (0.20)(g)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS/SUPPLEMENTAL DATA:
Operating expenses (%)(h)            1.94                 2.01                 2.50                 2.98(i)              3.64(i)
Interest expense (%)                   --(j)                --                   --                   --                   --
Expenses (%)(h)                      1.94                 2.01                 2.50                 2.98(i)              3.64(i)
Net investment income
(loss) (%)(h)                        0.62                 0.47                (0.69)               (0.47)(i)            (2.17)(i)
Waiver/Reimbursement (%)             0.08                 0.10                 0.18                 0.11(i)              0.11(i)
Portfolio turnover rate (%)            95                   66                   90                   43(g)                96
Net assets, end of period
(000's) ($)                        42,585               12,026               10,221               10,316               10,920


 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Rounds to less than $0.01 per share.

 (e) Total return at net asset value assuming no contingent deferred sales charge.


 (f) Had the Investment Advisor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.


 (g) Not annualized.


 (h) The benefits derived from custody credits had an impact of less than 0.01%.


 (i) Annualized.


 (j) Rounds to less than 0.01%.


----
 28

FINANCIAL HIGHLIGHTS

THE FUND


                                                                     YEAR                    YEAR                   PERIOD
                                                                     ENDED                   ENDED                   ENDED
                                                                  AUGUST 31,              AUGUST 31,              AUGUST 31,
                                                                     2006                    2005                   2004(a)
                                                                    Class C                 Class C                 Class C
                                                                  ----------              ----------              ----------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                              15.43                   12.86                   12.27
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income (loss)(b)                                     0.13                    0.07                   (0.01)
  Net realized and unrealized gain on investments, foreign
  currency and foreign capital gains tax                              3.13                    2.50                    0.60
-------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                      3.26                    2.57                    0.59
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
  From net investment income                                         (0.01)                     --                      --
  From net realized gains                                            (0.17)                     --                      --
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders                         (0.18)                     --                      --
-------------------------------------------------------------------------------------------------------------------------------
REDEMPTION FEES:
  Redemption fees added to paid-in capital(b)(c)                        --                      --                      --
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                                    18.51                   15.43                   12.86
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)(d)(e)                                               21.28                   19.98                    4.81(f)
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Operating expenses (%)(g)                                             1.94                    2.01                    2.11(h)
Interest expense (%)                                                    --(i)                   --                      --
Expenses (%)(g)                                                       1.94                    2.01                    2.11(h)
Net investment income (loss) (%)(g)                                   0.75                    0.46                   (0.05)(h)
Waiver/Reimbursement (%)                                              0.08                    0.10                    0.35(h)
Portfolio turnover rate (%)                                             95                      66                      90
Net assets, end of period (000's) ($)                               27,806                     904                     632


 (a) Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.

 (b) Per share data was calculated using average shares outstanding during the period.

 (c) Rounds to less than $0.01 per share.

 (d) Total return at net asset value assuming no contingent deferred sales charge.


 (e) Had the Investment Advisor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.


 (f) Not annualized.


 (g) The benefits derived from custody credits had an impact of less than 0.01%.


 (h) Annualized.


 (i) Rounds to less than 0.01%.


                                                                            ----

FINANCIAL HIGHLIGHTS

THE FUND


                                   YEAR                 YEAR                 YEAR                PERIOD               PERIOD
                                   ENDED                ENDED                ENDED                ENDED                ENDED
                                AUGUST 31,           AUGUST 31,           AUGUST 31,           AUGUST 31,          DECEMBER 31,
                                   2006                 2005                 2004                2003(a)              2002(b)
                                  Class D              Class D              Class D              Class D              Class D
                                ----------           ----------           ----------           ----------          ------------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)            15.48                12.91                11.27                10.02                10.04
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS ($):
  Net investment income
  (loss)(c)                         0.11                 0.06                (0.04)                  --(d)             (0.04)
  Net realized and
  unrealized gain on
  investments, foreign
  currency and foreign
  capital gains tax                 3.16                 2.51                 1.68                 1.25                 0.02
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment
Operations                          3.27                 2.57                 1.64                 1.25                (0.02)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
DECLARED TO SHAREHOLDERS:
  From net investment
  income                           (0.01)                  --                   --                   --                   --
  From net realized gains          (0.17)                  --                   --                   --                   --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions
Declared to Shareholders           (0.18)                  --                   --                   --                   --
---------------------------------------------------------------------------------------------------------------------------------
REDEMPTION FEES:
  Redemption fees added to
  paid-in capital                     --(c)(d)             --(c)(d)             --(c)(d)             --                   --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                  18.75                15.48                12.91                11.27                10.02
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(e)(f)             21.27                19.91                14.55                12.48(g)             (0.20)(g)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS/SUPPLEMENTAL DATA:
Operating expenses (%)(h)           1.94                 2.01                 2.10                 2.49(i)              3.48(i)
Interest expense (%)                  --(j)                --
Expenses (%)(h)                     1.94                 2.01                 2.10                 2.49(i)              3.48(i)
Net investment income
(loss) (%)(h)                       0.66                 0.40                (0.27)                0.02(i)             (2.01)(i)
Waiver/Reimbursement (%)            0.08                 0.10                 0.57                 0.75(i)              0.75(i)
Portfolio turnover rate
(%)                                   95                   66                   90                   43(g)                96
Net assets, end of period
(000's) ($)                          765                  740                  738                  633                  542


 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Rounds to less than $0.01 per share.

 (e) Total return at net asset value assuming no contingent deferred sales charge.


 (f) Had the Investment Advisor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.


 (g) Not annualized.


 (h) The benefits derived from custody credits had an impact of less than 0.01%.


 (i) Annualized.


 (j) Rounds to less than 0.01%.


----
 30

APPENDIX A

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION


The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class A, B, C and D shares of the Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratios used for the Fund, which are the same as those stated in the Annual Fund Operating Expenses table, are presented in the charts, and are net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables shown below reflect the maximum initial sales charge for Class A shares but do not reflect any contingent deferred sales charges which may be payable on redemption. If contingent deferred sales charges were reflected, the "Hypothetical Year-End Balance After Fees and Expenses" amounts shown would be lower and the "Annual Fees and Expenses" amounts would be higher.



CLASS A SHARES



  MAXIMUM SALES CHARGE   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
  --------------------   --------------------------------------   ----------------------
         5.75%                         $10,000.00                           5%



      CUMULATIVE RETURN                                            HYPOTHETICAL YEAR-
        BEFORE FEES &     ANNUAL EXPENSE     CUMULATIVE RETURN     END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES            RATIO        AFTER FEES & EXPENSES    FEES & EXPENSES      EXPENSES(1)
----  -----------------   --------------   ---------------------   ------------------   -------------
1           5.00%             1.34%                 -2.30%(2)          $ 9,769.96         $  703.61
2          10.25%             1.34%                  1.28%             $10,127.54         $  133.31
3          15.76%             1.34%                  4.98%             $10,498.20         $  138.19
4          21.55%             1.34%                  8.82%             $10,882.44         $  143.25
5          27.63%             1.34%                 12.81%             $11,280.73         $  148.49
6          34.01%             1.34%                 16.94%             $11,693.61         $  153.93
7          40.71%             1.34%                 21.22%             $12,121.60         $  159.56
8          47.75%             1.34%                 25.65%             $12,565.25         $  165.40
9          55.13%             1.34%                 30.25%             $13,025.13         $  171.46
10         62.89%             1.34%                 35.02%             $13,501.85         $  177.73
TOTAL GAIN AFTER FEES
  AND EXPENSES                                                         $ 3,501.85
TOTAL ANNUAL FEES AND
  EXPENSES PAID                                                                           $2,094.93



 (1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.



 (2) Reflects deduction of the maximum initial sales charge.


                                                                            ----

APPENDIX A

CLASS B SHARES


  MAXIMUM SALES CHARGE   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
  --------------------   --------------------------------------   ----------------------
         0.00%                         $10,000.00                           5%



      CUMULATIVE RETURN                                            HYPOTHETICAL YEAR-
        BEFORE FEES &     ANNUAL EXPENSE     CUMULATIVE RETURN     END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES            RATIO        AFTER FEES & EXPENSES    FEES & EXPENSES      EXPENSES(1)
----  -----------------   --------------   ---------------------   ------------------   -------------
1           5.00%             2.09%                  2.91%             $10,291.00         $  212.04
2          10.25%             2.09%                  5.90%             $10,590.47         $  218.21
3          15.76%             2.09%                  8.99%             $10,898.65         $  224.56
4          21.55%             2.09%                 12.16%             $11,215.80         $  231.10
5          27.63%             2.09%                 15.42%             $11,542.18         $  237.82
6          34.01%             2.09%                 18.78%             $11,878.06         $  244.74
7          40.71%             2.09%                 22.24%             $12,223.71         $  251.86
8          47.75%             2.09%                 25.79%             $12,579.42         $  259.19
9          55.13%             1.34%                 30.40%             $13,039.83         $  171.65
10         62.89%             1.34%                 35.17%             $13,517.08         $  177.93
TOTAL GAIN AFTER FEES
  AND EXPENSES                                                         $ 3,517.08
TOTAL ANNUAL FEES AND
  EXPENSES PAID                                                                           $2,229.10


CLASS C SHARES


  MAXIMUM SALES CHARGE   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
  --------------------   --------------------------------------   ----------------------
         0.00%                         $10,000.00                           5%



      CUMULATIVE RETURN                                            HYPOTHETICAL YEAR-
        BEFORE FEES &     ANNUAL EXPENSE     CUMULATIVE RETURN     END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES            RATIO        AFTER FEES & EXPENSES    FEES & EXPENSES      EXPENSES(1)
----  -----------------   --------------   ---------------------   ------------------   -------------
1           5.00%             2.09%                  2.91%             $10,291.00         $  212.04
2          10.25%             2.09%                  5.90%             $10,590.47         $  218.21
3          15.76%             2.09%                  8.99%             $10,898.65         $  224.56
4          21.55%             2.09%                 12.16%             $11,215.80         $  231.10
5          27.63%             2.09%                 15.42%             $11,542.18         $  237.82
6          34.01%             2.09%                 18.78%             $11,878.06         $  244.74
7          40.71%             2.09%                 22.24%             $12,223.71         $  251.86
8          47.75%             2.09%                 25.79%             $12,579.42         $  259.19
9          55.13%             2.09%                 29.45%             $12,945.48         $  266.74
10         62.89%             2.09%                 33.22%             $13,322.19         $  274.50
TOTAL GAIN AFTER FEES
  AND EXPENSES                                                         $ 3,322.19
TOTAL ANNUAL FEES AND
  EXPENSES PAID                                                                           $2,420.76



 (1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.


----
 32

APPENDIX A

CLASS D SHARES


  MAXIMUM SALES CHARGE   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
  --------------------   --------------------------------------   ----------------------
         0.00%                         $10,000.00                           5%



      CUMULATIVE RETURN                                            HYPOTHETICAL YEAR-
        BEFORE FEES &     ANNUAL EXPENSE     CUMULATIVE RETURN     END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES            RATIO        AFTER FEES & EXPENSES    FEES & EXPENSES      EXPENSES(1)
----  -----------------   --------------   ---------------------   ------------------   -------------
1           5.00%             2.09%                2.91%               $10,291.00         $  212.04
2          10.25%             2.09%                5.90%               $10,590.47         $  218.21
3          15.76%             2.09%                8.99%               $10,898.65         $  224.56
4          21.55%             2.09%               12.16%               $11,215.80         $  231.10
5          27.63%             2.09%               15.42%               $11,542.18         $  237.82
6          34.01%             2.09%               18.78%               $11,878.06         $  244.74
7          40.71%             2.09%               22.24%               $12,223.71         $  251.86
8          47.75%             2.09%               25.79%               $12,579.42         $  259.19
9          55.13%             2.09%               29.45%               $12,945.48         $  266.74
10         62.89%             2.09%               33.22%               $13,322.19         $  274.50
TOTAL GAIN AFTER FEES
  AND EXPENSES                                                         $ 3,322.19
TOTAL ANNUAL FEES AND
  EXPENSES PAID                                                                           $2,420.76



 (1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.


                                                                            ----

NOTES

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----
 34

NOTES

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                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.



The Statement of Additional Information includes a description of the Fund's policies with respect to the disclosure of its portfolio holdings.



You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's transfer agent or visiting the Fund's website at:



Columbia Management Services, Inc.


P.O. Box 8081


Boston, MA 02266-8081


1-800-345-6611

www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund, including the Statement of Additional Information, by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:


Columbia Funds Series Trust I: 811-4367


- Columbia International Stock Fund

--------------------------------------------------------------------------------

(ColumbiaFunds Logo)
A Member of Columbia Management Group


(C)2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.426.3750 www.columbiafunds.com                            INT-36/115761-1206

COLUMBIA INTERNATIONAL STOCK FUND       Prospectus, January 1, 2007


CLASS G SHARES

Advised by Columbia Management Advisors, LLC


--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   3
Performance History..................................   5
Your Expenses........................................   7

YOUR ACCOUNT                                            9
---------------------------------------------------------
How to Buy Shares....................................   9
Investment Minimums..................................  10
Sales Charges........................................  10
How to Exchange Shares...............................  11
How to Sell Shares...................................  11
Fund Policy on Trading of Fund Shares................  13
Distribution and Service Fees........................  16
Other Information About Your Account.................  17

MANAGING THE FUND                                      21
---------------------------------------------------------
Investment Advisor...................................  21
Portfolio Managers...................................  21
Legal Proceedings....................................  22

FINANCIAL HIGHLIGHTS                                   25
---------------------------------------------------------

APPENDIX A                                             26
---------------------------------------------------------


Class G shares are sold only to investors who received (and who have continuously held) Class G shares in connection with the merger of certain Galaxy Funds into various Columbia Funds (formerly named Liberty Funds).


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its total net assets (plus any borrowings for investment purposes) in stocks issued by companies from at least three countries outside the United States.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
While the Fund's investments are not limited by market capitalization, the Fund intends to invest primarily in companies considered to be large and well-established, based on standards of the applicable country or foreign market. Most of the Fund's stocks will be denominated in foreign currencies. This means that their value will be affected by changes in the exchange rate between the U.S. dollar and foreign currencies.

The Fund intends to invest principally in the equity securities of companies located in the following countries or regions: Australia, Brazil, Canada, China, Denmark, Finland, France, Germany, Hong Kong, India, Ireland, Italy, Japan, Mexico, The Netherlands, New Zealand, Norway, Singapore, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand and the United Kingdom.

The Fund's investment advisor uses a bottom-up analysis to conduct in-depth company research in order to identify attractive securities for investment. Fundamental security analysis is used to evaluate the merits of individual companies being considered for investment. All stocks in the available investment universe will be rated according to a pre-determined set of criteria including measures of relative valuation, operating efficiency, capital discipline, accounting conservatism and timeliness, all of which have demonstrated effectiveness in predicting future out performance. Stocks ranking in the highest levels of attractiveness on these metrics will be subjected to rigorous fundamental evaluation. We look for companies with improving trends in revenue and earnings, rising returns on capital and strong or improving cash generation. Stocks deemed attractive after this second stage of evaluation will comprise the primary list of investment prospects.

The Fund may also invest in securities convertible into or exercisable for stock (including preferred stock, warrants and debentures) and certain options and financial futures contracts (derivatives).

At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.


In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as noted otherwise, approval by the Fund's shareholders is not required to modify or change the Fund's investment strategies.



As part of its investment strategy, the Fund may buy and sell securities frequently. Such trading usually increases portfolio turnover rates, which usually increases the chance that the Fund will pay investors short-term capital gains (which are taxable at higher rates than long-term capital gains). Such trading may also result in higher brokerage commissions and other transaction costs and additional tax liability, which could reduce the Fund's returns.


----
 2

THE FUND

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Because the Fund invests predominantly in foreign securities, the Fund may be particularly susceptible to market timers. Market timers generally attempt to take advantage of the way the Fund prices its shares by trading based on market information they expect will lead to a change in the Fund's net asset value on the next pricing day. Market timing activity may be disruptive to Fund management and, since a market timer's profits are effectively paid directly out of the Fund's assets, negatively impact the investment returns of other shareholders. Although the Fund has adopted certain policies and methods intended to identify and discourage frequent trading based on this strategy, it cannot ensure that all such activity can be identified or terminated.


Investments in emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.


                                                                            ----

THE FUND


The Fund is also subject to foreign currency risk. In managing currency exposure, the Fund may enter into forward currency contracts. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future price set at the time of the contract. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. The Fund will only enter into forward contracts for hedging and not for purposes of speculation. Under normal market conditions, no more than 25% of the Fund's assets may be committed to currency exchange contracts.



Derivatives involve special risks and may result in losses. The Fund may enter into a number of derivative strategies, including those that employ futures and options, swap contracts and inverse floaters to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an interest in an opposite position. Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.


Convertible securities are securities that can be converted into common stock, such as certain debt securities and preferred stock. Convertible securities are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to market risk.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

----
 4

THE FUND

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class G shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class B and Class Z shares, adjusted to reflect the sales charges of Class G shares, compared with those of broad measures of market performance for one year, five years and ten years. All information in this prospectus relating to the Fund for periods prior to October 10, 2005, including the performance information shown below, is that of Columbia International Stock Fund, Inc., the predecessor to the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class G share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.


              The Fund's returns are compared to the Morgan Stanley Capital International Europe, Australasia and Far East Index (the "MSCI EAFE Index") and the Morgan Stanley Capital International All Country World Ex US Index (the "MSCI AC World Ex US Index"). The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI AC World Ex US Index is an index of global stock market performance that includes developed and emerging markets but excludes the U.S. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

             -------------------------------------------------------------------

                                                                            ----

THE FUND

CALENDAR YEAR TOTAL RETURNS (CLASS G)(1)


                                  (BAR CHART)

                       16.59%     11.47%     12.83%     57.93%                                      31.04%     12.49%     12.52%
                                                                   -22.64%    -18.47%    -16.35%
                        1996       1997       1998       1999       2000       2001       2002       2003       2004       2005








            The Class's year-to-date total return          For the periods shown in bar chart:
            through September 30, 2006 was 12.23%          Best quarter: 4th quarter 1999, +34.96%
                                                           Worst quarter: 3rd quarter 2002, -18.71%


 (1) Class G performance information includes returns of the Class B shares for the period from November 1, 2002 through December 31, 2004 and for the periods prior thereto, the Class Z shares (the oldest existing class). These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and the newer class of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been lower, since the newer class of shares are subject to a Rule 12b-1 fee.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2005(1)



                                                              INCEPTION
                                                                DATE            1 YEAR          5 YEARS         10 YEARS
Class G (%)
  Return Before Taxes                                          3/18/05            7.52            1.94            7.32
  Return After Taxes on Distributions                                             7.46            2.05            6.12
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                                          5.28            1.80            5.85
------------------------------------------------------------------------------------------------------------------------
MSCI AC World Ex US Index (%)                                                    17.11            6.66            6.70
------------------------------------------------------------------------------------------------------------------------
MSCI EAFE Index (%)                                                              13.54            4.55            5.84



 (1) Class G performance information includes returns of the Fund's Class B shares for the period from November 1, 2002 through March 18, 2005 and for the periods prior thereto, the Class Z shares (the oldest existing class). These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and the newer class of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been lower, since the newer class of shares are subject to a Rule 12b-1 fee.


----
 6

THE FUND

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------

              UNDERSTANDING EXPENSES

              SALES CHARGES are paid directly by shareholders to Columbia Management Distributors, Inc., the Fund's distributor.


              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, 12b-1 fees, shareholder service fees and other expenses that generally include, but are not limited to, transfer agency, custody and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. Higher transaction costs reduce the Fund's returns.


              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions

              - Class G shares convert to Class A shares after eight years
             -------------------------------------------------------------------


SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)



                                                                CLASS G
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                          0.00
-----------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                                5.00
-----------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)             2.00(1)(2)





 (1) There is a $7.50 charge for wiring sale proceeds to your bank.



 (2) A redemption fee may be charged on shares that were owned for 60 days or less. For information, see "Fund Policy on Trading Fund Shares" below.


                                                                            ----

THE FUND


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)



                                                                CLASS G
Management fee(1) (%)                                            0.83%
-----------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                        0.95%
-----------------------------------------------------------------------
Other expenses(2)(3) (%)                                         0.26%
-----------------------------------------------------------------------
Total annual fund operating expenses(3) (%)                      2.04%





 (1) The Fund pays an investment advisory fee of 0.83%. The Fund's investment advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily assets. The breakpoint schedule for the Fund is as follows; 0.87% for assets up to $500 million; 0.82% for assets in excess of $500 million and up to $1 billion; 0.77% for assets in excess of $1 billion and up to $1.5 billion; 0.72% for assets in excess of $1.5 billion and up to $3 billion; 0.70% for assets in excess of $3 billion and up to $6 billion; and 0.68% for assets in excess of $6 billion.



 (2) Other expenses have been restated to reflect contractual changes to the fees paid by the Fund for the transfer agency services.



 (3) The Fund's transfer agent has voluntarily agreed to waive up to 0.10% of the Fund's transfer agency fee. If this waiver were reflected in the table, the Other Expenses for Class G shares would be 0.16%, and the total annual fund operating expenses for Class G would be 1.94%.



EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)



CLASS                                                            1 YEAR         3 YEARS         5 YEARS         10 YEARS
Class G:  did not sell your shares                                $207          $  640          $1,098           $2,189
          sold all your shares at the end of the period           $707          $1,040          $1,398           $2,189


See Appendix A for additional hypothetical investment and expense information.

----
 8

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that the Fund's transfer agent has all documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for
                       executing the purchase for you.
-----------------------------------------------------------------------------------
By check               For existing accounts, fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                       Management Services, Inc., P.O. Box 8081, Boston, MA
                       02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging Class G shares you own in a different fund distributed by Columbia Management
                       Distributors, Inc. for shares of the same class (and, in
                       some cases, certain other classes) of the Fund at no
                       additional cost. An exchange to another fund may incur a
                       sales charge if the original purchase was not assessed a
                       sales charge. To exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------
By wire                You may purchase shares of the Fund by wiring money from
                       your bank account to your Fund account. To wire funds to
                       your Fund account, call 1-800-422-3737 for wiring
                       instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase of the Fund shares of the Fund by
funds transfer         electronically transferring money from your bank account to your Fund account by calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle
                       and be considered in "good form." You must set up this
                       feature prior to your telephone request. Be sure to complete the appropriate section of the application.
-----------------------------------------------------------------------------------
Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       fund shares of the same class of the Fund at no additional cost. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-345-6611. There may be an additional sales charge if exchanging from a money market fund. Be sure to complete the appropriate section of the
                       account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares (and, in some
                       cases, certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if
                       exchanging from a money market fund. To invest your
                       dividends in the Fund, call 1-800-345-6611.
-----------------------------------------------------------------------------------
Through the            You may purchase Fund shares through the internet. You will
internet               be required to accept the terms of an online agreement and to use a password in order to make internet purchases. The transfer agent has procedures in place to authenticate
                       electronic instructions given via the internet. For more
                       information on internet transactions, or to sign up for
                       internet transactions, please call 1-800-345-6611.


                                                                            ----

YOUR ACCOUNT

INVESTMENT MINIMUMS
--------------------------------------------------------------------------------

The minimum initial investment for Class G shares generally is $2,500. For individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement accounts, the minimum initial investment is $1,000. For non-omnibus group retirement plans, the investment minimums are determined based on the plan's investment rather than the investment of its individual participants. For investors establishing an automatic investment plan, the minimum initial investment is $50. There is no minimum initial investment for omnibus accounts or wrap accounts.



The minimum investment for additional purchases of Class G shares is $50 for all investors.



The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


CLASS G SHARES ARE SOLD ONLY TO INVESTORS WHO RECEIVED (AND WHO HAVE CONTINUOUSLY HELD) CLASS G SHARES IN CONNECTION WITH THE MERGER OF CERTAIN GALAXY FUNDS INTO VARIOUS COLUMBIA FUNDS (FORMERLY NAMED LIBERTY FUNDS).

Please see the Statement of Additional Information for more details on investment minimums.

SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge ("CDSC") when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information.


CLASS G SHARES Your purchases of Class G shares are at Class G's net asset value. Purchases up to $50,000 are allowed in Class G shares assuming the combined value of the customer's total assets in the Columbia funds does not reach $50,000. Purchases in Class G shares that bring the combined value of a customer's total assets to $50,000 or above will be rejected. A customer's total assets may include accounts for immediate family members. Group plan accounts are valued at the plan level. Class G shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission of 4.00% on sales of Class G shares.


CLASS G SALES CHARGES

                                                                     % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                        SHARES ARE SOLD
Through first year                                                        5.00
------------------------------------------------------------------------------------
Through second year                                                       4.00
------------------------------------------------------------------------------------
Through third year                                                        4.00
------------------------------------------------------------------------------------
Through fourth year                                                       4.00
------------------------------------------------------------------------------------
Through fifth year                                                        3.00
------------------------------------------------------------------------------------
Through sixth year                                                        2.00
------------------------------------------------------------------------------------
Through seventh year                                                      1.00
------------------------------------------------------------------------------------
Longer than seven years                                                   0.00


Automatic conversion to Class A shares occurs eight years after purchase.


----
 10

YOUR ACCOUNT

Please see the Statement of Additional Information for the CDSCs and conversion schedules applicable to Class G shares received in exchange for Retail B Shares of the Galaxy Fund purchased or acquired prior to January 1, 2001.

             -------------------------------------------------------------------

              UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

              Certain investments in Class G shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The
              CDSC is applied to the net asset value at the time of
              purchase or sale, whichever is lower. For purposes of
              calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the
              longest.
             -------------------------------------------------------------------

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your Class G shares for Class B or Class G shares of another fund distributed by Columbia Management Distributors, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Class B shares acquired upon exchange of Class G shares may not be further exchanged back into Class G shares unless you continue to hold Class G shares. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


You also may exchange your shares through the internet. You will be required to accept the terms of an online agreement and to use a password in order to make internet exchanges. The transfer agent has procedures in place to authenticate electronic instructions given via the internet. For more information on internet transactions, or to sign up for internet transactions, please call 1-800-345-6611.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) if applicable, you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other

                                                                            ----

YOUR ACCOUNT

legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 10 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


----
 12

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class (or Class
                       B shares for Class G shares) of another fund distributed by
                       Columbia Management Distributors, Inc. at no additional
                       cost. To exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts. For details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or, if
                       applicable, stock power form along with any share
                       certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures
                       must be guaranteed by either a bank, a member firm of a
                       national stock exchange or another eligible guarantor
                       institution that participates in the Medallion Signature
                       Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries,
                       surviving joint owners and individual retirement account
                       owners. For details, call 1-800-345-6611.

                       Mail your letter of instruction to Columbia Management
                       Services, Inc., P.O. Box 8081, Boston, MA 02266-8081
-----------------------------------------------------------------------------------
By wire                You may sell Fund shares and request that the proceeds be
                       wired to your bank. You must set up this feature prior to
                       your request. Be sure to complete the appropriate section of the account application for this feature. Generally, the
                       value of your redemption must be at least equal to $500 in order to have the sale proceeds wired to your bank. There is a $7.50 charge for wiring sale proceeds to your bank. (The transfer agent may waive this fee for omnibus and nominee
                       accounts.) Your bank may charge additional fees for such
                       wire transfer.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semiannual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum
                       account balance requirement has been waived for wrap
                       accounts. This feature is not available if you hold your
                       shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the
                       appropriate section of the account application for this
                       feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares of the Fund and request that the
funds transfer         proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
Through the            You may sell Fund shares through the internet. You will be
Internet               required to accept the terms of an online agreement and to use a password in order to make internet redemptions. The
                       transfer agent has procedures in place to authenticate
                       electronic instructions given via the internet. For more
                       information on internet transactions, or to sign up for
                       internet transactions, please call 1-800-345-6611.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts,

                                                                            ----

YOUR ACCOUNT


the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.


The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, the Fund imposes a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase, as described below.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.


The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Consequently, there is the risk that the Fund may not be able to do anything in response to market timing that occurs in the Fund, which may result in certain shareholders being able to market time the Fund while other shareholders in the Fund bear the burden of such activities.



Certain financial intermediaries (including certain retirement plan service providers whose clients include, among others, various retirement plans sponsored by Bank of America and its affiliates for the benefit of its employees (the "Bank of America retirement service plan providers")) have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above. In particular, the Bank of America retirement service plan providers permit the reinstatement of future purchase orders for shares of the Fund following various suspension periods.


The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

----
 14

YOUR ACCOUNT

The Fund will assess, subject to limited exceptions, a 2.00% redemption fee on the proceeds of Fund shares that are redeemed (either by selling shares or exchanging into another Columbia Fund) within 60 days of the purchase. The redemption fee is paid to the Fund.

The redemption fee is imposed on Fund shares redeemed (including redemptions by exchange) within 60 days of purchase. In determining which shares are being redeemed, we generally apply a first-in, first-out approach. For Fund shares acquired by exchange, the holding period prior to the exchange will not be considered in determining whether to assess the redemption fee.

The redemption fee will not be imposed if you qualify for a waiver and the Fund has received proper notification, unless the waiver is automatic as noted below. We'll redeem any shares that are eligible for a waiver first.

A Fund shareholder won't pay an otherwise applicable redemption fee on any of the following transactions:


- shares sold following the death or disability (as defined in the Internal Revenue Code) of the shareholder, including a registered joint owner


- shares sold by or distributions from participant directed retirement plans, such as 401(k), 403(b), 457, Keogh, profit sharing, and money purchase pension accounts, where the Fund does not have access to information about the individual participant account activity, except where the Fund has received an indication that the plan administrator is able to assess the redemption fee to the appropriate accounts (automatic)

- shares sold by certain investment funds, including those that Columbia Management Advisors, LLC or its affiliates may manage (automatic)

- shares sold as part of an automatic rebalancing within an asset allocation program or by certain wrap programs where the program sponsor has provided assurances reasonably satisfactory to the Fund that the program is not designed to be a vehicle for market timing

- shares sold by accounts maintained by a financial institution or intermediary where the Fund has received information reasonably satisfactory to the Fund indicating that the financial institution or intermediary maintaining the account is unable for administrative reasons to assess the redemption fee to underlying shareholders

- shares sold by an account which has demonstrated a hardship, such as a medical emergency, as determined in the absolute discretion of the Fund

- shares that were purchased by reinvested dividends (automatic)

- shares that are redeemed or exchanged through Columbia Funds' Systematic Withdrawal Plan or similar affiliated or unaffiliated automated plans

- the following retirement plan distributions:

     - lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or following attainment of age 59 1/2 in the case of a "key employee" of a "top heavy"
       plan)


     - distributions from an individual retirement account ("IRA") or Custodial Account under Section 403(b)(7) of the Internal Revenue Code, following attainment of age 59 1/2



The Fund also has the discretion to waive the 2.00% redemption fee if the Fund is in jeopardy of failing the 90% income test or losing its registered investment company qualification for tax purposes.


                                                                            ----

YOUR ACCOUNT

As described above, certain intermediaries do not assess redemption fees to certain categories of redemptions that do not present significant market timing concerns (such as automatic withdrawal plan redemptions). In these situations, the Fund's ability to assess redemption fees is generally limited by the intermediary's policies and, accordingly, no redemption fees will be assessed on such redemptions.

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class G shares and certain services provided to you by your financial advisor. The plan also permits the Fund to pay your financial advisor fees for certain services provided regarding your Class G shares. The annual fee for shareholder liaison services and administration support may equal up to 0.50% for Class G shares. The annual distribution fee may equal up to 0.65% for Class G shares. The Fund does not intend to pay more than a total of 0.95% for Class G shares in distribution and shareholder service fees during the current fiscal year. Distribution and service fees are paid out of the assets of this class. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class G shares automatically convert to Class A shares after eight years, eliminating a portion of these fees upon conversion. See "Your Account -- Sales Charges" or the Statement of Additional Information for the conversion schedules applicable to Class G shares.


FINANCIAL INTERMEDIARY PAYMENTS The Fund's distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Fund's distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.02% and 0.10% (between 0.03% and 0.12% in the case of the money market funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund (other than the money market funds) attributable to the financial intermediary. The Fund's distributor or its affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund.



Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of the


----
 16

YOUR ACCOUNT


total Fund assets for Class G shares in the program on an annual basis. As of September 1, 2005, the Fund's Board of Trustees has authorized the Fund to pay up to 0.11% of total fund assets on an annual basis. The amounts in excess of that paid by a Fund will be borne by the Fund's distributor or its affiliates.



The Fund's distributor or its affiliates may make other payments or allow promotional incentives to financial intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.



Amounts paid by the Fund's distributor or its affiliates are paid out of the distributor's or its affiliates' own revenue and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Funds' distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Fund's distributor or its affiliates has agreed to make marketing support payments in the Fund's Statement of Additional Information, which can be obtained at www.columbiafunds.com or by calling 1-800-345-6611. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Fund's distributor and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular Fund or share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

                                                                            ----

YOUR ACCOUNT

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.


AUTOMATIC SALE OF YOUR SHARES The Fund will automatically sell your shares if the value of your account (treating each Fund account you own separately from any other Fund account you may own) falls below $250. Contingent deferred sales charges will not be applied to shares automatically sold by the Fund. If your shares are sold, the transfer agent will remit the balance of your account to you. The transfer agent will send you written notification at least 30 days in advance of any such automatic sale, which will provide details on how you can add money to your account in order to avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia fund in which you hold shares, or establishing an automatic investment plan. Please contact the transfer agent, review the website at www.columbiafunds.com, call 1-800-345-6611 or contact your investment professional for more information. The automatic sale of shares of accounts valued at less than $250 will take place initially in December 2006 and subsequently in the second quarter of each calendar year.



The Fund may also sell your shares if a financial institution or intermediary instructs the Fund to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the Investment Company Act of 1940.



MINIMUM ACCOUNT BALANCE FEE Beginning in the second quarter of 2007, if the value of your account (treating each Fund account you own separately from any other Fund account you may own) falls below the minimum initial investment applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Contingent deferred sales charges will not be applied to shares automatically sold by the Fund. The Fund reserves the right to lower the account size trigger point for the minimum balance fee in any year for any class of shares when the Fund believes it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons. The transfer agent will reduce the expenses paid by the Fund for transfer agency services by the amount it collects from assessment of this fee. If the Fund has no transfer agency expenses against which to offset the amount collected through assessment of this fee, the transfer agent will pay such amount directly to the Fund. The transfer agent will send you written notification in advance of the imposition of any such fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia fund in which you hold shares, or establishing an automatic investment plan. Please contact the transfer agent, review the website at www.columbiafunds.com, call 1-800-345-6611 or contact your investment professional for more information.



EXCEPTIONS TO THE AUTOMATIC SALE OF YOUR SHARES AND THE MINIMUM ACCOUNT BALANCE FEE The automatic sale of shares of accounts valued at less than $250 and the minimum account balance fee described above do not apply to shareholders holding their shares through broker-dealer networked accounts, wrap fee and omnibus accounts, accounts with active automatic investment plans or payroll deduction plans, accounts that were created by the automatic conversion of Class B shares to Class A shares, accounts that were created by the automatic conversion of Class G shares to Class T shares and certain qualified retirement plans. The automatic sale of shares of accounts valued at less than $250 does not apply to individual retirement plans.


SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund.

----
 18

YOUR ACCOUNT

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS


              The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

             -------------------------------------------------------------------


DISTRIBUTION OPTIONS The Fund distributes any dividends and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.


TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions may also be subject to state and local income taxes.


The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.


                                                                            ----

YOUR ACCOUNT


In general, any distributions of dividends, interest and short-term capital gains (determined by how long the Fund held the investments that generated them) are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax in taxable years beginning before January 1, 2011. Properly designated distribution of long-term capital gains (determined by how long the Fund held the investments that generated them) are generally taxable as such, regardless of how long you have held your Fund shares. Long-term capital gain rates have been temporarily reduced -- in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets -- for taxable years beginning before January 1, 2011. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. The Fund's investments in foreign securities may be subject to foreign withholding taxes. You may be entitled to claim a credit or deduction with respect to foreign taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

----
 20

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, LLC ("Columbia Advisors"), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Advisors is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Advisors runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Advisors is a direct, wholly owned subsidiary of Columbia Management Group, LLC ("CMG"), which in turn is a direct, wholly owned subsidiary of Bank of America, which in turn is a wholly owned subsidiary of Bank of America Corporation, a financial services holding company organized as a Delaware Corporation. Columbia Advisors, a registered investment advisor, has been an investment advisor since 1995.


On September 30, 2005, Columbia Management Advisors, Inc. ("Columbia Management") merged into Columbia Advisors (which prior to September 30, 2005 had been known as Banc of America Capital Management, LLC). Before September 30, 2005, Columbia Management was the investment advisor to the Fund. As a result of the merger, Columbia Advisors is now the investment advisor to the Fund.


For the 2006 fiscal year, aggregate advisory fees paid to Columbia Advisors and/or Columbia Management by the Fund, not including administration, pricing and bookkeeping, and other fees paid to Columbia Advisors and/or Columbia Management by the Fund, amounted to 0.83% of average daily net assets of the Fund. A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is included in the Fund's semi-annual report to shareholders for the period ended February 28, 2006.



PORTFOLIO MANAGERS

--------------------------------------------------------------------------------

FRED COPPER, a portfolio manager of Columbia Advisors, is the lead manager for the Fund and has co-managed the Fund since October, 2005. Mr. Copper has been associated with Columbia Advisors or its predecessors since September, 2005. Prior to September, 2005, Mr. Copper was a senior vice president with Putnam Investments from March, 2001 to September, 2005.



JASMINE (WEILI) HUANG, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since May, 2006. Ms. Huang has been associated with Columbia Advisors or its predecessors since September, 2003. Prior to September, 2003, Ms. Huang held a manager position with Deloitte's management consulting practice from June, 2000 to September, 2003.



TIMOTHY R. ANDERSON, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since May, 2006. Mr. Anderson has been associated with Columbia Advisors since March, 2006. Prior to March, 2006, Mr. Anderson was a portfolio manager with Morgan Stanley from February, 2005 to October, 2005. Prior to February, 2005, Mr. Anderson worked as a technology analyst and portfolio manager at Oaktree Capital Management from March, 2003 to February, 2005. Prior to March, 2003, Mr. Anderson worked as a senior equity analyst at Salomon Smith Barney from June, 2000 to March, 2003.



PAUL J. DIGIACOMO, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since May, 2006. Mr. DiGiacomo has been associated with Columbia Advisors since April, 2006. Prior to April, 2006, Mr. DiGiacomo worked as a sleeve manager and analyst for the domestic and international small-cap core funds with Putnam Investments from August, 2002 to April, 2006.


                                                                            ----

MANAGING THE FUND


DAISUKE NOMOTO, a portfolio manager of Columbia Advisors is a co-manager for the Fund and has co-managed the Fund since May, 2006. Mr. Nomoto has been associated with Columbia Advisors or its affiliates since April, 2005. Prior to April, 2005, Mr. Nomoto served as an equity analyst at Putnam Investments from April, 2003 to March, 2005. Prior to April, 2003, Mr. Nomoto worked at Nissay Asset Management, a subsidiary of Nippon Life Insurance Company, as a senior portfolio manager and equity analyst from April, 1999 to March, 2003.



The Statement of Additional Information provides additional information about the managers' compensation, other accounts managed and ownership of securities in the Fund.


LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements." The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.



Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.



Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has released the proposed plan of distribution for public notice and comment but has not yet approved a final plan of distribution.



As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.



A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.


----
 22

MANAGING THE FUND


In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.



On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.



On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.



On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.



On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.



In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005 naming the Columbia Funds as nominal defendants. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal to the United States Court of Appeals for the First Circuit on December 30, 2005; this appeal is currently pending. The parties have advised the appellate court that they are engaged in settlement discussions and the court has, accordingly, deferred the briefing schedule for the appeal. The


                                                                            ----

MANAGING THE FUND


settlement has not yet been finalized. Any settlement ultimately agreed by the parties will be subject to court approval.



This matter is ongoing. Accordingly, no estimate can be made of the financial impact, if any, of this litigation on any fund.


----
 24

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's Class G financial performance. Information is shown for the Fund's fiscal years since inception, which run from September 1 to August 31, unless otherwise indicated. Certain information reflects financial results for a single Class G share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report containing those financial statements by calling 1-800-426-3750.


THE FUND


                                                             YEAR ENDED       PERIOD ENDED
                                                             AUGUST 31,        AUGUST 31,
                                                                2006            2005(a)
                                                              Class G           Class G
                                                             ----------       ------------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                        15.37             15.06
------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income                                         0.05              0.12
  Net realized and unrealized gain (loss) on investments,
  foreign currency and foreign capital gains tax                3.20              0.19
------------------------------------------------------------------------------------------
Total from Investment Operations                                3.25              0.31
------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
  From net investment income                                   (0.02)               --
  From net realized gains                                      (0.17)               --
------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders                   (0.19)               --
------------------------------------------------------------------------------------------
REDEMPTION FEES:
  Redemption fees added to paid-in capital(b)(c)                  --                --
------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                              18.43             15.37
------------------------------------------------------------------------------------------
Total return (%)(d)(e)                                         21.29              2.06(f)
------------------------------------------------------------------------------------------
RATIO/SUPPLEMENTAL DATA:
Operating expenses(g) (%)                                       1.89              1.93(h)
Interest Expense                                                  --(i)             --
Expenses (%)(g)                                                 1.89              1.93(h)
Net investment income(g)                                        0.32              0.81(h)
Waiver/Reimbursement (%)                                        0.08              0.08(h)
Portfolio turnover rate (%)                                       95                66
Net assets, end of period (in thousands) ($)                   1,215             4,015


 (a) Class G shares were initially offered on March 18, 2005. Per share data and total return reflect activity from that date.

 (b) Per share data was calculated using average shares outstanding during the period.

 (c) Rounds to less than $0.01 per share.

 (d) Total return at net asset value assuming no contingent deferred sales charge.

 (e) Had the Investment Advisor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.

 (f) Not annualized.


 (g) The benefits derived from custody credits had an impact of less than 0.01%.


 (h) Annualized.


 (i) Rounds to less than 0.01%.


                                                                            ----

APPENDIX A

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The chart shows the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class G shares of the Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested and that Class G shares convert to Class A shares after eight years. The annual expense ratios used for the Fund, which are the same as those stated in the Annual Fund Operating Expenses table, are presented in the charts, and are net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge but does not reflect any contingent deferred sales charges which may be payable on redemption. If contingent deferred sales charges were reflected, the "Hypothetical Year-End Balance After Fees and Expenses" amounts shown would be lower and the "Annual Fees and Expenses" amounts shown would be higher.


CLASS G SHARES


  MAXIMUM SALES CHARGE   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
  --------------------   --------------------------------------   ----------------------
         0.00%                         $10,000.00                           5%



      CUMULATIVE RETURN   ANNUAL                           HYPOTHETICAL YEAR-
        BEFORE FEES &     EXPENSE    CUMULATIVE RETURN     END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES         RATIO   AFTER FEES & EXPENSES    FEES & EXPENSES      EXPENSES(1)
----  -----------------   -------  ---------------------   ------------------   -------------
1           5.00%           2.04%          2.96%               $10,296.00         $  207.02
2          10.25%           2.04%          6.01%               $10,600.76         $  213.15
3          15.76%           2.04%          9.15%               $10,914.54         $  219.46
4          21.55%           2.04%         12.38%               $11,237.61         $  225.95
5          27.63%           2.04%         15.70%               $11,570.25         $  232.64
6          34.01%           2.04%         19.13%               $11,912.73         $  239.53
7          40.71%           2.04%         22.65%               $12,265.34         $  246.62
8          47.75%           2.04%         26.28%               $12,628.40         $  253.92
9          55.13%           1.34%         30.91%               $13,090.60         $  172.32
10         62.89%           1.34%         35.70%               $13,569.71         $  178.62
TOTAL GAIN AFTER FEES
  AND EXPENSES                                                 $ 3,569.71
TOTAL ANNUAL FEES AND
  EXPENSES PAID                                                                   $2,189.23



 (1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.


----
 26

NOTES

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                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information includes a description of the Fund's policies with respect to the disclosure of its portfolio holdings.



You can get free copies of the annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's transfer agent or visiting the Fund's website at:



Columbia Management Services, Inc.


P.O. Box 8081


Boston, MA 02266-8081


1-800-345-6611

www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund, including the Statement of Additional Information, by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:


Columbia Funds Series Trust I: 811-4367


- Columbia International Stock Fund

--------------------------------------------------------------------------------

(ColumbiaFunds Logo)
A Member of Columbia Management Group


(C)2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.426.3750  www.columbiafunds.com                           INT-36/115643-1206

COLUMBIA INTERNATIONAL STOCK FUND       Prospectus, January 1, 2007


CLASS Z SHARES

Advised by Columbia Management Advisors, LLC


--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   3
Performance History..................................   5
Your Expenses........................................   7
YOUR ACCOUNT                                            9
---------------------------------------------------------
How to Buy Shares....................................   9
Eligible Investors...................................  10
Sales Charges........................................  11
How to Exchange Shares...............................  12
How to Sell Shares...................................  12
Fund Policy on Trading of Fund Shares................  14
Financial Intermediary Payments......................  16
Other Information About Your Account.................  17

MANAGING THE FUND                                      21
---------------------------------------------------------
Investment Advisor...................................  21
Portfolio Managers...................................  21
Legal Proceedings....................................  22
---------------------------------------------------------

FINANCIAL HIGHLIGHTS                                   24
---------------------------------------------------------

APPENDIX A                                             25
---------------------------------------------------------


Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term capital appreciation by investing, under normal market conditions, at least 80% of its total net assets (plus any borrowings for investment purposes) in stocks issued by companies from at least three countries outside the United States.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
While the Fund's investments are not limited by market capitalization, the Fund intends to invest primarily in companies considered to be large and well-established, based on standards of the applicable country or foreign market. Most of the Fund's stocks will be denominated in foreign currencies. This means that their value will be affected by changes in the exchange rate between the U.S. dollar and foreign currencies.

The Fund intends to invest principally in the equity securities of companies located in the following countries or regions: Australia, Brazil, Canada, China, Denmark, Finland, France, Germany, Hong Kong, India, Ireland, Italy, Japan, Mexico, The Netherlands, New Zealand, Norway, Singapore, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand and the United Kingdom.

The Fund's investment advisor uses a bottom-up analysis to conduct in-depth company research in order to identify attractive securities for investment. Fundamental security analysis is used to evaluate the merits of individual companies being considered for investment. All stocks in the available investment universe will be rated according to a pre-determined set of criteria including measures of relative valuation, operating efficiency, capital discipline, accounting conservatism and timeliness, all of which have demonstrated effectiveness in predicting future out performance. Stocks ranking in the highest levels of attractiveness on these metrics will be subjected to rigorous fundamental evaluation. We look for companies with improving trends in revenue and earnings, rising returns on capital and strong or improving cash generation. Stocks deemed attractive after this second stage of evaluation will comprise the primary list of investment prospects.

The Fund may also invest in securities convertible into or exercisable for stock (including preferred stock, warrants and debentures) and certain options and financial futures contracts (derivatives).

At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.


In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as noted otherwise, approval by the Fund's shareholders is not required to modify or change the Fund's investment strategies.



As part of its investment strategy, the Fund may buy and sell securities frequently. Such trading usually increases portfolio turnover rates, which usually increases the chance that the Fund will pay investors short-term capital gains (which are taxable at higher rates than long-term capital gains). Such trading may also result in higher brokerage commissions and other transaction costs and additional tax liability, which could reduce the Fund's returns.


----
 2

THE FUND

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Because the Fund invests predominantly in foreign securities, the Fund may be particularly susceptible to market timers. Market timers generally attempt to take advantage of the way the Fund prices its shares by trading based on market information they expect will lead to a change in the Fund's net asset value on the next pricing day. Market timing activity may be disruptive to Fund management and, since a market timer's profits are effectively paid directly out of the Fund's assets, negatively impact the investment returns of other shareholders. Although the Fund has adopted certain policies and methods intended to identify and to discourage frequent trading based on this strategy, it cannot ensure that all such activity can be identified or terminated.


Investments in emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.



The Fund is also subject to foreign currency risk. In managing currency exposure, the Fund may enter into forward currency contracts. A forward currency contract involves an agreement to purchase or sell a specified


                                                                            ----

THE FUND

currency at a specified future price set at the time of the contract. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. The Fund will only enter into forward contracts for hedging and not for purposes of speculation. Under normal market conditions, no more than 25% of the Fund's assets may be committed to currency exchange contracts.


Derivatives involve special risks and may result in losses. The Fund may enter into a number of derivative strategies, including those that employ futures and options to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an interest in an opposite position. Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.


Convertible securities are securities that can be converted into common stock, such as certain debt securities and preferred stock. Convertible securities are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to market risk.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

----
 4

THE FUND

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of broad measures of market performance for one year, five years and ten years. All information in this prospectus relating to the Fund for periods prior to October 10, 2005, including the performance information shown below, is that of Columbia International Stock Fund, Inc., the predecessor to the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted below, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.


              The Fund's returns are compared to the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE Index") and the Morgan Stanley Capital International All Country World Ex US Index ("MSCI AC World Ex US Index"). The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI AC World Ex US Index is an index of global stock market performance that includes developed and emerging markets but excludes the U.S. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

             -------------------------------------------------------------------

                                                                            ----

THE FUND

CALENDAR YEAR TOTAL RETURNS (CLASS Z)



                                  (BAR CHART)

                       16.59%     11.47%     12.83%     57.93%                                      33.08%     13.97%     13.66%
                                                                   -22.64%    -18.47%    -16.10%
                        1996       1997       1998       1999       2000       2001       2002       2003       2004       2005





            The Class's year-to-date total return             For the periods shown in bar chart:
            through September 30, 2006 was +13.06%.           Best quarter: 4th quarter 1999, +34.96%
                                                              Worst quarter: 3rd quarter 2002, -18.71%


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2005



                                                              INCEPTION
                                                                DATE            1 YEAR         5 YEARS         10 YEARS
Class Z (%)                                                   10/1/92
  Return Before Taxes                                                           13.66            3.35            7.76
  Return After Taxes on Distributions                                           13.46            3.43            6.54
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                                         9.46            3.03            6.25
-----------------------------------------------------------------------------------------------------------------------
MSCI AC World Ex US Index (%)                                                   17.11            6.66            6.70
-----------------------------------------------------------------------------------------------------------------------
MSCI EAFE Index (%)                                                             13.54            4.55            5.84


----
 6

THE FUND

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------

              UNDERSTANDING EXPENSES


              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other expenses that generally include, but are not limited to, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. Higher transaction costs reduce the Fund's returns.


              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions
             -------------------------------------------------------------------


SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)



Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                   0.00
------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                                         0.00
------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                       2.00(1)(2)



 (1) There is a $7.50 charge for wiring sale proceeds to your bank.



 (2) A redemption fee may be charged on shares that were owned for 60 days or less. For more information, see "Fund Policy on Trading of Fund Shares" below.


                                                                            ----

THE FUND


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)



Management fee(1) (%)                                         0.83
------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                     0.00
------------------------------------------------------------------
Other expenses(2)(3) (%)                                      0.26
------------------------------------------------------------------
Total annual fund operating expenses(2) (%)                   1.09





 (1) The Fund pays an investment advisory fee of 0.83%. The Fund's investment advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The Investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily assets. The breakpoint schedule for the Fund is as follows; 0.87% for assets up to $500 million; 0.82% for assets in excess of $500 million and up to $1 billion; 0.77% for assets in excess of $1 billion and up to $1.5 billion; 0.72% for assets in excess of $1.5 billion and up to $3 billion; 0.70% for assets in excess of $3 billion and up to $6 billion; and 0.68% for assets in excess of $6 billion.



 (2) Other expenses have been restated to reflect contractual changes to the fees paid by the Fund for transfer agency services.



 (3) The Fund's transfer agent has voluntarily agreed to waive up to 0.10% of the Fund's transfer agency fee. If this waiver were reflected in the table, the Other Expenses for Class Z shares would be 0.16%, and the total annual fund operating expenses for Class Z would be 0.99%.



EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)



  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $111     $347      $601      $1,329


See Appendix A for additional hypothetical investment and expense information.

----
 8

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with Columbia Management Services, Inc. or your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for
                       executing the purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts send a completed application and check made
(new account)          payable to the Fund to, Columbia Management Services, Inc.,
                       P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                       Management Services, Inc., P.O. Box 8081, Boston, MA
                       02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Management Distributors, Inc.
                       for shares of the same class or Class A of the Fund at no
                       additional cost. To exchange by telephone, call
                       1-800-422-3737. Please see "How to Exchange Shares" for more information.
-----------------------------------------------------------------------------------
By wire                You may purchase shares of the Fund by wiring money from
                       your bank account to your Fund account. To wire funds to
                       your Fund account, call 1-800-422-3737 for wiring
                       instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application.
-----------------------------------------------------------------------------------
Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       fund shares of the same class of the Fund at no additional cost. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the
                       Fund, call 1-800-345-6611.
-----------------------------------------------------------------------------------
Through the            You may purchase Fund shares through the internet. You will
Internet               be required to accept the terms of an online agreement and to use a password in order to make internet purchases. The transfer agent has procedures in place to authenticate
                       electronic instructions given via the internet. For more
                       information on internet transactions, or to sign up for the internet transactions, please call 1-800-345-6611.


                                                                            ----

YOUR ACCOUNT

ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Class Z shares of the Fund generally are available only to certain "grandfathered" shareholders and to investors holding accounts with intermediaries that assess account level fees for the services they provide. Please read the following section for a more detailed description of the eligibility requirements. The Eligible Investors described below are subject to different minimum initial investment requirements.


Eligibility for certain waivers, exemptions or share classes by new or existing investors may not be readily available or accessible through all intermediaries or all types of accounts offered by a broker-dealer, bank, third-party administrator or other financial institution (each commonly referred to as an "intermediary"). Accessibility of these waivers through a particular intermediary may also change at any time. If you believe you are eligible to purchase shares under a specific exemption, but are not permitted by your intermediary to do so, please contact your intermediary. You may be asked to provide information, including account statements and other records, regarding your eligibility.


Eligible Investors and their applicable investment minimums are as follows:

NO MINIMUM INITIAL INVESTMENT


- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover;



- Any omnibus group retirement plan for which an intermediary or other entity provides services and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent; and



- Health Savings Accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.


$1,000 MINIMUM INITIAL INVESTMENT


- Any individual retirement account of an Eligible Investor who would otherwise be subject to a $2,500 minimum initial investment or group retirement plan that is not held in an omnibus manner for which an intermediary or other entity provides services and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.



$2,500 MINIMUM INITIAL INVESTMENT



- Any client of Bank of America Corporation or a subsidiary purchasing shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;



- Any investor purchasing through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code;



- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Management Distributors, Inc. (i) who


----
 10

YOUR ACCOUNT


  holds Class Z shares; (ii) who held Primary A shares prior to August 22, 2005;
  (iii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iv) who purchased certain no-load shares of a fund merged with a fund distributed by Columbia Management Distributors, Inc.;



- Any trustees or director (or family member of a trustee or director) of any fund distributed by Columbia Management Distributors, Inc.;



- Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary;



- Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent (each investor purchasing through an intermediary must independently satisfy the $2,500 minimum requirement);



- Any institutional investor which is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization; which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933; or



- Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies, or foundations purchasing shares of its own account, including Bank of America Corporation, its affiliates, or subsidiaries.



The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $50 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

                                                                            ----

YOUR ACCOUNT


             -------------------------------------------------------------------
              CHOOSING A SHARE CLASS

              The Fund offers one class of shares in this prospectus --
              CLASS Z.

              The Fund also offers five additional classes of shares -- Class A, B, C, D and G shares are available through separate prospectuses. Each share class has its own sales charge and expense structure.


              Broker-dealers, investment advisors or financial planners selling mutual fund shares may offer their clients more than one class of shares in a fund with different pricing options. This allows you and your financial advisor to choose among different types of sales charges and different levels of ongoing operating expenses, depending on the investment programs your financial advisor offers. Investors should consider carefully any separate transactions and other fees charged by these programs in connection with investing in any available share class before selecting a share class.


              Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

              In general, anyone who is eligible to purchase Class Z
              shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.
             -------------------------------------------------------------------

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Management Distributors, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification number available when calling.


Certain restrictions apply to participants in Health Savings Accounts, including the limitation that participants may exchange their shares only for shares of other funds currently enrolled in the program.



You also may exchange your shares through the internet. You will be required to accept the terms of an online agreement and to use a password in order to make internet exchanges. The transfer agent has procedures in place to authenticate electronic instructions given via the internet. For more information on internet transactions, or to sign up for internet transactions, please call 1-800-345-6611.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents,

----
 12

YOUR ACCOUNT

fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 10 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares of the Fund by exchanging from the Fund into Class Z shares or Class A
                       shares (only if Class Z is not offered) of another fund
                       distributed by Columbia Management Distributors, Inc. at no additional cost. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts and Health Savings Accounts. For
                       details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a
                       member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature
                       Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries,
                       surviving joint owners and individual retirement account
                       owners. For details, call 1-800-345-6611.

                       Mail your letter of instruction to Columbia Management
                       Services, Inc., P.O. Box 8081, Boston, MA 02266-8081
-----------------------------------------------------------------------------------
By wire                You may sell Fund shares and request that the proceeds be
                       wired to your bank. You must set up this feature prior to
                       your request. Be sure to complete the appropriate section of the account application for this feature. Generally, the
                       value of your redemption must be at least equal to $500 in order to have the sale proceeds wired to your bank. There is a $7.50 charge for wiring sale proceeds to your bank. (The transfer agent may waive this fee for omnibus and nominee
                       accounts.) Your bank may charge additional fees for such
                       wire transfer.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum
                       account balance requirement has been waived for wrap
                       accounts. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares of the Fund and request that the
funds transfer         proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
Through the            You may sell Fund shares through the internet. You will be
Internet               required to accept the terms of an online agreement and to use a password in order to make internet redemptions. The
                       transfer agent has procedures in place to authenticate
                       electronic instructions given via the internet. For more
                       information on internet transactions, or to sign up for
                       internet transactions, please call 1-800-345-6611.


                                                                            ----

YOUR ACCOUNT

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.


The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.


The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, the Fund imposes a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase, as described below.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.


The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Consequently, there is the risk that the Fund may not be able to do anything in response to market timing that occurs in the Fund, which may result in certain shareholders being able to market time the Fund while other shareholders in the Fund bear the burden of such activities.


----
 14

YOUR ACCOUNT


Certain financial intermediaries (including certain retirement plan service providers whose clients include, among others, various retirement plans sponsored by Bank of America and its affiliates for the benefit of its employees (the "Bank of America retirement service plan providers")) have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above. In particular, the Bank of America retirement service plan providers permit the reinstatement of future purchase orders for shares of the Fund following various suspension periods.


The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

The Fund will assess, subject to limited exceptions, a 2.00% redemption fee on the proceeds of Fund shares that are redeemed (either by selling shares or exchanging into another Columbia Fund) within 60 days of the purchase. The redemption fee is paid to the Fund.

The redemption fee is imposed on Fund shares redeemed (including redemptions by exchange) within 60 days of purchase. In determining which shares are being redeemed, we generally apply a first-in, first-out approach. For Fund shares acquired by exchange, the holding period prior to the exchange will not be considered in determining whether to assess the redemption fee.

The redemption fee will not be imposed if you qualify for a waiver and the Fund has received proper notification, unless the waiver is automatic as noted below. We'll redeem any shares that are eligible for a waiver first.

A Fund shareholder won't pay an otherwise applicable redemption fee on any of the following transactions:


- shares sold following the death or disability (as defined in the Internal Revenue Code) of the shareholder, including a registered joint owner



- shares sold by or distributions from participant directed retirement plans, such as 401(k), 403(b), 457, Keogh, profit sharing, and money purchase pension accounts, where the Fund does not have access to information about the individual participant account activity, except where the Fund has received an indication that the plan administrator is able to assess the redemption fee to the appropriate accounts (automatic)


- shares sold by certain investment funds, including those that Columbia Management Advisors, LLC or its affiliates may manage (automatic)

- shares sold as part of an automatic rebalancing within an asset allocation program or by certain wrap programs where the program sponsor has provided assurances reasonably satisfactory to the Fund that the program is not designed to be a vehicle for market timing

- shares sold by accounts maintained by a financial institution or intermediary where the Fund has received information reasonably satisfactory to the Fund indicating that the financial institution or intermediary maintaining the account is unable for administrative reasons to assess the redemption fee to underlying shareholders

- shares sold by an account which has demonstrated a hardship, such as a medical emergency, as determined in the absolute discretion of the Fund

                                                                            ----

YOUR ACCOUNT

- shares that were purchased by reinvested dividends (automatic)

- shares that are redeemed or exchanged through Columbia Funds' Systematic Withdrawal Plan or similar affiliated or unaffiliated automated plans

- the following retirement plan distributions:

  - lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or following attainment of age 59 1/2 in the case of a "key employee" of a "top heavy" plan)


  - distributions from an individual retirement account ("IRA") or Custodial Account under Section 403(b)(7) of the Internal Revenue Code, following attainment of age 59 1/2



The Fund also has the discretion to waive the 2.00% redemption fee if the Fund is in jeopardy of failing the 90% income test or losing its registered investment company qualification for tax purposes.


As described above, certain intermediaries do not assess redemption fees to certain categories of redemptions that do not present significant market timing concerns (such as automatic withdrawal plan redemptions). In these situations, the Fund's ability to assess redemption fees is generally limited by the intermediary's policies and, accordingly, no redemption fees will be assessed on such redemptions.


FINANCIAL INTERMEDIARY PAYMENTS

--------------------------------------------------------------------------------

The Fund's distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Fund's distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.02% and 0.10% (between 0.03% and 0.12% in the case of the money market funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund (other than the money market funds) attributable to the financial intermediary. The Fund's distributor or its affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund.



Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or


----
 16

YOUR ACCOUNT


shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.40% of the total Fund assets for Class Z shares in the program on an annual basis. As of September 1, 2005, the Fund's Board of Trustees has authorized the Fund to pay up to 0.11% of total fund assets on an annual basis. The amounts in excess of that paid by a Fund will be borne by the Fund's distributor or its affiliates.



The Fund's distributor or its affiliates may make other payments or allow promotional incentives to financial intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.



Amounts paid by the Fund's distributor or its affiliates are paid out of the distributor's or its affiliates' own revenue and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Fund's distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Fund's distributor or its affiliates has agreed to make marketing support payments in the Fund's Statement of Additional Information, which can be obtained at www.columbiafunds.com or by calling 1-800-345-6611. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Fund's distributor and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular fund or share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur

                                                                            ----

YOUR ACCOUNT

between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.


AUTOMATIC SALE OF YOUR SHARES The Fund will automatically sell your shares if the value of your account (treating each Fund account you own separately from any other Fund account you may own) falls below $250. Contingent deferred sales charges will not be applied to shares automatically sold by the Fund. If your shares are sold, the transfer agent will remit the balance of your account to you. The transfer agent will send you written notification at least 30 days in advance of any such automatic sale, which will provide details on how you can add money to your account in order to avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia fund in which you hold shares, or establishing an automatic investment plan. Please contact the transfer agent, review the website at www.columbiafunds.com, call 1-800-345-6611 or contact your investment professional for more information. The automatic sale of shares of accounts valued at less than $250 will take place initially in December 2006 and subsequently in the second quarter of each calendar year.



The Fund may also sell your shares if a financial institution or intermediary instructs the Fund to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the Investment Company Act of 1940.



MINIMUM ACCOUNT BALANCE FEE Beginning in the second quarter of 2007, if the value of your account (treating each Fund account you own separately from any other Fund account you may own) falls below the minimum initial investment applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Contingent deferred sales charges will not be applied to shares automatically sold by the Fund. The Fund reserves the right to lower the account size trigger point for the minimum balance fee in any year for any class of shares when the Fund believes it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons. The transfer agent will reduce the expenses paid by the Fund for transfer agency services by the amount it collects from assessment of this fee. If the Fund has no transfer agency expenses against which to offset the amount collected through assessment of this fee, the transfer agent will pay such amount directly to the Fund. The transfer agent will send you written notification in advance of the imposition of any such fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia fund in which you hold shares, or establishing an automatic investment plan. Please contact the transfer agent, review the website at www.columbiafunds.com, call 1-800-345-6611 or contact your investment professional for more information.



EXCEPTIONS TO THE AUTOMATIC SALE OF YOUR SHARES AND THE MINIMUM ACCOUNT BALANCE FEE The automatic sale of shares of accounts valued at less than $250 and the minimum account balance fee described above do not apply to shareholders holding their shares through broker-dealer networked accounts, wrap fee and omnibus accounts, accounts with active automatic investment plans or payroll deduction plans, accounts that were created by the automatic conversion of Class B shares to Class A shares, accounts that were created by the automatic conversion of Class G shares to Class T shares, certain qualified retirement plans or Health Savings Accounts. The automatic sale of shares of accounts valued at less than $250 does not apply to individual retirement plans.


----
 18

YOUR ACCOUNT

SHARE CERTIFICATES Share certificates are not available for Class Z shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

DISTRIBUTION OPTIONS The Fund distributes any dividends and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
-----------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
-----------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
-----------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.



TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account or a Health Savings Account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.



In general, any distributions of dividends, interest and short-term capital gains determined by how long the Fund held the investments that generated them are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. Properly designated distributions of long-term capital gains (determined by how long the Fund held the investments that generated them) are generally taxable as such, regardless of how long you have held your Fund


                                                                            ----

YOUR ACCOUNT

shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. The Fund's investments in foreign securities may be subject to foreign withholding taxes. You may be entitled to claim a credit or deduction with respect to foreign taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

----
 20

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, LLC ("Columbia Advisors"), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Advisors is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Advisors runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Advisors is a direct, wholly owned subsidiary of Columbia Management Group, LLC ("CMG"), which in turn is a direct, wholly owned subsidiary of Bank of America, which in turn is a wholly owned banking subsidiary of Bank of America Corporation, a financial services holding company organized as a Delaware corporation. Columbia Advisors, a registered investment advisor, has been an investment advisor since 1995.


On September 30, 2005, Columbia Management Advisors, Inc. ("Columbia Management") merged into Columbia Advisors (which prior to September 30, 2005 had been known as Banc of America Capital Management, LLC). Before September 30, 2005 Columbia Management was the investment advisor to the Fund. As a result of the merger, Columbia Advisors is now the investment advisor to the Fund.


For the 2006 fiscal year, aggregate advisory fees paid to Columbia Advisors and/or Columbia Management by the Fund, not including administration, pricing and bookkeeping and other fees paid to Columbia Advisors and/or Columbia Management by the Fund, amounted to 0.83% of average daily net assets of the Fund. A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is included in the Fund's semi-annual report to shareholders for the period ended February 28, 2006.



PORTFOLIO MANAGERS

--------------------------------------------------------------------------------

FRED COPPER, a portfolio manager of Columbia Advisors, is the lead manager for the Fund and has co-managed the Fund since October, 2005. Mr. Copper has been associated with Columbia Advisors or its predecessors since September, 2005. Prior to September, 2005, Mr. Copper was a senior vice president with Putnam Investments from March, 2001 to September, 2005.



JASMINE (WEILI) HUANG, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since May, 2006. Ms. Huang has been associated with Columbia Advisors or its predecessors since September, 2003. Prior to September, 2003, Ms. Huang held a manager position with Deloitte's management consulting practice from June, 2000 to September, 2003.



TIMOTHY R. ANDERSON, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since May, 2006. Mr. Anderson has been associated with Columbia Advisors since March, 2006. Prior to March, 2006, Mr. Anderson was a portfolio manager with Morgan Stanley from February, 2005 to October, 2005. Prior to February, 2005, Mr. Anderson worked as a technology analyst and portfolio manager at Oaktree Capital Management from March, 2003 to February, 2005. Prior to March, 2003, Mr. Anderson worked as a senior equity analyst at Salomon Smith Barney from June, 2000 to March, 2003.



PAUL J. DIGIACOMO, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since May, 2006. Mr. DiGiacomo has been associated with Columbia Advisors since April, 2006. Prior to April, 2006, Mr. DiGiacomo worked as a sleeve manager and analyst for the domestic and international small-cap core funds with Putnam Investments from August, 2002 to April, 2006.



DAISUKE NOMOTO, a portfolio manager of Columbia Advisors is a co-manager for the Fund and has co-managed the Fund since May, 2006. Mr. Nomoto has been associated with Columbia Advisors or its affiliates since April, 2005. Prior to April, 2005, Mr. Nomoto served as an equity analyst at Putnam Investments from April, 2003 to March, 2005. Prior to April, 2003, Mr. Nomoto worked at Nissay Asset Management, a subsidiary of


                                                                            ----

MANAGING THE FUND


Nippon Life Insurance Company, as a senior portfolio manager and equity analyst from April, 1999 to March, 2003.



The Statement of Additional Information provides additional information about the managers' compensation, other accounts managed and ownership of securities in the Fund.


LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements." The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.



Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.



Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has released the proposed plan of distribution for public notice and comment but has not yet approved a final plan of distribution.



As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.



A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.



In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.



On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated


----
 22

MANAGING THE FUND


complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.



On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.



On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.



On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.



In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005 naming the Columbia Funds as nominal defendants. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal to the United States Court of Appeals for the First Circuit on December 30, 2005; this appeal is currently pending. The parties have advised the appellate court that they are engaged in settlement discussions and the court has, accordingly, deferred the briefing schedule for the appeal. The settlement has not yet been finalized. Any settlement ultimately agreed by the parties will be subject to court approval.



This matter is ongoing. Accordingly, no estimate can be made of the financial impact, if any, of this litigation on any fund.


                                                                            ----

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the last six fiscal periods, which run from September 1 to August 31, unless otherwise indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report containing those financial statements by calling 1-800-426-3750.


THE FUND

                                                        YEAR                 YEAR                 YEAR
                                                       ENDED                ENDED                ENDED
                                                       AUGUST               AUGUST               AUGUST
                                                        31,                  31,                  31,
                                                        2006                 2005                 2004
                                                      Class Z             Class Z              Class Z
                                                     ---------             -------              -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                  15.85               13.14                11.40
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income (loss)                            0.29(c)             0.25(c)              0.11(c)
  Net realized and unrealized gain (loss) on
  investments, foreign currency and foreign capital
  gains tax                                               3.23                2.53                 1.67
---------------------------------------------------------------------------------------------------------
Total from Investment Operations                          3.52                2.78                 1.78
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  From net investment income                             (0.17)              (0.07)               (0.04)
  From net realized gains                                (0.17)                 --                   --
  Return of capital                                         --                  --                   --
---------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders             (0.34)              (0.07)               (0.04)
---------------------------------------------------------------------------------------------------------
REDEMPTION FEES:
  Redemption fees added to paid-in capital                  --(c)(d)            --(c)(d)             --(c)(d)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                        19.03               15.85                13.14
---------------------------------------------------------------------------------------------------------
Total return(e)                                          22.45(f)            21.20(f)             15.65(f)
---------------------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Operating expenses(h) (%)                                 0.94                1.00                 1.10
Interest expense (%)                                        --(j)               --                   --
Expenses (%)(h)                                           0.94                1.00                 1.10
Net investment income (loss)(h)                           1.63                1.71                 0.81
Waiver/Reimbursement (%)                                  0.08                0.10                 0.18
Portfolio turnover rate (%)                                 95                  66                   90
Net assets, end of period (in thousands) ($)         1,005,878             964,495              558,082


                                                       PERIOD
                                                       ENDED                        YEAR ENDED
                                                     AUGUST 31,                    DECEMBER 31,
                                                      2003(a)               2002(b)              2001
                                                     Class Z               Class Z             Class Z
                                                      -------               -------             -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                 10.05                 12.03               14.77
---------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income (loss)                           0.07(c)                 --(c)(d)          0.01
  Net realized and unrealized gain (loss) on
  investments, foreign currency and foreign capital
  gains tax                                              1.27                 (1.94)              (2.74)
---------------------------------------------------
Total from Investment Operations                         1.34                 (1.94)              (2.73)
---------------------------------------------------
LESS DISTRIBUTIONS:
  From net investment income                               --                 (0.01)              (0.01)
  From net realized gains                                  --                    --                  --
  Return of capital                                        --                 (0.03)                 --
---------------------------------------------------
Total Distributions Declared to Shareholders               --                 (0.04)              (0.01)
---------------------------------------------------
REDEMPTION FEES:
  Redemption fees added to paid-in capital               0.01(c)                 --                  --
---------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                       11.40                 10.05               12.03
---------------------------------------------------
Total return(e)                                         13.43(f)(g)          (16.10)(f)          (18.47)
---------------------------------------------------
RATIO TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Operating expenses(h) (%)                                1.47(i)               1.49                1.56
Interest expense (%)                                       --                    --                  --
Expenses (%)(h)                                          1.47(i)               1.49                1.56
Net investment income (loss)(h)                          1.03(i)              (0.02)               0.06
Waiver/Reimbursement (%)                                 0.12(i)               0.12                  --
Portfolio turnover rate (%)                                43(g)                 96                 130
Net assets, end of period (in thousands) ($)          248,718               143,332             135,626


 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) On November 1, 2002, the existing Fund shares were renamed Class Z shares.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Rounds to less than $0.01 per share.

 (e) Total return at net asset value assuming all distributions reinvested.

 (f) Had the Investment Advisor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.

 (g) Not annualized.


 (h) The benefits derived from custody credits had an impact of less than 0.01%.


 (i) Annualized.


 (j) Rounds to less than 0.01%.


----
 24

APPENDIX A

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION


The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The chart shows the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart, and is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower.


CLASS Z SHARES


        MAXIMUM SALES CHARGE          INITIAL HYPOTHETICAL INVESTMENT AMOUNT         ASSUMED RATE OF RETURN
               0.00%                               $10,000.00                                  5%



       CUMULATIVE                      CUMULATIVE      HYPOTHETICAL
      RETURN BEFORE                   RETURN AFTER   YEAR-END BALANCE
         FEES &          ANNUAL          FEES &        AFTER FEES &     ANNUAL FEES &
YEAR    EXPENSES      EXPENSE RATIO     EXPENSES         EXPENSES        EXPENSES(1)
1         5.00%           1.09%           3.91%         $10,391.00        $  111.13
2        10.25%           1.09%           7.97%         $10,797.29        $  115.48
3        15.76%           1.09%          12.19%         $11,219.46        $  119.99
4        21.55%           1.09%          16.58%         $11,658.14        $  124.68
5        27.63%           1.09%          21.14%         $12,113.98        $  129.56
6        34.01%           1.09%          25.88%         $12,587.63        $  134.62
7        40.71%           1.09%          30.80%         $13,079.81        $  139.89
8        47.75%           1.09%          35.91%         $13,591.23        $  145.36
9        55.13%           1.09%          41.23%         $14,122.65        $  151.04
10       62.89%           1.09%          46.75%         $14,674.84        $  156.95
TOTAL GAIN AFTER FEES AND EXPENSES                      $ 4,674.84
TOTAL ANNUAL FEES AND EXPENSES PAID                                       $1,328.70



 (1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.


                                                                            ----

NOTES

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 26

NOTES

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                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information includes a description of the Fund's policies with respect to the disclosure of its portfolio holdings.



You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's transfer agent or visiting the Fund's website at:



Columbia Management Services, Inc.


P.O. Box 8081


Boston, MA 02266-8081


1-800-345-6611

www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund, including the Statement of Additional Information, by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:


Columbia Funds Series Trust I: 811-4367


   - Columbia International Stock Fund

--------------------------------------------------------------------------------

(ColumbiaFunds Logo)
   A MEMBER OF COLUMBIA MANAGEMENT GROUP


   (C)2007 Columbia Management Distributors, Inc.

   One Financial Center, Boston, MA 02111-2621

   800.426.3750 www.columbiafunds.com                         INT-36/115553-1206

COLUMBIA FEDERAL SECURITIES FUND            Prospectus, January 1, 2007


CLASS A, B AND C SHARES

Advised by Columbia Management Advisors, LLC


--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                                2
---------------------------------------------------------
Investment Goals.....................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   3
Performance History..................................   4
Your Expenses........................................   6

YOUR ACCOUNT                                            8
---------------------------------------------------------
How to Buy Shares....................................   8
Investment Minimums..................................   9
Sales Charges........................................   9
How to Exchange Shares...............................  13
How to Sell Shares...................................  14
Fund Policy on Trading of Fund Shares................  16
Distribution and Service Fees........................  18
Other Information About Your Account.................  20


MANAGING THE FUND                                      24
---------------------------------------------------------
Investment Advisor...................................  24
Portfolio Manager....................................  24
Legal Proceedings....................................  24


OTHER INVESTMENT
STRATEGIES AND RISKS                                   27
---------------------------------------------------------

FINANCIAL HIGHLIGHTS                                   28
---------------------------------------------------------


APPENDIX A                                             31
---------------------------------------------------------


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks as high a level of current income and total return as is consistent with prudent risk.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. government securities, including U.S. treasuries and securities of various U.S. government agencies and instrumentalities. Agency securities include mortgage-backed securities, which represent interests in pools of mortgages. Certain securities of U.S. government agencies and instrumentalities in which the Fund invests are neither issued nor guaranteed by the U.S. Treasury. Such securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality, and, as a result, may be subject to greater issuer risk than securities issued or guaranteed by the U.S. Treasury.

The Fund may also invest up to 20% of its assets in corporate bonds or mortgage- or asset-backed securities that are issued by private entities. These securities must be rated investment grade by Moody's Investors Service, Inc., Standard & Poor's or Fitch, Inc. The Fund may participate in mortgage dollar rolls.

The Fund has wide flexibility to vary its allocation among different types of U.S. government securities and the securities of non-governmental issuers based on the Fund's investment advisor's judgment of which types of securities will outperform the others. In selecting investments for the Fund, the advisor considers a security's expected income together with its potential to rise or fall in price.

The Fund generally maintains a duration of greater than three years and less than ten years. As a result, the Fund's portfolio has market risks and an expected average life comparable to intermediate- to long-term bonds. The advisor may vary the Fund's duration depending on its forecast of interest rates and market conditions. For example, when interest rates are expected to increase, the advisor may shorten the duration, and vice versa.

             -------------------------------------------------------------------

              UNDERSTANDING DURATION


              DURATION is the most common measure of the interest rate risk of a bond. It measures the sensitivity of the bond's price to changes in interest rates. A fund's duration is the weighted average of the durations of the securities in which the fund invests. Generally, the shorter a fund's duration, the less its share price will change when there is a change in interest rates.



              The advisor uses duration management to control some of the risk of investing in the Fund.


                                  THE FUND'S AVERAGE DURATION
                                  -------------------------------------------------------------
                                                     Duration Range (years)
                                       0    1    2    3    4    5    6    7    8    9   10
                                      -----------------------------------------------------

                                                     --------------------------------------

                                  -------------------------------------------------------------

             -------------------------------------------------------------------

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

----
 2

THE FUND

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably among comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.


Because the Fund may invest in debt securities issued or supported by private entities, including corporate bonds, municipal bonds, and mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income. The Fund's investments in securities issued by U.S. government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA"), are not funded by congressional appropriations and are neither guaranteed nor insured by the U.S. government. Furthermore, no assurances can be given that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.


Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in asset-backed and mortgage-backed securities. With respect to investments in mortgage-backed securities, prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, asset-backed and mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

Mortgage dollar rolls are transactions in which the Fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. These transactions simulate an investment in mortgage-backed securities and have the potential to enhance the Fund's returns and reduce its administrative burdens, compared with holding mortgage-backed securities directly. Mortgage dollar rolls involve the risks that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the other party may default on its obligations. These transactions may increase the Fund's portfolio turnover rate.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                            ----

THE FUND

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of broad measures of market performance for one year, five years and ten years. All information in this prospectus relating to the Fund for periods prior to September 26, 2005, including the performance information shown below, is that of Columbia Federal Securities Fund, a series of Columbia Funds Trust III, the predecessor to the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges. Class B share returns do not reflect Class A share returns after conversion of Class B shares to Class A shares (see "Your Account -- Sales Charges" below).

              The Fund's returns are compared to the Citigroup Government/Mortgage Index ("Citigroup Index"), an unmanaged index that is a combination of the Citigroup U.S. Government
              Index ("Government Index") and the Citigroup Mortgage Index ("Mortgage Index"). The Government Index tracks the performance of the Treasury and Government-Sponsored Indices within the U.S. Broad Investment Grade Bond Index. The
              Mortgage Index tracks the performance of the mortgage
              component of the U.S. BIG Bond Index, comprising 30- and
              15-year GNMA, FNMA and FHLMC pass-throughs and FNMA and FHLMC balloon mortgages. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. The Fund's returns are also compared to the average return of the funds included in the Lipper
              General U.S. Government Funds Category ("Lipper Average"), as calculated by Lipper, Inc. This category is composed of funds with investment objectives similar to those of the Fund.
              Sales charges are not reflected in the Lipper Average.
             -------------------------------------------------------------------

----
 4

THE FUND

CALENDAR YEAR TOTAL RETURNS (CLASS A)

                                  (BAR CHART)

                        0.96%      9.89%      9.11%                12.26%      6.74%      9.32%      2.00%      3.85%      2.23%
                                                        -4.29%
                        1996       1997       1998       1999       2000       2001       2002       2003       2004       2005




            The Class's year-to-date total return         For the periods shown in bar chart:
            through September 30, 2006 was +2.53%.        Best quarter: 3rd quarter 1998, +5.85%
                                                          Worst quarter: 1st quarter 1996, -3.68%


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2005



                                                                1 YEAR          5 YEARS         10 YEARS
Class A (%)
  Return Before Taxes                                            -2.63           3.77             4.58
  Return After Taxes on Distributions                            -4.01           2.07             2.41
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                         -1.72           2.19             2.53
--------------------------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes                                            -3.44           3.69             4.31
  Return After Taxes on Distributions                            -4.62           2.24             2.42
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                         -2.24           2.27             2.49
--------------------------------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes                                             0.64           4.17             4.44(1)
  Return After Taxes on Distributions                            -0.60           2.68             2.50(1)
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                          0.41           2.66             2.57(1)
--------------------------------------------------------------------------------------------------------
Citigroup Index (%)                                               2.71           5.46             6.04
--------------------------------------------------------------------------------------------------------
Lipper Average (%)                                                2.05           4.48             4.97


 (1) Class C is a newer class of shares. Its performance information includes returns of the Fund's Class B shares for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class B shares and the newer class of shares. Class A shares were initially offered on March 30, 1984, Class B shares were initially offered on June 8, 1992 and Class C shares were initially offered on August 1, 1997.

                                                                            ----

THE FUND

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------

              UNDERSTANDING EXPENSES

              SALES CHARGES are paid directly by shareholders to Columbia Management Distributors, Inc., the Fund's distributor.

              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1 fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. Higher transaction costs reduce the Fund's returns.

              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions

              - Class B shares convert to Class A shares after eight years
             -------------------------------------------------------------------


SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)



                                                                CLASS A         CLASS B         CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                          4.75            0.00            0.00
-------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                                1.00(1)         5.00            1.00
-------------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)              (2)             (2)             (2)



 (1) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 12 months of purchase.



 (2) There is a $7.50 charge for wiring sale proceeds to your bank.


----
 6

THE FUND

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


                                                                CLASS A         CLASS B         CLASS C
Management fee(1) (%)                                            0.51            0.51            0.51
-------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                        0.25            1.00            1.00(2)
-------------------------------------------------------------------------------------------------------
Other expenses(3) (%)                                            0.22            0.22            0.22
-------------------------------------------------------------------------------------------------------
Total annual fund operating expenses (%)                         0.98            1.73            1.73(2)



 (1) Columbia Advisors receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates: 0.53% for assets up to $500 million; 0.48% for assets in excess of $500 million and up to $1 billion; 0.45% for assets in excess of $1 billion and up to $1.5 billion; 0.42% for assets in excess of $1.5 billion and up to $3 billion; and 0.40% for assets in excess of $3 billion.



 (2) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. If this waiver were reflected in the table the 12b-1 fee for Class C shares would be 0.85% and Total annual fund operating expenses for Class C shares would be 1.58%. This arrangement may be modified or terminated by the distributor at any time.



 (3) Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


CLASS                                                            1 YEAR         3 YEARS          5 YEARS          10 YEARS
Class A                                                           $570           $772            $  991            $1,619
--------------------------------------------------------------------------------------------------------------------------
Class B:  did not sell your shares                                $176           $545            $  939            $1,842
          sold all your shares at
          the end of the period                                   $676           $845            $1,139            $1,842
--------------------------------------------------------------------------------------------------------------------------
Class C:  did not sell your shares                                $176           $545            $  939            $2,041
          sold all your shares at
          the end of the period                                   $276           $545            $  939            $2,041


See Appendix A for additional hypothetical investment and expense information.

                                                                            ----

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for
                       executing the purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts, send a completed application and check
(new account)          made payable to the Fund to Columbia Management Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts, fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                       Management Services, Inc., P.O. Box 8081, Boston, MA
                       02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Management Distributors, Inc.
                       for shares of the same class (and, in some cases, certain
                       other classes) of the Fund at no additional cost. An
                       exchange to another fund may incur a sales charge if the
                       original purchase was not assessed a sales charge. To
                       exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------
By wire                You may purchase shares of the Fund by wiring money from
                       your bank account to your Fund account. To wire funds to
                       your Fund account, call 1-800-422-3737 for wiring
                       instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       shares of the same class of the Fund at no additional cost.
                       Exchanges will continue so long as your fund balance is
                       sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the
                       $100 minimum) by calling 1-800-345-6611. There may be an
                       additional sales charge if exchanging from a money market
                       fund. Be sure to complete the appropriate section of the
                       account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares (and, in some
                       cases, certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if
                       exchanging from a money market fund. To invest your
                       dividends in the Fund, call 1-800-345-6611.
-----------------------------------------------------------------------------------
Through the            You may purchase Fund shares through the internet. You will
internet               be required to accept the terms of an online agreement and to use a password in order to make internet purchases. The transfer agent has procedures in place to authenticate
                       electronic instructions given via the internet. For more
                       information on internet transactions, or to sign up for
                       internet transactions, please call 1-800-345-6611.


----
 8

YOUR ACCOUNT

INVESTMENT MINIMUMS
--------------------------------------------------------------------------------


The minimum initial investment for Class A, Class B and Class C shares generally is $2,500. For individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement accounts, the minimum initial investment is $1,000. For non-omnibus group retirement plans, the initial investment minimums are determined based on the plan's investment rather than the investment of its individual participants. For investors establishing an automatic investment plan, the minimum initial investment is $50. There is no minimum initial investment for omnibus accounts, wrap accounts or Health Savings Accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.



The minimum investment for additional purchases of Class A, Class B and Class C shares is $50 for all investors.



The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


Please see the Statement of Additional Information for more details on investment minimums.

SALES CHARGES
--------------------------------------------------------------------------------


You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge ("CDSC") when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information. The Board of Trustees has waived sales charges for Health Savings Accounts.


             -------------------------------------------------------------------

              CHOOSING A SHARE CLASS

              The Fund offers three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $50,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

              The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a
              separate prospectus provided to eligible institutional and other investors.
             -------------------------------------------------------------------

                                                                            ----

YOUR ACCOUNT

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

CLASS A SALES CHARGES

                                                                                                      % OF OFFERING
                                                                AS A % OF                                 PRICE
                                                                THE PUBLIC           AS A %            RETAINED BY
                                                                 OFFERING           OF YOUR             FINANCIAL
AMOUNT PURCHASED                                                  PRICE            INVESTMENT            ADVISOR
Less than $50,000                                                  4.75               4.99                4.25
-------------------------------------------------------------------------------------------------------------------
$50,000 to less than $100,000                                      4.50               4.71                4.00
-------------------------------------------------------------------------------------------------------------------
$100,000 to less than $250,000                                     3.50               3.63                3.00
-------------------------------------------------------------------------------------------------------------------
$250,000 to less than $500,000                                     2.50               2.56                2.25
-------------------------------------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                                   2.00               2.04                1.75
-------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                                 0.00               0.00                0.00


Class A shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.


For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

PURCHASES OVER $1 MILLION


AMOUNT PURCHASED                                                COMMISSION %
$1 million to less than $3 million                                  1.00
-----------------------------------------------------------------------------
$3 million to less than $50 million                                 0.50
-----------------------------------------------------------------------------
$50 million or more                                                 0.25



For group retirement plans, financial advisors are eligible to receive a 1.00% commission from the distributor on purchases, including those in amounts less than $1 million, that are coded as commission eligible trades.



Purchase amounts are aggregated among all Columbia funds for purposes of the above table.


----
 10

YOUR ACCOUNT

             -------------------------------------------------------------------

              UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

              Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your
              shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the
              time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the
              longest.
             -------------------------------------------------------------------

REDUCED SALES CHARGES FOR LARGER INVESTMENTS.

   A. What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.


RIGHTS OF ACCUMULATION The value of eligible accounts maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.


STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

   B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

- Individual accounts

- Joint accounts

- Certain IRA accounts

- Certain trusts

- UTMA/UGMA accounts

For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own

                                                                            ----

YOUR ACCOUNT


Columbia fund shares. An account is not eligible to the extent it holds an institutional class of shares of a Columbia money market fund or Class R shares of any Columbia fund. The value of your investment in a non-institutional class of a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Non-institutional class investments in Columbia money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.


   C. How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.

   D. How can I obtain more information about breakpoint discounts?


Certain investors, including affiliates of the Fund, broker/dealers and their affiliates, investors in wrap-fee programs, through fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Fund as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information which may be obtained at www.columbiafunds.com or by calling 1-800-345-6611.


----
 12

YOUR ACCOUNT


CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Purchases up to $50,000 are allowed in Class B shares assuming the combined value of the customer's total assets in the Columbia funds does not reach $50,000. Purchases in Class B shares that bring the combined value of a customer's total assets to $50,000 or above will be rejected. A customer's total assets may include accounts for immediate family members. Group plan accounts are valued at the plan level. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the elimination of the CDSC as shown in the chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission of 4.00% on sales of Class B shares.


CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   5.00
-------------------------------------------------------------------------------
Through second year                                                  4.00
-------------------------------------------------------------------------------
Through third year                                                   3.00
-------------------------------------------------------------------------------
Through fourth year                                                  3.00
-------------------------------------------------------------------------------
Through fifth year                                                   2.00
-------------------------------------------------------------------------------
Through sixth year                                                   1.00
-------------------------------------------------------------------------------
Longer than six years                                                0.00


Automatic conversion to Class A shares occurs eight years after purchase.



CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding the shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.


CLASS C SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   1.00
-------------------------------------------------------------------------------
Longer than one year                                                 0.00

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Management Distributors, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.

                                                                            ----

YOUR ACCOUNT


Certain restrictions may apply to participants in Health Savings Accounts, including the limitations that participants may exchange their shares only for shares of other funds currently enrolled in the program.



You also may exchange your shares through the internet. You will be required to accept the terms of an online agreement and to use a password in order to make internet exchanges. The transfer agent has procedures in place to authenticate electronic instructions given via the internet. For more information on internet transactions, or to sign up for internet transactions, please call 1-800-345-6611.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) if applicable, you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 10 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


----
 14

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund
                       distributed by Columbia Management Distributors, Inc. at no additional cost. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts and Health Savings Accounts. For
                       details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or if
                       applicable, stock power form along with any share
                       certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures
                       must be guaranteed by either a bank, a member firm of a
                       national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program
                       for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                       1-800-345-6611.
                       Mail your letter of instruction to Columbia Management
                       Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check writing       You may sell shares of the Fund by check writing. The check must be at least $500 and no more than $100,000. You will
                       continue to earn dividends on shares until the check is
                       presented to the bank for payment. When the check is
                       presented to the bank a sufficient number of full and
                       fractional shares will be sold at the next determined net
                       asset value to cover the amount of the check. Certificate
                       shares may not be sold by check writing. Check writing is
                       available only for Class A shares. Be sure to complete the appropriate section of the account application for this
                       feature.
-----------------------------------------------------------------------------------
By wire                You may sell Fund shares and request that the proceeds be
                       wired to your bank. You must set up this feature prior to
                       your request. Be sure to complete the appropriate section of the account application for this feature. Generally, the
                       value of your redemption must be at least equal to $500 in order to have the sale proceeds wired to your bank. There is a $7.50 charge for wiring sale proceeds to your bank. (The transfer agent may waive this fee for omnibus and nominee
                       accounts.) Your bank may charge additional fees for such
                       wire transfer.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum
                       account balance requirement has been waived for wrap
                       accounts. This feature is not available if you hold your
                       shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the
                       appropriate section of the account application for this
                       feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares of the Fund and request that the
funds transfer         proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
Through the            You may sell Fund shares through the internet. You will be
internet               required to accept the terms of an online agreement and to use a password in order to make internet redemptions. The
                       transfer agent has procedures in place to authenticate
                       electronic instructions given via the internet. For more
                       information on internet transactions, or to sign up for
                       internet transactions, please call 1-800-345-6611.


                                                                            ----

YOUR ACCOUNT

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.



The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.


The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain funds impose a redemption fee on the proceeds of fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.


The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Consequently, there is the risk that the Fund may not be able to do anything in response to market timing that occurs in the Fund which may result in certain shareholders being able to market time the Fund while the shareholders in the Fund bear the burden of such activities.



Certain financial intermediaries (including certain retirement plan service providers whose clients include, among others, various retirement plans sponsored by Bank of America and its affiliates for the benefit of its employees (the "Bank of America retirement plan service providers")) have different policies regarding


----
 16

YOUR ACCOUNT


monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above. In particular, the Bank of America retirement plan service providers permit the reinstatement of future purchase orders for shares of the Fund following various suspension periods.


The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

                                                                            ----

YOUR ACCOUNT

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
RULE 12b-1 PLAN The Fund has adopted a plan under Rule 12b-l that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.60% annually. This arrangement may be modified or terminated by the distributor at any time. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after eight years, eliminating the distribution fee upon conversion.


FINANCIAL INTERMEDIARY PAYMENTS The Fund's distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Fund's distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.02% and 0.10% (between 0.03% and 0.12% in the case of the money market funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund (other than money market funds) attributable to the financial intermediary. The Fund's distributor or its affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund.



Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of the total Fund assets for Class A, B and C shares in the program on an annual basis. As of September 1, 2005, the Fund's Board of Trustees has authorized the Fund to pay up to 0.11% of total fund assets on an annual basis. The amounts in excess of that paid by the Fund will be borne by the Fund's distributor or its affiliates.



The Fund's distributor or its affiliates may make other payments or allow promotional incentives to financial intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.


----
 18

YOUR ACCOUNT


Amounts paid by the Fund's distributor or its affiliates are paid out of the distributor's or its affiliates' own revenue and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Fund's distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Fund's distributor or its affiliates has agreed to make marketing support payments in the Fund's Statement of Additional Information, which can be obtained at www.columbiafunds.com or by calling 1-800-345-6611. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Fund's distributor and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular fund or share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.


                                                                            ----

YOUR ACCOUNT

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.


AUTOMATIC SALE OF YOUR SHARES The Fund will automatically sell your shares if the value of your account (treating each Fund account you own separately from any other Fund account you may own) falls below $250. Contingent deferred sales charges will not be applied to shares automatically sold by the Fund. If your shares are sold, the transfer agent will remit the balance of your account to you. The transfer agent will send you written notification at least 30 days in advance of any such automatic sale, which will provide details on how you can add money to your account in order to avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia fund in which you hold shares, or establishing an automatic investment plan. Please contact the transfer agent, review the website at www.columbiafunds.com, call 1-800-345-6611 or contact your investment professional for more information. The automatic sale of shares of accounts valued at less than $250 will take place in the second quarter of each calendar year.



The Fund may also sell your shares if a financial institution or intermediary instructs the Fund to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the Investment Company Act of 1940 ("ICA").



MINIMUM ACCOUNT BALANCE FEE Beginning in the second quarter of 2007, if the value of your account (treating each Fund account you own separately from any other Fund account you may own) falls below the minimum initial investment applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Contingent deferred sales charges will not be applied to shares automatically sold by the Fund. The Fund reserves the right to lower the account size trigger point for the minimum balance fee in any year for any class of shares when the Fund believes it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons. The transfer agent will reduce the expenses paid by the Fund for transfer agency services


----
 20

YOUR ACCOUNT


by the amount it collects from assessment of this fee. If the Fund has no transfer agency expenses against which to offset the amount collected through assessment of this fee, the transfer agent will pay such amount directly to the Fund. The transfer agent will send you written notification of the imposition of any such fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia fund in which you hold shares, or establishing an automatic investment plan. Please contact the transfer agent, review the website at www.columbiafunds.com, call 1-800-345-6611 or contact your investment professional for more information.



EXCEPTIONS TO THE AUTOMATIC SALE OF YOUR SHARES AND THE MINIMUM ACCOUNT BALANCE FEE The automatic sale of shares of accounts valued at less than $250 and the minimum account balance fee described above do not apply to shareholders holding their shares through broker-dealer networked accounts, wrap fee and omnibus accounts, accounts with active automatic investment plans or payroll deduction plans, accounts that were created by the automatic conversion of Class B shares to Class A shares, accounts that were created by the automatic conversion of Class G shares to Class T shares, certain qualified retirement plans or Health Savings Accounts. The automatic sale of shares of accounts valued at less than $250 does not apply to individual retirement plans.



SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have returned them to the transfer agent.


DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

                                                                            ----

YOUR ACCOUNT

DISTRIBUTION OPTIONS The Fund declares any dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Shares begin to earn dividends on the date on which a purchase order is settled by payment. Shares stop earning dividends at the close of business on the day before the date on which a redemption order is settled. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.



TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account or a Health Savings Account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.



The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.



In general, any distributions of dividends, interest and short-term capital gains (determined by how long the Fund held the investments that generated them) are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. It is not expected that a significant portion of the Fund's distributions will constitute qualified dividend income. Properly designated distributions of long-term capital gains (determined by how long the Fund held the investments that generated them) are generally taxable as such, regardless of how long you have held your Fund shares. Long-term capital gain rates have been temporarily reduced -- in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets -- for taxable years beginning before January 1, 2011. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have


----
 22

YOUR ACCOUNT

additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

                                                                            ----

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, LLC ("Columbia Advisors"), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Advisors is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Advisors runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Advisors is a direct, wholly owned subsidiary of Columbia Management Group, LLC ("CMG"), which in turn is a direct, wholly owned subsidiary of Bank of America, which in turn is a wholly owned banking subsidiary of Bank of America Corporation, a financial services holding company organized as a Delaware corporation. Columbia Advisors, a registered investment advisor, has been an investment advisor since 1995.


On September 30, 2005, Columbia Management Advisors, Inc. ("Columbia Management") merged into Columbia Advisors (which prior to September 30, 2005 had been known as Banc of America Capital Management, LLC). Before September 30, 2005, Columbia Management was the investment advisor to the Fund. As a result of the merger, Columbia Advisors is now the investment advisor to the Fund.


For the 2006 fiscal year, aggregate advisory fees paid to Columbia Advisors and/or Columbia Management by the Fund, not including pricing, bookkeeping and other fees paid to Columbia Advisors and/or Columbia Management by the Fund, amounted to 0.51% of average daily net assets of the Fund. A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is included in the Fund's semi-annual report to shareholders for the period ended February 28, 2006.


PORTFOLIO MANAGER
--------------------------------------------------------------------------------
ANN T. PETERSON, a senior vice president of Columbia Advisors, is the manager for the Fund and has managed or co-managed the Fund since June, 2000. Since 1993, she has served as a manager or co-manager of various other taxable income funds for Columbia Advisors or its predecessors.

The Statement of Additional Information provides additional information about the manager's compensation, other accounts managed and ownership of securities in the Fund.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements." The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.



Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures


----
 24

MANAGING THE FUND


designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.



Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has released the proposed plan of distribution for public notice and comment but has not yet approved a final plan of distribution.



As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.



A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.



In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.



On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.



On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.



On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.



On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.


                                                                            ----

MANAGING THE FUND


In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the ICA and the Investment Advisers Act of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005 naming the Columbia Funds as nominal defendants. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal to the United States Court of Appeals for the First Circuit on December 30, 2005; this appeal is currently pending. The parties have advised the appellate court that they are engaged in settlement discussions and the court has, accordingly, deferred the briefing schedule for the appeal. The settlement has not yet been finalized. Any settlement ultimately agreed by the parties will be subject to court approval.



This matter is ongoing. Accordingly, no estimate can be made of the financial impact, if any, of this litigation on any fund.


----
 26

OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and their associated risks are described under "The Fund -- Principal Investment Strategies" and "The Fund -- Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices and their associated risks are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). The advisor may elect not to buy any of these securities or use any of these techniques. The Fund may not always achieve its investment goals. Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or any of its investment strategies.

DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------
The Fund may enter into a number of derivative strategies, including those that employ futures and options, swap contracts and inverse floaters, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an interest in an opposite position. Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund or that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
--------------------------------------------------------------------------------
When-issued securities and forward commitments are securities that are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms.

SHORT SALES
--------------------------------------------------------------------------------
The Fund's short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it borrows from a third party in the hope of purchasing the same security at a later date at a lower price. The Fund is then obligated to return the security to the third party, requiring the Fund to purchase the security at the market price at some later date. If the price of the security has increased, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into, plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the cost of the security at the time it is sold short. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

                                                                            ----

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from September 1 to August 31. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report containing those financial statements by calling 1-800-345-6611.


THE FUND


                                                                                     YEAR ENDED AUGUST 31,
                                                                 2006          2005          2004           2003           2002
                                                               Class A       Class A        Class A        Class A       Class A
                                                               -------       -------       ---------      ---------      -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                          10.73         10.75           10.60          10.88        10.61
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income                                           0.44(a)       0.41(a)         0.44(a)        0.41         0.51(a)
  Net realized and unrealized gain (loss) on
  investments and futures contracts                              (0.32)           --(b)         0.13          (0.24)        0.32
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                  0.12          0.41            0.57           0.17         0.83
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income                                     (0.46)        (0.43)          (0.42)         (0.45)       (0.56)
  From return of capital                                         (0.01)           --              --             --           --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders                     (0.47)        (0.43)          (0.42)         (0.45)       (0.56)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                                10.38         10.73           10.75          10.60        10.88
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(c)                                               1.07(d)       3.91            5.49           1.52         8.05
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):
  Expenses(e)                                                     0.97          1.08            1.16           1.25         1.21
  Net investment income(e)                                        4.24          3.87            4.11           3.30         4.77
  Waiver/reimbursement                                            0.01            --              --             --           --
Portfolio turnover rate (%)                                         92            80              93             61           94
Net assets, end of period (000's) ($)                          665,283       754,026         853,801      1,004,181      567,270



 (a) Per share data was calculated using average shares outstanding during the period.



 (b) Rounds to less than $0.01 per share.



 (c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.



 (d) Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.



 (e) The benefits derived from custody credits had an impact of less than 0.01%.


----
 28

FINANCIAL HIGHLIGHTS

THE FUND


                                                                                YEAR ENDED AUGUST 31,
                                                       2006             2005             2004             2003             2002
                                                     Class B          Class B          Class B          Class B          Class B
                                                      ------           ------          -------          -------           ------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                10.73            10.75            10.60            10.88            10.61
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income                                 0.36(a)          0.33(a)          0.36(a)          0.31             0.43(a)
  Net realized and unrealized gain (loss) on
  investments and futures contracts                    (0.32)              --(b)          0.13            (0.22)            0.32
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                        0.04             0.33             0.49             0.09             0.75
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income                           (0.38)           (0.35)           (0.34)           (0.37)           (0.48)
  From return of capital                               (0.01)              --               --               --               --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders           (0.39)           (0.35)           (0.34)           (0.37)           (0.48)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                      10.38            10.73            10.75            10.60            10.88
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(c)                                     0.32(d)          3.13             4.71             0.76             7.25
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):
  Expenses(e)                                           1.72             1.83             1.91             2.00             1.96
  Net investment income(e)                              3.49             3.12             3.41             2.56             4.02
  Waiver/reimbursement                                  0.01               --               --               --               --
Portfolio turnover rate (%)                               92               80               93               61               94
Net assets, end of period (000's) ($)                 65,896           69,452           96,527          143,880           82,701



 (a) Per share data was calculated using average shares outstanding during the period.



 (b) Rounds to less than $0.01 per share.



 (c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.



 (d) Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.



 (e) The benefits derived from custody credits had an impact of less than 0.01%.


                                                                            ----

FINANCIAL HIGHLIGHTS

THE FUND


                                                                                YEAR ENDED AUGUST 31,
                                                       2006             2005             2004             2003             2002
                                                     Class C          Class C          Class C          Class C          Class C
                                                      -----            ------           ------           ------           ------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                               10.73             10.75            10.60            10.88            10.61
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income                                0.38(a)           0.35(a)          0.38(a)          0.32             0.44(a)
  Net realized and unrealized gain (loss) on
  investments and futures contracts                   (0.33)               --(b)          0.13            (0.22)            0.32
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                       0.05              0.35             0.51             0.10             0.76
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income                           0.39             (0.37)           (0.36)           (0.38)           (0.49)
  From return of capital                               0.01                --               --               --               --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders          (0.40)            (0.37)           (0.36)           (0.38)           (0.49)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                     10.38             10.73            10.75            10.60            10.88
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(c)(d)                                 0.47              3.29             4.86             0.91             7.41
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):
  Expenses(e)                                          1.57              1.68             1.76             1.85             1.81
  Net investment income(e)                             3.65              3.27             3.60             2.76             4.17
  Waiver/reimbursement                                 0.16              0.15             0.15             0.15             0.15
Portfolio turnover rate (%)                              92                80               93               61               94
Net assets, end of period (000's) ($)                 8,231             8,547           10,630           18,934           10,686



 (a) Per share data was calculated using average shares outstanding during the period.



 (b) Rounds to less than $0.01 per share.



 (c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.



 (d) Had the Distributor and/or Transfer Agent not waived a portion of expenses, total return would have been reduced.



 (e) The benefits derived from custody credits had an impact of less than 0.01%.


----
 30

APPENDIX A

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION


The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class A, B and C shares of the Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratios used for the Fund, which are the same as those stated in the Annual Fund Operating Expenses table, are presented in the charts, and are net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge but do not reflect any contingent deferred sales charges which may be payable on redemption. If contingent deferred sales charges were reflected, the "Hypothetical Year-End Balance After Fees and Expenses" amounts shown would be lower and the "Annual Fees and Expenses" amounts shown would be higher.



CLASS A SHARES



  MAXIMUM SALES CHARGE   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
  --------------------   --------------------------------------   ----------------------
         4.75%                         $10,000.00                           5%






      CUMULATIVE RETURN                                            HYPOTHETICAL YEAR-
         BEFORE FEES      ANNUAL EXPENSE     CUMULATIVE RETURN     END BALANCE AFTER    ANNUAL FEES &
YEAR     & EXPENSES           RATIO        AFTER FEES & EXPENSES    FEES & EXPENSES      EXPENSES(1)
----  -----------------   --------------   ---------------------   ------------------   -------------
1           5.00%             0.98%               -0.92%(2)            $ 9,907.91         $  570.22
2          10.25%             0.98%                3.06%               $10,306.20         $   99.05
3          15.76%             0.98%                7.21%               $10,720.51         $  103.03
4          21.55%             0.98%               11.51%               $11,151.48         $  107.17
5          27.63%             0.98%               16.00%               $11,599.77         $  111.48
6          34.01%             0.98%               20.66%               $12,066.08         $  115.96
7          40.71%             0.98%               25.51%               $12,551.13         $  120.62
8          47.75%             0.98%               30.56%               $13,055.69         $  125.47
9          55.13%             0.98%               35.81%               $13,580.53         $  130.52
10         62.89%             0.98%               41.26%               $14,126.46         $  135.76
Total Gain After Fees
  and Expenses                                                         $ 4,126.46
Total Annual Fees and
  Expenses                                                                                $1,619.28



 (1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.



 (2) Reflects deduction of the maximum initial sales charge


                                                                            ----

APPENDIX A


CLASS B SHARES


  MAXIMUM SALES CHARGE   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
  --------------------   --------------------------------------   ----------------------
         0.00%                         $10,000.00                           5%





      CUMULATIVE RETURN                      CUMULATIVE RETURN     HYPOTHETICAL YEAR-
        BEFORE FEES &     ANNUAL EXPENSE       AFTER FEES &        END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES            RATIO              EXPENSES           FEES & EXPENSES      EXPENSES(1)
----  -----------------   --------------     -----------------     ------------------   -------------
1           5.00%             1.73%                3.27%               $10,327.00         $  175.83
2          10.25%             1.73%                6.65%               $10,664.69         $  181.58
3          15.76%             1.73%               10.13%               $11,013.43         $  187.52
4          21.55%             1.73%               13.74%               $11,373.57         $  193.65
5          27.63%             1.73%               17.45%               $11,745.48         $  199.98
6          34.01%             1.73%               21.30%               $12,129.56         $  206.52
7          40.71%             1.73%               25.26%               $12,526.20         $  213.27
8          47.75%             1.73%               29.36%               $12,935.80         $  220.25
9          55.13%             0.98%               34.56%               $13,455.82         $  129.32
10         62.89%             0.98%               39.97%               $13,996.75         $  134.52
Total Gain After Fees
  and Expenses                                                         $ 3,996.75
Total Annual Fees and
  Expenses                                                                                $1,842.44



 (1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.



CLASS C SHARES


  MAXIMUM SALES CHARGE   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
  --------------------   --------------------------------------   ----------------------
         0.00%                         $10,000.00                           5%





      CUMULATIVE RETURN                                            HYPOTHETICAL YEAR-
        BEFORE FEES &     ANNUAL EXPENSE     CUMULATIVE RETURN     END BALANCE AFTER    ANNUAL FEES &
          EXPENSES            RATIO        AFTER FEES & EXPENSES    FEES & EXPENSES      EXPENSES(1)
          -------------   --------------   ---------------------   ------------------   -------------
1           5.00%             1.73%                3.27%               $10,327.00         $  175.83
2          10.25%             1.73%                6.65%               $10,664.69         $  181.58
3          15.76%             1.73%               10.13%               $11,013.43         $  187.52
4          21.55%             1.73%               13.74%               $11,373.57         $  193.65
5          27.63%             1.73%               17.45%               $11,745.48         $  199.98
6          34.01%             1.73%               21.30%               $12,129.56         $  206.52
7          40.71%             1.73%               25.26%               $12,526.20         $  213.27
8          47.75%             1.73%               29.36%               $12,935.80         $  220.25
9          55.13%             1.73%               33.59%               $13,358.80         $  227.45
10         62.89%             1.73%               37.96%               $13,795.64         $  234.89
Total Gain After Fees
  and Expenses                                                         $ 3,795.64
Total Annual Fees and
  Expenses                                                                                $2,040.94



 (1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.


----
 32

NOTES

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                                                                              33

NOTES

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 34

NOTES

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                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information includes a description of the Fund's policies with respect to the disclosure of its portfolio holdings.



You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's transfer agent or visiting the Fund's website at:



Columbia Management Services, Inc.


P.O. Box 8081


Boston, MA 02266-8081


1-800-345-6611

www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund, including the Statement of Additional Information, by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the e-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:


Columbia Funds Series Trust I: 811-04367


- Columbia Federal Securities Fund

--------------------------------------------------------------------------------

(ColumbiaFunds Logo)
A Member of Columbia Management Group


(C)2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.426.3750  www.columbiafunds.com                           INT-36/115819-1206

COLUMBIA FEDERAL SECURITIES FUND            Prospectus, January 1, 2007


CLASS Z SHARES

Advised by Columbia Management Advisors, LLC


--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                                2
---------------------------------------------------------
Investment Goals.....................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   3
Performance History..................................   4
Your Expenses........................................   6

YOUR ACCOUNT                                            8
---------------------------------------------------------
How to Buy Shares....................................   8
Eligible Investors...................................   9
Sales Charges........................................  11
How to Exchange Shares...............................  12
How to Sell Shares...................................  12
Fund Policy on Trading of Fund Shares................  13
Financial Intermediary Payments......................  15
Other Information About Your Account.................  16


MANAGING THE FUND                                      19
---------------------------------------------------------
Investment Advisor...................................  19
Portfolio Manager....................................  19
Legal Proceedings....................................  19


OTHER INVESTMENT
STRATEGIES AND RISKS                                   22
---------------------------------------------------------


FINANCIAL HIGHLIGHTS                                   23
---------------------------------------------------------

APPENDIX A                                             24
---------------------------------------------------------


Only eligible investors may purchase Class Z shares. See "Your
Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks as high a level of current income and total return as is consistent with prudent risk.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. government securities, including U.S. treasuries and securities of various U.S. government agencies and instrumentalities. Agency securities include mortgage-backed securities, which represent interests in pools of mortgages. Certain securities of U.S. government agencies and instrumentalities in which the Fund invests are neither issued nor guaranteed by the U.S. Treasury. Such securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality, and, as a result, may be subject to greater issuer risk than securities issued or guaranteed by the U.S. Treasury.

The Fund may also invest up to 20% of its assets in corporate bonds or mortgage- or asset-backed securities that are issued by private entities. These securities must be rated investment grade by Moody's Investors Service, Inc., Standard & Poor's or Fitch, Inc. The Fund may participate in mortgage dollar rolls.

The Fund has wide flexibility to vary its allocation among different types of U.S. government securities and the securities of non-governmental issuers based on the Fund's investment advisor's judgment of which types of securities will outperform the others. In selecting investments for the Fund, the advisor considers a security's expected income together with its potential to rise or fall in price.

The Fund generally maintains a duration of greater than three years and less than ten years. As a result, the Fund's portfolio has market risks and an expected average life comparable to intermediate- to long-term bonds. The advisor may vary the Fund's duration depending on its forecast of interest rates and market conditions. For example, when interest rates are expected to increase, the advisor may shorten the duration, and vice versa.

             -------------------------------------------------------------------

              UNDERSTANDING DURATION


              DURATION is the most common measure of the interest rate risk of a bond. It measures the sensitivity of the bond's price to changes in interest rates. A fund's duration is the weighted average of the durations of the securities in which the fund invests. Generally, the shorter a fund's duration, the less its share price will change when there is a change in interest rates.



              The advisor uses duration management to control some of the risk of investing in the Fund.


                                  THE FUND'S AVERAGE DURATION
                                  -------------------------------------------------------------
                                                     Duration Range (years)
                                       0    1    2    3    4    5    6    7    8    9   10
                                      -----------------------------------------------------

                                                     --------------------------------------

                                  -------------------------------------------------------------

             -------------------------------------------------------------------

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

----
 2

THE FUND

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably among comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.


Because the Fund may invest in debt securities issued or supported by private entities, including corporate bonds, municipal bonds, and mortgage-backed and asset-backed securities, the Fund is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income. The Fund's investments in securities issued by U.S. government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA"), are not funded by Congressional appropriations and are neither guaranteed nor insured by the U.S. government. Furthermore, no assurances can be given that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.


Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in asset-backed and mortgage-backed securities. With respect to investments in mortgage-backed securities, prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, asset-backed and mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

Mortgage dollar rolls are transactions in which the Fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. These transactions simulate an investment in mortgage-backed securities and have the potential to enhance the Fund's returns and reduce its administrative burdens, compared with holding mortgage-backed securities directly. Mortgage dollar rolls involve the risks that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the other party may default on its obligations. These transactions may increase the Fund's portfolio turnover rate.

                                                                            ----

THE FUND

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of broad measures of market performance for one year, five years and ten years. All information in this prospectus relating to the Fund for periods prior to September 26, 2005, including the performance information shown below, is that of Columbia Federal Securities Fund, a series of Columbia Funds Trust III, the predecessor to the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.


              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.


              The Fund's returns are compared to the Citigroup Government/Mortgage Index ("Citigroup Index"), an unmanaged index that is a combination of the Citigroup U.S. Government
              Index ("Government Index") and the Citigroup Mortgage Index ("Mortgage Index"). The Government Index tracks the performance of the Treasury and Government-Sponsored Indices within the U.S. Broad Investment Grade Bond Index. The
              Mortgage Index tracks the performance of the mortgage
              component of the U.S. BIG Bond Index, comprising 30- and
              15-year GNMA, FNMA and FHLMC pass-throughs and FNMA and FHLMC balloon mortgages. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. The Fund's returns are also compared to the average return of the funds included in the Lipper
              General U.S. Government Funds Category ("Lipper Average"), as calculated by Lipper, Inc. This category is composed of funds with investment objectives similar to those of the Fund.
              Sales charges are not reflected in the Lipper Average.
             -------------------------------------------------------------------

----
 4

THE FUND


CALENDAR YEAR TOTAL RETURNS (CLASS Z)(1)


                                  (BAR CHART)

                        0.96%      9.89%      9.11%                12.54%      7.00%      9.59%      2.26%      4.11%      2.48%
                                                        -4.06%
                        1996       1997       1998       1999       2000       2001       2002       2003       2004       2005




                                                           For the periods shown in bar chart:
            The Class's year-to-date total return through  Best quarter: 3rd quarter 1998, +5.85%
            September 30, 2006 was +2.72%.                 Worst quarter: 1st quarter 1996, -3.68%



 (1) Class Z is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer class of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been higher, since Class Z shares are not subject to any Rule 12b-1 fees. Class A shares were initially offered on March 30, 1984 and Class Z shares were initially offered on January 11, 1999.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2005



                                                                1 YEAR          5 YEARS         10 YEARS
Class Z (%)
  Return Before Taxes                                             2.48            5.05            5.28(1)
  Return After Taxes on Distributions                             0.94            3.23            3.02(1)
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                          1.60            3.21            3.08(1)
--------------------------------------------------------------------------------------------------------
Citigroup Index (%)                                               2.71            5.46            6.04
--------------------------------------------------------------------------------------------------------
Lipper Average (%)                                                2.05            4.48            4.97


 (1) Class Z is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer class of shares. The Class A share returns have been adjusted to take into account the fact that Class Z shares are sold without sales charges. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been higher, since Class Z shares are not subject to any Rule 12b-1 fees. Class A shares were initially offered on March 30, 1984, and Class Z shares were initially offered on January 11, 1999.

                                                                            ----

THE FUND

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------

              UNDERSTANDING EXPENSES

              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time-to-time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. Higher transaction costs reduce the Fund's returns.

              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions
             -------------------------------------------------------------------


SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)



Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                         0.00
--------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                               0.00
--------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)             (1)



 (1) There is a $7.50 charge for wiring sale proceeds to your bank.


----
 6

THE FUND

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


Management fee(1) (%)                                             0.51
----------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                         0.00
----------------------------------------------------------------------
Other expenses(2) (%)                                             0.22
----------------------------------------------------------------------
Total annual fund operating expenses (%)                          0.73



 (1) Columbia Advisors receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates: 0.53% for assets up to $500 million; 0.48% for assets in excess of $500 million and up to $1 billion; 0.45% for assets in excess of $1 billion and up to $1.5 billion; 0.42% for assets in excess of $1.5 billion and up to $3 billion; and 0.40% for assets in excess of $3 billion.



 (2) Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


  1 YEAR    3 YEARS   5 YEARS   10 YEARS
    $75      $233      $406       $906


See Appendix A for additional hypothetical investment and expense information.

                                                                            ----

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with Columbia Management Services, Inc. or your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for
                       executing the purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts, send a completed application and check
(new account)          made payable to the Fund to Columbia Management Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts, fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                       Management Services, Inc., P.O. Box 8081, Boston, MA
                       02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Management Distributors, Inc.
                       for shares of the same class of the Fund at no additional
                       cost. To exchange by telephone, call 1-800-422-3737. Please see "How to Exchange Shares" for more information.
-----------------------------------------------------------------------------------
By wire                You may purchase shares of the Fund by wiring money from
                       your bank account to your Fund account. To wire funds to
                       your Fund account, call 1-800-422-3737 for wiring
                       instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       shares of the same class of the Fund at no additional cost.
                       Exchanges will continue so long as your fund balance is
                       sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the
                       $100 minimum) by calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the
                       Fund, call 1-800-345-6611.
-----------------------------------------------------------------------------------
Through the            You may purchase Fund shares through the internet. You will
internet               be required to accept the terms of an online agreement and to use a password in order to make internet purchases. The transfer agent has procedures in place to authenticate
                       electronic instructions given via the internet. For more
                       information on internet transactions, or to sign up for
                       internet transactions, please call 1-800-345-6611.


----
 8

YOUR ACCOUNT

ELIGIBLE INVESTORS
--------------------------------------------------------------------------------

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Class Z shares of the Fund generally are available only to certain "grandfathered" shareholders and to investors holding accounts with intermediaries that assess account level fees for the services they provide. Please read the following section for a more detailed description of the eligibility requirements. The Eligible Investors described below are subject to different minimum initial investment requirements.



Eligibility for certain waivers, exemptions or share classes by new or existing investors may not be readily available or accessible through all intermediaries or all types of accounts offered by a broker/dealer, bank, third-party administrator or other financial institution (each commonly referred to as an "intermediary"). Accessibility of these waivers through a particular intermediary may also change at any time. If you believe you are eligible to purchase shares under a specific exemption, but are not permitted by your intermediary to do so, please contact your intermediary. You may be asked to provide information, including account statements and other records, regarding your eligibility.


Eligible Investors and their applicable investment minimums are as follows:

NO MINIMUM INITIAL INVESTMENT


- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover;



- Any omnibus group retirement plan for which an intermediary or other entity provides services and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the transfer agent; and



- Health Savings Accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.



$1,000 MINIMUM INITIAL INVESTMENT



- Any individual retirement account of an Eligible Investor who would otherwise be subject to a $2,500 minimum initial investment or group retirement plan that is not held in an omnibus manner for which an intermediary or other entity provides services and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the transfer agent.


                                                                            ----

YOUR ACCOUNT


$2,500 MINIMUM INITIAL INVESTMENT



- Any client of Bank of America Corporation or a subsidiary purchasing shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;



- Any investor purchasing through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code;


- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Management Distributors, Inc. (i) who holds Class Z shares; (ii) who held Primary A shares prior to August 22, 2005; (iii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iv) who purchased certain no-load shares of a fund merged with a fund distributed by Columbia Management Distributors, Inc.;

- Any trustee or director (or family member of a trustee or director) of any fund distributed by Columbia Management Distributors, Inc.;

- Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary;


- Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent (each investor purchasing through an intermediary must independently satisfy the $2,500 minimum investment requirement);



- Any institutional investor which is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933; and



- Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, purchasing shares for their own accounts, including Bank of America Corporation, its affiliates, or subsidiaries.



The Fund reserves the right to change the criteria for eligible investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $50 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


----
 10

YOUR ACCOUNT

SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

             -------------------------------------------------------------------

              CHOOSING A SHARE CLASS

              The Fund offers one class of shares in this prospectus --
              CLASS Z.

              The Fund also offers three additional classes of shares -- Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure.


              Broker-dealers, investment advisers or financial planners selling mutual fund shares may offer their clients more than one class of shares in a fund with different pricing options. This allows you and your financial advisor to choose among different types of sales charges and different levels of ongoing operating expenses, depending on the investment programs your financial advisor offers. Investors should consider carefully any separate transactions and other fees charged by these programs in connection with investing in any available share class before selecting a share class.


              Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal
              situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general,
              anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.
             -------------------------------------------------------------------

                                                                            ----

YOUR ACCOUNT

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Management Distributors, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


Certain restrictions may apply to participants in Health Savings Accounts, including the limitation that participants may exchange their shares only for shares of other funds currently enrolled in the program.



You also may exchange your shares through the internet. You will be required to accept the terms of an online agreement and to use a password in order to make internet exchanges. The transfer agent has procedures in place to authenticate electronic instructions given via the internet. For more information on internet transactions, or to sign up for internet transactions, please call 1-800-345-6611.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 10 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


----
 12

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


METHOD              INSTRUCTIONS
Through your        You may call your financial advisor to place your sell
financial           order. To receive the current trading day's price, your
advisor             financial advisor must receive your request prior to the
                    close of regular trading on the NYSE, usually 4:00 p.m.
                    Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
--------------------------------------------------------------------------------
By exchange         You or your financial advisor may sell shares of the Fund by exchanging from the Fund into Class Z shares or Class A
                    shares (only if Class Z is not offered) of another fund
                    distributed by Columbia Management Distributors, Inc. at no additional cost. To exchange by telephone, call
                    1-800-422-3737.
--------------------------------------------------------------------------------
By telephone        You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                    notified the Fund of an address change within the previous
                    30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                    retirement accounts and Health Savings Accounts. For
                    details, call 1-800-799-7526.
--------------------------------------------------------------------------------
By mail             You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a
                    member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature
                    Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries,
                    surviving joint owners and individual retirement account
                    owners. For details, call 1-800-345-6611.

                    Mail your letter of instruction to Columbia Management
                    Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
--------------------------------------------------------------------------------
By wire             You may sell Fund shares and request that the proceeds be
                    wired to your bank. You must set up this feature prior to
                    your request. Be sure to complete the appropriate section of the account application for this feature. Generally, the
                    value of your redemption must be at least equal to $500 in order to have the sale proceeds wired to your bank. There is a $7.50 charge for wiring sale proceeds to your bank. (The transfer agent may waive this fee for omnibus and nominee
                    accounts.) Your bank may charge additional fees for such
                    wire transfer.
--------------------------------------------------------------------------------
By systematic       You may automatically sell a specified dollar amount or
withdrawal plan     percentage of your account on a monthly, quarterly or
                    semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum
                    account balance requirement has been waived for wrap
                    accounts. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------
By electronic       You may sell shares of the Fund and request that the
funds transfer      proceeds be electronically transferred to your bank.
                    Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                    request. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------
Through the         You may sell Fund shares through the internet. You will be
internet            required to accept the terms of an online agreement and to use a password in order to make internet redemptions. The
                    transfer agent has procedures in place to authenticate
                    electronic instructions given via the internet. For more
                    information on internet transactions, or to sign up for
                    internet transactions, please call 1-800-345-6611.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.

The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts,

                                                                            ----

YOUR ACCOUNT


the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.


The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain funds impose a redemption fee on the proceeds of fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.


The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Consequently, there is the risk that the Fund may not be able to do anything in response to market timing that occurs in the Fund which may result in certain shareholders being able to market time the Fund while the shareholders in the Fund bear the burden of such activities.



Certain financial intermediaries (including certain retirement plan service providers whose clients include, among others, various retirement plans sponsored by Bank of America and its affiliates for the benefit of its employees (the "Bank of America retirement plan service providers")) have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above. In particular, the Bank of America retirement plan service providers permit the reinstatement of future purchase orders for shares of the Fund following various suspension periods.


The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

----
 14

YOUR ACCOUNT


FINANCIAL INTERMEDIARY PAYMENTS

--------------------------------------------------------------------------------

The Fund's distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Fund's distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.02% and 0.10% (between 0.03% and 0.12% in the case of the money market funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund (other than money market funds) attributable to the financial intermediary. The Fund's distributor or its affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund.



Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.40% of the total Fund assets for Class Z shares in the program on an annual basis. As of September 1, 2005, the Fund's Board of Trustees has authorized the Fund to pay up to 0.11% of total fund assets on an annual basis. The amounts in excess of that paid by a Fund will be borne by the Fund's distributor or its affiliates.



The Fund's distributor or its affiliates may make other payments or allow promotional incentives to financial intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.



Amounts paid by the Fund's distributor or its affiliates are paid out of the distributor's or its affiliates' own revenue and do not increase the amount paid by you or your Fund. You can find further details about the payments made by the Fund's distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Fund's distributor or its affiliates has agreed to make marketing support payments in your Fund's Statement of Additional Information, which can be obtained at www.columbiafunds.com or by calling 1-800-345-6611. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Fund's distributor and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular Fund or share class over others. You should consult with your financial


                                                                            ----

YOUR ACCOUNT


advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.



OTHER INFORMATION ABOUT YOUR ACCOUNT

--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.



AUTOMATIC SALE OF YOUR SHARES The Fund will automatically sell your shares if the value of your account (treating each Fund account you own separately from any other Fund account you may own) falls below $250. Contingent deferred sales charges will not be applied to shares automatically sold by the Fund. If your shares are sold, the transfer agent will remit the balance of your account to you. The transfer agent will send you written notification at least 30 days in advance of any such automatic sale, which will provide details on how you can add money to your account in order to avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia fund in which you hold shares, or establishing an automatic investment plan. Please contact the transfer agent, review the website at www.columbiafunds.com, call 1-800-345-6611 or contact your investment professional for more information. The automatic sale of shares of accounts valued at less than $250 will take place in the second quarter of each calendar year.



The Fund may also sell your shares if a financial institution or intermediary instructs the Fund to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the Investment Company Act of 1940 ("ICA").



MINIMUM ACCOUNT BALANCE FEE Beginning in the second quarter of 2007, if the value of your account (treating each Fund account you own separately from any other Fund account you may own) falls below the minimum initial investment applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Contingent deferred sales charges will not be applied to shares automatically sold by the Fund. The Fund reserves the right to lower the account size trigger point for


----
 16

YOUR ACCOUNT


the minimum balance fee in any year for any class of shares when the Fund believes it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons. The transfer agent will reduce the expenses paid by your Fund for transfer agency services by the amount it collects from assessment of this fee. If your Fund has no transfer agency expenses against which to offset the amount collected through assessment of this fee, the transfer agent will pay such amount directly to your Fund. The transfer agent will send you written notification of the imposition of any such fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia fund in which you hold shares, or establishing an automatic investment plan. Please contact the transfer agent, review the website at www.columbiafunds.com, call 1-800-345-6611 or contact your investment professional for more information.



EXCEPTIONS TO THE AUTOMATIC SALE OF YOUR SHARES AND THE MINIMUM ACCOUNT BALANCE FEE The automatic sale of shares of accounts valued at less than $250 and the minimum account balance fee described above do not apply to shareholders holding their shares through broker-dealer networked accounts, wrap fee and omnibus accounts, accounts with active automatic investment plans or payroll deduction plans, accounts that were created by the automatic conversion of Class B shares to Class A shares, accounts that were created by the automatic conversion of Class G shares to Class T shares, certain qualified retirement plans or Health Savings Accounts. The automatic sale of shares of accounts valued at less than $250 does not apply to individual retirement plans.


SHARE CERTIFICATES Share certificates are not available for Class Z shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

DISTRIBUTION OPTIONS The Fund declares any dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Shares begin to earn dividends on the date on which a purchase order is settled by payment. Shares stop earning dividends at the close of business on the day before the date on which a redemption order is settled. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

                                                                            ----

YOUR ACCOUNT

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.



TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account or a Health Savings Account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.



The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.



In general, any distributions of dividends, interest and short-term capital gains (determined by how long the Fund held the investments that generated them) are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax. It is not expected that a significant portion of the Fund's distributions will constitute qualified dividend income. Properly designated distributions of long-term capital gains (determined by how long the Fund held the investments that generated them) are generally taxable as such, regardless of how long you have held your Fund shares. Long-term capital gain rates have been temporarily reduced -- in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets -- for taxable years beginning before January 1, 2011. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

----
 18

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, LLC ("Columbia Advisors"), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Advisors is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Advisors runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Advisors is a direct, wholly owned subsidiary of Columbia Management Group, LLC ("CMG"), which in turn is a direct, wholly owned subsidiary of Bank of America, which in turn is a wholly owned banking subsidiary of Bank of America Corporation, a financial services holding company organized as a Delaware corporation. Columbia Advisors, a registered investment advisor, has been an investment advisor since 1995.


On September 30, 2005, Columbia Management Advisors, Inc. ("Columbia Management") merged into Columbia Advisors (which prior to September 30, 2005 had been known as Banc of America Capital Management, LLC). Before September 30, 2005, Columbia Management was the investment advisor to the Fund. As a result of the merger, Columbia Advisors is now the investment advisor to the Fund.


For the 2006 fiscal year, aggregate advisory fees paid to Columbia Advisors and/or Columbia Management by the Fund, not including pricing and bookkeeping and other fees paid to Columbia Advisors and/or Columbia Management by the Fund, amounted to 0.51% of average daily net assets of the Fund. A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is included in the Fund's semi-annual report to shareholders for the period ended February 28, 2006.


PORTFOLIO MANAGER
--------------------------------------------------------------------------------
ANN T. PETERSON, a senior vice president of Columbia Advisors, is the manager for the Fund and has managed or co-managed the Fund since June, 2000. Since 1993, she has served as a manager or co-manager of various other taxable income funds for Columbia Advisors or its predecessors.

The Statement of Additional Information provides additional information about the manager's compensation, other accounts managed and ownership of securities in the Fund.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.



Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see


                                                                            ----

MANAGING THE FUND


below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.



Pursuant to the procedures set forth in the SEC Order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has released the proposed plan of distribution for public notice and comment but has not yet approved a final plan of distribution.



As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.



A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.



In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.



On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.



On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.



On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.


----
 20

MANAGING THE FUND


On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.



In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the ICA and the Investment Advisers Act of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005 naming the Columbia Funds as nominal defendants. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal to the United States Court of Appeals for the First Circuit on December 30, 2005; this appeal is currently pending. The parties have advised the appellate court that they are engaged in settlement discussions and the court has, accordingly, deferred the briefing schedule for the appeal. The settlement has not yet been finalized. Any settlement ultimately agreed by the parties will be subject to court approval.



This matter is ongoing. Accordingly, no estimate can be made of the financial impact, if any, of this litigation on any fund.


                                                                            ----

OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and their associated risks are described under "The Fund -- Principal Investment Strategies" and "The Fund -- Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices and their associated risks are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). The advisor may elect not to buy any of these securities or use any of these techniques. The Fund may not always achieve its investment goals. Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or any of its investment strategies.

DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------

The Fund may enter into a number of derivative strategies, including those that employ futures and options, swap contracts and inverse floaters, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an interest in an opposite position. Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund or that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
--------------------------------------------------------------------------------

When-issued securities and forward commitments are securities that are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms.

SHORT SALES
--------------------------------------------------------------------------------

The Fund's short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it borrows from a third party in the hope of purchasing the same security at a later date at a lower price. The Fund is then obligated to return the security to the third party, requiring the Fund to purchase the security at the market price at some later date. If the price of the security has increased, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into, plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the cost of the security at the time it is sold short. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------

At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

----
 22

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the Fund's last five fiscal years, which run from September 1 to August 31. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report containing those financial statements by calling 1-800-345-6611.


THE FUND


                                                                                YEAR ENDED AUGUST 31,
                                                              2006        2005          2004          2003          2002
                                                            Class Z     Class Z       Class Z       Class Z       Class Z
                                                            -------      ------        ------        -----         -----
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                       10.73       10.75         10.60        10.88         10.61
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income                                        0.46(a)     0.44(a)       0.46(a)      0.40          0.54(a)
  Net realized and unrealized gain (loss) on investments
  and futures contracts                                       (0.32)         --(b)       0.14        (0.20)         0.31
--------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                               0.14        0.44          0.60         0.20          0.85
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
  From net investment income                                  (0.48)      (0.46)        (0.45)       (0.48)        (0.58)
  From return of capital                                      (0.01)         --            --           --            --
--------------------------------------------------------------------------------------------------------------------------
Total Distributions Declared to Shareholders                  (0.49)      (0.46)        (0.45)       (0.48)        (0.58)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                             10.38       10.73         10.75        10.60         10.88
--------------------------------------------------------------------------------------------------------------------------
Total return (%)(c)                                            1.33(d)     4.16          5.75         1.77          8.32
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):
  Expenses(e)                                                  0.72        0.83          0.91         1.00          0.96
  Net investment income(e)                                     4.51        4.12          4.30         3.47          5.02
  Waiver/reimbursement                                         0.01          --            --           --            --
Portfolio turnover rate (%)                                      92          80            93           61            94
Net assets, end of period (000's) ($)                       109,187      39,680        29,848        9,857           657



 (a) Per share data was calculated using average shares outstanding during the period.



 (b) Rounds to less than $0.01 per share.



 (c) Total return at net asset value assuming all distributions reinvested.



 (d) Had the Transfer Agent not waived a portion of expenses, total return would have been reduced.



 (e) The benefits derived from custody credits had an impact of less than 0.01%.


                                                                            ----

APPENDIX A

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------

The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The chart shows the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart, and is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower.



CLASS Z SHARES



         ANNUAL                   INITIAL HYPOTHETICAL                 ASSUMED RATE
     EXPENSE RATIO                 INVESTMENT AMOUNT                    OF RETURN
     -------------                --------------------                 ------------
         0.00%                         $10,000.00                           5%






                                                                          HYPOTHETICAL
                                                    CUMULATIVE              YEAR-END
      CUMULATIVE RETURN         ANNUAL                RETURN                BALANCE            ANNUAL
         BEFORE FEES           EXPENSE              AFTER FEES             AFTER FEES          FEES &
YEAR     & EXPENSES             RATIO               & EXPENSES             & EXPENSES        EXPENSES(1)
----  -----------------        -------              ----------            ------------       -----------
1           5.00%                  0.73%               4.27%               $10,427.00          $ 74.56
2          10.25%                  0.73%               8.72%               $10,872.23          $ 77.74
3          15.76%                  0.73%              13.36%               $11,336.48          $ 81.06
4          21.55%                  0.73%              18.21%               $11,820.54          $ 84.52
5          27.63%                  0.73%              23.25%               $12,325.28          $ 88.13
6          34.01%                  0.73%              28.52%               $12,851.57          $ 91.90
7          40.71%                  0.73%              34.00%               $13,400.33          $ 95.82
8          47.75%                  0.73%              39.73%               $13,972.53          $ 99.91
9          55.13%                  0.73%              45.69%               $14,569.15          $104.18
10         62.89%                  0.73%              51.91%               $15,191.26          $108.63
Total Gain After Fees
  and Expenses                                                             $ 5,191.26
Total Annual Fees and
Expenses                                                                                       $906.45



 (1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.


----
 24

NOTES

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                                                                              25

NOTES

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----
 26

NOTES

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                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information includes a description of the Fund's policies with respect to the disclosure of its portfolio holdings.



You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's transfer agent or visiting the Fund's website at:



Columbia Management Services, Inc.


P.O. Box 8081


Boston, MA 02266-8081


1-800-345-6611

www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund, including the Statement of Additional Information, by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the e-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:


Columbia Funds Series Trust I: 811-04367


- Columbia Federal Securities Fund

--------------------------------------------------------------------------------

(ColumbiaFunds Logo)

   A Member of Columbia Management Group


   (C)2007 Columbia Management Distributors, Inc.

   One Financial Center, Boston, MA 02111-2621

   800.426.3750  www.columbiafunds.com                        INT-36/115919-1206

COLUMBIA GREATER CHINA FUND   Prospectus, January 1, 2007


CLASS A, B AND C SHARES

Advised by Columbia Management Advisors, LLC


--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   4
Your Expenses........................................   6

YOUR ACCOUNT                                            8
---------------------------------------------------------
How to Buy Shares....................................   8
Investment Minimums..................................   9
Sales Charges........................................   9
How to Exchange Shares...............................  13
How to Sell Shares...................................  13
Fund Policy on Trading of Fund Shares................  14
Distribution and Service Fees........................  18
Other Information About Your Account.................  19

MANAGING THE FUND                                      23
---------------------------------------------------------
Investment Advisor...................................  23
Portfolio Managers...................................  23
Legal Proceedings....................................  24

FINANCIAL HIGHLIGHTS                                   26
---------------------------------------------------------

APPENDIX A                                             29
---------------------------------------------------------


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies whose principal activities are in the Greater China Region. This region includes Hong Kong, The People's Republic of China and Taiwan, among others. The Fund's investment advisor will determine where a company's principal activities are located by considering its country of organization, the principal trading market for its stocks, the source of its revenues and the location of its assets. The Fund may invest in stocks of any size, whose earnings, the advisor believes, are in a growth trend or are undervalued.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.


In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment strategies.


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

----
 2

THE FUND

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of the company's stock may fall, or may not approach the value the advisor has placed on it.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Because the Fund invests predominantly in foreign securities, the Fund may be particularly susceptible to market timers. Market timers generally attempt to take advantage of the way the Fund prices its shares by trading based on market information they expect will lead to a change in the Fund's net asset value on the next pricing day. Market timing activity may be disruptive to Fund management and, since a market timer's profits are effectively paid directly out of the Fund's assets, may negatively impact the investment returns of other shareholders. Although the Fund has adopted certain policies and methods intended to identify and discourage frequent trading based on this strategy, it cannot ensure that all such activity can be identified or terminated.

Investments in emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Because the Fund's investments are concentrated in the Greater China Region, the Fund is particularly susceptible to regional risks. Events in any one country within the region may impact the other countries or the Asian region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which may result in greater losses and volatility. Markets in the Greater China Region can experience significant volatility due to social, regulatory and political uncertainties.

Small- or mid-cap companies may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stocks.

                                                                            ----

THE FUND

As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of broad measures of market performance for one year, five years and for the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.


              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and the life of the Fund periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.


              The Fund's returns are compared to the Morgan Stanley Capital International China Index ("MSCI China Index"), an unmanaged index that is designed to broadly and fairly represent the full diversity of business activities in China. This index aims to capture 85% of the free float adjusted market capitalization in each industry group. The Fund's returns are also compared to the Hang Seng Stock Index ("Hang Seng
              Index"), an unmanaged index that tracks the performance of approximately 70% of the total market capitalization of the stock exchange of Hong Kong. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
             -------------------------------------------------------------------

----
 4

THE FUND

CALENDAR YEAR TOTAL RETURNS (CLASS A)


                                  (BAR CHART)

                                  67.79%                                      54.83%     14.43%      9.04%
                       -20.17%               -0.92%     -10.53%    -12.49%
                        1998       1999       2000       2001       2002       2003       2004       2005


            The Class's year-to-date total return through  For the periods shown in bar chart:
            September 30, 2006 was 31.41%.                 Best quarter: 2nd quarter 1999, +40.11%
                                                           Worst quarter: 2nd quarter 1998, -33.77%


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2005



                                                              INCEPTION                                         LIFE OF
                                                                DATE            1 YEAR          5 YEARS         THE FUND
Class A (%)
  Return Before Taxes                                          5/16/97            2.77            7.35             7.53
  Return After Taxes on Distributions                                             2.41            7.09             7.32
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                                          2.08            6.24             6.50
------------------------------------------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes                                          5/16/97            3.22            7.53             7.54
  Return After Taxes on Distributions                                             3.03            7.48             7.49
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                                          2.32            6.53             6.62
------------------------------------------------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes                                          5/16/97            7.24            7.80             7.70
  Return After Taxes on Distributions                                             7.06            7.75             7.65
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                                          4.93            6.76             6.77
------------------------------------------------------------------------------------------------------------------------
MSCI China Index (%)                                             N/A             19.77            8.18            -8.67(1)
------------------------------------------------------------------------------------------------------------------------
Hang Seng Index (%)                                              N/A              8.69            3.37             3.43(1)


 (1) Performance information is from May 31, 1997.

                                                                            ----

THE FUND

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------

              UNDERSTANDING EXPENSES

              SALES CHARGES are paid directly by shareholders to Columbia Management Distributors, Inc., the Fund's distributor.


              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, 12b-1 fees and other expenses that generally include, but are not limited to, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time to time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. Higher transaction costs reduce the Fund's returns.


              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions

              - Class B shares convert to Class A shares after eight years
             -------------------------------------------------------------------


SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)



                                                                CLASS A         CLASS B         CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                          5.75            0.00            0.00
-------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                                1.00(1)         5.00            1.00
-------------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)              2.00(2)(3)      2.00(2)(3)      2.00(2)(3)



 (1) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 12 months of purchase.



 (2) There is a $7.50 charge for wiring sale proceeds to your bank.



 (3) A redemption fee may be charged on shares that were owned for 60 days or less. For more information, see "Fund Policy on Trading of Fund Shares" below.


----
 6

THE FUND

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


                                                                CLASS A         CLASS B         CLASS C
Management fee(1) (%)                                            0.95            0.95            0.95
-------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                        0.25            1.00            1.00
-------------------------------------------------------------------------------------------------------
Other expenses(2) (%)                                            0.55            0.55            0.55
-------------------------------------------------------------------------------------------------------
Total annual fund operating expenses (%)                         1.75            2.50            2.50



 (1) Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates: first $1 billion = 0.95%; next $1 billion to $1.5 billion = 0.87%; next $1.5 billion to $3 billion = 0.82%; next $3 billion to $6 billion = 0.77%; over $6 billion = 0.72%.



 (2) Other expenses have been restated to reflect contractual changes to the fees paid by the Fund for transfer agency services.


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


CLASS                                                            1 YEAR         3 YEARS         5 YEARS         10 YEARS
Class A                                                           $743          $1,094          $1,469           $2,519
------------------------------------------------------------------------------------------------------------------------
Class B:  did not sell your shares                                $253          $  779          $1,331           $2,652
          sold all your shares at the end of the period           $753          $1,079          $1,531           $2,652
------------------------------------------------------------------------------------------------------------------------
Class C:  did not sell your shares                                $253          $  779          $1,331           $2,836
          sold all your shares at
          the end of the period                                   $353          $  779          $1,331           $2,836


See Appendix A for additional hypothetical investment and expense information.

                                                                            ----

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for
                       executing the purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts, send a completed application and check
(new account)          made payable to the Fund to, Columbia Management Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts, fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                       Management Services, Inc., P.O. Box 8081, Boston, MA
                       02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Management Distributors, Inc.
                       for shares of the same class (and, in some cases, certain
                       other classes) of the Fund at no additional cost. An
                       exchange to another fund may incur a sales charge if the
                       original purchase was not assessed a sales charge. To
                       exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------
By wire                You may purchase shares of the Fund by wiring money from
                       your bank account to your Fund account. To wire funds to
                       your Fund account, call 1-800-422-3737 for wiring
                       instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       shares of the same class of the Fund at no additional cost.
                       Exchanges will continue so long as your fund balance is
                       sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the
                       $100 minimum) by calling 1-800-345-6611. There may be an
                       additional sales charge if exchanging from a money market
                       fund. Be sure to complete the appropriate section of the
                       account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares (and, in some
                       cases, certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if
                       exchanging from a money market fund. To invest your
                       dividends in the Fund, call 1-800-345-6611.
-----------------------------------------------------------------------------------
Through the            You may purchase Fund shares through the internet. You will
Internet               be required to accept the terms of an online agreement and to use a password in order to make internet purchases. The transfer agent has procedures in place to authenticate
                       electronic instructions given via the internet. For more
                       information on internet transactions, or to sign up for the internet transactions, please call 1-800-345-6611.


----
 8

YOUR ACCOUNT

INVESTMENT MINIMUMS
--------------------------------------------------------------------------------

The minimum initial investment for Class A, Class B and Class C shares generally is $2,500. For individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement accounts, the minimum initial investment is $1,000. For non-omnibus group retirement plans, the initial investment minimums are determined based on the plan's investment rather than the investment of its individual participants. For investors establishing an automatic investment plan, the minimum initial investment is $50. There is no minimum initial investment for omnibus accounts, wrap accounts or Health Savings Accounts sponsored by third party platforms, including those sponsored by Bank Of America affiliates.



The minimum investment for additional purchases of Class A, Class B and Class C shares is $50 for all investors.



The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.



Please see the Statement of Additional Information for more details on investment minimums.


SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge ("CDSC") when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charges may be reduced or waived, as described below and in the Statement of Additional Information. The Board of Trustees has waived sales charges for Health Savings Accounts.


             -------------------------------------------------------------------

              CHOOSING A SHARE CLASS

              The Fund offers three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $50,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

              The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a
              separate prospectus provided to eligible institutional and other investors.
             -------------------------------------------------------------------

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on

                                                                            ----

YOUR ACCOUNT

the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

CLASS A SALES CHARGES

                                                                                                      % OF OFFERING
                                                                AS A % OF                                 PRICE
                                                                THE PUBLIC           AS A %            RETAINED BY
                                                                 OFFERING           OF YOUR             FINANCIAL
AMOUNT PURCHASED                                                  PRICE            INVESTMENT            ADVISOR
Less than $50,000                                                  5.75               6.10                5.00
-------------------------------------------------------------------------------------------------------------------
$50,000 to less than $100,000                                      4.50               4.71                3.75
-------------------------------------------------------------------------------------------------------------------
$100,000 to less than $250,000                                     3.50               3.63                2.75
-------------------------------------------------------------------------------------------------------------------
$250,000 to less than $500,000                                     2.50               2.56                2.00
-------------------------------------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                                   2.00               2.04                1.75
-------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                                 0.00               0.00                0.00


Class A shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.


For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

PURCHASES OVER $1 MILLION


AMOUNT PURCHASED                                                COMMISSION %
$1 million to less than $3 million                                  1.00
----------------------------------------------------------------------------
$3 million to less than $50 million                                 0.50
----------------------------------------------------------------------------
$50 million or more                                                 0.25



For group retirement plans, financial advisors are eligible to receive a 1.00% commission from the distributor on purchases, including those in amounts less than $1 million, that are coded as commission eligible trades. Purchase amounts are aggregated among all Columbia funds for purposes of the above table.


             -------------------------------------------------------------------

              UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

              Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your
              shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the
              time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the
              longest.
             -------------------------------------------------------------------

----
 10

YOUR ACCOUNT

REDUCED SALES CHARGES FOR LARGER INVESTMENTS.

   A. What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.


RIGHTS OF ACCUMULATION The value of eligible accounts maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.


STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

   B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

   - Individual accounts

   - Joint accounts

   - Certain IRA accounts

   - Certain trusts

   - UTMA/UGMA accounts


For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. An account is not eligible to the extent it holds an institutional class of shares of a Columbia money market fund or Class R shares of any Columbia fund. The value of your investment in a non-institutional class of a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Non-institutional class investments in Columbia money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.


   C. How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your

                                                                            ----

YOUR ACCOUNT

immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.

   D. How can I obtain more information about breakpoint discounts?


Certain investors, including affiliates of the Funds, broker/dealers and their affiliates, investors in wrap-fee programs, through fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Fund as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information which can be obtained at www.columbiafunds.com or by calling 1-800-345-6611.



CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Purchases up to $50,000 are allowed in Class B shares assuming the combined value of the customer's total assets in the Columbia funds does not reach $50,000. Purchases in Class B shares that bring the combined value of a customer's total assets to $50,000 or above will be rejected. A customer's total assets may include accounts for immediate family members. Group plan accounts are valued at the plan level. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission of 4.00% on sales of Class B shares.


CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   5.00
-------------------------------------------------------------------------------
Through second year                                                  4.00
-------------------------------------------------------------------------------
Through third year                                                   3.00
-------------------------------------------------------------------------------
Through fourth year                                                  3.00
-------------------------------------------------------------------------------
Through fifth year                                                   2.00
-------------------------------------------------------------------------------
Through sixth year                                                   1.00
-------------------------------------------------------------------------------
Longer than six years                                                0.00


Automatic conversion to Class A shares occurs eight years after purchase.


----
 12

YOUR ACCOUNT


CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.


CLASS C SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   1.00
-------------------------------------------------------------------------------
Longer than one year                                                 0.00

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another fund distributed by Columbia Management Distributors, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


Certain restrictions may apply to participants in Health Savings Accounts, including the limitation that participants may exchange their shares only for shares of other funds currently enrolled in the program.



You also may exchange your shares through the internet. You will be required to accept the terms of an online agreement and to use a password in order to make internet exchanges. The transfer agent has procedures in place to authenticate electronic instructions given via the internet. For more information on internet transactions, or to sign up for internet transactions, please call 1-800-345-6611.



HOW TO SELL SHARES

--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.


When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) if applicable, you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


                                                                            ----

YOUR ACCOUNT


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 10 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund
                       distributed by Columbia Management Distributors, Inc. at no additional cost. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts and Health Savings Accounts. For
                       details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or if
                       applicable, stock power form along with any share
                       certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures
                       must be guaranteed by either a bank, a member firm of a
                       national stock exchange or another eligible guarantor
                       institution that participates in the Medallion Signature
                       Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries,
                       surviving joint owners and individual retirement account
                       owners. For details, call 1-800-345-6611.
                       Mail your letter of instruction to Columbia Management
                       Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By wire                You may sell Fund shares and request that the proceeds be
                       wired to your bank. You must set up this feature prior to
                       your request. Be sure to complete the appropriate section of the account application for this feature. Generally, the
                       value of your redemptions must be at least equal to $500 in order to have the sale proceeds wired to your bank. There is a $7.50 charge for wiring sale proceeds to your bank. (The transfer agent may waive this fee for omnibus and nominee
                       accounts.) Your bank may charge additional fees for such
                       wire transfer.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum
                       account balance requirement has been waived for wrap
                       accounts. This feature is not available if you hold your
                       shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the
                       appropriate section of the account application for this
                       feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares of the Fund and request that the
funds transfer         proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
Through the            You may sell Fund shares through the internet. You will be
Internet               required to accept the terms of an online agreement and to use a password in order to make internet redemptions. The
                       transfer agent has procedures in place to authenticate
                       electronic instructions given via the internet. For more
                       information on internet transactions, or to sign up for
                       internet transactions, please call 1-800-345-6611.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere

----
 14

YOUR ACCOUNT

with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing". The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.


The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.


The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, the Fund imposes a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase, as described below.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.


The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Consequently, there is the risk that the Fund may not be able to do anything in response to market timing that occurs in the Fund, which may result in certain shareholders being able to market time the Fund while the shareholders in the Fund bear the burden of such activities.



Certain financial intermediaries (including certain retirement plan service providers whose clients include, among others, various retirement plans sponsored by Bank of America and its affiliates for the benefit of its employees (the "Bank of America retirement plan service providers")) have different policies regarding


                                                                            ----

YOUR ACCOUNT


monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above. In particular, the Bank of America retirement plan service provider permits the reinstatement of future purchase orders for shares of the Fund following various suspension periods.



The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.


The Fund will assess, subject to limited exceptions, a 2.00% redemption fee on the proceeds of Fund shares that are redeemed (either by selling shares or exchanging into another Columbia Fund) within 60 days of their purchase. The redemption fee is paid to the Fund.

The redemption fee is imposed on Fund shares redeemed (including redemptions by exchange) within 60 days of purchase. In determining which shares are being redeemed, we generally apply a first-in, first-out approach. For Fund shares acquired by exchange, the holding period prior to the exchange will not be considered in determining whether to assess the redemption fee.

The redemption fee will not be imposed if you qualify for a waiver and the Fund has received proper notification, unless the waiver is automatic as noted below. We'll redeem any shares that are eligible for a waiver first.

A Fund shareholder won't pay an otherwise applicable redemption fee on any of the following transactions:

  - shares sold following the death or disability (as defined in the Internal Revenue Code) of the shareholder, including a registered joint owner

  - shares sold by or distributions from participant directed retirement plans, such as 401(k), 403(b), 457, Keogh, profit sharing, and money purchase pension accounts, where the Fund does not have access to information about the individual participant account activity, except where the Fund has received an indication that the plan administrator is able to assess the redemption fee to the appropriate accounts (automatic)

  - shares sold by certain investment funds, including those that Columbia Management Advisors, LLC or its affiliates may manage (automatic)

  - shares sold as part of an automatic rebalancing within an asset allocation program or by certain wrap programs where the program sponsor has provided assurances reasonably satisfactory to the Fund that the program is not designed to be a vehicle for market timing

  - shares sold by accounts maintained by a financial institution or intermediary where the Fund has received information reasonably satisfactory to the Fund indicating that the financial institution or intermediary maintaining the account is unable for administrative reasons to assess the redemption fee to underlying shareholders

  - shares sold by an account which has demonstrated a hardship, such as a medical emergency, as determined in the absolute discretion of the Fund

  - shares that were purchased by reinvested dividends (automatic)


  - shares that are redeemed or exchanged through Columbia Funds' Systematic Withdrawal Plan or similar affiliated or unaffiliated automated plans


----
 16

YOUR ACCOUNT

  - the following retirement plan distributions:

     - lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or following attainment of age 59 1/2 in the case of a "key employee" of a "top heavy"
       plan)

     - distributions from an individual retirement account ("IRA") or Custodial Account under Section 403(b)(7) of the Internal Revenue Code, following attainment of age 59 1/2

The Fund also has the discretion to waive the 2.00% redemption fee if the Fund is in jeopardy of failing the 90% income test or losing its registered investment company qualification for tax purposes.

As described above, certain intermediaries do not assess redemption fees to certain categories of redemptions that do not present significant market timing concerns (such as automatic withdrawal plan redemptions). In these situations, the Fund's ability to assess redemption fees is generally limited by the intermediary's policies and, accordingly, no redemption fees will be assessed on such redemptions.

                                                                            ----

YOUR ACCOUNT

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
RULE 12B-1 PLAN The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after eight years, eliminating the distribution fee upon conversion.


FINANCIAL INTERMEDIARY PAYMENTS The Funds' distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Funds' distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Funds' distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Funds' distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.02% and 0.10% (between 0.03% and 0.12% in the case of the money market funds) on an annual basis for payments based on average net assets of the Funds attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds (other than the money market funds) attributable to the financial intermediary. The Funds' distributor or its affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund.



Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of the total Fund assets for Class A, B and C shares in the program on an annual basis. As of September 1, 2005, the Trust's Board has authorized the Funds to pay up to 0.11% of total fund assets on an annual basis. The amounts in excess of that paid by a Fund will be borne by the Fund's distributor or its affiliates.



The Funds' distributor or its affiliates may make other payments or allow promotional incentives to financial intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.



Amounts paid by the Funds' distributor or its affiliates are paid out of the distributor's or its affiliates' own revenue and do not increase the amount paid by you or the Fund. You can find further details about the


----
 18

YOUR ACCOUNT


payments made by the Funds' distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Funds' distributor or its affiliates has agreed to make marketing support payments in the Fund's Statement of Additional Information, which can be obtained at www.columbiafunds.com or by calling 1-800-345-6611. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Funds' distributor and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular Fund or share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.


AUTOMATIC SALE OF YOUR SHARES The Fund will automatically sell your shares if the value of your account (treating each Fund account you own separately from any other Fund account you may own) falls below $250. Contingent deferred sales charges will not be applied to shares automatically sold by the Fund. If your shares are sold, the transfer agent will remit the balance of your account to you. The transfer agent will send you written notification at least 30 days in advance of any such automatic sale, which will provide details on how


                                                                            ----

YOUR ACCOUNT


you can add money to your account in order to avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia fund in which you hold shares, or establishing an automatic investment plan. Please contact the transfer agent, review the website at www.columbiafunds.com, call 1-800-345-6611 or contact your investment professional for more information. The automatic sale of shares of accounts valued at less than $250 will take place in the second quarter of each calendar year.



The Fund may also sell your shares if a financial institution or intermediary instructs the Fund to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the Investment Company Act of 1940.



MINIMUM ACCOUNT BALANCE FEE Beginning in the second quarter of 2007, if the value of your account (treating each Fund account you own separately from any other Fund account you may own) falls below the minimum initial investment applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Contingent deferred sales charges will not be applied to shares automatically sold by the Fund. The Fund reserves the right to lower the account size trigger point for the minimum balance fee in any year for any class of shares when the Fund believes it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons. The transfer agent will reduce the expenses paid by the Fund for transfer agency services by the amount it collects from assessment of this fee. If the Fund has no transfer agency expenses against which to offset the amount collected through assessment of this fee, the transfer agent will pay such amount directly to the Fund. The transfer agent will send you written notification of the imposition of any such fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia fund in which you hold shares, or establishing an automatic investment plan. Please contact the transfer agent, review the website at www.columbiafunds.com, call 1-800-345-6611 or contact your investment professional for more information.



EXCEPTIONS TO THE AUTOMATIC SALE OF YOUR SHARES AND THE MINIMUM ACCOUNT BALANCE FEE The automatic sale of shares of accounts valued at less than $250 and the minimum account balance fee described above do not apply to shareholders holding their shares through broker-dealer networked accounts, wrap fee and omnibus accounts, accounts with active automatic investment plans or payroll deduction plans, accounts that were created by the automatic conversion of Class B shares to Class A shares, accounts that were created by the automatic conversion of Class G shares to Class T shares, certain qualified retirement plans or Health Saving Accounts. The automatic sale of shares of accounts valued at less than $250 does not apply to individual retirement plans.



SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have returned them to the transfer agent.


----
 20

YOUR ACCOUNT

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------


DISTRIBUTION OPTIONS The Fund distributes any dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions, will be reinvested in additional shares of the Fund.



TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account or a Health Savings Account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.


                                                                            ----

YOUR ACCOUNT


The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.



In general, any distributions of dividends, interest and short-term capital gains (determined by how long the Fund held the investments that generated them) are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax in taxable years beginning January 1, 2011. Properly designated distributions of long-term capital gains (determined by how long the Fund held the investments that generated them) are generally taxable as such, regardless of how long you have held your Fund shares. Long-term capital gain rates have been temporarily reduced -- in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets -- for taxable years beginning before January 1, 2011. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. The Fund's investments in foreign securities may be subject to foreign withholding taxes. You may be entitled to claim a credit or deduction with respect to foreign taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

----
 22

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, LLC ("Columbia Advisors"), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Advisors is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Advisors runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Advisors is a direct, wholly owned subsidiary of Columbia Management Group, LLC ("CMG"), which in turn is a direct, wholly owned subsidiary of Bank of America, which in turn is a wholly owned banking subsidiary of Bank of America Corporation, a financial services holding company organized as a Delaware corporation. Columbia Advisors, a registered investment advisor, has been an investment advisor since 1995.


On September 30, 2005, Columbia Management Advisors, Inc. ("Columbia Management") merged into Columbia Advisors (which prior to September 30, 2005 had been known as Banc of America Capital Management, LLC). Before September 30, 2005, Columbia Management was the investment advisor to the Fund. As a result of the merger, Columbia Advisors is now the investment advisor to the Fund.


For the 2006 fiscal year, aggregate advisory fees paid to Columbia Advisors and/or Columbia Management by the Fund, not including pricing and bookkeeping and other fees paid to Columbia Advisors and/or Columbia Management by the Fund, amounted to 0.95% of average daily net assets of the Fund.



A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is included in the Fund's semi-annual report to shareholders for the fiscal period ended February 28, 2006.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

FRED COPPER, a portfolio manager of Columbia Advisors, is the lead manager for the Fund and has co-managed the Fund since October, 2005. Mr. Copper has been associated with Columbia Advisors or its predecessors since September, 2005. Mr. Copper was a senior vice president with Putnam Investments from March, 2001 to September, 2005 and an assistant vice president with Wellington Management Company, LLP from July, 1998 to February, 2001.



JASMINE (WEILI) HUANG, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since May, 2005. Ms. Huang has been associated with Columbia Advisors or its predecessors since September, 2003. Ms. Huang held a manager position with Deloitte's management consulting practice from June, 2000 to September, 2003.


The Statement of Additional Information provides additional information about the managers' compensation, other accounts managed and ownership of securities in the Fund.

                                                                            ----

MANAGING THE FUND

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.



Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.



Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has released the proposed plan of distribution for public notice and comment but has not yet approved a final plan of distribution.



As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.



A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.



In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.



On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a


----
 24

MANAGING THE FUND


derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.



On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.



On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.



On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.



In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005 naming the Columbia Funds as nominal defendants. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal to the United States Court of Appeals for the First Circuit on December 30, 2005; this appeal is currently pending. The parties have advised the appellate court that they are engaged in settlement discussions and the court has, accordingly, deferred the briefing schedule for the appeal. The settlement has not yet been finalized. Any settlement ultimately agreed by the parties will be subject to court approval.



This matter is ongoing. Accordingly, no estimate can be made of the financial impact, if any, of this litigation on any fund.


                                                                            ----

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from September 1 to August 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the years ended August 31, 2006, 2005 and 2004, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the years ended August 31, 2003 and 2002 has been derived from the Fund's financial statements which have been audited by another independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.


THE FUND


                                                                                YEAR ENDED AUGUST 31,
                                                       2006             2005             2004             2003             2002
                                                     Class A          Class A          Class A          Class A          Class A
                                                      ------           ------           ------           ------           ------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                24.68            20.64            17.88            14.29            14.91
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(a)                              0.26             0.31             0.17             0.14             0.10
  Net realized and unrealized gain (loss) on
  investments and foreign currency                      7.41             3.94             2.70             3.53            (0.57)
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                        7.67             4.25             2.87             3.67            (0.47)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income                           (0.45)           (0.21)           (0.11)           (0.08)           (0.15)
---------------------------------------------------------------------------------------------------------------------------------
REDEMPTION FEES ($):
  Redemption fees added to paid-in-capital                --(a)(b)         --(a)(b)         --(a)(b)         --               --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                      31.90            24.68            20.64            17.88            14.29
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(c)                                    31.55(d)(e)      20.66            16.11            25.84(d)         (3.22)(d)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
(%):
  Operating expenses(f)                                 1.73             1.76             1.89             2.15             2.15
  Interest expense                                        --               --               --               --(g)            --(g)
  Expenses(f)                                           1.73             1.76             1.89             2.15             2.15
  Net investment income(f)                              0.93             1.35             0.84             0.97             0.65
  Waiver/reimbursement                                  0.01               --               --             0.37             0.29
Portfolio turnover rate (%)                               32               24               25               33               16
Net assets, end of period (000's) ($)                 84,492           53,975           47,282           42,685           33,201



 (a) Per share data was calculated using average shares outstanding during the period.



 (b) Rounds to less than $0.01 per share.



 (c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.



 (d) Had the Investment Advisor/Administrator and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.



 (e) Total return includes a voluntary reimbursement by the Investment Advisor for a realized investment loss due to a trading error.



 (f) The benefits derived from custody credits had an impact of less than 0.01%.



 (g) Rounds to less than 0.01%.


----
 26

FINANCIAL HIGHLIGHTS

THE FUND


                                                                                    YEAR ENDED AUGUST 31,
                                                               2006           2005           2004           2003           2002
                                                             Class B        Class B        Class B        Class B        Class B
                                                             -------         ------         -----          -----          ------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                        24.11          20.18         17.51          14.02           14.63
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income (loss)(a)                               0.05           0.14          0.05           0.04           (0.02)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                              7.25           3.85          2.62           3.45           (0.55)
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                7.30           3.99          2.67           3.49           (0.57)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income                                   (0.27)         (0.06)           --             --           (0.04)
---------------------------------------------------------------------------------------------------------------------------------
REDEMPTION FEES ($):
  Redemption fees added to paid-in-capital                        --(a)(b)       --(a)(b)      --(a)(b)       --              --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                              31.14          24.11         20.18          17.51           14.02
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(d)                                            30.57(d)(e)    19.77         15.25          24.89(d)        (3.93)(d)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):
  Operating expenses(f)                                         2.48           2.51          2.64           2.90            2.90
  Interest expense                                                --             --            --             --(g)           --(g)
  Expenses(f)                                                   2.48           2.51          2.64           2.90            2.90
  Net investment income (loss)(f)                               0.19           0.60          0.23           0.30           (0.10)
  Waiver/reimbursement                                          0.01             --            --           0.37            0.29
Portfolio turnover rate (%)                                       32             24            25             33              16
Net assets, end of period (000's) ($)                         17,176         12,680        10,471          5,121           3,850



 (a) Per share data was calculated using average shares outstanding during the period.



 (b) Rounds to less than $0.01 per share.



 (c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.



 (d) Had the investment advisor/administrator not waived or reimbursed a portion of expenses, total return would have been reduced.



 (e) Total return includes a voluntary reimbursement by the Investment Advisor for a realized investment loss due to a trading error.



 (f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.



 (g) Rounds to less than 0.01%.


                                                                            ----

FINANCIAL HIGHLIGHTS

THE FUND


                                                                                   YEAR ENDED AUGUST 31,
                                                              2006           2005           2004           2003           2002
                                                            Class C        Class C        Class C        Class C        Class C
                                                            -------        -------        -------        -------        -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                       24.43          20.45          17.76          14.22          14.84
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income (loss)(a)                              0.05           0.14           0.04           0.05          (0.02)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                         7.35           3.90           2.65           3.49          (0.56)
--------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                               7.40           4.04           2.69           3.54          (0.58)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income                                  (0.27)         (0.06)            --             --          (0.04)
--------------------------------------------------------------------------------------------------------------------------------
REDEMPTION FEES ($):
  Redemption fees added to paid-in-capital                       --(a)(b)       --(a)(b)       --(a)(b)       --             --
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                             31.56          24.43          20.45          17.76          14.22
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)(c)                                           30.58(d)(e)    19.75          15.15          24.89(d)       (3.94)(d)
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA (%):
  Operating expenses(f)                                        2.48           2.51           2.64           2.90           2.90
  Interest expense                                               --             --             --             --(g)          --(g)
  Expenses(f)                                                  2.48           2.51           2.64           2.90           2.90
  Net investment income (loss)(f)                              0.20           0.60           0.20           0.35          (0.10)
  Waiver/reimbursement                                         0.01             --             --           0.37           0.29
Portfolio turnover rate (%)                                      32             24             25             33             16
Net assets, end of period (000's) ($)                        22,229         13,853          9,436          3,316          1,812



 (a) Per share data was calculated using average shares outstanding during the period.



 (b) Rounds to less than $0.01 per share.



 (c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.



 (d) Had the investment advisor/administrator not waived or reimbursed a portion of expenses, total return would have been reduced.



 (e) Total return includes a voluntary reimbursement by the Investment Advisor for a realized investment loss due to a trading error.



 (f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.



 (g) Rounds to less than 0.01%.


----
 28

APPENDIX A


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION



The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class A, B, and C shares of the Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratios used for the Fund, which are the same as those stated in the Annual Fund Operating Expenses table, are presented in the charts, and are net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables shown below reflect the maximum initial sales charge for Class A shares but do not reflect any contingent deferred sales charges which may be payable on redemption. If contingent deferred sales charges were reflected, the "Hypothetical Year-End Balance After Fees and Expenses" amounts shown would be lower and the "Annual Fees and Expenses" amounts shown would be higher.



CLASS A SHARES



  MAXIMUM SALES CHARGE   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
  --------------------   --------------------------------------   ----------------------
     5.75%                             $10,000.00                           5%



       CUMULATIVE RETURN                                            HYPOTHETICAL YEAR-
         BEFORE FEES &     ANNUAL EXPENSE     CUMULATIVE RETURN     END BALANCE AFTER    ANNUAL FEES &
YEAR       EXPENSES            RATIO        AFTER FEES & EXPENSES    FEES & EXPENSES      EXPENSES(1)
----   -----------------   --------------   ---------------------   ------------------   -------------
1            5.00%             1.75%               -2.69%(2)            $ 9,731.31         $  742.62
2           10.25%             1.75%                0.48%               $10,047.58         $  173.07
3           15.76%             1.75%                3.74%               $10,374.13         $  178.69
4           21.55%             1.75%                7.11%               $10,711.29         $  184.50
5           27.63%             1.75%               10.59%               $11,059.40         $  190.49
6           34.01%             1.75%               14.19%               $11,418.83         $  196.68
7           40.71%             1.75%               17.90%               $11,789.95         $  203.08
8           47.75%             1.75%               21.73%               $12,173.12         $  209.68
9           55.13%             1.75%               25.69%               $12,568.74         $  216.49
10          62.89%             1.75%               29.77%               $12,977.23         $  223.53
 TOTAL GAIN AFTER FEES &
 EXPENSES                                                               $ 2,977.23
 TOTAL ANNUAL FEES &
 EXPENSES                                                                                  $2,518.83



 (1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.



 (2) Reflects deduction of the maximum initial sales charge.


                                                                            ----

APPENDIX A


CLASS B SHARES



  MAXIMUM SALES CHARGE   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
  --------------------   --------------------------------------   ----------------------
     0.00%                             $10,000.00                           5%



      CUMULATIVE RETURN                                            HYPOTHETICAL YEAR-
        BEFORE FEES &     ANNUAL EXPENSE     CUMULATIVE RETURN     END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES            RATIO        AFTER FEES & EXPENSES    FEES & EXPENSES      EXPENSES(1)
----  -----------------   --------------   ---------------------   ------------------   -------------
1           5.00%             2.50%                2.50%               $10,250.00         $  253.13
2          10.25%             2.50%                5.06%               $10,506.25         $  259.45
3          15.76%             2.50%                7.69%               $10,768.91         $  265.94
4          21.55%             2.50%               10.38%               $11,038.13         $  272.59
5          27.63%             2.50%               13.14%               $11,314.08         $  279.40
6          34.01%             2.50%               15.97%               $11,596.93         $  286.39
7          40.71%             2.50%               18.87%               $11,886.86         $  293.55
8          47.75%             2.50%               21.84%               $12,184.03         $  300.89
9          55.13%             1.75%               25.80%               $12,580.01         $  216.69
10         62.89%             1.75%               29.89%               $12,988.86         $  223.73
TOTAL GAIN AFTER FEES &
  EXPENSES                                                             $ 2,988.86
TOTAL ANNUAL FEES &
  EXPENSES                                                                                $2,651.76



COLUMBIA GREATER CHINA FUND -- CLASS C SHARES



  MAXIMUM SALES CHARGE   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
  --------------------   --------------------------------------   ----------------------
     0.00%                             $10,000.00                           5%



      CUMULATIVE RETURN                                            HYPOTHETICAL YEAR-
        BEFORE FEES &     ANNUAL EXPENSE     CUMULATIVE RETURN     END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES            RATIO        AFTER FEES & EXPENSES    FEES & EXPENSES      EXPENSES(1)
----  -----------------   --------------   ---------------------   ------------------   -------------
1           5.00%             2.50%                2.50%               $10,250.00         $  253.13
2          10.25%             2.50%                5.06%               $10,506.25         $  259.45
3          15.76%             2.50%                7.69%               $10,768.91         $  265.94
4          21.55%             2.50%               10.38%               $11,038.13         $  272.59
5          27.63%             2.50%               13.14%               $11,314.08         $  279.40
6          34.01%             2.50%               15.97%               $11,596.93         $  286.39
7          40.71%             2.50%               18.87%               $11,886.86         $  293.55
8          47.75%             2.50%               21.84%               $12,184.03         $  300.89
9          55.13%             2.50%               24.89%               $12,488.63         $  308.41
10         62.89%             2.50%               28.01%               $12,800.85         $  316.12
TOTAL GAIN AFTER FEES &
  EXPENSES                                                             $ 2,800.85
TOTAL ANNUAL FEES &
  EXPENSES                                                                                $2,835.87



 (1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.


----
 30

NOTES

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                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

The Statement of Additional Information includes a description of the Fund's policies with respect to the disclosure of its portfolio holdings.

You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's transfer agent or visiting the Fund's website at:

Columbia Management Services, Inc.
PO Box 8081
Boston, MA 02266-8081
1-800-345-6611
www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund, including the Statement of Additional Information, by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Columbia Funds Series Trust I: 811-4367

- Columbia Greater China Fund (formerly named Columbia Newport Greater China
  Fund)

--------------------------------------------------------------------------------

(ColumbiaFunds Logo)
A Member of Columbia Management Group

(C)2007 Columbia Management Distributors, Inc.
One Financial Center, Boston, MA 02111-2621
800.426.3750  www.columbiafunds.com                           INT-36/115600-1206

COLUMBIA GREATER CHINA FUND    Prospectus, January 1, 2007


CLASS Z SHARES

Advised by Columbia Management Advisors, LLC


--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   4
Your Expenses........................................   6

YOUR ACCOUNT                                            8
---------------------------------------------------------
How to Buy Shares....................................   8
Eligible Investors...................................   9
Sales Charges........................................  10
How to Exchange Shares...............................  11
How to Sell Shares...................................  11
Fund Policy on Trading of Fund Shares................  12
Financial Intermediary Payments......................  15
Other Information About Your Account.................  16

MANAGING THE FUND                                      19
---------------------------------------------------------
Investment Advisor...................................  19
Portfolio Managers...................................  19
Legal Proceedings....................................  19

FINANCIAL HIGHLIGHTS                                   22
---------------------------------------------------------

APPENDIX A                                             23
---------------------------------------------------------


Only eligible investors may purchase Class Z shares.  See "Your
Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies whose principal activities are in the Greater China Region. This region includes Hong Kong, The People's Republic of China and Taiwan, among others. The Fund's investment advisor will determine where a company's principal activities are located by considering its country of organization, the principal trading market for its stocks, the source of its revenues and the location of its assets. The Fund may invest in stocks of any size, whose earnings, the advisor believes, are in a growth trend or are undervalued.

At times, the advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.


In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment strategies.


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

----
 2

THE FUND

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of the company's stock may fall, or may not approach the value the advisor has placed on it.

Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Because the Fund invests predominantly in foreign securities, the Fund may be particularly susceptible to market timers. Market timers generally attempt to take advantage of the way the Fund prices its shares by trading based on market information they expect will lead to a change in the Fund's net asset value on the next pricing day. Market timing activity may be disruptive to Fund management and, since a market timer's profits are effectively paid directly out of the Fund's assets, may negatively impact the investment returns of other shareholders. Although the Fund has adopted certain policies and methods intended to identify and discourage frequent trading based on this strategy, it cannot ensure that all such activity can be identified or terminated.

Investments in emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Because the Fund's investments are concentrated in the Greater China Region, the Fund is particularly susceptible to regional risks. Events in any one country within the region may impact the other countries or the Asian region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which may result in greater losses and volatility. Markets in the Greater China Region can experience significant volatility due to social, regulatory and political uncertainties.

Small- or mid-cap companies may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stocks.

As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total assets in the securities of fewer issuers than a "diversified" fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

                                                                            ----

THE FUND

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of broad measures of market performance for one year, five years and for the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one-year, five-year and for the life of the Fund periods. They include the effects of Fund expenses.

              The Fund's returns are compared to the Morgan Stanley Capital International China Index ("MSCI China Index"), an unmanaged index that is designed to broadly and fairly represent the full diversity of business activities in China. This index aims to capture 85% of the free float adjusted market capitalization in each industry group. The Fund's returns are also compared to the Hang Seng Stock Index ("Hang Seng
              Index"), an unmanaged index that tracks the performance of approximately 70% of the total market capitalization of the stock exchange of Hong Kong. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
             -------------------------------------------------------------------

----
 4

THE FUND

CALENDAR YEAR TOTAL RETURNS (CLASS Z)


                                  (BAR CHART)

                                  68.10%                                      59.51%     14.76%      9.31%
                       -19.75%               -0.74%     -10.30%    -12.44%
                        1998       1999       2000       2001       2002       2003       2004       2005

The Class's year-to-date total return         For the periods shown in bar chart:
through September 30, 2006 was +31.63%.       Best quarter: 2nd quarter 1999, +40.15%
                                              Worst quarter: 2nd quarter 1998, -33.65%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2005



                                                              INCEPTION                                         LIFE OF
                                                                DATE            1 YEAR          5 YEARS         THE FUND
Class Z (%)                                                   5/16/97
  Return Before Taxes                                                             9.31            9.47            8.88
  Return After Taxes on Distributions                                             8.88            9.12            8.61
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                                          6.36            8.06            7.69
------------------------------------------------------------------------------------------------------------------------
MSCI China Index (%)                                            N/A              19.77            8.18           -8.67(1)
------------------------------------------------------------------------------------------------------------------------
Hang Seng Index (%)                                             N/A               8.69            3.37            3.43(1)


 (1) Performance information is from May 31, 1997.

                                                                            ----

THE FUND

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------
UNDERSTANDING EXPENSES


              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other expenses that generally include, but are not limited to, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time to time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. Higher transaction costs reduce the Fund's returns.


              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions
             -------------------------------------------------------------------


SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)



Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                         0.00
--------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                               0.00
--------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)             2.00(1)(2)



 (1) There is a $7.50 charge for wiring sale proceeds to your bank.



 (2) A redemption fee may be charged on shares that were owned for 60 days or less. For more information, see "Fund Policy on Trading of Fund Shares" below.


----
 6

THE FUND

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


Management fee(1) (%)                                           0.95
--------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                       0.00
--------------------------------------------------------------------
Other expenses(2) (%)                                           0.55
--------------------------------------------------------------------
Total annual fund operating expenses (%)                        1.50



 (1) Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates: first $1 billion = 0.95%; next $1 billion to $1.5 billion = 0.87%; next $1.5 billion to $3 billion = 0.82%; next $3 billion to $6 billion = 0.77%; over $6 billion = 0.72%.



 (2) Other expenses have been restated to reflect contractual changes to the fees paid by the Fund for transfer agency services.


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $153     $474      $818      $1,791


See Appendix A for additional hypothetical investment and expense information.

                                                                            ----

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with Columbia Management Services, Inc. or your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for
                       executing the purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts, send a completed application and check
(new account)          made payable to the Fund to, Columbia Management Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts, fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                       Management Services, Inc., P.O. Box 8081, Boston, MA
                       02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Management Distributors, Inc.
                       for shares of the same class of the Fund at no additional
                       cost. To exchange by telephone, call 1-800-422-3737. Please see "How to Exchange Shares" for more information.
-----------------------------------------------------------------------------------
By wire                You may purchase shares of the Fund by wiring money from
                       your bank account to your Fund account. To wire funds to
                       your Fund account, call 1-800-422-3737 for wiring
                       instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       shares of the same class of the Fund at no additional cost.
                       Exchanges will continue so long as your fund balance is
                       sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the
                       $100 minimum) by calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the
                       Fund, call 1-800-345-6611.
-----------------------------------------------------------------------------------
Through the            You may sell Fund shares through the internet. You will be
internet               required to accept the terms of an online agreement and to use a password in order to make internet redemptions. The
                       transfer agent has procedures in place to authenticate
                       electronic instructions given via the internet. For more
                       information on internet transactions, or to sign up for
                       internet transactions, please call 1-800-345-6611.


----
 8

YOUR ACCOUNT

ELIGIBLE INVESTORS
--------------------------------------------------------------------------------

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Class Z shares of the Fund generally are available only to certain "grandfathered" shareholders and to investors holding accounts with intermediaries that assess account level fees for the services they provide. Please read the following section for a more detailed description of the eligibility requirements. The Eligible Investors described below are subject to different minimum initial investment requirements.



Eligibility for certain waivers, exemptions or share classes by new or existing investors may not be readily available or accessible through all intermediaries or all types of accounts offered by a broker/dealer, bank, third-party administrator or other financial institution (each commonly referred to as an "intermediary"). Accessibility of these waivers through a particular intermediary may also change at any time. If you believe you are eligible to purchase shares under a specific exemption, but are not permitted by your intermediary to do so, please contact your intermediary. You may be asked to provide information, including account statements and other records, regarding your eligibility.



Eligible Investors and their applicable investment minimums are as follows:



NO MINIMUM INITIAL INVESTMENT



- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover;



- Any omnibus group retirement plan for which an intermediary or other entity provides services and is not compensated by the Fund(s) for those services, other than payments for shareholder servicing or sub-accounting performed in place of the transfer agent; and



- Health Savings Accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.



$1,000 MINIMUM INITIAL INVESTMENT



- Any individual retirement account of an Eligible Investor who would otherwise be subject to a $2,500 minimum initial investment or group retirement plan that is not held in an omnibus manner for which an intermediary or other entity provides services and is not compensated by the Fund(s) for those services, other than payments for shareholder servicing or sub-accounting performed in place of the transfer agent.



$2,500 MINIMUM INITIAL INVESTMENT



- Any client of Bank of America Corporation or a subsidiary purchasing shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;



- Any investor purchasing through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code;



- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Management Distributors, Inc. who holds Class Z shares; (ii) who held Primary A shares prior to August 22, 2005; (iii) who holds Class A


                                                                            ----

YOUR ACCOUNT


  shares that were obtained by exchange of Class Z shares; or (iv) who purchased certain no-load shares of a fund merged with a fund distributed by Columbia Management Distributors, Inc.;



- Any trustee or director (or family member of a trustee or director) of any fund distributed by Columbia Management Distributors, Inc.;



- Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary;



- Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent (each investor purchasing through an intermediary must independently satisfy the $2,500 minimum investment requirement);



- Any institutional investor which is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization; which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933; and



- Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations purchasing shares for its own account, including Bank of America Corporation, its affiliates, or subsidiaries.



The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $50 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

             -------------------------------------------------------------------
CHOOSING A SHARE CLASS

              The Fund offers one class of shares in this prospectus --
              CLASS Z.

              The Fund also offers three additional classes of shares -- Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure.


              Broker-dealers, investment advisers or financial planners selling mutual fund shares may offer their clients more than one class of shares in a fund with different pricing options. This allows you and your financial advisor to choose among different types of sales charges and different levels of ongoing operating expenses, depending on the investment programs your financial advisor offers. Investors should consider carefully any separate transactions and other fees charged by these programs in connection with investing in any available share class before selecting a share class.


              Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal
              situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general,
              anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.
             -------------------------------------------------------------------

----
 10

YOUR ACCOUNT

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Management Distributors, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling.


Certain restrictions may apply to participants in Health Savings Accounts, including the limitation that participants may exchange their shares only for shares of other funds currently enrolled in the program.



You also may exchange your shares through the internet. You will be required to accept the terms of an online agreement and to use a password in order to make internet exchanges. The transfer agent has procedures in place to authenticate electronic instructions given via the internet. For more information on internet transactions, or to sign up for internet transactions, please call 1-800-345-6611.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 10 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


                                                                            ----

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares of the Fund by exchanging from the Fund into Class Z shares or Class A
                       shares (only if Class Z is not offered) of another fund
                       distributed by Columbia Management Distributors, Inc. at no additional cost. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts and Health Savings Accounts. For
                       details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a
                       member firm of a national stock exchange or another eligible guarantor institution that participates in the Medallion
                       Signature Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional
                       documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual
                       retirement account owners. For details, call 1-800-345-6611.
                       Mail your letter of instruction to Columbia Management
                       Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By wire                You may sell Fund shares and request that the proceeds be
                       wired to your bank. You must set up this feature prior to
                       your request. Be sure to complete the appropriate section of the account application for this feature. Generally, the
                       value of your redemptions must be at least equal to $500 in order to have the sale proceeds wired to your bank. There is a $7.50 charge for wiring sale proceeds to your bank. (The transfer agent may waive this fee for omnibus and nominee
                       accounts.) Your bank may charge additional fees for such
                       wire transfer.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum
                       account balance requirement has been waived for wrap
                       accounts. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares of the Fund and request that the
funds transfer         proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
Through the            You may sell Fund shares through the internet. You will be
internet               required to accept the terms of an online agreement and to use a password in order to make internet redemptions. The
                       transfer agent has procedures in place to authenticate
                       electronic instructions given via the internet. For more
                       information on internet transactions, or to sign up for
                       internet transactions, please call 1-800-345-6611.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.



The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or


----
 12

YOUR ACCOUNT


account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.



The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, the Fund imposes a redemption fee on the proceeds of Fund shares that are redeemed or exchanged within 60 days of their purchase, as described below.



For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.



Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.



The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Consequently, there is the risk that Fund may not be able to do anything in response to market timing that occurs in the Fund, which may result in certain shareholders being able to market time the Fund while the shareholders in the Fund bear the burden of such activities.



Certain financial intermediaries (including certain retirement plan service providers whose clients include, among others, various retirement plans sponsored by Bank of America and its affiliates for the benefit of its employees (the "Bank of America retirement plan service providers")) have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above. In particular, the Bank of America retirement plan service provider permits the reinstatement of future purchase orders for shares of the Fund following various suspension periods.



The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.



The Fund will assess, subject to limited exceptions, a 2.00% redemption fee on the proceeds of Fund shares that are redeemed (either by selling shares or exchanging into another Columbia Fund) within 60 days of their purchase. The redemption fee is paid to the Fund.


                                                                            ----

YOUR ACCOUNT


The redemption fee is imposed on Fund shares redeemed (including redemptions by exchange) within 60 days of purchase. In determining which shares are being redeemed, we generally apply a first-in, first-out approach. For Fund shares acquired by exchange, the holding period prior to the exchange will not be considered in determining whether to assess the redemption fee.



The redemption fee will not be imposed if you qualify for a waiver and the Fund has received proper notification, unless the waiver is automatic as noted below. We'll redeem any shares that are eligible for a waiver first.



A Fund shareholder won't pay an otherwise applicable redemption fee on any of the following transactions:



- shares sold following the death or disability (as defined in the Internal Revenue Code) of the shareholder, including a registered joint owner



- shares sold by or distributions from participant directed retirement plans, such as 401(k), 403(b), 457, Keogh, profit sharing, and money purchase pension accounts, where the Fund does not have access to information about the individual participant account activity, except where the Fund has received an indication that the plan administrator is able to assess the redemption fee to the appropriate accounts (automatic)



- shares sold by certain investment funds, including those that Columbia Management Advisors, LLC or its affiliates may manage (automatic)



- shares sold as part of an automatic rebalancing within an asset allocation program or by certain wrap programs where the program sponsor has provided assurances reasonably satisfactory to the Fund that the program is not designed to be a vehicle for market timing



- shares sold by accounts maintained by a financial institution or intermediary where the Fund has received information reasonably satisfactory to the Fund indicating that the financial institution or intermediary maintaining the account is unable for administrative reasons to assess the redemption fee to underlying shareholders



- shares sold by an account which has demonstrated a hardship, such as a medical emergency, as determined in the absolute discretion of the Fund



- shares that were purchased by reinvested dividends (automatic)



- shares that are redeemed or exchanged through Columbia Funds' Systematic Withdrawal Plan or similar affiliated or unaffiliated automated plans



- the following retirement plan distributions:



  - lump-sum or other distributions from a qualified corporate or self-employed retirement plan following retirement (or following attainment of age 59 1/2 in the case of a "key employee" of a "top heavy" plan)



  - distributions from an individual retirement account ("IRA") or Custodial Account under Section 403(b) (7) of the Internal Revenue Code, following attainment of age 59 1/2



The Fund also has the discretion to waive the 2.00% redemption fee if the Fund is in jeopardy of failing the 90% income test or losing its registered investment company qualification for tax purposes.



As described above, certain intermediaries do not assess redemption fees to certain categories of redemptions that do not present significant market timing concerns (such as automatic withdrawal plan redemptions). In these situations, the Fund's ability to assess redemption fees is generally limited by the intermediary's policies and, accordingly, no redemption fees will be assessed on such redemptions.


----
 14

YOUR ACCOUNT


FINANCIAL INTERMEDIARY PAYMENTS

--------------------------------------------------------------------------------

The Fund's distributor or its affiliates may make payments, from its own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Fund's distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.02% and 0.10% (between 0.03% and 0.12% in the case of the money market funds) on an annual basis for payments based on average net assets of the Funds attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds (other than the money market funds) attributable to the financial intermediary. The Fund's distributor or its affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund.



Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.40% of the total Fund assets for Class Z shares in the program on an annual basis. As of September 1, 2005, the Trust's Board has authorized the Funds to pay up to 0.11% of total fund assets on an annual basis. The amounts in excess of that paid by a fund will be borne by the Fund's distributor or its affiliates.



The Fund's distributor or its affiliates may make other payments or allow promotional incentives to financial intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations. Amounts paid by the Fund's distributor or its affiliates are paid out of the distributor's or its affiliates' own revenue and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Fund's distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Fund's distributor or its affiliates has agreed to make marketing support payments in the Fund's Statement of Additional Information, which can be obtained at www.columbiafunds.com or by calling 1-800-345-6611. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Funds' distributor and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial


                                                                            ----

YOUR ACCOUNT


incentive for recommending a particular fund or share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.


AUTOMATIC SALE OF YOUR SHARES The Fund will automatically sell your shares if the value of your account (treating each Fund account you own separately from any other Fund account you may own) falls below $250. Contingent deferred sales charges will not be applied to shares automatically sold by the Fund. If your shares are sold, the transfer agent will remit the balance of your account to you. The transfer agent will send you written notification at least 30 days in advance of any such automatic sale, which will provide details on how you can add money to your account in order to avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia fund in which you hold shares, or establishing an automatic investment plan. Please contact the transfer agent, review the website at www.columbiafunds.com, call 1-800-345-6611 or contact your investment professional for more information. The automatic sale of shares of accounts valued at less than $250 will take place in the second quarter of each calendar year.


----
 16

YOUR ACCOUNT


The Fund may also sell your shares if a financial institution or intermediary instructs the Fund to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the Investment Company Act of 1940.



MINIMUM ACCOUNT BALANCE FEE Beginning in the second quarter of 2007, if the value of your account (treating each Fund account you own separately from any other Fund account you may own) falls below the minimum initial investment applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Contingent deferred sales charges will not be applied to shares automatically sold by the Fund. The Fund reserves the right to lower the account size trigger point for the minimum balance fee in any year for any class of shares when the Fund believes it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons. The transfer agent will reduce the expenses paid by the Fund for transfer agency services by the amount it collects from assessment of this fee. If the Fund has no transfer agency expenses against which to offset the amount collected through assessment of this fee, the transfer agent will pay such amount directly to the Fund. The transfer agent will send you written notification of the imposition of any such fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia fund in which you hold shares, or establishing an automatic investment plan. Please contact the transfer agent, review the website at www.columbiafunds.com, call 1-800-345-6611 or contact your investment professional for more information.



EXCEPTIONS TO THE AUTOMATIC SALE OF YOUR SHARES AND THE MINIMUM ACCOUNT BALANCE FEE The automatic sale of shares of accounts valued at less than $250 and the minimum account balance fee described above do not apply to shareholders holding their shares through broker-dealer networked accounts, wrap fee and omnibus accounts, accounts with active automatic investment plans or payroll deduction plans, accounts that were created by the automatic conversion of Class B shares to Class A shares, accounts that were created by the automatic conversion of Class G shares to Class T shares, certain qualified retirement plans or Health Savings Accounts. The automatic sale of shares of accounts valued at less than $250 does not apply to individual retirement plans.


SHARE CERTIFICATES Share certificates are not available for Class Z shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------
                                                                            ----

YOUR ACCOUNT

DISTRIBUTION OPTIONS The Fund distributes any dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.



TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account or a Health Savings Account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.



The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.



In general, any distributions of dividends, interest and short-term capital gains (determined by how long the Fund held the investments that generated them) are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax in taxable years beginning before January 1, 2011. Properly designated distributions of long-term capital gains (determined by how long the Fund held the investments that generated them) are generally taxable as such, regardless of how long you have held your Fund shares. Long-term capital gain rates have been temporarily reduced -- in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets -- for taxable years beginning before January 1, 2011. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. The Fund's investments in foreign securities may be subject to foreign withholding taxes. You may be entitled to claim a credit or deduction with respect to foreign taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

----
 18

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, LLC ("Columbia Advisors"), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Advisors is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Advisors runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Advisors is a direct, wholly owned subsidiary of Columbia Management Group, LLC ("CMG"), which in turn is a direct, wholly owned subsidiary of Bank of America, which in turn is a wholly owned banking subsidiary of Bank of America Corporation, a financial services holding company organized as a Delaware corporation. Columbia Advisors, a registered investment advisor, has been an investment advisor since 1995.


On September 30, 2005, Columbia Management Advisors, Inc. ("Columbia Management") merged into Columbia Advisors (which prior to September 30, 2005 had been known as Banc of America Capital Management, LLC). Before September 30, 2005, Columbia Management was the investment advisor to the Fund. As a result of the merger, Columbia Advisors is now the investment advisor to the Fund.


For the 2006 fiscal year, aggregate advisory fees paid to Columbia Advisors and/or Columbia Management by the Fund, not including pricing and bookkeeping and other fees paid to Columbia Advisors and/or Columbia Management by the Fund, amounted to 0.95% of average daily net assets of the Fund.



A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is included in the Fund's semi-annual report to shareholders for the fiscal period ended February 28, 2006.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

FRED COPPER, a portfolio manager of Columbia Advisors, is the lead manager for the Fund and has co-managed the Fund since October, 2005. Mr. Copper has been associated with Columbia Advisors or its predecessors since September, 2005. Mr. Copper was a senior vice president with Putnam Investments from March, 2001 to September, 2005 and an assistant vice president with Wellington Management Company, LLP from July, 1998 to February, 2001.



JASMINE (WEILI) HUANG, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since May, 2005. Ms. Huang has been associated with Columbia Advisors or its predecessors since September, 2003. Ms. Huang held a manager position with Deloitte's management consulting practice from June, 2000 to September, 2003.


The Statement of Additional Information provides additional information about the managers' compensation, other accounts managed and ownership of securities in the Fund.

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and


                                                                            ----

MANAGING THE FUND


conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.



Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.



Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has released the proposed plan of distribution for public notice and comment but has not yet approved a final plan of distribution.



As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.



A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.



In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.



On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.



On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under


----
 20

MANAGING THE FUND


Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under
Section 36(b) of the ICA were not dismissed.



On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.



On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.



In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005 naming the Columbia Funds as nominal defendants. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal to the United States Court of Appeals for the First Circuit on December 30, 2005; this appeal is currently pending. The parties have advised the appellate court that they are engaged in settlement discussions and the court has, accordingly, deferred the briefing schedule for the appeal. The settlement has not yet been finalized. Any settlement ultimately agreed by the parties will be subject to court approval.



This matter is ongoing. Accordingly, no estimate can be made of the financial impact, if any, of this litigation on any fund.


                                                                            ----

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the last five fiscal years, which run from September 1 to August 31, unless otherwise indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which, for the years ended August 31, 2006, 2005, and 2004, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. The information for the years ended August 31, 2003 and 2002 has been derived from the Fund's financial statements which have been audited by another independent registered public accounting firm, whose report expressed an unqualified opinion on those financial statements and highlights. You can request a free annual report containing those financial statements by calling 1-800-426-3750.


THE FUND


                                                                     YEAR ENDED AUGUST 31,
                                                2006           2005           2004           2003           2002
                                              Class Z        Class Z        Class Z        Class Z        Class Z
                                               -----          -----          -----          -----          -----
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                        25.59          21.38          18.51          14.41          15.05
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(a)                      0.37           0.40           0.22           0.11           0.14
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                      7.65           4.07           2.81           4.10          (0.59)
---------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                8.02           4.47           3.03           4.21          (0.45)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income                   (0.51)         (0.26)         (0.16)         (0.12)         (0.19)
---------------------------------------------------------------------------------------------------------------------------------
REDEMPTION FEES ($):
  Redemption fees added to
  paid-in-capital                                 --(b)(c)       --(b)(c)       --(b)(c)     0.01             --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                              33.10          25.59          21.38          18.51          14.41
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(c)                            31.86(d)(e)    21.00          16.44          29.51(d)       (3.10)(d)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS/SUPPLEMENTAL DATA (%):
  Operating expenses(f)                         1.48           1.51           1.64           1.90           1.90
  Interest expense                                --             --             --             --(g)          --(g)
  Expenses(f)                                   1.48           1.51           1.64           1.90           1.90
  Net investment income(f)                      1.25           1.60           1.06           0.70           0.90
  Waiver/reimbursement                          0.01             --             --           0.37           0.29
Portfolio turnover rate (%)                       32             24             25             33             16
Net assets, end of period (000's) ($)         19,821          9,012          5,182          1,996            138



 (a) Per share data was calculated using average shares outstanding during the period.



 (b) Rounds to less than $ 0.01 per share.



 (c) Total return at net asset value assuming all distributions reinvested.



 (d) Had the Investment Advisor/Administrator and/or Transfer Agent not waived or reimbursed a portion of expenses, total return would have been reduced.



 (e) Total return includes a voluntary reimbursement by the Investment Advisor for a realized investment loss due to a trading error.



 (f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.


 (g) Rounds to less than 0.01%.

----
 22

APPENDIX A

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION


The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The chart shows the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart, and is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower.


CLASS Z SHARES

  MAXIMUM SALES CHARGE   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
  --------------------   --------------------------------------   ----------------------
     0.00%                             $10,000.00                           5%


      CUMULATIVE RETURN                                            HYPOTHETICAL YEAR-
        BEFORE FEES &     ANNUAL EXPENSE     CUMULATIVE RETURN     END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES            RATIO        AFTER FEES & EXPENSES    FEES & EXPENSES      EXPENSES(1)
----  -----------------   --------------   ---------------------   ------------------   -------------
1           5.00%             1.50%                3.50%               $10,350.00         $  152.63
2          10.25%             1.50%                7.12%               $10,712.25         $  157.97
3          15.76%             1.50%               10.87%               $11,087.18         $  163.50
4          21.55%             1.50%               14.75%               $11,475.23         $  169.22
5          27.63%             1.50%               18.77%               $11,876.86         $  175.14
6          34.01%             1.50%               22.93%               $12,292.55         $  181.27
7          40.71%             1.50%               27.23%               $12,722.79         $  187.62
8          47.75%             1.50%               31.68%               $13,168.09         $  194.18
9          55.13%             1.50%               36.29%               $13,628.97         $  200.98
10         62.89%             1.50%               41.06%               $14,105.99         $  208.01
TOTAL GAIN AFTER FEES &
  EXPENSES                                                             $ 4,105.99
TOTAL ANNUAL FEES &
  EXPENSES                                                                                $1,790.52


 (1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information includes a description of the Fund's policies with respect to the disclosure of its portfolio holdings.



You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's transfer agent or visiting the Fund's website at:



Columbia Management Services, Inc.


P.O. Box 8081


Boston, MA 02266-8081


1-800-345-6611


www.columbiafunds.com


Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund, including the Statement of Additional Information, by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:


Columbia Funds Series Trust I: 811-4367


- Columbia Greater China Fund (formerly named Columbia Newport Greater China
  Fund)

--------------------------------------------------------------------------------

(ColumbiaFunds Logo)
A Member of Columbia Management Group


(C)2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.426.3750  www.columbiafunds.com                           INT-36/115505-1206

COLUMBIA MID CAP GROWTH FUND           Prospectus, January 1, 2007



CLASS A, B, C, D* AND R SHARES


Advised by Columbia Management Advisors, LLC


--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   4
Your Expenses........................................   7

YOUR ACCOUNT                                            9
---------------------------------------------------------
How to Buy Shares....................................   9
Investment Minimums..................................  10
Eligible Investors...................................  10
Sales Charges........................................  10
How to Exchange Shares...............................  15
How to Sell Shares...................................  15
Fund Policy on Trading of Fund Shares................  17
Distribution and Service Fees........................  18
Other Information About Your Account.................  19


MANAGING THE FUND                                      23
---------------------------------------------------------
Investment Advisor...................................  23
Portfolio Managers...................................  23
Legal Proceedings....................................  24

FINANCIAL HIGHLIGHTS                                   26
---------------------------------------------------------

APPENDIX A                                             31
---------------------------------------------------------


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

*EFFECTIVE OCTOBER 13, 2003, THIS FUND'S CLASS D SHARES WERE CLOSED TO NEW INVESTORS.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks significant capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Russell Midcap Index.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
In seeking to achieve its investment goal, the Fund will focus on growth stocks. The Fund may also invest up to 20% of its net assets in small-cap and large-cap companies, as compared to the Russell Midcap Index, when the advisor believes they offer comparable capital appreciation opportunities or may help stabilize the portfolio. Columbia will monitor economic conditions to determine the appropriate percentage of the Fund's assets that will be invested in mid-cap companies.

The Fund may invest in special situations such as initial public offerings
(IPOs); companies that may benefit from technological or product developments or new management; and companies involved in tender offers, leveraged buy-outs or mergers.


The Fund may also invest in securities convertible into or exercisable for stock (including preferred stock, warrants and debentures), and certain options and financial futures contracts (derivatives). The Fund may also invest, to a limited extent, in foreign securities, including American Depository Receipts. The Fund may invest up to 20% of its total assets in foreign securities.



As part of its investment strategy, the Fund may buy and sell securities frequently. Such trading usually increases portfolio turnover rates, which usually increases the chance that the Fund will pay investors short-term capital gains(which are taxable at higher rates than long-term capital gains). Such trading may also result in higher brokerage commissions and other transaction costs and additional tax liability, which could reduce the Fund's returns.


At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as noted otherwise, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security

----
 2

THE FUND

prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.


Derivatives involve special risks and may result in losses. The Fund may enter into a number of derivative strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund or that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.


Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Convertible securities are securities that can be converted into common stock, such as certain debt securities and preferred stock. Convertible securities are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to market risk.

Sector risk is inherent in the Fund's investment strategy. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a large portion of its assets invested in a particular sector.


Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of


                                                                            ----

THE FUND

political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Small- or mid-cap companies may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stocks.

Special situations have risk because they often involve major corporate changes and, thus, present a high degree of uncertainty as to the security's market price.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B, C, D and R shares, including sales charges, compare with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were reflected, these returns would be lower.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

              The Fund's returns are compared to the Russell Midcap Index and the Russell Midcap Growth Index. The Russell Midcap Index
              is an unmanaged index that tracks the performance of the 800 smallest companies in the Russell 1000 Index. The Russell
              Midcap Growth Index is an unmanaged index that tracks the performance of those Russell Midcap companies with higher price-to-book ratios. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
             -------------------------------------------------------------------

----
 4

THE FUND


CALENDAR YEAR TOTAL RETURNS (CLASS A)(1)



                                  (BAR CHART)

                       13.07%     12.64%     16.64%     36.33%     13.84%                           29.86%      6.88%     16.08%
                                                                              -20.98%    -24.64%
                        1996       1997       1998       1999       2000       2001       2002       2003       2004       2005




            The Fund's year-to-date total return through  For period shown in bar chart:
            September 30, 2006 (Class A) was +4.13%.      Best quarter: 4th quarter 1999, +37.43%
                                                          Worst quarter: 1st quarter 2001, -20.28%


 (1) Class A is a newer class of shares. Its performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and the newer class of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been lower. Class A shares were initially offered on November 1, 2002, and Class Z shares were initially offered on November 20, 1985.

                                                                            ----

THE FUND

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2005(1)



                                                                1 YEAR          5 YEARS         10 YEARS
Class A (%)
  Return Before Taxes                                             9.41           -2.00            7.62
  Return After Taxes on Distributions                             9.19           -2.21            5.56
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                          6.40           -1.75            5.54
--------------------------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes                                            10.20           -1.67            8.01
  Return After Taxes on Distributions                             9.97           -1.90            5.94
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                          6.94           -1.48            5.90
--------------------------------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes                                            14.22           -1.25            8.03
  Return After Taxes on Distributions                            13.99           -1.47            5.96
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                          9.55           -1.12            5.92
--------------------------------------------------------------------------------------------------------
Class D (%)
  Return Before Taxes                                            14.19           -1.48            7.90
  Return After Taxes on Distributions                            13.96           -1.70            5.84
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                          9.53           -1.31            5.81
--------------------------------------------------------------------------------------------------------
Class R (%)
  Return Before Taxes                                            16.08           -0.83            8.26
  Return After Taxes on Distributions                            15.86           -1.05            6.19
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                         10.76           -0.76            6.12
--------------------------------------------------------------------------------------------------------
Russell Midcap Index (%)                                         12.65            8.45           12.49
--------------------------------------------------------------------------------------------------------
Russell Midcap Growth Index (%)                                  12.10            1.38            9.27



 (1) Class A, Class B and Class D are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to their inception. The returns for Class C include the returns of Class B prior to October 13, 2003, the date on which Class C was initially offered by the fund. The returns shown for Class C also include the performance of Class Z prior to the inception of Class B (November 1, 2002). The returns for Class R include the returns of Class A prior to January 23, 2006, the date on which Class R was initially offered by the fund. The returns shown for Class R also include the performance of Class Z prior to the inception of Class A (November 1, 2002). These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class R shares were initially offered on January 23, 2006, Class C shares were initially offered on October 13, 2003, Class A, B and D shares were initially offered on November 1, 2002, and Class Z shares were initially offered on November 20, 1985.


----
 6

THE FUND

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------

              UNDERSTANDING EXPENSES

              SALES CHARGES are paid directly by shareholders to Columbia Management Distributors, Inc., the Fund's distributor.


              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1 fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time to time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. Higher transaction costs reduce the Fund's returns.



              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. Except as noted, the table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table, but does reflect the waiver of the initial sales charge for Class D shares. It uses the following hypothetical conditions:


              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions

              - Class B shares convert to Class A shares after eight years
             -------------------------------------------------------------------


SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)



                                                               CLASS A      CLASS B      CLASS C      CLASS D      CLASS R
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                         5.75         0.00         0.00         1.00(1)      0.00
--------------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                               1.00(2)      5.00         1.00         1.00         0.00
--------------------------------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)             (3)          (3)          (3)          (3)          (3)



 (1) The Fund's advisor has agreed to waive indefinitely the front-end sales charge for purchases of Class D shares by existing Class D shareholders.



 (2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 12 months of purchase.



 (3) There is a $7.50 charge for wiring sale proceeds to your bank.


                                                                            ----

THE FUND

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


                                                CLASS A         CLASS B         CLASS C         CLASS D         CLASS R
Management fee(1) (%)                            0.79            0.79            0.79            0.79            0.79
-----------------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)        0.25(2)         1.00            1.00            1.00            0.50
-----------------------------------------------------------------------------------------------------------------------
Other expenses(3) (%)                            0.22            0.22            0.22            0.22            0.22
-----------------------------------------------------------------------------------------------------------------------
Total annual fund operating expenses (%)         1.26            2.01            2.01            2.01            1.51



 (1) The fund pays an investment advisory fee of 0.79%. The Fund's investment advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily assets. The breakpoint schedule for the Fund is as follows: 0.82% for assets up to $500 million; 0.75% for assets in excess of $500 million and up to $1 billion; 0.72% for assets in excess of $1 billion and up to $1.5 billion; and 0.67% for assets in excess of $1.5 billion.



 (2) The Fund may pay distribution and service (12b-1) fees up to a maximum of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.25% for shareholder liaison services and up to 0.10% for distribution services), but will limit such fees to an aggregate fee of not more than 0.25% during the current fiscal year.



 (3) Other expenses have been restated to reflect contractual changes to the fees paid by the Fund for transfer agency and pricing and bookkeeping services.


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


EXPENSE EXAMPLE                                                  1 YEAR         3 YEARS         5 YEARS         10 YEARS
Class A                                                           $696           $952           $1,227           $2,010
------------------------------------------------------------------------------------------------------------------------
Class B   did not sell your shares                                $204           $630           $1,083           $2,144
          sold your shares at
          end of period                                           $704           $930           $1,283           $2,144
------------------------------------------------------------------------------------------------------------------------
Class C   did not sell your shares                                $204           $630           $1,083           $2,338
          sold your shares at
          end of period                                           $304           $630           $1,083           $2,338
------------------------------------------------------------------------------------------------------------------------
Class D   did not sell your shares                                $204           $630           $1,083           $2,338
          sold your shares at
          end of period                                           $304           $630           $1,083           $2,338
------------------------------------------------------------------------------------------------------------------------
Class R                                                           $154           $477           $  824           $1,802


See Appendix A for additional hypothetical investment and expense information.

----
 8

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------

All orders for the purchase of Class R shares must be made through your eligible retirement plan.


Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

Notice to Fund Shareholders: Class D shares are closed to new investors and new accounts. The Fund now offers Class C shares, which are subject to the same service and distribution fees and sales charges as Class D shares except Class C shares are not subject to a front-end sales charge. The Fund's advisor has agreed to waive indefinitely the front-end sales charge for purchases of Class D shares by existing Class D investors. For more information on expenses and sales charges for Class C shares and Class D shares, see "Your Expenses" and "Sales Charges."

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for
                       executing the purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts send a completed application and check made
(new account)          payable to the Fund to Columbia Management Services, Inc.,
                       P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts, fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                       Management Services, Inc., P.O. Box 8081, Boston, MA
                       02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Management Distributors, Inc.
                       for shares of the same class of the Fund (and, in some
                       cases, certain other classes) at no additional cost. An
                       exchange to another Fund may incur a sales charge if the
                       original purchase was not assessed a sales charge. To
                       exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------
By wire                You may purchase shares of the Fund by wiring money from
                       your bank account to your Fund account. To wire funds to
                       your Fund account, call 1-800-422-3737 for wiring
                       instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application.
-----------------------------------------------------------------------------------
Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       shares of the same class of the Fund at no additional cost.
                       Exchanges will continue so long as your fund balance is
                       sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the
                       $100 minimum) by calling 1-800-345-6611. There may be an
                       additional sales charge if exchanging from a money market
                       fund. Be sure to complete the appropriate section of the
                       account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares (and, in some
                       cases, certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if
                       exchanging from a money market fund. To invest your
                       dividends in the Fund, call 1-800-345-6611.
-----------------------------------------------------------------------------------
Through the            You may purchase Fund shares through the internet. You will
internet               be required to accept the terms of an online agreement and to use a password in order to make internet purchases. The transfer agent has procedures in place to authenticate
                       electronic instructions given via the internet. For more
                       information on internet transactions, or to sign up for
                       internet transactions, please call 1-800-345-6611.


                                                                            ----

YOUR ACCOUNT

INVESTMENT MINIMUMS
--------------------------------------------------------------------------------

The minimum initial investment for Class A, Class B and Class C shares generally is $2,500. For individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement accounts, the minimum initial investment is $1,000. For non-omnibus group retirement plans, the initial investment minimums are determined based on the plan's investment rather than the investment of its individual participants. For investors establishing an automatic investment plan, the minimum initial investment is $50. There is no minimum initial investment for omnibus accounts, wrap accounts, or Health Savings Accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.



The minimum investment for additional purchases of Class A, Class B, Class C, and Class D shares is $50 for all investors.



There is no minimum investment requirement for Class R shares.



The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


Please see the Statement of Additional Information for more details on investment minimums.


ELIGIBLE INVESTORS

--------------------------------------------------------------------------------

Only Eligible Investors may purchase Class R shares of the Fund, directly or by exchange. Eligible Investors are as follows:



- 401(k) plans;



- 457 plans;



- Employer-Sponsored 403(b) plans;



- Profit sharing and money purchase pension plans;



- Defined benefit plans;



- Non-qualified deferred compensation plans ("eligible retirement plans"); and



- Health Savings Accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates



Class R shares are not available to retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs.



The Fund reserves the right to change the criteria for Eligible Investors. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge ("CDSC") when you sell, shares of the Fund. These sales charges are described below. In certain

----
 10

YOUR ACCOUNT


circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information. The Board of Trustees has waived sales charges for Health Savings Accounts.


             -------------------------------------------------------------------

              CHOOSING A SHARE CLASS


              The Fund offers five classes of shares in this prospectus -- CLASS A, B, C, D and R. Class D shares are closed to new investors and new accounts. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $50,000 or more but less than $1 million can be made only in Class A, Class C or Class D shares. Purchases of $1 million or more can be made only in Class A shares. There is neither a minimum investment requirement nor a maximum purchase amount for Class R shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.


              The Fund also offers additional classes of shares,
              exclusively to certain institutional and other investors.
              These shares are made available through separate prospectuses provided to these investors.
             -------------------------------------------------------------------

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

CLASS A SALES CHARGES

                                                                                                      % OF OFFERING
                                                                AS A % OF                                 PRICE
                                                                THE PUBLIC           AS A %            RETAINED BY
                                                                 OFFERING           OF YOUR             FINANCIAL
AMOUNT PURCHASED                                                  PRICE            INVESTMENT            ADVISOR
Less than $50,000                                                  5.75               6.10                5.00
-------------------------------------------------------------------------------------------------------------------
$50,000 to less than $100,000                                      4.50               4.71                3.75
-------------------------------------------------------------------------------------------------------------------
$100,000 to less than $250,000                                     3.50               3.63                2.75
-------------------------------------------------------------------------------------------------------------------
$250,000 to less than $500,000                                     2.50               2.56                2.00
-------------------------------------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                                   2.00               2.04                1.75
-------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                                 0.00               0.00                0.00


Class A shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.


                                                                            ----

YOUR ACCOUNT

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                                                COMMISSION %
Less than $3 million                                                1.00
----------------------------------------------------------------------------
$3 million to less than $50 million                                 0.50
----------------------------------------------------------------------------
$50 million or more                                                 0.25


For group retirement plans, financial advisors are eligible to receive a 1.00% commission from the distributor on purchases, including those in amounts less than $1 million, that are coded as commission eligible trades.



Purchase amounts are aggregated among all Columbia funds for purposes of the above table.


             -------------------------------------------------------------------

              UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

              Certain investments in Class A, B, C and D shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the
              time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the
              longest.
             -------------------------------------------------------------------

REDUCED SALES CHARGES FOR LARGER INVESTMENTS

     A.  What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.


RIGHTS OF ACCUMULATION The value of eligible accounts maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.


STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

----
 12

YOUR ACCOUNT

     B.  What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

     - Individual accounts

     - Joint accounts

     - Certain IRA accounts

     - Certain trusts

     - UTMA/UGMA accounts


For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father-in-law and mother-in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. An account is not eligible to the extent it holds an institutional class of shares of a Columbia money market fund or Class R shares of any Columbia fund. The value of your investment in a non-institutional class of a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Non-institutional class investments in Columbia money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.


     C.  How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.

     D.  How can I obtain more information about breakpoint discounts?

Certain investors, including affiliates of the Funds, broker/dealers and their affiliates, investors in wrap-fee programs, through fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Fund as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts

                                                                            ----

YOUR ACCOUNT


and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information which can be obtained at www.columbiafunds.com or by calling 1-800-345-6611.



CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Purchases up to $50,000 are allowed in Class B shares assuming the combined value of the customer's total assets in the Columbia funds does not reach $50,000. Purchases in Class B shares that bring the combined value of a customer's total assets to $50,000 or above will be rejected. A customer's total assets may include accounts for immediate family members. Group plan accounts are valued at the plan level. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission of 4.00%.


CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   5.00
-------------------------------------------------------------------------------
Through second year                                                  4.00
-------------------------------------------------------------------------------
Through third year                                                   3.00
-------------------------------------------------------------------------------
Through fourth year                                                  3.00
-------------------------------------------------------------------------------
Through fifth year                                                   2.00
-------------------------------------------------------------------------------
Through sixth year                                                   1.00
-------------------------------------------------------------------------------
Longer than six years                                                0.00


Automatic conversion to Class A shares occurs eight years after purchase.



CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.


CLASS C SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   1.00
-------------------------------------------------------------------------------
Longer than one year                                                 0.00


CLASS D SHARES Class D shares are closed to new investors. Your purchases of Class D shares are made at the public offering price for these shares. This price includes a sales charge of 1.00% (which has been waived indefinitely), which is paid as a commission to your financial advisor on the sale of Class D shares as shown in the chart below.


CLASS D SALES CHARGES

                                            % OF OFFERING PRICE
  AS A % OF THE PUBLIC      AS A % OF      RETAINED BY FINANCIAL
     OFFERING PRICE      YOUR INVESTMENT          ADVISOR
          1.00                1.01                 1.00

----
 14

YOUR ACCOUNT


Class D shares also carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC.



CLASS R SHARES Your purchases of Class R shares are at net asset value, which is the value of a Class R share excluding any sales charge. Class R shares are not subject to an initial sales charge when purchased or contingent deferred sales charge when sold.



Your financial advisor/plan sponsor may receive cumulative commissions from Columbia Management Distributors, Inc. for the shares purchased in accordance with the table below:



AMOUNT PURCHASED                                                 COMMISSION %
First $50 million                                                    0.50
-------------------------------------------------------------------------------
Over $50 million                                                     0.25



Additionally, your financial advisor/plan sponsor may receive ongoing 12b-1 fees with respect to Class R shares.


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class (and in some cases certain other classes) of another fund distributed by Columbia Management Distributors, Inc. at net asset value. In the case of Class D shares, you may exchange your Class D shares for Class D shares of another fund in which you own Class D shares. Otherwise, you may exchange your Class D shares only for Class C shares. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling. Certain restrictions may apply to participants in Health Savings Accounts, including the limitation that participants may exchange their shares only for shares of other funds currently enrolled in the program.



You also may exchange your shares through the internet. You will be required to accept the terms of an online agreement and to use a password in order to make internet exchanges. The transfer agent has procedures in place to authenticate electronic instructions given via the internet. For more information on internet transactions, or to sign up for internet transactions, please call 1-800-345-6611.


HOW TO SELL SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you determine if and when you should sell your shares. For information about how to sell Class R shares through your eligible retirement plan, please contact your plan administrator. You may sell shares of the Fund on any regular business day that the NYSE is open.


When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your

                                                                            ----

YOUR ACCOUNT

letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) if applicable, you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 10 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund
                       distributed by Columbia Management Distributors, Inc. at no additional cost. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts and Health Savings Accounts. For
                       details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or, if
                       applicable, stock power form along with any share
                       certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures
                       must be guaranteed by either a bank, a member firm of a
                       national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program
                       for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                       1-800-345-6611.
                       Mail your letter of instruction to Columbia Management
                       Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By wire                You may sell Fund shares and request that the proceeds be
                       wired to your bank. You must set up this feature prior to
                       your request. Be sure to complete the appropriate section of the account application for this feature. Generally, the
                       value of your redemption must be at least equal to $500 in order to have the sale proceeds wired to your bank. There is a $7.50 charge for wiring sale proceeds to your bank. (The transfer agent may waive this fee for omnibus and nominee
                       accounts.) Your bank may charge additional fees for such
                       wire transfer.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum
                       account balance requirement has been waived for wrap
                       accounts. This feature is not available if you hold your
                       shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the
                       appropriate section of the account application for this
                       feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares of the Fund and request that the
funds transfer         proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
Through the            You may sell Fund shares through the internet. You will be
internet               required to accept the terms of an online agreement and to use a password in order to make internet redemptions. The
                       transfer agent has procedures in place to authenticate
                       electronic instructions given via the internet. For more
                       information on internet transactions, or to sign up for
                       internet transactions, please call 1-800-345-6611.


----
 16

YOUR ACCOUNT

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.



The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.


The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain funds impose a redemption fee on the proceeds of fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.


The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Consequently, there is the risk that the Fund may not be able to do anything in response to market timing that occurs in the Fund which may result in certain shareholders being able to market time the Fund while the shareholders in the Fund bear the burden of such activities.


                                                                            ----

YOUR ACCOUNT


Certain financial intermediaries (including certain retirement plan service providers whose clients include, among others, various retirement plans sponsored by Bank of America and its affiliates for the benefit of its employees (the "Bank of America retirement plan service providers")) have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above. In particular, the Bank of America retirement plan service provider permits the reinstatement of future purchase orders for shares of the Fund following various suspension periods.


The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

RULE 12B-1 PLAN The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B, C, D and R shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B, Class C and Class D shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for each of Class B, Class C and Class D shares and 0.50% for Class R shares. Distribution and service fees are paid out of the assets of these classes. The Fund's Board of Trustees limits total payments under the Rule 12b-1 plan for Class A shares to 0.25%. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after eight years, eliminating a portion of the distribution fee upon conversion.



FINANCIAL INTERMEDIARY PAYMENTS The Fund's distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Fund's distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.02% and 0.10% (between 0.03% and 0.12% in the case of the money market funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund (other than money market funds) attributable to the financial intermediary. The Fund's distributor or its affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund.


----
 18

YOUR ACCOUNT


Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of the total Fund assets for Class A, B and C shares in the program on an annual basis. As of September 1, 2005, the Fund's Board of Trustees has authorized the Fund to pay up to 0.11% of total fund assets on an annual basis. The amounts in excess of that paid by the Fund will be borne by the Fund's distributor or its affiliates.



The Fund's distributor or its affiliates may make other payments or allow promotional incentives to financial intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.



Amounts paid by the Fund's distributor or its affiliates are paid out of the distributor's or its affiliates' own revenue and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Fund's distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Fund's distributor or its affiliates has agreed to make marketing support payments in the Fund's Statement of Additional Information, which can be obtained at www.columbiafunds.com or by calling 1-800-345-6611. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Fund's distributor and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular fund or share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However,

                                                                            ----

YOUR ACCOUNT

where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.


AUTOMATIC SALE OF YOUR SHARES The Fund will automatically sell your shares if the value of your account (treating each Fund account you own separately from any other Fund account you may own) falls below $250. Contingent deferred sales charges will not be applied to shares automatically sold by the Fund. If your shares are sold, the transfer agent will remit the balance of your account to you. The transfer agent will send you written notification at least 30 days in advance of any such automatic sale, which will provide details on how you can add money to your account in order to avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia fund in which you hold shares, or establishing an automatic investment plan. Please contact the transfer agent, review the website at www.columbiafunds.com, call 1-800-345-6611 or contact your investment professional for more information. The automatic sale of shares of accounts valued at less than $250 will take place in the second quarter of each calendar year.



The Fund may also sell your shares if a financial institution or intermediary instructs the Fund to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the Investment Company Act of 1940 ("ICA").



MINIMUM ACCOUNT BALANCE FEE Beginning in the second quarter of 2007, if the value of your account (treating each Fund account you own separately from any other Fund account you may own) falls below the minimum initial investment applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Contingent deferred sales charges will not be applied to shares automatically sold by the Fund. The Fund reserves the right to lower the account size trigger point for the minimum balance fee in any year for any class of shares when the Fund believes it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons. The transfer agent will reduce the expenses paid by your Fund for transfer agency services by the amount it collects from assessment of this fee. If your Fund has no transfer agency expenses against which to offset the amount collected through assessment of this fee, the transfer agent will pay such amount directly to your Fund. The transfer agent will send you written notification of the imposition of any such fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia fund in which you hold shares, or establishing an automatic investment plan. Please contact the transfer agent, review the website at www.columbiafunds.com, call 1-800-345-6611 or contact your investment professional for more information.



EXCEPTIONS TO THE AUTOMATIC SALE OF YOUR SHARES AND THE MINIMUM ACCOUNT BALANCE FEE The automatic sale of shares of accounts valued at less than $250 and the minimum account balance fee described above do not apply to shareholders holding their shares through broker-dealer networked accounts, wrap fee and omnibus accounts,


----
 20

YOUR ACCOUNT


accounts with active automatic investment plans or payroll deduction plans, accounts that were created by the automatic conversion of Class B shares to Class A shares, accounts that were created by the automatic conversion of Class G shares to Class T shares, certain qualified retirement plans or Health Savings Accounts. The automatic sale of shares of accounts valued at less than $250 does not apply to individual retirement plans.


SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

DISTRIBUTION OPTIONS The Fund distributes any dividends and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.



TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account or a Health Savings Account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.


                                                                            ----

YOUR ACCOUNT


The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.



In general, any distributions of dividends, interest and short-term capital gains (determined by how long the Fund held the investments that generated them) are taxable as ordinary income unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax in taxable years beginning before January 1, 2011. Properly designated distributions of long-term capital gains (determined by how long the Fund held the investments that generated them) are generally taxable as such, regardless of how long you have held your Fund shares. Long-term capital gain rates have been temporarily reduced -- in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets -- for taxable years beginning before January 1, 2011. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

----
 22

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, LLC ("Columbia Advisors"), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Advisors is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Advisors runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Advisors is a direct wholly owned subsidiary of Columbia Management Group, LLC ("CMG"), which in turn is a direct, wholly owned subsidiary of Bank of America, which in turn is a wholly owned banking subsidiary of Bank of America Corporation, a financial services holding company organized as a Delaware corporation. Columbia Advisors, a registered investment advisor, has been an investment advisor since 1995.


On September 30, 2005, Columbia Management Advisors, Inc. ("Columbia Management") merged into Columbia Advisors (which prior to September 30, 2005 had been known as Banc of America Capital Management, LLC). Before September 30, 2005, Columbia Management was the investment advisor to the Fund. As a result of the merger, Columbia Advisors is now the investment advisor to the Fund.


For the 2006 fiscal year, aggregate advisory fees paid to Columbia Advisors and/or Columbia Management by the Fund, not including pricing and bookkeeping and other fees paid to Columbia Advisors and/or Columbia Management by the Fund, amounted to 0.79% of average daily net assets of the Fund. A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is included in the Fund's semi-annual report to shareholders for the six months ended February 28, 2006.



PORTFOLIO MANAGERS

--------------------------------------------------------------------------------

WAYNE M. COLLETTE, a vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Collette has been associated with Columbia Advisors or its predecessors since 2001. Prior to 2001, Mr. Collette was an associate portfolio manager with Neuberger Berman from 1999 to 2001.



GEORGE J. MYERS, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Myers has been associated with Columbia Advisors or its predecessors since 2004. Prior to 2004, Mr. Myers was a portfolio manager and analyst with Dresdner RCM Global Investors from 2000 to 2004.



The Statement of Additional Information provides additional information about the managers' compensation, other accounts managed and ownership of securities in the Fund.


                                                                            ----

MANAGING THE FUND

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements." The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.



Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.



Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has released the proposed plan of distribution for public notice and comment but has not yet approved a final plan of distribution.



As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.



A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.



In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.



On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a


----
 24

MANAGING THE FUND


derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.



On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.



On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.



On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.



In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005 naming the Columbia Funds as nominal defendants. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal to the United States Court of Appeals for the First Circuit on December 30, 2005; this appeal is currently pending. The parties have advised the appellate court that they are engaged in settlement discussions and the court has, accordingly, deferred the briefing schedule for the appeal. The settlement has not yet been finalized. Any settlement ultimately agreed by the parties will be subject to court approval.



This matter is ongoing. Accordingly, no estimate can be made of the financial impact, if any, of this litigation on any fund.


                                                                            ----

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's fiscal periods since inception, which run from September 1 to August 31, unless otherwise indicated. Certain information reflects financial results for a single Class A, B, C, D or R share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report containing those financial statements by calling 1-800-426-3750.


THE FUND


                                                                                      PERIOD ENDED         PERIOD ENDED
                                               YEAR ENDED AUGUST 31,                   AUGUST 31,          DECEMBER 31,
                                       2006            2005            2004             2003(A)              2002(B)
                                      Class A         Class A         Class A           Class A              Class A
                                      ------           -----           -----             -----                -----
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                22.16           16.99           18.09             14.77                15.15
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
($):
  Net investment loss(c)               (0.10)          (0.15)          (0.23)            (0.14)               (0.02)
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency                      2.26            5.32           (0.87)             3.46                (0.36)
-----------------------------------------------------------------------------------------------------------------------
Total from Investment Operations        2.16            5.17           (1.10)             3.32                (0.38)
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS
From net realized gains                (0.31)             --              --                --                   --
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                      24.01           22.16           16.99             18.09                14.77
-----------------------------------------------------------------------------------------------------------------------
Total return (%)(d)(e)                  9.76           30.43           (6.08)            22.48(f)             (2.51)(f)
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Operating expenses (%)(g)               1.21            1.23            1.53              1.60(h)              1.49(h)
Interest expense (%)                      --              --(i)           --                --                   --
Expenses (%)(g)                         1.21            1.23            1.53              1.60(h)              1.49(h)
Net investment loss (%)(g)             (0.43)          (0.76)          (1.21)            (1.31)(h)            (1.22)(h)
Waiver/Reimbursement (%)                0.01            0.05            0.02              0.01(h)              0.01(h)
Portfolio turnover rate (%)               67             104             139                78(f)                88
Net assets, end of period (in
thousands) ($)                        12,654           6,078           4,432             4,525                1,180


 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.


 (d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.



 (e) Had the investment advisor and/or transfer agent not waived a portion of expenses, total return would have been reduced.


 (f) Not annualized.


 (g) The benefits derived from custody credits had an impact of less than 0.01%.


 (h) Annualized.

 (i) Rounds to less than 0.01%.

----
 26

FINANCIAL HIGHLIGHTS

THE FUND


                                                                                      PERIOD ENDED         PERIOD ENDED
                                               YEAR ENDED AUGUST 31,                   AUGUST 31,          DECEMBER 31,
                                       2006            2005            2004             2003(A)              2002(B)
                                      Class B         Class B         Class B           Class B              Class B
                                       -----           -----           -----             -----                -----
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                21.69           16.75           17.98             14.76                15.15
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
($):
  Net investment loss(c)               (0.28)          (0.30)          (0.36)            (0.22)               (0.04)
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency                      2.22            5.24           (0.87)             3.44                (0.35)
-----------------------------------------------------------------------------------------------------------------------
Total from Investment Operations        1.94            4.94           (1.23)             3.22                (0.39)
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS
From net realized gains                (0.31)             --              --                --                   --
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                      23.32           21.69           16.75             17.98                14.76
-----------------------------------------------------------------------------------------------------------------------
Total return (%)(d)(e)                  8.95           29.49           (6.84)            21.82(f)             (2.57) (f)
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Operating expenses (%)(g)               1.96            1.98            2.29              2.36(h)              2.32(h)
Interest expense (%)                      --              --(i)           --                --                   --
Expenses (%)(g)                         1.96            1.98            2.29              2.36(h)              2.32(h)
Net investment loss (%)(g)             (1.19)          (1.51)          (1.97)            (2.06)(h)            (2.05)(h)
Waiver/Reimbursement (%)                0.01            0.05            0.10              0.12(h)              0.12(h)
Portfolio turnover rate (%)               67             104             139                78(f)                88
Net assets, end of period (in
thousands) ($)                         7,452           6,377           5,079             4,242                3,383


 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.


 (d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.



 (e) Had the investment advisor and/or transfer agent not waived a portion of expenses, total return would have been reduced.


 (f) Not annualized.


 (g) The benefits derived from custody credits had an impact of less than 0.01%.


 (h) Annualized.

 (i) Rounds to less than 0.01%.

                                                                            ----

FINANCIAL HIGHLIGHTS

THE FUND


                                                                        YEAR ENDED                 PERIOD ENDED
                                                                        AUGUST 31,                  AUGUST 31,
                                                                 2006              2005              2004(a)
                                                               Class C           Class C             Class C
                                                                ------            ------              ------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                          21.74             16.79               17.88
---------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment loss(b)                                         (0.28)            (0.30)              (0.30)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                2.22              5.25               (0.79)
---------------------------------------------------------------------------------------------------------------
Total from investment operations                                  1.94              4.95               (1.09)
---------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net realized gains                                          (0.31)               --                  --
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                                23.37             21.74               16.79
---------------------------------------------------------------------------------------------------------------
Total return (%)(c)(d)                                            8.93             29.48               (6.10)(e)
---------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Operating expenses (%)(f)                                         1.96              1.98                2.18 (g)
Interest expense (%)                                                --                --(h)               --
Expenses (%)(f)                                                   1.96              1.98                2.18 (g)
Net investment loss (%)(f)                                       (1.16)            (1.52)              (1.83)(g)
Waiver/Reimbursement (%)                                          0.01              0.05                0.08 (g)
Portfolio turnover rate (%)                                         67               104                 139
Net assets, end of period (in thousands) ($)                     2,454               674                 501


 (a) Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.

 (b) Per share data was calculated using average shares outstanding during the period.


 (c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.



 (d) Had the Fund's investment advisor and/or transfer agent not waived a portion of expenses, total return would have been reduced.


 (e) Not annualized.


 (f) The benefits derived from custody credits had an impact of less than 0.01%.


 (g) Annualized.

 (h) Rounds to less than 0.01%.

----
 28

FINANCIAL HIGHLIGHTS

THE FUND


                                                                                      PERIOD ENDED         PERIOD ENDED
                                               YEAR ENDED AUGUST 31,                   AUGUST 31,          DECEMBER 31,
                                       2006            2005            2004             2003(A)              2002(B)
                                      Class D         Class D         Class D           Class D              Class D
                                      ------          ------          ------             ------               ------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                21.71           16.77           17.98              14.76                15.15
-----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
($):
  Net investment loss(c)               (0.28)          (0.30)          (0.34)             (0.21)               (0.04)
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency                      2.22            5.24           (0.87)              3.43                (0.35)
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations        1.94            4.94           (1.21)              3.22                (0.39)
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS
From net realized gains                (0.31)             --              --                 --                   --
-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                      23.34           21.71           16.77              17.98                14.76
-----------------------------------------------------------------------------------------------------------------------
Total return (%)(d)(e)                  8.94           29.46           (6.73)             21.82(f)             (2.57)(f)
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Operating expenses (%)(g)               1.96            1.98            2.19               2.27(h)              2.32(h)
Interest expense (%)                      --              --(i)           --                 --                   --
Expenses (%)(g)                         1.96            1.98            2.19               2.27(h)              2.32(h)
Net investment loss (%)(g)             (1.20)          (1.54)          (1.87)             (1.97)(h)            (2.05)(h)
Waiver/Reimbursement (%)                0.01            0.05            0.08               0.09(h)              0.09(h)
Portfolio turnover rate (%)               67             104             139                 78(f)                88
Net assets, end of period (in
thousands) ($)                           383             438             599                737                  433


 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.


 (d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.



 (e) Had the investment advisor and/or transfer agent not waived a portion of expenses, total return would have been reduced.


 (f) Not annualized.


 (g) The benefits derived from custody credits had an impact of less than 0.01%.


 (h) Annualized.

 (i) Rounds to less than 0.01%.

                                                                            ----

FINANCIAL HIGHLIGHTS


THE FUND



                                                                PERIOD ENDED
                                                                 AUGUST 31,
                                                                  2006(A)
                                                                 Class R
                                                                   ------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                             24.44
----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment loss(b)                                            (0.10)
  Net realized and unrealized loss on investments and
  foreign currency                                                  (0.37)
----------------------------------------------------------------------------
Total from Investment Operations                                    (0.47)
----------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                                   23.97
----------------------------------------------------------------------------
Total return (%)                                                    (1.92)(c)
----------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Operating expenses (%)(d)                                            1.47(e)
Net investment loss (%)(d)                                          (0.66)(e)
Portfolio turnover rate (%)                                            67
Net assets, end of period (in thousands) ($)                           57



 (a) Class R shares were initially offered on January 23, 2006. Total return reflects activity from that date.



 (b) Per share data was calculated using average shares outstanding during the period.



 (c) Not annualized.



 (d) The benefits derived from custody credits had an impact of less than 0.01%.



 (e) Annualized.


----
 30

APPENDIX A


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION


The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class A, B, C, D and R shares of the Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratios used for the Fund, which are the same as those stated in the Annual Fund Operating Expenses tables, are presented in the charts, and are net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables shown below reflect the maximum initial sales charge but do not reflect any contingent deferred sales charges which may be payable on redemption. If contingent deferred sales charges were reflected, the "Hypothetical Year-End Balance After Fees and Expenses" amounts shown would be lower and the "Annual Fees and Expenses" amounts shown would be higher.



CLASS A SHARES



  MAXIMUM SALES CHARGE   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
  --------------------   --------------------------------------   ----------------------
         5.75%                        $ 10,000.00                           5%



      CUMULATIVE RETURN                   CUMULATIVE RETURN   HYPOTHETICAL YEAR-
        BEFORE FEES &        ANNUAL         AFTER FEES &      END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES        EXPENSE RATIO       EXPENSES         FEES & EXPENSES      EXPENSES(1)
----  -----------------   -------------   -----------------   ------------------   -------------
1            5.00%            1.26%             -2.23%(2)         $ 9,777.50         $  695.98
2           10.25%            1.26%              1.43%            $10,143.17         $  125.50
3           15.76%            1.26%              5.23%            $10,522.53         $  130.19
4           21.55%            1.26%              9.16%            $10,916.07         $  135.06
5           27.63%            1.26%             13.24%            $11,324.33         $  140.11
6           34.01%            1.26%             17.48%            $11,747.86         $  145.35
7           40.71%            1.26%             21.87%            $12,187.23         $  150.79
8           47.75%            1.26%             26.43%            $12,643.03         $  156.43
9           55.13%            1.26%             31.16%            $13,115.88         $  162.28
10          62.89%            1.26%             36.06%            $13,606.42         $  168.35
TOTAL GAIN AFTER FEES
  AND EXPENSES                                                    $ 3,606.42
TOTAL ANNUAL FEES AND
  EXPENSES                                                                           $2,010.04



 (1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.



 (2) Reflects deduction of the maximum initial sales charge.


                                                                            ----

APPENDIX A


CLASS B SHARES



  MAXIMUM SALES CHARGE   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
  --------------------   --------------------------------------   ----------------------
         0.00%                        $ 10,000.00                           5%



      CUMULATIVE RETURN                   CUMULATIVE RETURN   HYPOTHETICAL YEAR-
        BEFORE FEES &        ANNUAL         AFTER FEES &      END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES        EXPENSE RATIO       EXPENSES         FEES & EXPENSES      EXPENSES(1)
----  -----------------   -------------   -----------------   ------------------   -------------
1            5.00%            2.01%              2.99%            $10,299.00         $  204.00
2           10.25%            2.01%              6.07%            $10,606.94         $  210.10
3           15.76%            2.01%              9.24%            $10,924.09         $  216.39
4           21.55%            2.01%             12.51%            $11,250.72         $  222.86
5           27.63%            2.01%             15.87%            $11,587.11         $  229.52
6           34.01%            2.01%             19.34%            $11,933.57         $  236.38
7           40.71%            2.01%             22.90%            $12,290.38         $  243.45
8           47.75%            2.01%             26.58%            $12,657.87         $  250.73
9           55.13%            1.26%             31.31%            $13,131.27         $  162.47
10          62.89%            1.26%             36.22%            $13,622.38         $  168.55
TOTAL GAIN AFTER FEES
  AND EXPENSES                                                    $ 3,622.38
TOTAL ANNUAL FEES AND
  EXPENSES                                                                           $2,144.45



CLASS C SHARES



  MAXIMUM SALES CHARGE   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
  --------------------   --------------------------------------   ----------------------
         0.00%                        $ 10,000.00                           5%



      CUMULATIVE RETURN                   CUMULATIVE RETURN   HYPOTHETICAL YEAR-
        BEFORE FEES &        ANNUAL         AFTER FEES &      END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES        EXPENSE RATIO       EXPENSES         FEES & EXPENSES      EXPENSES(1)
----  -----------------   -------------   -----------------   ------------------   -------------
1            5.00%            2.01%              2.99%            $10,299.00         $  204.00
2           10.25%            2.01%              6.07%            $10,606.94         $  210.10
3           15.76%            2.01%              9.24%            $10,924.09         $  216.39
4           21.55%            2.01%             12.51%            $11,250.72         $  222.86
5           27.63%            2.01%             15.87%            $11,587.11         $  229.52
6           34.01%            2.01%             19.34%            $11,933.57         $  236.38
7           40.71%            2.01%             22.90%            $12,290.38         $  243.45
8           47.75%            2.01%             26.58%            $12,657.87         $  250.73
9           55.13%            2.01%             30.36%            $13,036.34         $  258.23
10          62.89%            2.01%             34.26%            $13,426.12         $  265.95
TOTAL GAIN AFTER FEES
  AND EXPENSES                                                    $ 3,426.12
TOTAL ANNUAL FEES AND
  EXPENSES                                                                           $2,337.61



 (1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.


----
 32

APPENDIX A


CLASS D SHARES



  MAXIMUM SALES CHARGE   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
  --------------------   --------------------------------------   ----------------------
         0.00%                        $ 10,000.00                           5%



      CUMULATIVE RETURN                   CUMULATIVE RETURN   HYPOTHETICAL YEAR-
        BEFORE FEES &        ANNUAL         AFTER FEES &      END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES        EXPENSE RATIO       EXPENSES         FEES & EXPENSES      EXPENSES(1)
----  -----------------   -------------   -----------------   ------------------   -------------
1            5.00%            2.01%              2.99%            $10,299.00         $  204.00
2           10.25%            2.01%              6.07%            $10,606.94         $  210.10
3           15.76%            2.01%              9.24%            $10,924.09         $  216.39
4           21.55%            2.01%             12.51%            $11,250.72         $  222.86
5           27.63%            2.01%             15.87%            $11,587.11         $  229.52
6           34.01%            2.01%             19.34%            $11,933.57         $  236.38
7           40.71%            2.01%             22.90%            $12,290.38         $  243.45
8           47.75%            2.01%             26.58%            $12,657.87         $  250.73
9           55.13%            2.01%             30.36%            $13,036.34         $  258.23
10          62.89%            2.01%             34.26%            $13,426.12         $  265.95
TOTAL GAIN AFTER FEES
  AND EXPENSES                                                    $ 3,426.12
TOTAL ANNUAL FEES AND
  EXPENSES                                                                           $2,337.61



CLASS R SHARES



  MAXIMUM SALES CHARGE   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
  --------------------   --------------------------------------   ----------------------
         0.00%                        $ 10,000.00                           5%



      CUMULATIVE RETURN                   CUMULATIVE RETURN   HYPOTHETICAL YEAR-
        BEFORE FEES &        ANNUAL         AFTER FEES &      END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES        EXPENSE RATIO       EXPENSES         FEES & EXPENSES      EXPENSES(1)
----  -----------------   -------------   -----------------   ------------------   -------------
1            5.00%            1.51%              3.49%            $10,349.00         $  153.63
2           10.25%            1.51%              7.10%            $10,710.18         $  159.00
3           15.76%            1.51%             10.84%            $11,083.97         $  164.55
4           21.55%            1.51%             14.71%            $11,470.80         $  170.29
5           27.63%            1.51%             18.71%            $11,871.13         $  176.23
6           34.01%            1.51%             22.85%            $12,285.43         $  182.38
7           40.71%            1.51%             27.14%            $12,714.19         $  188.75
8           47.75%            1.51%             31.58%            $13,157.92         $  195.33
9           55.13%            1.51%             36.17%            $13,617.13         $  202.15
10          62.89%            1.51%             40.92%            $14,092.36         $  209.21
TOTAL GAIN AFTER FEES
  AND EXPENSES                                                    $ 4,092.36
TOTAL ANNUAL FEES AND
  EXPENSES                                                                           $1,801.52



 (1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.


                                                                            ----

NOTES

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 34

NOTES

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                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information includes a description of the Fund's policies with respect to the disclosure of its portfolio holdings.



You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's transfer agent or visiting the Fund's website at:



Columbia Management Services, Inc.


P.O. Box 8081


Boston, MA 02266-8081


1-800-345-6611

www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund, including the Statement of Additional Information, by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:


Columbia Funds Series Trust I: 811-4367



Columbia Mid Cap Growth Fund (formerly named Columbia Mid Cap Growth Fund, Inc.)


--------------------------------------------------------------------------------

(ColumbiaFunds Logo)

A Member of Columbia Management Group


(C)2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.426.3750  www.columbiafunds.com                           INT-36/115700-1206

COLUMBIA MID CAP GROWTH FUND           Prospectus, January 1, 2007


CLASS T AND G SHARES

Advised by Columbia Management Advisors, LLC


--------------------------------------------------------------------------------
TABLE OF CONTENTS



THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   5
Your Expenses........................................   7

YOUR ACCOUNT                                            9
---------------------------------------------------------
How to Buy Shares....................................   9
Investment Minimums..................................   9
Sales Charges........................................  10
How to Exchange Shares...............................  13
How to Sell Shares...................................  14
Fund Policy on Trading of Fund Shares................  15
Distribution and Service Fees........................  17
Other Information About Your Account.................  18


MANAGING THE FUND                                      22
---------------------------------------------------------
Investment Advisor...................................  22
Portfolio Managers...................................  22
Legal Proceedings....................................  23


FINANCIAL HIGHLIGHTS                                   25
---------------------------------------------------------

APPENDIX A                                             27
---------------------------------------------------------


Class T and G shares are sold only to investors who received (and who have continuously held) Class T or G shares in connection with the merger of certain Galaxy Funds into various Columbia Funds.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks significant capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Russell Midcap Index.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
In seeking to achieve its investment goal, the Fund will focus on growth stocks. The Fund may also invest up to 20% of its net assets in small-cap and large-cap companies, as compared to the Russell Midcap Index, when the advisor believes they offer comparable capital appreciation opportunities or may help stabilize the portfolio. Columbia will monitor economic conditions to determine the appropriate percentage of the Fund's assets that will be invested in mid-cap companies.

The Fund may invest in special situations such as initial public offerings
(IPOs); companies that may benefit from technological or product developments or new management; and companies involved in tender offers, leveraged buy-outs or mergers.


The Fund may also invest in securities convertible into or exercisable for stock (including preferred stock, warrants and debentures), and certain options and financial futures contracts (derivatives). The Fund may also invest, to a limited extent, in foreign securities, including American Depository Receipts. The Fund may invest up to 20% of its total assets in foreign securities.



As part of its investment strategy, the Fund may buy and sell securities frequently. Such trading usually increases portfolio turnover rates, which usually increases the chance that the Fund will pay investors short-term capital gains(which are taxable at higher rates than long-term capital gains). Such trading may also result in higher brokerage commissions and other transaction costs and additional tax liability, which could reduce the Fund's returns.


At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as noted otherwise, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security

----
 2

THE FUND

prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.


Derivatives involve special risks and may result in losses. The Fund may enter into a number of derivative strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund or that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.


Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Convertible securities are securities that can be converted into common stock, such as certain debt securities and preferred stock. Convertible securities are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to market risk.

Sector risk is inherent in the Fund's investment strategy. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a large portion of its assets invested in a particular sector.


Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in


                                                                            ----

THE FUND

the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Small- or mid-cap companies may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stocks.

Special situations have risk because they often involve major corporate changes and, thus, present a high degree of uncertainty as to the security's market price.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

----
 4

THE FUND

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class T shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class T and G shares, including sales charges, compare with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class T share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.

              The Fund's returns are compared to the Russell Midcap Index and the Russell Midcap Growth Index. The Russell Midcap Index
              is an unmanaged index that tracks the performance of the 800 smallest companies in the Russell 1000 Index. The Russell
              Midcap Growth Index is an unmanaged index that tracks the performance of those Russell Midcap companies with higher price-to-book ratios. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
             -------------------------------------------------------------------

CALENDAR YEAR TOTAL RETURNS (CLASS T)(1)


                                  (BAR CHART)

                       13.07%     12.64%     16.64%     36.33%     13.84%                           29.85%      6.87%     16.05%
                                                                              -20.98%    -24.54%
                        1996       1997       1998       1999       2000       2001       2002       2003       2004       2005





            The Fund's year-to-date total return through  For period shown in bar chart:
            September 30, 2006 (Class T) was +4.12%.      Best quarter: 4th quarter 1999, +37.43%
                                                          Worst quarter: 1st quarter 2001, -20.28%


 (1) Class T is a newer class of shares. Its performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and the newer class of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been lower. Class T shares were initially offered on November 1, 2002, and Class Z shares were initially offered on November 20, 1985.

                                                                            ----

THE FUND

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2005(1)



                                                                1 YEAR          5 YEARS         10 YEARS
Class T (%)
  Return Before Taxes                                             9.39           -1.96            7.64
  Return After Taxes on Distributions                             9.18           -2.18            5.58
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                          6.39           -1.72            5.56
--------------------------------------------------------------------------------------------------------
Class G (%)
  Return Before Taxes                                            10.25           -1.91            7.98
  Return After Taxes on Distributions                            10.02           -2.14            5.91
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                          6.97           -1.68            5.88
--------------------------------------------------------------------------------------------------------
Russell Midcap Index (%)                                         12.65            8.45           12.49
--------------------------------------------------------------------------------------------------------
Russell Midcap Growth Index (%)                                  12.10            1.38            9.27


 (1) Class T and Class G are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to their inception. These returns have not been restated to reflect any differences in expenses (such as shareholder servicing and distribution fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class T and G shares were initially offered on November 1, 2002, and Class Z shares were initially offered on November 20, 1985.

----
 6

THE FUND

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------

              UNDERSTANDING EXPENSES

              SALES CHARGES are paid directly by shareholders to Columbia Management Distributors, Inc., the Fund's distributor.


              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1 fees, shareholder service fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time to time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. Higher transaction costs reduce the Fund's returns.



              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. Except as noted, the table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:


              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions

              - Class G shares convert to Class T shares after eight years
             -------------------------------------------------------------------


SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)



                                                                CLASS T         CLASS G
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                          5.75            0.00
---------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                                1.00(1)         5.00
---------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                  (2)             (2)



 (1) This charge applies only to certain Class T shares bought without an initial sales charge that are sold within 12 months of purchase.



 (2) There is a $7.50 charge for wiring sale proceeds to your bank.


                                                                            ----

THE FUND

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


                                                                CLASS T         CLASS G
Management fee(1) (%)                                            0.79            0.79
---------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                        0.00            0.95(2)
---------------------------------------------------------------------------------------
Other expenses(3) (%)                                            0.52(4)         0.22
---------------------------------------------------------------------------------------
Total annual fund operating expenses (%)                         1.31            1.96



 (1) The fund pays an investment advisory fee of 0.79%. The Fund's investment advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily assets. The breakpoint schedule for the Fund is as follows: 0.82% for assets up to $500 million; 0.75% for assets in excess of $500 million and up to $1 billion; 0.72% for assets in excess of $1 billion and up to $1.5 billion; and 0.67% for assets in excess of $1.5 billion.



 (2) The Fund may pay distribution and service (12b-1) fees up to a maximum of 1.15% of the Fund's average daily net assets attributable to Class G shares (comprised of up to 0.65% for distribution services, up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but will limit such fees to an aggregate fee of not more than 0.95% during the current fiscal year.



 (3) Other expenses have been restated to reflect contractual changes to the fees paid by the Fund for transfer agency and pricing and bookkeeping services.



 (4) The Fund may pay shareholder service fees (which are included in other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Class T shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services), but such fees will not exceed the Fund's net investment income attributable to Class T shares and the Fund will limit such fees to an aggregate fee of not more than 0.30%.


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


CLASS                                                            1 YEAR         3 YEARS         5 YEARS         10 YEARS
Class T                                                           $701          $  966          $1,252           $2,063
------------------------------------------------------------------------------------------------------------------------
Class G:  did not sell your shares                                $199          $  615          $1,057           $2,091
          sold all your shares at
          the end of the period                                   $699          $1,015          $1,357           $2,091


See Appendix A for additional hypothetical investment and expense information.

----
 8

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for
                       executing the purchase for you.
-----------------------------------------------------------------------------------
By check               For existing accounts, fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                       Management Services, Inc., P.O. Box 8081, Boston, MA
                       02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging Class T or Class G shares you own in a different fund distributed by Columbia Management
                       Distributors, Inc. for shares of the same class (and, in
                       some cases, certain other classes) of the Fund at no
                       additional cost. An exchange to another Fund may incur a
                       sales charge if the original purchase was not assessed a
                       sales charge. To exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------
By wire                You may purchase shares of the Fund by wiring money from
                       your bank account to your Fund account. To wire funds to
                       your Fund account, call 1-800-422-3737 for wiring
                       instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application.
-----------------------------------------------------------------------------------
Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       shares of the same class of the Fund at no additional cost.
                       Exchanges will continue so long as your fund balance is
                       sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the
                       $100 minimum) by calling 1-800-345-6611. There may be an
                       additional sales charge if exchanging from a money market
                       fund. Be sure to complete the appropriate section of the
                       account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares (and, in some
                       cases, certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if
                       exchanging from a money market fund. To invest your
                       dividends in the Fund, call 1-800-345-6611.
-----------------------------------------------------------------------------------
Through the            You may purchase Fund shares through the internet. You will
internet               be required to accept the terms of an online agreement and to use a password in order to make internet purchases. The transfer agent has procedures in place to authenticate
                       electronic instructions given via the internet. For more
                       information on internet transactions, or to sign up for
                       internet transactions, please call 1-800-345-6611.


INVESTMENT MINIMUMS
--------------------------------------------------------------------------------

The minimum initial investment for Class T and Class G shares generally is $2,500. For individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement accounts, the minimum initial investment is $1,000. For non-omnibus group retirement plans, the initial investment minimums are determined based on the plan's investment rather than the investment of its


                                                                            ----

YOUR ACCOUNT


individual participants. For investors establishing an automatic investment plan, the minimum initial investment is $50. There is no minimum initial investment for omnibus accounts or wrap accounts.



The minimum investment for additional purchases of Class T and Class G shares is $50 for all investors.



The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.



CLASS T AND CLASS G SHARES ARE SOLD ONLY TO INVESTORS WHO RECEIVED (AND WHO HAVE CONTINUOUSLY HELD) CLASS T OR CLASS G SHARES IN CONNECTION WITH THE MERGER OF CERTAIN GALAXY FUNDS INTO VARIOUS COLUMBIA FUNDS (FORMERLY NAMED LIBERTY FUNDS).


Please see the Statement of Additional Information for more details on investment minimums.

SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge ("CDSC") when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information.

CLASS T SHARES Your purchases of Class T shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class T shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

CLASS T SALES CHARGES

                                                                                                      % OF OFFERING
                                                                AS A % OF                                 PRICE
                                                                THE PUBLIC           AS A %            RETAINED BY
                                                                 OFFERING           OF YOUR             FINANCIAL
AMOUNT PURCHASED                                                  PRICE            INVESTMENT            ADVISOR
Less than $50,000                                                  5.75               6.10                5.00
-------------------------------------------------------------------------------------------------------------------
$50,000 to less than $100,000                                      4.50               4.71                3.75
-------------------------------------------------------------------------------------------------------------------
$100,000 to less than $250,000                                     3.50               3.63                2.75
-------------------------------------------------------------------------------------------------------------------
$250,000 to less than $500,000                                     2.50               2.56                2.00
-------------------------------------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                                   2.00               2.04                1.75
-------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                                 0.00               0.00                0.00


Class T shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class T share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.


----
 10

YOUR ACCOUNT

For Class T share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                                                COMMISSION %
First $3 million                                                    1.00
----------------------------------------------------------------------------
$3 million to less than $50 million                                 0.50
----------------------------------------------------------------------------
$50 million or more                                                 0.25


Purchase amounts are aggregated among all Columbia funds for purposes of the above table.


             -------------------------------------------------------------------

              UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

              Certain investments in Class T and G shares are subject to a
              CDSC, a sales charge applied at the time you sell your
              shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the
              time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the
              longest.
             -------------------------------------------------------------------

REDUCED SALES CHARGES FOR LARGER INVESTMENTS

     A. What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class T shares of the Fund and other funds in the Columbia family of funds.


RIGHTS OF ACCUMULATION The value of eligible accounts maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.


STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class T shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

                                                                            ----

YOUR ACCOUNT

     B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

     - Individual accounts

     - Joint accounts

     - Certain IRA accounts

     - Certain trusts

     - UTMA/UGMA accounts


For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. An account is not eligible to the extent it holds an institutional class of shares of a Columbia money market fund or Class R shares of any Columbia fund. The value of your investment in a non-institutional class of a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Non-institutional class investments in Columbia money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.


     C. How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.

     D. How can I obtain more information about breakpoint discounts?

Certain investors, including affiliates of the Funds, broker/dealers and their affiliates, investors in wrap-fee programs, through fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Fund as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts

----
 12

YOUR ACCOUNT


and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information which can be obtained at www.columbiafunds.com or by calling 1-800-345-6611.



CLASS G SHARES Your purchases of Class G shares are at Class G's net asset value. Purchases up to $50,000 are allowed in Class G shares assuming the combined value of the customer's total assets in the Columbia funds does not reach $50,000. Purchases in Class G shares that bring the combined value of a customer's total assets to $50,000 or above will be rejected. A customer's total assets may include accounts for immediate family members. Group plan accounts are valued at the plan level. Class G shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission of 4.00% on sales of Class G shares.


CLASS G SALES CHARGES:

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   5.00
-------------------------------------------------------------------------------
Through second year                                                  4.00
-------------------------------------------------------------------------------
Through third year                                                   4.00
-------------------------------------------------------------------------------
Through fourth year                                                  4.00
-------------------------------------------------------------------------------
Through fifth year                                                   3.00
-------------------------------------------------------------------------------
Through sixth year                                                   2.00
-------------------------------------------------------------------------------
Through the seventh year                                             1.00
-------------------------------------------------------------------------------
Longer than seven years                                              0.00


Automatic conversion to Class T shares occurs eight years after purchase.


Please see the Statement of Additional Information for the CDSCs and conversion schedules applicable to Class G shares received in exchange for Retail B shares of the Galaxy Growth Fund II purchased prior to January 1, 2001.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your Class T shares for Class A or Class T shares, and may exchange your Class G shares for Class B or Class G shares, of another fund distributed by Columbia Management Distributors, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Class A or Class B shares acquired upon exchange of Class T and Class G shares may not be further exchanged back into Class T or Class G shares unless you continue to hold Class T or Class G shares. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling. Certain restrictions may apply to participants in Health Savings Accounts, including the limitation that participants may exchange their shares only for shares of other funds currently enrolled in the program.


                                                                            ----

YOUR ACCOUNT


You also may exchange your shares through the internet. You will be required to accept the terms of an online agreement and to use a password in order to make internet exchanges. The transfer agent has procedures in place to authenticate electronic instructions given via the internet. For more information on internet transactions, or to sign up for internet transactions, please call 1-800-345-6611.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) if applicable, you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 10 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


----
 14

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class (or Class
                       A and B shares, for Class T and G shares, respectively) of another fund distributed by Columbia Management
                       Distributors, Inc. at no additional cost. To exchange by
                       telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts and Health Savings Accounts. For
                       details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or, if
                       applicable, stock power form along with any share
                       certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures
                       must be guaranteed by either a bank, a member firm of a
                       national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program
                       for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                       1-800-345-6611.
                       Mail your letter of instruction to Columbia Management
                       Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By wire                You may sell Fund shares and request that the proceeds be
                       wired to your bank. You must set up this feature prior to
                       your request. Be sure to complete the appropriate section of the account application for this feature. Generally, the
                       value of your redemption must be at least equal to $500 in order to have the sale proceeds wired to your bank. There is a $7.50 charge for wiring sale proceeds to your bank. (The transfer agent may waive this fee for omnibus and nominee
                       accounts.) Your bank may charge additional fees for such
                       wire transfer.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum
                       account balance requirement has been waived for wrap
                       accounts. This feature is not available if you hold your
                       shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the
                       appropriate section of the account application for this
                       feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares of the Fund and request that the
funds transfer         proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
Through the            You may sell Fund shares through the internet. You will be
internet               required to accept the terms of an online agreement and to use a password in order to make internet redemptions. The
                       transfer agent has procedures in place to authenticate
                       electronic instructions given via the internet. For more
                       information on internet transactions, or to sign up for
                       internet transactions, please call 1-800-345-6611.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.


The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the

                                                                            ----

YOUR ACCOUNT


Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.


The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain funds impose a redemption fee on the proceeds of fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.


The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Consequently, there is the risk that the Fund may not be able to do anything in response to market timing that occurs in the Fund which may result in certain shareholders being able to market time the Fund while the shareholders in the Fund bear the burden of such activities.



Certain financial intermediaries (including certain retirement plan service providers whose clients include, among others, various retirement plans sponsored by Bank of America and its affiliates for the benefit of its employees (the "Bank of America retirement service plan providers")) have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above. In particular, the Bank of America retirement service plan provider permits the reinstatement of future purchase orders for shares of the Fund following various suspension periods.


The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

----
 16

YOUR ACCOUNT

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class G shares and certain services provided to you by your financial advisor. The annual fee for shareholder liaison services and administration support may equal up to 0.50% for Class G shares. The annual distribution fee may equal up to 0.65% for Class G shares. The Fund does not intend to pay more than a total of 0.95% for Class G shares in distribution and shareholder service fees during the current fiscal year. The Fund has also adopted a plan that permits it to pay for certain services provided to Class T shareholders by their financial advisors. The annual service fee may equal up to 0.50% of the average daily net assets attributable to Class T shares, but will not exceed the Fund's net investment income attributable to Class T shares. The Fund does not intend to pay more than 0.30% for Class T shares in shareholder service fees during the current fiscal year. The foregoing fees are paid out of the assets of the relevant classes. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class G shares automatically convert to Class T shares after eight years, eliminating these fees upon conversion.



FINANCIAL INTERMEDIARY PAYMENTS The Fund's distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Fund's distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.02% and 0.10% (between 0.03% and 0.12% in the case of the money market funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund (other than money market funds) attributable to the financial intermediary. The Fund's distributor or its affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund.



Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of the total Fund assets for Class T and G shares in the program on an annual basis. As of September 1, 2005, the


                                                                            ----

YOUR ACCOUNT


Trust's Board of Trustees has authorized the Fund to pay up to 0.11% of total fund assets on an annual basis. The amounts in excess of that paid by the Fund will be borne by the Fund's distributor or its affiliates.



The Fund's distributor or its affiliates may make other payments or allow promotional incentives to dealers to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.



Amounts paid by the Fund's distributor or its affiliates are paid out of the distributor's or its affiliates' own revenue and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Fund's distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Fund's distributor or its affiliates has agreed to make marketing support payments in the Fund's Statement of Additional Information, which can be obtained at www.columbiafunds.com or by calling 1-800-345-6611. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Fund's distributor and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular fund or share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

----
 18

YOUR ACCOUNT

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.


AUTOMATIC SALE OF YOUR SHARES The Fund will automatically sell your shares if the value of your account (treating each Fund account you own separately from any other Fund account you may own) falls below $250. Contingent deferred sales charges will not be applied to shares automatically sold by the Fund. If your shares are sold, the transfer agent will remit the balance of your account to you. The transfer agent will send you written notification at least 30 days in advance of any such automatic sale, which will provide details on how you can add money to your account in order to avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia fund in which you hold shares, or establishing an automatic investment plan. Please contact the transfer agent, review the website at www.columbiafunds.com, call 1-800-345-6611 or contact your investment professional for more information. The automatic sale of shares of accounts valued at less than $250 will take place in the second quarter of each calendar year.



The Fund may also sell your shares if a financial institution or intermediary instructs the Fund to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the Investment Company Act of 1940 ("ICA").



MINIMUM ACCOUNT BALANCE FEE Beginning in the second quarter of 2007, if the value of your account (treating each Fund account you own separately from any other Fund account you may own) falls below the minimum initial investment applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Contingent deferred sales charges will not be applied to shares automatically sold by the Fund. The Fund reserves the right to lower the account size trigger point for the minimum balance fee in any year for any class of shares when the Fund believes it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons. The transfer agent will reduce the expenses paid by your Fund for transfer agency services by the amount it collects from assessment of this fee. If your Fund has no transfer agency expenses against which to offset the amount collected through assessment of this fee, the transfer agent will pay such amount directly to your Fund. The transfer agent will send you written notification of the imposition of any such fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia fund in which you hold shares, or establishing an automatic investment plan. Please contact the transfer agent, review the website at www.columbiafunds.com, call 1-800-345-6611 or contact your investment professional for more information.



EXCEPTIONS TO THE AUTOMATIC SALE OF YOUR SHARES AND THE MINIMUM ACCOUNT BALANCE FEE The automatic sale of shares of accounts valued at less than $250 and the minimum account balance fee described above do not apply to shareholders holding their shares through broker-dealer networked accounts, wrap fee and omnibus accounts, accounts with active automatic investment plans or payroll deduction plans, accounts that were created by the automatic conversion of Class B shares to Class A shares, accounts that were created by the automatic conversion of Class G shares to Class T shares, certain qualified retirement plans or Health Savings Accounts. The automatic sale of shares of accounts valued at less than $250 does not apply to individual retirement plans.


SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund.

                                                                            ----

YOUR ACCOUNT

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

DISTRIBUTION OPTIONS The Fund distributes any dividends and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.



TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account or a Health Savings Account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.



The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.


----
 20

YOUR ACCOUNT


In general, any distributions of dividends, interest and short-term capital gains (determined by how long the Fund held the investments that generated them) are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax in taxable years beginning before January 1, 2011. Properly designated distributions of long-term capital gains (determined by how long the Fund held the investments that generated them) are generally taxable as such, regardless of how long you have held your Fund shares. Long-term capital gain rates have been temporarily reduced -- in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets -- for taxable years beginning before January 1, 2011. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

                                                                            ----

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, LLC ("Columbia Advisors"), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Advisors is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Advisors runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Advisors is a direct wholly owned subsidiary of Columbia Management Group, LLC ("CMG"), which in turn is a direct, wholly owned subsidiary of Bank of America, which in turn is a wholly owned banking subsidiary of Bank of America Corporation, a financial services holding company organized as a Delaware corporation. Columbia Advisors, a registered investment advisor, has been an investment advisor since 1995.


On September 30, 2005, Columbia Management Advisors, Inc. ("Columbia Management") merged into Columbia Advisors (which prior to September 30, 2005 had been known as Banc of America Capital Management, LLC). Before September 30, 2005, Columbia Management was the investment advisor to the Fund. As a result of the merger, Columbia Advisors is now the investment advisor to the Fund.


For the 2006 fiscal year, aggregate advisory fees paid to Columbia Advisors and/or Columbia Management by the Fund, not including pricing and bookkeeping and other fees paid to Columbia Advisors and/or Columbia Management by the Fund, amounted to 0.79% of average daily net assets of the Fund. A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is included in the Fund's semi-annual report to shareholders for the six months ended February 28, 2006.



PORTFOLIO MANAGERS

--------------------------------------------------------------------------------

WAYNE M. COLLETTE, a vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Collette has been associated with Columbia Advisors or its predecessors since 2001. Prior to 2001, Mr. Collette was an associate portfolio manager with Neuberger Berman from 1999 to 2001.



GEORGE J. MYERS, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Myers has been associated with Columbia Advisors or its predecessors since 2004. Prior to 2004, Mr. Myers was a portfolio manager and analyst with Dresdner RCM Global Investors from 2000 to 2004.



The Statement of Additional Information provides additional information about the managers' compensation, other accounts managed and ownership of securities in the Fund.


----
 22

MANAGING THE FUND

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements." The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.



Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.



Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has released the proposed plan of distribution for public notice and comment but has not yet approved a final plan of distribution.



As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.



A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.



In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.



On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a


                                                                            ----

MANAGING THE FUND


derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.



On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.



On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.



On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.



In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005 naming the Columbia Funds as nominal defendants. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal to the United States Court of Appeals for the First Circuit on December 30, 2005; this appeal is currently pending. The parties have advised the appellate court that they are engaged in settlement discussions and the court has, accordingly, deferred the briefing schedule for the appeal. The settlement has not yet been finalized. Any settlement ultimately agreed by the parties will be subject to court approval.



This matter is ongoing. Accordingly, no estimate can be made of the financial impact, if any, of this litigation on any fund.


----
 24

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's fiscal periods since inception, which run from September 1 to August 31, unless otherwise indicated. Certain information reflects financial results for a single Class T or G share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report containing those financial statements by calling 1-800-426-3750.

THE FUND


                                                                                                  PERIOD ENDED       PERIOD ENDED
                                                       YEAR ENDED AUGUST 31,                       AUGUST 31,        DECEMBER 31,
                                             2006               2005               2004            2003()(A)          2002()(B)
                                           Class T            Class T            Class T            Class T            Class T
                                         ------------       ------------       ------------       ------------       ------------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                      22.20              17.03              18.12              14.79              15.15
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
($):
  Net investment loss(c)                     (0.12)             (0.16)             (0.22)             (0.12)             (0.02)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                    2.27               5.33              (0.87)              3.45              (0.34)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations              2.15               5.17              (1.09)              3.33              (0.36)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS
From net realized gains                      (0.31)                --                 --                 --                 --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                            24.04              22.20              17.03              18.12              14.79
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(d)                           9.70(e)           30.36(e)           (6.02)(e)          22.52(f)           (2.38)(f)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS/SUPPLEMENTAL DATA:
Operating expenses (%)(g)                     1.26               1.28               1.50               1.46(h)            1.45(h)
Interest expense (%)                            --                 --(i)              --                 --                 --
Expenses (%)(g)                               1.26               1.28               1.50               1.46(h)            1.45(h)
Net investment loss (%)(g)                   (0.50)             (0.82)             (1.19)             (1.16)(h)          (1.18)(h)
Waiver/Reimbursement (%)                      0.01               0.05               0.01                 --                 --
Portfolio turnover rate (%)                     67                104                139                 78(f)              88
Net assets, end of period (in
thousands) ($)                              27,101             27,969             25,236             29,920             25,966


 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) Class T shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.


 (d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.



 (e) Had the investment advisor and/or transfer agent not waived a portion of expenses, total return would have been reduced.


 (f) Not annualized.


 (g) The benefits derived from custody credits had an impact of less than 0.01%.


 (h) Annualized.

 (i) Rounds to less than 0.01%.

                                                                            ----

FINANCIAL HIGHLIGHTS

THE FUND


                                                                                                  PERIOD ENDED       PERIOD ENDED
                                                       YEAR ENDED AUGUST 31,                       AUGUST 31,        DECEMBER 31,
                                             2006               2005               2004             2003(A)            2002(B)
                                           Class G            Class G            Class G            Class G            Class G
                                         ------------       ------------       ------------       ------------       ------------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                      21.63              16.70              17.98              14.77              15.15
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
($)
  Net investment loss(c)                     (0.27)             (0.29)             (0.41)             (0.23)             (0.04)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                    2.22               5.22              (0.87)              3.44              (0.34)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations              1.95               4.93              (1.28)              3.21              (0.38)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS
From net realized gains                      (0.31)                --                 --                 --                 --
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                            23.27              21.63              16.70              17.98              14.77
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)(d)                           9.02(e)           29.52(e)           (7.12)(e)          21.73(f)           (2.51)(f)
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS/SUPPLEMENTAL DATA:
Operating expenses (%)(g)                     1.91               1.93               2.57               2.47(h)            2.35(h)
Interest expense (%)                            --                 --(i)              --                 --                 --
Expenses (%)(g)                               1.91               1.93               2.57               2.47(h)            2.35(h)
Net investment loss (%)(g)                   (1.15)             (1.47)             (2.25)             (2.17)(h)          (2.08)(h)
Waiver/Reimbursement (%)                      0.01               0.05               0.01                 --                 --
Portfolio turnover rate (%)                     67                104                139                 78(f)              88
Net assets, end of period (in
thousands) ($)                                 593                724                647                806                753


 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) Class G shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.


 (d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.



 (e) Had the investment advisor and/or transfer agent not waived a portion of expenses, total return would have been reduced.


 (f) Not annualized.


 (g) The benefits derived from custody credits had an impact of less than 0.01%.


 (h) Annualized.

 (i) Rounds to less than 0.01%

----
 26

APPENDIX A


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION


The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class T and G shares of the Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class G shares convert to Class T shares after eight years. The annual expense ratios used for the Fund, which are the same as those stated in the Annual Fund Operating Expenses tables, are presented in the charts, and are net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables shown below reflect the maximum initial sales charge but do not reflect any contingent deferred sales charges which may be payable on redemption. If contingent deferred sales charges were reflected, the "Hypothetical Year-End Balance After Fees and Expenses" amounts shown would be lower and the "Annual Fees and Expenses" amounts shown would be higher.



CLASS T SHARES



  MAXIMUM SALES CHARGE   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
  --------------------   --------------------------------------   ----------------------
         5.75%                         $10,000.00                           5%



      CUMULATIVE RETURN                   CUMULATIVE RETURN   HYPOTHETICAL YEAR-
        BEFORE FEES &        ANNUAL         AFTER FEES &      END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES        EXPENSE RATIO       EXPENSES         FEES & EXPENSES      EXPENSES(1)
----  -----------------   -------------   -----------------   ------------------   -------------
1            5.00%            1.31%             -2.27%(2)         $ 9,772.78         $  700.75
2           10.25%            1.31%              1.31%            $10,133.40         $  130.39
3           15.76%            1.31%              5.07%            $10,507.32         $  135.20
4           21.55%            1.31%              8.95%            $10,895.04         $  140.36
5           27.63%            1.31%             12.97%            $11,297.07         $  145.36
6           34.01%            1.31%             17.14%            $11,713.93         $  150.72
7           40.71%            1.31%             21.46%            $12,146.17         $  156.28
8           47.75%            1.31%             25.94%            $12,594.37         $  162.05
9           55.13%            1.31%             30.59%            $13,059.10         $  168.03
10          62.89%            1.31%             35.41%            $13,540.98         $  174.23
TOTAL GAIN AFTER FEES
  AND EXPENSES                                                    $ 3,540.98
TOTAL ANNUAL FEES AND
  EXPENSES                                                                           $2,063.20



 (1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.



 (2) Reflects deduction of the maximum initial sales charge.


                                                                            ----

APPENDIX A


CLASS G SHARES



  MAXIMUM SALES CHARGE   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
  --------------------   --------------------------------------   ----------------------
         0.00%                         $10,000.00                           5%



      CUMULATIVE RETURN                   CUMULATIVE RETURN   HYPOTHETICAL YEAR-
        BEFORE FEES &        ANNUAL         AFTER FEES &      END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES        EXPENSE RATIO       EXPENSES         FEES & EXPENSES      EXPENSES(1)
----  -----------------   -------------   -----------------   ------------------   -------------
1            5.00%            1.96%              3.04%            $10,304.00         $  198.98
2           10.25%            1.96%              6.17%            $10,617.24         $  205.03
3           15.76%            1.96%              9.40%            $10,940.01         $  211.26
4           21.55%            1.96%             12.73%            $11,272.58         $  217.68
5           27.63%            1.96%             16.15%            $11,615.27         $  224.30
6           34.01%            1.96%             19.68%            $11,968.37         $  231.12
7           40.71%            1.96%             23.32%            $12,332.21         $  238.15
8           47.75%            1.96%             27.07%            $12,707.11         $  245.39
9           55.13%            1.21%             31.89%            $13,188.71         $  156.67
10          62.89%            1.21%             36.89%            $13,688.56         $  162.61
TOTAL GAIN AFTER FEES
  AND EXPENSES                                                    $ 3,688.56
TOTAL ANNUAL FEES AND
  EXPENSES                                                                           $2,091.19



 (1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.


----
 28

NOTES

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                                                                              29

NOTES

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----
 30

NOTES

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                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information includes a description of the Fund's policies with respect to the disclosure of its portfolio holdings.



You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's transfer agent or visiting the Fund's website at:



Columbia Management Services, Inc.


P.O. Box 8081


Boston, MA 02266-8081


1-800-345-6611

www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund, including the Statement of Additional Information, by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:


Columbia Funds Series Trust I: 811-4367



Columbia Mid Cap Growth Fund (formerly named Columbia Mid Cap Growth Fund, Inc.)


--------------------------------------------------------------------------------

(COLUMBIAFUNDS LOGO)

A Member of Columbia Management Group


(C)2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.426.3750  www.columbiafunds.com                           INT-36/115601-1206

COLUMBIA MID CAP GROWTH FUND           Prospectus, January 1, 2007


CLASS Z SHARES

Advised by Columbia Management Advisors, LLC


--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   5
Your Expenses........................................   6

YOUR ACCOUNT                                            8
---------------------------------------------------------
How to Buy Shares....................................   8
Eligible Investors...................................   8
Sales Charges........................................  10
How to Exchange Shares...............................  11
How to Sell Shares...................................  11
Fund Policy on Trading of Fund Shares................  12
Financial Intermediary Payments......................  14
Other Information About Your Account.................  15

MANAGING THE FUND                                      18
---------------------------------------------------------
Investment Advisor...................................  18
Portfolio Managers...................................  18
Legal Proceedings....................................  19

FINANCIAL HIGHLIGHTS                                   21
---------------------------------------------------------
APPENDIX A                                             22
---------------------------------------------------------


Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks significant capital appreciation by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Russell Midcap Index.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
In seeking to achieve its investment goal, the Fund will focus on growth stocks. The Fund may also invest up to 20% of its net assets in small-cap and large-cap companies, as compared to the Russell Midcap Index, when the advisor believes they offer comparable capital appreciation opportunities or may help stabilize the portfolio. Columbia will monitor economic conditions to determine the appropriate percentage of the Fund's assets that will be invested in mid-cap companies.

The Fund may invest in special situations such as initial public offerings
(IPOs); companies that may benefit from technological or product developments or new management; and companies involved in tender offers, leveraged buy-outs or mergers.


The Fund may also invest in securities convertible into or exercisable for stock (including preferred stock, warrants and debentures), and certain options and financial futures contracts (derivatives). The Fund may also invest, to a limited extent, in foreign securities, including American Depository Receipts. The Fund may invest up to 20% of its total assets in foreign securities.



As part of its investment strategy, the Fund may buy and sell securities frequently. Such trading usually increases portfolio turnover rates, which usually increases the chance that the Fund will pay investors short-term capital gains(which are taxable at higher rates than long-term capital gains). Such trading may also result in higher brokerage commissions and other transaction costs and additional tax liability, which could reduce the Fund's returns.


At times, the Fund's investment advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as noted otherwise, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security

----
 2

THE FUND

prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.


Derivatives involve special risks and may result in losses. The Fund may enter into a number of derivative strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund or that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.



Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.


Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Convertible securities are securities that can be converted into common stock, such as certain debt securities and preferred stock. Convertible securities are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to market risk.

Sector risk is inherent in the Fund's investment strategy. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a large portion of its assets invested in a particular sector.


Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about


                                                                            ----

THE FUND

companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Small or mid-cap companies may be more susceptible to market downturns, and their prices could be more volatile. These companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team and may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, such companies may not be widely followed by the investment community, which can lower the demand for their stocks.

Special situations have risk because they often involve major corporate changes and, thus, present a high degree of uncertainty as to the security's market price.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

----
 4

THE FUND

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.

              The Fund's returns are compared to the Russell Midcap Index and the Russell Midcap Growth Index. The Russell Midcap Index
              is an unmanaged index that tracks the performance of the 800 smallest companies in the Russell 1000 Index. The Russell
              Midcap Growth Index is an unmanaged index that tracks the performance of those Russell Midcap companies with higher price-to-book ratios. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.
             -------------------------------------------------------------------

CALENDAR YEAR TOTAL RETURNS (CLASS Z)

                                  (BAR CHART)

                       13.07%     12.64%     16.64%     36.33%     13.84%                           30.43%      7.31%     16.36%
                                                                              -20.98%    -24.54%
                        1996       1997       1998       1999       2000       2001       2002       2003       2004       2005




            The Fund's year-to-date total return through  For period shown in bar chart:
            September 30, 2006 was (Class Z) +4.33%.      Best quarter: 4th quarter 1999, +37.43%
                                                          Worst quarter: 1st quarter 2001, -20.28%


                                                                            ----

THE FUND

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2005



                                                              INCEPTION
                                                                 DATE            1 YEAR         5 YEARS         10 YEARS
Class Z (%)                                                   11/20/1985
  Return Before Taxes                                                            16.36           -0.59            8.39
  Return After Taxes on Distributions                                            16.14           -0.81            6.32
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                                         10.94           -0.56            6.23
------------------------------------------------------------------------------------------------------------------------
Russell Midcap Index (%)                                                         12.65            8.45           12.49
------------------------------------------------------------------------------------------------------------------------
Russell Midcap Growth Index (%)                                                  12.10            1.38            9.27


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------

              UNDERSTANDING EXPENSES


              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time to time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. Higher transaction costs reduce the Fund's returns.



              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. Except as noted, the table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:


              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions
             -------------------------------------------------------------------

----
 6

THE FUND


SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)



Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                         0.00
--------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                               0.00
--------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount redeemed, if
applicable)                                                     (1)



 (1) There is a $7.50 charge for wiring sale proceeds to your bank.


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


Management fee(1) (%)                                                0.79
-------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                            0.00
-------------------------------------------------------------------------
Other expenses(2) (%)                                                0.22
-------------------------------------------------------------------------
Total annual fund operating expenses (%)                             1.01



 (1) The fund pays an investment advisory fee of 0.79%. The Fund's investment advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily assets. The breakpoint schedule for the Fund is as follows: 0.82% for assets up to $500 million: 0.75% for assets in excess of $500 million and up to $1 billion; 0.72% for assets in excess of $1 billion and up to $1.5 billion; and 0.67% for assets in excess of $1.5 billion.



 (2) Other expenses have been restated to reflect contractual changes to the fees paid by the Fund for transfer agency and pricing and bookkeeping services.


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


  1 YEAR  3 YEARS   5 YEARS   10 YEARS
   $103    $322      $558      $1,236


See Appendix A for additional hypothetical investment and expense information.

                                                                            ----

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with Columbia Management Services, Inc. or your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for
                       executing the purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts, send a completed application and check
(new account)          made payable to the Fund to Columbia Management Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts, fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                       Management Services, Inc., P.O. Box 8081, Boston, MA
                       02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Management Distributors, Inc.
                       for shares of the same class of the Fund at no additional
                       cost. To exchange by telephone, call 1-800-422-3737. Please see "How to Exchange Shares" for more information.
-----------------------------------------------------------------------------------
By wire                You may purchase shares of the Fund by wiring money from
                       your bank account to your Fund account. To wire funds to
                       your Fund account, call 1-800-422-3737 for wiring
                       instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application.
-----------------------------------------------------------------------------------
Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       shares of the same class of the Fund at no additional cost.
                       Exchanges will continue so long as your fund balance is
                       sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the
                       $100 minimum) by calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the
                       Fund, call 1-800-345-6611.
-----------------------------------------------------------------------------------
Through the            You  may purchase Fund shares through the internet. You will
internet               be required to accept the  terms of an online agreement  and to  use a password in order  to make internet purchases. The transfer agent  has  procedures  in  place  to  authenticate electronic  instructions  given via  the internet.  For more information on  internet transactions,  or  to sign  up  for internet transactions, please call 1-800-345-6611.


ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Class Z shares of the Fund generally are available only to certain "grandfathered" shareholders and to investors holding accounts with intermediaries that assess account level fees for the services they provide. Please read the following section

----
 8

YOUR ACCOUNT


for a more detailed description of the eligibility requirements. The Eligible Investors described below are subject to different minimum initial investment requirements.



Eligibility for certain waivers, exemptions or share classes by new or existing investors may not be readily available or accessible through all intermediaries or all types of accounts offered by a broker/dealer, bank, third-party administrator or other financial institution (each commonly referred to as an "intermediary") . Accessibility of these waivers through a particular intermediary may also change at any time. If you believe you are eligible to purchase shares under a specific exemption, but are not permitted by your intermediary to do so, please contact your intermediary. You may be asked to provide information, including account statements and other records, regarding your eligibility.


Eligible Investors and their applicable investment minimums are as follows:

NO MINIMUM INITIAL INVESTMENT


- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover;



- Any omnibus group retirement plan for which an intermediary or other entity provides services and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the transfer agent; or



- Health Savings Accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.



$1,000 MINIMUM INITIAL INVESTMENT



- Any individual retirement account of an Eligible Investor who would otherwise be subject to a $2,500 minimum initial investment or group retirement plan that is not held in an omnibus manner for which an intermediary or other entity provides services and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the transfer agent.



$2,500 MINIMUM INITIAL INVESTMENT



- Any client of Bank of America Corporation or a subsidiary purchasing shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;



- Any investor purchasing through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code;


- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Management Distributors, Inc. (i) who holds Class Z shares; (ii) who held Primary A shares prior to August 22, 2005; (iii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iv) who purchased certain no-load shares of a fund merged with a fund distributed by Columbia Management Distributors, Inc.;

                                                                            ----

YOUR ACCOUNT

- Any trustee or director (or family member of a trustee or director) of any fund distributed by Columbia Management Distributors, Inc.;

- Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary;


- Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent (each investor purchasing through an intermediary must independently satisfy the $2,500 minimum investment requirement);



- Any institutional investor which is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933; and



- Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations purchasing shares for their own accounts, including Bank of America Corporation, its affiliates, or subsidiaries.



The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $50 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

             -------------------------------------------------------------------

              CHOOSING A SHARE CLASS

              The Fund offers one class of shares in this prospectus --
              CLASS Z.


              The Fund also offers seven additional classes of shares -- CLASS A, B, C, D, R, T and G shares are available through separate prospectuses. Each share class has its own sales charge and expense structure.



              Broker-dealers, investment advisers or financial planners selling mutual fund shares may offer their clients more than one class of shares in a fund with different pricing options. This allows you and your financial advisor to choose among different types of sales charges and different levels of ongoing operating expenses, depending on the investment programs your financial advisor offers. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in any available share class before selecting a share class.


              Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal
              situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general,
              anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.
             -------------------------------------------------------------------
----
 10

YOUR ACCOUNT

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for Class Z or Class A shares (only if Class Z is not offered) of another fund distributed by Columbia Management Distributors, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling. Certain restrictions may apply to participants in Health Savings Accounts, including the limitation that participants may exchange their shares only for shares of other funds currently enrolled in the program.



You also may exchange your shares through the internet. You will be required to accept the terms of an online agreement and to use a password in order to make internet exchanges. The transfer agent has procedures in place to authenticate electronic instructions given via the internet. For more information on internet transactions, or to sign up for internet transactions, please call 1-800-345-6611.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 10 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


                                                                            ----

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares of the Fund by exchanging from the Fund into Class Z shares or Class A
                       shares (only if Class Z is not offered) of another fund
                       distributed by Columbia Management Distributors Inc. at no additional cost. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts and Health Savings Accounts. For
                       details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a
                       member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature
                       Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries,
                       surviving joint owners and individual retirement account
                       owners. For details, call 1-800-345-6611.
                       Mail your letter of instruction to Columbia Management
                       Services, Inc., P.O. Box 8081, Boston, MA 02266-8081
-----------------------------------------------------------------------------------
By wire                You  may sell Fund  shares and request  that the proceeds be wired to your bank.  You must set up  this feature prior  to your request. Be sure to complete the appropriate section of the  account  application for  this feature.  Generally, the value of your redemption must be  at least equal to $500  in order to have the sale proceeds wired to your bank. There is a  $7.50 charge for wiring sale  proceeds to your bank. (The transfer agent may  waive this fee  for omnibus and  nominee accounts.)  Your bank  may charge  additional fees  for such wire transfer.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum
                       account balance requirement has been waived for wrap
                       accounts. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares of the Fund and request that the
funds transfer         proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
Through the            You may sell Fund shares through the internet. You will be
internet               required to accept the terms of an online agreement and to use a password in order to make internet redemptions. The
                       transfer agent has procedures in place to authenticate
                       electronic instructions given via the internet. For more
                       information on internet transactions, or to sign up for
                       internet transactions, please call 1-800-345-6611.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.


The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts,

----
 12

YOUR ACCOUNT


the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.


The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain funds impose a redemption fee on the proceeds of fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.


The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Consequently, there is the risk that the Fund may not be able to do anything in response to market timing that occurs in the Fund which may result in certain shareholders being able to market time the Fund while the shareholders in the Fund bear the burden of such activities.



Certain financial intermediaries (including certain retirement plan service providers whose clients include, among others, various retirement plans sponsored by Bank of America and its affiliates for the benefit of its employees (the "Bank of America retirement plan service providers")) have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above. In particular, the Bank of America retirement plan service provider permits the reinstatement of future purchase orders for shares of the Fund following various suspension periods.


The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

                                                                            ----

YOUR ACCOUNT


FINANCIAL INTERMEDIARY PAYMENTS

--------------------------------------------------------------------------------

The Fund's distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Fund's distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.02% and 0.10% (between 0.03% and 0.12% in the case of the money market funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund (other than money market funds) attributable to the financial intermediary. The Fund's distributor or its affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund.



Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.40% of the total Fund assets for Class Z shares in the program on an annual basis. As of September 1, 2005, the Fund's Board of Trustees has authorized the Fund to pay up to 0.11% of total fund assets on an annual basis. The amounts in excess of that paid by a Fund will be borne by the Fund's distributor or its affiliates.



The Fund's distributor or its affiliates may make other payments or allow promotional incentives to financial intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.



Amounts paid by the Fund's distributor or its affiliates are paid out of the distributor's or its affiliates' own revenue and do not increase the amount paid by you or your Fund. You can find further details about the payments made by the Fund's distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Fund's distributor or its affiliates has agreed to make marketing support payments in the Fund's Statement of Additional Information, which can be obtained at www.columbiafunds.com or by calling 1-800-345-6611. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Fund's distributor and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial


----
 14

YOUR ACCOUNT


incentive for recommending a particular Fund or share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.



OTHER INFORMATION ABOUT YOUR ACCOUNT

--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.


AUTOMATIC SALE OF YOUR SHARES The Fund will automatically sell your shares if the value of your account (treating each Fund account you own separately from any other Fund account you may own) falls below $250. Contingent deferred sales charges will not be applied to shares automatically sold by the Fund. If your shares are sold, the transfer agent will remit the balance of your account to you. The transfer agent will send you written notification at least 30 days in advance of any such automatic sale, which will provide details on how you can add money to your account in order to avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia fund in which you hold shares, or establishing an automatic investment plan. Please contact the transfer agent, review the website at www.columbiafunds.com, call 1-800-345-6611 or contact your investment professional for more information. The automatic sale of shares of accounts valued at less than $250 will take place in the second quarter of each calendar year.


                                                                            ----

YOUR ACCOUNT


The Fund may also sell your shares if a financial institution or intermediary instructs the Fund to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the Investment Company Act of 1940 ("ICA").



MINIMUM ACCOUNT BALANCE FEE Beginning in the second quarter of 2007, if the value of your account (treating each Fund account you own separately from any other Fund account you may own) falls below the minimum initial investment applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Contingent deferred sales charges will not be applied to shares automatically sold by the Fund. The Fund reserves the right to lower the account size trigger point for the minimum balance fee in any year for any class of shares when the Fund believes it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons. The transfer agent will reduce the expenses paid by your Fund for transfer agency services by the amount it collects from assessment of this fee. If your Fund has no transfer agency expenses against which to offset the amount collected through assessment of this fee, the transfer agent will pay such amount directly to your Fund. The transfer agent will send you written notification of the imposition of any such fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia fund in which you hold shares, or establishing an automatic investment plan. Please contact the transfer agent, review the website at www.columbiafunds.com, call 1-800-345-6611 or contact your investment professional for more information.



EXCEPTIONS TO THE AUTOMATIC SALE OF YOUR SHARES AND THE MINIMUM ACCOUNT BALANCE FEE The automatic sale of shares of accounts valued at less than $250 and the minimum account balance fee described above do not apply to shareholders holding their shares through broker-dealer networked accounts, wrap fee and omnibus accounts, accounts with active automatic investment plans or payroll deduction plans, accounts that were created by the automatic conversion of Class B shares to Class A shares, accounts that were created by the automatic conversion of Class G shares to Class T shares, certain qualified retirement plans or Health Savings Accounts. The automatic sale of shares of accounts valued at less than $250 does not apply to individual retirement plans.


SHARE CERTIFICATES Share certificates are not available for Class Z shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS


              The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

             -------------------------------------------------------------------

----
 16

YOUR ACCOUNT

DISTRIBUTION OPTIONS The Fund distributes any dividends and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
  transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.



TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account or a Health Savings Account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.



The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.



In general, any distributions of dividends, interest and short-term capital gains (determined by how long the Fund held the investments that generated them) are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax in taxable years beginning before January 1, 2011. Properly designated distributions of long-term capital gains (determined by how long the Fund held the investments that generated them) are generally taxable as such, regardless of how long you have held your Fund shares. Long-term capital gain rates have been temporarily reduced - in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets - for taxable years beginning before January 1, 2011. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

                                                                            ----

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, LLC ("Columbia Advisors"), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Advisors is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Advisors runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Advisors is a direct wholly owned subsidiary of Columbia Management Group, LLC ("CMG"), which in turn is a direct, wholly owned subsidiary of Bank of America, which in turn is a wholly owned banking subsidiary of Bank of America Corporation, a financial services holding company organized as a Delaware corporation. Columbia Advisors, a registered investment advisor, has been an investment advisor since 1995.


On September 30, 2005, Columbia Management Advisors, Inc. ("Columbia Management") merged into Columbia Advisors (which prior to September 30, 2005 had been known as Banc of America Capital Management, LLC). Before September 30, 2005, Columbia Management was the investment advisor to the Fund. As a result of the merger, Columbia Advisors is now the investment advisor to the Fund.


For the 2006 fiscal year, aggregate advisory fees paid to Columbia Advisors and/or Columbia Management by the Fund, not including pricing and bookkeeping and other fees paid to Columbia Advisors and/or Columbia Management by the Fund, amounted to 0.79% of average daily net assets of the Fund. A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is included in the Fund's semi-annual report to shareholders for the six months ended February 28, 2006.



PORTFOLIO MANAGERS

--------------------------------------------------------------------------------

WAYNE M. COLLETTE, a vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Collette has been associated with Columbia Advisors or its predecessors since 2001. Prior to 2001, Mr. Collette was an associate portfolio manager with Neuberger Berman from 1999 to 2001.



GEORGE J. MYERS, a portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 2006. Mr. Myers has been associated with Columbia Advisors or its predecessors since 2004. Prior to 2004, Mr. Myers was a portfolio manager and analyst with Dresdner RCM Global Investors from 2000 to 2004.



The Statement of Additional Information provides additional information about the managers' compensation, other accounts managed and ownership of securities in the Fund.


----
 18

MANAGING THE FUND

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements." The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.



Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.



Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has released the proposed plan of distribution for public notice and comment but has not yet approved a final plan of distribution.



As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.



A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.



In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.



On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a


                                                                            ----

MANAGING THE FUND


derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.



On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.



On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.



On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.



In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005 naming the Columbia Funds as nominal defendants. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal to the United States Court of Appeals for the First Circuit on December 30, 2005; this appeal is currently pending. The parties have advised the appellate court that they are engaged in settlement discussions and the court has, accordingly, deferred the briefing schedule for the appeal. The settlement has not yet been finalized. Any settlement ultimately agreed by the parties will be subject to court approval.



This matter is ongoing. Accordingly, no estimate can be made of the financial impact, if any, of this litigation on any fund.


----
 20

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the Fund's last six fiscal periods, which run from September 1 to August 31, unless otherwise indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report containing those financial statements by calling 1-800-426-3750.

THE FUND

                                                                                                      PERIOD ENDED
                                                       YEAR ENDED AUGUST 31,                           AUGUST 31,
                                           2006                 2005                 2004               2003(A)
                                         Class Z              Class Z              Class Z              Class Z
                                       ------------         ------------         ------------         ------------
NET ASSET VALUE, BEGINNING OF PERIOD
($)                                        22.41                17.14                18.17                14.79
INCOME FROM INVESTMENT OPERATIONS
($):
  Net investment loss                      (0.05)(c)            (0.10)(c)            (0.14)(c)            (0.08)(c)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                  2.30                 5.37                (0.89)                3.46
Total from investment operations            2.25                 5.27                (1.03)                3.38
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS ($):
  From net realized gains                  (0.31)                  --                   --                   --
NET ASSET VALUE, END OF PERIOD ($)         24.35                22.41                17.14                18.17
Total return (%)(d)                      10.06(e)               30.75(e)             (5.67)(e)            22.85(e)(f)
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Operating expenses (%)(g)                   0.96                 0.98                 1.07                 1.09(h)
Interest expense (%)                          --                   --(i)                --                   --
Expenses (%)(g)                             0.96                 0.98                 1.07                 1.09(h)
Net investment loss (%)(g)                 (0.20)               (0.52)               (0.75)               (0.80)(h)
Waiver/Reimbursement (%)                    0.01                 0.05                 0.05                 0.05(h)
Portfolio turnover rate (%)                   67                  104                  139                   78(f)
Net assets, end of period (in
thousands) ($)                           807,089              799,505              825,988              998,943

                                                 YEAR ENDED
                                                DECEMBER 31,
                                        2002(B)                2001
                                        Class Z              Class Z
                                      ------------         ------------
NET ASSET VALUE, BEGINNING OF PERIOD
($)                                       19.60                25.99
INCOME FROM INVESTMENT OPERATIONS
($):
  Net investment loss                     (0.13)(c)            (0.11)
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                (4.68)               (5.35)
Total from investment operations          (4.81)               (5.46)
LESS DISTRIBUTIONS DECLARED TO
SHAREHOLDERS ($):
  From net realized gains                    --                (0.93)
NET ASSET VALUE, END OF PERIOD ($)        14.79                19.60
Total return (%)(d)                      (24.54)(e)           (20.98)
RATIOS TO AVERAGE NET ASSETS/
SUPPLEMENTAL DATA:
Operating expenses (%)(g)                  1.12                 1.08
Interest expense (%)                         --                   --
Expenses (%)(g)                            1.12                 1.08
Net investment loss (%)(g)                (0.85)               (0.49)
Waiver/Reimbursement (%)                   0.05                   --
Portfolio turnover rate (%)                  88                  186
Net assets, end of period (in
thousands) ($)                          807,342              786,071


 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) On November 1, 2002, the existing Fund shares were redesignated Class Z shares.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Total return at net asset value assuming all distributions reinvested.


 (e) Had the investment advisor and/or transfer agent not waived a portion of expenses, total return would have been reduced.


 (f) Not annualized.


 (g) The benefits derived from custody credits had an impact of less than 0.01%.


 (h) Annualized.

 (i) Rounds to less than 0.01%

                                                                            ----

APPENDIX A

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION


The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The chart shows the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart, and is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower.



CLASS Z SHARES



  MAXIMUM SALES CHARGE   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
  --------------------   --------------------------------------   ----------------------
         0.00%                         $10,000.00                           5%



      CUMULATIVE RETURN                     CUMULATIVE RETURN     HYPOTHETICAL YEAR-
        BEFORE FEES &        ANNUAL           AFTER FEES &        END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES        EXPENSE RATIO         EXPENSES           FEES & EXPENSES      EXPENSES(1)
----  -----------------   -------------     -----------------     ------------------   -------------
1           5.00%             1.01%               3.99%               $10,399.00         $  103.01
2          10.25%             1.01%               8.14%               $10,813.92         $  107.13
3          15.76%             1.01%              12.45%               $11,245.40         $  111.40
4          21.55%             1.01%              16.94%               $11,694.09         $  115.84
5          27.63%             1.01%              21.61%               $12,160.68         $  120.47
6          34.01%             1.01%              26.46%               $12,645.89         $  125.27
7          40.71%             1.01%              31.50%               $13,150.46         $  130.27
8          47.75%             1.01%              36.75%               $13,675.17         $  135.47
9          55.13%             1.01%              42.21%               $14,220.81         $  140.87
10         62.89%             1.01%              47.88%               $14,788.22         $  146.50
TOTAL GAIN AFTER FEES
  AND EXPENSES                                                        $ 4,788.22
TOTAL ANNUAL FEES AND
  EXPENSES                                                                               $1,236.23



 (1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.


----
 22

NOTES

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                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information includes a description of the Fund's policies with respect to the disclosure of its portfolio holdings.



You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's transfer agent or visiting the Fund's website at:



Columbia Management Services, Inc.


P.O. Box 8081


Boston, MA 02266-8081


1-800-345-6611

www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund, including the Statement of Additional Information, by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:


Columbia Funds Series Trust I: 811-4367



Columbia Mid Cap Growth Fund (formerly named Columbia Mid Cap Growth Fund, Inc.)


--------------------------------------------------------------------------------

(ColumbiaFunds Logo)

A Member of Columbia Management Group


(C)2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.426.3750  www.columbiafunds.com                           INT-36/115504-1206

COLUMBIA BALANCED FUND                     Prospectus, January 1, 2007


CLASS A, B, C AND D* SHARES

Advised by Columbia Management Advisors, LLC


--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   4
Your Expenses........................................   7

YOUR ACCOUNT                                            9
---------------------------------------------------------
How to Buy Shares....................................   9
Investment Minimums..................................  10
Sales Charges........................................  11
How to Exchange Shares...............................  15
How to Sell Shares...................................  16
Fund Policy on Trading of Fund Shares................  17
Distribution and Service Fees........................  19
Other Information About Your Account.................  20

MANAGING THE FUND                                      24
---------------------------------------------------------
Investment Advisor...................................  24
Portfolio Managers...................................  24
Legal Proceedings....................................  25

OTHER INVESTMENT
STRATEGIES AND RISKS                                   27
---------------------------------------------------------
Bond Selection.......................................  27

FINANCIAL HIGHLIGHTS                                   29
---------------------------------------------------------

APPENDIX A                                             33
---------------------------------------------------------


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

*Effective October 13, 2003, this Fund's Class D Shares were closed to new investors.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks high total return by investing in common stocks and debt securities.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Normally, 35% to 65% of total net assets will be allocated to stocks and 35% to 65% will be allocated to debt securities. The Fund's stocks will primarily be those of large-cap, well-established companies. Many of the Fund's stocks have a history of paying level or rising dividends and are expected to continue paying dividends.

The Fund's debt securities generally will have intermediate- to long-term maturities. They will be primarily investment-grade, or unrated securities determined by the Fund's investment advisor to be of comparable quality, including obligations of the U.S. Government, its agencies and instrumentalities, corporate debt securities, asset-backed securities, collateralized bonds, and loan and mortgage obligations. Investment grade securities are those rated at least BBB by Standard & Poor's (S&P) or at least Baa by Moody's Investors Services, Inc. (Moody's). The Fund may also invest up to 10% of its total assets in non-investment grade securities.

The Fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use derivatives for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses derivatives in an effort to achieve more efficiently economic exposures similar to those it could have achieved through the purchase and sale of fixed income securities. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to investments of that kind.


As part of its investment strategy, the Fund may buy and sell securities frequently. Such trading usually increases portfolio turnover rates, which usually increases the chance that the Fund will pay investors short-term capital gains(which are taxable at higher rates than long-term capital gains). Such trading may also result in higher brokerage commissions and other transaction costs and additional tax liability, which could reduce the Fund's returns.


Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

----
 2

THE FUND

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Credit risk is the possibility that changes in the obligated entity's financial condition, changes in general economic conditions, or changes in economic conditions that affect the obligated entity, may impact the obligated entity's actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and, in some cases, a decrease in income. Bonds that are backed by an issuer's taxing authority, including general obligation bonds, may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. These bonds may depend for payment on legislative appropriation and/or aid from other governments. Other municipal bonds, known as revenue obligations, are payable from revenues earned by a particular project or other revenue source. Some revenue obligations are backed by private companies, some are asset-backed securities, such as bonds backed by mortgage payments, and some are for municipally owned utilities, such as water or sewer systems. Revenue obligations are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project, assets, or private company backing the project, rather than to the taxing power of the state or local government issuer of the bonds.

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in asset-backed and mortgage-backed securities. With respect to investments in mortgage-backed securities, prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, asset-backed and mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

Mortgage dollar rolls are transactions in which the Fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. These transactions simulate an investment in mortgage-backed securities and have the potential to enhance the Fund's returns and reduce its administrative burdens, compared with holding mortgage-backed securities directly. Mortgage dollar rolls involve the risks that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the other party may default on its obligations. These transactions may increase the Fund's portfolio turnover rate.

Reinvestment risk is the risk that income from the Fund's debt securities will decline if and when the Fund invests the proceeds from matured, traded or called securities at market interest rates that are below the current earnings rate of the Fund's portfolio.


Derivatives involve special risks and may result in losses. The Fund may enter into a number of derivative strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes


                                                                            ----

THE FUND


(i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund or that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.



Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.



Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.


Certain of the U.S. Government securities in which the Fund invests, such as mortgage-backed securities that are issued by government sponsored enterprises and securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank, are neither insured nor guaranteed by the United States Government. Such securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality, and, as a result, may be subject to greater issuer risk than securities issued or guaranteed by the U.S. Treasury.

Inflation risk is a risk to investors who invest in fixed income instruments, such as bond or money market funds, because there is a chance that the returns on these instruments may not keep pace with inflation. Inflation represents the rising cost of goods and services over time.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class A shares, excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B, C and D shares, including sales charges, compare with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns

----
 4

THE FUND


include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were reflected, these returns would be lower.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. The table shows the returns of each share class and includes the effects of both Fund expenses and current sales charges.


              The Fund's returns are compared to the Standard & Poor's 500 Index ("S&P Index"), an unmanaged index that tracks the performance of 500 widely held, large capitalization U.S. stocks. The Fund's returns are also compared to the Lehman Brothers U.S. Aggregate Bond Index ("Lehman Index"). The Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

             -------------------------------------------------------------------

CALENDAR YEAR TOTAL RETURNS (CLASS A)(1)






                                  (BAR CHART)

                       11.78%     18.74%     20.07%     12.70%      0.82%                           18.08%      6.37%      5.54%
                                                                              -7.40%     -12.99%
                        1996       1997       1998       1999       2000       2001       2002       2003       2004       2005





            The Fund's year-to-date total return through  For the periods shown in bar chart:
            September 30, 2006 (Class A) was +4.89%.      Best quarter: 4th quarter 1998, +12.86%
                                                          Worst quarter: 3rd quarter 2002, -9.21%


 (1) Class A is a newer class of shares. Its performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and the newer class of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been lower. Class A shares were initially offered on November 1, 2002, and Class Z shares were initially offered on October 1, 1991.

                                                                            ----

THE FUND

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2005



                                                                1 YEAR         5 YEARS         10 YEARS
Class A (%)
  Return Before Taxes                                           -0.53            0.14(1)         6.19(1)
  Return After Taxes on Distributions                           -1.05           -0.52(1)         4.35(1)
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                        -0.24           -0.26(1)         4.31(1)
-------------------------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes                                           -0.29            0.47(1)         6.56(1)
  Return After Taxes on Distributions                           -0.61           -0.09(1)         4.78(1)
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                        -0.12            0.07(1)         4.68(1)
-------------------------------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes                                            3.71            0.85(1)         6.57(1)
  Return After Taxes on Distributions                            3.39            0.29(1)         4.78(1)
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                         2.48            0.39(1)         4.68(1)
-------------------------------------------------------------------------------------------------------
Class D (%)
  Return Before Taxes                                            3.76            0.67(1)         6.47(1)
  Return After Taxes on Distributions                            3.43            0.11(1)         4.69(1)
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                         2.51            0.24(1)         4.60(1)
-------------------------------------------------------------------------------------------------------
S&P Index (%)                                                    4.91            0.54            9.07
-------------------------------------------------------------------------------------------------------
Lehman Index (%)                                                 2.43            5.87            6.16



 (1) Class A, Class B and Class D are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to their inception. The returns for Class C include the returns of Class B prior to October 13, 2003, the date on which Class C was initially offered by the fund. The returns shown for Class C also include the performance of Class Z prior to the inception of Class B (November 1, 2002). These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class C shares were initially offered on October 13, 2003, Class A, B and D shares were initially offered on November 1, 2002, and Class Z shares were initially offered on October 1, 1991.


----
 6

THE FUND

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------
UNDERSTANDING EXPENSES

              SALES CHARGES are paid directly by shareholders to Columbia Management Distributors, Inc., the Fund's distributor.


              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1 fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time to time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. Higher transaction costs reduce the Fund's returns.



              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table, but does reflect the waiver of the initial sales charge for Class D shares. It uses the following hypothetical conditions:


              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions

              - Class B shares convert to Class A shares after eight years
             -------------------------------------------------------------------


SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)



                                                               CLASS A         CLASS B         CLASS C         CLASS D
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                         5.75            0.00            0.00            1.00(1)
----------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                               1.00(2)         5.00            1.00            1.00
----------------------------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)             (3)             (3)             (3)             (3)





 (1) The Fund's advisor has agreed to waive indefinitely the front-end sales charge for purchases of Class D shares by existing Class D shareholders.



 (2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 12 months of purchase.



 (3) There is a $7.50 charge for wiring sale proceeds to your bank.


                                                                            ----

THE FUND

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


                                                               CLASS A         CLASS B         CLASS C         CLASS D
Management fee (%)                                              0.50            0.50            0.50            0.50
----------------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                       0.25(1)         1.00            1.00            1.00
----------------------------------------------------------------------------------------------------------------------
Other expenses(%)                                               0.23            0.23            0.23            0.23
----------------------------------------------------------------------------------------------------------------------
Total annual fund operating expenses (%)                        0.98            1.73            1.73            1.73



 (1) The Fund may pay distribution and service (12b-1) fees up to a maximum of 0.35% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.25% for shareholder liaison services and up to 0.10% for distribution services), but will limit such fees to an aggregate fee of not more than 0.25% during the current fiscal year.


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


CLASS                                                            1 YEAR         3 YEARS         5 YEARS         10 YEARS
Class A:                                                          $669           $869           $1,086           $1,707
------------------------------------------------------------------------------------------------------------------------
Class B:  did not sell your shares                                $176           $545           $  939           $1,842
          sold all your shares at
          the end of the period                                   $676           $845           $1,139           $1,842
------------------------------------------------------------------------------------------------------------------------
Class C   did not sell your shares                                $176           $545           $  939           $2,041
          sold all your shares at
          the end of the period                                   $276           $545           $  939           $2,041
------------------------------------------------------------------------------------------------------------------------
Class D:  did not sell your shares                                $176           $545           $  939           $2,041
          sold all your shares at
          the end of the period                                   $276           $545           $  939           $2,041


See Appendix A for additional hypothetical investment and expense information.

----
 8

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

Notice to Fund Shareholders: Class D shares are closed to new investors and new accounts. The Fund now offers Class C shares, which are subject to the same service and distribution fees and sales charges as Class D shares except Class C shares are not subject to a front-end sales charge. The Fund's advisor has agreed to waive indefinitely the front-end sales charge for purchases of Class D shares by existing Class D investors. For more information on expenses and sales charges for Class C shares and Class D shares, see "Your Expenses" and "Sales Charges."

                                                                            ----

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for
                       executing the purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts, send a completed application and check
(new account)          made payable to the Fund to Columbia Management Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts, fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                       Management Services, Inc., P.O. Box 8081, Boston, MA
                       02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Management Distributors, Inc.
                       for shares of the same class (and, in some cases, certain
                       other classes) of the Fund at no additional cost. An
                       exchange to another fund may incur a sales charge if the
                       original purchase was not assessed a sales charge. To
                       exchange by telephone, call 1-800-422-3737.
-----------------------------------------------------------------------------------
By wire                You may purchase shares of the Fund by wiring money from
                       your bank account to your Fund account. To wire funds to
                       your Fund account, call 1-800-422-3737 for wiring
                       instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application.
-----------------------------------------------------------------------------------
Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       shares of the same class of the Fund at no additional cost.
                       Exchanges will continue so long as your fund balance is
                       sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the
                       $100 minimum) by calling 1-800-345-6611. There may be an
                       additional sales charge if exchanging from a money market
                       fund. Be sure to complete the appropriate section of the
                       account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares (and, in some
                       cases, certain other classes) of the Fund at no additional sales charge. There may be an additional sales charge if
                       exchanging from a money market fund. To invest your
                       dividends in the Fund, call 1-800-345-6611.
-----------------------------------------------------------------------------------
Through the            You may purchase Fund shares through the internet. You will
internet               be required to accept the terms of an online agreement and to use a password in order to make internet purchases. The transfer agent has procedures in place to authenticate
                       electronic instructions given via the internet. For more
                       information on internet transactions, or to sign up for
                       internet transactions, please call 1-800-345-6611.


INVESTMENT MINIMUMS
--------------------------------------------------------------------------------

The minimum initial investment for Class A, Class B and Class C shares generally is $2,500. For individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement accounts, the minimum initial investment is $1,000. For non-omnibus group retirement plans, the initial investment minimums are determined based on the plan's investment rather than the investment of its individual participants. For investors establishing an automatic investment plan, the minimum initial investment is $50. There is no minimum initial investment for omnibus accounts, wrap accounts, or Health Savings Accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.



The minimum investment for additional purchases of Class A, Class B, Class C, and Class D shares is $50 for all investors.


----
 10

YOUR ACCOUNT


The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


Please see the Statement of Additional Information for more details on investment minimums.

SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge ("CDSC") when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be reduced or waived, as described below and in the Statement of Additional Information. The Board of Trustees has waived sales charges for Health Savings Accounts.


             -------------------------------------------------------------------

              CHOOSING A SHARE CLASS

              The Fund offers four classes of shares in this prospectus -- CLASS A, B, C and D. Class D shares are closed to new investors and new accounts. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $50,000 or more but less than $1 million can be made only in Class A, Class C or Class D shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

              The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a
              separate prospectus provided to eligible institutional and other investors.
             -------------------------------------------------------------------

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested dividends or other distributions are not subject to a sales charge. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

                                                                            ----

YOUR ACCOUNT

CLASS A SALES CHARGES

                                                                                                      % OF OFFERING
                                                                AS A % OF                                 PRICE
                                                                THE PUBLIC           AS A %            RETAINED BY
                                                                 OFFERING           OF YOUR             FINANCIAL
AMOUNT PURCHASED                                                  PRICE            INVESTMENT            ADVISOR
Less than $50,000                                                  5.75               6.10                5.00
-------------------------------------------------------------------------------------------------------------------
$50,000 to less than $100,000                                      4.50               4.71                3.75
-------------------------------------------------------------------------------------------------------------------
$100,000 to less than $250,000                                     3.50               3.63                2.75
-------------------------------------------------------------------------------------------------------------------
$250,000 to less than $500,000                                     2.50               2.56                2.00
-------------------------------------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                                   2.00               2.04                1.75
-------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                                                 0.00               0.00                0.00


Class A shares bought without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12-month period begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee-based program.


For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                                                COMMISSION %
Less than $3 million                                                1.00
----------------------------------------------------------------------------
$3 million to less than $50 million                                 0.50
----------------------------------------------------------------------------
$50 million or more                                                 0.25


For group retirement plans, financial advisors are eligible to receive a 1.00% commission from the distributor on purchases, including those in amounts less than $1 million, that are coded as commission eligible trades.



Purchase amounts are aggregated among all Columbia Funds for purposes of the above table.


             -------------------------------------------------------------------

              UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

              Certain investments in Class A, B, C and D shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the
              time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the
              longest.
             -------------------------------------------------------------------

----
 12

YOUR ACCOUNT

REDUCED SALES CHARGES FOR LARGER INVESTMENTS

   A. What are the principal ways to obtain a breakpoint discount?

There are two principal ways you may pay a lower sales charge (often referred to as "breakpoint discounts") when purchasing Class A shares of the Fund and other funds in the Columbia family of funds.


RIGHTS OF ACCUMULATION The value of eligible accounts maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart on the previous page) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Fund will use the shares' current public offering price.


STATEMENT OF INTENT You also may pay a lower sales charge when purchasing Class A shares by signing a Statement of Intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the Statement of Intent within 13 months. As described in the chart on the previous page, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, the Fund will use the historic cost (i.e., dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

   B. What accounts are eligible for breakpoint discounts?

The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

   - Individual accounts

   - Joint accounts

   - Certain IRA accounts

   - Certain trusts

   - UTMA/UGMA accounts


For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father-in-law and mother-in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia fund shares. An account is not eligible to the extent it holds an institutional class of shares of a Columbia money market fund or Class R shares of any Columbia fund. The value of your investment in a non-institutional class of a Columbia money market fund held in an eligible account may be aggregated with your investments in other funds in the Columbia family of funds to obtain a breakpoint discount through a Right of Accumulation. Non-institutional class investments in Columbia money market funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission.


   C. How do I obtain a breakpoint discount?

The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your

                                                                            ----

YOUR ACCOUNT

immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisor's failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's transfer agent, Columbia Management Services, Inc., you will need to provide the foregoing information to a Columbia Management Services, Inc. representative at the time you purchase shares.

   D. How can I obtain more information about breakpoint discounts?


Certain investors, including affiliates of the Funds, broker/dealers and their affiliates, investors in wrap-fee programs, through fee-based advisers or certain retirement plans, certain shareholders of funds that were reorganized into the Fund as well as investors using the proceeds of redemptions of Fund shares or of certain Bank of America trust or similar accounts, may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. CDSCs may also be waived for redemptions under a systematic withdrawal program, in connection with the death or post-purchase disability of a shareholder, certain medical expenses, charitable gifts, involuntary and tax-related redemptions, or when the selling broker/dealer has agreed to waive or return its commission. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information which can be obtained at www.columbiafunds.com or by calling 1-800-345-6611.



CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Purchases up to $50,000 are allowed in Class B shares assuming the combined value of the customer's total assets in the Columbia funds does not reach $50,000. Purchases in Class B shares that bring the combined value of a customer's total assets to $50,000 or above will be rejected. A customer's total assets may include accounts for immediate family members. Group plan accounts are valued at the plan level. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission of 4.00% on sales of Class B shares.


CLASS B SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   5.00
-------------------------------------------------------------------------------
Through second year                                                  4.00
-------------------------------------------------------------------------------
Through third year                                                   3.00
-------------------------------------------------------------------------------
Through fourth year                                                  3.00
-------------------------------------------------------------------------------
Through fifth year                                                   2.00
-------------------------------------------------------------------------------
Through sixth year                                                   1.00
-------------------------------------------------------------------------------
Longer than six years                                                0.00


Automatic conversion to Class A shares occurs eight years after purchase.


CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after

----
 14

YOUR ACCOUNT


they are purchased. After holding the shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.


CLASS C SALES CHARGES

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
Through first year                                                   1.00
-------------------------------------------------------------------------------
Longer than one year                                                 0.00


CLASS D SHARES Class D shares are closed to new investors. Your purchases of Class D shares are made at the public offering price for these shares. This price includes a sales charge of 1.00% (which has been waived indefinitely), which is paid as a commission to your financial advisor on the sale of Class D shares as shown in the chart below.


CLASS D SALES CHARGES

                                            % OF OFFERING PRICE
  AS A % OF THE PUBLIC      AS A % OF      RETAINED BY FINANCIAL
     OFFERING PRICE      YOUR INVESTMENT          ADVISOR
          1.00                1.01                 1.00


Class D shares also carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC.


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class (and in some cases certain other classes) of another fund distributed by Columbia Management Distributors, Inc. at net asset value. In the case of Class D shares, you may exchange your Class D shares for Class D shares of another fund in which you own Class D shares. Otherwise, you may exchange your Class D shares only for Class C shares. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling. Certain restrictions may apply to participants in Health Savings Accounts, including the limitation that participants may exchange their shares only for shares of other funds currently enrolled in the program.



You also may exchange your shares through the internet. You will be required to accept the terms of an online agreement and to use a password in order to make internet exchanges. The transfer agent has procedures in place to authenticate electronic instructions given via the internet. For more information on internet transactions, or to sign up for internet transactions, please call 1-800-345-6611.


                                                                            ----

YOUR ACCOUNT

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees, (ii) if applicable you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 10 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


----
 16

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class (and, in some cases, certain other classes) of another fund
                       distributed by Columbia Management Distributors, Inc. at no additional cost. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts and Health Savings Accounts. For
                       details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction or, if
                       applicable, stock power form along with any share
                       certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures
                       must be guaranteed by either a bank, a member firm of a
                       national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program
                       for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                       1-800-345-6611.
                       Mail your letter of instruction to Columbia Management
                       Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By wire                You may sell Fund shares and request that the proceeds be
                       wired to your bank. You must set up this feature prior to
                       your request. Be sure to complete the appropriate section of the account application for this feature. Generally, the
                       value of your redemption must be at least equal to $500 in order to have the sale proceeds wired to your bank. There is a $7.50 charge for wiring sale proceeds to your bank. (The transfer agent may waive this fee for omnibus and nominee
                       accounts.) Your bank may charge additional fees for such
                       wire transfer.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum
                       account balance requirement has been waived for wrap
                       accounts. This feature is not available if you hold your
                       shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the
                       appropriate section of the account application for this
                       feature.
-----------------------------------------------------------------------------------
By electronic funds    You may sell shares of the Fund and request that the
transfer               proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
Through the            You may sell Fund shares through the internet. You will be
internet               required to accept the terms of an online agreement and to use a password in order to make internet redemptions. The
                       transfer agent has procedures in place to authenticate
                       electronic instructions given via the internet. For more
                       information on internet transactions, or to sign up for
                       internet transactions, please call 1-800-345-6611.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.



The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts, the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or


                                                                            ----

YOUR ACCOUNT

account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.

The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain funds impose a redemption fee on the proceeds of fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.


The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Consequently, there is the risk that the Fund may not be able to do anything in response to market timing that occurs in the Fund which may result in certain shareholders being able to market time the Fund while the shareholders in the Fund bear the burden of such activities.



Certain financial intermediaries (including certain retirement plan service providers whose clients include, among others, various retirement plans sponsored by Bank of America and its affiliates for the benefit of its employees (the "Bank of America retirement plan service providers")) have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above. In particular, the Bank of America retirement plan service provider permits the reinstatement of future purchase orders for shares of the Fund following various suspension periods.


The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

----
 18

YOUR ACCOUNT

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

RULE 12B-1 PLAN The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B, C and D shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B, Class C and Class D shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for each of Class B, Class C and Class D shares. Distribution and service fees are paid out of the assets of these classes. The Fund's Board of Trustees limits total payments under the Rule 12b-1 plan for Class A shares to 0.25%. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after eight years, eliminating a portion of the distribution fee upon conversion.



FINANCIAL INTERMEDIARY PAYMENTS The Fund's distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Fund's distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.02% and 0.10% (between 0.03% and 0.12% in the case of the money market funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund (other than money market funds) attributable to the financial intermediary. The Fund's distributor or its affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund.



Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of the total Fund assets for Class A, B and C shares in the program on an annual basis. As of September 1, 2005, the Fund's Board of Trustees has authorized the Fund to pay up to 0.11% of total fund assets on an annual basis. The amounts in excess of that paid by the Fund will be borne by the Fund's distributor or its affiliates.



The Fund's distributor or its affiliates may make other payments or allow promotional incentives to financial intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.


                                                                            ----

YOUR ACCOUNT


Amounts paid by the Fund's distributor or its affiliates are paid out of the distributor's or its affiliates' own revenue and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Fund's distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Fund's distributor or its affiliates has agreed to make marketing support payments in the Fund's Statement of Additional Information, which can be obtained at www.columbiafunds.com or by calling 1-800-345-6611. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Fund's distributor and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular fund or share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.


The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.


AUTOMATIC SALE OF YOUR SHARES The Fund will automatically sell your shares if the value of your account (treating each Fund account you own separately from any other Fund account you may own) falls below $250. Contingent deferred sales charges will not be applied to shares automatically sold by the Fund. If your shares


----
 20

YOUR ACCOUNT


are sold, the transfer agent will remit the balance of your account to you. The transfer agent will send you written notification at least 30 days in advance of any such automatic sale, which will provide details on how you can add money to your account in order to avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia fund in which you hold shares, or establishing an automatic investment plan. Please contact the transfer agent, review the website at www.columbiafunds.com, call 1-800-345-6611 or contact your investment professional for more information. The automatic sale of shares of accounts valued at less than $250 will take place in the second quarter of each calendar year.



The Fund may also sell your shares if a financial institution or intermediary instructs the Fund to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the Investment Company Act of 1940 ("ICA").



MINIMUM ACCOUNT BALANCE FEE Beginning in the second quarter of 2007, if the value of your account (treating each Fund account you own separately from any other Fund account you may own) falls below the minimum initial investment applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Contingent deferred sales charges will not be applied to shares automatically sold by the Fund. The Fund reserves the right to lower the account size trigger point for the minimum balance fee in any year for any class of shares when the Fund believes it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons. The transfer agent will reduce the expenses paid by your Fund for transfer agency services by the amount it collects from assessment of this fee. If your Fund has no transfer agency expenses against which to offset the amount collected through assessment of this fee, the transfer agent will pay such amount directly to your Fund. The transfer agent will send you written notification of the imposition of any such fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia fund in which you hold shares, or establishing an automatic investment plan. Please contact the transfer agent, review the website at www.columbiafunds.com, call 1-800-345-6611 or contact your investment professional for more information.



EXCEPTIONS TO THE AUTOMATIC SALE OF YOUR SHARES AND THE MINIMUM ACCOUNT BALANCE FEE The automatic sale of shares of accounts valued at less than $250 and the minimum account balance fee described above do not apply to shareholders holding their shares through broker-dealer networked accounts, wrap fee and omnibus accounts, accounts with active automatic investment plans or payroll deduction plans, accounts that were created by the automatic conversion of Class B shares to Class A shares, accounts that were created by the automatic conversion of Class G shares to Class T shares, certain qualified retirement plans or Health Savings Accounts. The automatic sale of shares of accounts valued at less than $250 does not apply to individual retirement plans.



SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund.


                                                                            ----

YOUR ACCOUNT

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

DISTRIBUTION OPTIONS The Fund distributes any dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
    transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.



TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account or a Health Savings Account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.



The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.



In general, any distributions of dividends, interest and short-term capital gains (determined by how long the Fund held the investments that generated them) are taxable as ordinary income, unless such dividends are


----
 22

YOUR ACCOUNT


"qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax in taxable years beginning before January 1, 2011. Properly designated distributions of long-term capital gains (determined by how long the Fund held the investments that generated them) are generally taxable as such, regardless of how long you have held your Fund shares. Long-term capital gain rates have been temporarily reduced -- in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets -- for taxable years beginning before January 1, 2011. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

                                                                            ----

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, LLC ("Columbia Advisors"), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Advisors is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Advisors runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Advisors is a direct wholly owned subsidiary of Columbia Management Group, LLC ("CMG"), which in turn is a direct, wholly owned subsidiary of Bank of America, which in turn is a wholly owned banking subsidiary of Bank of America Corporation, a financial services holding company organized as a Delaware corporation. Columbia Advisors, a registered investment advisor, has been an investment advisor since 1995.



On September 30, 2005, Columbia Management Advisors, Inc. ("Columbia Management") merged into Columbia Advisors (which prior to September 30, 2005 had been known as Banc of America Capital Management, LLC). Before September 30, 2005, Columbia Management was the investment advisor to the Fund. As a result of the merger, Columbia Advisors is now the investment advisor to the Fund.



For the 2006 fiscal year, aggregate advisory fees paid to Columbia Advisors and/or Columbia Management by the Fund, not including pricing and bookkeeping and other fees paid to Columbia Advisors and/or Columbia Management by the Fund, amounted to 0.50% of average daily net assets of the Fund. A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is included in the Fund's semi-annual report to shareholders for the six months ended February 28, 2006.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Mr. Guy W. Pope is responsible for selecting the securities comprising the equity portion of the Fund. Mr. Leonard A. Aplet, Mr. Kevin L. Cronk, Mr. Thomas
A. LaPointe and Mr. Ronald B. Stahl have the responsibility for determining the sector emphasis and securities within the fixed income allocation of the Fund. Following is information regarding each of the portfolio managers responsible for security selection within the Fund.



LEONARD A. APLET, a managing director of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since October, 1991. Mr. Aplet has been associated with Columbia Advisors or its predecessors since 1987.



KEVIN L. CRONK, a senior vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since November, 2006. Mr. Cronk has been associated with Columbia Advisors or its predecessors since August, 1999.



THOMAS A. LAPOINTE, a senior vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since November, 2006. Mr. LaPointe has been associated with Columbia Advisors or its predecessors since February, 1999.



GUY W. POPE, a senior vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since 1997. Mr. Pope has been associated with Columbia Advisors or its predecessors since 1993.



RONALD B. STAHL, a senior fixed income portfolio manager with Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since March, 2005. Mr. Stahl has been associated with Columbia Advisors or its predecessors since 1998.



The Statement of Additional Information provides additional information about the managers' compensation, other accounts managed and ownership of securities in the Fund.


----
 24

MANAGING THE FUND

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements." The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.



Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.



Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has released the proposed plan of distribution for public notice and comment but has not yet approved a final plan of distribution.



As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.



A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.



In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.



On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a


                                                                            ----

MANAGING THE FUND


derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.



On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.



On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.



On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.



In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005 naming the Columbia Funds as nominal defendants. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal to the United States Court of Appeals for the First Circuit on December 30, 2005; this appeal is currently pending. The parties have advised the appellate court that they are engaged in settlement discussions and the court has, accordingly, deferred the briefing schedule for the appeal. The settlement has not yet been finalized. Any settlement ultimately agreed by the parties will be subject to court approval.



This matter is ongoing. Accordingly, no estimate can be made of the financial impact, if any, of this litigation on any fund.


----
 26

OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and their associated risks are described under "The Fund -- Principal Investment Strategies" and "The
Fund -- Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices and their associated risks are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). The advisor may elect not to buy any of these securities or use any of these techniques. The Fund may not always achieve its investment goal. Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

BOND SELECTION
--------------------------------------------------------------------------------
The Fund may invest in a variety of debt securities, including bonds, debentures, notes, equipment trust certificates and short-term obligations (those having maturities of 12 months or less), such as prime commercial paper and bankers' acceptances, domestic certificates of deposit, obligations of, or guaranteed by, the U.S. Government and its agencies and instrumentalities, mortgage-backed certificates, mortgage-backed securities and other similar securities representing ownership in a pool of loans. The Fund may also invest in repurchase agreements with banks or securities dealers relating to these securities.

Mortgage-backed securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect, "passing through" monthly payments made by the individual borrowers on the mortgage loans that underlie the securities (net of fees paid to the issuer or guarantor of the securities).

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association (GNMA)) or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported with various credit enhancements such as pool insurance, guarantees issued by governmental entities, a letter of credit from a bank or senior/subordinated structures.

The Fund will usually invest some portion of its assets in collateralized mortgage obligations (CMOs) issued by U.S. agencies or instrumentalities or in privately issued CMOs that carry an investment-grade rating. CMOs are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a mortgage pass-through, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured in multiple classes, with each class bearing a different stated maturity or interest rate. The Fund will only invest in those CMOs whose characteristics and terms are consistent with the average maturity and market risk profile of the other fixed income securities held by the Fund.

                                                                            ----

OTHER INVESTMENT STRATEGIES AND RISKS

The Fund is permitted to invest in asset-backed securities, subject to the Fund's rating and quality requirements. Through the use of trusts and special purpose subsidiaries, various types of assets, including home equity and automobile loans and credit card and other types of receivables, as well as purchase contracts, financing leases and sales agreements entered into by municipalities, are being securitized in pass-through structures similar to the mortgage pass-through structures described above.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

----
 28

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's fiscal periods since inception, which run from September 1 to August 31, unless otherwise indicated. Certain information reflects financial results for a single Class A, B, C or D share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report containing those financial statements by calling 1-800-426-3750.

THE FUND


                                                                                            PERIOD ENDED       PERIOD ENDED
                                                         YEAR ENDED AUGUST 31,               AUGUST 31,        DECEMBER 31,
                                                   2006          2005          2004           2003(A)            2002(B)
                                                  Class A       Class A       Class A       Class A            Class A
                                                   -----         -----         -----           -----              -----
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                            21.75         19.86         19.18           17.52              17.58
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(c)                          0.38          0.02(d)       0.29            0.16               0.03
  Net realized and unrealized gain on
  investments and futures contracts                 0.78          2.28          0.67            1.64                 --(e)
---------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                    1.16          2.30          0.96            1.80               0.03
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
($):
  From net investment income                       (0.40)        (0.41)        (0.28)          (0.14)             (0.09)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                  22.51         21.75         19.86           19.18              17.52
---------------------------------------------------------------------------------------------------------------------------
Total return (%)(f)                                 5.40(g)      11.72          4.99           10.35(h)            0.19(h)
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
DATA:
Operating expenses (%)(i)                           0.98          1.02          1.02            1.42(j)            1.17(j)
Interest expense (%)                                  --(k)         --            --              --                 --
Expenses (%)(i)                                     0.98          1.02          1.02            1.42(j)            1.17(j)
Net investment income (%)(i)                        1.71          1.80          1.45            1.32(j)            2.03(j)
Waiver/reimbursement (%)                            0.01            --            --              --                 --
Portfolio turnover rate (%)                           59            63           158             110(h)              98
Net assets, end of period (in thousands) ($)       4,137         3,378         2,577             670                146


 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) Class A shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.06 per share.

 (e) Rounds to less than $0.01 per share.

 (f) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.


 (g) Had the transfer agent not waived a portion of expenses, total return would have been reduced.



 (h) Not annualized.



 (i) The benefits derived from custody credits had an impact of less than 0.01%.



 (j) Annualized.



 (k) Rounds to less than 0.01%.


                                                                            ----

FINANCIAL HIGHLIGHTS

THE FUND


                                                                                               PERIOD ENDED       PERIOD ENDED
                                                          YEAR ENDED AUGUST 31,                 AUGUST 31,        DECEMBER 31,
                                                    2006           2005           2004           2003(a)            2002(b)
                                                  Class B        Class B        Class B         Class B            Class B
                                                   -----          -----          -----             -----              -----
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                            21.72          19.83          19.16             17.52              17.58
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(c)                          0.21           0.01(d)        0.14              0.07               0.02
  Net realized and unrealized gain (loss) on
  investments and futures contracts                 0.78           2.14           0.66              1.65              (0.01)
------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                    0.99           2.15           0.80              1.72               0.01
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
($):
  From net investment income                       (0.24)         (0.26)         (0.13)            (0.08)             (0.07)
NET ASSET VALUE --
END OF PERIOD ($)                                  22.47          21.72          19.83             19.16              17.52
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(e)                                 4.57(f)       10.91           4.17              9.83(g)            0.06(g)
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
DATA:
Operating expenses (%)(h)                           1.73           1.77           1.77              2.17(i)            1.92(i)
Interest expense (%)                                  --(j)          --             --                --                 --
Expenses (%)(h)                                     1.73           1.77           1.77              2.17(i)            1.92(i)
Net investment income (%)(h)                        0.95           1.07           0.71              0.59(i)            1.28(i)
Waiver/Reimbursement (%)                            0.01             --             --                --                 --
Portfolio turnover rate (%)                           59             63            158               110(g)              98
Net assets, end of period (in thousands) ($)       7,213          8,149          7,286             3,349                608


 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) Class B shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.06 per share.

 (e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.


 (f) Had the transfer agent not waived a portion of expenses, total return would have been reduced.



 (g) Not annualized.



 (h) The benefits derived from custody credits had an impact of less than 0.01%.



 (i) Annualized.



 (j) Rounds to less than 0.01%.


----
 30

FINANCIAL HIGHLIGHTS

THE FUND


                                                                                                      PERIOD ENDED
                                                                    YEAR ENDED AUGUST 31,              AUGUST 31,
                                                                   2006               2005              2004(a)
                                                                Class C            Class C             Class C
                                                                  -----              -----                -----
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                                           21.72              19.83                19.59
------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(b)                                         0.21               0.01(c)              0.13
  Net realized and unrealized gain on investments and
  futures contracts                                                0.79               2.14                 0.23
------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                   1.00               2.15                 0.36
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
  From net investment income                                      (0.24)             (0.26)               (0.12)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                                 22.48              21.72                19.83
------------------------------------------------------------------------------------------------------------------
Total return (%)(d)                                                4.62(e)           10.91                 1.82(f)
------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Operating expenses (%)(g)                                          1.73               1.77                 1.80(h)
Interest expense (%)                                                 --(i)              --                   --
Expenses (%)(g)                                                    1.73               1.77                 1.80(h)
Net investment income (%)(g)                                       0.98               1.06                 0.72(h)
Waiver/Reimbursement (%)                                           0.01                 --                   --
Portfolio turnover rate (%)                                          59                 63                  158(f)
Net assets, end of period (in thousands) ($)                      1,491                952                  730


 (a) Class C shares were initially offered on October 13, 2003. Per share data and total return reflect activity from that date.

 (b) Per share data was calculated using average shares outstanding during the period.

 (c) Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.06 per share.

 (d) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.


 (e) Had the transfer agent not waived a portion of expenses, total return would have been reduced.



 (f) Not annualized.



 (g) The benefits derived from custody credits had an impact of less than 0.01%.



 (h) Annualized.



 (i) Rounds to less than 0.01%.


                                                                            ----

FINANCIAL HIGHLIGHTS

THE FUND


                                                                                               PERIOD ENDED       PERIOD ENDED
                                                          YEAR ENDED AUGUST 31,                 AUGUST 31,        DECEMBER 31,
                                                    2006           2005           2004           2003(a)            2002(b)
                                                  Class D        Class D        Class D         Class D            Class D
                                                   -----          -----          -----             -----              -----
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                            21.72          19.82          19.17             17.51              17.58
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(c)                          0.21           0.01(d)        0.15              0.11               0.02
  Net realized and unrealized gain (loss) on
  investments and futures contracts                 0.78           2.15           0.65              1.64              (0.02)
------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                    0.99           2.16           0.80              1.75                 --
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
($):
  From net investment income                       (0.24)         (0.26)         (0.15)            (0.09)             (0.07)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                                  22.47          21.72          19.82             19.17              17.51
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(e)                                 4.57(f)       10.97           4.14             10.01(g)            0.01(g)
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
DATA:
Operating expenses (%)(h)                           1.73           1.77           1.77              1.87(i)            1.92(i)
Interest expense (%)                                  --(j)          --             --                --                 --
Expenses (%)(h)                                     1.73           1.77           1.77              1.87(i)            1.92(i)
Net investment income (%)(h)                        0.95           1.07           0.74              0.89(i)            1.28(i)
Waiver/Reimbursement (%)                            0.01             --             --                --                 --
Portfolio turnover rate (%)                           59             63            158               110(g)              98
Net assets, end of period (in thousands) ($)         239            320            361               770                446


 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) Class D shares were initially offered on November 1, 2002. Per share data and total return reflect activity from that date.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.06 per share.

 (e) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.


 (f) Had the transfer agent not waived a portion of expenses, total return would have been reduced.



 (g) Not annualized.



 (h) The benefits derived from custody credits had an impact of less than 0.01%.



 (i) Annualized.



 (j) Rounds to less than 0.01%.


----
 32

APPENDIX A



HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION



The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class A, B, C and D shares of the Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratios used for the Fund, which are the same as those stated in the Annual Fund Operating Expenses tables, are presented in the charts, and are net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The tables shown below reflect the maximum initial sales charge but do not reflect any contingent deferred sales charges which may be payable on redemption. If contingent deferred sales charges were reflected, the "Hypothetical Year-End Balance After Fees and Expenses" amounts shown would be lower and the "Annual Fees and Expenses" amounts shown would be higher.



CLASS A SHARES



  MAXIMUM SALES CHARGE   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
  --------------------   --------------------------------------   ----------------------
         5.75%                         $10,000.00                           5%



      CUMULATIVE RETURN                                           HYPOTHETICAL YEAR-
        BEFORE FEES &        ANNUAL         CUMULATIVE RETURN     END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES        EXPENSE RATIO   AFTER FEES & EXPENSES    FEES & EXPENSES      EXPENSES(1)
----  -----------------   -------------   ---------------------   ------------------   -------------
1           5.00%             0.98%              -1.96%(2)            $ 9,803.89         $  669.22
2          10.25%             0.98%               1.98%               $10,198.00         $   98.01
3          15.76%             0.98%               6.08%               $10,607.96         $  101.95
4          21.55%             0.98%              10.34%               $11,034.40         $  106.05
5          27.63%             0.98%              14.78%               $11,477.98         $  110.31
6          34.01%             0.98%              19.39%               $11,939.40         $  114.75
7          40.71%             0.98%              24.19%               $12,419.36         $  119.36
8          47.75%             0.98%              29.19%               $12,918.62         $  124.16
9          55.13%             0.98%              34.38%               $13,437.95         $  129.15
10         62.89%             0.98%              39.78%               $13,978.16         $  134.34
TOTAL GAIN AFTER FEES
  AND EXPENSES                                                        $ 3,978.16
TOTAL ANNUAL FEES AND
  EXPENSES                                                                               $1,707.30



 (1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.



 (2) Reflects deduction of the maximum initial sales charge.


                                                                            ----

APPENDIX A



CLASS B SHARES



  MAXIMUM SALES CHARGE   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
  --------------------   --------------------------------------   ----------------------
         0.00%                         $10,000.00                           5%



      CUMULATIVE RETURN                                           HYPOTHETICAL YEAR-
        BEFORE FEES &        ANNUAL         CUMULATIVE RETURN     END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES        EXPENSE RATIO   AFTER FEES & EXPENSES    FEES & EXPENSES      EXPENSES(1)
----  -----------------   -------------   ---------------------   ------------------   -------------
1           5.00%             1.73%               3.27%               $10,327.00         $  175.83
2          10.25%             1.73%               6.65%               $10,664.69         $  181.58
3          15.76%             1.73%              10.13%               $11,013.43         $  187.52
4          21.55%             1.73%              13.74%               $11,373.57         $  193.65
5          27.63%             1.73%              17.45%               $11,745.48         $  199.98
6          34.01%             1.73%              21.30%               $12,129.56         $  206.52
7          40.71%             1.73%              25.26%               $12,526.20         $  213.27
8          47.75%             1.73%              29.36%               $12,935.80         $  220.25
9          55.13%             0.98%              34.56%               $13,455.82         $  129.32
10         62.89%             0.98%              39.97%               $13,996.75         $  134.52
TOTAL GAIN AFTER FEES
  AND EXPENSES                                                        $ 3,996.75
TOTAL ANNUAL FEES AND
  EXPENSES                                                                               $1,842.44



CLASS C SHARES



  MAXIMUM SALES CHARGE   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
  --------------------   --------------------------------------   ----------------------
         0.00%                         $10,000.00                           5%



      CUMULATIVE RETURN                                           HYPOTHETICAL YEAR-
        BEFORE FEES &        ANNUAL         CUMULATIVE RETURN     END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES        EXPENSE RATIO   AFTER FEES & EXPENSES    FEES & EXPENSES      EXPENSES(1)
----  -----------------   -------------   ---------------------   ------------------   -------------
1           5.00%             1.73%               3.27%               $10,327.00         $  175.83
2          10.25%             1.73%               6.65%               $10,664.69         $  181.58
3          15.76%             1.73%              10.13%               $11,013.43         $  187.52
4          21.55%             1.73%              13.74%               $11,373.57         $  193.65
5          27.63%             1.73%              17.45%               $11,745.48         $  199.98
6          34.01%             1.73%              21.30%               $12,129.56         $  206.52
7          40.71%             1.73%              25.26%               $12,526.20         $  213.27
8          47.75%             1.73%              29.36%               $12,935.80         $  220.25
9          55.13%             1.73%              33.59%               $13,358.80         $  227.45
10         62.89%             1.73%              37.96%               $13,795.64         $  234.89
TOTAL GAIN AFTER FEES
  AND EXPENSES                                                        $ 3,795.64
TOTAL ANNUAL FEES AND
  EXPENSES                                                                               $2,040.94



 (1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.


----
 34

APPENDIX A



CLASS D SHARES



  MAXIMUM SALES CHARGE   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
  --------------------   --------------------------------------   ----------------------
         0.00%                         $10,000.00                           5%



      CUMULATIVE RETURN                                           HYPOTHETICAL YEAR-
        BEFORE FEES &        ANNUAL         CUMULATIVE RETURN     END BALANCE AFTER    ANNUAL FEES &
YEAR      EXPENSES        EXPENSE RATIO   AFTER FEES & EXPENSES    FEES & EXPENSES      EXPENSES(1)
----  -----------------   -------------   ---------------------   ------------------   -------------
1           5.00%             1.73%               3.27%               $10,327.00         $  175.83
2          10.25%             1.73%               6.65%               $10,664.69         $  181.58
3          15.76%             1.73%              10.13%               $11,013.43         $  187.52
4          21.55%             1.73%              13.74%               $11,373.57         $  193.65
5          27.63%             1.73%              17.45%               $11,745.48         $  199.98
6          34.01%             1.73%              21.30%               $12,129.56         $  206.52
7          40.71%             1.73%              25.26%               $12,526.20         $  213.27
8          47.75%             1.73%              29.36%               $12,935.80         $  220.25
9          55.13%             1.73%              33.59%               $13,358.80         $  227.45
10         62.89%             1.73%              37.96%               $13,795.64         $  234.89
TOTAL GAIN AFTER FEES
  AND EXPENSES                                                        $ 3,795.64
TOTAL ANNUAL FEES AND
  EXPENSES                                                                               $2,040.94



 (1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.


                                                                            ----

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information includes a description of the Fund's policies with respect to the disclosure of its portfolio holdings.



You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's transfer agent or visiting the Fund's website at:



Columbia Management Services, Inc.


P.O. Box 8081


Boston, MA 02266-8081


1-800-345-6611

www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund, including the Statement of Additional Information, by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:


Columbia Funds Series Trust I: 811-4367



Columbia Balanced Fund (formerly named Columbia Balanced Fund, Inc.)


--------------------------------------------------------------------------------

(ColumbiaFunds Logo)
A Member of Columbia Management Group


(C)2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.426.3750  www.columbiafunds.com                           INT-36/115233-1106

COLUMBIA BALANCED FUND                     Prospectus, January 1, 2007


CLASS Z SHARES

Advised by Columbia Management Advisors, LLC


--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                                2
---------------------------------------------------------
Investment Goal......................................   2
Principal Investment Strategies......................   2
Principal Investment Risks...........................   2
Performance History..................................   4
Your Expenses........................................   6

YOUR ACCOUNT                                            8
---------------------------------------------------------
How to Buy Shares....................................   8
Eligible Investors...................................   8
Sales Charges........................................  10
How to Exchange Shares...............................  11
How to Sell Shares...................................  11
Fund Policy on Trading of Fund Shares................  12
Financial Intermediary Payments......................  14
Other Information About Your Account.................  15


MANAGING THE FUND                                      18
---------------------------------------------------------
Investment Advisor...................................  18
Portfolio Managers...................................  18
Legal Proceedings....................................  19


OTHER INVESTMENT
STRATEGIES AND RISKS                                   21
---------------------------------------------------------
Bond Selection.......................................  21


FINANCIAL HIGHLIGHTS                                   23
---------------------------------------------------------

APPENDIX A                                             24
---------------------------------------------------------


Only eligible investors may purchase Class Z shares. See "Your
Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

  -----------------------------
  Not FDIC    May Lose Value
   Insured  ------------------
             No Bank Guarantee
  -----------------------------

THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks high total return by investing in common stocks and debt securities.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Normally, 35% to 65% of total net assets will be allocated to stocks and 35% to 65% will be allocated to debt securities. The Fund's stocks will primarily be those of large-cap, well-established companies. Many of the Fund's stocks have a history of paying level or rising dividends and are expected to continue paying dividends.


The Fund's debt securities will generally have intermediate- to long-term maturities. They will be primarily investment-grade, or unrated securities determined by the Fund's investment advisor to be of comparable quality, including obligations of the U.S. Government, its agencies and instrumentalities, corporate debt securities, asset-backed securities, collateralized bonds, and loan and mortgage obligations. Investment grade securities are those rated at least BBB by Standard & Poor's (S&P) or at least Baa by Moody's Investors Services, Inc. (Moody's). The Fund may also invest up to 10% of its total assets in non-investment grade securities.


The Fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the bond markets. Derivatives are financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use derivatives for both hedging and non-hedging purposes, such as to adjust the Fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The Fund typically uses derivatives in an effort to achieve more efficiently economic exposures similar to those it could have achieved through the purchase and sale of fixed income securities. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to investments of that kind.


As part of its investment strategy, the Fund may buy and sell securities frequently. Such trading usually increases portfolio turnover rates, which usually increases the chance that the Fund will pay investors short-term capital gains(which are taxable at higher rates than long-term capital gains). Such trading may also result in higher brokerage commissions and other transaction costs and additional tax liability, which could reduce the Fund's returns.


Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

----
 2

THE FUND

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Credit risk is the possibility that changes in the obligated entity's financial condition, changes in general economic conditions, or changes in economic conditions that affect the obligated entity, may impact the obligated entity's actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and, in some cases, a decrease in income. Bonds that are backed by an issuer's taxing authority, including general obligation bonds, may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. These bonds may depend for payment on legislative appropriation and/or aid from other governments. Other municipal bonds, known as revenue obligations, are payable from revenues earned by a particular project or other revenue source. Some revenue obligations are backed by private companies, some are asset-backed securities, such as bonds backed by mortgage payments, and some are for municipally owned utilities, such as water or sewer systems. Revenue obligations are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project, assets, or private company backing the project, rather than to the taxing power of the state or local government issuer of the bonds.

Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in asset-backed and mortgage-backed securities. With respect to investments in mortgage-backed securities, prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, asset-backed and mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

Mortgage dollar rolls are transactions in which the Fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. These transactions simulate an investment in mortgage-backed securities and have the potential to enhance the Fund's returns and reduce its administrative burdens, compared with holding mortgage-backed securities directly. Mortgage dollar rolls involve the risks that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the other party may default on its obligations. These transactions may increase the Fund's portfolio turnover rate.

Reinvestment risk is the risk that income from the Fund's debt securities will decline if and when the Fund invests the proceeds from matured, traded or called securities at market interest rates that are below the current earnings rate of the Fund's portfolio.


Derivatives involve special risks and may result in losses. The Fund may enter into a number of derivative strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may


                                                                            ----

THE FUND


use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund or that the Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.


Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.


Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies and U.S. dollars, without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.


Certain of the U.S. Government securities in which the Fund invests, such as mortgage-backed securities that are issued by government sponsored enterprises and securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank, are neither insured nor guaranteed by the United States Government. Such securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality, and, as a result, may be subject to greater issuer risk than securities issued or guaranteed by the U.S. Treasury.

Inflation risk is a risk to investors who invest in fixed income instruments, such as bond or money market funds, because there is a chance that the returns on these instruments may not keep pace with inflation. Inflation represents the rising cost of goods and services over time.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares

----
 4

THE FUND

compare with those of broad measures of market performance for one year, five years and ten years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Except as noted, any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

             -------------------------------------------------------------------

              UNDERSTANDING PERFORMANCE

              CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

              AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.


              The Fund's returns are compared to the Standard & Poor's 500 Index ("S&P Index"), an unmanaged index that tracks the performance of 500 widely held, large capitalization U.S. stocks. The Fund's returns are also compared to the Lehman Brothers U.S. Aggregate Bond Index ("Lehman Index"). The Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly-placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed.

             -------------------------------------------------------------------

CALENDAR YEAR TOTAL RETURNS (CLASS Z)


                                  (BAR CHART)

                       11.78%     18.74%     20.07%     12.70%      0.82%                           18.73%      6.64%      5.76%
                                                                              -7.40%     -12.97%
                        1996       1997       1998       1999       2000       2001       2002       2003       2004       2005





            The Fund's year-to-date total return through  For the periods shown in bar chart:
            September 30, 2006 (Class Z) was +5.09%.      Best quarter: 4th quarter 1998, +12.86%
                                                          Worst quarter: 3rd quarter 2002, -9.21%


                                                                            ----

THE FUND

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2005



                                                              INCEPTION
                                                                DATE            1 YEAR          5 YEARS         10 YEARS
Class Z (%)                                                    10/1/91
  Return Before Taxes                                                             5.76            1.54            6.93
  Return After Taxes on Distributions                                             5.13            0.82            5.05
  Return After Taxes on Distributions and Sale of Fund
  Shares                                                                          3.87            0.91            4.96
------------------------------------------------------------------------------------------------------------------------
S&P Index (%)                                                                     4.91            0.54            9.07
------------------------------------------------------------------------------------------------------------------------
Lehman Index (%)                                                                  2.43            5.87            6.16


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

             -------------------------------------------------------------------

              UNDERSTANDING EXPENSES


              ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees and other expenses that generally include, but are not limited to, administration, transfer agency, custody, and legal fees as well as costs related to state registration and printing of Fund documents. The specific fees and expenses that make up the Fund's other expenses will vary from time to time and may include fees or expenses not described here. The Fund may incur significant portfolio transaction costs that are in addition to the total annual fund operating expenses disclosed in the fee table. These transaction costs are made up of all costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of the Fund's transaction costs are not. Higher transaction costs reduce the Fund's returns.


              EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

              - $10,000 initial investment

              - 5% total return for each year

              - Fund operating expenses remain the same

              - Reinvestment of all dividends and distributions
             -------------------------------------------------------------------

----
 6

THE FUND


SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)



Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                         0.00
--------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                               0.00
--------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)             (1)





 (1) There is a $7.50 charge for wiring sale proceeds to your bank.


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


Management fee (%)                                              0.50
--------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                       0.00
--------------------------------------------------------------------
Other expenses (%)                                              0.23
--------------------------------------------------------------------
Total annual fund operating expenses (%)                        0.73



EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)



  1 YEAR   3 YEARS   5 YEARS   10 YEARS
   $75      $233      $406       $906


See Appendix A for additional hypothetical investment and expense information.

                                                                            ----

YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------
When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, "good form" may mean that you have properly placed your order with Columbia Management Services, Inc. or your financial advisor or the Fund's transfer agent has received your completed application, including all necessary signatures. The USA Patriot Act may require us to obtain certain personal information from you which we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your customer information, we reserve the right to close your account or take such other steps as we deem reasonable.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD                 INSTRUCTIONS
Through your           Your financial advisor can help you establish your account
financial advisor      and buy Fund shares on your behalf. To receive the current trading day's price, your financial advisor must receive
                       your request prior to the close of regular trading on the
                       New York Stock Exchange ("NYSE"), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for
                       executing the purchase for you.
-----------------------------------------------------------------------------------
By check               For new accounts, send a completed application and check
(new account)          made payable to the Fund to Columbia Management Services,
                       Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By check               For existing accounts, fill out and return the additional
(existing account)     investment stub included in your account statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Columbia
                       Management Services, Inc., P.O. Box 8081, Boston, MA
                       02266-8081.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in a different fund distributed by Columbia Management Distributors, Inc.
                       for shares of the same class of the Fund at no additional
                       cost. To exchange by telephone, call 1-800-422-3737. Please see "How to Exchange Shares" for more information.
-----------------------------------------------------------------------------------
By wire                You may purchase shares of the Fund by wiring money from
                       your bank account to your Fund account. To wire funds to
                       your Fund account, call 1-800-422-3737 for wiring
                       instructions.
-----------------------------------------------------------------------------------
By electronic          You may purchase shares of the Fund by electronically
funds transfer         transferring money from your bank account to your Fund
                       account by calling 1-800-422-3737. An electronic funds
                       transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                       prior to your telephone request. Be sure to complete the
                       appropriate section of the application.
-----------------------------------------------------------------------------------
Automatic              You may make monthly or quarterly investments automatically
investment plan        from your bank account to your Fund account. You may select a pre-authorized amount to be sent via electronic funds
                       transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------
Automated dollar       You may purchase shares of the Fund for your account by
cost averaging         exchanging $100 or more each month from another fund for
                       shares of the same class of the Fund at no additional cost.
                       Exchanges will continue so long as your fund balance is
                       sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the
                       $100 minimum) by calling 1-800-345-6611. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By dividend            You may automatically invest dividends distributed by
diversification        another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the
                       Fund, call 1-800-345-6611.
-----------------------------------------------------------------------------------
Through the            You may purchase Fund shares through the internet. You will
internet               be required to accept the terms of an online agreement and to use a password in order to make internet purchases. The transfer agent has procedures in place to authenticate
                       electronic instructions given via the internet. For more
                       information on internet transactions, or to sign up for
                       internet transactions, please call 1-800-345-6611.


ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Class Z shares of the Fund generally are available only to certain "grandfathered" shareholders and to investors holding accounts with intermediaries that assess account level fees for the services they provide. Please read the following section

----
 8

YOUR ACCOUNT

for a more detailed description of the eligibility requirements. The Eligible Investors described below are subject to different minimum initial investment requirements.


Eligibility for certain waivers, exemptions or share classes by new or existing investors may not be readily available or accessible through all intermediaries or all types of accounts offered by a broker/dealer, bank, third-party administrator or other financial institution (each commonly referred to as an "intermediary"). Accessibility of these waivers through a particular intermediary may also change at any time. If you believe you are eligible to purchase shares under a specific exemption, but are not permitted by your intermediary to do so, please contact your intermediary. You may be asked to provide information, including account statements and other records, regarding your eligibility.


Eligible Investors and their applicable investment minimums are as follows:

NO MINIMUM INITIAL INVESTMENT


- Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover;



- Any omnibus group retirement plan for which an intermediary or other entity provides services and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the transfer agent; or



- Health Savings Accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.



$1,000 MINIMUM INITIAL INVESTMENT



- Any individual retirement account of an Eligible Investor who would otherwise be subject to a $2,500 minimum initial investment or group retirement plan that is not held in an omnibus manner for which an intermediary or other entity provides services and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the transfer agent.



$2,500 MINIMUM INITIAL INVESTMENT



- Any client of Bank of America Corporation or a subsidiary purchasing shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;



- Any investor purchasing through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code;


- Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of a fund distributed by Columbia Management Distributors, Inc. (i) who holds Class Z shares; (ii) who held Primary A shares prior to August 22, 2005; (iii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iv) who purchased certain no-load shares of a fund merged with a fund distributed by Columbia Management Distributors, Inc.;

- Any trustee or director (or family member of a trustee or director) of any fund distributed by Columbia Management Distributors, Inc.;

                                                                            ----

YOUR ACCOUNT

- Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary;


- Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Fund's transfer agent (each investor purchasing through an intermediary must independently satisfy the $2,500 minimum investment requirement);



- Any institutional investor which is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933; and



- Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations purchasing shares for their own accounts, including Bank of America Corporation, its affiliates, or subsidiaries.



The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $50 minimum purchase. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

             -------------------------------------------------------------------

              CHOOSING A SHARE CLASS

              The Fund offers one class of shares in this prospectus --
              CLASS Z.

              The Fund also offers four additional classes of shares -- Class A, B, C and D shares are available through a separate prospectus. Each share class has its own sales charge and expense structure.


              Broker-dealers, investment advisers or financial planners selling mutual fund shares may offer their clients more than one class of shares in a fund with different pricing options. This allows you and your financial advisor to choose among different types of sales charges and different levels of ongoing operating expenses, depending on the investment programs your financial advisor offers. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in any available share class before selecting a share class.


              Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal
              situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general,
              anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.
             -------------------------------------------------------------------

----
 10

YOUR ACCOUNT

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for Class Z or Class A (only if Class Z is not offered) shares of another fund distributed by Columbia Management Distributors, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See "Fund Policy on Trading of Fund Shares" for the Fund's policy. To exchange by telephone, call 1-800-422-3737. Please have your account and taxpayer identification numbers available when calling. Certain restrictions may apply to participants in Health Savings Accounts, including the limitation that participants may exchange their shares only for shares of other funds currently enrolled in the program.



You also may exchange your shares through the internet. You will be required to accept the terms of an online agreement and to use a password in order to make internet exchanges. The transfer agent has procedures in place to authenticate electronic instructions given via the internet. For more information on internet transactions, or to sign up for internet transactions, please call 1-800-345-6611.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that the Fund's transfer agent has all information and documentation it deems necessary to effect your order. For example, when selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and Medallion Signature Guarantees and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 10 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


                                                                            ----

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


METHOD                 INSTRUCTIONS
Through your           You may call your financial advisor to place your sell
financial advisor      order. To receive the current trading day's price, your
                       financial advisor must receive your request prior to the
                       close of regular trading on the NYSE, usually 4:00 p.m.
                       Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
-----------------------------------------------------------------------------------
By exchange            You or your financial advisor may sell shares of the Fund by exchanging from the Fund into Class Z shares or Class A
                       shares (only if Class Z is not offered) of another fund
                       distributed by Columbia Management Distributors, Inc. at no additional cost. To exchange by telephone, call
                       1-800-422-3737.
-----------------------------------------------------------------------------------
By telephone           You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have
                       notified the Fund of an address change within the previous
                       30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to
                       retirement accounts and Health Savings Accounts. For
                       details, call 1-800-799-7526.
-----------------------------------------------------------------------------------
By mail                You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter. Signatures must be guaranteed by either a bank, a
                       member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature
                       Guarantee Program for amounts over $100,000 or for alternate payee or mailing instructions. Additional documentation is required for sales by corporations, agents, fiduciaries,
                       surviving joint owners and individual retirement account
                       owners. For details, call 1-800-345-6611.
                       Mail your letter of instruction to Columbia Management
                       Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------
By wire                You may sell Fund shares and request that the proceeds be
                       wired to your bank. You must set up this feature prior to
                       your request. Be sure to complete the appropriate section of the account application for this feature. Generally, the
                       value of your redemption must be at least equal to $500 in order to have the sale proceeds wired to your bank. There is a $7.50 charge for wiring sale proceeds to your bank. (The transfer agent may waive this fee for omnibus and nominee
                       accounts.) Your bank may charge additional fees for such
                       wire transfer.
-----------------------------------------------------------------------------------
By systematic          You may automatically sell a specified dollar amount or
withdrawal plan        percentage of your account on a monthly, quarterly or
                       semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. The $5,000 minimum
                       account balance requirement has been waived for wrap
                       accounts. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
By electronic          You may sell shares of the Fund and request that the
funds transfer         proceeds be electronically transferred to your bank.
                       Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your
                       request. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------
Through the            You may sell Fund shares through the internet. You will be
internet               required to accept the terms of an online agreement and to use a password in order to make internet redemptions. The
                       transfer agent has procedures in place to authenticate
                       electronic instructions given via the internet. For more
                       information on internet transactions, or to sign up for
                       internet transactions, please call 1-800-345-6611.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The interests of the Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Fund shares held by long-term shareholders and have other adverse effects on the Fund. This type of excessive short-term trading activity is referred to herein as "market timing." The Columbia Funds are not intended as vehicles for market timing. The Board of Trustees of the Fund has adopted the policies and procedures set forth below with respect to frequent trading of the Fund's shares.


The Fund, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if the Fund detects that any shareholder has conducted two "round trips" (as defined below) in the Fund in any 28-day period, except as noted below with respect to orders received through omnibus accounts,

----
 12

YOUR ACCOUNT


the Fund will reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a money market fund). In addition, if the Fund determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round-trip limit), the Fund may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund, and also retains the right to modify these market timing policies at any time without prior notice.


The rights of shareholders to redeem shares of the Fund are not affected by any of the limits mentioned above. However, certain funds impose a redemption fee on the proceeds of fund shares that are redeemed or exchanged within 60 days of their purchase.

For these purposes, a "round trip" is a purchase by any means into a Columbia Fund followed by a redemption, of any amount, by any means out of the same Columbia Fund. Under this definition, an exchange into the Fund followed by an exchange out of the Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Automatic Investment Plan, Systematic Withdrawal Plan or similar automated plans are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.


The practices and policies described above are intended to deter and curtail market timing in the Fund. However, there can be no assurance that these policies, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. The Fund typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Consequently, there is the risk that the Fund may not be able to do anything in response to market timing that occurs in the Fund which may result in certain shareholders being able to market time the Fund while the shareholders in the Fund bear the burden of such activities.



Certain financial intermediaries (including certain retirement plan service providers whose clients include, among others, various retirement plans sponsored by Bank of America and its affiliates for the benefit of its employees (the "Bank of America retirement plan service providers")) have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Fund practices discussed above. In particular, the Bank of America retirement plan service provider permits the reinstatement of future purchase orders for shares of the Fund following various suspension periods.


The Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any judgments regarding market timing. Neither the Fund nor its agents shall be held liable for any loss resulting from rejected purchase orders or exchanges.

                                                                            ----

YOUR ACCOUNT


FINANCIAL INTERMEDIARY PAYMENTS

--------------------------------------------------------------------------------

The Fund's distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Fund's distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Fund's distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.02% and 0.10% (between 0.03% and 0.12% in the case of the money market funds) on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Fund (other than money market funds) attributable to the financial intermediary. The Fund's distributor or its affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund.



Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.40% of the total Fund assets for Class Z shares in the program on an annual basis. As of September 1, 2005, the Fund's Board of Trustees has authorized the Fund to pay up to 0.11% of total fund assets on an annual basis. The amounts in excess of that paid by a Fund will be borne by the Fund's distributor or its affiliates.



The Fund's distributor or its affiliates may make other payments or allow promotional incentives to financial intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.



Amounts paid by the Fund's distributor or its affiliates are paid out of the distributor's or its affiliates' own revenue and do not increase the amount paid by you or your Fund. You can find further details about the payments made by the Fund's distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Fund's distributor or its affiliates has agreed to make marketing support payments in the Fund's Statement of Additional Information, which can be obtained at www.columbiafunds.com or by calling 1-800-345-6611. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Fund's distributor and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial


----
 14

YOUR ACCOUNT


incentive for recommending a particular Fund or share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.



OTHER INFORMATION ABOUT YOUR ACCOUNT

--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday). Shares are not priced the days on which the NYSE is closed for trading.

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.


The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


The Fund has retained an independent fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading of "Columbia." You can find daily prices for all share classes by visiting www.columbiafunds.com.


AUTOMATIC SALE OF YOUR SHARES The Fund will automatically sell your shares if the value of your account (treating each Fund account you own separately from any other Fund account you may own) falls below $250. Contingent deferred sales charges will not be applied to shares automatically sold by the Fund. If your shares are sold, the transfer agent will remit the balance of your account to you. The transfer agent will send you written notification at least 30 days in advance of any such automatic sale, which will provide details on how you can add money to your account in order to avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia fund in which you hold shares, or establishing an automatic investment plan. Please contact the transfer agent, review the website at www.columbiafunds.com, call 1-800-345-6611 or contact your investment professional for more information. The automatic sale of shares of accounts valued at less than $250 will take place in the second quarter of each calendar year.


                                                                            ----

YOUR ACCOUNT


The Fund may also sell your shares if a financial institution or intermediary instructs the Fund to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the Investment Company Act of 1940 ("ICA").



MINIMUM ACCOUNT BALANCE FEE Beginning in the second quarter of 2007, if the value of your account (treating each Fund account you own separately from any other Fund account you may own) falls below the minimum initial investment applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Contingent deferred sales charges will not be applied to shares automatically sold by the Fund. The Fund reserves the right to lower the account size trigger point for the minimum balance fee in any year for any class of shares when the Fund believes it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons. The transfer agent will reduce the expenses paid by your Fund for transfer agency services by the amount it collects from assessment of this fee. If your Fund has no transfer agency expenses against which to offset the amount collected through assessment of this fee, the transfer agent will pay such amount directly to your Fund. The transfer agent will send you written notification of the imposition of any such fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia fund in which you hold shares, or establishing an automatic investment plan. Please contact the transfer agent, review the website at www.columbiafunds.com, call 1-800-345-6611 or contact your investment professional for more information.



EXCEPTIONS TO THE AUTOMATIC SALE OF YOUR SHARES AND THE MINIMUM ACCOUNT BALANCE FEE The automatic sale of shares of accounts valued at less than $250 and the minimum account balance fee described above do not apply to shareholders holding their shares through broker-dealer networked accounts, wrap fee and omnibus accounts, accounts with active automatic investment plans or payroll deduction plans, accounts that were created by the automatic conversion of Class B shares to Class A shares, accounts that were created by the automatic conversion of Class G shares to Class T shares, certain qualified retirement plans or Health Savings Accounts. The automatic sale of shares of accounts valued at less than $250 does not apply to individual retirement plans.


SHARE CERTIFICATES Share certificates are not available for Class Z shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividends              Represents interest and dividends earned from securities
                       held by the Fund, net of expenses incurred by the Fund.
-----------------------------------------------------------------------------------
Capital gains          Represents net long-term capital gains on sales of
                       securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

             -------------------------------------------------------------------

              UNDERSTANDING FUND DISTRIBUTIONS

              The Fund may earn income from the securities it holds. The
              Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
             -------------------------------------------------------------------

----
 16

YOUR ACCOUNT

DISTRIBUTION OPTIONS The Fund distributes any dividends quarterly and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your
current fund
----------------------------------------------------------------
Reinvest all distributions in shares of another fund
----------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest
capital gains
----------------------------------------------------------------
Receive all distributions in cash (with one of the following options):
  - send the check to your address of record
  - send the check to a third party address
  - transfer the money to your bank via electronic funds
  transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.



TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account or a Health Savings Account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on where you live, distributions also may be subject to state and local income taxes.



The Fund intends to elect to be treated and qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in corporate level taxation, and consequently, a reduction in income available for distribution to shareholders.



In general, any distributions of dividends, interest and short-term capital gains (determined by how long the Fund held the investments that generated them) are taxable as ordinary income, unless such dividends are "qualified dividend income" (as defined in the Internal Revenue Code) eligible for a reduced rate of tax in taxable years beginning before January 1, 2011. Properly designated distributions of long-term capital gains (determined by how long the Fund held the investments that generated them) are generally taxable as such, regardless of how long you have held your Fund shares. Long-term capital gain rates have been temporarily reduced -- in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets -- for taxable years beginning before January 1, 2011. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

                                                                            ----

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Columbia Management Advisors, LLC ("Columbia Advisors"), located at 100 Federal Street, Boston, Massachusetts 02110, is the Fund's investment advisor. Columbia Advisors is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Columbia Advisors runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Columbia Advisors is a direct wholly owned subsidiary of Columbia Management Group, LLC ("CMG"), which in turn is a direct, wholly owned subsidiary of Bank of America, which in turn is a wholly owned banking subsidiary of Bank of America Corporation, a financial services holding company organized as a Delaware corporation. Columbia Advisors, a registered investment advisor, has been an investment advisor since 1995.


On September 30, 2005, Columbia Management Advisors, Inc. ("Columbia Management") merged into Columbia Advisors (which prior to September 30, 2005 had been known as Banc of America Capital Management, LLC). Before September 30, 2005, Columbia Management was the investment advisor to the Fund. As a result of the merger, Columbia Advisors is now the investment advisor to the Fund.


For the 2006 fiscal year, aggregate advisory fees paid to Columbia Advisors and/or Columbia Management by the Fund, not including pricing and bookkeeping and other fees paid to Columbia Advisors and/or Columbia Management by the Fund, amounted to 0.50% of average daily net assets of the Fund. A discussion of the factors considered by the Fund's Board of Trustees in approving the Fund's investment advisory contract is included in the Fund's semi-annual report to shareholders for the six months ended February 28, 2006.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Mr. Guy W. Pope is responsible for selecting the securities comprising the equity portion of the Fund. Mr. Leonard A. Aplet, Mr. Kevin L. Cronk, Mr. Thomas
A. LaPointe and Mr. Ronald B. Stahl have the responsibility for determining the sector emphasis and securities within the fixed income allocation of the Fund. Following is information regarding each of the portfolio managers responsible for security selection within the Fund.



LEONARD A. APLET, a managing director of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since October, 1991. Mr. Aplet has been associated with Columbia Advisors or its predecessors since 1987.



KEVIN L. CRONK, a senior vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since November, 2006. Mr. Cronk has been associated with Columbia Advisors or its predecessors since August, 1999.



THOMAS A. LAPOINTE, a senior vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since November, 2006. Mr. LaPointe has been associated with Columbia Advisors or its predecessors since February, 1999.



GUY W. POPE, a senior vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since 1997. Mr. Pope has been associated with Columbia Advisors or its predecessors since 1993.



RONALD B. STAHL, a senior fixed income portfolio manager with Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since March, 2005. Mr. Stahl has been associated with Columbia Advisors or its predecessors since 1998.



The Statement of Additional Information provides additional information about the managers' compensation, other accounts managed and ownership of securities in the Fund.


----
 18

MANAGING THE FUND

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC)) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc.) (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements." The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.



Under the terms of the SEC Order, the Columbia Group agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia and its affiliates to reduce management fees for certain Columbia Funds (including the former Nations Funds) and other mutual funds collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.



Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has released the proposed plan of distribution for public notice and comment but has not yet approved a final plan of distribution.



As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.



A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.



In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.



On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a


                                                                            ----

MANAGING THE FUND


derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.



On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts. As to Columbia and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.



On March 21, 2005, a purported class action was filed in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.



On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.



In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005 naming the Columbia Funds as nominal defendants. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal to the United States Court of Appeals for the First Circuit on December 30, 2005; this appeal is currently pending. The parties have advised the appellate court that they are engaged in settlement discussions and the court has, accordingly, deferred the briefing schedule for the appeal. The settlement has not yet been finalized. Any settlement ultimately agreed by the parties will be subject to court approval.



This matter is ongoing. Accordingly, no estimate can be made of the financial impact, if any, of this litigation on any fund.




----
 20

OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and their associated risks are described under "The Fund -- Principal Investment Strategies" and "The
Fund -- Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices and their associated risks are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). The advisor may elect not to buy any of these securities or use any of these techniques. The Fund may not always achieve its investment goal. Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or any of its investment strategies.

BOND SELECTION
--------------------------------------------------------------------------------
The Fund may invest in a variety of debt securities, including bonds, debentures, notes, equipment trust certificates and short-term obligations (those having maturities of 12 months or less), such as prime commercial paper and bankers' acceptances, domestic certificates of deposit, obligations of, or guaranteed by, the U.S. Government and its agencies and instrumentalities, mortgage-backed certificates, mortgage-backed securities and other similar securities representing ownership in a pool of loans. The Fund may also invest in repurchase agreements with banks or securities dealers relating to these securities.

Mortgage-backed securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect, "passing through" monthly payments made by the individual borrowers on the mortgage loans that underlie the securities (net of fees paid to the issuer or guarantor of the securities).

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association (GNMA)) or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported with various credit enhancements such as pool insurance, guarantees issued by governmental entities, a letter of credit from a bank or senior/subordinated structures.

The Fund will usually invest some portion of its assets in collateralized mortgage obligations (CMOs) issued by U.S. agencies or instrumentalities or in privately issued CMOs that carry an investment-grade rating. CMOs are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a mortgage pass-through, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured in multiple classes, with each class bearing a different stated maturity or interest rate. The Fund will only invest in those CMOs whose characteristics and terms are consistent with the average maturity and market risk profile of the other fixed income securities held by the Fund.

                                                                            ----

OTHER INVESTMENT STRATEGIES

The Fund is permitted to invest in asset-backed securities, subject to the Fund's rating and quality requirements. Through the use of trusts and special purpose subsidiaries, various types of assets, including home equity and automobile loans and credit card and other types of receivables, as well as purchase contracts, financing leases and sales agreements entered into by municipalities, are being securitized in pass-through structures similar to the mortgage pass-through structures described above.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

----
 22

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the last six fiscal periods, which run from September 1 to August 31, unless otherwise indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report containing those financial statements by calling 1-800-426-3750.

THE FUND


                                                                                PERIOD ENDED
                                       YEAR ENDED AUGUST 31,                     AUGUST 31,            YEAR ENDED DECEMBER 31,
                               2006             2005             2004             2003(A)             2002(B)            2001
                             Class Z          Class Z          Class Z           Class Z              Class Z           Class Z
                             -------          -------          -------             -------           ---------         ---------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)        21.74            19.84            19.19               17.51               20.67             22.96
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS ($):
  Net investment income         0.43             0.01(c)(d)       0.35(c)             0.24(c)             0.47(c)           0.57(e)
  Net realized and
  unrealized gain (loss)
  on investments and
  futures contracts             0.79             2.36             0.66                1.64               (3.13)            (2.27)(e)
--------------------------------------------------------------------------------------------------------------------------------
Total from Investment
Operations                      1.22             2.37             1.01                1.88               (2.66)            (1.70)
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
DECLARED TO SHAREHOLDERS
($):
  From net investment
  income                       (0.46)           (0.47)           (0.36)              (0.20)              (0.50)            (0.59)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)              22.50            21.74            19.84               19.19               17.51             20.67
--------------------------------------------------------------------------------------------------------------------------------
Total return (%)(f)             5.66(g)         12.06             5.27               10.81(h)           (12.97)            (7.40)
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET
ASSETS/SUPPLEMENTAL DATA
($):
  Operating expenses
(%)(i)                          0.73             0.77             0.77                0.77(j)             0.70              0.67
  Interest expense (%)            --(k)            --               --                  --                  --                --
  Expenses (%)(i)               0.73             0.77             0.77                0.77(j)             0.70              0.67
  Net investment income
%(i)                            1.94             2.11             1.73                2.03(j)             2.50              2.70(e)
  Waiver/Reimbursement
(%)                             0.01               --               --                  --                  --                --
Portfolio turnover rate
(%)                               59               63              158                 110(h)               98               111
Net assets, end of period
(000's) ($)                  226,694          301,109          483,746             640,402             668,290           983,749


 (a) The Fund changed its fiscal year end from December 31 to August 31.

 (b) On November 1, 2002, the existing Fund shares were renamed Class Z shares.

 (c) Per share data was calculated using average shares outstanding during the period.

 (d) Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.06 per share.

 (e) Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended December 31, 2001, was to decrease net investment income per share by $0.01, decrease net realized and unrealized loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 2.73% to 2.70%. Per share data and ratios for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

 (f) Total return at net asset value assuming all distributions reinvested.


 (g) Had the transfer agent not waived a portion of expenses, total return would have been reduced.


 (h) Not annualized.


 (i) The benefits derived from custody credits had an impact of less than 0.01%.


 (j) Annualized.


 (k) Rounds to less than 0.01%.


                                                                            ----

APPENDIX A


HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION



The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The chart shows the estimated expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart, and is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower.



CLASS Z SHARES



  MAXIMUM SALES CHARGE   INITIAL HYPOTHETICAL INVESTMENT AMOUNT   ASSUMED RATE OF RETURN
  --------------------   --------------------------------------   ----------------------
         0.00%                         $10,000.00                           5%



                                                                          HYPOTHETICAL
      CUMULATIVE RETURN                          CUMULATIVE RETURN      YEAR-END BALANCE
        BEFORE FEES &           ANNUAL             AFTER FEES &           AFTER FEES &       ANNUAL FEES
YEAR      EXPENSES          EXPENSE RATIO            EXPENSES               EXPENSES        & EXPENSES(1)
----  -----------------     -------------        -----------------      ----------------    -------------
1           5.00%                  0.73%               4.27%               $10,427.00          $ 74.56
2          10.25%                  0.73%               8.72%               $10,872.23          $ 77.74
3          15.76%                  0.73%              13.36%               $11,336.48          $ 81.06
4          21.55%                  0.73%              18.21%               $11,820.54          $ 84.52
5          27.63%                  0.73%              23.25%               $12,325.28          $ 88.13
6          34.01%                  0.73%              28.52%               $12,851.57          $ 91.90
7          40.71%                  0.73%              34.00%               $13,400.33          $ 95.82
8          47.75%                  0.73%              39.73%               $13,972.53          $ 99.91
9          55.13%                  0.73%              45.69%               $14,569.15          $104.18
10         62.89%                  0.73%              51.91%               $15,191.26          $108.63
TOTAL GAIN AFTER FEES
  AND EXPENSES                                                             $     5,191.26
TOTAL ANNUAL FEES AND
  EXPENSES                                                                                     $   906.45



 (1) Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.


----
 24

NOTES

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                                                                              25

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
NOTES

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                                                                              27

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.


The Statement of Additional Information includes a description of the Fund's policies with respect to the disclosure of its portfolio holdings.



You can get free copies of annual and semi-annual reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's transfer agent or visiting the Fund's website at:



Columbia Management Services, Inc.


P.O. Box 8081


Boston, MA 02266-8081


1-800-345-6611

www.columbiafunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission Internet site at www.sec.gov.

You can review and copy information about the Fund, including the Statement of Additional Information, by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:


Columbia Funds Series Trust: 811-4367



Columbia Balanced Fund (formerly named Columbia Balanced Fund, Inc.)


--------------------------------------------------------------------------------

(ColumbiaFunds Logo)
A Member of Columbia Management Group


(C)2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.426.3750  www.columbiafunds.com                           INT-36/115234-1106

--------------------------------------------------------------------------------


                          COLUMBIA MID CAP GROWTH FUND

                        COLUMBIA SMALL CAP GROWTH FUND I

                        COLUMBIA REAL ESTATE EQUITY FUND


                            COLUMBIA TECHNOLOGY FUND


                        COLUMBIA STRATEGIC INVESTOR FUND


                             COLUMBIA BALANCED FUND

                COLUMBIA OREGON INTERMEDIATE MUNICIPAL BOND FUND
                     COLUMBIA CONSERVATIVE HIGH YIELD FUND
--------------------------------------------------------------------------------

                      STATEMENT OF ADDITIONAL INFORMATION


      This Statement of Additional Information contains information relating to 8 mutual funds: Columbia Mid Cap Growth Fund (the "Mid Cap Growth Fund" or "CMCG"), Columbia Small Cap Growth Fund I (the "Small Cap Growth Fund" or "CSCG"), Columbia Real Estate Equity Fund (the "Real Estate Fund" or "CREF"), Columbia Technology Fund (the "Technology Fund" or "CTF"), Columbia Strategic Investor Fund (the "Strategic Investor Fund" or "CSIF"), Columbia Balanced Fund (the "Balanced Fund" or "CBF"), Columbia Oregon Intermediate Municipal Bond Fund (the "Oregon Intermediate Municipal Bond Fund" or "CMBF") and Columbia Conservative High Yield Fund (the "Conservative High Yield Fund" or "CHYF"). Each Fund is a series of Columbia Funds Series Trust I (the "Trust").



      Each Fund offers its shares through one or more prospectuses (each a "Prospectus"). This Statement of Additional Information contains information which may be useful to investors but which is not included in the applicable Prospectus. This Statement of Additional Information is not a Prospectus and should be read in conjunction with the applicable Prospectus. Copies of the Prospectus are available without charge upon request by calling 1-800-426-3750.



      The Funds' most recent Annual Report to shareholders is a separate document supplied with this Statement of Additional Information. The financial statements, accompanying notes and report of independent registered public accounting firm appearing in the Annual Reports, and the financial statements and accompanying notes appearing in the Semi-Annual Report, are incorporated by reference into this Statement of Additional Information.



INT-39/115538-1206

                               TABLE OF CONTENTS


DESCRIPTION OF THE FUNDS....................................     3
INVESTMENT RESTRICTIONS.....................................    18
MANAGEMENT..................................................    21
DISCLOSURE OF PORTFOLIO INFORMATION.........................    55
INVESTMENT ADVISORY AND OTHER SERVICES PROVIDED BY
  AFFILIATES................................................    56
PORTFOLIO TRANSACTIONS......................................    64
CAPITAL STOCK AND OTHER SECURITIES..........................    68
DISTRIBUTION AND SERVICING..................................    69
PURCHASE, REDEMPTION AND PRICING OF SHARES..................    72
CUSTODIAN...................................................    85
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............    85
TAXES.......................................................    86
SHAREHOLDER MEETINGS........................................    96
FINANCIAL STATEMENTS........................................    96
APPENDIX I..................................................    97
APPENDIX II.................................................   112



                                January 1, 2007

--------------------------------------------------------------------------------

                            DESCRIPTION OF THE FUNDS
--------------------------------------------------------------------------------


      The Trust is a Massachusetts business trust organized in 1987. Each Fund was originally organized as an Oregon corporation prior to its reorganization as a series of the Trust on March 27, 2006. The Trust is an open-end, management investment company. Each Fund, other than the Oregon Intermediate Municipal Bond Fund and the Technology Fund, is diversified, which means that, with respect to 75 percent of its total assets, the Fund will not invest more than 5 percent of its assets in the securities of any single issuer and will not invest more than 10% of the outstanding voting securities of any such issuer.The investment advisor for each of the Funds is Columbia Management Advisors, LLC(the "Advisor"). See the section entitled "INVESTMENT ADVISORY AND OTHER SERVICES PROVIDED BY AFFILIATES" for further information about the Advisor.



      Effective October 13, 2003, the Trust changed its name from "Liberty-Stein Roe Funds Municipal Trust" to "Columbia Funds Trust IX." Effective September 19, 2005, the name of the Trust was changed from "Columbia Funds Trust IX" to "Columbia Funds Series Trust I."


INVESTMENTS HELD AND INVESTMENT PRACTICES USED BY THE FUNDS


      The Prospectus describes the investment objective(s) and the principal investment strategies applicable to each Fund. The investment objective of each Fund, other than the Mid Cap Growth Fund, may not be changed without shareholder approval. The Mid Cap Growth Fund's Board of Trustees may change its investment objective, without shareholder approval, upon 30 days written notice to all shareholders. What follows is additional information regarding securities in which a Fund may invest and investment practices in which it may engage. To determine whether a Fund purchases such securities or engages in such practices, see the chart on pages 16 and 17 of this Statement of Additional Information.


Securities Rating Agencies

      Rating agencies are private services that provide ratings of the credit quality of fixed income securities. The following is a description of the fixed income securities ratings used by Moody's Investor Services, Inc. ("Moody's") and Standard & Poor's, a division of the McGraw-Hill Companies ("S&P"). Subsequent to its purchase by a Fund, a security may cease to be rated, or its rating may be reduced below the criteria set forth for the Fund. Neither event would require the elimination of the security from the Fund's portfolio, but the Advisor will consider that event in its determination of whether the Fund should continue to hold such security in its portfolio. Ratings assigned by a particular rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates.

BOND RATINGS. MOODY'S -- The following is a description of Moody's bond ratings:

   Aaa - Best quality; smallest degree of investment risk.

   Aa - High quality by all standards.

   Aa and Aaa are known as high-grade bonds.

   A - Many favorable investment attributes; considered upper medium-grade obligations.

   Baa - Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

   Ba - Speculative elements; future cannot be considered well assured. Protection of interest and principal payments may be very moderate and not well safeguarded during both good and bad times over the future.

   B - Generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

   Caa - Poor standing, may be in default; elements of danger with respect to principal or interest.

   S&P - The following is a description of S&P's bond ratings:

   AAA - Highest rating; extremely strong capacity to pay principal and interest.

   AA - Also high-quality with a very strong capacity to pay principal and interest; differ from AAA issues only by a small degree.

   A - Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

   BBB - Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest than for higher-rated bonds.

   Bonds rated AAA, AA, A, and BBB are considered investment grade bonds.

   BB - Less near-term vulnerability to default than other speculative grade debt; face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.

   B - Greater vulnerability to default but presently have the capacity to meet interest payments and principal repayments; adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal.

   CCC - Current identifiable vulnerability to default and dependent upon favorable business, financial, and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

      Bonds rated BB, B, and CCC are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and CCC a higher degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      A Fund may purchase unrated securities (which are not rated by a rating agency) if the Advisor determines that a security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Advisor may not accurately evaluate the security's comparative credit rating. Analysis of the creditworthiness of issuers of lower rated securities may be more complex than for issuers of higher-quality fixed income securities. To the extent that a Fund invests in unrated securities, the Fund's success in achieving its investment objective is determined more heavily by the Advisor's creditworthiness analysis than if the Fund invested exclusively in rated securities.

Non-Investment Grade Securities ("Junk Bonds")

      Investments in securities rated below investment grade (i.e., rated Ba or lower by Moody's or BB or lower by S&P), which are eligible for purchase by certain of the Funds and, in particular, by the Conservative High Yield Fund, are described as "speculative" by both Moody's and S&P. Investments in lower rated corporate debt securities ("high yield securities" or "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. These high yield securities are regarded as predominately speculative with respect to the issuer's continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities.

      High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of debt securities defaults, in addition to risking payment of all or a portion of interest and principal, the Funds investing in such securities may incur additional expenses to seek recovery.

      The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a high yield security, and could adversely affect the daily net asset value of the Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly-traded market. Since secondary markets for high yield securities are generally less liquid than the market for higher grade securities, it may be more difficult to value these securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

      The use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. The Advisor does not rely solely on credit ratings when selecting securities for the Funds, and develops its own independent analysis of issuer credit quality.

Bank Obligations

      Bank obligations in which the Funds may invest include certificates of deposit, bankers' acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties, which vary depending upon market conditions and on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits.

      Bank obligations include foreign bank obligations including Eurodollar and Yankee obligations. Eurodollar bank obligations are dollar certificates of deposits and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks. Foreign bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk and interest rate risk. Additionally, foreign bank obligations are subject to many of the same risks as investments in foreign securities (see "Foreign Equity Securities" below). Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments of the foreign bank's country, that their obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted, which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. Government agency or instrumentality.

Commercial Paper

      A1 and Prime 1 are the highest commercial paper ratings issued by S&P and Moody's, respectively.

      Commercial paper rated A1 by S&P has the following characteristics: (1) liquidity ratios are adequate to meet cash requirements; (2) long-term senior debt is rated A or better; (3) the issuer has access to at least two additional channels of borrowing; (4) basic earnings and cash flow have an upward trend with an allowance made for unusual circumstances; (5) typically, the issuer's industry is well established and the issuer has a strong position within the industry; and (6) the reliability and quality of management are unquestioned.

      Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of 10 years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations that may be present or may arise as a result of public interest questions and preparation to meet such obligations.

Government Securities

      Government securities may be either direct obligations of the U.S. Treasury or may be the obligations of an agency or instrumentality of the United States.

      TREASURY OBLIGATIONS. The U.S. Treasury issues a variety of marketable securities that are direct obligations of the U.S. Government. These securities fall into three categories - bills, notes, and bonds - distinguished primarily by their maturity at time of issuance. Treasury bills have maturities of one year or less at the time of issuance, while Treasury notes currently have maturities of 1 to 10 years. Treasury bonds can be issued with any maturity of more than 10 years.

      OBLIGATIONS OF AGENCIES AND INSTRUMENTALITIES. Agencies and instrumentalities of the U.S. Government are created to fill specific governmental roles. Their activities are primarily financed through securities whose issuance has been authorized by Congress. Agencies and instrumentalities include the Export Import Bank, Federal Housing Administration, Government National Mortgage Association, Tennessee Valley Authority, Banks for Cooperatives, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association, Federal Home Loan Mortgage Corp., U.S. Postal System, and Federal Finance Bank. Although obligations of "agencies" and "instrumentalities" are not direct obligations of the U.S. Treasury, payment of the interest or principal on these obligations is generally backed directly or indirectly by the U.S. Government. This support can range from backing by the full faith and credit of the United States or U.S. Treasury guarantees to the backing solely of the issuing instrumentality itself.

Mortgage-Backed Securities and Mortgage Pass-Through Securities

      Mortgage-backed securities are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Mortgage-backed securities are sold to investors by various governmental, government-related and private organizations as further described below. A Fund may also invest in debt securities that are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations") and in other types of mortgage-related securities.

      Because principal may be prepaid at any time, mortgage-backed securities involve significantly greater price and yield volatility than traditional debt securities. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages and expose the Fund to a lower rate of return upon reinvestment. To the extent that mortgage-backed securities are held by a Fund, the prepayment right will tend to limit to some degree the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of non-callable debt securities. When interest rates rise, mortgage prepayment rates tend to decline, thus lengthening the duration of mortgage-related securities and increasing their price volatility, affecting the price volatility of a Fund's shares.

      Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment that consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

      The principal governmental guarantor of mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of a Fund's shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

      Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers, which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government.

      FHLMC is a corporate instrumentality of the U.S. Government and was created in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is publicly owned. FHLMC issues Participation Certificates ("PCs"), which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

      Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional mortgage loans. These issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payment. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers, and the mortgage poolers. Such insurance and guarantees and the creditworthiness of its issuers will be considered in determining whether a mortgage-related security meets a Fund's investment quality standards. There is no assurance that the private insurers or guarantors will meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originators/servicers and poolers, the Advisor determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Collateralized Mortgage Obligations ("CMOs")

      CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities, guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

      CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially protected against a sooner than desired return of principal by the sequential payments. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

      In a typical CMO transaction, a corporation issues multiple series, (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all pay interest currently. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

      A Fund will invest only in those CMOs whose characteristics and terms are consistent with the average maturity and market risk profile of the other fixed income securities held by the Fund.

Other Mortgage-Backed Securities

      The Advisor expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investment in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments; that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Advisor will, consistent with a Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

Other Asset-Backed Securities

      The securitization techniques used to develop mortgage-backed securities are being applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card and other types of receivables, are being securitized in pass-through structures similar to mortgage pass-through structures described above or in a structure similar to the CMO structure. Consistent with a Fund's investment objectives and policies, the Fund may invest in these and other types of asset-backed securities that may be developed in the future. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

      These other asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of state and federal consumer credit laws, many of which give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

      Asset-backed securities are often backed by a pool of assets representing the obligations of a number of direct parties. To reduce the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor or the underlying assets. Liquidity protection refers to the making of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantee policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated, or failure of the credit support could adversely affect the return on an investment in such a security.

Floating or Variable Rate Securities

      Floating or variable rate securities have interest rates that periodically change according to the rise and fall of a specified interest rate index or a specific fixed-income security that is used as a benchmark. The interest rate typically changes every six months, but for some securities the rate may fluctuate weekly, monthly, or quarterly. The index used is often the rate for 90- or 180-day Treasury Bills. Variable-rate and floating-rate securities may have interest rate ceilings or caps that fix the interest rate on such a security if, for example, a specified index exceeds a predetermined interest rate. If an interest rate on a security held by the Fund becomes fixed as a result of a ceiling or cap provision, the interest income received by the Fund will be limited by the rate of the ceiling or cap. In addition, the principal values of these types of securities will be adversely affected if market interest rates continue to exceed the ceiling or cap rate.

Loan Transactions

      Loan transactions involve the lending of securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrage, or other securities transactions. If made, loans of portfolio securities by a Fund will be in conformity with applicable federal and state rules and regulations. The purpose of a qualified loan transaction is to afford a Fund the opportunity to continue to earn income on the securities loaned and at the same time to earn income on the collateral held by it.


      It is the view of the Staff of the Securities and Exchange Commission ("SEC") that a Fund is permitted to engage in loan transactions only if the following conditions are met: (1) the Fund must receive at least 100 percent collateral in the form of cash or cash equivalents, e.g., U.S. Treasury bills or notes, or an irrevocable letter of credit; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the level of the collateral; (3) the Fund must be able to terminate the loan, after notice, at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; (6) voting rights on the securities loaned may pass to the borrower; however, if a material event affecting the investment occurs, the Board of Trustees must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the Board to vote proxies. Excluding items (1) and (2), these practices may be amended from time to time as regulatory provisions permit.

      While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied if the borrower fails financially, loans will be made only to firms deemed by the Advisor to be of good standing and will not be made unless, in the judgment of the Advisor, the consideration to be earned from such loans would justify the risk.

Options and Financial Futures Transactions

      Certain Funds may invest up to 5 percent of their net assets in premiums on put and call exchange-traded options. A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). A put option gives the buyer the right to sell a security at the exercise price at any time until the expiration date. The Fund may also purchase options on securities indices. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. A Fund may enter into closing transactions, exercise its options, or permit the options to expire.

      A Fund may also write call options, but only if such options are covered. A call option is covered if written on a security a Fund owns or if the Fund has an absolute and immediate right to acquire that security without additional cash consideration upon conversion or exchange of other securities held by the Fund. If additional cash consideration is required, that amount must be held in a segregated account by the Fund's custodian bank. A call option on a securities index is covered if the Fund owns securities whose price changes, in the opinion of the Advisor, are expected to be substantially similar to those of the index. A call option may also be covered in any other manner in accordance with the rules of the exchange upon which the option is traded and applicable laws and regulations. Each Fund that is permitted to engage in option transactions may write such options on up to 25 percent of its net assets.

      Financial futures contracts, including interest rate futures transactions, are commodity contracts that obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a security or the cash value of a securities index, during a specified future period at a specified price. The investment restrictions regarding financial futures transactions do not limit the percentage of the Fund's assets that may be invested in financial futures transactions. None of the Funds, however, intend to enter into financial futures transactions for which the aggregate initial margin exceeds 5 percent of the net assets of the Fund after taking into account unrealized profits and unrealized losses on any such transactions it has entered into. A Fund may engage in futures transactions only on commodities exchanges or boards of trade.

      A Fund will not engage in transactions in index options, financial futures contracts, or related options for speculation. A Fund may engage in these transactions only as an attempt to hedge against market conditions affecting the values of securities that the Fund owns or intends to purchase. When a Fund purchases a put on a stock index or on a stock index future not held by the Fund, the put protects the Fund against a decline in the value of all securities held by it to the extent that the stock index moves in a similar pattern to the prices of the securities held. The correlation, however, between indices and price movements of the securities in which a Fund will generally invest may be imperfect. It is expected, nonetheless, that the use of put options that relate to such indices will, in certain circumstances, protect against declines in values of specific portfolio securities or the Fund's portfolio generally. Although the purchase of a put option may partially protect a Fund from a decline in the value of a particular security or its portfolio generally, the cost of a put will reduce the potential return on the security or the portfolio if either increases in value.

      Upon entering into a futures contract, a Fund will be required to deposit with its custodian in a segregated account cash, certain U.S. Government securities, or any other portfolio assets as permitted by the SEC's rules and regulations in an amount known as the "initial margin." This amount, which is subject to change, is in the nature of a performance bond or a good faith deposit on the contract and would be returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

      The principal risks of options and futures transactions are: (a) possible imperfect correlation between movements in the prices of options, currencies, or futures contracts and movements in the prices of the securities or currencies hedged or used for cover; (b) lack of assurance that a liquid secondary market will exist for any particular options or futures contract when needed; (c) the need for additional skills and techniques beyond those required for normal portfolio management; (d) losses on futures contracts resulting from market movements not anticipated by the Advisor; and (e) possible need to defer closing out certain options or futures contracts to continue to qualify for beneficial tax treatment afforded "regulated investment companies" under the Internal Revenue Code of 1986, as amended (the "Code").

Swap Agreements ("Swaps," "Caps," "Collars" and "Floors")

      The Funds may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.


      In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed upon level. An interest rate collar combines elements of buying a cap and selling a floor. In a total return swap agreement, the non-floating rate side of the swap is based on the total return of an individual security, a basket of securities or an index.



      The Funds may also enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities or a basket of securities that are or are not currently held by a Fund. The protection "buyer" in a credit default contract is generally obligated to pay the protection "seller" an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the "par value" (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.



      Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund's obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or "earmark" cash or assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees, or enter into certain offsetting positions, with a value at least equal to the Fund's exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or "earmark" cash or assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or "earmarking" will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund's portfolio. Such segregation or "earmarking" will not limit the Fund's exposure to loss.


      Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

      Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Funds' performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Funds may also suffer losses if they are unable to terminate outstanding swap agreements or reduce their exposure through offsetting transactions.

Foreign Equity Securities

      Foreign equity securities include common stock and preferred stock, including securities convertible into equity securities, issued by foreign companies, American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). In determining whether a company is foreign, the Advisor will consider various factors including where the company is headquartered, where the company's principal operations are located, where the company's revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending upon the circumstances.

      Foreign equity securities, which are generally denominated in foreign currencies, involve risks not typically associated with investing in domestic securities. Foreign securities may be subject to foreign taxes that would reduce their effective yield. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the unrecovered portion of any foreign withholding taxes would reduce the income a Fund receives from its foreign investments.

      Foreign investments involve other risks, including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, and the possibility of currency exchange controls. Foreign securities may also be subject to greater fluctuations in price than domestic securities. There may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those of domestic companies.

      There is generally less government regulation of stock exchanges, brokers, and listed companies abroad than in the United States. In addition, with respect to certain foreign countries, there is a possibility of the adoption of a policy to withhold dividends at the source, or of expropriation, nationalization, confiscatory taxation, or diplomatic developments that could affect investments in those countries. Finally, in the event of default on a foreign debt obligation, it may be more difficult for a Fund to obtain or enforce a judgement against the issuers of the obligation. The Funds will normally execute their portfolio securities transactions on the principal stock exchange on which the security is traded.

      The considerations noted above regarding the risk of investing in foreign securities are generally more significant for investments in emerging or developing countries, such as countries in Eastern Europe, Latin America, South America or Southeast Asia. These countries may have relatively unstable governments and securities markets in which only a small number of securities trade. Markets of developing or emerging countries may generally be more volatile than markets of developed countries. Investment in these markets may involve significantly greater risks, as well as the potential for greater gains.

      ADRs in registered form are dollar-denominated securities designed for use in the U.S. securities markets. ADRs are sponsored and issued by domestic banks and represent and may be converted into underlying foreign securities deposited with the domestic bank or a correspondent bank. ADRs do not eliminate the risks inherent in investing in the securities of foreign issuers. By investing in ADRs rather than directly in the foreign security, however, a Fund may avoid currency risks during the settlement period for either purchases or sales. There is a large, liquid market in the United States for most ADRs. GDRs are receipts representing an arrangement with a major foreign bank similar to that for ADRs. GDRs are not necessarily denominated in the currency of the underlying security. While ADRs and GDRs will generally be considered foreign securities for purposes of calculation of any investment limitation placed on a Fund's exposure to foreign securities, these securities, along with the securities of foreign companies traded on NASDAQ will not be subject to any of the restrictions placed on the Funds' ability to invest in emerging market securities.

      Additional costs may be incurred in connection with a Fund's foreign investments. Foreign brokerage commissions are generally higher than those in the United States. Expenses may also be incurred on currency conversions when a Fund moves investments from one country to another. Increased custodian costs as well as administrative difficulties may be experienced in connection with maintaining assets in foreign jurisdictions.

Foreign Fixed Income Securities

      Foreign fixed income securities include debt securities of foreign corporate issuers, certain foreign bank obligations (see "Bank Obligations"), obligations of foreign governments or their subdivisions, agencies and instrumentalities, and obligations of supranational entities such as the World Bank, the European Investment Bank, and the Asian Development Bank. Any of these securities may be denominated in foreign currency or U.S. dollars, or may be traded in U.S. dollars in the United States although the underlying security is usually denominated in a foreign currency.

      The risks of investing in foreign fixed income securities are the same as the risks of investing in foreign equity securities. Additionally, investment in sovereign debt (debt issued by governments and their agencies and instrumentalities) can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be available or willing to repay the principal and/or interest when due in accordance with the terms of the debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy toward the International Monetary Fund, and the political constraints to which a governmental entity may be subject. Governmental entities may also depend on expected disbursements from foreign governments, multilateral agencies and others to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on a governmental entity's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to service its debts in a timely manner. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt (including the Funds) may be requested to participate in the rescheduling of such debt and to the extend further loans to governmental entities. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Currency Contracts

      The value of a Fund invested in foreign securities will fluctuate as a result of changes in the exchange rates between the U.S. dollar and the currencies in which the foreign securities or bank deposits held by the Fund are denominated. To reduce or limit exposure to changes in currency exchange rates (referred to as "hedging"), a Fund may enter into forward currency exchange contracts that, in effect, lock in a rate of exchange during the period of the forward contracts. Forward contracts are usually entered into with currency traders, are not traded on securities exchanges, and usually have a term of less than one year, but can be renewed. A default on a contract would deprive a Fund of unrealized profits or force a Fund to cover its commitments for purchase or sale of currency, if any, at the market price. A Fund will enter into forward contracts only for hedging purposes and not for speculation. If required by the Investment Company Act of 1940, as amended (the "1940 Act") or the SEC, a Fund may "cover" its commitment under forward contracts by segregating cash or liquid securities with a Fund's custodian in an amount not less than the current value of the Fund's total assets committed to the consummation of the contracts. A Fund may also purchase or sell foreign currencies on a "spot" (cash) basis or on a forward basis to lock in the U.S. dollar value of a transaction at the exchange rate or rates then prevailing. A Fund will use this hedging technique in an attempt to insulate itself against possible losses resulting from a change in the relationship between the U.S. dollar and the relevant foreign currency during the period between the date a security is purchased or sold and the date on which payment is made or received.

      Hedging against adverse changes in exchange rates will not eliminate fluctuation in the prices of a Fund's portfolio securities or prevent loss if the prices of those securities decline. In addition, the use of forward contracts may limit potential gains from an appreciation in the U.S. dollar value of a foreign currency. Forecasting short-term currency market movements is very difficult, and there is no assurance that short-term hedging strategies used by a Fund will be successful.

Real Estate Investment Trusts ("REITs")

      REITs are pooled investment vehicles that invest primarily in real estate -- such as shopping centers, malls, multi-family housing, or commercial property, or real-estate related loans such as mortgages. Investing in REITs involves unique risks and may be affected by changes in the value of the underlying property owned by the REIT or affected by the quality of the credit extended. REITs are significantly affected by the market for real estate and are subject to many of the same risks associated with direct ownership in real estate. Furthermore, REITs are dependent upon management skills and subject to heavy cash flow dependency.

Repurchase Agreements

      A Fund may invest in repurchase agreements, which are agreements by which the Fund purchases a security and simultaneously commits to resell that security to the seller (a commercial bank or securities dealer) at a stated price within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus a rate of interest that is unrelated to the coupon rate or maturity of the purchased security. Repurchase agreements may be considered loans by the Fund collateralized by the underlying security. The obligation of the seller to pay the stated price is in effect secured by the underlying security. The seller will be required to maintain the value of the collateral underlying any repurchase agreement at a level at least equal to the price of the repurchase agreement. In the case of default by the seller, the Fund could incur a loss. In the event of a bankruptcy proceeding commenced against the seller, the Fund may incur costs and delays in realizing upon the collateral. A Fund will enter into repurchase agreements only with those banks or securities dealers who are deemed creditworthy pursuant to criteria adopted by the Advisor. There is no limit on the portion of a Fund's assets that may be invested in repurchase agreements with maturities of seven days or less.

Borrowing


      A Fund may borrow from a bank for temporary administrative purposes. This borrowing may be unsecured. Provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300 percent of the amount borrowed, with an exception for borrowings not in excess of 5 percent of the Fund's total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5 percent of a Fund's total assets are subject to continuous asset coverage. If the 300 percent asset coverage declines as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300 percent asset coverage. Notwithstanding the above, certain of the Funds may not borrow in excess of 5 percent of their assets at any time. A Fund also may enter into certain transactions, including reverse repurchase agreements, mortgage dollar rolls, and sale-buybacks, that can be viewed as constituting a form of borrowing or financing transaction by the Fund. To the extent a Fund covers its commitment under such transactions (or economically similar transaction) by the segregation of assets determined in accordance with procedures adopted by the Board of Trustees, equal in value to the amount of the Fund's commitment to repurchase, such an agreement will not be considered a "senior security" by the Fund and therefore will not be subject to the 300 percent asset coverage requirement otherwise applicable to borrowings by the Fund. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.


Illiquid Securities

      Illiquid securities are securities that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price used to determine the Fund's net asset value. Under current interpretations of the Staff of the SEC, the following instruments in which a Fund may invest will be considered illiquid: (1) repurchase agreements maturing in more than seven days; (2) restricted securities (securities whose public resale is subject to legal restrictions, except as described in the following paragraph); (3) options, with respect to specific securities, not traded on a national securities exchange that are not readily marketable; and (4) any other securities in which a Fund may invest that are not readily marketable.

      Notwithstanding the restrictions applicable to investments in illiquid securities described in the relevant chart below, the Funds may purchase without limit certain restricted securities that can be resold to qualifying institutions pursuant to a regulatory exemption under Rule 144A ("Rule 144A securities"). If a dealer or institutional trading market exists for Rule 144A securities, such securities are deemed to be liquid and thus exempt from that Fund's liquidity restrictions.


      Under the supervision of the Board of Trustees of the Funds, the Advisor determines the liquidity of the Funds' portfolio securities, including Rule 144A securities, and, through reports from the Advisor, the Board of Trustees monitors trading activity in these securities. In reaching liquidity decisions, the Advisor will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the procedures for the transfer). If institutional trading in Rule 144A securities declines, a Fund's liquidity could be adversely affected to the extent it is invested in such securities.

Convertible Securities and Warrants

      Convertible debentures are interest-bearing debt securities, typically unsecured, that represent an obligation of the corporation providing the owner with claims to the corporation's earnings and assets before common and preferred stock owners, generally on par with unsecured creditors. If unsecured, claims of convertible debenture owners would be inferior to claims of secured debt holders. Convertible preferred stocks are securities that represent an ownership interest in a corporation providing the owner with claims to the corporation's earnings and assets before common stock owners, but after bond owners. Investments by a Fund in convertible debentures or convertible preferred stock would be a substitute for an investment in the convertible security if available in quantities necessary to satisfy the Fund's investment needs (for example, in the case of a new issuance of convertible securities) or where, because of financial market conditions, the conversion price of the convertible security is comparable to the price of the underlying common stock, in which case a preferred position with respect to the corporation's earnings and assets may be preferable to holding common stock.

      Warrants are options to buy a stated number of underlying securities at a specified price any time during the life of the warrants. The securities underlying these warrants will be the same types of securities that a Fund will invest in to achieve its investment objective of capital appreciation. The purchaser of a warrant expects the market price of the underlying security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus resulting in a profit. If the market price never exceeds the purchase price plus the exercise price of the warrant before the expiration date of the warrant, the purchaser will suffer a loss equal to the purchase price of the warrant.

      To the extent the Conservative High Yield Fund acquires common stock through exercise of conversion rights or warrants or acceptance of exchange or similar offers, the common stock will not be retained in the portfolio. Orderly disposition of these equity securities will be made consistent with management's judgment as to the best obtainable price.

Dollar Roll Transactions

      "Dollar roll" transactions consist of the sale by a Fund to a bank or broker-dealer (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date and at agreed price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a new purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Fund agrees to buy a security on a future date.

      A Fund will not use such transactions for leveraging purposes and, accordingly, will segregate liquid assets in an amount sufficient to meet their purchase obligations under the transactions. The Funds will also maintain asset coverage of at least 300 percent for all outstanding firm commitments, dollar rolls and other borrowings.

      Dollar rolls may be treated for purposes of the 1940 Act as borrowings of the Fund because they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to the Fund. For example, while a Fund receives a fee as consideration for agreeing to repurchase the security, the Fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments received by the counterparty may exceed the fee received by the Fund, thereby effectively charging the Fund interest on its borrowing. Further, although the Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decease the cost of the Fund's borrowing.

When-Issued Securities

      When-issued, delayed-delivery and forward transactions generally involve the purchase of a security with payment and delivery in the future (i.e., beyond normal settlement). A Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner. To the extent a Fund engages in when-issued and delayed-delivery transactions, it will do so to acquire portfolio securities consistent with its investment objectives and policies and not for investment leverage. A Fund may use spot and forward currency exchange transactions to reduce the risk associated with fluctuations in exchange rates when securities are purchased or sold on a when-issued or delayed delivery basis.

Zero-Coupon and Pay-in-Kind Securities

      A zero-coupon security has no cash coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest equivalent received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. Pay-in-kind securities are securities that pay interest in either cash or additional securities, at the issuer's option, for a specified period. The price of pay-in-kind securities is expected to reflect the market value of the underlying accrued interest, since the last payment. Zero-coupon and pay-in-kind securities are more volatile than cash pay securities. The Fund accrues income on these securities prior to the receipt of cash payments. The Fund intends to distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax laws and may, therefore, need to use its cash reserves to satisfy distribution requirements.

Temporary Investments

      When, as a result of market conditions, the Advisor determines a temporary defensive position is warranted to help preserve capital, a Fund may without limit temporarily retain cash, or invest in prime commercial paper, high-grade debt securities, securities of the U.S. Government and its agencies and instrumentalities, and high-quality money market instruments, including repurchase agreements. When a Fund assumes a temporary defensive position, it is not invested in securities designed to achieve its investment objective.

Non-Diversified

      The Oregon Intermediate Municipal Bond Fund and the Technology Fund are "non-diversified," which means that they may invest a greater percentage of their assets in the securities of a single issuer than the other Funds. Non-diversified funds are more susceptible to risks associated with a single economic, political, or regulatory occurrence than a more diversified portfolio might be. Some of those issuers also may present substantial credit or other risks. Similarly, the Oregon Intermediate Municipal Bond Fund may be more sensitive to adverse economic, business or political developments in the State of Oregon and also if it invests a substantial portion of its assets in the bonds of similar projects.

                  Chart of Securities and Investment Practices


                                  CMCG       CSCG      CREF      CTF        CSIF
                                  ----       ----      ----      ---        ----
Investment Grade Securities     *          *          *        *          *
(Baa or higher by Moody's, BBB
or higher by S&P or believed
by the Advisor to be
equivalent), other than U.S.
Government obligations and
municipal securities
Non-Investment Grade            NA         NA         NA       NA         NA
Securities
Domestic Bank Obligations       *          *          *        *          *
U.S. Government Securities      *          *          *        *          *
Mortgage-Backed Securities      NA         NA         NA       NA         NA
CMOs                            NA         NA         NA       NA         NA
Asset-Backed Securities         NA         NA         NA       NA         NA
Floating or Variable Rate       NA         NA         NA       NA         NA
Loan Transactions               X          O          O        O          O
Options & Financial Futures     O          O          O        O          O
Foreign Equities(1)
  Developed Markets             20%, O     20%, +     20%, O   33%, O     33%, +
  Emerging Markets(2)           X          X          X        X          +
ADRs, GDRs and NASDAQ-listed    20%, O     20%, X     O        33%, O     33%, +
foreign securities(1)
Currency Contracts
  Hedging                       O          O          O        O          O
  Speculation                   X          X          X        X          X
  Spot Basis                    O          O          O        O          O
Repurchase Agreements           *          *          *        *          *
Illiquid (exclude 144A          15%, O     15%, O     15%, O   15%, O     15%, O
securities from definition of
illiquid with board
supervision)
Convertible                     +          +          +        +          +
Securities/Warrants
Small Companies                 +          +          +        +          +
Dollar Roll Transactions        NA         NA         NA       NA         NA
Swap Agreements                 NA         NA         NA       NA         NA
When-Issued Securities          O          O          O        O          O
Foreign Fixed Income            NA         NA         NA       NA         NA
Securities
(including Foreign Bank
Obligations)
Zero Coupon/Pay in Kind         NA         NA         NA       NA         NA
Real Estate (excluding REITs)   X          X          X        X          X
REITs                           +          O          +        O          +
Borrowing                       5%, *      5%, *      5%, *    33.3%, *   33.3%, *


+     Permitted - Part of principal investment strategy
X      Not permitted either as a non-fundamental or fundamental policy
O     Permitted - Not a principal investment strategy
*      Temporary Investment or cash management purposes
%     Percentage of net assets (unless "total assets" specified) that Fund may invest
NA    Not part of investment strategy

(1)Any limitation on foreign investments includes investments in both foreign securities purchased in foreign markets and ADRs, GDRs and NASDAQ-listed foreign securities.


(2)ADRs, GDRs and NASDAQ-listed securities are not subject to this limitation, even if the issuer is headquartered in, has its principal operations in, derives its revenues from, has its principal trading market located in or was legally organized in an emerging market country.

                                                           CMBF      CHYF      CBF
                                                           ----      ----      ---
                    Investment Grade Securities (Baa or
                    higher by Moody's, BBB or higher by
                    S&P or believed by the Advisor to
                    be equivalent), other than U.S.
                    Government obligations and
                    municipal securities                 O          O        +
                    Non-Investment Grade Securities      NA         +        10%, O
                    Domestic Bank Obligations            *          *        *
                    Commercial Paper                     *          *        *
                    U.S. Government Securities           *          *        +
                    Mortgage-Backed Securities           NA         O        +
                    CMOs                                 NA         O        +
                    Asset-Backed Securities              NA         O        +
                    Floating or Variable Rate            O          O        +
                    Loan Transactions                    O          O        X
                    Options & Financial Futures          +          O        +
                    Foreign Equities(1)
                      Developed Markets                  NA         NA       33.3%, O
                      Emerging Markets(2)                NA         NA       X
                    ADRs, GDRs and NASDAQ-listed
                    foreign securities(1)                NA         NA       33.3%, O
                    Currency Contracts
                      Hedging                            NA         NA       O
                      Speculation                        NA         NA       X
                      Spot Basis                         NA         NA       O
                    Repurchase Agreements                *          *        *
                    Illiquid (excludes 144A securities
                    from definition of illiquid with
                    board supervision)                   15%, O     15%, O   15%, O
                    Convertible Securities/Warrants      NA         O        O
                    Small Companies                      NA         +        O
                    Dollar Roll Transactions             NA         O        +
                    Swap Agreements                      O          O        O
                    When-Issued Securities               O          O        O
                    Foreign Fixed Income Securities
                    (including Foreign Bank
                    Obligations)                         NA         10%, O   20%, O
                    Zero Coupon/Pay in Kind              +          O        O
                    Real Estate (excluding REITs)        X          X        X
                    REITs                                NA         O        O
                    Borrowing                            33.3%, *   5%, *    5%, *
                    Municipal Bonds                      +          NA       O

+     Permitted - Part of principal investment strategy
X      Not permitted either as a non-fundamental or fundamental policy
O     Permitted - Not a principal investment strategy
*      Temporary Investment or cash management purposes
%     Percentage of net assets (unless "total assets" specified) that Fund may invest
NA    Not part of investment strategy

(1)Any limitation on foreign investments includes investments in both foreign securities purchased in the foreign markets, together with the purchase of ADRs, GDRs and NASDAQ-listed foreign securities.


(2)ADRs, GDRs, and NASDAQ-listed foreign securities are not subject to this limitation, even if the issuer is headquartered in, has its principal operations in, derives its revenues from, has its principal trading market located in or was legally organized in an emerging market country.

--------------------------------------------------------------------------------

                            INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------


Each Fund's Prospectus sets forth the investment goals and principal investment strategies applicable to such Fund. The following is a list of investment restrictions applicable to each Fund. If a percentage limitation is adhered to at the time of an investment by a Fund, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of the restriction. Except as stated otherwise below, a Fund may not change these restrictions without the approval of a majority of its shareholders, which means the vote at any meeting of shareholders of a Fund of
(i) 67 percent or more of the shares present or represented by proxy at the meeting (if the holders of more than 50 percent of the outstanding shares are present or represented by proxy) or (ii) more than 50 percent of the outstanding shares, whichever is less.


Each Fund may not, as a matter of fundamental policy:

1. Underwrite any issue of securities issued by other persons within the meaning of the Securities Act of 1933, as amended ("1933 Act") except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered investment companies.
2. Purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.
3. Purchase or sell commodities, except that a Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.
4. With the exception of the Real Estate Fund, which will invest at least 65% of the value of its total assets in securities of companies principally engaged in the real estate industry, purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
7. With the exception of the Oregon Intermediate Municipal Bond Fund and the Technology Fund, purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and
       (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

COLUMBIA MID CAP GROWTH FUND


      The following is a list of non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given (60 days notice in the case of non-fundamental restriction #2) to shareholders of the Fund.

      The Fund may not:

             1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

             2. Invest less than 80% of its assets in the stocks of mid-cap companies (those stocks with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Russell Mid Cap Index), except when the Fund is taking a temporary defensive position due to a determination by the Fund's Advisor that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities.


             3. Invest more than 20% of its total assets in foreign securities.



             4. Acquire securities of other registered open-end investment companies in reliance on Section 12(d)(1)(F) or (G) of the Investment Company Act of 1940.


COLUMBIA SMALL CAP GROWTH FUND I

      The following is a list of non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given (60 days notice in the case of non-fundamental restriction #2) to shareholders of the Fund.

      The Fund may not:

             1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

             2. Invest less than 80% of its assets in the stocks of small-cap companies (those stocks with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the S&P SmallCap 600 Index), except when the Fund is taking a temporary defensive position due to a determination by the Fund's investment Advisor that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities.


             3. Invest more than 20% of its total assets in foreign securities.



COLUMBIA REAL ESTATE EQUITY FUND


      The following is a list of non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.

      The Fund may not:

             1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

COLUMBIA TECHNOLOGY FUND


      The following is a list of non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.

      The Fund may not:

             1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.


COLUMBIA STRATEGIC INVESTOR FUND


      The following is a list of non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.

      The Fund may not:

             1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.


             2. Acquire securities of other registered open-end investment companies in reliance on Section 12(d)(1)(F) or (G) of the Investment Company Act of 1940.



COLUMBIA BALANCED FUND


      The following is a list of non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.

      The Fund may not:

             1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

COLUMBIA CONSERVATIVE HIGH YIELD FUND

      The following is a list of non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.

      The Fund may not:

             1. Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.


             2. Acquire securities of other registered open-end investment companies in reliance on Section 12(d)(1)(F) or (G) of the Investment Company Act of 1940.

--------------------------------------------------------------------------------

                                   MANAGEMENT
--------------------------------------------------------------------------------


      Each Fund is managed under the supervision of its Board of Trustees, which has responsibility for overseeing decisions relating to the investment policies and goals of the Fund. The Board of Trustees of each Fund meets quarterly to review the Fund's investment policies, performance, expenses, and other business matters. Information regarding the Trustees and officers of the Funds together with their principal business occupations during the last five years (their titles may have varied during that period) is shown below. Unless otherwise noted, the address for each Trustee and officer is c/o Columbia Funds, Mail Stop MA5-515-11-05, One Financial Center, Boston, MA 02111. There is no family relationship between any of the Trustees.



      Columbia Management Advisors, LLC ("Columbia Advisors"), located at 100 Federal Street, Boston, Massachusetts 02110, is the Funds' investment advisor. Columbia Advisors is responsible for the Funds' management, subject to oversight by the Funds' Board of Trustees. Columbia Advisors is a direct, wholly owned subsidiary of Columbia Management Group, LLC ("CMG"), which in turn is a direct, wholly owned subsidiary of Bank of America, which in turn is a wholly owned banking subsidiary of Bank of America Corporation, a financial services holding company organized as a Delaware Corporation. Columbia Advisors, a registered investment advisor, has been an investment advisor since 1995.



      The overall investment activities of the Advisor and its affiliates may limit the investment opportunities for a Fund in certain markets in which limitations are imposed by regulators upon the amount of investment by affiliated investors, in the aggregate or in individual issuers. From time to time, a Fund's activities also may be restricted because of regulatory restrictions applicable to the Advisor and its affiliates, and/or their internal policies.



      The "Columbia Fund Complex" includes all of the registered investment companies to which the Advisor and its affiliates provide investment advisory services.

Trustees and Officers



DISINTERESTED TRUSTEES:



                                                                                      NUMBER OF
                                                                                    PORTFOLIOS IN
                                                                                    COLUMBIA FUND
                                       YEAR FIRST ELECTED                              COMPLEX
        NAME AND          POSITION(S)     OR APPOINTED     PRINCIPAL OCCUPATION(S)    OVERSEEN      OTHER DIRECTORSHIPS
     YEAR OF BIRTH        WITH FUNDS     TO OFFICE (1)     DURING PAST FIVE YEARS    BY TRUSTEE          HELD (2)
------------------------  -----------  ------------------  -----------------------  -------------  ---------------------
Douglas A. Hacker          Trustee            1996         Independent business          81        Nash Finch Company
(Born 1955)                                                executive since May,                    (food distributor);
                                                           2006; Executive Vice                    Aircastle Limited
                                                           President - Strategy of                 (aircraft leasing)
                                                           United Airlines
                                                           (airline) from
                                                           December, 2002 to May,
                                                           2006; President of UAL
                                                           Loyalty Services
                                                           (airline marketing
                                                           company) from
                                                           September, 2001 to
                                                           December, 2002;
                                                           Executive Vice
                                                           President and Chief
                                                           Financial Officer of
                                                           United Airlines from
                                                           July, 1999 to
                                                           September, 2001.

                                                                                      NUMBER OF
                                                                                    PORTFOLIOS IN
                                                                                    COLUMBIA FUND
                                       YEAR FIRST ELECTED                              COMPLEX
        NAME AND          POSITION(S)     OR APPOINTED     PRINCIPAL OCCUPATION(S)    OVERSEEN      OTHER DIRECTORSHIPS
     YEAR OF BIRTH        WITH FUNDS     TO OFFICE (1)     DURING PAST FIVE YEARS    BY TRUSTEE          HELD (2)
------------------------  -----------  ------------------  -----------------------  -------------  ---------------------
Janet Langford Kelly       Trustee            1996         Deputy General                81                None
(Born 1957)                                                Counsel - Corporate
                                                           Legal Services, Conoco
                                                           Phillips (integrated
                                                           petroleum company)
                                                           since August, 2006;
                                                           Partner, Zelle,
                                                           Hoffman, Voelbel, Mason
                                                           & Gette LLP (law firm)
                                                           from March, 2005 to
                                                           July, 2006; Adjunct
                                                           Professor of Law,
                                                           Northwestern
                                                           University, from
                                                           September, 2004 to
                                                           June, 2006; Director
                                                           UAL Corporation
                                                           (airline) from
                                                           February, 2006 to July,
                                                           2006; Chief
                                                           Administrative Officer
                                                           and Senior Vice
                                                           President, Kmart
                                                           Holding Corporation
                                                           (consumer goods), from
                                                           September, 2003 to
                                                           March, 2004; Executive
                                                           Vice President -
                                                           Corporate Development
                                                           and Administration,
                                                           General Counsel and
                                                           Secretary, Kellogg
                                                           Company (food
                                                           manufacturer), from
                                                           September, 1999 to
                                                           August, 2003.

Richard W. Lowry           Trustee            1995         Private Investor since        83                None
(Born 1936)                                                August, 1987 (formerly
                                                           Chairman and Chief
                                                           Executive Officer, U.S.
                                                           Plywood Corporation
                                                           (building products
                                                           manufacturer) until
                                                           1987).

                                                                                      NUMBER OF
                                                                                    PORTFOLIOS IN
                                                                                    COLUMBIA FUND
                                       YEAR FIRST ELECTED                              COMPLEX
        NAME AND          POSITION(S)     OR APPOINTED     PRINCIPAL OCCUPATION(S)    OVERSEEN      OTHER DIRECTORSHIPS
     YEAR OF BIRTH        WITH FUNDS     TO OFFICE (1)     DURING PAST FIVE YEARS    BY TRUSTEE          HELD (2)
------------------------  -----------  ------------------  -----------------------  -------------  ---------------------
Charles R. Nelson          Trustee            1981         Professor of Economics,       81                None
(Born 1943)                                                University of
                                                           Washington, since
                                                           January, 1976; Ford and
                                                           Louisa Van Voorhis
                                                           Professor of Political
                                                           Economy, University of
                                                           Washington, since
                                                           September, 1993;
                                                           Director, Institute for
                                                           Economic Research,
                                                           University of
                                                           Washington from
                                                           September, 2001 to
                                                           June, 2003; Adjunct
                                                           Professor of
                                                           Statistics, University
                                                           of Washington, since
                                                           September, 1980;
                                                           Associate Editor,
                                                           Journal of Money Credit
                                                           and Banking, since
                                                           September, 1993;
                                                           consultant on
                                                           econometric and
                                                           statistical matters.

John J. Neuhauser          Trustee            1985         University Professor,         83                None
(Born 1942)                                                Boston College since
                                                           November, 2005;
                                                           Academic Vice President
                                                           and Dean of Faculties
                                                           Boston College from
                                                           August, 1999 to
                                                           October, 2005.

Patrick J. Simpson         Trustee            2000         Partner, Perkins Coie         81                None
(Born 1944)                                                L.L.P. (law firm).

Thomas E. Stitzel          Trustee            1998         Business Consultant           81                None
(Born 1936)                                                since 1999; Chartered
                                                           Financial Analyst.

                                                                                      NUMBER OF
                                                                                    PORTFOLIOS IN
                                                                                    COLUMBIA FUND
                                       YEAR FIRST ELECTED                              COMPLEX
        NAME AND          POSITION(S)     OR APPOINTED     PRINCIPAL OCCUPATION(S)    OVERSEEN      OTHER DIRECTORSHIPS
     YEAR OF BIRTH        WITH FUNDS     TO OFFICE (1)     DURING PAST FIVE YEARS    BY TRUSTEE          HELD (2)
------------------------  -----------  ------------------  -----------------------  -------------  ---------------------
Thomas C. Theobald         Trustee            1996         Partner and Senior            81        Anixter International
(Born 1937)                  and                           Advisor, Chicago Growth                 (network support
                          Chairman of                      Partners (private                       equipment
                          the Board                        equity investing) since                 distributor); Ventas,
                                                           September, 2004;                        Inc. (real estate
                                                           Managing Director,                      investment trust);
                                                           William Blair Capital                   Jones Lang LaSalle
                                                           Partners (private                       (real estate
                                                           equity investing) from                  management services)
                                                           September, 1994 to                      and Ambac Financial
                                                           September, 2004.                        (financial guaranty
                                                                                                   insurance)

Anne-Lee Verville          Trustee            1998         Retired since 1997            81        Chairman of the Board
(Born 1945)                                                (formerly General                       of Directors, Enesco
                                                           Manager, Global                         Group, Inc. (producer
                                                           Education Industry, IBM                 of giftware and home
                                                           Corporation (computer                   and garden decor
                                                           and technology) from                    products)
                                                           1994 to 1997).

INTERESTED TRUSTEE:



                                                                                      NUMBER OF
                                                                                    PORTFOLIOS IN
                                                                                      COLUMBIA
                                                                    PRINCIPAL           FUND
                                            YEAR FIRST            OCCUPATION(S)        COMPLEX               OTHER
       NAME AND          POSITION(S)        ELECTED OR          DURING PAST FIVE     OVERSEEN BY         DIRECTORSHIPS
     YEAR OF BIRTH       WITH FUNDS   APPOINTED TO OFFICE (1)         YEARS            TRUSTEE              HELD (2)
-----------------------  -----------  -----------------------  -------------------  -------------  --------------------------
William E. Mayer(3)       Trustee              1994            Partner, Park             81        Lee Enterprises (print
(Born 1940)                                                    Avenue Equity                       media), WR Hambrecht + Co.
                                                               Partners (private                   (financial service
                                                               equity) since                       provider); Reader's Digest
                                                               February, 1999;                     (publishing)
                                                               Dean and Professor,
                                                               College of
                                                               Business,
                                                               University of
                                                               Maryland, 1992 to
                                                               1997.



(1) The date shown is the earliest date on which a Trustee was elected or appointed to the board of a fund in the Columbia Fund Complex.



(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").



(3) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht + Co., a registered broker-dealer that may execute portfolio transactions for or engage in principal transactions with the Fund or other clients or other funds or clients advised by the Advisor or its affiliates.

PRINCIPAL OFFICERS:


     NAME, YEAR OF       POSITION(S)
         BIRTH              WITH        YEAR FIRST ELECTED                   PRINCIPAL OCCUPATION(S)
      AND ADDRESS           FUNDS     OR APPOINTED TO OFFICE                 DURING PAST FIVE YEARS
-----------------------  -----------  ----------------------  -----------------------------------------------------

Christopher L. Wilson    President          Since 2004        Head of Mutual Funds since August, 2004 and Managing
(Born 1957)                                                   Director of the Advisor since September, 2005;
                                                              President and Chief Executive Officer, CDC IXIS Asset
                                                              Management Services, Inc. (investment management)
                                                              from September, 1998 to August, 2004.

James R. Bordewick, Jr.  Senior Vice           2006           Associate General Counsel, Bank of America since
(Born 1959)              President,                           April, 2005; Senior Vice President and Associate
                         Secretary                            General Counsel, MFS Investment Management
                         and Chief                            (investment management) prior to April, 2005.
                           Legal
                          Officer

J. Kevin Connaughton     Senior Vice        Since 2000        Managing Director of the Advisor since February 1998.
(Born 1964)              President,
                           Chief
                         Financial
                         Officer and
                         Treasurer

Mary Joan Hoene          Senior Vice        Since 2004        Senior Vice President and Chief Compliance Officer of
(Born 1949)              President                            various funds in the Columbia Funds Complex; Partner,
100 Federal Street       and Chief                            Carter, Ledyard & Milburn LLP from January, 2001 to
Boston, MA 02110         Compliance                           August, 2004.
                          Officer

Michael G. Clarke          Chief            Since 2004        Director of Fund Administration since January, 2006;
(Born 1969)              Accounting                           Managing Director of Columbia Management Advisors LLC
                         Officer and                          since September, 2004 to December, 2005; Vice
                         Assistant                            President Fund Administration from June, 2002 to
                         Treasurer                            September, 2004; Vice President, Product Strategy &
                                                              Development from February, 2001 to June, 2002.

Stephen T. Welsh            Vice               1996           President, Columbia Management Services, Inc. since
(Born 1957)              President                            July, 2004; Senior Vice President and Controller,
                                                              Columbia Management Services, Inc. prior to July,
                                                              2004.

Jeffrey R. Coleman         Deputy           Since 2004        Director of Fund Administration since January, 2006.
(Born 1969)              Treasurer                            Fund Controller from October, 2004 to January, 2006;
                                                              Vice President of CDC IXIS Asset Management Services,
                                                              Inc. (investment management) from August, 2000 to
                                                              September, 2004.

Joseph F. DiMaria          Deputy              2004           Director of Fund Administration since January, 2006;
(Born 1968)              Treasurer                            Head of Tax/Compliance and Assistant Treasurer from
                                                              November, 2004 to December, 2005; Director of Trustee
                                                              Administration (Sarbanes-Oxley) from May, 2003 to
                                                              October, 2004; Senior Audit Manager, Pricewaterhouse
                                                              Coopers (independent registered public accounting
                                                              firm) from July, 2000 to April, 2003.

     NAME, YEAR OF       POSITION(S)
         BIRTH              WITH        YEAR FIRST ELECTED                   PRINCIPAL OCCUPATION(S)
      AND ADDRESS           FUNDS     OR APPOINTED TO OFFICE                 DURING PAST FIVE YEARS
-----------------------  -----------  ----------------------  -----------------------------------------------------
Ty S. Edwards              Deputy              2004           Director of Fund Administration since January, 2006;
(Born 1966)              Treasurer                            Vice President of the Advisor from July, 2002 to
                                                              December, 2005; Assistant Vice President and
                                                              Director, State Street Corporation (financial
                                                              services) prior to 2002.

Kathryn Dwyer-Thompson   Assistant             2006           Vice President, Mutual Fund Accounting Oversight of
(Born 1967)              Treasurer                            the Advisor since December, 2004; Vice President,
                                                              State Street Corporation (financial services) prior
                                                              to December, 2004.

Marybeth C. Pilat        Assistant             2006           Vice President, Mutual Fund Valuation of the Advisor
(Born 1968)              Treasurer                            since January, 2006; Vice President, Mutual Fund
                                                              Accounting Oversight of the Advisor prior to January,
                                                              2006.

Philip N. Prefontaine    Assistant             2006           Vice President, Mutual Fund Reporting of the Advisor
(Born 1948)              Treasurer                            since November, 2004; Assistant Vice President of CDC
                                                              IXIS Asset Management Services, Inc. (investment
                                                              management) prior to November, 2004.

Keith E. Stone           Assistant             2006           Vice President, Trustee Reporting of the Advisor
(Born 1974)              Treasurer                            since September, 2003; Manager, Investors Bank &
                                                              Trust Company (financial services) from December,
                                                              2002 to September, 2003; Audit Senior, Deloitte &
                                                              Touche, LLP (independent registered public accounting
                                                              firm) prior to December, 2002.

Barry S. Vallan          Controller            2006           Vice President -- Fund Treasury of the Advisor since
(Born 1969)                                                   October, 2004; Vice President -- Trustee Reporting
                                                              from April, 2002 to October, 2004; Management
                                                              Consultant, PricewaterhouseCoopers (independent
                                                              registered public accounting firm) prior to October,
                                                              2002.

Peter T. Fariel          Assistant             2006           Associate General Counsel, Bank of America since
(Born 1957)              Secretary                            April, 2005; Partner, Goodwin Procter LLP (law firm)
                                                              prior to April, 2005.

Ryan C. Larrenaga        Assistant             2005           Assistant General Counsel, Bank of America since
(Born 1970)              Secretary                            March, 2005; Associate, Ropes & Gray LLP (law firm)
                                                              from 1998 to February, 2005.

Barry S. Finkle          Assistant             2003           Senior Manager and Head of Fund Performance of the
(Born 1965)              Treasurer                            Advisor since January, 2001.

Julian Quero             Assistant             2003           Senior Compliance Manager of the Advisor since April,
(Born 1967)              Treasurer                            2002; Assistant Vice President of Taxes and
                                                              Distributions of the Advisor from 2001 to April,
                                                              2002.



      Each of the Trust's Trustees and officers hold comparable positions with certain other funds of which the Advisor or its affiliates is the investment advisor or distributor and, in the case of certain of the officers, with certain affiliates of the Advisor.

      The Trustees and officers serve terms of indefinite duration. Each Fund held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter to elect Trustees.



Role of the Board of Trustees



      The Trustees of the Funds are responsible for the overall management and supervision of the Funds' affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with service providers for the Funds and review the Funds' performance. The Trustees have created several committees to perform specific functions for the Funds.


AUDIT COMMITTEE


      Ms. Verville and Messrs. Hacker and Stitzel are members of the Audit Committee of the Board of Trustees of the Funds. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent registered public accounting firm, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Funds and certain service providers. For the fiscal year ended August 31, 2006, the Audit Committee convened 10 times.


GOVERNANCE COMMITTEE


      Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board of Trustees of the Funds. The Governance Committee's functions include recommending to the Trustees nominees for independent Trustee positions and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisor. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Funds. For the fiscal year ended August 31, 2006, the Governance Committee convened 4 times.


ADVISORY FEES & EXPENSES COMMITTEE


      Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees & Expenses Committee of the Board of Trustees of the Funds. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. For the fiscal year ended August 31, 2006, the Advisory Fees & Expenses Committee convened 6 times.


COMPLIANCE COMMITTEE


      Ms. Kelly, Messrs. Nelson, Simpson and Stitzel and Ms. Verville are members of the Compliance Committee of the Board of Trustees of the Funds. The Compliance Committee's functions include providing oversight of the monitoring processes and controls regarding the Funds. The Committee uses legal, regulatory and internal rules, policies, procedures and standards other than those relating to accounting matters and oversight of compliance by the Funds' investment advisor, principal underwriter and transfer agent. For the fiscal year ended August 31, 2006, the Compliance Committee convened 9 times.


INVESTMENT OVERSIGHT COMMITTEES


      Each Trustee of the Funds also serves on an Investment Oversight Committee ("IOC"). Each IOC is responsible for monitoring, on an ongoing basis, a select group of funds in the Columbia Fund Complex and give particular consideration to such matters as the Funds' adherence to their investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC meets four times a year. The following are members of the respective IOCs and the general categories of funds in the Columbia Fund Complex which they review:



      IOC#1: Messrs. Lowry, Mayer and Neuhauser are responsible for reviewing funds in the following asset categories: Large
                  Growth Diversified, Large Growth Concentrated, Small Growth,
                  Outside Managed (i.e., sub-advised) and Municipal

      IOC#2: Mr. Hacker and Ms. Verville are responsible for reviewing funds in the following asset categories: Large Blend, Small
                  Blend, Foreign Stock, Fixed Income - Multi Sector and Fixed
                  Income - Core.

      IOC#3: Messrs. Theobald and Stitzel and Ms. Kelly are responsible for reviewing funds in the following asset categories: Large
                  Value, Mid Cap Value, Small Value, Asset Allocation, High
                  Yield and Money Market

      IOC#4: Messrs. Nelson and Simpson are responsible for reviewing funds in the following asset categories: Large/MultiCap
                  Blend, Mid Cap Growth, Small Growth, Asset Allocation,
                  Specialty Equity and Taxable Fixed Income



      The following table sets forth the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2005 (i) in each individual Fund and (ii) in the Columbia Fund Complex:



DISINTERESTED TRUSTEES:



                                            DOUGLAS A.       JANET LANGFORD       RICHARD W.
             NAME OF FUND                     HACKER             KELLY              LOWRY
             ------------                ----------------   ----------------   ----------------
Balanced Fund                            None               None               None
Mid Cap Growth Fund                      None               Over $100,000      None
Small Cap Growth Fund I                  None               None               None
Real Estate Equity Fund                  None               None               None
Strategic Investor Fund                  None               None               None
Technology Fund                          None               None               None
Conservative High Yield Fund             None               None               None
Oregon Intermediate Municipal Bond Fund  None               None               None

  AGGREGATE DOLLAR RANGE OF EQUITY
     SECURITIES OWNED IN ALL FUNDS
     OVERSEEN BY TRUSTEE IN
     COLUMBIA FUND COMPLEX:              OVER $100,000      OVER $100,000      OVER $100,000



                                          DR. CHARLES R.        JOHN J.
NAME OF FUND                                  NELSON           NEUHAUSER
------------                             ----------------   ----------------
Balanced Fund                            None               None
Mid Cap Growth Fund                      $50,001-$100,000   None
Small Cap Growth Fund I                  None               None
Real Estate Equity Fund                  None               None
Strategic Investor Fund                  None               None
Technology Fund                          None               None
Conservative High Yield Fund             None               None
Oregon Intermediate Municipal Bond Fund  None               None

  AGGREGATE DOLLAR RANGE OF EQUITY
     SECURITIES OWNED IN ALL FUNDS
     OVERSEEN BY TRUSTEE IN
     COLUMBIA FUND COMPLEX:              OVER $100,000      OVER $100,000

                                            PATRICK J.         THOMAS E.
NAME OF FUND                                 SIMPSON            STITZEL
------------                             ----------------   ----------------
Balanced Fund                            $10,001-$50,000    None
Mid Cap Growth Fund                      $10,001-$50,000    None
Small Cap Growth Fund I                  None               None
Real Estate Equity Fund                  $10,001-$50,000    None
Strategic Investor Fund                  None               $10,001-$50,000
Technology Fund                          None               None
Conservative High Yield Fund             None               None
Oregon Intermediate Municipal Bond Fund  None               None

  AGGREGATE DOLLAR RANGE OF EQUITY
     SECURITIES OWNED IN ALL FUNDS
     OVERSEEN BY TRUSTEE IN
     COLUMBIA FUND COMPLEX:              OVER $100,000      $50,001-$100,000



                                            THOMAS C.           ANNE-LEE
NAME OF FUND                                 THEOBALD           VERVILLE
------------                             ----------------   ----------------
Balanced Fund                            None               None
Mid Cap Growth Fund                      None               None
Small Cap Growth Fund I                  $10,001-$50,000    None
Real Estate Equity Fund                  None               None
Strategic Investor Fund                  $10,001-$50,000    None
Technology Fund                          None               None
Conservative High Yield Fund             None               None
Oregon Intermediate Municipal Bond Fund  None               None

  AGGREGATE DOLLAR RANGE OF EQUITY
     SECURITIES OWNED IN ALL FUNDS
     OVERSEEN BY TRUSTEE IN
     COLUMBIA FUND COMPLEX:              OVER $100,000      *OVER $100,000



INTERESTED TRUSTEE:



                                            WILLIAM E.
NAME OF FUND                                  MAYER
---------------------------------------  ----------------
Balanced Fund                            None
Mid Cap Growth Fund                      None
Small Cap Growth Fund I                  None
Real Estate Equity Fund                  None
Strategic Investor Fund                  None
Technology Fund                          None
Conservative High Yield Fund             None
Oregon Intermediate Municipal Bond Fund  None

  AGGREGATE DOLLAR RANGE OF EQUITY
     SECURITIES OWNED IN ALL FUNDS
     OVERSEEN BY TRUSTEE IN
     COLUMBIA FUND COMPLEX:              $50,001-$100,000


------------


* Includes the value of compensation payable under the deferred compensation plan for independent Trustees of the Columbia Fund Complex that is determined as if the amounts deferred had been invested, as of the date of deferral, in shares of one or more funds in the Fund Complex as specified by Ms. Verville.



      As of December 31, 2005, none of the disinterested Trustees or nominees or members of their immediate families owned any securities of the Advisor or any other entity directly or indirectly controlling, controlled by, or under common control with the Advisor.

Trustee Compensation:



      The Trustees serve as trustees of 81 registered investment companies managed by the Advisor for which each Trustee will receive a retainer at the annual rate of $75,000, an attendance fee of $10,500 for each regular and special joint board meeting and $1,000 for each special telephonic joint board meeting. Mr. Theobald serves as the Chairman of the Board. As the independent chairman of the board, Mr. Theobald receives a supplemental retainer at the annual rate of $100,000; the chair of the Audit Committee receives a supplemental retainer at the annual rate of $20,000; the chair of the Advisory Fees and Expenses Committee receives a supplemental retainer at the annual rate of $15,000; the chairs of the Compliance Committee and the Governance Committee each receive supplemental retainers at the annual rate of $10,000. Members of each committee, including the Investment Oversight Committee, receive $2,500 for each committee meeting and $1,000 for each telephonic committee meeting. The Audit Committee chair receives a supplement of $500 for each Audit Committee meeting. Committee members receive $2,500 for each special committee meeting attended on a day other than a regular joint board meeting day. Two-thirds of the Trustee fees are allocated among the Funds based on each Fund's relative net assets and one-third of the fees is divided equally among the Funds.



      The following table sets forth compensation earned by the Funds' Trustees for the fiscal year ended August 31, 2006 and the calendar year ended December 31, 2005. No officer of the Funds received any compensation from the Funds in 2006.



                                                   DOUGLAS A.          JANET LANGFORD          RICHARD W.
AGGREGATE COMPENSATION FROM FUND                     HACKER                 KELLY                 LOWRY
--------------------------------               -------------------   -------------------   -------------------
Balanced Fund                                  $1,936                $1,914                $1,622
Mid Cap Growth Fund                            $4,095                $4,055                $3,441
Small Cap Growth Fund I                        $1,572                $1,555                $1,318
Real Estate Equity Fund                        $3,763                $3,719                $3,153
Strategic Investor Fund                        $2,706                $2,677                $2,269
Technology Fund                                $1,109                $1,100                $ 935
Conservative High Yield Fund                   $6,357                $6,278                $5,324
Oregon Intermediate Municipal Bond Fund        $2,343                $2,318                $1,965

  TOTAL COMPENSATION FROM
     COLUMBIA FUND COMPLEX(1):                 $111,277              $116,500              $142,500



                                                 DR. CHARLES R.            JOHN J.
AGGREGATE COMPENSATION FROM FUND                     NELSON               NEUHAUSER
--------------------------------               -------------------   -------------------
Balanced Fund                                  $1,802                $1,684
Mid Cap Growth Fund                            $3,821                $3,572
Small Cap Growth Fund I                        $1,464                $1,369
Real Estate Equity Fund                        $3,502                $3,272
Strategic Investor Fund                        $2,521                $2,356
Technology Fund                                $1,038                $ 971
Conservative High Yield Fund                   $5,912                $5,524
Oregon Intermediate Municipal Bond Fund        $2,183                $2,040

  TOTAL COMPENSATION FROM
     COLUMBIA FUND COMPLEX(1):                 $111,500              $137,833

                                                   PATRICK J.             THOMAS E.
AGGREGATE COMPENSATION FROM FUND                   SIMPSON(2)            STITZEL(3)
--------------------------------               -------------------   -------------------
Balanced Fund                                  $1,805                $1,896
Mid Cap Growth Fund                            $3,837                $4,018
Small Cap Growth Fund I                        $1,469                $1,540
Real Estate Equity Fund                        $3,507                $3,683
Strategic Investor Fund                        $2,527                $2,651
Technology Fund                                $1,046                $1,091
Conservative High Yield Fund                   $5,918                $6,219
Oregon Intermediate Municipal Bond Fund        $2,189                $2,296

  TOTAL COMPENSATION FROM
     COLUMBIA FUND COMPLEX(1):                 $107,500              $113,000



                                                    THOMAS C.             ANNE-LEE             RICHARD W.
AGGREGATE COMPENSATION FROM FUND                   THEOBALD(4)           VERVILLE(5)          WOOLWORTH(6)
--------------------------------               -------------------   -------------------   -------------------
Balanced Fund                                  $2,818                $1,896                $1,525
Mid Cap Growth Fund                            $5,931                $4,018                $3,189
Small Cap Growth Fund I                        $2,280                $1,540                $1,231
Real Estate Equity Fund                        $5,473                $3,683                $2,977
Strategic Investor Fund                        $3,928                $2,651                $2,124
Technology Fund                                $1,599                $1,091                $849
Conservative High Yield Fund                   $9,265                $6,219                $5,041
Oregon Intermediate Municipal Bond Fund        $3,404                $2,296                $1,838

  TOTAL COMPENSATION FROM
     COLUMBIA FUND COMPLEX(1):                 $205,500              $120,723              $106,500



INTERESTED TRUSTEE:



                                                    WILLIAM E
AGGREGATE COMPENSATION FROM FUND                      MAYER
--------------------------------               -------------------
Balanced Fund                                  $1,854
Mid Cap Growth Fund                            $3,919
Small Cap Growth Fund I                        $1,505
Real Estate Equity Fund                        $3,609
Strategic Investor Fund                        $2,592
Technology Fund                                $1,059
Conservative High Yield Fund                   $6,096
Oregon Intermediate Municipal Bond Fund        $2,244

  TOTAL COMPENSATION FROM
     COLUMBIA FUND COMPLEX(1):                 $147,750


------------


(1) As of December 31, 2005, the Columbia Fund Complex consisted of 159 open-end and 11 closed-end management investment company portfolios.



(2) During the fiscal year ended August 31, 2006, and the calendar year ended December 31, 2005, Mr. Simpson deferred $1,805, $3,837, $1,469, $3,507,
       $2,527, $1,046, $5,918 and $2,189 of his compensation from the Balanced Fund, Mid Cap Growth Fund, Small Cap Growth Fund I, Real Estate Equity Fund, Strategic Investor Fund, Technology Fund, Conservative High Yield Fund and Oregon Intermediate Municipal Bond Fund, respectively, and $107,500 of his total compensation from the Columbia Fund Complex pursuant to the deferred compensation plan. At December 31, 2005, the value of Mr. Simpson's account under the plan was $269,502.



(3) During the fiscal year ended August 31, 2006 and the calendar year ended December 31, 2005, Mr. Stitzel deferred $849, $1,869, $705, $1,637,
       $1,208, $532, $2,733 and $1,044 of his compensation from the Balanced Fund, Mid Cap

       Growth Fund, Small Cap Growth Fund I, Real Estate Equity Fund, Strategic Investor Fund, Technology Fund, Conservative High Yield Fund and Oregon Intermediate Municipal Bond, respectively.



(4) During the fiscal year ended August 31, 2006, and the calendar year ended December 31, 2005, Mr. Theobald deferred $1,934, $4,044, $1,560, $3,753,
       $2,689, $1,082, $6,364 and $2,330 of his compensation from the Balanced Fund, Mid Cap Growth Fund, Small Cap Growth Fund I, Real Estate Equity Fund, Strategic Investor Fund Technology Fund, Conservative High Yield Fund and Oregon Intermediate Municipal Bond Fund, respectively, and $150,000 of his total compensation from the Columbia Fund Complex pursuant to the deferred compensation plan. At December 31, 2005, the value of Mr. Theobald's account under the plan was $320,084.



(5) At December 31, 2005, the value of Ms. Verville's account under the deferred compensation plan was $683,935.



(6)    Mr. Woolworth served as Trustee until August 4, 2006.


PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the Funds' portfolio managers managed as of the Funds' fiscal year end.

COLUMBIA MID CAP GROWTH FUND

------------------------------------------------------------------------------------------------
                        OTHER SEC-REGISTERED OPEN-END AND
 PORTFOLIO MANAGERS             CLOSED-END FUNDS              OTHER POOLED INVESTMENT VEHICLES
------------------------------------------------------------------------------------------------
                       NUMBER OF ACCOUNTS       ASSETS       NUMBER OF ACCOUNTS       ASSETS
------------------------------------------------------------------------------------------------
Wayne M. Collette              9             $598 million            1              $5 million
------------------------------------------------------------------------------------------------
George J. Myers                6             $286 million            1              $5 million
------------------------------------------------------------------------------------------------

---------------------  -----------------------------------

 PORTFOLIO MANAGERS              OTHER ACCOUNTS
---------------------  -----------------------------------
                       NUMBER OF ACCOUNTS       ASSETS
-------------------------------------------------------------------------
Wayne M. Collette              20            $535 million
-----------------------------------------------------------------------------------------
George J. Myers                20            $365 million
------------------------------------------------------------------------------------------------


COLUMBIA SMALL CAP GROWTH FUND I

------------------------------------------------------------------------------------------------
                        OTHER SEC-REGISTERED OPEN-END AND
 PORTFOLIO MANAGERS             CLOSED-END FUNDS              OTHER POOLED INVESTMENT VEHICLES
------------------------------------------------------------------------------------------------
                       NUMBER OF ACCOUNTS       ASSETS       NUMBER OF ACCOUNTS       ASSETS
------------------------------------------------------------------------------------------------
Wayne M. Collette              9             $1.3 billion            1              $5 million
------------------------------------------------------------------------------------------------
George J. Myers                6             $942 million            1              $5 million
------------------------------------------------------------------------------------------------

---------------------  -----------------------------------

 PORTFOLIO MANAGERS              OTHER ACCOUNTS
---------------------  -----------------------------------
                       NUMBER OF ACCOUNTS       ASSETS
------------------------------------------------------------------------------------------------
Wayne M. Collette              20            $535 million
------------------------------------------------------------------------------------------------
George J. Myers                20            $365 million
------------------------------------------------------------------------------------------------


COLUMBIA REAL ESTATE EQUITY FUND

------------------------------------------------------------------------------------------------
                        OTHER SEC-REGISTERED OPEN-END AND
 PORTFOLIO MANAGERS             CLOSED-END FUNDS              OTHER POOLED INVESTMENT VEHICLES
------------------------------------------------------------------------------------------------
                       NUMBER OF ACCOUNTS       ASSETS       NUMBER OF ACCOUNTS       ASSETS
------------------------------------------------------------------------------------------------
Arthur J. Hurley               0                 N/A                 0                 N/A
------------------------------------------------------------------------------------------------

---------------------  -----------------------------------

 PORTFOLIO MANAGERS              OTHER ACCOUNTS
---------------------  -----------------------------------
                       NUMBER OF ACCOUNTS       ASSETS
------------------------------------------------------------------------------------------------
Arthur J. Hurley               5               $210,666
------------------------------------------------------------------------------------------------

COLUMBIA TECHNOLOGY FUND

------------------------------------------------------------------------------------------------
                        OTHER SEC-REGISTERED OPEN-END AND
 PORTFOLIO MANAGERS             CLOSED-END FUNDS              OTHER POOLED INVESTMENT VEHICLES
------------------------------------------------------------------------------------------------
                       NUMBER OF ACCOUNTS       ASSETS       NUMBER OF ACCOUNTS       ASSETS
------------------------------------------------------------------------------------------------

Wayne M. Collette              9             $1.3 billion            1              $5 million
------------------------------------------------------------------------------------------------

---------------------  -----------------------------------

 PORTFOLIO MANAGERS              OTHER ACCOUNTS
---------------------  -----------------------------------
                       NUMBER OF ACCOUNTS       ASSETS
------------------------------------------------------------------------------------------------
Wayne M. Collette              20            $535 million
------------------------------------------------------------------------------------------------


COLUMBIA STRATEGIC INVESTOR FUND

------------------------------------------------------------------------------------------------
                        OTHER SEC-REGISTERED OPEN-END AND
 PORTFOLIO MANAGERS             CLOSED-END FUNDS              OTHER POOLED INVESTMENT VEHICLES
------------------------------------------------------------------------------------------------
                       NUMBER OF ACCOUNTS       ASSETS       NUMBER OF ACCOUNTS       ASSETS
------------------------------------------------------------------------------------------------
Emil A. Gjester                1             $123 million            0                 N/A
------------------------------------------------------------------------------------------------
Jonas Patrikson                1             $123 million            0                 N/A
------------------------------------------------------------------------------------------------
Michael T. Welter              1             $123 million            0                 N/A
------------------------------------------------------------------------------------------------
Dara White                     1             $123 million            0                 N/A
------------------------------------------------------------------------------------------------

---------------------  -----------------------------------

 PORTFOLIO MANAGERS              OTHER ACCOUNTS
---------------------  -----------------------------------
                       NUMBER OF ACCOUNTS       ASSETS
------------------------------------------------------------------------------------------------
Emil A. Gjester                8             $71 million
------------------------------------------------------------------------------------------------
Jonas Patrikson                3             $71 million
------------------------------------------------------------------------------------------------
Michael T. Welter              6             $71 million
------------------------------------------------------------------------------------------------
Dara White                     4             $71 million
------------------------------------------------------------------------------------------------


COLUMBIA BALANCED FUND

------------------------------------------------------------------------------------------------
                        OTHER SEC-REGISTERED OPEN-END AND
 PORTFOLIO MANAGERS             CLOSED-END FUNDS              OTHER POOLED INVESTMENT VEHICLES
------------------------------------------------------------------------------------------------
                       NUMBER OF ACCOUNTS       ASSETS       NUMBER OF ACCOUNTS       ASSETS
------------------------------------------------------------------------------------------------
Leonard A. Aplet*              12            $3.7 billion            8             $1.6 billion
------------------------------------------------------------------------------------------------

Guy W. Pope                    1             $440 million            1             $66 million
------------------------------------------------------------------------------------------------

Kevin L. Cronk*                12            $8.2 billion           10**            $1 billion
------------------------------------------------------------------------------------------------

Thomas A. LaPointe*            12            $8.2 billion           10**            $1 billion
------------------------------------------------------------------------------------------------

Ronald B. Stahl*               7             $1.6 billion            6              $1 billion
------------------------------------------------------------------------------------------------

---------------------  -----------------------------------

 PORTFOLIO MANAGERS              OTHER ACCOUNTS
---------------------  -----------------------------------
                       NUMBER OF ACCOUNTS       ASSETS
------------------------------------------------------------------------------------------------
Leonard A. Aplet*             130            $7.5 billion
------------------------------------------------------------------------------------------------
Guy W. Pope                    14           $114.7 million
------------------------------------------------------------------------------------------------
Kevin L. Cronk*                5             $424 million
------------------------------------------------------------------------------------------------
Thomas A. LaPointe*            5             $424 million
------------------------------------------------------------------------------------------------
Ronald B. Stahl*              108            $7.5 billion
------------------------------------------------------------------------------------------------



*    Account information is provided as of September 30, 2006.



** Included among these accounts are four accounts, totaling $809 million in assets, that include an advisory fee based on performance.


COLUMBIA OREGON INTERMEDIATE MUNICIPAL BOND FUND

------------------------------------------------------------------------------------------------
                        OTHER SEC-REGISTERED OPEN-END AND
 PORTFOLIO MANAGERS             CLOSED-END FUNDS              OTHER POOLED INVESTMENT VEHICLES
------------------------------------------------------------------------------------------------
                       NUMBER OF ACCOUNTS       ASSETS       NUMBER OF ACCOUNTS       ASSETS
------------------------------------------------------------------------------------------------
Brian M. McGreevy              4             $508 million            4             $942 million
------------------------------------------------------------------------------------------------

---------------------  -----------------------------------

 PORTFOLIO MANAGERS              OTHER ACCOUNTS
---------------------  -----------------------------------
                       NUMBER OF ACCOUNTS       ASSETS
------------------------------------------------------------------------------------------------
Brian M. McGreevy              12            $835 million
------------------------------------------------------------------------------------------------

COLUMBIA CONSERVATIVE HIGH YIELD FUND

------------------------------------------------------------------------------------------------
                        OTHER SEC-REGISTERED OPEN-END AND
 PORTFOLIO MANAGERS             CLOSED-END FUNDS              OTHER POOLED INVESTMENT VEHICLES
------------------------------------------------------------------------------------------------
                       NUMBER OF ACCOUNTS       ASSETS       NUMBER OF ACCOUNTS       ASSETS
------------------------------------------------------------------------------------------------

Kevin L. Cronk*                12            $7.4 billion           10**           $1.1 billion
------------------------------------------------------------------------------------------------

Thomas A. LaPointe*            12            $7.4 billion           10**           $1.1 billion
------------------------------------------------------------------------------------------------

---------------------  -----------------------------------

 PORTFOLIO MANAGERS              OTHER ACCOUNTS
---------------------  -----------------------------------
                       NUMBER OF ACCOUNTS       ASSETS
------------------------------------------------------------------------------------------------
Kevin L. Cronk*                5             $424 million
------------------------------------------------------------------------------------------------
Thomas A. LaPointe*            5             $424 million
------------------------------------------------------------------------------------------------



*    Account information is provided as of September 30, 2006.



** Included among these accounts are four accounts, totaling $809 million in assets, that include an advisory fee based on performance.


      See "Potential conflicts of interest in managing multiple accounts" for information on how the Advisor addresses potential conflicts of interest resulting from an individual's management of more than one account.

OWNERSHIP OF SECURITIES

      The table below shows the dollar ranges of shares of each Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the portfolio managers listed above at the end of each Fund's most recent fiscal year:

COLUMBIA MID CAP GROWTH FUND


---------------------------------------------------------------------------------------------------------
                                                        DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND
                 PORTFOLIO MANAGER                                    BENEFICIALLY OWNED
---------------------------------------------------------------------------------------------------------
  Wayne M. Colette                                                           None
---------------------------------------------------------------------------------------------------------

  George J. Myers                                                            None
---------------------------------------------------------------------------------------------------------


COLUMBIA SMALL CAP GROWTH FUND I


---------------------------------------------------------------------------------------------------------
                                                        DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND
                 PORTFOLIO MANAGER                                    BENEFICIALLY OWNED
---------------------------------------------------------------------------------------------------------
  Wayne M. Colette                                                           None
---------------------------------------------------------------------------------------------------------

  George J. Myers                                                            None
---------------------------------------------------------------------------------------------------------


COLUMBIA REAL ESTATE EQUITY FUND


---------------------------------------------------------------------------------------------------------
                                                        DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND
                 PORTFOLIO MANAGERS                                   BENEFICIALLY OWNED
---------------------------------------------------------------------------------------------------------
  Arthur J. Hurley                                                           None
---------------------------------------------------------------------------------------------------------

COLUMBIA TECHNOLOGY FUND


---------------------------------------------------------------------------------------------------------
                                                        DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND
                 PORTFOLIO MANAGERS                                   BENEFICIALLY OWNED
---------------------------------------------------------------------------------------------------------
  Wayne M. Collette                                                          None
---------------------------------------------------------------------------------------------------------


COLUMBIA STRATEGIC INVESTOR FUND


---------------------------------------------------------------------------------------------------------
                                                        DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND
                 PORTFOLIO MANAGER                                    BENEFICIALLY OWNED
---------------------------------------------------------------------------------------------------------
  Emil A. Gjester                                                    $100,001 - $500,000
---------------------------------------------------------------------------------------------------------
  Jonas Patrikson                                                            None
---------------------------------------------------------------------------------------------------------
  Michael T. Welter                                                          None
---------------------------------------------------------------------------------------------------------
  Dara White                                                                 None
---------------------------------------------------------------------------------------------------------


COLUMBIA BALANCED FUND


-------------------------------------------------------------------------------------------------------------
                                                           DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND
                  PORTFOLIO MANAGERS                                     BENEFICIALLY OWNED
-------------------------------------------------------------------------------------------------------------
  Leonard A. Aplet*                                                      $50,001- $100,000
-------------------------------------------------------------------------------------------------------------

  Guy W. Pope                                                           $100,001 - $500,000
-------------------------------------------------------------------------------------------------------------

  Kevin L. Cronk*                                                               None
-------------------------------------------------------------------------------------------------------------

  Thomas A. LaPointe*                                                           None
-------------------------------------------------------------------------------------------------------------

  Ronald B. Stahl*                                                          $1 - $10,000
-------------------------------------------------------------------------------------------------------------



* Account information is provided as of September 30, 2006.


COLUMBIA OREGON INTERMEDIATE MUNICIPAL BOND FUND


-------------------------------------------------------------------------------------------------------------
                                                           DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND
                  PORTFOLIO MANAGER                                      BENEFICIALLY OWNED
-------------------------------------------------------------------------------------------------------------
  Brian M. McGreevy                                                             None
-------------------------------------------------------------------------------------------------------------


COLUMBIA CONSERVATIVE HIGH YIELD FUND


-------------------------------------------------------------------------------------------------------------
                                                           DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND
                  PORTFOLIO MANAGERS                                     BENEFICIALLY OWNED
-------------------------------------------------------------------------------------------------------------
  Kevin L. Cronk*                                                               None
-------------------------------------------------------------------------------------------------------------

  Thomas A. LaPointe*                                                           None
-------------------------------------------------------------------------------------------------------------



* Account information is provided as of September 30, 2006.

COMPENSATION


      As of the Funds' most recent fiscal year end, the portfolio managers received all of their compensation from the Advisor and its parent company, Columbia Management Group, in the form of salary, bonus, stock options, restricted stock and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds in which the account is invested. A portfolio manager's bonus is variable and is generally based on (1) an evaluation of the manager's investment performance and
(2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Advisor generally considers the one-, three- and five-year performance of mutual funds and other accounts under the portfolio manager's oversight relative to the benchmarks and peer groups noted below, emphasizing each manager's three- and five-year performance. The Advisor may also consider a portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall investment performance.


COLUMBIA MID CAP GROWTH FUND


--------------------------------------------------------------------------------------------------------------
         PORTFOLIO MANAGER                  PERFORMANCE BENCHMARK                      PEER GROUP
--------------------------------------------------------------------------------------------------------------
  Wayne M. Collette                        Russell Midcap Growth TR         Morningstar Mid Growth Category
--------------------------------------------------------------------------------------------------------------

  George J. Myers                          Russell Midcap Growth TR         Morningstar Mid Growth Category
--------------------------------------------------------------------------------------------------------------


COLUMBIA SMALL CAP GROWTH FUND I


----------------------------------------------------------------------------------------------------------
       PORTFOLIO MANAGER                PERFORMANCE BENCHMARK                      PEER GROUP
----------------------------------------------------------------------------------------------------------
  Wayne M. Collette                     Russell 2000 Growth TR         Morningstar Small Growth Category
----------------------------------------------------------------------------------------------------------

  George J. Myers                       Russell 2000 Growth TR         Morningstar Small Growth Category
----------------------------------------------------------------------------------------------------------


COLUMBIA REAL ESTATE EQUITY FUND


----------------------------------------------------------------------------------------------------------
       PORTFOLIO MANAGERS               PERFORMANCE BENCHMARK                      PEER GROUP
----------------------------------------------------------------------------------------------------------
  Robert McConnaughey                        NAREIT Index             Morningstar Specialty -- Real Estate
----------------------------------------------------------------------------------------------------------

COLUMBIA TECHNOLOGY FUND


----------------------------------------------------------------------------------------------------------
       PORTFOLIO MANAGERS               PERFORMANCE BENCHMARK                      PEER GROUP
----------------------------------------------------------------------------------------------------------
  Wayne M. Collette              AMEX MERRILL LYNCH TECH 100 - EQUAL     Morningstar Specialty Category
                                               $ WEIGHT
----------------------------------------------------------------------------------------------------------


COLUMBIA STRATEGIC INVESTOR FUND


----------------------------------------------------------------------------------------------------------
       PORTFOLIO MANAGER                PERFORMANCE BENCHMARK                      PEER GROUP
----------------------------------------------------------------------------------------------------------
  Emil A. Gjester                       Russell 3000 Value TR            Morningstar Mid Blend Category
----------------------------------------------------------------------------------------------------------

  Jonas Patrikson                       Russell 3000 Value TR            Morningstar Mid Blend Category
----------------------------------------------------------------------------------------------------------

  Michael T. Welter                     Russell 3000 Value TR            Morningstar Mid Blend Category
----------------------------------------------------------------------------------------------------------

  Dara White                            Russell 3000 Value TR            Morningstar Mid Blend Category
----------------------------------------------------------------------------------------------------------


COLUMBIA BALANCED FUND


----------------------------------------------------------------------------------------------------------
       PORTFOLIO MANAGERS               PERFORMANCE BENCHMARK                      PEER GROUP
----------------------------------------------------------------------------------------------------------
  Leonard A. Aplet                       S&P 500 Index (60%)            Morningstar Moderate Allocation
                                      Lehman Brothers Aggregate                     Category
                                              Bond (40%)
----------------------------------------------------------------------------------------------------------

  Guy W. Pope                            S&P 500 Index (60%)            Morningstar Moderate Allocation
                                      Lehman Brothers Aggregate                     Category
                                              Bond (40%)
----------------------------------------------------------------------------------------------------------

  Kevin L. Cronk                         S&P 500 Index (60%)            Morningstar Moderate Allocation
                                      Lehman Brothers Aggregate                     Category
                                              Bond (40%)
----------------------------------------------------------------------------------------------------------

  Thomas A. LaPointe                     S&P 500 Index (60%)            Morningstar Moderate Allocation
                                      Lehman Brothers Aggregate                     Category
                                              Bond (40%)
----------------------------------------------------------------------------------------------------------

  Ronald B. Stahl                        S&P 500 Index (60%)            Morningstar Moderate Allocation
                                      Lehman Brothers Aggregate                     Category
                                              Bond (40%)
----------------------------------------------------------------------------------------------------------

  Kevin L. Cronk                         S&P 500 Index (60%)            Morningstar Moderate Allocation
                                      Lehman Brothers Aggregate                     Category
                                              Bond (40%)
----------------------------------------------------------------------------------------------------------


COLUMBIA OREGON INTERMEDIATE MUNICIPAL BOND FUND

--------------------------------------------------------------------------------------------------------------
         PORTFOLIO MANAGER                  PERFORMANCE BENCHMARK                      PEER GROUP
--------------------------------------------------------------------------------------------------------------
  Brian M. McGreevy                    Lehman General Obligation Index      Lipper Other States Intermediate
                                                                                   Muni Debt Category
--------------------------------------------------------------------------------------------------------------

COLUMBIA CONSERVATIVE HIGH YIELD FUND


--------------------------------------------------------------------------------------------------------------
         PORTFOLIO MANAGERS                 PERFORMANCE BENCHMARK                      PEER GROUP
--------------------------------------------------------------------------------------------------------------

  Kevin L. Cronk                            JP Morgan Developed BB         Lipper High Current Yield Category
                                               High Yield Index
--------------------------------------------------------------------------------------------------------------

  Thomas A. LaPointe                         JP Morgan Developed           Lipper High Current Yield Category
                                             BB High Yield Index
--------------------------------------------------------------------------------------------------------------


The size of the overall bonus pool each year is determined by Columbia Management Group and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and the Advisor's profitability for the year, which is influenced by assets under management.

       POTENTIAL CONFLICTS OF INTEREST IN MANAGING MULTIPLE ACCOUNTS


      Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which the Advisor believes are faced by investment professionals at most major financial firms. The Advisor and the Trustees of the Columbia Funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.


      The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

      The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

      The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

      The trading of other accounts could be used to benefit higher-fee accounts (front-running).

      The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

      Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, the Advisor's investment professionals do not have the opportunity to invest in client accounts, other than the Columbia Funds.

      A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold -- for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.


      "Cross trades," in which one Columbia account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. The Advisor and the Funds' Trustees have adopted compliance procedures that provide that any transactions between a Fund and another Advisor-advised account are to be made at an independent current market price, as required by law.

      Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

      A Fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

      A Fund's portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Fund. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of
1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

      The Advisor or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

      A Fund's portfolio manager(s) may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both a Fund and other accounts. In addition, a Fund's portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at the Advisor, including each Fund's portfolio manager, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by the Advisor and each Fund, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of each Fund.

Share Ownership:


      AS OF NOVEMBER 30, 2006, EACH TRUSTEE AND ALL OFFICERS AND TRUSTEES, AS A GROUP, OWNED OF RECORD OR BENEFICIALLY LESS THAN 1% OF THE OUTSTANDING SHARES OF EACH FUND.

      As of November 30, 2006, to the knowledge of the Funds, no person owned of record or beneficially more than 5% of the outstanding shares of any Fund except the following record owners:



BALANCED FUND-A



            NAME AND ADDRESS                                   PERCENT OF SHARES HELD AT NOVEMBER 30, 2006
            ----------------                                   -------------------------------------------
            MERRILL LYNCH PIERCE FENNER & SMITH                                   5.13
            FOR THE SOLE BENEFIT OF CUSTOMERS
            ATTN: FUND ADMINISTRATOR
            4800 DEER LAKE DR E, FL 2
            JACKSONVILLE, FL 32246-6484



BALANCED FUND-B



            NAME AND ADDRESS                                   PERCENT OF SHARES HELD AT NOVEMBER 30, 2006
            ----------------                                   -------------------------------------------
            MORGAN STANLEY DW                                                     8.36
            ATTN: MUTUAL FUND OPERATIONS
            HARBORSIDE PLAZA 3, 6(TH) FLOOR
            JERSEY CITY, NY 07311


BALANCED FUND-C


            NAME AND ADDRESS                                   PERCENT OF SHARES HELD AT NOVEMBER 30, 2006
            ----------------                                   -------------------------------------------
            CITIGROUP GLOBAL MARKETS, INC.                                        12.12
            ATTN: PETER BOOTH
            333 W 34(TH) ST.
            NEW YORK, NY 10001-2402

            MERRILL LYNCH PIERCE FENNER & SMITH                                   12.77
            FOR THE SOLE BENEFIT OF ITS CUSTOMERS
            ATTN FUND ADMINISTRATOR
            4800 DEER LAKE DRIVE E FL 2
            JACKSONVILLE, FL 32246-6484

            LPL FINANCIAL SERVICES                                                6.51
            9785 TOWNE CENTER DR.
            SAN DIEGO, CA 92121-1968

            FERRIS BAKER WATTS INC.                                               15.41
            DWIGHT P. PLOWMAN
            79 YOUNG CIRCLE
            NEW FLORENCE, PA 15944-8320

BALANCED FUND-D


            NAME AND ADDRESS                                   PERCENT OF SHARES HELD AT NOVEMBER 30, 2006
            ----------------                                   -------------------------------------------
            NFS LLC FEBO                                                          13.84
            NFS/FMTC R/O IRA
            FBO JOHN H CARR JR
            5 BISHOP RD APT 106
            WEST HARTFORD, CT 06119-1536

            UBS FINANCIAL SERVICES INC. FBO                                       25.62
            ROBERT BREIDENBAUGH
            CAROLYN BREIDENBAUGH JTWROS
            369 E. CHURCH STREET
            ELMHURST IL 60126-3602

            GLADIS WIST                                                           17.03
            12111 FAITH LN
            BOWIE MD 20715-2302

            RBC DAIN RAUSCHER CUSTODIAN                                           8.04
            JANIS D DOTSON
            INDIVIDUAL RETIREMENT ACCOUNT
            PO BOX 1642
            ARBOLES, CO 81121-1642

            CITIGROUP GLOBAL MARKETS, INC                                         9.59
            ATTN: PETER BOOTH, 7(TH) FLOOR
            333 W 34TH ST
            NEW YORK NY 10001-2402


BALANCED FUND Z


            NAME AND ADDRESS                                   PERCENT OF SHARES HELD AT NOVEMBER 30, 2006
            ----------------                                   -------------------------------------------
            CHARLES SCHWAB & CO INC                                               14.78
            SPECIAL CUSTODY ACCT FOR EXCLUSIVE
            OF CUSTOMERS
            ATTN: MUTUAL FUNDS
            101 MONTGOMERY STREET
            SAN FRANCISCO, CA 94104-4151


CONSERVATIVE HIGH YIELD FUND-A


            NAME AND ADDRESS                                   PERCENT OF SHARES HELD AT NOVEMBER 30, 2006
            ----------------                                   -------------------------------------------
            CHARLES SCHWAB & CO INC                                               49.19
            SPECIAL CUSTODY ACCT FOR EXCLUSIVE
            OF CUSTOMERS
            ATTN: MUTUAL FUNDS
            101 MONTGOMERY ST
            SAN FRANCISCO CA 94104-4151

CONSERVATIVE HIGH YIELD FUND-B


            NAME AND ADDRESS                                   PERCENT OF SHARES HELD AT NOVEMBER 30, 2006
            ----------------                                   -------------------------------------------
            CITIGROUP GLOBAL MARKETS, INC.                                        12.00
            ATTN: PETER BOOTH, 7(TH) FLOOR
            333 W 34TH ST
            NEW YORK NY 10001-2402


CONSERVATIVE HIGH YIELD FUND-C


            NAME AND ADDRESS                                   PERCENT OF SHARES HELD AT NOVEMBER 30, 2006
            ----------------                                   -------------------------------------------
            MERRILL LYNCH PIERCE FENNER & SMITH                                   16.84
            FOR THE SOLE BENEFIT OF
            ITS CUSTOMERS
            ATTN: FUND ADMINISTRATION
            4800 DEER LAKE DR E FL 3
            JACKSONVILLE FL 32246-6484

            CITIGROUP GLOBAL MARKETS, INC.                                        16.44
            ATTN: PETER BOOTH, 7(TH) FLOOR
            333 W 34(TH) ST
            NEW YORK, NY 10001-2402


CONSERVATIVE HIGH YIELD FUND-D


            NAME AND ADDRESS                                   PERCENT OF SHARES HELD AT NOVEMBER 30, 2006
            ----------------                                   -------------------------------------------
            MERRILL LYNCH PIERCE FENNER & SMITH                                   8.42
            FOR THE SOLE BENEFIT OF
            ITS CUSTOMERS
            ATTN: FUND ADMINISTRATION
            4800 DEER LAKE DR E FL 2
            JACKSONVILLE FL 32246-6484

            CITIGROUP GLOBAL MARKETS, INC.                                        19.01
            ATTN: PETER BOOTH, 7(TH) FLOOR
            333 W 34TH ST
            NEW YORK NY 10001-2402


CONSERVATIVE HIGH YIELD FUND-Z


            NAME AND ADDRESS                                   PERCENT OF SHARES HELD AT NOVEMBER 30, 2006
            ----------------                                   -------------------------------------------
            BANK OF AMERICA NA                                                    62.61
            ATTN: JOAN WRAY/FUNDS ACCOUNTING
            411 N AKARD STREET
            DALLAS, TX 75201-3307

            CHARLES SCHWAB & CO INC                                               9.17
            SPECIAL CUSTODY ACCT FOR EXCLUSIVE OF
            CUSTOMERS
            ATTN: MUTUAL FUNDS
            101 MONTGOMERY ST
            SAN FRANCISCO CA 94104-4151

MID CAP GROWTH FUND-A


            NAME AND ADDRESS                                   PERCENT OF SHARES HELD AT NOVEMBER 30, 2006
            ----------------                                   -------------------------------------------
            CHARLES SCHWAB & CO INC                                               7.19
            SPECIAL CUSTODY ACCT FOR EXCLUSIVE
            OF CUSTOMERS
            ATTN: MUTUAL FUNDS
            101 MONTGOMERY ST
            SAN FRANCISCO CA 94104-4151


MID CAP GROWTH FUND-C


            NAME AND ADDRESS                                   PERCENT OF SHARES HELD AT NOVEMBER 30, 2006
            ----------------                                   -------------------------------------------
            MERRILL LYNCH PIERCE FENNER & SMITH                                   20.24
            FOR THE SOLE BENEFIT OF
            ITS CUSTOMERS
            ATTN: FUND ADMINISTRATOR
            4800 DEER LAKE DR E FL 2
            JACKSONVILLE FL 32246-6484

            CITIGROUP GLOBAL MARKETS, INC.                                        7.38
            ATTN: PETER BOOTH, 7(TH) FLOOR
            333 W 34TH ST.
            NEW YORK, NY 10001-2402


MID CAP GROWTH FUND-D


            NAME AND ADDRESS                                   PERCENT OF SHARES HELD AT NOVEMBER 30, 2006
            ----------------                                   -------------------------------------------
            RAYMOND JAMES & ASSOC. INC.                                           5.59
            FBO YOUNG IRA
            880 CARILLON PKWY
            ST. PETERSBURG, FL 33716-1100

            NFS LLC FEBO                                                          7.63
            NFS/FMTC ROLLOVER IRA
            FBO JEFFREY H PATE
            624 SALTER PL
            WESTFIELD, NJ 07090-1350

            GREG KOYLE                                                            12.00
            ESNET MANAGEMENT GROUP LLC
            DANIEL W CAMPBELL
            4303 N STONECREEK LANE
            PROVO, UT 84604-5003

            NAME AND ADDRESS                                   PERCENT OF SHARES HELD AT NOVEMBER 30, 2006
            ----------------                                   -------------------------------------------
            MERRILL LYNCH PIERCE FENNER & SMITH                                   5.66
            FOR THE SOLE BENEFIT OF CUSTOMERS
            ATTN: FUND ADMINISTRATOR
            4800 DEER LAKE DR E, FL 2
            JACKSONVILLE, FL 32246-6484

            BANK OF AMERICA NA                                                    5.03
            NEUMANN INSURANCE AGENCY INC
            CAROLYN A NEUMANN
            22724 LONG ACRE
            FARMINGTON HILLS, MI 48335-4053


MID CAP GROWTH FUND-G


            NAME AND ADDRESS                                   PERCENT OF SHARES HELD AT NOVEMBER 30, 2006
            ----------------                                   -------------------------------------------
            NFS LLC FEBO                                                          5.97
            NFS/FMTC IRA
            FBO DOROTHY L CULLINAN
            53 KIRKLAND CIRCUIT
            WELLESLEY HILLS, MA 02481



MID CAP GROWTH FUND-R



            NAME AND ADDRESS                                   PERCENT OF SHARES HELD AT NOVEMBER 30, 2006
            ----------------                                   -------------------------------------------
            FIM FUNDING INC                                                       14.68
            C/O COLUMBIA FUNDS GROUP
            100 FEDERAL STREET
            BOSTON, MA 02110-1802

            COMMUNITY BANK NA, CUST FBO                                           53.96
            GEORGE STONE INDUSTRIES 401(K) PLAN
            SIX RHOADS DR, STE 7
            UTICA, NY 13502-6317

            AMERICAN COMMUNITY BANK CUST                                          17.91
            AMERICAN STEEL FABRICATORS 401(K) PLAN
            SIX RHOADS DR, STE 7
            UTICA, NY 13502-6374

            MG TRUST CO CUST FBO                                                  12.63
            KEVIN G KELLERMAN DBA AUTO REGISR
            700 17(TH) ST, STE 300
            DENVER, CO 80202-3531


MID CAP GROWTH FUND-Z


            NAME AND ADDRESS                                   PERCENT OF SHARES HELD AT NOVEMBER 30, 2006
            ----------------                                   -------------------------------------------
            CHARLES SCHWAB & CO INC                                               7.02
            SPECIAL CUSTODY ACCT FOR EXCLUSIVE OF
            CUSTOMERS
            ATTN: MUTUAL FUNDS
            101 MONTGOMERY ST
            SAN FRANCISCO CA 94104-4122

            NAME AND ADDRESS                                   PERCENT OF SHARES HELD AT NOVEMBER 30, 2006
            ----------------                                   -------------------------------------------
            BANK OF AMERICA NA                                                    43.83
            ATTN: JOAN WRAY/FUNDS ACCOUNTING
            411 N AKARD STM
            DALLAS, TX 75201-3307



OREGON INTERMEDIATE MUNICIPAL BOND FUND-A



            NAME AND ADDRESS                                   PERCENT OF SHARES HELD AT NOVEMBER 30, 2006
            ----------------                                   -------------------------------------------
            WAYNE BARKER                                                          15.54
            15646 SEASIDE CT
            BROOKINGS OR 97415-9531

            CHARLES SCHWAB & CO INC CUST                                          7.05
            ATTN: MUTUAL FUNDS DEPT
            101 MONTGOMERY ST
            SAN FRANCISCO CA 94104-4151

            AMERICAN ENTERPRISE INVESTMENT SVCS                                   5.85
            PO BOX 9446
            MINNEAPOLIS MN 55440-9446

            UBS FINANCIAL SERVICES INC.                                           7.77
            FBO ROBERT CHANEY
            4099 TAMI LANE
            CENTRAL POINT, OR 97502-1077

            UBS FINANCIAL SERVICES INC.                                           7.77
            FBO STEVE WEST
            2382 H WEST MAIN ST
            MEDFORD, OR 97501

            UBS FINANCIAL SERVICES INC.                                           7.77
            FBO CAROLYN WEST
            2382 H WEST MAIN ST
            MEDFORD, OR 97501

            UBS FINANCIAL SERVICES INC.                                           7.77
            FBO FRANCES CHENEY
            4099 TAMI LANE
            CENTRAL POINT, OR 97502-1077

            MORGAN STANLEY DW                                                     8.72
            ATTN: MUTUAL FUND OPERATIONS
            HARBORSIDE PLAZA 3, 6(TH) FLOOR
            JERSEY CITY, NY 07311


OREGON INTERMEDIATE MUNICIPAL BOND FUND-B


            NAME AND ADDRESS                                   PERCENT OF SHARES HELD AT NOVEMBER 30, 2006
            ----------------                                   -------------------------------------------

            AMERICAN ENTERPRISE INVEST SVCS                                       12.26
            PO BOX 9446
            MINNEAPOLIS MN 55440-9446

            NAME AND ADDRESS                                   PERCENT OF SHARES HELD AT NOVEMBER 30, 2006
            ----------------                                   -------------------------------------------
            AMERICAN ENTERPRISE INVEST SVCS                                       12.22
            PO BOX 9446
            MINNEAPOLIS MN 55440-9446

            DAIN RAUSCHER INC FBO                                                 9.19
            RUTH C LEAR
            GM LEAR IRREV LIV TRUST
            440 NW ELKS DR APT 101
            CORVALLIS OR 97330-3747

            MORGAN STANLEY DW                                                     8.55
            ATTN: MUTUAL FUND OPERATIONS
            HARBORSIDE PLAZA 3, 6(TH) FLOOR
            JERSEY CITY, NJ 07311

            NFSC LLC FEBO                                                         9.39
            ROBERT E WILLIAMS TTEE
            ROBERT WILLIAMS REVOC LIV TRUST
            14404 SE WEBSTER RD APT 325
            PORTLAND OR 97267-1972

            WEDBUSH MORGAN SECURITIES                                             5.56
            1000 WILSHIRE BLVD
            LOS ANGELES, CA 90017-2457


OREGON INTERMEDIATE MUNICIPAL BOND FUND-C


            NAME AND ADDRESS                                   PERCENT OF SHARES HELD AT NOVEMBER 30, 2006
            ----------------                                   -------------------------------------------

            RAYMOND JAMES & ASSOC INC                                             7.75
            FBO SAUNDERS BARNEY
            880 CARILLON PKWY
            ST PETERSBURG FL 33716-1100

            RAYMOND JAMES & ASSOC INC                                             10.31
            FBO WESTENHOUSE H
            880 CARILLON PKWY
            ST PETERSBURG FL 33716-1100

            MERRILL LYNCH PIERCE FENNER & SMITH                                   7.01
            FOR THE SOLE BENEFIT OF
            ITS CUSTOMERS
            ATTN: FUND ADMINISTRATOR
            4800 DEER LAKE DR E FL 2
            JACKSONVILLE FL 32246-6484

            RAYMOND JAMES & ASSOC INC                                             6.59
            FBO WESTENHOUSE H&J
            880 CARILLON PKWY
            ST PETERSBURG FL 33716-1100

            NAME AND ADDRESS                                   PERCENT OF SHARES HELD AT NOVEMBER 30, 2006
            ----------------                                   -------------------------------------------
            UBS FINANCIAL SERVICES INC. FBO                                       13.38
            BILLY J. TOWERY
            1315 SW DOVER LN.
            MADRAS OR 97741-8852

            RAYMOND JAMES & ASSOC INC                                             8.45
            FBO STAVANG CARL
            880 CARILLON PKWY
            ST PETERSBURG FL 33716-1100

            RAYMOND JAMES & ASSOC INC                                             5.09
            FBO HALVIN TRUST
            880 CARILLON PKWY
            ST PETERSBURG FL 33716-1100


OREGON INTERMEDIATE MUNICIPAL BOND FUND-D


            NAME AND ADDRESS                                   PERCENT OF SHARES HELD AT NOVEMBER 30, 2006
            ----------------                                   -------------------------------------------
            DAIN RAUSCHER INC FBO                                                 28.14
            LEWIS F ROTH
            LEWIS F ROTH REVOCLIVTRUST
            4798 BECKER CIR SE
            ALBANY OR 97322-7139

            LPL FINANCIAL SERVICES                                                6.56
            9785 TOWNE CENTRE DR
            SAN DIEGO CA 92121-1968

            PERSHING LLC                                                          15.11
            PO BOX 2052
            JERSEY CITY NJ 07303-2052

            DAIN RAUSCHER INC FBO                                                 13.58
            RUTH LEAR
            RUTH C LEAR TRUST
            440 NW ELKS DR APT 101
            CORVALLIS OR 97330-3747

            LPL FINANCIAL SERVICES                                                17.41
            9785 TOWNE CENTRE DR
            SAN DIEGO CA 92121-1968

            AMERICAN ENTERPRISE INVESTMENT SVCS                                   5.54
            PO BOX 9446
            MINNEAPOLIS MN 55440-9446

            AMERICAN ENTERPRISE INVESTMENT SVCS                                   7.48
            PO BOX 9446
            MINNEAPOLIS MN 55440-9446

OREGON INTERMEDIATE MUNICIPAL BOND FUND-Z


            NAME AND ADDRESS                                   PERCENT OF SHARES HELD AT NOVEMBER 30, 2006
            ----------------                                   -------------------------------------------
            CHARLES SCHWAB & CO INC                                               8.29
            SPECIAL CUSTODY ACCT FOR EXCLUSIVE
            OF CUSTOMERS
            ATTN: MUTUAL FUNDS
            101 MONTGOMERY ST
            SAN FRANCISCO CA 94104-4122


REAL ESTATE EQUITY FUND-A


            NAME AND ADDRESS                                   PERCENT OF SHARES HELD AT NOVEMBER 30, 2006
            ----------------                                   -------------------------------------------
            CHARLES SCHWAB & CO INC                                               27.24
            SPECIAL CUSTODY ACCT FOR EXCLUSIVE
            OF CUSTOMERS
            ATTN: MUTUAL FUNDS
            101 MONTGOMERY ST
            SAN FRANCISCO CA 94104-4151

            NATIONWIDE TRUST CO FSB                                               25.00
            C/O IPO PORTFOLIO ACCOUNTING
            PO BOX 182029
            COLUMBUS OH 43218-2029


REAL ESTATE EQUITY FUND-D


            NAME AND ADDRESS                                   PERCENT OF SHARES HELD AT NOVEMBER 30, 2006
            ----------------                                   -------------------------------------------
            PATTERSON & CO                                                        9.25
            1525 W WT HARRIS BLVD
            CHARLOTTE, NC 28288-0001

            LPL FINANCIAL SERVICES                                                7.14
            9785 TOWNE CENTRE DRIVE
            SAN DIEGO, CA 92121-1968

            CITIGROUP GLOBAL MARKETS, INC.                                        5.48
            ATTN: PETER BOOTH, 7(TH) FLOOR
            333 W 34(TH) ST
            NEW YORK, NY 10001-2402


REAL ESTATE EQUITY FUND-Z


            NAME AND ADDRESS                                   PERCENT OF SHARES HELD AT NOVEMBER 30, 2006
            ----------------                                   -------------------------------------------
            CHARLES SCHWAB & CO INC                                               23.75
            SPECIAL CUSTODY ACCT FOR EXCLUSIVE OF
            CUSTOMERS
            ATTN: MUTUAL FUNDS
            101 MONTGOMERY ST
            SAN FRANCISCO CA 94104-4151

            BANK OF AMERICA NA                                                    26.55
            ATTN JOAN WRAY/FUNDS ACCOUNTING
            411 N AKARD STREET
            DALLAS, TX 75201-3307

SMALL CAP GROWTH FUND I - A


            NAME AND ADDRESS                                   PERCENT OF SHARES HELD AT NOVEMBER 30, 2006
            ----------------                                   -------------------------------------------
            NFS LLC FEBO                                                          6.03
            MARY TEAGUE EX
            ESTATE OF EUGENE M. CLARY
            4701 POST OAK TRITT RD.
            MARIETTA, GA 30062-5628

            PERSHING LLC                                                          6.12
            PO BOX 2052
            JERSEY CITY, NY 07303-2052

            CHARLES SCHWAB & CO INC                                               12.55
            SPECIAL CUSTODY ACCT FOR EXCLUSIVE
            OF CUSTOMERS
            ATTN: MUTUAL FUNDS
            101 MONTGOMERY STREET
            SAN FRANCISCO, CA 94104-4151


SMALL CAP GROWTH FUND I - B


            NAME AND ADDRESS                                   PERCENT OF SHARES HELD AT NOVEMBER 30, 2006
            ----------------                                   -------------------------------------------

            LARRY D. BRYAN &                                                      5.87
            GAYLE W. BRYAN JTWROS
            219 PEARL AVE
            NEWPORT BEACH, CA 92662-1022



SMALL CAP GROWTH FUND I - C



            NAME AND ADDRESS                                   PERCENT OF SHARES HELD AT NOVEMBER 30, 2006
            ----------------                                   -------------------------------------------
            FIRST CLEARING LLC                                                    6.55
            KATHY L MCNEIL IRA
            FCC AS CUSTODIAN
            225 91(ST) ST
            STONE HARBOR, NJ 08247-2019

            STIFEL NICOLAUS & CO INC                                              6.32
            MARCELLA M ADKINS IRA
            501 N BROADWAY
            ST. LOUIS, MO 63102-2131


SMALL CAP GROWTH FUND I - Z


            NAME AND ADDRESS                                   PERCENT OF SHARES HELD AT NOVEMBER 30, 2006
            ----------------                                   -------------------------------------------
            CHARLES SCHWAB & CO INC                                               20.94
            SPECIAL CUSTODY ACCT FOR EXCLUSIVE OF
            CUSTOMERS
            ATTN: MUTUAL FUNDS
            101 MONTGOMERY ST
            SAN FRANCISCO CA 94104-4151

            NAME AND ADDRESS                                   PERCENT OF SHARES HELD AT NOVEMBER 30, 2006
            ----------------                                   -------------------------------------------
            BANK OF AMERICA NA                                                    11.59
            ATTN: JOAN WRAY/FUNDS ACCOUNTING
            411 N AKARD ST.
            DALLAS, TX 75201-3307


STRATEGIC INVESTOR FUND-A


            NAME AND ADDRESS                                   PERCENT OF SHARES HELD AT NOVEMBER 30, 2006
            ----------------                                   -------------------------------------------
            CHARLES SCHWAB & CO INC                                               10.50
            SPECIAL CUSTODY A/C FOR BENFT CUST
            ATTN: MUTUAL FUNDS
            101 MONTGOMERY STREET
            SAN FRANCISCO CA 94104-4151



STRATEGIC INVESTOR FUND-C



            NAME AND ADDRESS                                   PERCENT OF SHARES HELD AT NOVEMBER 30, 2006
            ----------------                                   -------------------------------------------
            MERRILL LYNCH PIERCE FENNER & SMITH                                   5.84
            FOR THE SOLE BENEFIT OF
            ITS CUSTOMERS
            ATTN: FUND ADMINISTRATOR
            4800 DEER LAKE DR E FL 2
            JACKSONVILLE FL 32246-6484

            CITIGROUP GLOBAL MARKETS, INC                                         5.31%
            ATTN: PETER BOOTH, 7TH FLOOR
            333 W 34TH ST
            NEW YORK, NY 10001-2402


STRATEGIC INVESTOR FUND-D


            NAME AND ADDRESS                                   PERCENT OF SHARES HELD AT NOVEMBER 30, 2006
            ----------------                                   -------------------------------------------
            CITIGROUP GLOBAL MARKETS, INC.                                        31.04
            ATTN: PETER BOOTH, 7(TH) FLOOR
            333 W 34TH ST
            NEW YORK NY 10001-2402

            NFS LLC FEBO                                                          7.71
            FMT CO CUST IRA ROLLOVER
            FBO JAMES S KRUEGER
            389 REDFIELD PL
            MORAGA, CA 94556-2514

            AG EDWARDS & SONS INC CUST FBO                                        7.60
            SHARON LOUISE GREER ROLLOVER IRA
            4905 HOLLYCREST WAY
            FAIR OAKS, CA 95628-5113

            ROBERT W BAIRD & CO., INC.                                            7.18
            777 EAST WISCONSIN AVENUE
            MILWAUKEE, WI 53202-5300

STRATEGIC INVESTOR FUND-Z


            NAME AND ADDRESS                                   PERCENT OF SHARES HELD AT NOVEMBER 30, 2006
            ----------------                                   -------------------------------------------
            CHARLES SCHWAB & CO INC                                               6.74
            SPECIAL CUSTODY ACCT FOR EXCLUSIVE
            OF CUSTOMERS
            ATTN: MUTUAL FUNDS
            101 MONTGOMERY ST
            SAN FRANCISCO CA 94104-4122



TECHNOLOGY FUND-A



            NAME AND ADDRESS                                   PERCENT OF SHARES HELD AT NOVEMBER 30, 2006
            ----------------                                   -------------------------------------------
            MERRILL LYNCH PIERCE FENNER & SMITH                                   20.28
            FOR THE SOLE BENEFIT OF ITS CUSTOMERS
            ATTN: FUND ADMINISTRATOR
            4800 DEER LAKE DR E FL 2
            JACKSONVILLE, FL 32246-6484

            US BANK FBO PREMIER                                                   6.47
            PO BOX 1787
            MILWAUKEE, WI 53201-1787



TECHNOLOGY FUND-B



            NAME AND ADDRESS                                   PERCENT OF SHARES HELD AT NOVEMBER 30, 2006
            ----------------                                   -------------------------------------------
            MERRILL LYNCH PIERCE FENNER & SMITH                                   9.08
            FOR THE SOLE BENEFIT OF CUSTOMERS
            ATTN: FUND ADMINISTRATOR
            4800 DEER LAKE DR E FL 2
            JACKSONVILLE, FL 32246-6484


TECHNOLOGY FUND-C


            NAME AND ADDRESS                                   PERCENT OF SHARES HELD AT NOVEMBER 30, 2006
            ----------------                                   -------------------------------------------
            MERRILL LYNCH PIERCE FENNER & SMITH                                   28.93
            FOR THE SOLE BENEFIT OF ITS CUSTOMERS
            ATTN: FUND ADMINISTRATOR
            4800 DEER LAKE DR E FL 2
            JACKSONVILLE, FL 32246-6484


TECHNOLOGY FUND-D


            NAME AND ADDRESS                                   PERCENT OF SHARES HELD AT NOVEMBER 30, 2006
            ----------------                                   -------------------------------------------
            LPL FINANCIAL SERVICES                                                61.61
            9785 TOWNE CENTRE DR
            SAN DIEGO CA 92121-1968

            BANK OF AMERICA NA                                                    12.67
            THOMASVILLE HOME FURNISHINGS OF AZ
            BRADLEY R CHAVEZ
            13563 W GELDING DR
            SURPRISE, AZ 85379-8359

            NAME AND ADDRESS                                   PERCENT OF SHARES HELD AT NOVEMBER 30, 2006
            ----------------                                   -------------------------------------------
            SCOTTRADE INC FBO                                                     5.93
            SHEIKH A QADEER
            PO BOX 31759
            SAINT LOUIS, MO 63131-0759

            CITIGROUP GLOBAL MARKETS, INC.                                        9.79
            ATTN: PETER BOOTH, 7(TH) FLOOR
            333 W 34TH ST
            NEW YORK NY 10001-2402

            USAA INVESTMENT MANAGEMENT CO                                         6.49
            9800 FREDERICKSBURG RD
            SAN ANTONIO TX 78288-0001


TECHNOLOGY FUND-Z


            NAME AND ADDRESS                                   PERCENT OF SHARES HELD AT NOVEMBER 30, 2006
            ----------------                                   -------------------------------------------
            CHARLES SCHWAB & CO INC                                               34.45
            SPECIAL CUSTODY ACCT FOR EXCLUSIVE
            OF CUSTOMERS
            ATTN: MUTUAL FUNDS
            101 MONTGOMERY ST
            SAN FRANCISCO CA 94104-4151

            VANGUARD FIDUCIARY TRUST COMPANY                                      15.44
            COLUMBIA TECHNOLOGY FUND
            PO BOX 2600
            VALLEY FORGE, PA 19482-2600



PROXY VOTING POLICIES AND FUND PROXY VOTING RECORD



      Each Fund has delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Fund. In deciding to delegate this responsibility to the Advisor, the Board of Trustees of the Funds reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of a Fund and its shareholders and the Advisor, its affiliates, its other clients or other persons.



      The Advisor's policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Fund and its shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Fund. The Advisor determines the best interest of the Fund in light of the potential economic return on the Fund's investment.



      The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor's Proxy Committee determines the vote in the best interest of a Fund, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor's Proxy Committee is composed of representatives of the Advisor's equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor's proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

      The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.



      The Advisor has retained Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.



      The Advisor's proxy voting guidelines and procedures are included in this SAI as Appendix I. In accordance with SEC regulations, each Fund's proxy voting record for the last twelve-month period ended June 30 has been filed with the SEC. You may obtain a copy of each Fund's proxy voting record (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov; and (iii) without charge, upon request, by calling 800-368-0346.


--------------------------------------------------------------------------------

                      DISCLOSURE OF PORTFOLIO INFORMATION
--------------------------------------------------------------------------------


      The Board of Trustees of the Columbia funds have adopted policies with respect to the disclosure of the funds' portfolio holdings by the funds, the Advisor, or their affiliates. These policies provide that the Funds' portfolio holdings information generally may not be disclosed to any party prior to (1) the day next following the posting of such information on the Funds' website at www.columbiafunds.com, (2) the day next following the filing of the information with the SEC in a required filing, or (3) for money market funds, such information is publicly available to all shareholders upon request on the fifth business day after each calendar month-end. Certain limited exceptions pursuant to the Funds' policies are described below. The Trustees shall be updated as needed regarding the Funds' compliance with the policies, including information relating to any potential conflicts of interest between the interests of a Fund's shareholders and those of the Advisor and its affiliates. The Funds' policies prohibit the Advisor and the Funds' other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies apply to disclosures to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries that distribute the Funds' shares, third-party service providers, rating and ranking organizations and affiliated persons of the Funds.


PUBLIC DISCLOSURES

      Each Fund's portfolio holdings are currently disclosed to the public through required filings with the SEC and, for equity and fixed income funds, on the Fund's website at www.columbiafunds.com. Each Fund files its portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of a Fund's fiscal year). Shareholders may obtain a Fund's Forms N-CSR and N-Q filings on the SEC's website at www.sec.gov. In addition, a Fund's Forms N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's website or the operation of the public reference room.

      The equity and fixed income Columbia funds also currently make portfolio information publicly available at www.columbiafunds.com, as disclosed in the following table:

-----------------------------------------------------------------------------------------------------------
                                                              FREQUENCY OF
        TYPE OF FUND             INFORMATION PROVIDED          DISCLOSURE          DATE OF WEB POSTING
-----------------------------------------------------------------------------------------------------------
        Equity Funds         Full portfolio holdings            Monthly           30 calendar days after
                             information.                                               month-end.
-----------------------------------------------------------------------------------------------------------

     Fixed Income Funds      Full portfolio holdings           Quarterly        60 calendar days after the
                             information.                                              quarter-end
-----------------------------------------------------------------------------------------------------------

      The scope of the information provided relating to a Fund's portfolio that is made available on the website may change from time to time without prior notice.


      For Columbia money market funds, a complete list of a Fund's portfolio holdings shall be publicly available on a monthly basis on the fifth business date after month-end. Shareholders may request such information by writing or calling the Funds' distributor, Columbia Management Distributors, at 800-426-3750, One Financial Center, Boston, Massachusetts 02111-2621.


      A Fund, the Advisor or their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the day after the date the information is disclosed publicly.

OTHER DISCLOSURES

      Each Fund's policies provide that non-public disclosures of a Fund's portfolio holdings may be made if (1) the Fund has a legitimate business purpose for making such disclosure, (2) the Fund's chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information.

      Each Fund periodically discloses its portfolio information on a confidential basis to various service providers that require such information in order to assist the Fund with its day-to-day business affairs. In addition to the Advisor and its affiliates, these service providers include any sub-custodians of the Fund's securities, the Fund's independent registered public accounting firm, legal counsel, and financial printer, currently Bowne, Inc., and the Funds' proxy voting service, currently ISS. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds. A Fund may also disclose portfolio holdings information to broker/dealers and certain other entities related to potential transactions and management of the Fund, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

      Certain clients of the Funds' investment adviser may follow a strategy similar to that of a Fund, and have access to portfolio holdings information for their account. It is possible that such information could be used to infer portfolio holdings information relating to the Fund.

--------------------------------------------------------------------------------

         INVESTMENT ADVISORY AND OTHER SERVICES PROVIDED BY AFFILIATES
--------------------------------------------------------------------------------


      Pursuant to the investment advisory contract, the Advisor provides research, advice, and supervision with respect to investment matters and determines which securities to purchase or sell and what portion of each Fund's assets to invest.



      The Advisor provides office space and pays all executive salaries and executive expenses of each Fund. Each Fund assumes its costs relating to corporate matters, cost of services to shareholders, transfer and dividend paying agent fees, custodian fees, legal and auditing expenses, disinterested Trustee fees, taxes and governmental fees, interest, brokers' commissions, transaction expenses, cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase, or redemption of its shares, expenses of registering or qualifying its shares for sale, transfer taxes, and all other expenses of preparing its registration statement, prospectuses, and reports.

      Information regarding the advisory fee payable to the Advisor including any waivers or offsets applicable to such Fund is set forth in the prospectus for each Fund.


      The advisory fee for the following Funds is calculated as a percentage of net assets that declines as net assets increase and is as follows:



Balanced Fund                                   0.50% of the Fund's net assets

Mid Cap Growth Fund                             0.820% of the Fund's first $500 million of net
                                                assets;
                                                0.750% of next $500 million of net assets;
                                                0.720% of next $500 million of net assets; and
                                                0.670% of net assets in excess of $1.5
                                                billion.

Small Cap Growth Fund I                         0.870% of the Fund's first $500 million of net
                                                assets;
                                                0.820% of next $500 million of net assets; and
                                                0.770% of net assets in excess of $1 billion.

Real Estate Fund                                0.75% of the Fund's net assets

Technology Fund                                 0.870% of the Fund's first $500 million of net
                                                assets;
                                                0.820% of next $500 million of net assets; and
                                                0.770% of net assets in excess of $1 billion.

Strategic Investor Fund                         0.75% of the Fund's net assets

Oregon Intermediate Municipal Bond Fund         0.50% of the Fund's net assets

Conservative High Yield Fund                    0.600% of the Fund's first $500 million of net
                                                assets;
                                                0.550% of next $500 million of net assets;
                                                0.520% of next $500 million of net assets; and
                                                0.490% of net assets in excess of $1.5
                                                billion.



      Advisory fees paid by each of the Funds for each of the last three fiscal years were as follows:



FUND                                              2006         2005         2004
----                                              ----         ----         ----
Mid Cap Growth Fund                            $7,016,122   $6,887,146   $ 8,813,801
Small Cap Growth Fund I                        $1,815,993   $2,723,457   $ 7,019,787
Real Estate Fund                               $5,226,464   $6,719,241   $ 7,214,201
Technology Fund                                $1,211,629   $  407,571   $   361,947
Strategic Investor Fund                        $3,599,377   $3,612,063   $ 2,576,915
Balanced Fund                                  $1,364,296   $1,963,794   $ 3,002,434
Oregon Intermediate Municipal Bond Fund        $1,993,389   $2,132,126   $ 2,338,697
Conservative High Yield Fund                   $7,197,315   $9,467,680   $10,523,463



      Columbia Management Services, Inc. ("CMS") acts as transfer agent, dividend disbursing agent and shareholders' servicing agent for the Funds. Its address is P.O. Box 8081, Boston, Massachusetts 02266-8081. Under the agreement with CMS, CMS provides transfer agency, dividend disbursing agency and shareholders' servicing agency services to the Funds (and has retained Boston Financial Data Services, Inc. to assist it). Effective April 1, 2006, each Fund pays CMS a fee of $17.00 per account per annum, payable monthly for transfer agency services. In addition, each Fund may pay CMS the fees and expenses it pays to third-party dealer firms that maintain omnibus accounts with the Fund, subject to a cap equal to 0.11% of the Fund's net assets represented by the account. Effective October 1, 2006, each Fund may pay CMS the fees and expenses it pays to dealer firms that maintain omnibus accounts with the Fund, subject to a cap equal to 0.11% of the Fund's net assets represented by the account. Each Fund will also pay certain reimbursable out-of-pocket expenses to CMS, and CMS may also retain as additional compensation for its services revenues for fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcripts due CMS from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts CMS maintains in connection with its services to the Fund.



      For the period November 1, 2005 to March 31, 2006 the Funds paid CMS fees under a similar transfer agent, dividend disbursing agent and shareholders' servicing agent agreement that consisted of the same terms except that the fee was $15.23 per account per annum, payable monthly. The transfer agent fees paid to CMS for the fiscal year ended August 31, 2006 under each transfer agent agreement were $715,908 for the Mid Cap Growth Fund, $311,030 for the Small Cap Growth Fund I, $723,456 for the Real Estate Fund, $178,866 for the Technology Fund, $642,607 for the Strategic Investor Fund, $291,742 for the Balanced Fund, $153,060 for the Oregon Intermediate Municipal Bond Fund and $1,068,900 for the Conservative High Yield Fund. For the period September 1, 2005 through October 31, 2006, the Transfer Agent voluntarily waived a portion of its fees for each Fund with the exception of the Real Estate Fund.



      The Funds have entered into an Administrative Agreement and a Pricing and Bookkeeping Agreement with the Advisor, pursuant to which the Advisor performs certain administrative and pricing and bookkeeping services for the Funds. The Advisor has delegated responsibility for certain of these administrative and pricing and bookkeeping services to State Street Bank and Trust Company ("State Street").



      For services provided under the Pricing and Bookkeeping Agreement, each Fund will pay to the Advisor, or to such other person(s) as the Advisor may direct, an annual fee, payable monthly, consisting of: (i) for fund accounting services, $25,000 plus an additional monthly fee based on the Fund's net asset value ("Fund Accounting Fee"); and (ii) for financial reporting services, $13,000 ("Financial Reporting Fee"). Additionally, each Fund will bear certain reimbursable costs and expenses as provided in the Administrative Agreement and the Pricing and Bookkeeping Agreement. The aggregate Fund Accounting Fee and Financial Reporting Fee payable pursuant to the Pricing and Bookkeeping Agreement shall not exceed $140,000 annually.



      Prior to May 1, 2006, the Funds were party to different administrative and pricing and bookkeeping agreements with the Advisor, both of which agreements provided the Funds with substantially similar services for substantially similar fees.



      The amount paid under the Administrative Agreement and the Pricing and Bookkeeping Agreement by each of the Funds during the Funds' fiscal year ended August 31, 2006 was $161,463 for the Mid Cap Growth Fund, $91,805 for the Small Cap Growth Fund I, $154,748 for the Real Estate Equity Fund, $81,454 for the Technology Fund, $141,949 for the Strategic Investor Fund, $124,700 for the Balanced Fund, $146,712 for the Oregon Intermediate Municipal Bond Fund and $179,704 for the Conservative High Yield Fund.



      Until November 1, 2005, the Advisor performed certain pricing, bookkeeping and administrative services for the Funds pursuant to a Pricing, Bookkeeping and Fund Administration Agreement (the "Agreement"). Under the terms of the Agreement, the Advisor (a) provided fund accounting and financial reporting oversight of State Street Bank & Trust Company, who provided the daily fund accounting and financial reporting services; (b) maintained and preserved in a secure manner the accounting records of the Funds; (c) provided fund administration, including daily prospectus, investment restrictions and 1940 Act compliance review, tax and distribution management, expense budgeting, performance reporting and statistical analysis, and board reporting; and (d) provided disaster planning. For the services rendered by the Advisor, each Fund agreed to pay a minimum of $25,000 plus two basis points for fund accounting and $19,965 for financial reporting, with a maximum combined fee of $150,000. The Advisor was also entitled to be compensated for certain out-of-pocket expenses.



      Columbia Management Distributors, Inc. (formerly known as Columbia Funds Distributor, Inc.) ("CMD"), a registered securities broker and a member of the National Association of Securities Dealers, Inc., whose address is One Financial Center Boston, MA 02111-2621, is the principal underwriter for the Funds, and is authorized under a distribution agreement with each Fund to sell shares of the Fund. CMD has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized financial services firms ("FSFs") or investors.

      For the fiscal years ended August 31, 2006, August 31, 2005 and August 31, 2004, the following sales charges were paid by shareholders in respect to Class A and T shares:



                                         CLASS A                        CLASS T
                                         -------                        -------
                               2006        2005        2004      2006     2005     2004
                               ----        ----        ----      ----     ----     ----
Mid Cap Growth Fund          $113,195   $   53,881   $ 58,047   $1,091   $1,207   $1,845
Small Cap Growth Fund I      $ 33,310           --         --       --       --       --
Real Estate Equity Fund      $100,618   $  179,691   $212,798       --       --       --
Technology Fund              $653,699   $   61,122   $ 48,422       --       --       --
Strategic Investor Fund      $597,072   $1,005,634   $652,526       --       --       --
Balanced Fund                $ 26,097   $   23,727   $ 26,350       --       --       --
Oregon Intermediate
  Municipal Bond Fund        $ 12,008   $   17,407   $ 18,602       --       --       --
Conservative High Yield
  Fund                       $ 73,487   $  248,195   $790,974       --       --       --



      For the fiscal years ended August 31, 2006, August 31, 2005 and August 31, 2004, CMD, as Distributor, retained the following fees:



                                                                 MID CAP GROWTH FUND
                                                                    Class A Shares
                                                                  Fiscal year ended,
                                                      2006               2005               2004
                                                      ----               ----               ----

Aggregate initial sales charges on Fund share
  sales                                             $113,195            $53,881            $58,047

Initial sales charges retained by CMD               $17,995             $8,640             $9,271

Aggregate contingent deferred sales charges (CDSC)  $67                 $0                 $0
  On Fund redemptions retained by CMD



                                                                    Class B Shares
                                                                  Fiscal year ended,
                                                      2006               2005               2004
                                                      ----               ----               ----

Aggregate CDSC on Fund redemptions retained by CMD  $12,977             $12,755            $12,291



                                                                    Class C Shares
                                                                  Fiscal year ended,
                                                      2006               2005               2004*
                                                      ----               ----               -----

Aggregate CDSC on Fund redemptions retained by CMD  $1,450              $774               $264



                                                                    Class D Shares
                                                                  Fiscal year ended,
                                                      2006               2005               2004
                                                      ----               ----               ----

Aggregate CDSC on Fund redemptions retained by CMD  $10                 $14                $21



                                                                   Class R Shares**
                                                                  Fiscal year ended,
                                                      2006               2005               2004
                                                      ----               ----               ----

Aggregate CDSC on Fund redemptions retained by CMD  $0                  N/A                N/A

                                                                    Class T Shares
                                                                  Fiscal year ended,
                                                      2006               2005               2004
                                                      ----               ----               ----

Aggregate initial sales charges on Fund share
  sales                                             $1,091              $1,208             $1,845

Initial sales charges retained by CMD               $158                $185               $0

Aggregate contingent deferred sales charges (CDSC)  $0                  $0                 $0
  On Fund redemptions retained by CMD



                                                                    Class G Shares
                                                                  Fiscal year ended,
                                                      2006               2005               2004
                                                      ----               ----               ----

Aggregate CDSC on Fund redemptions retained by CMD  $1,229              $1,030             $2,954



*Class C shares were initially offered on October 13, 2003.



**Class R shares were initially offered on January 23, 2006.



                                                                Small Cap Growth Fund*
                                                                    Class A Shares
                                                                  Fiscal year ended,
                                                      2006               2005               2004
                                                      ----               ----               ----

Aggregate initial sales charges on Fund share
  sales...........................................  $33,310             N/A                N/A

Initial sales charges retained by CMD.............  $5,361              N/A                N/A

Aggregate contingent deferred sales charges (CDSC)
  On Fund redemptions retained by CMD.............  $100                N/A                N/A



                                                                    Class B Shares
                                                                  Fiscal year ended,
                                                      2006               2005               2004
                                                      ----               ----               ----

Aggregate CDSC on Fund redemptions retained by CMD  $3,371              N/A                N/A



                                                                    Class C Shares
                                                                  Fiscal year ended,
                                                      2006               2005               2004
                                                      ----               ----               ----

Aggregate CDSC on Fund redemptions retained by CMD  $100                N/A                N/A



*Class A, B and C shares were initially offered on November 1, 2005.

                                                              REAL ESTATE EQUITY FUND
                                                                   Class A Shares
                                                                 Fiscal year ended,
                                                    2006                2005                2004
                                                    ----                ----                ----

Aggregate initial sales charges on Fund share
  sales                                           $100,618            $179,691            $212,798

Initial sales charges retained by CMD             $15,313             $27,593             $32,403

Aggregate contingent deferred sales charges
  (CDSC)                                          $46                 $1,889              $25,000
  On Fund redemptions retained by CMD



                                                                   Class B Shares
                                                                 Fiscal year ended,
                                                    2006                2005                2004
                                                    ----                ----                ----

Aggregate CDSC on Fund redemptions retained by
  CMD                                             $48,618             $41,433             $23,444



                                                                   Class C Shares
                                                                 Fiscal year ended,
                                                    2006                 2005               2004*
                                                    ----                 ----               -----

Aggregate CDSC on Fund redemptions retained by
  CMD                                            $1,742                $1,002              $2,004



                                                                   Class D Shares
                                                                 Fiscal year ended,
                                                    2006                 2005                2004
                                                    ----                 ----                ----

Aggregate CDSC on Fund redemptions retained by
  CMD                                            $278                  $353                $4,273



*Class C shares were initially offered on October 13, 2003.



                                                                  TECHNOLOGY FUND
                                                                   Class A Shares
                                                                 Fiscal year ended,
                                                    2006                 2005                2004
                                                    ----                 ----                ----

Aggregate initial sales charges on Fund share
  sales                                          $653,699              $61,122             $48,422

Initial sales charges retained by CMD            $94,620               $9,699              $8,022

Aggregate contingent deferred sales charges
  (CDSC)                                         $4,908                $0                  $0
  On Fund redemptions retained by CMD



                                                                   Class B Shares
                                                                 Fiscal year ended,
                                                    2006                 2005                2004
                                                    ----                 ----                ----

Aggregate CDSC on Fund redemptions retained by
  CMD                                            $16,901               $22,029             $40,538

                                                                  Class C Shares*
                                                                 Fiscal year ended,
                                                    2006                 2005                2004
                                                    ----                 ----                ----

Aggregate CDSC on Fund redemptions retained by
  CMD                                            $12,871               $1,437              $883



                                                                   Class D Shares
                                                                 Fiscal year ended,
                                                    2006                 2005                2004
                                                    ----                 ----                ----

Aggregate CDSC on Fund redemptions retained by
  CMD                                            $0                    $0                  $11



*Class C shares were initially offered on October 13, 2003.



                                                              STRATEGIC INVESTOR FUND
                                                                   Class A Shares
                                                                 Fiscal year ended,
                                                    2006                 2005                2004
                                                    ----                 ----                ----

Aggregate initial sales charges on Fund share
  sales                                          $597,072              $1,005,634          $652,526

Initial sales charges retained by CMD            $102,364              $157,605            $93,760

Aggregate contingent deferred sales charges
  (CDSC)                                         $224                  $3,199              $487
  On Fund redemptions retained by CMD



                                                                   Class B Shares
                                                                 Fiscal year ended,
                                                    2006                 2005                2004
                                                    ----                 ----                ----

Aggregate CDSC on Fund redemptions retained by
  CMD                                            $116,777              $93,114             $26,530



                                                                   Class C Shares
                                                                 Fiscal year ended,
                                                    2006                 2005               2004*
                                                    ----                 ----               -----

Aggregate CDSC on Fund redemptions retained by
  CMD                                            $9,822                $3,229              $1,230



                                                                   Class D Shares
                                                                 Fiscal year ended,
                                                    2006                 2005                2004
                                                    ----                 ----                ----

Aggregate CDSC on Fund redemptions retained by
  CMD                                            $20                   $0                  $12



*Class C shares were initially offered on October 13, 2003.



                                                                     BALANCED FUND
                                                                    Class A Shares
                                                                  Fiscal year ended,
                                                      2006               2005               2004
                                                      ----               ----               ----

Aggregate initial sales charges on Fund share sales  $26,097            $23,727            $26,350

Initial sales charges retained by CMD                $4,107             $3,854             $4,251

Aggregate contingent deferred sales charges (CDSC)   $17                $0                 $0
  On Fund redemptions retained by CMD

                                                                    Class B Shares
                                                                  Fiscal year ended,
                                                      2006               2005               2004
                                                      ----               ----               ----

Aggregate CDSC on Fund redemptions retained by CMD   $32,220            $21,461            $15,155



                                                                    Class C Shares
                                                                  Fiscal year ended,
                                                      2006               2005               2004*
                                                      ----               ----               -----

Aggregate CDSC on Fund redemptions retained by CMD   $298               $157               $282



                                                                    Class D Shares
                                                                  Fiscal year ended,
                                                      2006               2005               2004
                                                      ----               ----               ----

Aggregate CDSC on Fund redemptions retained by CMD   $0                 $0                 $9



*Class C shares were initially offered on October 13, 2003.



                                                          OREGON INTERMEDIATE MUNICIPAL BOND
                                                                         FUND
                                                                    Class A Shares
                                                                  Fiscal year ended,
                                                      2006               2005               2004
                                                      ----               ----               ----

Aggregate initial sales charges on Fund share sales  $12,008            $17,407            $18,602

Initial sales charges retained by CMD                $1,078             $2,191             $2,240

Aggregate contingent deferred sales charges (CDSC)   $0                 $0                 $0
  On Fund redemptions retained by CMD



                                                                    Class B Shares
                                                                  Fiscal year ended,
                                                      2006               2005               2004
                                                      ----               ----               ----

Aggregate CDSC on Fund redemptions retained by CMD   $5,030             $1,561             $9,564



                                                                    Class C Shares
                                                                  Fiscal year ended,
                                                      2006               2005               2004*
                                                      ----               ----               -----

Aggregate CDSC on Fund redemptions retained by CMD   $50                $222               $685



                                                                    Class D Shares
                                                                  Fiscal year ended,
                                                      2006               2005               2004
                                                      ----               ----               ----

Aggregate CDSC on Fund redemptions retained by CMD   $0                 $0                 $119



*Class C shares were initially offered on October 13, 2003.

                                                            CONSERVATIVE HIGH YIELD FUND
                                                                   Class A Shares
                                                                 Fiscal year ended,
                                                    2006                2005                2004
                                                    ----                ----                ----
Aggregate initial sales charges on Fund share
  sales                                            $73,487            $248,195            $790,974
Initial sales charges retained by CMD              $8,932             $32,709             $96,270
Aggregate contingent deferred sales charges
  (CDSC)
  On Fund redemptions retained by CMD              $0                 $23,132             $66,541



                                                                   Class B Shares
                                                                 Fiscal year ended,
                                                    2006                2005                2004
                                                    ----                ----                ----
Aggregate CDSC on Fund redemptions retained by
  CMD                                              $313,407           $325,296            $297,129



                                                                   Class C Shares
                                                                 Fiscal year ended,
                                                    2006                2005               2004*
                                                    ----                ----               -----
Aggregate CDSC on Fund redemptions retained by
  CMD                                              $3,971             $5,183              $32,727



                                                                    Class D Shares
                                                                  Fiscal year ended,
                                                     2006               2005                2004
                                                     ----               ----                ----
Aggregate CDSC on Fund redemptions retained by CMD  $1,145             $1,389             $39,786



*Class C shares were initially offered on October 13, 2003.


      The Advisor and CMS are wholly owned subsidiaries of Columbia Management Group, LLC. CMD is a wholly owned subsidiary of the Advisor. Bank of America and its affiliates provide a wide range of banking, financial, and investment products and services to individuals and businesses. Their principal activities include customer and commercial banking, mortgage lending and servicing, trust administration, investment management, retirement plan services, brokerage and clearing services, securities underwriting, private and corporate financing and advisory activities, and insurance services.

--------------------------------------------------------------------------------

                             PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Each Fund, other than the Strategic Investor Fund, will not generally invest in securities for short-term capital appreciation but, when business and economic conditions, market prices, or the Fund's investment policy warrant, individual security positions may be sold without regard to the length of time they have been held. This may result in a higher portfolio turnover rate and increase a Fund's transaction costs, including brokerage commissions. To the extent short-term trades result in gains on securities held less than one year, shareholders will be subject to taxes at ordinary income rates. See "TAXES" in this Statement of Additional Information.

      The Funds may purchase their portfolio securities through a securities broker and pay the broker a commission, or they may purchase the securities directly from a dealer which acts as principal and sells securities directly for its own account without charging a commission. The purchase price of securities purchased from dealers serving as market makers will include the spread between the bid and asked prices. The Funds may also purchase securities from underwriters, the price of which will include a commission or discount paid by the issuer to the underwriter. There is generally no stated commission in the case of fixed income securities that are traded in the over-the-counter market, but the price paid by a Fund usually includes an undisclosed dealer commission or mark-up.

      Prompt execution of orders at the most favorable price will be the primary consideration of the Funds in transactions where fees or commissions are involved. Additional factors considered by the Advisor in selecting brokers to execute a transaction include the: (i) professional capability of the executing broker and the value and quality of the brokerage services provided; (ii) size and type of transaction; (iii) timing of transaction in the context of market prices and trends; (iv) nature and character of markets for the security to be purchased or sold; (v) the broker's execution efficiency and settlement capability; (vi) the broker's experience and financial stability and the execution services it renders to the Advisor on a continuing basis; and (vii) reasonableness of commission. The Funds recently adopted policies prohibiting a Fund from directing commissions to any broker-dealer for sale of the Fund's shares.

      Research, statistical, and other services offered by the broker also may be taken into consideration in selecting broker-dealers. These services may include: advice concerning the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or the purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategies, and performance of accounts. A commission in excess of the amount of a commission another broker or dealer would have charged for effecting a transaction may be paid by a Fund if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided, viewed in terms of either that particular transaction or management's overall responsibilities with respect to the Fund.

      The Advisor receives a significant amount of proprietary research from a number of brokerage firms, in most cases on an unsolicited basis. The Advisor does not make any commitments to allocate brokerage for proprietary research. The value of that research, however, is considered along with other factors in the selection of brokers. This research is considered supplemental to the Advisor's own internal research and does not, therefore, materially reduce the overall expenses incurred by the Advisor for its research. On a semi-annual basis, the Advisor's research analysts and portfolio managers participate in a detailed internal survey regarding the value of proprietary research and the skills or contributions made by the various brokerage analysts to the Advisor's investment process. Firms are then confidentially ranked based on that survey. Brokerage allocations are then made, as much as reasonably possible, based on those rankings.

      The Advisor may use a Fund's commissions to acquire third party research or products that are not available through its full-service brokers. In these arrangements, the Advisor pays an executing broker a commission equal to the average rate paid on all other trades and achieves what it believes is best execution on the trade. The executing broker then uses a portion of the commission to pay for a specific research service or product provided to the Advisor. Proposed research to be acquired in this manner must be approved by the Advisor's Soft Dollar Committee which is responsible for determining that the research provides appropriate assistance to the Advisor in connection with its investment management of the Funds and that the price paid with broker commissions is fair and reasonable.

      The receipt of proprietary and third party research services or products from brokers or dealers might be useful to the Advisor and its affiliates in rendering investment management services to the Funds or other clients. Conversely, research provided by brokers or dealers who have executed orders on behalf of other clients of the Advisor and its affiliates might be useful to the Advisor in carrying out its obligations to a Fund.

      Total brokerage commissions paid (agency only) by each of the respective Funds for each of the last three fiscal years were:


FUND                                               2006         2005         2004
----                                               ----         ----         ----
Mid Cap Growth Fund                             $1,235,496   $2,899,948   $4,568,079
Small Cap Growth Fund I                         $  597,596   $2,830,330   $4,182,561
Real Estate Equity Fund                         $  488,701   $  999,372   $1,006,065
Balanced Fund                                   $  316,029   $  747,893   $1,984,251
Technology Fund                                 $1,456,883   $  923,686   $1,103,735
Strategic Investor Fund                         $  933,338   $1,779,252   $1,457,139
Oregon Intermediate Municipal Bond Fund         $        0   $    1,254   $        0



      No agency brokerage commissions were paid by the Conservative High Yield Fund, during the last fiscal three years. No agency brokerage commissions were paid by the Oregon Intermediate Municipal Bond Fund during 2004 or 2006. Of the commissions paid in 2006, the Mid Cap Growth Fund paid $155,828, the Small Cap Growth Fund I paid $23,539, the Balanced

Fund paid $38,829, the Real Estate Fund paid $34,537, the Strategic Investor Fund paid $60,423, and the Technology Fund paid $110,446 to acquire third-party research or products.



      At August 31, 2006, the Funds held securities of their regular brokers or dealers as set forth below:



FUND                                                     BROKER/DEALER                   VALUE

MID CAP GROWTH FUND                        NONE

SMALL CAP GROWTH FUND I                    NONE

REAL ESTATE EQUITY FUND                    NONE

TECHNOLOGY FUND                            NONE

STRATEGIC INVESTOR FUND                    CITIGROUP, INC.                             $8,873,130

                                           JP MORGAN CHASE & CO.                       $6,629,832

                                           MERRILL LYNCH & CO, INC.                    $3,257,379

BALANCED FUND                              GOLDMAN SACHS                               $  365,265

OREGON INTERMEDIATE MUNICIPAL BOND FUND    NONE

CONSERVATIVE HIGH YIELD FUND               NONE



      Provided each Fund's Board of Trustees is satisfied that the Fund is receiving the most favorable price and execution available, the Advisor may consider the sale of the Fund's shares as a factor in the selection of brokerage firms to execute its portfolio transactions. The placement of portfolio transactions with brokerage firms who sell shares of a Fund is subject to rules adopted by the National Association of Securities Dealers, Inc. The Advisor may use research services provided by and allocate purchase and sale orders for portfolio securities to certain financial institutions, including, to the extent permitted by law or order of the SEC, financial institutions that are affiliated with the Advisor, if the Advisor believes that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms. During the years listed, the Funds periodically used Fleet Institutional Trading, an affiliated broker-dealer of the Advisor that was disbanded in 2004, to execute purchase and sale orders. During 2004 and 2005, the Funds periodically used W.R. Hambrecht, an affiliated broker-dealer of the Advisor, to execute purchase and sale orders. During 2005, the Funds periodically used Bank of America Securities, an affiliated broker dealer of the Advisor, to execute purchase and sale orders.


      The aggregate dollar amount of brokerage commissions paid to Fleet Institutional Trading for fiscal year 2004 is as follows:

FUND                                               2004
----                                               ----
Balanced Fund                                     $    0
Strategic Investor Fund                           $5,125

      The aggregate dollar amount of brokerage commissions paid to W.R. Hambrecht for the fiscal year 2004 is as follows:

FUND                                              2004
----                                              ----
Small Cap Growth Fund I                          $ 1,365
Mid Cap Growth Fund                              $ 9,785
Growth Fund                                      $25,250
Strategic Investor Fund                          $ 1,500


      The Funds paid no brokerage commissions to W.R. Hambrecht or Bank of America Securities in fiscal year 2005 or fiscal year 2006.



      For the past three years, the aggregate dollar amount of purchase and sale transactions and total broker commissions were less than 1% of each Fund's total purchase and sale transactions and broker commissions. In addition to agency transactions, the

Funds may purchase securities from an underwriting syndicate in which an affiliate is a member of the underwriting syndicate. Such trades will be executed in accordance with the rules and regulations of the 1940 Act, as well as procedures adopted by the Funds.

      Buy and sell orders of a Fund may be aggregated by the Advisor with other trades made at the regional trading desk at which the trade is completed with those of other Funds or accounts or other investment pools managed by the Advisor or affiliates of the Advisor to achieve best execution, and, on the average, lower brokerage commission costs. Orders are aggregated only if the Advisor, in the exercise of its investment discretion, believes such aggregation is consistent with its duty to seek best execution and if each client involved in the order is treated fairly and on an equitable basis. Each client that participates in an aggregated order will typically participate at the average share price for all transactions in that order, with all transaction costs shared on a pro rata basis. Absent unusual circumstances, an aggregated order that is only partially completed by the Advisor will be allocated to each client on a pro rata basis based on the percentage of the combined order actually filled. Notwithstanding the above, the Advisor may execute buy and sell orders for clients and take action in performance of its duties with respect to any of its clients that may differ from actions taken with respect to another client with similar investment policies and objectives, so long as the Advisor shall, to the extent practical, allocate investment opportunities to clients over a period of time on a fair and equitable basis and in accordance with applicable law.

      Allocations among accounts managed by the Advisor of investments in initial and secondary public offerings ("IPOs and "SPOs," jointly "POs") are made pursuant to Guidelines (the "Guidelines") established by the Advisor. The Guidelines establish which accounts are eligible to participate in a particular PO and what level of participation is permitted. After eligible accounts are identified, each manager receives, on behalf of his or her accounts, a pro rata share of such allocation. The allocation by the manager among his or her accounts is further divided among such accounts on a pro rata basis. A manager may decline to participate in an offering, or may elect to not have all accounts participate, even if his or her accounts are eligible to participate pursuant to the guidelines if he or she believes that the PO is not appropriate for his or her accounts or an individual account. A manager who declines to participate must document the basis of his or her decision not to participate. Over time, allocations to eligible accounts for which an PO opportunity is appropriate will be made on a fair and equitable basis.

      The Advisor, CMD and the Funds maintain a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act (the "Ethics Code") that sets forth general and specific standards relating to the securities trading activities of all their employees. The Ethics Code does not prohibit employees from purchasing securities that may be purchased or held by the Funds, but is intended to ensure that all employees conduct their personal transactions in a manner that does not interfere with the portfolio transactions of the Funds or the Advisor's other clients or take unfair advantage of their relationship with the Advisor. The specific standards in the Ethics Code include, among others, a requirement that trades of all access persons be pre-cleared; a prohibition on investing in initial public offerings; required pre-approval of an investment in private placements; a prohibition on portfolio managers trading in a security five business days before or after a trade in the same security by an account over which the manager exercises investment discretion; and a prohibition on realizing any profit on the trading of a security held less than 60 days. Certain securities and transactions, such as U.S. Treasuries and purchases of options on securities indexes or securities under an automatic dividend reinvestment plan, are exempt from the restrictions in the Ethics Code because they present little or no potential for abuse. In addition to the trading restrictions, the Ethics Code contains reporting obligations that are designed to ensure compliance and allow the Advisor's Ethics Committee to monitor that compliance.

      The Advisor and the Funds have also adopted an Insider Trading Policy. The Insider Trading Policy prohibits any employee from trading, either personally or on behalf of others (including a client account), on the basis of material nonpublic information. All employees are required to certify each year that they have read and complied with the provisions of the Ethics Code and the Insider Trading Policy.

--------------------------------------------------------------------------------

                       CAPITAL STOCK AND OTHER SECURITIES
--------------------------------------------------------------------------------


      Each Fund is a series of a Massachusetts business trust and, prior to reorganization as such, was a corporation organized in the year set forth below opposite its name.


FUND                                                     DATE
----                                                     ----
Mid Cap Growth Fund                                      1985
Small Cap Growth Fund I                                  1996
Real Estate Fund                                         1994
Technology Fund                                          2000
Strategic Investor Fund                                  2000
Balanced Fund                                            1991
Oregon Intermediate Municipal Bond Fund                  1984
Conservative High Yield Fund                             1993


      Each Fund offers some or all of the following classes of shares pursuant to a Rule 18f-3 Plan (the "Plan") adopted by the Trustees in accordance with the 1940 Act: Class A, B, C, D, G, T and Z. Shares of each class of a Fund represent an equal pro rata interest in the Fund and, generally, have identical voting, dividend, liquidation, and other relative rights, preferences, limitations, and terms and conditions, except that: (1) each class has a different designation,
(2) each class of shares bears any expenses attributable to a class as set forth in the Plan and the relevant Prospectus, (3) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to it or its distribution and service plan adopted under Rule 12b-1, if any, and (4) each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. In addition, each class has the particular features described below. The differences among the classes of the Funds are subject to change by action of the Board of Trustees of each Fund and to the extent permitted by the 1940 Act and each Fund's declaration of trust and bylaws. All issued and outstanding shares of a Fund are fully paid and nonassessable. Shares have no preemptive rights. Fractional shares have the same rights proportionately as full shares. The shares of a Fund do not have cumulative voting rights, which means that the holders of more than 50 percent of the shares of the Fund, voting for the election of Trustees, can elect all the Trustees.



      Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the declaration of trust disclaims shareholder liability for acts or obligations of the Funds and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by a Fund or the Trustees. The declaration of trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which a Fund would be unable to meet its obligations and the disclaimer was inoperative. The risk of a particular Fund incurring financial loss on account of another series of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other series was unable to meet its obligations.



      Except as indicated in Appendix II, Class G shares of a Fund automatically convert into Class T shares of the same Fund after eight years. Class B shares automatically convert into Class A shares of the same Fund at the time disclosed in the relevant Fund's Prospectus for Class A, B, C and D shares.


      Shares of Class A, D and T shares are offered with a front-end sales charge, payable at the time of purchase, unless waived as set forth in the Prospectus for such Fund. Class B, C and G shares are offered without a front-end sales charge, but are subject to a contingent deferred sales charge depending on the length of time the shares are held. Class A, C, D and T shares held for fewer than 12 months after purchase are subject to a 1.00% contingent deferred sales charge. A detailed description of these various sales charges can be found in the Prospectus for the relevant class. Class T shares received in connection with a fund merger are subject to a contingent deferred sales charge if redeemed within 12 months of the original purchase.

      Any reference to the phrase "vote of a majority of the outstanding voting securities of the Fund" means the vote at any meeting of shareholders of a Fund of (i) 67 percent or more of the shares present or represented by proxy at the meeting, if the holders of more than 50 percent of the outstanding shares are present or represented by proxy, or (ii) more than 50 percent of the outstanding shares, whichever is less.

--------------------------------------------------------------------------------

                           DISTRIBUTION AND SERVICING
--------------------------------------------------------------------------------

RULE 12B-1 DISTRIBUTION PLAN


      The Trustees have approved a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan") for the Funds' Class A, B, C, D, G and R shares. Under the 12b-1 Plan, each Fund pays CMD a monthly service fee at an annual rate of up to 0.25% of the Fund's net assets attributed to Class A, B, C and D shares. Each Fund (other than the Strategic Investor Fund and the Oregon Intermediate Municipal Bond Fund) may also pay CMD monthly a distribution fee at an annual rate of 0.10% of the Fund's daily net assets attributed to Class A shares, and each Fund may pay up to 0.75% of the Fund's average daily net assets attributable to Class B, C and D shares. The Mid Cap Growth Fund may pay up to 0.50% of the Fund's daily net assets attributable to Class R shares. The Funds' Board of Trustees currently limits payments under the 12b-1 Plan for Class A shares to 0.25% annually. Also under the 12b-1 Plan, the Mid Cap Growth Fund pays CMD a monthly service fee at an annual rate of up to 0.50% of the Fund's net assets attributed to Class G shares, made up of up to 0.25% for certain shareholder services ("Shareholder Liaison Services") and up to 0.25% for administrative services ("Administrative Support Services"). The Mid Cap Growth Fund also pays CMD monthly a distribution fee at an annual rate of up to 0.65% of the Fund's average daily net assets attributed to Class G shares. At this time, the total Class G service and distribution fees have been limited to 0.95% for the Mid Cap Growth Fund. These limitations may be modified or terminated by the Board of Trustees at any time.



      For the Oregon Intermediate Municipal Bond Fund, CMD has voluntarily agreed to waive a portion of its Class C and Class D distribution fees so that these fees do not exceed 0.65% annually of Class C's and Class D's average daily net assets. For the Conservative High Yield Fund, the Distributor has voluntarily agreed to waive a portion of its Class C and Class D distribution fees so that these fees do not exceed 0.85% annually of the Class C's and Class D's average daily net assets.


      The monthly service and distribution fees shall be used by CMD to cover expenses and activities primarily intended to result in the sale of Fund shares. These expenses and activities may include but are not limited to: (a) direct out-of-pocket promotional expenses incurred by CMD in advertising and marketing Fund shares; (b) expenses incurred in connection with preparing, printing, mailing, and distributing or publishing advertisements and sales literature; (c) expenses incurred in connection with printing and mailing prospectuses and Statements of Additional Information to other than current shareholders; (d) periodic payments or commissions to one or more securities dealers, brokers, financial institutions and other industry professionals ("Service Organizations") with respect to the Funds' shares beneficially owned by customers for whom the Service Organization is the shareholder of record; (e) the direct and indirect cost of financing the payments or expenses included in
(a) and (d) above; or (f) such other services as may be construed by any court or governmental agency or commission, including the SEC, to constitute distribution services under the 1940 Act or rules and regulations thereunder.

      Shareholder Liaison Services may include the following services provided by FSFs: (a) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with CMD; (b) processing dividend payments; (c) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and (d) providing periodic mailings to customers. Administrative Support Services may include the following services provided by FSFs: (a) providing customers with information as to their positions in Class G shares; (b) responding to customer inquiries; and (c) providing a service to invest the assets of customers in Class G shares.


      CMD may use the entire amount of such fees to defray the cost of commissions and service fees paid to FSFs and for certain other purposes. Since the distribution and service fees are payable regardless of CMD's expenses, CMD may realize a profit from the fees. The 12b-1 Plan authorizes the Advisor to make payments out of its own funds for distribution or services costs.


SHAREHOLDER SERVICES PLAN


      The Board of Trustees has approved a Shareholder Services Plan (the "Services Plan") for Class T shares of the Mid Cap Growth Fund. Under the Services Plan, the Fund may pay FSFs a monthly service fee up to an annual rate of 0.50% of the Fund's net assets attributed to Class T shares beneficially owned by the customers of the FSFs, made up of 0.25% for Shareholder Liaison Services and 0.25% for Administrative Support Services, to compensate FSFs for providing services to beneficial owners of Class T shares. At this time, the fees payable by the holders of Class T shares pursuant to the Services Plan have been limited to 0.30% for the Mid Cap Growth Fund. The Services Plan provides that the FSFs will waive the fees to the extent that net investment income attributable to Class T shares earned in the applicable period is less than the fees due for such period.

TERMS OF THE 12B-1 AND SERVICES PLAN


      CMD has advised the Funds that the 12b-1 Plan and the Services Plan could be significant factors in the growth and retention of the Funds' assets, resulting in a more advantageous expense ratio, increased investment flexibility and a greater ability to attract and retain research and portfolio management talent, which could benefit each class of the Funds' shareholders. The 12b-1 Plan and the Services Plan will continue in effect from year to year so long as their continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of a Fund and have no direct or indirect financial interest in the operation of the 12b-1 Plan or the Services Plan or in any related agreements ("Independent Trustees"), and, with respect to the 12b-1 Plan, cast in person at a meeting called for the purpose. All material amendments of the 12b-1 Plan or the Services Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The 12b-1 Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares. The 12b-1 Plan and the Services Plan may be terminated at any time by vote of a majority of the Independent Trustees or, with respect to the 12b-1 Plan, by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the 12b-1 Plan and the Services Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Funds is effected by such Independent Trustees.



      The Funds' 12b-1 Plan monthly service and distribution fees paid to CMD for the period ended August 31, 2006 were:


                                                 SERVICE FEE                                   DISTRIBUTION FEE
                        -------------------------------------------------------------   ------------------------------
                        CLASS A    CLASS B    CLASS C    CLASS D    CLASS G   CLASS T   CLASS B    CLASS C    CLASS D
                        --------   --------   --------   --------   -------   -------   --------   --------   --------
Mid Cap Growth Fund     $ 25,357   $ 18,658   $  3,866   $  1,053   $2,148    $86,581   $ 55,975   $ 11,608   $  3,160
Real Estate Equity
  Fund                  $106,486   $ 33,095   $ 12,310   $  9,830       --        --    $ 99,284   $ 36,932   $ 29,489
Technology Fund         $126,188   $ 14,887   $ 30,796   $     65       --        --    $ 44,662   $ 92,555   $    194
Strategic Investor
  Fund                  $440,670   $130,529   $108,770   $  1,176       --        --    $391,587   $326,309   $  3,527
Balanced Fund           $  9,665   $ 19,456   $  2,872   $    601       --        --    $ 58,368   $  8,617   $  1,804
Oregon Intermediate
  Municipal Bond Fund   $ 13,180   $  2,836   $  1,356   $  1,753       --        --    $  8,507   $  4,067   $  5,258
Conservative High
  Yield Fund            $552,158   $195,120   $ 36,294   $113,957       --        --    $585,359   $ 87,105   $273,497
Small Cap Growth Fund
  I                     $  1,979   $    556   $    318         --       --        --    $  1,671   $    958         --

                        DISTRIBUTION FEE
                        -----------------
                        CLASS G   CLASS R
                        -------   -------
Mid Cap Growth Fund     $4,655      $75
Real Estate Equity
  Fund                      --       --
Technology Fund             --       --
Strategic Investor
  Fund                      --       --
Balanced Fund               --       --
Oregon Intermediate
  Municipal Bond Fund       --       --
Conservative High
  Yield Fund                --       --
Small Cap Growth Fund
  I                         --       --


      Sales-related expenses of CMD relating to the Funds were:

MID CAP GROWTH FUND

                                            Fiscal Year Ended August 31, 2006
                            -----------------------------------------------------------------
                               Class A          Class B          Class C          Class D
                                Shares           Shares           Shares           Shares
                            --------------   --------------   --------------   --------------
Fees to FSFs                   $31,153          $53,885          $22,479           $1,164
Allocated cost of sales
material relating to the
Fund (including printing,
mailing and other
promotion expenses)            $ 3,086          $   534          $   494           $    8
Allocated travel,
entertainment and other
expenses                       $26,049          $ 4,503          $ 4,169           $   65

                                   Fiscal Year Ended August 31, 2006
                            ------------------------------------------------
                               Class G          Class R          Class T
                                Shares           Shares           Shares
                            --------------   --------------   --------------
Fees to FSFs                    $2,481           $    0          $86,572
Allocated cost of sales
material relating to the
Fund (including printing,
mailing and other
promotion expenses)             $   21           $    8          $   325
Allocated travel,
entertainment and other
expenses                        $  178           $   68          $ 2,739



SMALL CAP GROWTH FUND I



                                                   Fiscal Year Ended August 31, 2006
                                            ------------------------------------------------
                                            Class A Shares   Class B Shares   Class C Shares
                                            --------------   --------------   --------------
Fees to FSFs                                    $8,025          $11,110           $4,103
Allocated cost of sales material relating
to the Fund (including printing, mailing
and other promotion expenses)                   $  448          $    98           $   64
Allocated travel, entertainment and other
expenses                                        $3,777          $   830           $  538

REAL ESTATE EQUITY FUND


                                                  Fiscal Year Ended August 31, 2006
                                  -----------------------------------------------------------------
                                  Class A Shares   Class B Shares   Class C Shares   Class D Shares
                                  --------------   --------------   --------------   --------------
Fees to FSFs                         $119,486         $49,907          $21,571          $10,109
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                  $  2,424         $   540          $   312          $    84
Allocated travel, entertainment
and other expenses                   $ 20,454         $ 4,556          $ 2,637          $   712


TECHNOLOGY FUND


                                                  Fiscal Year Ended August 31, 2006
                                  -----------------------------------------------------------------
                                  Class A Shares   Class B Shares   Class C Shares   Class D Shares
                                  --------------   --------------   --------------   --------------
Fees to FSFs                         $332,554         $208,669         $264,054           $80
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                  $ 12,815         $  1,012         $  3,371           $ 1
Allocated travel, entertainment
and other expenses                   $108,152         $  8,542         $ 28,452           $ 8


STRATEGIC INVESTOR FUND


                                                  Fiscal Year Ended August 31, 2006
                                  -----------------------------------------------------------------
                                  Class A Shares   Class B Shares   Class C Shares   Class D Shares
                                  --------------   --------------   --------------   --------------
Fees to FSFs                         $477,713         $348,873         $207,663          $1,356
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                  $  8,434         $  2,241         $  2,267          $   11
Allocated travel, entertainment
and other expenses                   $ 71,180         $ 18,913         $ 19,132          $   93


BALANCED FUND


                                                  Fiscal Year Ended August 31, 2006
                                  -----------------------------------------------------------------
                                  Class A Shares   Class B Shares   Class C Shares   Class D Shares
                                  --------------   --------------   --------------   --------------
Fees to FSFs                         $10,847          $29,151           $6,527            $651
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                  $   293          $   261           $  105            $  3
Allocated travel, entertainment
and other expenses                   $ 2,476          $ 2,206           $  884            $ 25

OREGON INTERMEDIATE MUNICIPAL BOND FUND


                                                  Fiscal Year Ended August 31, 2006
                                  -----------------------------------------------------------------
                                  Class A Shares   Class B Shares   Class C Shares   Class D Shares
                                  --------------   --------------   --------------   --------------
Fees to FSFs                         $33,192           $3,578           $2,895           $1,752
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                  $   454           $   14           $   27           $    3
Allocated travel, entertainment
and other expenses                   $ 3,831           $  122           $  231           $   26


CONSERVATIVE HIGH YIELD FUND


                                                  Fiscal Year Ended August 31, 2006
                                  -----------------------------------------------------------------
                                  Class A Shares   Class B Shares   Class C Shares   Class D Shares
                                  --------------   --------------   --------------   --------------
Fees to FSFs                         $556,743         $221,571         $44,672          $115,225
Allocated cost of sales material
relating to the Fund (including
printing, mailing and other
promotion expenses)                  $  6,492         $  1,151         $   295          $    421
Allocated travel, entertainment
and other expenses                   $ 54,794         $  9,714         $ 2,486          $  3,549


--------------------------------------------------------------------------------

                   PURCHASE, REDEMPTION AND PRICING OF SHARES
--------------------------------------------------------------------------------

PURCHASES AND REDEMPTIONS

      A detailed discussion of how you may purchase, redeem and exchange each class of shares in a Fund is discussed in the Prospectus applicable to such class. The following information and policies are supplemental to that found in the applicable Prospectus.

      Each Fund will generally accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to a Fund before the Fund processes that day's transactions. If the FSF fails to transmit before a Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the New York Stock Exchange ("Exchange") on the next day it is open. If funds for the purchase of shares are sent directly to CMS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of a Fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank. Investors should understand that, since the offering price of each Fund's shares is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge paid as a percentage of the offering price and of the net amount invested for any particular purchase of fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

      Each Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, CMD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that CMD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that CMD may from time to time reallow additional amounts to all or certain FSFs. CMD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse CMD for any up-front and/or ongoing commissions paid to FSFs.

      Checks presented for the purchase of shares of a Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption may subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars. Travelers checks, gifts checks, credit card convenience checks, credit cards, cash and bank counter (starter checks) are not accepted.

      CMS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to CMS, provided the new FSF has a sales agreement with CMD.


      Shares credited to an account are transferable upon written instructions in good order to CMS and may be redeemed as described in the Prospectus. Certificates will not be issued. Shareholders may send any certificates to CMS for deposit to their account.


--------------------------------------------------------------------------------


                     ADDITIONAL INVESTOR SERVICING PAYMENTS

--------------------------------------------------------------------------------


      The Funds, along with the transfer agent and/or distributor may pay significant amounts to financial intermediaries (as defined below), including other Bank of America affiliates, for providing the types of services that would typically be provided directly by a Fund's transfer agent. The level of payments made to financial intermediaries may vary. A number of factors may be considered in determining payments to a financial intermediary, including, without limitation, the nature of the services provided to shareholders or retirement plan participants that invest in the Fund through retirement plans. These services may include subaccounting, sub-transfer agency or similar recordkeeping services, shareholder or participant reporting, shareholder or participant transaction processing, and/or the provision of call center support ("additional shareholder services"). These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of the total Fund assets in the program on an annual basis for those classes of shares that pay a service fee pursuant to a 12b-1 Plan, and 0.40% of total Fund assets in the program on an annual basis for those classes of shares that do not pay service fees pursuant to a 12b-1 Plan. As of September 1, 2005, the Trusts' Board has authorized the Funds to pay up to 0.11% of this amount. Such payments will be made by the Fund to its transfer agent who will in turn make payments to the financial intermediary for the provision of such additional shareholder services. The Fund's transfer agent, distributor or their affiliates will pay, from their own resources, amounts in excess of the amount paid by the Fund to financial intermediaries in connection with the provision of these additional shareholder services and other services (See "Additional Financial Intermediary Payments" for more information including a list of the financial intermediaries, as of the date of this SAI, receiving such payments).



      For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with CMD or one of its affiliates.



      The Funds may also make additional payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts through the NSCC.


--------------------------------------------------------------------------------


                   ADDITIONAL FINANCIAL INTERMEDIARY PAYMENTS

--------------------------------------------------------------------------------


      As described above, financial intermediaries may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the Funds. These other payments may include servicing payments to retirement plan administrators and other institutions at rates up to those described below under "Investor Servicing Payments." For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with CMD or one of its affiliates.

      CMD and its affiliates may pay additional compensation to selected financial intermediaries, including other Bank of America affiliates, under the categories described below. These categories are not mutually exclusive, and a single financial intermediary may receive payments under all categories. A financial intermediary may also receive payments described above in "Additional Investor Servicing Payments." These payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of a Fund to its customers. The amount of payments made to financial intermediaries may vary. In determining the amount of payments to be made, CMD and its affiliates may consider a number of factors, including, without limitation, asset mix and length or relationship with the financial intermediary, the size of the customer/shareholder base of the financial intermediary, the manner in which customers of the financial intermediary make investments in the Funds, the nature and scope of marketing support or services provided by the financial intermediary (as more fully described below), and the costs incurred by the financial intermediary in connection with maintaining the infrastructure necessary or desirable to support investments in the Funds.



      These additional payments by CMD or its affiliates are made pursuant to agreements between CMD and its affiliates and financial intermediaries and do not change the price paid by investors for the purchase of a share, the amount a Fund will receive as proceeds from such sales, or the distribution (12b-1) fees and expenses paid by the Fund as shown under the heading "Fees and Expenses" in the Fund's prospectus.



MARKETING SUPPORT PAYMENTS



      CMD or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services, including, but not limited to, business planning assistance, educating financial intermediary personnel about the Funds and shareholder financial planning needs, placement on the financial intermediary's preferred or recommended fund list or otherwise identifying a Fund as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, access to sales meetings, sales representatives and management representatives of the financial intermediary, client servicing, and systems infrastructure support. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by CMD attributable to that financial intermediary, gross sales of the mutual funds distributed by CMD attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment.



      While the financial arrangements may vary for each financial intermediary, the marketing support payments to each financial intermediary are generally expected to be between 0.02% and 0.10% (between 0.03% and 0.12% in the case of the money market funds) on an annual basis for payments based on average net assets of the Funds attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds (other than the money market funds) attributable to the financial intermediary. CMD or its affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund.



As of the date of this SAI, CMD or its affiliates had agreed to make marketing support payments to the following financial intermediaries or their affiliates:



A. G. Edwards & Sons, Inc.


AIG Advisor Group


Ameriprise Financial Services, Inc.


AXA Advisors, LLC


Banc of America Securities LLC


Banc of America Securities Limited


Bank of America, N.A.


Bank of New York


Bear Stearns & Co. Inc.


BMO Nesbitt Burns


Brown Brothers Harriman & Co.


Chicago Mercantile Exchange

Citicorp Investment Services


Commonwealth Financial Network


Custodial Trust Company


FAS Corp.


Ferris Baker Watts, Incorporated


Fidelity Brokerage Services, Inc.


FinancialOxygen, Inc.


Genworth Financial, Inc.


Goldman, Sachs & Co.


Harris Corp.


Huntington Capital Corp.


Independent Financial Markets Group, Inc.


ING Group


J.J.B. Hilliard, W.L. Lyons, Inc.


Lincoln Financial Advisors Corp.


Linsco/Private Ledger Corp. (LPL)


Mellon Financial Markets, LLC


Merrill Lynch, Pierce, Fenner & Smith Incorporated


Money Market One


Morgan Stanley DW Inc.


New York State Deferred Compensation Board


Pershing LLC


PNC Bank, N.A.


Raymond James & Associates, Inc.


Raymond James Financial Services, Inc.


Security Benefit Life Insurance Company


SEI Investments Inc.


Silicon Valley Bank


Summit Bank


Sungard Institutional Brokerage Inc.


Sun Life Assurance Company of Canada


TIAA-CREF Life Insurance Company


Transamerica Corporation


UBS Financial Services Inc.


US Bank Trust


Wachovia Securities LLC


Webster Investment Services, Inc.


Wells Fargo Investments, LLC



      CMD or its affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.



INVESTOR SERVICING PAYMENTS



      CMD or its affiliates may also make payments to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for a variety of services they provide to such programs. These amounts are in addition to amounts that may be paid on behalf of the Funds (see "Additional Investor Servicing Payments") and may be in addition to the marketing support payments paid by CMD described above. A financial intermediary may perform program services itself or may arrange with a third party to perform program services. These investor services may include sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. Payments by CMD or its affiliates for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of the total Fund assets in the program on an annual basis for those classes of shares that pay a service fee pursuant to a 12b-1 Plan, and 0.40% of total Fund assets in the program on an annual basis for those classes of shares that do not pay service fees pursuant to a 12b-1 Plan. In addition, CMD or its affiliates may make lump sum payments to selected financial intermediaries receiving investor servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of the Funds on the financial intermediary's system or other similar services.



As of the date of this SAI, CMD or its affiliates had agreed to make investor servicing payments to the following financial intermediaries or their affiliates:



ACS HR Solutions LLC


Administrative Management Group


Ameriprise Financial Services, Inc.


AST Trust Company


Benefit Plan Administrators


Bisys Retirement Services


Ceridian Retirement Plan Services


Charles Schwab & Co.


Citigroup Global Markets Inc.


CitiStreet LLC


City National Bank


CNA Trust Corporation


Compensation & Capital Administrative Services, Inc


CompuSys Erisa Group of Companies


Crown Point Trust Company


Daily Access Concepts, Inc.


Digital Retirement Solutions


Edgewood Services, Inc.


ExpertPlan


Fidelity Investments Institutional Operations Co.


Fiserv Trust Company


GWFS Equities, Inc.


Hartford Life Insurance Company


Hewitt Associates LLC


Investmart, Inc.


JP Morgan Retirement Plan Services LLC


Lincoln Financial Group


Matrix Settlement & Clearance Services


Mercer HR Services, LLC


Merrill Lynch, Pierce, Fenner & Smith Incorporated


Mid Atlantic Capital Corporation


National Investor Services Corp.


Nationwide Investment Services


NYLife Distributors LLC


PNC Advisors


Princeton Retirement Group


RBC Dain Rauscher Inc.


Stanton Trust


Sungard Investment Products, Inc.


The 401k Company


T. Rowe Price Group, Inc.


Unified Trust Company, N.A.


The Gem Group, L.P.


The Principal Financial Group


The Vanguard Group, Inc.


Wachovia Securities, LLC


Wells Fargo Investments, LLC


Wilmington Trust Corporation

      CMD or its affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.



OTHER PAYMENTS



      From time to time, CMD, from its own resources, may provide additional compensation to certain financial intermediaries that sell or arrange for the sale of shares of a Fund to the extent not prohibited by laws or the rules of any self-regulatory agency, such as the NASD. Such compensation provided by CMD may include financial assistance to financial intermediaries that enable CMD to participate in and/or present at financial intermediary-sponsored conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, financial intermediary entertainment, and other financial intermediary-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. CMD makes payments for entertainment events it deems appropriate, subject to CMD's internal guidelines and applicable law. These payments may vary upon the nature of the event.



      Your financial intermediary may charge you fees or commissions in addition to those disclosed in this SAI. You can ask your financial intermediary for information about any payments it receives from CMD and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular Fund or share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.


PLEASE CONTACT YOUR FSF OR INTERMEDIARY FOR DETAILS ABOUT PAYMENTS IT MAY
RECEIVE.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

      The following special purchase programs/investor services may be changed or eliminated at any time.

      AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of the Funds may be purchased through the Automatic Investment Plan. Preauthorized monthly electronic funds transfers for a fixed amount of at least $50 ($25 for Individual Retirement Accounts ("IRAs")) are used to purchase a Fund's shares at the public offering price next determined after CMD receives the proceeds from the transfer. If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from CMD.

      AUTOMATED DOLLAR COST AVERAGING. The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any mutual fund distributed by CMD in which you have a current balance of at least $5,000 into the same class of shares of up to five other funds. Complete the Automated Dollar Cost Averaging section of the Application. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Sales charges may apply if exchanging from a money market fund. Exchanges will continue so long as your Fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any Fund, exchange between the same class of shares by written instruction or by telephone exchange if you have so elected and withdraw amounts from any Fund, subject to the imposition of any applicable CDSC or sales charges.

      Any additional payments or exchanges into your Fund will extend the time of the Automated Dollar Cost Averaging program.

      An exchange is generally a capital sale transaction for federal income tax purposes. You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of Funds, by telephone or in writing; if in writing by mailing your instructions to Columbia Funds Services, Inc. P.O. Box 8081, Boston, MA 02266-8081.

      You should consult your FSF to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

      TAX-SHELTERED RETIREMENT PLANS. CMD offers prototype tax-qualified plans, including Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Columbia Trust Company serves as Trustee of CMD prototype plans and charges a $20 annual fee. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from CMD.

      Participants in non-CMD prototype Retirement Plans (other than IRAs) also are charged a $20 annual fee unless the plan maintains an omnibus account with CMS. Participants in CMD prototype Plans (other than IRAs) who liquidate the total value of their account may also be charged a $20 close-out processing fee payable to CMS. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a CMD IRA Rollover account in any Fund, or if the Plan maintains an omnibus account.

      Consultation with a competent financial and tax advisor regarding these Retirement Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

      TELEPHONE ADDRESS CHANGE SERVICES. By calling CMS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges by check are suspended for 30 days after an address change is effected. Please have your account and taxpayer identification number available when calling.

      CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

      AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a Fund automatically invested in the same class of shares of another Fund. An ADD account must be in the same name as the shareholder's existing open account with the particular Fund. Call CMS for more information at 1-800-345-6611.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

      RIGHTS OF ACCUMULATION (Columbia Class A and Class T shares, Nations Class A shares and Galaxy Retail A shares only) Class T shares can only be purchased by the shareholders of Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund) who already own Class T shares. Reduced sales charges on Class A and T shares can be effected by combining a current purchase of Class A or Class T shares with prior purchases of other funds and classes distributed by CMD. The applicable sales charge is based on the combined total of:

1.     the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all shares of funds for which CMD serves as distributor for funds held by the shareholder.

      CMD must be promptly notified of each purchase with respect to which a shareholder is entitled to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by CMS. A Fund may terminate or amend this Right of Accumulation.

      STATEMENT OF INTENT (Class A, Class E and Class T shares only). Any person may qualify for reduced sales charges on purchases of Class A, E and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all fund shares held by the shareholder on the date of the Statement in Funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund)). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

      During the term of a Statement, CMS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A, E or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a Fund to sell the amount of the Statement.

      If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement (provided the FSF returns to CMD the excess commission previously paid during the thirteen-month period). The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price.

      If the amount of the Statement is not purchased, the shareholder shall remit to CMD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, CMS will redeem escrowed Class A, E or T shares with a value equal to such difference. The additional FSF commission will be remitted to the shareholder's FSF of record.

      Additional information about and the terms of Statements of Intent are available from your FSF, or from CMS at 1-800-345-6611.

      NET ASSET VALUE ELIGIBILITY GUIDELINES (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, LLC IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS).

1. Employees, brokers and various relationships that are allowed to buy at NAV. Class A shares of certain Funds may be sold at NAV to the following individuals, whether currently employed or retired: Employees of Bank of America Corporation (and its predecessors), its affiliates and subsidiaries; Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, CMD, or its successors and companies affiliated with the Advisor; Registered representatives and employees of FSF's (including their affiliates) that are parties to dealer agreements or other sales arrangements with CMD; Nations Funds' Trustees, Directors and employees of its investment sub-advisers; Broker/Dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes; employees or partners of any contractual service provider to the funds

       NAV eligibility for Class A purchase also applies to the families of the parties listed above and their beneficial accounts. Family members include: spouse, parent, stepparent, legal guardian, child, stepchild, father-in-law and mother-in-law.

       Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

       Registered broker/dealer firms that have entered into a Nations Funds dealer agreement with BACAP Distributors, LLC may buy Class A shares without paying a front-end sales charge for their investment account only.

       Banks, trust companies and thrift institutions, acting as fiduciaries.

2. Grandfathered investors. Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may purchase Class A shares of any Fund at NAV in those cases where a Columbia Fund Class Z share is not available.

       Shareholders of certain Funds that reorganized into the Nations Funds who were entitled to buy shares at (NAV) will continue to be eligible for NAV purchases into those Nations Fund accounts opened through August 19, 2005.

       Galaxy Fund shareholders prior to December 1, 1995; and shareholders who (i) purchased Galaxy Fund Prime A shares at NAV and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and
       (ii) continue to maintain the account in which the Prime A shares were originally purchased.

       (For Class T shares only) Shareholders who (i) purchased Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally purchased; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

3. Reinstatement. Subject to the fund policy on trading of fund shares, an investor who has redeemed class A, B, C, D, G or T shares may, upon request, reinstate within 1 year a portion or all of the proceeds of such sales in shares of class A of any fund at the NAV next determined after CMS received a written reinstatement request and payment.

4. Retirement Plans. Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with CMD pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

5. Non-U.S. Investors. Certain pension, profit-sharing or other employee benefit plans offered to non-US investors may be eligible to purchase Class A shares with no sales charge.

6. Reorganizations. At the Fund's discretion, NAV eligibility may apply to shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

7. Rights of Accumulation (ROA). The value of eligible accounts, regardless of class, maintained by you and you and your immediate family may be combined with the value of your current purchase to reach a sales discount level and to obtain the lower sales charge for your current purchase.

8. Letters of Intent (LOI). You may pay a lower sales charge when purchasing class A shares by signing a letter of intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the LOI within 13 months. If your LOI purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, LLC IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS) (Class A, B, C, D, E, matured F, G and T shares). CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions following the death of (i) the sole shareholder on an individual account,
       (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act
       (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with CMS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value at the time that the SWP is established.

       Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met. For redemptions in excess of 12% of the account's value at the time that the SWP is established, a CDSC will be charged on the SWP redemption. The 12% limit does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell
       Shares -- Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability, and (iii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND
       (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by CMD.

6. Qualified Retirement Plans. CDSCs may be waived on CMD shares sold by employee benefit plans created according to
       Section 403(b) of the tax code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must be a participant in an alliance program th at has signed an agreement with Columbia Funds or CMD.

7. Trust Share Taxes. CDSCs will be waived on redemptions of Class E and F shares (i) where the proceeds are used to directly pay trust taxes, and (ii) where the proceeds are used to pay beneficiaries for the payment of trust taxes.

8. Return of Commission. CDSCs may be waived on shares sold by intermediaries that are part of the Columbia Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

9. Non-U.S. Investors. CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

10. IRS Section 401 and 457. CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under Section 401 or 457 of the tax code.

11. Medical Payments. CDSCs may be waived on shares redeemed for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

12. Plans of Reorganization. At the Funds' discretion, CDSCs may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which a fund is a party.

13. Charitable Giving Program. CDSCs may be waived on the sale of Class C or Class D shares sold by a non-profit organization qualified under Section 501(c)(3) of the tax code in connection with the Banc of America Capital
        Management Charitable Giving Program.

14. The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

      Shares may also be sold on any day the Exchange is open, either directly to a Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, a Fund may delay selling or delay sending proceeds from your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

      To sell shares directly to a Fund, send a signed letter of instruction or stock power form to CMS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable CDSC) next calculated after a Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. Stock power forms are available from FSFs, CMS and many banks. Additional documentation may required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders and other legal entities. Call CMS for more information at 1-800-345-6611.

      FSFs must receive requests before the time at which a Fund's shares are valued to receive that day's price. FSFs are responsible for furnishing all necessary documentation to CMS and may charge for this service.

      SYSTEMATIC WITHDRAWAL PLAN. The shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in any Fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies is run against available shares and generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawals from Class B, Class C and Class D shares of the Fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their Class B, Class C and Class D share account may do so but may be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other Fund distributions payable in shares of the Fund rather than in cash.

      A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

      A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of a Fund (other than through the reinvestment of dividends) and a SWP at the same time.

      SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

      A Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, CMS will not be liable for any payment made in accordance with the provisions of a SWP.

      The cost of administering SWPs for the benefit of shareholders who participate in them is borne by a Fund as an expense of all shareholders.

      Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP. The SWP on accounts held in street name must be made payable to the back office via the National Securities Clearing Corporation (NSCC).

      TELEPHONE REDEMPTIONS. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the Fund's shares by calling 1-800-345-6611 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions by check and ACH are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker, to a pre-existing bank account, or furnishing a signature guaranteed request. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. CMS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address and account number. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. Certain restrictions may apply to retirement plan accounts.

      NON CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Fund's net asset value, the Fund may make the payment or a portion of the payment with portfolio securities held by that Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

DISTRIBUTIONS

      Distributions are invested in additional shares of the same class of a Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by CMS is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. No charge is currently made for reinvestment.

      Shares of Funds that pay daily dividends (Oregon Intermediate Municipal Bond Fund, and Conservative High Yield Fund) will be earned starting the day after the Fund receives payments for the shares.

HOW TO EXCHANGE SHARES

      Shares of a Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) distributed by CMD on the basis of the NAVs per share at the time of exchange. Class D shares may be exchanged for Class C shares. Class Z shares may be exchanged for Class A shares of the other funds that are not offering Class Z shares. Class G shares can be exchanged for Class B shares, but once exchanged into Class B cannot be reexchanged back into Class G. Class T shares can be exchanged for Class A shares, but once exchanged into Class A cannot be reexchanged back into Class T. The prospectus of each Fund describes its investment objective and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain of these funds are not available to residents of all states. Consult CMS before requesting an exchange.

      By calling CMS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting CMS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the fund suspends repurchases or postpones payment for the Fund shares being exchanged in accordance with federal securities law. CMS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, CMS may require customary additional documentation. Prospectuses of the other funds are available from the CMD Literature Department by calling 1-800-426-3750.

      A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

      Consult your FSF or CMS. In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder desiring to exchange.

      An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

      The Funds also reserve the right to close a shareholder account if the shareholder's actions are deemed to be detrimental to the Fund or its shareholders, including, without limitation, violating the exchange policy set forth in its Prospectus. If a Fund redeems shares, payment will be made promptly at the current net asset value. A redemption may result in a realized capital gain or loss.

PRICING OF SHARES


      The net asset value ("NAV") per share of each Fund is determined by the Advisor, under procedures approved by the Trustees, as of the close of regular trading (normally 4:00 p.m. New York time) on each day the NYSE is open for business and at other times determined by the Trustees. The NAV per share is computed by dividing the value of all assets of the Fund, less its liabilities, by the number of shares outstanding.


      A Fund may suspend the determination of the NAV of a Fund and the right of redemption for any period (1) when the NYSE is closed, other than customary weekend and holiday closings, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which sale of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Fund to determine the value of the Fund's assets, or (4) as the SEC may by order permit for the protection of security holders, provided the Fund complies with rules and regulations of the SEC, which govern as to whether the conditions prescribed in (2) or (3) exist. The NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.


      For purposes of calculating the NAV of a Fund's shares, the following procedures are utilized whenever applicable. Each Fund's equity securities are valued at the last sale price on the securities exchange or national securities markets at which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued using the last bid price. Each Fund purchasing debt securities uses market value to value such securities as quoted by an independent pricing service, dealers who are market makers in the securities or by procedures and guidelines approved by the Funds' Board of Trustees. Market values are generally based on the average of bid and ask prices, or by reference to other securities with comparable ratings, interest rates and maturities. Certain securities for which daily market quotations are not readily available, or for which the Advisor believes the quotations do not accurately value the security in question, may be fair valued by the Advisor, pursuant to guidelines established by the Funds' Board of Trustees.



      Temporary cash investments are carried at values deemed best to reflect their fair values as determined in good faith by the Advisor, under procedures adopted by the Funds' Board of Trustees. These values are based on cost, adjusted for amortization of discount or premium and accrued interest, unless unusual circumstances indicate that another method of determining fair value should be used.

      The value of assets or liabilities initially expressed in a foreign currency will, on a daily basis, be converted into U.S. dollars. Foreign securities will generally be valued based upon the most recent closing price on their principal exchange, or based upon the most recent price obtained by the Fund, if the security is not priced on an exchange, even if the close of that exchange or price determination is earlier than the time of the Funds' NAV calculation. In the case of such foreign security, if an event that is likely to affect materially the value of a portfolio security occurs between the time the foreign price is determined and the time the Fund's NAV is calculated, it may be necessary to value the security in light of that event.

--------------------------------------------------------------------------------

                                   CUSTODIAN
--------------------------------------------------------------------------------

      State Street Bank & Trust Company (the "Custodian"), 2 Avenue de Lafayette, Boston, Massachusetts 02111-2900 acts as the Funds' general custodian, for both domestic and foreign securities. The Custodian holds securities and cash of the Funds, receives and pays for securities purchased, delivers against payment securities sold, receives and collects income from investments, makes all payments covering expenses of the Funds, and performs other administrative duties, all as directed by authorized officers of the Advisor. The Custodian does not exercise any supervisory function in the purchase and sale of portfolio securities or payment of dividends.


      Portfolio securities purchased in the United States are maintained in the custody of the Custodian. Portfolio securities purchased outside the United States by the Funds are maintained in the custody of foreign banks, trust companies, or depositories that have sub-custodian arrangements with the Custodian (the "foreign sub-custodians"). Each of the domestic and foreign custodial institutions that may hold portfolio securities of the Funds has been approved by the Board of Trustees of the Funds or, in the case of foreign securities, by the Custodian, as a delegate of the Board of Trustees, all in accordance with regulations under the 1940 Act.



      The Advisor determines whether it is in the best interest of the Funds and their shareholders to maintain a Fund's assets in each of the countries in which the Fund invests ("Prevailing Market Risk"). The review of Prevailing Market Risk includes an assessment of the risk of holding a Fund's assets in a country, including risks of expropriation or imposition of exchange controls. In evaluating the foreign sub-custodians, the Board of Trustees, or its delegate, will review the operational capability and reliability of the foreign sub-custodian. With respect to foreign investments and the selection of foreign sub-custodians, however, there is no assurance that the Funds, and the value of their shares, will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and cost of obtaining jurisdiction over, or enforcing judgments against, the foreign sub-custodians, or the application of foreign law to a Fund's foreign sub-custodial arrangement. Accordingly, an investor should recognize that the risks involved in holding assets abroad are greater than those associated with investing in the United States.


--------------------------------------------------------------------------------

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------


      PricewaterhouseCoopers LLP, located at 125 High Street, Boston, Massachusetts, 02110-1707 is the Fund's independent registered public accounting firm, providing audit and tax return services and assistance and consultation, in connection with the various Securities and Exchange Commission filings. The financial statements incorporated by reference in this Statement of Additional Information have been so incorporated, and the financial highlights included in the Prospectuses have been so included, in reliance upon the report of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing.

--------------------------------------------------------------------------------

                                     TAXES
--------------------------------------------------------------------------------

FEDERAL INCOME TAXES


      Each Fund intends and expects to elect to be treated and qualify each year as a regulated investment company under Part I of Subchapter M of the Code. If a Fund were to fail to qualify as a "regulated investment company" in any year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and distributions would generally be taxable as ordinary dividend income to the shareholders. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.



      To qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things:



      (a) derive at least 90 percent of its gross income for each taxable year from (i) dividends; interest; payments with respect to certain securities loans; gains from the sale or other disposition of stock, securities, or foreign currencies; other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; and (ii) net income derived from interests in "qualified publicly traded partnerships," as defined below, (the "90 Percent Test");



      (b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) 50 percent or more of the value of the assets of the Fund consists of cash, U.S. government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer of such other securities, to an amount not greater than 5 percent of the value of the assets of the Fund and not greater than 10 percent of the outstanding voting securities of such issuer, and (ii) not more than 25 percent of the value of the assets of the Fund is invested in either (x) the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses or
(y) the securities of one or more qualified publicly traded partnerships (the "Diversification Test").
 and



      (c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid -- generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and the excess of tax-exempt interest income over expenses attributable thereto, for such year.



      A regulated investment company that meets the requirements described above is not subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). Rather, it is taxed only on its "investment company taxable income," which generally equals the undistributed portion of its ordinary net income and any excess of net short-term capital gain over net long-term capital loss. Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and may distribute its net capital gain. The Fund may also retain for investment its net capital gain. If the Fund does retain any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. The policy of each Fund is to apply capital loss carry-forwards as a deduction against future capital gains before making a capital gain distribution to shareholders. Under rules that are beyond the scope of this discussion, certain capital losses and certain net foreign currency losses resulting from transactions occurring in November and December of a taxable year may be taken into account either in that taxable year or in the following taxable year.


    For purposes of the Diversification Test, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership. In addition, in the case of the Fund's investment in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan participation as issuers.



      SPECIAL ASPECTS OF 90 PERCENT TEST. In general, for purposes of 90 Percent Test, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.



      HEDGING TRANSACTIONS. If a Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of each Fund.



      Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income (or, for a tax-exempt Fund, the sum of its net tax-exempt and taxable income). If a Fund's book income exceeds its taxable income (or, with respect to a tax-exempt Fund, the sum of its net tax-exempt and taxable income), the distribution (if any) of such excess will generally be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If a Fund's book income is less than its taxable income (or, for a tax-exempt Fund, the sum of its net tax-exempt and taxable income), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.



      FUNDS OTHER THAN OREGON INTERMEDIATE MUNICIPAL BOND FUND. Shareholders of Funds other than the Oregon Intermediate Municipal Bond Fund are taxed on distributions of net investment income, or of any excess of net short-term capital gain over net long-term capital loss, as ordinary income. Income distributions to corporate shareholders from the Strategic Investor Fund, the Mid Cap Growth Fund, and the Balanced Fund may qualify, in whole or part, for the federal income tax dividends-received deduction, depending on the amount of qualifying dividends received by the Fund. Qualifying dividends may include those paid to a Fund by domestic corporations but do not include those paid by foreign corporations. The dividends-received deduction equals 70 percent of qualifying dividends received from a Fund by a shareholder, and is subject to a holding period requirement. In addition, qualifying dividends are includable in adjusted current earnings for purposes of computing the corporate alternative minimum tax. Distributions from the Conservative High Yield Fund are unlikely to so qualify because the income of this Fund consists largely or entirely of interest rather than dividends. In addition, to the extent the Real Estate Fund's income is derived from interest and distributions from real estate investment trusts ("REITs"), distributions from that Fund will not qualify for the dividends-received deduction. Distributions of any excess of net long-term capital gain over net short-term capital loss from a Fund are ineligible for the dividends-received deduction.



      GENERAL CONSIDERATIONS. Distributions from a Fund (other than exempt-interest dividends) will be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions properly designated by any Fund as representing the excess of net long-term capital gain over net short-term capital loss ("Capital Gains Dividends") are taxable to shareholders at the applicable long-term capital gains rate, regardless of the length of time the shares of the Fund have been held by shareholders. For noncorporate taxpayers, the highest rate that applies to long-term capital gains is generally lower than the highest rate that applies to ordinary income; however, for taxable years beginning before January 1, 2011 qualified dividend income distributions to individuals generally are taxed at the same rate that applies to long-term capital gains, subject to holding period requirements with respect to shareholders and the Funds as well as other requirements. For this purpose, long-term capital gain rates apply to the extent that the Fund receives dividends from domestic or qualifying foreign corporations and the Fund meets holding period and other requirements. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. If the aggregate qualified dividends received by a Fund during any taxable year are 95 percent or more of its gross income, then 100 percent of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss. To the extent that the Fund makes a distribution of income received by the Fund in lieu of dividends (a "substitute payment") with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income and thus will not be eligible for taxation at the rates applicable to long-term capital gain.




      Long term capital gains rates have been temporarily reduced, in general, to 15 percent, with lower rates applying to taxpayers in the 10-percent and 15-percent rate brackets for taxable years beginning before January 1, 2011.



      Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by the Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. The Fund may make one or more of the elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income.


      Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of capital. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses. A distribution may be taxable to a shareholder even if the distribution reduces the net asset value of the shares held below their cost (and is in an economic sense a return of the shareholder's capital). This tax result is most likely when shares are purchased shortly before an annual distribution of capital gains or other earnings.

      Distributions of taxable net investment income and net realized capital gains will be taxable as described above, whether paid in shares or in cash. Each distribution is accompanied by a brief explanation of the form and character of the distribution. Within 60 days after the close of each calendar year, each Fund issues to each shareholder a statement of the federal income tax status of all distributions, including a statement of the prior calendar year's distributions which the Fund has designated to be treated as long-term capital gain and, in the case of the Oregon Intermediate Municipal Bond Fund, as tax-exempt interest, or in the case of the Real Estate Fund, as a tax return of capital. The ratio of tax-exempt income to total net investment income earned during the year may be substantially different from the ratio of tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of tax-exempt income to total net investment income actually earned while a shareholder.


      If the Fund makes a distribution to a shareholder in excess of the Fund's current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of such shareholder's tax basis in its shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder's tax basis in its shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of its shares.


      Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the federal corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the federal AMT.


      Dividends of net investment income received by corporate shareholders of the Fund will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by the Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be "debt-financed" (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (3) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of the Code.



      Each Fund is generally required to obtain from its shareholders a certification of the shareholder's taxpayer identification number and certain other information. Each Fund generally will not accept an investment to establish a new account that does not comply with this requirement. With respect to amounts paid through 2010, if a shareholder fails to certify such number and other information, or upon receipt of certain notices from the Internal Revenue Service, the Fund may be required to withhold 28 percent of any reportable interest or dividends, or redemption proceeds, payable to the shareholder, and to remit such sum to the Internal Revenue Service, for credit toward the shareholder's federal income taxes. The backup withholding rate will be 31 percent for amounts paid after December 31, 2010. For the Oregon Intermediate Municipal Bond Fund, the backup withholding rules may also apply to distributions that are properly designated as exempt-interest dividends. A shareholder's failure to provide a social security number or other tax identification number may subject the shareholder to a penalty of $50 imposed by the Internal Revenue Service. In addition, that failure may subject the Fund to a separate penalty of $50. This penalty will be charged against the shareholder's account, which will be closed. Closure of the account may result in a capital gain or loss.


      If a Fund declares a dividend in October, November, or December payable to shareholders of record on a certain date in such a month and pays the dividend during January of the following year, the shareholders will be taxed as if they had received the dividend on December 31 of the year in which the dividend was declared. Thus, a shareholder may be taxed on the dividend in a taxable year prior to the year of actual receipt.


      A special tax may apply to a Fund if it fails to make enough distributions during the calendar year. The required distributions for each calendar year generally equal the sum of (a) 98 percent of the ordinary income for the calendar year plus (b) 98 percent of the capital gain net income for the one-year period that ends on October 31 during the calendar year (or for the calendar year itself if the Fund so elects), plus (c) any retained amount from the prior year. If the actual distributions are less than the required distributions, a nondeductible tax of 4 percent applies to the shortfall. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.


      The Code allows the deduction by certain individuals, trusts, and estates of "miscellaneous itemized deductions" only to the extent that such deductions exceed 2 percent of adjusted gross income. The limit on miscellaneous itemized deductions will not apply, however, with respect to the expenses incurred by any "publicly offered regulated investment company." Each Fund believes that it is a publicly offered regulated investment company because its shares are continuously offered pursuant to a public offering (within the meaning of Section 4 of the Securities Act of 1933, as amended). Therefore, the limit on miscellaneous itemized deductions should not apply to expenses incurred by any of the Funds.

      The Funds may purchase zero coupon bonds (or other discounted debt securities) and payment-in-kind ("PIK") bonds. With respect to zero coupon bonds, a Fund recognizes original-issue-discount income ratably over the life of the bond even though the Fund receives no payments on the bond until the bond matures. With respect to PIK bonds, a Fund recognizes interest income equal to the fair market value of the bonds distributed as interest. Because a Fund must distribute 90 percent of its income to remain qualified as a registered investment company, a Fund may be forced to liquidate a portion of its portfolio (possibly at a time when it is not advantageous to do so) to generate cash to distribute to its shareholders with respect to original-issue-discount income from zero coupon bonds and interest income from PIK bonds.


      A Fund may invest to a significant extent in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.



      A portion of the interest paid or accrued on certain high yield discount obligations owned by a Fund may not (and interest paid on debt obligations, if any, that are considered for tax purposes to be payable in the equity of the issuer or a related party will not) be deductible to the issuer. This may affect the cash flow of the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends received deduction to the extent of the deemed dividend portion of such accrued interest.


      A Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.


      INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES. Investment by a Fund in certain "passive foreign investment companies" ("PFICs") could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which cannot be eliminated by making distributions to Fund shareholders. However, the Fund may be able to elect to treat a PFIC as a "qualified electing fund," in which case the Fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternatively, the Fund may make an election to mark the gains (and, to a limited extent, losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) in order to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund's total return. Dividends paid by PFICs will not be eligible to be treated as "qualified dividend income." It is anticipated that any taxes on a Fund with respect to investments in PFICs would be insignificant.

     INVESTMENT IN REAL ESTATE INVESTMENT TRUSTS.The Real Estate Fund, and to a lesser extent certain other Funds (see"INVESTMENTS HELD AND INVESTMENT PRACTICES USED BY THE FUND")will invest in REITs.Such investments in REIT equity securities may require the Fund to accrue and to distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. The Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends from the Real Estate Fund will generally not be treated as qualified dividend income.



      If a portion of the income distributions received by the Real Estate Fund from its holdings in REITs includes a tax return of capital and the Fund distributes that return of capital to Shareholders, it will reduce the tax cost basis of their shares in the Real Estate Fund. The effect of a return of capital is to defer shareholders' tax liability on that portion of their income distributions until they sell their shares of the Real Estate Fund.
There is no recognition of gain or loss unless the return of capital exceeds the cost basis in the shares.



      The Real Estate Fund, and to a lesser extent certain other Funds (see "INVESTMENTS HELD AND INVESTMENT PRACTICES USED BY THE FUNDS"), may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of the Real Estate Fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Real Estate Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly.


      In general, excess inclusion income allocated to shareholders cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions). Any investment in residual interests of a collateralized mortgage obligation (a "CMO") that has elected to be treated as a REMIC likewise can create complex tax problems, especially if a Fund has state or local governments or other tax-exempt organizations as shareholders. A tax-exempt shareholder will recognize unrelated business taxable income ("UBTI") by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code
Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if a Fund recognizes "excess inclusion income"derived from direct or indirect investments in REMIC residual interests or taxable mortgage pools, if the amount of such income recognized by a Fund exceeds the Fund's investment company taxable income (after taking into account deductions for dividends paid by the Fund).



      Under current law, if a charitable remainder trust (defined in section 664 of the Code) realizes any UBTI for a taxable year, it will lose its tax-exempt status for the year. Under recent IRS guidance, a charitable remainder trust will not recognize UBTI solely as a result of investing in a fund that recognizes "excess inclusion income." Rather, if at any time during any taxable year a charitable remainder trust (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a fund that recognizes "excess inclusion income," then the Fund will be subject to a tax equal to that portion of its "excess inclusion income" for the taxable year that is allocable to such shareholders, multiplied by the highest federal income tax rate imposed on corporations. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable charitable remainder trust, or other shareholder, and thus reduce such shareholder's distributions for the year by the amount of the tax that relates to such shareholder's interest in the Fund. The Funds have not yet determined whether such an election will be made.



      OREGON INTERMEDIATE MUNICIPAL BOND FUND. In certain cases, Subchapter M permits the character of tax-exempt interest received and distributed by a regulated investment company to flow through for federal tax purposes as tax-exempt interest to its shareholders, provided that 50 percent or more of the value of its assets at the end of each quarter is invested in tax-exempt assets such as municipal bonds. For purposes of this Statement of Additional Information, the term "municipal bonds" refers to obligations that pay interest that is tax-exempt under Section 103 of the Code. For purposes of this Statement of Additional Information, the term "tax-exempt interest" refers to interest that is not includable in gross income for federal income tax purposes. As discussed below, however, tax-exempt interest may result in an increase in the taxes of the recipient because of the alternative minimum tax, the environmental tax, the branch profits tax, or under other provisions of the Code that are beyond the scope of this Statement of Additional Information. The Oregon Intermediate Municipal Bond Fund intends to have at least 50 percent of the value of its total assets at the close of each quarter of their taxable year consist of obligations the interest on which is not includable in gross income for federal income tax purposes under Section 103 of the Code. As a result, the Oregon Intermediate Municipal Bond Fund's dividends payable from net tax-exempt interest earned from municipal bonds should qualify as exempt-interest dividends.



      Distributions properly designated by the Oregon Intermediate Municipal Bond Fund as representing net tax-exempt interest received on municipal bonds (including municipal bonds of Guam, Puerto Rico, and certain other issuers) will not be includable by shareholders in gross income for federal income tax purposes (except for shareholders who are, or are related to, "substantial users," as discussed below). Distributions representing net taxable interest received by the Oregon Intermediate Municipal Bond Fund from sources other than municipal bonds, representing the excess of net short-term capital gain over net long-term capital loss, or representing taxable accrued market discount on the sale or redemption of municipal bonds, will be taxable to shareholders as ordinary income.



      Any capital loss realized upon the redemption of shares of the Oregon Intermediate Municipal Bond Fund six months or less from the date of purchase of the shares and following receipt of an exempt-interest dividend will be disallowed to the extent of such exempt-interest dividend. Section 852(b)(4) of the Code contains special rules on the computation of a shareholder's holding period for this purpose.



      Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 15 percent tax rate for shareholders who are individuals) regardless of the length of time fund shares are held. As described above, qualified dividend income distributions to individual shareholders generally are taxed at the same rate that applies to long-term capital gains.



      A tax-exempt fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of one year or more is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").



      Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of the Oregon Intermediate Municipal Bond Fund will not be deductible for federal income tax purposes. Under rules issued by the Internal Revenue Service, the purchase of such shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares. Special rules that are beyond the scope of this Statement of Additional Information limit the deduction of interest paid by financial institutions. Investors with questions regarding these issues should consult their tax advisors.



      Dividends attributable to interest on certain private activity bonds issued after August 7, 1986 will be items of tax preference and must be included in alternative minimum taxable income for the purpose of determining liability, if any, for the 26-28 percent alternative minimum tax for individuals and the 20 percent alternative minimum tax for corporations. Furthermore, alternative minimum taxable income for corporations includes an adjustment equal to 75 percent of the excess of "adjusted current earnings" over the corporation's other federal alternative minimum taxable income (computed without regard to "adjusted current earnings" and without regard to any "alternative tax net operating loss"). See Section 56(g) of the Code. For the purpose of alternative minimum tax for corporations, all exempt-interest dividends, less any interest expense incurred to purchase or carry shares paying exempt interest dividends, must be taken into account as "adjusted current earnings." In addition, exempt-interest dividends paid to corporate investors may be subject to tax under the environmental tax, which applies at the rate of 0.12 percent on the excess of the "modified alternative minimum taxable income" of the corporation over $2 million. See Section 59A of the Code.



      In some cases, exempt-interest dividends paid by the Oregon Intermediate Municipal Bond Fund may indirectly affect the amount of Social Security benefits or railroad retirement benefits that are taxable income to an investor. See
Section 86 of the Code.

      Certain foreign corporations may be subject to the "branch profits tax" under Section 884 of the Code. The receipt of dividends from the Oregon Intermediate Municipal Bond Fund may increase the liability of the foreign corporation under the branch profits tax, even if such dividends are generally tax-exempt.



      "Substantial users" (or persons related thereto) of facilities financed by certain governmental obligations are not allowed to exclude from gross income interest on such obligations. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person (i) who regularly uses a part of such facilities in his or her trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5 percent of the total revenues derived by all users of such facilities, (ii) who occupies more than 5 percent of the usable area of such facilities or (iii) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners, and an S corporation and its shareholders. No investigation as to the substantial users of the facilities financed by bonds in the Oregon Intermediate Municipal Bond Fund's portfolios will be made by the Oregon Intermediate Municipal Bond Fund. Potential investors who may be, or may be related to, substantial users of such facilities should consult their tax advisors before purchasing shares of the Oregon Intermediate Municipal Bond Fund.



      At the respective times of issuance of the municipal bonds, opinions relating to the validity thereof and to the exemption of interest thereon from federal income tax generally were or will be rendered by bond counsel engaged by the respective issuing authorities. The Oregon Intermediate Municipal Bond Fund will not make any review of the issuance of the municipal bonds or of the basis for such opinions. An opinion concerning tax-exempt interest generally assumes continuing compliance with applicable standards and restrictions. Certain circumstances or actions by an issuer after the date of issuance can cause interest on municipal bonds to become includable in gross income. In some cases, the interest on such bonds could become taxable from the date of issuance. The Oregon Intermediate Municipal Bond Fund will not monitor any issuers or any municipal bonds to attempt to ensure that the interest remains tax-exempt.



      If the Oregon Intermediate Municipal Bond Fund declares dividends attributable to taxable interest it has received, it intends to designate as taxable the same percentage of the day's dividend that the actual taxable income earned on that day bears to total income earned on that day. Thus, the percentage of the dividend designated as taxable, if any, may vary from day to day.



      Shares of the Oregon Intermediate Municipal Bond Fund generally would not be a suitable investment for a tax-exempt institution, a tax-exempt retirement plan, or an individual retirement account. To the extent that such an entity or account is tax-exempt, no additional benefit would result from receiving tax-exempt dividends.



      From time to time, proposals have been introduced before Congress to restrict or eliminate the federal income tax exemption for interest on municipal bonds. Similar proposals may be introduced in the future. If such a proposal were enacted, the availability of municipal bonds for investment by the Oregon Intermediate Municipal Bond Fund and the value of portfolio securities held by the the Fund would be affected.



      Sale or Redemption of Shares. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares will be treated as long-term capital gain if the shares have been held for more than 12 months. Otherwise the gain on the sale, exchange or redemption of shares will be treated as short-term capital gain.
In general, any loss realized upon a taxable disposition of shares will be treated as long-term capital loss if the shares have been held more than 12 months, and otherwise as a short-term capital loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other substantially identical shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly-purchased shares will be adjusted to reflect the disallowed loss.



      NON-U.S. SHAREHOLDERS. Capital gain dividends and exempt-interest dividends will not be subject to withholding of federal income tax. In general, dividends (other than Capital Gain Dividends and exempt-interest dividends) paid by a Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (a "foreign shareholder") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, effective for taxable years of a Fund beginning before January 1, 2008, a Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign shareholder

(w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation) from U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign shareholder, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund. Depending on the circumstances, a Fund may make such designations with respect to all, some or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a foreign person will need to comply with applicable certification requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund makes a designation with respect to a payment. Foreign persons should contact their intermediaries with respect to the application of these rules to their accounts.



      The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number ("TIN"), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.



      In order for a foreign investor to qualify for reduction or elimination of backup withholding under a tax treaty or an exemption from backup withholding, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Fund should consult their tax advisers in this regard. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.



      If a beneficial holder who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates. However, if such a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal net income taxation only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.



      A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.



      Special rules apply to the tax treatment of distributions from the Fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. For dividends paid or deemed paid on or before December 31, 2007, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.



      Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective after December 31, 2004, and before January 1, 2008, if the Fund is a U.S. real property holding corporation (as described above) the Fund's shares will nevertheless not constitute USRPIs if the Fund is a "domestically controlled qualified investment entity," which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign persons.

FOREIGN INCOME TAXES


      The Mid Cap Growth Fund, the Small Cap Growth Fund I, the Real Estate Fund, the Technology Fund, the Strategic Investor Fund, the Balanced Fund, and the Conservative High Yield Fund may invest in the securities of foreign corporations and issuers. Foreign countries may impose income taxes, generally collected by withholding, on foreign-source dividends and interest paid to a Fund. These foreign taxes will reduce a Fund's distributed income and a Fund's return. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. The Funds generally expect to incur, however, no foreign income taxes on gains from the sale of foreign securities.


      The United States has entered into income tax treaties with many foreign countries to reduce or eliminate the foreign taxes on certain dividends and interest received from corporations in those countries. The Funds intend to take advantage of such treaties where possible. It is impossible to predict with certainty the effective rate of foreign taxes that will be paid by a Fund since the amount invested in particular countries will fluctuate and the amounts of dividends and interest relative to total income will fluctuate.


STATE INCOME TAXES

      FUNDS THAT INVEST IN U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their fund shares and distributions and redemption proceeds received from the Fund.

      OREGON INTERMEDIATE MUNICIPAL BOND FUND. Individuals, trusts, and estates will not be subject to the Oregon personal income tax on distributions from the Oregon Intermediate Municipal Bond Fund that are derived from tax-exempt interest paid on the municipal bonds of Oregon and its political subdivisions and certain other issuers (including Puerto Rico and Guam). However, individuals, trusts, and estates that are subject to Oregon personal income tax generally are also subject to the Oregon personal income tax on distributions from the Oregon Intermediate Municipal Bond Fund that are derived from other types of income, including interest on the municipal bonds of states other than Oregon. Furthermore, it is expected that corporations subject to the Oregon corporation excise or income tax will be subject to that tax on income from the Oregon Intermediate Municipal Bond Fund, including income that is exempt for federal purposes. Shares of the Oregon Intermediate Municipal Bond Fund will not be subject to Oregon property tax. Additional discussion regarding local taxes, and the tax rules of states other than Oregon, are beyond the scope of this discussion.

      Oregon generally taxes corporations on interest income from municipal bonds. The Oregon Intermediate Municipal Bond Fund is a corporation. However, ORS 317.309(2) provides that a regulated investment company may deduct from such interest income the exempt-interest dividends that are paid to shareholders. The Oregon Intermediate Municipal Bond Fund expects to distribute its interest income so that it will not be liable for Oregon corporation excise or income taxes.

      The Oregon Intermediate Municipal Bond Fund will report annually to its shareholders the percentage and source, on a state-by-state basis, of interest income on municipal bonds received by the Fund during the preceding year.


      Capital gains distributed to shareholders of the Oregon Intermediate Municipal Bond Fund will generally be subject to state and local taxes. Further discussion regarding the state and local tax consequences of investments in the Funds are beyond the scope of the tax discussions in the Prospectus and this Statement of Additional Information.


ADDITIONAL INFORMATION

      The foregoing summary and the summary included in the Prospectus under "Distributions and Taxes" of tax consequences of investment in the Funds are necessarily general and abbreviated. No attempt has been made to present a complete or detailed explanation of tax matters. Furthermore, the provisions of the statutes and regulations on which they are based are subject to change, prospectively or retroactively, by legislative or administrative action. Local taxes are beyond the scope of this discussion. Prospective investors in the Funds are urged to consult their own tax advisors regarding specific questions as to federal, state, or local taxes.


      Except as noted, this discussion applies only to general U.S. shareholders. Foreign investors and U.S. shareholders with particular tax issues or statuses should consult their own tax advisors regarding the special rules that may apply to them.



      Shares Purchased Through Tax-Qualified Plans. Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

      Recent Tax Shelter Reporting Regulations. Under Treasury regulations, if a shareholder recognizes a loss with respect to shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.



--------------------------------------------------------------------------------


                              SHAREHOLDER MEETINGS
--------------------------------------------------------------------------------


      The Funds are not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. The Funds have voluntarily undertaken to hold a shareholder meeting at which the Board of Trustees would be elected at least every five years beginning in 2005. Each whole share (or fractional share) outstanding on the record date established in accordance with the Funds' By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the shares (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes).



      The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Funds or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose. Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.



      At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series. Shares of each Fund and any other Funds in the Fund Complex that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class.


--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      The Funds' most recent Annual and Semi-Annual Report to shareholders are separate documents supplied with this Statement of Additional Information. The financial statements, accompanying notes and report of independent registered public accounting firm appearing in the Annual Report, and the financial statements and accompanying notes appearing in the Semi-Annual Report are incorporated by reference into this Statement of Additional Information.

                                   APPENDIX I



                   COLUMBIA MANAGEMENT ADVISORS, LLC ("CMA")


                      PROXY VOTING POLICIES AND PROCEDURES


     ADOPTED JULY 1, 2003 AND REVISED SEPTEMBER 30, 2005 AND APRIL 25, 2006



ALL PROXIES(1) regarding client securities for which Columbia Management Advisors, LLC ("CMA") has assumed authority to vote will, unless CMA determines in accordance with policies stated below to abstain from voting, be voted in a manner considered by CMA to be in the best interest of CMA's clients without regard to any resulting benefit or detriment to CMA or its affiliates. The best interest of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as CMA determines in its sole and absolute discretion. In the event a client believes that its other interests require a different vote, CMA shall vote as the client clearly instructs, provided CMA receives such instructions in time to act accordingly.



CMA ENDEAVORS TO VOTE, IN ACCORDANCE WITH THIS POLICY, ALL PROXIES OF WHICH IT BECOMES AWARE, SUBJECT TO THE FOLLOWING EXCEPTIONS (UNLESS OTHERWISE AGREED) WHEN CMA EXPECTS TO ROUTINELY ABSTAIN FROM VOTING:



      1. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE THE SECURITY HAS BEEN LOANED FROM THE CLIENT'S ACCOUNT.



      2. PROXIES WILL USUALLY NOT BE VOTED IN CASES WHERE CMA DEEMS THE COSTS TO THE CLIENT AND/OR THE ADMINISTRATIVE INCONVENIENCE OF VOTING THE SECURITY (E.G., SOME FOREIGN SECURITIES) OUTWEIGH THE BENEFIT OF DOING SO.



CMA SEEKS TO AVOID THE OCCURRENCE OF ACTUAL OR APPARENT MATERIAL CONFLICTS OF INTEREST IN THE PROXY VOTING PROCESS BY VOTING IN ACCORDANCE WITH PREDETERMINED VOTING GUIDELINES, AS STATED BELOW. FOR THOSE PROXY PROPOSALS THAT REQUIRE SPECIAL CONSIDERATION OR IN INSTANCES WHERE SPECIAL CIRCUMSTANCES MAY REQUIRE VARYING FROM THE PREDETERMINED GUIDELINES, THE COLUMBIA MANAGEMENT PROXY COMMITTEE WILL DETERMINE THE BEST INTEREST OF CMA'S CLIENTS AND VOTE ACCORDINGLY, WITHOUT CONSIDERATION OF ANY RESULTING BENEFIT OR DETRIMENT TO CMA OR ITS AFFILIATES.



OVERVIEW:



An investment adviser that exercises voting authority over clients' proxies must adopt written policies and procedures that are reasonably designed to ensure that those proxies are voted in the best economic interests of clients. An adviser's policies and procedures must address how the adviser resolves material conflicts of interest between its interests and those of its clients. An investment adviser must comply with certain record keeping and disclosure requirements with respect to its proxy voting responsibilities. In addition, an investment adviser to ERISA accounts has an affirmative obligation to vote proxies for an ERISA account, unless the client expressly retains proxy voting authority.



PROCEDURES AND CONTROLS:



I.      PROXY COMMITTEE



CMA has established a Proxy Committee whose standing members will include senior investment management personnel, who participate as voting authorities on the Committee. Each standing member may designate a senior portfolio manager or a senior analyst officer to act as a substitute in a given matter on their behalf. Additionally, the Proxy Committee regularly involves other associates (e.g., Mutual Funds' Chief Compliance Officer, Legal representative, Compliance Risk Management representative) who participate as needed to enable effective execution of the Committee's responsibilities.



The Proxy Committee's functions shall include, in part,



      (a) direction of the vote on proposals where there has been a recommendation to the Proxy Committee, pursuant to Section IV.B, not to vote according to the predetermined Voting Guidelines stated in Section IV.A or on proposals which require special, individual consideration in accordance with Section IV.C;


---------------

1 The term "proxy" as used herein refers to consents, elections and authorizations solicited by any party with respect to securities of any sort.

      (b) review at least annually of this Proxy Voting Policy and Procedure to ensure consistency with internal policies client disclosures and regulatory requirements;



      (c) review at least annually of existing Voting Guidelines and need for development of additional Voting Guidelines to assist in the review of proxy proposals; and



      (d) development and modification of Voting Procedures, as stated in
      Section V, as it deems appropriate or necessary.



The Proxy Committee has an established charter, which sets forth the Proxy Committee's purpose, membership and operation. The Proxy Committee's charter is consistent, in all material respects, with this policy and procedure.



II.     CMA'S INVESTMENT ASSOCIATES



Under CMA's Voting Guidelines, certain matters must be determined on a case-by-case basis. In general, the Proxy Department will refer these matters first to the relevant CMA research analyst. If there is not a research analyst assigned to the particular security, the matter will be referred to the appropriate portfolio manager.



In considering a particular proxy matter, the research analyst or portfolio manager must vote in the clients' best interest as defined above. Information regarding CMA's proxy voting decisions is confidential information. Therefore, research analysts and portfolio managers generally must not discuss proxy votes with any person outside of CMA and within CMA on a need to know basis only.



Research analysts and portfolio managers must discharge their responsibilities consistent with the obligations set forth in Section IV. A research analyst or portfolio manager must disclose in writing any inappropriate attempt to influence their recommendation or any other personal interest that they have with the issuer by completing a Conflicts of Interest Disclosure and Certification Form and submitting the form to Compliance Risk Management ("CRM"). For each Proxy Referral (defined in Section III), the research analyst or portfolio manager is responsible for memorializing their recommendation on the Proxy Voting Recommendation Form and communicating it to the Proxy Department.



Research analysts and portfolio managers should seek advice from CRM or Legal with respect to any questions that they have regarding personal conflicts of interests, communications regarding proxies, or other related matters.



III.    CONFLICTS OF INTEREST



For purposes of CMA's proxy policy, a material conflict of interest is a relationship or activity engaged in by CMA, a CMA affiliate(2), or a CMA associate that creates an incentive (or appearance thereof) to favor the interests of CMA, the affiliate, or associate, rather than the clients' interests. For example, CMA may have a conflict of interest if either CMA has a significant business relationship with a company that is soliciting a proxy, or if a CMA associate involved in the proxy voting decision-making process has a significant personal or family relationship with the particular company. A conflict of interest is considered to be "material" to the extent that a reasonable person could expect the conflict to influence CMA's decision on the particular vote at issue. In all cases where there is deemed to be a material conflict of interest, CMA will seek to resolve it in the clients' best interests.



For those proxy proposals that: (1) are not addressed by CMA's proxy guidelines;
(2) the guidelines specify the issue must be evaluated and determined on a case-by-case basis; or (3) a CMA investment associate believes that an exception to the guidelines may be in the best economic interest of CMA's clients (collectively, "Proxy Referrals"), CMA may vote the proxy, subject to the conflicts of interest procedures set forth below.



In the case of Proxy Referrals, Compliance Risk Management will collect and review any information deemed reasonably appropriate to evaluate if CMA or any person participating in the proxy voting decision-making process has, or has the appearance of, a material conflict of interest. CMA investment personnel involved in the particular Proxy Referral must report any personal conflict of interest circumstances to Columbia Management's Conflicts Officer in writing on the Conflicts of Interest Disclosure and Certification Form. Compliance Risk Management will consider information about CMA's significant business relationships, as well as other relevant information. The information considered by Compliance Risk Management may include information regarding: (1) CMA


---------------

2 Bank of America Corporation ("BAC"), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA's duty, in the proxy voting process, to act in the best economic interest of its clients.

client and other business relationships; (2) any relevant personal conflicts; and (3) communications between investment professionals and parties outside the CMA investment division regarding the proxy matter. Compliance Risk Management will consult with relevant experts, including legal counsel, as necessary.



If Compliance Risk Management determines that it reasonably believes (1) CMA has a material conflict of interest, or (2) certain individuals should be recused from participating in the proxy vote at issue, Compliance Risk Management will inform the Chair of the Proxy Committee. Where a material conflict of interest is determined to have arisen in the proxy voting process, CMA's policy is to invoke one or more of the following conflict management procedures:



         - Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be CMA's proxy voting agent);



         - Causing the proxies to be delegated to a qualified, independent third party, which may include CMA's proxy voting agent.



         - In unusual cases, with the Client's consent and upon ample notice, forwarding the proxies to CMA's clients so that they may vote the proxies directly.



Affiliate Investment Companies and Public Companies


CMA considers (1) proxies solicited by open-end and closed-end investment companies for which CMA or an affiliate serves as an investment adviser or principal underwriter; and (2) proxies solicited by Bank of America or other public companies within the BAC organization to present a material conflict of interest for CMA. Consequently, the proxies of such affiliates will be voted following one of the conflict management procedures discussed above.



Management of Conflicts of Interest -- Additional Procedures


BAC as well as CMA has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.



      1. BAC's enterprise-wide Code of Ethics specifically prohibits the flow of certain business-related information between associates on the commercial and/or investment banking side of the corporation and associates charged with trust or non-trust fiduciary responsibilities, including investment decision-making and proxy voting.



      2. In addition, BAC has adopted "Global Policies and Procedures Regarding Information Walls and Inside Information." Pursuant to these policies and procedures, "information barriers" have been established between various BAC business lines designed to prohibit the passage of certain information across those barriers.



      3. Within CMA, CMA's Code of Ethics affirmatively requires that associates of CMA act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate's interests and those of CMA's Clients.



      4. By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee (including the chairperson) and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:



         - To disclose in writing to Columbia Management Conflicts of Interest Officer (within Compliance Risk Management) any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer's or dissident's management or otherwise) in determining whether or how CMA will vote proxies. Additionally, each member must disclose any direct, indirect or perceived influence or attempt to influence such action which the member or associate views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of CMA or BAC. In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will abstain from participating in the Committee's determination of whether and/or how to vote in the matter; and



         - To refrain from taking into consideration, in the decision as to whether or how CMA will vote proxies:



         - The existence of any current or prospective material business relationship between CMA, BAC or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand.

      5. In certain circumstances, CMA follows the proxy guidelines and uses other research services provided by Institutional Shareholder Services, Inc. ("ISS") or another independent third party. CMA has undertaken a review of ISS' conflicts of interest procedures, and will continue to monitor them on an ongoing basis. In the event that CMA determines that it would be appropriate to use another third party, it will undertake a similar conflicts of interest assessment review.



IV.    VOTING GUIDELINES



A. THE PROXY COMMITTEE HAS ADOPTED THE FOLLOWING GUIDELINES FOR VOTING PROXIES. CMA USES AN INDEPENDENT, THIRD-PARTY VENDOR (CURRENTLY ISS), TO IMPLEMENT ITS PROXY VOTING PROCESS AS CMA'S PROXY VOTING AGENT. IN GENERAL, WHENEVER A VOTE IS SOLICITED, ISS WILL EXECUTE THE VOTE ACCORDING TO CMA'S VOTING GUIDELINES AS FOLLOWS:



1.     Matters Relating to the Board of Directors/Corporate Governance



      CMA generally will vote FOR:



         - Proposals for the election of directors or for an increase or decrease in the number of directors, provided that no more than one-third of the Board of Directors would, presently or at any time during the previous three-year period, be from management. However, CMA generally will WITHHOLD votes from pertinent director nominees if:



             (i) the board as proposed to be constituted would have more than one-third of its members from management;



             (ii) the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as "independent," i.e. having no material relationship, directly or indirectly, with the Company, as CMA's proxy voting agent may determine (subject to the Proxy Committee's contrary determination of independence or non-independence);



             (iii) the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters -- ratification of the appointment of auditors);



             (iv)   a director serves on more than six public company boards;



             (v) the CEO serves on more than two public company boards other than the company's board.



             On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.



         - Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the SEC and the New York Stock Exchange ("NYSE"), or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a "financial expert" in accordance with SEC rules.



         - Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.



      CMA generally will vote FOR:



         - Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote


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


AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:



             -   Established governance standards and guidelines.



             - Full board composed of not less than two-thirds "independent" directors, as defined by applicable regulatory and listing standards.



             - Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.



             - A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.



             - Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.



             - The pertinent class of the Company's voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company's proxy materials. This requirement shall not apply if there has been a change in the Chairman/ CEO position within the three-year period.



         - Proposals that grant or restore shareholder ability to remove directors with or without cause.



         - Proposals to permit shareholders to elect directors to fill board vacancies.



         - Proposals that encourage directors to own a minimum amount of company stock.



         -   Proposals to provide or to restore shareholder appraisal rights.



         -   Proposals to adopt cumulative voting.



         -   Proposals for the company to adopt confidential voting.



CMA will generally vote FOR shareholder proposals calling for majority voting thresholds for director elections unless the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard and/or provides an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.



      CMA generally will vote AGAINST:



         - Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.



         - Proposals that give management the ability to alter the size of the board without shareholder approval.



         - Proposals that provide directors may be removed only by supermajority vote.



         -   Proposals to eliminate cumulative voting.



         - Proposals which allow more than one vote per share in the election of directors.



         - Proposals that provide that only continuing directors may elect replacements to fill board vacancies.



         - Proposals that mandate a minimum amount of company stock that directors must own.



         -   Proposals to limit the tenure of non-management directors.



      CMA will vote on a CASE-BY-CASE basis in contested elections of directors.


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


      CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:



         - Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.



         - Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.



         - CMA will vote on a CASE-BY-CASE basis to indemnify directors and officers, and AGAINST proposals to indemnify external auditors.



         - CMA will vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.



2.     Compensation



      CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 5% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the appropriate Research Analyst, or alternatively if no Research Analyst is assigned to the security, the Portfolio Manager. The Investment Associate will then consider the circumstances surrounding the issue and vote in the best interest of CMA's clients. CMA requires that management provide substantial justification for the repricing of options.



      CMA generally will vote FOR:



         - Proposals requiring that executive severance arrangements be submitted for shareholder ratification.



         -   Proposals asking a company to expense stock options.



         -   Proposals to put option repricings to a shareholder vote.



         - Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.



         - Proposals for the remuneration of auditors if no more than 33% of the compensation costs comes from non audit activity.



      CMA generally will vote AGAINST:



         - Stock option plans that permit issuance of options with an exercise price below the stock's current market price, or that permit replacing or repricing of out-of-the money options.



         - Proposals to authorize the replacement or repricing of out-of-the money options.



         - Proposals requesting that plan administrators have advance authority to amend the terms of a plan without detailed disclosure of the specific amendments. When sufficient details are provided on the amendments permitted by the advance authority, CMA will recommend on such proposals on a CASE-BY-CASE basis.



      CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.



3.     Capitalization



      CMA generally will vote FOR:



         - Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.



             For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.



         - Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.



         - Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.



         - Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.



      CMA will evaluate on a CASE-BY-CASE basis proposals regarding:



         - Management proposals that allow listed companies to de-list and terminate the registration of their common stock. CMA will determine whether the transaction enhances shareholder value by giving consideration to:



         - Whether the company has attained benefits from being publicly traded.



         -   Cash-out value.



         -   Balanced interests of continuing vs. cashed-out shareholders.



         -   Market reaction to public announcement of transaction.



4.     Mergers, Restructurings and Other Transactions



      CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company's assets.



5.     Anti-Takeover Measures



      CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:



Poison Pills



         - CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.



         - CMA generally votes FOR shareholder proposals to eliminate a poison pill.



         - CMA generally votes AGAINST management proposals to ratify a poison pill.



Greenmail



         - CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company's ability to make greenmail payments.



Supermajority vote



         - CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.


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


Control Share Acquisition Provisions



         - CMA will vote FOR proposals to opt out of control share acquisition statutes.



6.     Other Business Matters



      CMA generally will vote FOR:



         - Proposals to approve routine business matters such as changing the company's name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.



         - Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:



         -   Credible reason exists to question:



             - The auditor's independence, as determined by applicable regulatory requirements.



             - The accuracy or reliability of the auditor's opinion as to the company's financial position.



             - Fees paid to the auditor or its affiliates for "non-audit" services were excessive, i.e., in excess of the total fees paid for "audit," "audit-related" and "tax compliance" and/or "tax return preparation" services, as disclosed in the company's proxy materials.



         - Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).



         - Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes-Oxley Act of 2002 have been provided.



      CMA generally will vote AGAINST:



         - Proposals to eliminate the right of shareholders to act by written consent or call special meetings.



         - Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.



         - Shareholder proposals to change the date, time or location of the company's annual meeting of shareholders.



      CMA will vote AGAINST:



         - Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.



      CMA will vote on a CASE-BY-CASE basis:



         - Proposals to change the location of the company's state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.



         - Proposals on whether and how to vote on "bundled" or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.



      CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:



         - FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and



         - FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.


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


7.     Other Matters Relating to Foreign Issues



      CMA generally will vote FOR:



         - Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.



         - Proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.



         - Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.



         - Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors/directors and/or legal action is being taken against the board by other shareholders.



         - Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company's financial position.



         - Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.



      CMA will evaluate management proposals to approve protective preference shares for Netherlands located company-friendly foundations proposals on a CASE-BY-CASE basis and will only support resolutions if:



         - The supervisory board needs to approve an issuance of shares while the supervisory board is independent within the meaning of CMA' categorization rules and the Dutch Corporate Governance Code.



         - No call/put option agreement exists between the company and the foundation.



         - There is a qualifying offer clause or there are annual management and supervisory board elections.



         -   The issuance authority is for a maximum of 18 months.



         -   The board of the company-friendly foundation is independent.



         - The company has disclosed under what circumstances it expects to make use of the possibility to issue preference shares.



         - There are no priority shares or other egregious protective or entrenchment tools.



         - The company releases its proxy circular, with details of the poison pill proposal, at least three weeks prior to the meeting.



         - Art 2:359c Civil Code of the legislative proposal has been implemented.



8.     Investment Company Matters



Election of Directors:



      CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:



         -   Board structure



         -   Attendance at board and committee meetings.



      CMA will WITHHOLD votes from directors who:



         - Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.



         - Ignore a shareholder proposal that is approved by a majority of shares outstanding;



         - Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years;



         - Are interested directors and sit on the audit or nominating committee; or

         - Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.



Proxy Contests:



      CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:



         -   Past performance relative to its peers



         -   Market in which fund invests



         - Past shareholder activism, board activity and votes on related proposals



         -   Strategy of the incumbents versus the dissidents



         -   Independence of incumbent directors; director nominees



         -   Experience and skills of director nominees



         -   Governance profile of the company



         -   Evidence of management entrenchment



Converting Closed-end Fund to Open-end Fund:



      CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:



         -   Past performance as a closed-end fund



         -   Market in which the fund invests



         -   Measures taken by the board to address the discount



         - Past shareholder activism, board activity, and votes on related proposals.



Investment Advisory Agreements:



      CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:



         -   Proposed and current fee schedules



         -   Fund category/investment objective



         -   Performance benchmarks



         -   Share price performance as compared with peers



         -   Resulting fees relative to peers



         -   Assignments (where the adviser undergoes a change of control)



Approving New Classes or Series of Shares:



      CMA will vote FOR the establishment of new classes or series of shares.



Preferred Stock Proposals:



      CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:


         -   Stated specific financing purpose



         -   Possible dilution for common shares



         -   Whether the shares can be used for antitakeover purposes



Policies Addressed by the Investment Company Act of 1940 ("1940 Act"):



      CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:



         -   Potential competitiveness



         -   Regulatory developments

         -   Current and potential returns



         -   Current and potential risk



CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.



Changing a Fundamental Restriction to a Non-fundamental Restriction:



      CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:



         -   Fund's target investments



         -   Reasons given by the fund for the change



         -   Projected impact of the change on the portfolio



Change Fundamental Investment Objective to Non-fundamental:



      CMA will vote AGAINST proposals to change a fund's investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective.



Name Change Proposals:



      CMA will vote on a CASE-BY-CASE basis proposals to change a fund's name, considering the following factors:



         -   Political/economic changes in the target market



         -   Consolidation in the target market



         -   Current asset composition



Change in Fund's Subclassification:



      CMA will vote on a CASE-BY-CASE basis proposals to change a fund's subclassification, considering the following factors:



         -   Potential competitiveness



         -   Current and potential returns



         -   Risk of concentration



         -   Consolidation in target industry



Disposition of Assets/Termination/Liquidation:



      CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:



         -   Strategies employed to salvage the company



         -   Past performance of the fund



         -   Terms of the liquidation



Changes to the Charter Document:



      CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:



         -   The degree of change implied by the proposal



         -   The efficiencies that could result



         -   The state of incorporation; net effect on shareholder rights



         -   Regulatory standards and implications



      CMA will vote FOR:



         - Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

         - Proposals enabling the Board to amend, without shareholder approval, the fund's management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the 1940 Act) or interpretations thereunder to require such approval



      CMA will vote AGAINST:



         -   Proposals enabling the Board to:



             -   Change, without shareholder approval the domicile of the fund



             - Adopt, without shareholder approval, material amendments of the fund's declaration of trust or other organizational document



Changing the Domicile of a Fund:



      CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:



         -   Regulations of both states



         -   Required fundamental policies of both states



         -   The increased flexibility available



Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder
Approval:



      CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940.



Distribution Agreements:



      CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:



         -   Fees charged to comparably sized funds with similar objectives



         -   The proposed distributor's reputation and past performance



         -   The competitiveness of the fund in the industry



         -   Terms of the agreement



Master-Feeder Structure:



      CMA will vote FOR the establishment of a master-feeder structure.



Mergers:



      CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:



         -   Resulting fee structure



         -   Performance of both funds



         -   Continuity of management personnel



         - Changes in corporate governance and their impact on shareholder rights



Shareholder Proposals to Establish Director Ownership Requirement:



      CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.


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


Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:



      CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.



Shareholder Proposals to Terminate the Investment Adviser:



      CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:



         -   Performance of the fund's NAV



         -   The fund's history of shareholder relations



         -   The performance of other funds under the adviser's management



B.     ABILITY TO VOTE PROXIES OTHER THAN AS PROVIDED IN A ABOVE.



      A Portfolio Manager or other party involved with a client's account may conclude that the best interest of the firm's client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined Proxy Voting Guidelines stated in Section IV.A. In this situation, he or she shall request that the Proxy Committee consider voting the proxy other than according such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person will furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's, group's, or entity's relationship, if any, with the parties proposing and/or opposing the matter's adoption using the Proxy Voting Recommendation Form. The Proxy Committee may consider the matter, subject to the conflicts of interest procedures discussed in Section III.



C.     PROPOSALS REQUIRING SPECIAL CONSIDERATION.



      For the following categories of proposals, either the Proxy Committee will determine how proxies related to all such proposals will be voted, or the proxies will be voted in accordance with ISS' or an individual client's guidelines.



             1. NEW PROPOSALS. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.



             2. ACCOUNTS ADHERING TO TAFT HARTLEY PRINCIPLES. All proposals for these accounts shall be voted according to the Taft Hartley Guidelines developed by ISS.



             3. ACCOUNTS ADHERING TO SOCIALLY RESPONSIBLE PRINCIPLES. All proposals for these accounts shall be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.



             4. PROXIES OF INTERNATIONAL ISSUERS WHICH BLOCK SECURITIES SALES BETWEEN THE TIME A SHAREHOLDER SUBMITS A PROXY AND THE VOTE. In general, CMA will refrain from voting such securities. However, in the exceptional circumstances that CMA determines that it would be appropriate to vote such proxies, all proposals for these securities will be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in Section IV.A.



             5. PROXIES OF INVESTMENT COMPANY SHARES. Proposals on issues other than those specified in Section IV.A will be voted on the specific instruction of the Proxy Committee.



             6. ACCOUNTS MANAGED BY CMA'S QUANTITATIVE STRATEGIES GROUP. When an issue is held only within an account managed by CMA's Quantitative Strategies Group and not in any other account within CMA, all proposals shall be voted according to the guidelines developed by ISS or as specified by the client.



             7. EXECUTIVE/DIRECTOR COMPENSATION. Except as provided in Section IV.A, proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.



             8. PREEMPTIVE RIGHTS. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

VI.    VOTING PROCEDURES



      The Proxy Committee has developed the following procedures to aid the voting of proxies according to the Voting Guidelines. The Proxy Committee may revise these procedures from time to time, as it deems necessary or appropriate to effect the purposes of this Policy.



      1. CMA will use an independent, third-party vendor (currently ISS), to implement its proxy voting process as CMA's proxy voting agent. This retention is subject to CMA continuously assessing the vendor's independence from CMA and its affiliates, and the vendor's ability to perform its responsibilities (and, especially, its responsibility to vote client proxies in accordance with CMA's proxy voting guidelines) free of any actual, potential or apparent material conflicts of interests that may arise between the interests of the vendor, its affiliates, the vendor's other clients and the owners, officers or employees of any such firm, on the one hand, and CMA's clients, on the other hand. As means of performing this assessment, CMA will require various reports and notices from the vendor, as well as periodic audits of the vendor's voting record and other due diligence.



      2. ISS will provide proxy analysis and record keeping services in addition to voting proxies on behalf of CMA in accordance with this Policy.



      3. On a daily basis CMA will send to ISS a holdings file detailing each equity holding held in all accounts over which CMA has voting authority. Information regarding equity holdings for international portfolios will be sent weekly.



      4. ISS will receive proxy material information from Proxy Edge or the custodian bank for the account. This will include issues to be voted upon, together with a breakdown of holdings for CMA accounts. ISS will then reconcile information it receives from CMA with information that it has received from Proxy Edge and custodian banks. Any discrepancies will be promptly noted and resolved by ISS, with notice to CMA.



      5. Whenever a vote is solicited, ISS will execute the vote according to CMA's Voting Guidelines previously delivered by CMA to ISS as set forth in Section IV.A.



         - If ISS is unsure how to vote a particular proxy, ISS will issue a request for voting instructions to CMA over a secure website. CMA personnel will check this website regularly. The request will be accompanied by a recommended vote. The recommended vote will be based upon ISS' understanding of the Voting Guidelines previously delivered to ISS. CMA will promptly provide ISS with any amendments or modifications to the Voting Guidelines if necessary. CMA will return a final instruction to vote to ISS, which ISS will record with Proxy Edge or the custodian bank as our agent.



      6. Each time that ISS will send CMA a request to vote, the request will be accompanied by the recommended vote determined in accordance with CMA's Voting Guidelines. ISS will vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of clients requires another vote, or the proposal is a matter as to which the Proxy Committee affords special, individual consideration under Section IV.C. In such situations, ISS will vote based on the direction of the client or the Proxy Committee, as the case may be. The interests of CMA's Taft Hartley or Socially Responsible clients may impact a proposal that normally should be voted in a certain way. ISS will inform CMA of all proposals having impact on its Taft Hartley and or Socially Responsible clients. The Proxy Voting Committee will be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented.



      7. ISS will have procedures in place to ensure that a vote is cast on every security holding maintained by CMA on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients, CMA will receive a report from ISS detailing CMA's voting for the previous period.



VII.   AVAILABILITY OF PROXY POLICY AND VOTING RECORD



      A summary disclosure regarding the provisions of this Policy is available in CMA's Form ADV. Upon receipt of a Client's request for more information, CMA will provide to the Client a copy of this Policy and/or how CMA voted proxies for the Client pursuant to this Policy for up to a one-year period. It is CMA's policy not to disclose how it voted a client's proxy to third parties.



      With respect to its investment company clients, CMA will not selectively disclose its investment company clients' proxy voting records; rather, CMA will disclose such information by publicly available annual filings. CMA will create and maintain records of each investment company's proxy record for 12-month periods ended June 30th. CMA will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting during the period covered by the annual report and which the company was entitled to vote:



         -   The name of the issuer of the security;



         - The exchange ticker symbol of the portfolio security (is symbol is available through reasonably practicable means);



         - The Council on Uniform Securities Identification Procedures number for the portfolio security (if number is available through reasonably practicable means);



         -   The shareholder meeting date;



         -   A brief identification of the matter voted on;



         - Whether the matter was proposed by the issuer or by a security holder;



         -   Whether the company cast its vote on the matter;



         - How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding the election of directors; and



         -   Whether the company cast its vote for or against management.

                                  APPENDIX II

INFORMATION APPLICABLE TO CERTAIN CLASS G SHAREHOLDERS

      Except as set forth below, Contingent Deferred Sales Charges ("CDSCs") and conversion schedules are described in the Prospectuses.

      The following table describes the CDSC schedule applicable to Class G shares received by former Galaxy Growth Fund II and Galaxy Short-Term Bond Fund shareholders in exchange for Retail B Shares purchased prior to January 1, 2001:

                                                   % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                      SHARES ARE SOLD
-----------------------------                      ---------------
Through first year                                      5.00
Through second year                                     4.00
Through third year                                      3.00
Through fourth year                                     3.00
Through fifth year                                      2.00
Through sixth year                                      1.00
Longer than six years                                   None

      Class G shares received in exchange for Galaxy Short-Term Bond Fund Retail B Shares that were purchased prior to January 1, 2001 will automatically convert to Class T shares six years after purchase.

      Class G shares received in exchange for Galaxy Growth Fund II Retail B Shares that were purchased prior to January 1, 2001 will automatically convert to Class A shares six years after purchase.

      The following table describes the CDSC schedule applicable to Class G shareholders whose Galaxy Large Cap Growth Fund Retail B Shares were acquired in connection with the reorganization of the Pillar Funds:

                                                   % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                      SHARES ARE SOLD
-----------------------------                      ---------------
Through first year                                      5.50
Through second year                                     5.00
Through third year                                      4.00
Through fourth year                                     3.00
Through fifth year                                      2.00
Through sixth year                                      1.00
Through the seventh year                                None
Longer than seven years                                 None

      If you acquired Retail B Shares of the Galaxy Large Cap Growth Fund in connection with the reorganization of the Pillar Funds, your Class G shares will automatically convert to Class B shares eight years after you purchased the Pillar Fund Class B shares you held prior to the reorganization.


      Purchases in excess of $50,000 are no longer accepted for Class B shares.

                        COLUMBIA FEDERAL SECURITIES FUND
                   A SERIES OF COLUMBIA FUNDS SERIES TRUST I
                      STATEMENT OF ADDITIONAL INFORMATION

                                JANUARY 1, 2007



This Statement of Additional Information ("SAI") contains information which may be useful to investors but which is not included in the Prospectuses of Columbia Federal Securities Fund (the "Fund"). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of the Fund dated January 1, 2007. This SAI should be read together with a Prospectus of the Fund and the most recent Annual Report dated August 31, 2006. The Fund's most recent Annual Report to shareholders is a separate document supplied with this SAI. Investors may obtain a free copy of a Prospectus and the Annual Report from Columbia Management Services, Inc. ("CMS"), P.O. Box 8081, Boston, MA 02206-8081 or by calling 1-800-345-6611. The financial statements and Report of the Independent Registered Public Accounting Firm appearing in the Fund's August 31, 2006 Annual Report are incorporated in this SAI by reference.



Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the funds distributed by Columbia Management Distributors, Inc ("CMD") generally and additional information about certain securities and investment techniques described in the Fund's Prospectuses.


TABLE OF CONTENTS


           PART 1                                                              PAGE
           Definitions                                                       b
           Organization and History                                          b
           Investment Goals and Policies                                     b
           Fundamental Investment Policies                                   c
           Other Investment Policies                                         d
           Portfolio Turnover                                                d
           Fund Charges and Expenses                                         d
           Custodian of the Fund                                             m
           Independent Registered Public Accounting Firm                     m



           PART 2
           Miscellaneous Investment Practices                                1
           Taxes                                                             23
           Additional Tax Matters Concerning Trust Shares                    28
           Management of the Funds                                           30
           Determination of Net Asset Value                                  44
           How to Buy Shares                                                 45
           Additional Investor Servicing Payments                            46
           Additional Financial Intermediary Payments                        46
           Special Purchase Programs/Investor Services                       50
           Programs for Reducing or Eliminating Sales Charges                52
           How to Sell Shares                                                55
           Distributions                                                     59
           How to Exchange Shares                                            60
           Suspension of Redemptions                                         60
           Shareholder Liability                                             60
           Shareholder Meetings                                              60
           Appendix I                                                        62
           Appendix II                                                       68



INT-39/116015-1206

                                     PART 1
                        COLUMBIA FEDERAL SECURITIES FUND

                      STATEMENT OF ADDITIONAL INFORMATION

                                JANUARY 1, 2007



DEFINITIONS

"Trust"                            Columbia Funds Series Trust I
"Fund"                             Columbia Federal Securities Fund
"Advisor"                          Columbia Management Advisors, LLC, the Fund's investment
                                   advisor
"CMD"                              Columbia Management Distributors, Inc., the Fund's
                                   distributor
"CMS"                              Columbia Management Services, Inc., the Fund's shareholder services and transfer agent


ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1987. The Fund is a diversified series of the Trust representing the entire interest in a separate series of the Trust. The Trust is registered with the Securities and Exchange Commission as an open-end management investment company. The Fund commenced investment operations as a series of the Trust on September 26, 2005. Prior to September 26, 2005 (the "Fund Reorganization Date"), the Fund was organized as a series of Columbia Funds Trust III, a Massachusetts business trust (the "Predecessor Fund") that commenced investment operations on March 20, 1984. The information provided for the Fund in this SAI for periods prior to the Fund Reorganization Date relates to the Predecessor Fund.


INVESTMENT GOALS AND POLICIES
The Prospectuses describe the Fund's investment goals, investment strategies and risks. Part 1 of this SAI contains additional information concerning, among other things, the investment policies of the Fund. Part 2 contains additional information about the following securities and investment techniques that may be utilized by the Fund:

         Short-Term Trading
         Forward Commitments ("When-Issued" and "Delayed Delivery" Securities) Repurchase Agreements
         Reverse Repurchase Agreements
         Stripped Obligations
         Mortgage Dollar Rolls
         Options on Securities
         Futures Contracts and Related Options
         Money Market Instruments
         Mortgage-Backed Securities
         Asset-Backed Securities
         Non-Agency Mortgage-Backed Securities
         Short Sales
         Zero Coupon Securities
         Variable and Floating Rate Obligations
         Swap Agreements
         Securities Loans
         Inverse Floaters
         Rules 144A Securities
         Yankee Obligations

                                        b

Except as indicated below under "Fundamental Investment Policies," the Fund's investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES
The Investment Company Act of 1940, as amended (the "1940 Act"), provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

The Fund may not, as a matter of fundamental policy:

1. Underwrite any issue of securities issued by other persons within the meaning of the Securities Act of 1933 (the "1933 Act") except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered investment companies;

2. Purchase or sell real estate, except the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein;

3. Purchase or sell commodities, except that the Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts;

4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief;

5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief;

6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief; and

7. Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations and (b) a Fund's assets may be invested in the

                                        c
    securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

OTHER INVESTMENT POLICIES
As non-fundamental investment policies which may be changed without a shareholder vote, the Fund may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

2.  Invest more than 15% of its net assets in illiquid assets; and

3. Acquire securities of other registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the 1940 Act's diversification requirement, an issuer is the entity whose revenues support the security.

PORTFOLIO TURNOVER

Portfolio turnover is included in the Prospectuses under "Financial Highlights." The Fund may sell a portfolio investment soon after its acquisition if the Advisor believes that such a disposition is consistent with the Fund's investment goals. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A portfolio turnover rate of 100% or more is considered high, although the rate of turnover will not be a limiting factor in making portfolio decisions. High portfolio turnover may cause the Fund to realize capital gains which, if realized and distributed by the Fund, may be taxable to shareholders as ordinary income. High portfolio turnover in the Fund's portfolio may result in correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund.


FUND CHARGES AND EXPENSES
Under the Fund's management agreement, the Fund pays the Advisor a monthly fee based on the average daily net assets of the Fund, determined at the close of each business day during the month, at the annual rate of:

        AVERAGE DAILY NET ASSETS                              ANNUAL FEE RATE
        ------------------------                              ---------------
        Net assets under $500 million                             0.530%
        Net assets of $500 million but less than $1 billion       0.480%
        Net assets of $1 billion but less than $1.5 billion       0.450%
        Net assets of $1.5 billion but less than $3 billion       0.420%
        Net assets in excess of $3 billion                        0.400%

Prior to November 1, 2004, under the Fund's management agreement, the Fund paid the Advisor a monthly fee based on the average daily net assets of the Fund, determined at the close of each business day during the month, at the annual rate of:

        AVERAGE DAILY NET ASSETS                              ANNUAL FEE RATE
        ------------------------                              ---------------
        First $1 billion                                           0.60%
        Next $1 billion                                            0.55%
        Next $1 billion                                            0.50%
        Over $3 billion                                            0.40%

                                        d

The Fund has entered into an Administrative Agreement and a Pricing and Bookkeeping Agreement with the Advisor, pursuant to which the Advisor performs certain administrative and pricing and bookkeeping services for the Fund. The Advisor has delegated responsibility for certain of these administrative and pricing and bookkeeping services to State Street Bank and Trust Company ("State Street").



For services provided under the Pricing and Bookkeeping Agreement, the Fund will pay to the Advisor, or to such other person(s) as the Advisor may direct, an annual fee, payable monthly, consisting of: (i) for fund accounting services, $25,000 plus an additional monthly fee based on the Fund's net asset value ("Fund Accounting Fee"); and (ii) for financial reporting services, $13,000 ("Financial Reporting Fee"). Additionally, the Fund will bear certain reimbursable costs and expenses as provided in the Administrative Agreement and the Pricing and Bookkeeping Agreement. The aggregate Fund Accounting Fee and Financial Reporting Fee payable pursuant to the Pricing and Bookkeeping Agreement shall not exceed $140,000 annually.



Prior to May 1, 2006, the Fund was party to different administrative and pricing and bookkeeping agreements with the Advisor, both of which agreements provided the Fund with substantially similar services for substantially similar fees.



Prior to November 1, 2005, the Fund paid the Advisor under a similar pricing and bookkeeping arrangement a monthly fee consisting of a flat fee plus an asset-based fee, as follows:



-  An annual flat fee of $10,000 paid monthly; and



- In any month that the Fund had average net assets of more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that was calculated by taking into account the fees payable to State Street under an outsourcing agreement.



The Fund also reimbursed the Advisor for all out-of-pocket expenses and charges, including all fees payable to third parties (other than State Street) for providing pricing data.



CMS acts as transfer agent, dividend disbursing agent and shareholders' servicing agent for the Fund. Its address is P.O. Box 8081, Boston, Massachusetts 02266-8081. Under the agreement with CMS, CMS provides transfer agency, dividend disbursing agency and shareholders' servicing agency services to the Fund (and has retained Boston Financial Data Services, Inc. to assist it). Effective April 1, 2006, the Fund pays CMS a fee of $17.00 per account per annum, payable monthly for transfer agency services. In addition, the Fund may pay CMS the fees and expenses CMS pays to third-party dealer firms that maintain omnibus accounts with the Fund, subject to a cap equal to 0.11% of the Fund's net assets represented by the account. Effective October 1, 2006, the Fund may pay CMS the fees and expenses it pays to dealer firms that maintain omnibus accounts with the Fund, subject to a cap equal to 0.11% of the Fund's net assets represented by the account. The Fund will also pay certain reimbursable out-of-pocket expenses to CMS, and CMS also may retain as additional compensation for its services revenues for fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcripts due CMS from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts CMS maintains in connection with its services to the Fund.



Prior to April 1, 2006, the Fund paid a transfer agency, dividend disbursing agency and shareholders' servicing agency fee to CMS of $15.23 per account per annum, payable monthly. The Fund also paid CMS the fees and expenses CMS paid to third-party dealer firms that maintained omnibus accounts with the Fund, subject to a cap equal to 0.11% of the Fund's net assets represented by the account.


                                        e

Prior to November 1, 2005, the Fund paid a shareholders' servicing and transfer agency fee to CMS as follows:

An annual open account fee of $34 per open account plus the Fund's allocated share of reimbursement for the out-of-pocket expenses of CMS.


RECENT FEES PAID TO THE ADVISOR, CMD AND CMS (dollars in thousands)



                                                 Years ended August 31,
                                                 ----------------------
                                            2006          2005          2004
                                            ----          ----          ----
Management fee                             $4,588        $4,850        $6,391
Pricing and Bookkeeping fee                   331           408           502
Shareholder service and transfer agent
  fee                                       1,131         1,833         2,274
12b-1 fees:
  Service fee (Class A)                     1,789         2,002         2,299
  Service fee (Class B)                       193           204           290
  Service fee (Class C)                        22            24            35
  Distribution fee (Class B)                  578           612           870
  Distribution fee (Class C)                   66            72           106
Fees waived by CMD (Class C)                  (13)          (14)          (21)
Fees waived by CMS                           (121)           --            --


BROKERAGE COMMISSIONS (dollars in thousands)


                                                   Years ended August 31,
                                                   ----------------------
                                                2006        2005        2004
                                                ----        ----        ----
Total commissions                               $25         $16         $25
Directed transactions(a)                          0           0           0
Commissions on directed transactions              0           0           0


(a) See "Management of the Funds -- Portfolio Transactions -- Brokerage and Research Services" in Part 2 of this SAI.


The Trust is required to identify any securities of its "regular brokers or dealers" that the Fund has acquired during its most recent fiscal year. At August 31, 2006, the Fund did not hold securities of any of its regular brokers or dealers.


TRUSTEES AND TRUSTEES' FEES

The Columbia Fund Complex includes all of the registered investment companies to which the Advisor and its affiliates provide investment advisory services.



The Advisor or its affiliates pay the compensation of the officers of the funds in the Fund Complex (as such term is defined under applicable regulations promulgated under the 1940 Act) advised by the Advisor, including Trustees who are affiliated with the Advisor. For the fiscal year


                                        f
ended August 31, 2006 and the calendar year ended December 31, 2005, the Trustees received the following compensation for serving as Trustees:



                                                                    Total Compensation from
                                                    Aggregate          the Columbia Fund
                              Pension or        Compensation from     Complex Paid to the
                          Retirement Benefits   the Fund for the       Trustees for the
                          Accrued as Part of    Fiscal Year Ended     Calendar Year Ended
Trustee                    Fund Expenses(a)      August 31, 2006     December 31, 2005(b)
-------                    ----------------      ---------------     --------------------
Douglas A. Hacker                 N/A                $4,239                $111,277
Janet Langford Kelly              N/A                 4,259                 116,500
Richard W. Lowry                  N/A                 3,605                 142,500
William E. Mayer                  N/A                 4,116                 147,750
Charles R. Nelson                 N/A                 4,008                 111,500
John J. Neuhauser                 N/A                 3,747                 137,833
Patrick J. Simpson(c)             N/A                 4,020                 107,500
Thomas E. Stitzel(d)              N/A                 4,217                 113,000
Thomas C. Theobald(e)             N/A                 6,242                 205,500
Anne-Lee Verville(f)              N/A                 4,217                 120,723
Richard L. Woolworth(g)           N/A                 3,363                 106,500



(a) The Fund does not currently provide pension or retirement plan benefits to the Trustees.



(b) As of December 31, 2005, the Columbia Fund Complex consisted of 159 open-end and 11 closed-end management investment company portfolios.



(c) During the fiscal year ended August 31, 2006, and the calendar year ended December 31, 2005, Mr. Simpson deferred $4,020 of his compensation from the Fund and $107,500 of his total compensation from the Columbia Fund Complex pursuant to the deferred compensation plan. At December 31, 2005, the value of Mr. Simpson's account under that plan was $269,502.



(d) During the fiscal year ended August 31, 2006, Mr. Stitzel deferred $1,501 of his compensation from the Fund pursuant to the deferred compensation plan.



(e) During the fiscal year ended August 31, 2006, and the calendar year ended December 31, 2005, Mr. Theobald deferred $4,276 of his compensation from the Fund and $150,000 of his total compensation from the Columbia Fund Complex pursuant to the deferred compensation plan. At December 31, 2005, the value of Mr. Theobald's account under that plan was $320,084.



(f) At December 31, 2005, the value of Ms. Verville's account under the deferred compensation plan was $683,935.



(g)  Mr. Woolworth served as a Trustee until August 4, 2006.


ROLE OF THE BOARD OF TRUSTEES
The Trustees of the Fund are responsible for the overall management and supervision of the Fund's affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with service providers for the Fund and review the Fund's performance. The Trustees have created several committees to perform specific functions for the Fund.

AUDIT COMMITTEE

Ms. Verville and Messrs. Hacker and Stitzel are members of the Audit Committee of the Board Trustees of the Fund. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the Fund's independent registered public


                                        g
accounting firm, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Fund and certain service providers. For the fiscal year ended August 31, 2006, the Audit Committee convened ten times.


GOVERNANCE COMMITTEE

Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board of Trustees of the Fund. The Governance Committee's functions include recommending to the Trustees nominees for independent Trustee positions and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Fund's investment advisor. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Governance Committee, in care of the Fund. For the fiscal year ended August 31, 2006, the Governance Committee convened four times.


ADVISORY FEES & EXPENSES COMMITTEE

Ms. Kelly and Messrs. Nelson and Neuhauser are members of the Advisory Fees and Expenses Committee of the Board of Trustees of the Funds. The Advisory Fees and Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Advisory Fees & Expenses Committee by the Board. For the fiscal year ended August 31, 2006, the Advisory Fees and Expenses Committee convened six times.


COMPLIANCE COMMITTEE

Mses. Kelly and Verville and Messrs. Nelson, Simpson and Stitzel are members of the Compliance Committee of the Board of Trustees of the Fund. The Compliance Committee's functions include providing oversight of the monitoring processes and controls regarding the Trust. The Compliance Committee uses legal, regulatory and internal rules, policies, procedures and standards other than those relating to accounting matters and oversight of compliance by the Trust's investment advisor, principal underwriter and transfer agent. For the fiscal year ended August 31, 2006, the Compliance Committee convened nine times.


INVESTMENT OVERSIGHT COMMITTEES

Each Trustee of the Fund also began serving on an Investment Oversight Committee ("IOC"). Each IOC is responsible for monitoring, on an ongoing basis, a select group of funds in the Columbia Fund Complex and gives particular consideration to such matters as the Fund's adherence to its investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Fund attend IOC meetings from time to time to assist each IOC in its review of the


                                        h

Fund. Each IOC meets four times a year. The following are members of the respective IOCs and the general categories of funds in the Fund Complex which they review:


IOC#1: Messrs. Lowry, Mayer and Neuhauser are responsible for reviewing funds in the following asset categories: Large
            Growth Diversified, Large Growth Concentrated, Small Growth,
            Outside Managed (i.e., sub-advised) and Municipal.
IOC#2: Mr. Hacker and Ms. Verville are responsible for reviewing funds in the following asset categories: Large Blend, Small
            Blend, Foreign Stock, Fixed Income -- Multi Sector and Fixed
            Income -- Core.
IOC#3: Messrs. Theobald and Stitzel and Ms. Kelly are responsible for reviewing funds in the following asset categories: Large
            Value, Mid Cap Value, Small Value, Asset Allocation, High
            Yield and Money Market.
IOC#4: Messrs. Nelson and Simpson are responsible for reviewing funds in the following asset categories: Large/Multi-Cap
            Blend, Mid Cap Growth, Small Growth, Asset Allocation,
            Specialty Equity and Taxable Fixed Income.


SHARE OWNERSHIP

The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2005 (i) in the Fund and (ii) in the Fund in the Columbia Fund Complex.



                                                      Aggregate Dollar Range of Equity
                           Dollar Range of Equity      Securities Owned in All Funds
                            Securities Owned in            Overseen by Trustee in
Name of Trustee                   the Fund                 Columbia Fund Complex
---------------                   --------                 ---------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker                   None                       Over $100,000
Janet Langford Kelly                None                       Over $100,000
Richard W. Lowry                    None                       Over $100,000
Charles R. Nelson                   None                       Over $100,000
John J. Neuhauser                   None                       Over $100,000
Patrick J. Simpson                  None                       Over $100,000
Thomas E. Stitzel                   None                     $50,001 - $100,000
Thomas C. Theobald                  None                       Over $100,000
Anne-Lee Verville                   None                      Over $100,000(1)

INTERESTED TRUSTEES
William E. Mayer                    None                      $50,001-$100,000



(1) Includes the value of compensation payable under the deferred compensation plan for independent Trustees of the Columbia Fund Complex that is determined as if the amounts deferred had been invested, as of the date of deferral, in shares of one or more funds in the Columbia Fund Complex as specified by Ms. Verville.

PORTFOLIO MANAGER

OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER
The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the Fund's portfolio manager managed as of the Fund's fiscal year end.


----------------------------------------------------------------------------------------------------
                           OTHER SEC-REGISTERED
       PORTFOLIO               OPEN-END AND             OTHER POOLED
        MANAGER              CLOSED-END FUNDS       INVESTMENT VEHICLES         OTHER ACCOUNTS
----------------------------------------------------------------------------------------------------
                         Number of                  Number of              Number of
                         accounts       Assets       accounts    Assets    accounts       Assets
----------------------------------------------------------------------------------------------------
Ann T. Peterson              3       $2.1 billion      None        $0          4       $626 thousand
----------------------------------------------------------------------------------------------------


See "Management -- Portfolio Transactions -- Potential conflicts of interest in managing multiple accounts" in Part 2 of this SAI for information on how the Advisor addresses potential conflicts of interest resulting from an individual's management of more than one account.

OWNERSHIP OF SECURITIES

The table below shows the dollar ranges of shares of the Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the portfolio manager listed above at the end of the Fund's most recent fiscal year:



---------------------------------------------------------------------------------------------
                                               DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND
              PORTFOLIO MANAGER                              BENEFICIALLY OWNED
---------------------------------------------------------------------------------------------
               Ann T. Peterson                                      None
---------------------------------------------------------------------------------------------


COMPENSATION

As of the Fund's most recent fiscal year end, the portfolio managers received all of their compensation from the Advisor and its parent company, Columbia Management Group, in the form of salary, bonus, stock options and restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds in which the account is invested. A portfolio manager's bonus is variable and is generally based on (1) an evaluation of the manager's investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Advisor generally considers the one-, three- and five-year performance of mutual funds and other accounts under the portfolio manager's oversight relative to the benchmark noted below, emphasizing the manager's three- and five-year performance. The Advisor may also consider the portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall business performance.


---------------------------------------------------------------------------------------------
      PORTFOLIO MANAGER            PERFORMANCE BENCHMARK                PEER GROUP
---------------------------------------------------------------------------------------------
       Ann T. Peterson             Citigroup Government/      Lipper General U.S. Government
                                       Mortgage Index                 Funds Category
---------------------------------------------------------------------------------------------

The size of the overall bonus pool each year is determined by Columbia Management Group and depends in part on levels of compensation generally in the investment management industry

                                        j

(based on market compensation data) and the Advisor's profitability for the year, which is influenced by assets under management.

OWNERSHIP OF THE FUND

As of record on November 30, 2006, the officers and Trustees of the Trust as a group beneficially owned less than 1% of the then outstanding shares of the Fund.



As of record on November 30, 2006, the following shareholders of record owned 5% or more of one or more of each class of the Fund's then outstanding shares:


CLASS C


Citigroup Global Markets, Inc.                                 5.74%
333 W 34th Street
New York, NY 10001-2402

Merrill Lynch Pierce Fenner & Smith                           10.71%
For the Sole Benefit of its Customers
4800 Deer Lake Drive East 2(nd) Floor
Jacksonville, FL 32246-6484


CLASS Z


Columbia Thermostat Fund                                      34.04%
227 W. Monroe Street, STE 3000
Chicago, IL 60606-5018

Bank of America                                               61.37%
ATTN Funds Accounting
411 N. Akard Street
Dallas, TX 75201-3307


SALES CHARGES (dollars in thousands)


                                                               Class A Shares
                                                            Year ended August 31,
                                               2006             2005                  2004
                                               ----             ----                  ----
Aggregate initial sales charges on Fund share
  sales                                        $118             $165                  $178
Initial sales charges retained by CMD          $ 14               20                    21
Aggregate Contingent Deferred Sales Charge
  ("CDSC") on Fund redemptions retained by
  CMD                                            (a)               1                     9
                                                               Class B Shares
                                                            Year ended August 31,
                                               2006             2005                  2004
                                               ----             ----                  ----
Aggregate CDSC on Fund redemptions retained
  by CMD                                       $163             $268                  $380


                                        k

                                                               Class C Shares
                                                            Year ended August 31,
                                               2006             2005                  2004
                                               ----             ----                  ----
Aggregate CDSC on Fund redemptions retained
  by CMD                                       $  2             $  1                  $  6



(a) Rounds to less than one.


12B-1 PLANS, CDSC AND CONVERSION OF SHARES

The Fund offers four classes of shares -- Class A, Class B, Class C and Class Z. The Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act for each class except Class Z shares. Under the Plan, the Fund pays CMD monthly a service fee at an annual rate of 0.25% of the average daily net assets attributed to Class A, Class B and Class C shares. The Fund also pays CMD monthly a distribution fee at an annual rate of 0.75% of the average daily net assets attributed to its Class B and Class C shares. CMD has voluntarily agreed to waive 0.15% of the Fund's Class C share distribution fees so that it does not exceed 0.60% annually. CMD may terminate this waiver at any time without shareholder approval. CMD may use the entire amount of such fees to defray the costs of commissions and service fees paid to financial services firms ("FSFs") and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of CMD's expenses, CMD may realize a profit from the fees.


The Plan authorizes any other payments by the Fund to CMD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of the Fund's shares.


The Trustees of the Trust believe the Plan could be a significant factor in the growth and retention of the Fund's assets resulting in a more advantageous expense ratio and increased investment flexibility that could benefit each class of the Fund's shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Independent Trustees"), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees of the Trust who are not interested persons of the Trust are effected by such disinterested Trustees.


Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value subject to a CDSC if redeemed within six years after purchase. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs and initial sales charge are described in the Prospectus for the Fund's Class A, Class B and Class C shares.

No CDSC will be imposed on shares derived from reinvestment of distributions or on amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

                                        l

Eight years after the end of the month in which a Class B share is purchased, such shares and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value which are not subject to the distribution fee.


SALES-RELATED EXPENSES (dollars in thousands) of CMD relating to the Class A, B and C and Z shares of the Fund for the fiscal year ended August 31, 2006 were:



                                      Class A Shares       Class B Shares       Class C Shares
                                      --------------       --------------       --------------
Fees to FSFs                             $  1,796              $  207               $  34
Cost of sales material relating to
  the Fund (including printing and
  mailing expenses)                             9                   1                  (a)
Allocated travel, entertainment and
  other promotional expenses
  (including advertising)                      78                  10                   4



(a) Rounds to less than one.


CUSTODIAN OF THE FUND
State Street Bank and Trust Company, located at 2 Avenue de Lafayette, Boston, Massachusetts 02111-2900, is the Fund's custodian. The custodian is responsible for safeguarding and controlling the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, located at 125 High Street, Boston, Massachusetts 02110-1707, is the Fund's independent registered public accounting firm, providing audit and tax return services and assistance and consultation in connection with various Securities and Exchange Commission filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included, in reliance upon the report of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing for the Fund.

                          COLUMBIA GREATER CHINA FUND

                   A SERIES OF COLUMBIA FUNDS SERIES TRUST I


                      STATEMENT OF ADDITIONAL INFORMATION


                                JANUARY 1, 2007



This Statement of Additional Information ("SAI") contains information which may be useful to investors but which is not included in the Prospectuses of Columbia Greater China Fund ("the Fund"). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of the Fund dated January 1, 2007. This SAI should be read together with a Prospectus and the Fund's most recent Annual Report dated August 31, 2006. The Fund's most recent Annual Report to shareholders is a separate document supplied with this SAI. Investors may obtain a free copy of a Prospectus and Annual Report from Columbia Management Services, Inc. ("CMS"), P.O. Box 8081, One Financial Center, Boston, MA 02266-8081 or by calling 1-800-345-6611. The Financial Statements and Report of Independent Registered Public Accounting Firm appearing in the Fund's August 31, 2006 Annual Report, are incorporated into this SAI by reference.



Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the funds distributed by Columbia Management Distributors, Inc. ("CMD") generally and additional information about certain securities and investment techniques described in the Fund's Prospectuses.


TABLE OF CONTENTS


           PART 1                                                              PAGE
           Definitions                                                       b
           Organization and History                                          b
           Investment Goals and Policies                                     b
           Fundamental Investment Policies                                   c
           Other Investment Policies                                         d
           Fund Charges and Expenses                                         d
           Custodian                                                         n
           Independent Registered Public Accounting Firm                     n



           PART 2                                                              PAGE
           Miscellaneous Investment Practices                                1
           Taxes                                                             23
           Additional Tax Matters Concerning Trust Shares                    28
           Management of the Funds                                           30
           Determination of Net Asset Value                                  44
           How to Buy Shares                                                 45
           Special Purchase Programs/Investor Services                       50
           Programs for Reducing or Eliminating Sales Charges                52
           How to Sell Shares                                                55
           Distributions                                                     59
           How to Exchange Shares                                            60
           Suspension of Redemptions                                         60
           Shareholder Liability                                             60
           Shareholder Meetings                                              60
           Appendix I                                                        62
           Appendix II                                                       68



INT-39/115701-1206

                                     PART 1

                          COLUMBIA GREATER CHINA FUND


                      STATEMENT OF ADDITIONAL INFORMATION


                                JANUARY 1, 2007



DEFINITIONS

"Trust"                               Columbia Funds Series Trust I
"Fund"                                Columbia Greater China Fund
"Advisor" or "Administrator"          Columbia Management Advisors, LLC, the Fund's investment
                                      advisor and administrator
"CMD"                                 Columbia Management Distributors, Inc. (formerly named
                                      Columbia Funds Distributor, Inc.), the Fund's distributor
"CMS"                                 Columbia Management Services, Inc. (formerly named Columbia
                                      Funds Services, Inc.), the Fund's shareholder services and transfer agent


ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1987. The Fund was originally organized as a series of another Massachusetts business trust prior to its reorganization as a series of the Trust on March 27, 2006. The Fund is a diversified series of the Trust, and represents the entire interest in a separate series of the Trust. The Trust is registered with the Securities and Exchange Commission as an open-end management investment company.



The Fund changed its name from "Newport Greater China Fund" to "Liberty Newport Greater China Fund" on July 14, 2000, from "Liberty Newport Greater China Fund" to "Columbia Newport Greater China Fund" on October 13, 2003 and from "Columbia Newport Greater China Fund" to its current name on October 10, 2005.



Effective October 13, 2003, the Trust changed its name from "Liberty-Stein Roe Funds Municipal Trust" to "Columbia Funds Trust IX." Effective September 23, 2005, the name of the Trust was changed from "Columbia Funds Trust IX" to "Columbia Funds Series Trust I."


INVESTMENT GOALS AND POLICIES
The Prospectuses describe the Fund's investment goals, investment strategies and risks. Part 1 of this SAI contains additional information concerning, among other things, the investment policies of the Fund. Part 2 contains additional information about the following securities and investment techniques that may be utilized by the Fund:

         Foreign Securities
         Foreign Currency Transactions
         Repurchase Agreements
         Futures Contracts and Related Options
         Small Companies
         Money Market Instruments
         Options on Securities
         Other Investment Companies

Except as indicated below under "Fundamental Investment Policies," the Fund's investment policies are not fundamental and the Trustees may change the policies without shareholder approval.

                                        b

FUNDAMENTAL INVESTMENT POLICIES
The Investment Company Act of 1940, as amended (the "1940 Act") provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund, or
(2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

The Fund may not, as a matter of fundamental policy:

1. Underwrite any issue of securities issued by other persons within the meaning of the Securities Act of 1933, as amended (the "1933 Act") except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered investment companies.

2. Purchase or sell real estate, except the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.

3. Purchase or sell commodities, except that the Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.

4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

5. Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

6. Borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

7. Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 50% of its total assets may be invested without regard to these limitations and (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.

                                        c

OTHER INVESTMENT POLICIES
As non-fundamental investment policies which may be changed without a shareholder vote, the Fund may not:

1.  Invest more than 15% of its net assets in illiquid assets;

2. Have a short sales position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and

3. Purchase securities on margin, but the Fund may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions.


Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For purposes of the diversification requirement of the Investment Company Act of 1940, an issuer is the entity whose revenues support the security.


FUND CHARGES AND EXPENSES

Under the Fund's management agreement, the Fund pays the Advisor a monthly fee based on the average daily net assets of the Fund, determined at the close of each business day during the month, at the annual rate of:



        AVERAGE DAILY NET ASSETS                                       RATE
        ------------------------                                       ----
        Net assets under $1 billion                                   0.950%
        Net assets of $1 billion but less than $1.5 billion           0.870%
        Net assets of $1.5 billion but less than $3 billion           0.820%
        Net assets of $3 billion but less than $6 billion             0.770%
        Net assets in excess of $6 billion                            0.720%



Prior to November 1, 2004, under the Fund's Management Agreement with the Advisor the Fund paid the Advisor a monthly fee based on average daily net assets at the following annual rates: 0.95% up to $1 billion, 0.90% of the next $500 million and 0.85% thereafter.



Prior to November 1, 2003, the Fund paid the Advisor a monthly fee based on the average daily net assets of the Fund at the annual rate of 1.15%.



The Fund has entered into an Administrative Agreement and a Pricing and Bookkeeping Agreement with the Advisor, pursuant to which the Advisor performs certain administrative and pricing and bookkeeping services for the Fund. The Advisor has delegated responsibility for certain of these administrative and pricing and bookkeeping services to State Street Bank and Trust Company ("State Street").



For services provided under the Pricing and Bookkeeping Agreement, the Fund will pay to the Advisor, or to such other person(s) as the Advisor may direct, an annual fee, payable monthly, consisting of: (i) for fund accounting services, $25,000 plus an additional monthly fee based on the Fund's net asset value ("Fund Accounting Fee"); and (ii) for financial reporting services, $13,000 ("Financial Reporting Fee"). Additionally, the Fund will bear certain reimbursable costs and expenses as provided in the Administrative Agreement and the Pricing and Bookkeeping Agreement. The aggregate Fund Accounting Fee and Financial Reporting Fee payable pursuant to the Pricing and Bookkeeping Agreement shall not exceed $140,000 annually.



Prior to May 1, 2006, the Fund was party to different administrative and pricing and bookkeeping agreements with the Advisor, both of which agreements provided the Fund with substantially similar services for substantially similar fees.


                                        d

Prior to November 1, 2005, the Fund paid the Advisor under a similar pricing and bookkeeping arrangement a monthly fee consisting of a flat fee plus an asset-based fee, as follows:



- An annual flat fee of $10,000 paid monthly; and



- In any month that the Fund had average net assets of more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that was calculated by taking into account the fees payable to State Street under an outsourcing agreement.



The Fund also reimbursed the Advisor for all out-of-pocket expenses and charges, including all fees payable to third parties (other than State Street) for providing pricing data.



Effective November 1, 2003, the Board of Trustees eliminated the administration fee for the Fund. Prior to November 1, 2003, the Fund paid the Administrator under an Administration Agreement with the Administrator, a monthly fee at the annual rate of 0.25% of the average daily net assets of the Fund.



CMS acts as transfer agent, dividend disbursing agent and shareholders' servicing agent for the Fund. Its address is P.O. Box 8081, Boston, Massachusetts 02266-8081. Under the agreement with CMS, CMS provides transfer agency, dividend disbursing agency and shareholders' servicing agency services to the Fund (and has retained Boston Financial Data Services, Inc. to assist it). Effective April 1, 2006, the Fund pays CMS a fee of $17.00 per account per annum, payable monthly for transfer agency services. In addition, the Fund may pay CMS the fees and expenses CMS pays to third-party dealer firms that maintain omnibus accounts with the Fund, subject to a cap equal to 0.11% of the Fund's net assets represented by the account. Effective October 1, 2006, the Fund may pay CMS the fees and expenses it pays to dealer firms that maintain omnibus accounts with the Fund, subject to a cap equal to 0.11% of the Fund's net assets represented by the account. The Fund will also pay certain reimbursable out-of-pocket expenses to CMS, and CMS may also retain as additional compensation for its services revenues for fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcripts due CMS from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts CMS maintains in connection with its services to the Fund.



Prior to April 1, 2006 the Fund paid a transfer agency, dividend disbursing agency and shareholders' servicing agency fee to CMS of $15.23 per account per annum, payable monthly. The Fund also paid CMS the fees and expenses CMS paid to third-party dealer firms that maintained omnibus accounts with the Fund, subject to a cap equal to 0.11% of the Fund's net assets represented by the account.




                                        e

RECENT FEES PAID TO THE ADVISOR, ADMINISTRATOR, CMD AND CMS (dollars in thousands)



                                                  Year ended August 31,
                                                  ---------------------
                                               2006         2005        2004
                                               ----         ----        ----
Management fee                                $1,062        $768        $686
Administration fee                                --          --          24
Pricing and bookkeeping fee                       73          34          39
Transfer agent fee                               192         206         194
12b-1 fees:
  Service fee (Class A)                          165         125         120
  Service fee (Class B)                           36          29          23
  Service fee (Class C)                           45          29          20
  Distribution fee (Class B)                     109          88          69
  Distribution fee (Class C)                     134          86          61
Fees and expenses waived or reimbursed by
  the Transfer agent                             (11)         --          --


BROKERAGE COMMISSIONS (dollars in thousands)


                                                 Year ended August 31,
                                                 ---------------------
                                             2006         2005         2004
                                             ----         ----         ----
Total commissions                           $  220        $114        $  135
Directed transactions(a)                    $4,762           0         4,886
Commissions on directed transactions        $  443           0            19


(a) See "Management of the Funds -- Portfolio Transactions -- Brokerage and Research Services" in Part 2 of this SAI.


The Trust is required to identify any securities of its "regular brokers or dealers" that the Fund has acquired during its most recent fiscal year. At August 31, 2006, the Fund did not hold securities of any of its regular brokers or dealers.


TRUSTEES AND TRUSTEES' FEES

The "Columbia Fund Complex" includes all of the registered investment companies to which the Advisor and its affiliates provide investment advisory services.


The Advisor or its affiliates pay the compensation of all the officers of the funds in the Funds Complex (as such term is defined under applicable regulations promulgated under the 1940 Act) advised by the Advisor, including Trustees who are affiliated with the Advisor. For the fiscal year

                                        f
ended August 31, 2006, and the calendar year ended December 31, 2005, the Trustees received the following compensation for serving as Trustees:



                             Pension or          Aggregate       Total Compensation from the
                             Retirement      Compensation from      Columbia Fund Complex
                          Benefits Accrued   the Fund for the    Paid to the Trustees for the
                          as part of Fund    Fiscal Year Ended       Calendar Year Ended
Trustee                     Expenses(a)       August 31, 2006        December 31, 2005(b)
-------                     -----------       ---------------        --------------------
Douglas A. Hacker               N/A               $1,130                   $111,277
Janet Langford Kelly            N/A                1,119                    116,500
Richard W. Lowry                N/A                  950                    142,500
William E. Mayer                N/A                1,082                    147,750
Charles R. Nelson               N/A                1,055                    111,500
John J. Neuhauser               N/A                  987                    137,833
Patrick J. Simpson(c)           N/A                1,059                    107,500
Thomas E. Stitzel(d)            N/A                1,109                    113,000
Thomas C. Theobald(e)           N/A                1,227                    205,500
Anne-Lee Verville(f)            N/A                1,109                    120,723
Richard L. Woolworth(g)         N/A                  880                    106,500



(a) The Fund does not currently provide pension or retirement plan benefits to the Trustees.



(b) As of December 31, 2005, the Columbia Fund Complex consisted of 159 open-end and 11 closed-end management investment company portfolios.



(c) During the fiscal year ended August 31, 2006 and the calendar year ended December 31, 2005, Mr. Simpson deferred $1,059 of his compensation from the Fund and $107,500 of his total compensation from the Fund Complex pursuant to the deferred compensation plan. At December 31, 2005, the value of Mr. Simpson's account under the plan was $269,502.



(d) During the fiscal year ended August 31, 2006, Mr. Stitzel deferred $589 of his compensation from the Fund pursuant to the deferred compensation plan.



(e) During the fiscal year ended August 31, 2006, and the calendar year ended December 31, 2005, Mr. Theobald deferred $581 of his compensation from the Fund and $150,000 of his total compensation from the Columbia Fund Complex pursuant to the deferred compensation plan. At December 31, 2005, the value of Mr. Theobald's account under that plan was $320,084.



(f) At December 31, 2005, the value of Ms. Verville's account under the deferred compensation plan was $683,935.



(g)  Mr. Woolworth served as a Trustee until August 4, 2006.


ROLE OF THE BOARD OF TRUSTEES
The Trustees of the Fund are responsible for the overall management and supervision of the Fund's affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with service providers for the Fund and review the Fund's performance. The Trustees have created several committees to perform specific functions for the Fund.

AUDIT COMMITTEE

Ms. Verville and Messrs. Hacker and Stitzel are members of the Audit Committee of the Board of Trustees of the Fund. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the Fund's independent registered public accounting firm, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Fund and certain


                                        g
service providers. For the fiscal year ended August 31, 2006, the Audit Committee convened ten (10) times.


GOVERNANCE COMMITTEE

Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board of Trustees of the Fund. The Governance Committee's functions include recommending to the Trustees nominees for independent Trustee positions and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Fund's investment advisor. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Governance Committee, in care of the Fund. For the fiscal year ended August 31, 2006, the Governance Committee convened four (4) times.


ADVISORY FEES & EXPENSES COMMITTEE

Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees & Expenses Committee of the Board of Trustees of the Fund. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. In the fiscal year ended August 31, 2006, the Advisory Fees & Expenses Committee convened six (6) times.


COMPLIANCE COMMITTEE

Mses. Kelly and Verville and Messrs. Nelson, Simpson and Stitzel are members of the Compliance Committee of the Board of Trustees of the Fund. Mr. Stitzel became a member of the Compliance Committee on May 8, 2005. The Compliance Committee's functions include providing oversight of the monitoring processes and controls regarding the Trust. The Committee uses legal, regulatory and internal rules, policies, procedures and standards other than those relating to accounting matters and oversight of compliance by the Trust's investment adviser, principal underwriter and transfer agent. For the fiscal year ended August 31, 2006, the Compliance Committee convened nine (9) times.


INVESTMENT OVERSIGHT COMMITTEES

Each Trustee of the Funds also serves on an Investment Oversight Committee ("IOC"). Each IOC is responsible for monitoring, on an ongoing basis, a select group of funds in the Columbia Fund Complex and gives particular consideration to such matters as the Funds' adherence to their investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Funds attend IOC meetings from time to time to assist each IOC in its review of the Funds. Each IOC meets four times a year. The following are members of the respective IOCs and the general categories of funds in the Columbia Fund Complex which they review:



IOC#1: Messrs. Lowry, Mayer and Neuhauser are responsible for reviewing funds in the following asset categories: Large
            Growth Diversified, Large Growth Concentrated, Small Growth,
            Outside Managed (i.e., sub-advised), and Municipal.
IOC#2: Mr. Hacker and Ms. Verville are responsible for reviewing funds in the following asset categories: Large Blend, Small
            Blend, Foreign Stock, Fixed Income -- Multi Sector, Fixed
            Income -- Core.


                                        h

IOC#3: Messrs. Theobald and Stitzel and Ms. Kelly are responsible for reviewing funds in the following asset categories: Large
            Value, Mid Cap Value, Small Value, Asset Allocation, High
            Yield and Money Market.
IOC#4: Messrs. Nelson and Simpson are responsible for reviewing funds in the following asset categories: Large/Multi-Cap
            Blend, Mid Cap Growth, Small Growth, Asset Allocation,
            Specialty Equity and Taxable Fixed Income.


SHARE OWNERSHIP

The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2005 (i) in the Fund and (ii) in the funds in the Fund Complex.



                                                      Aggregate Dollar Range of Equity
                           Dollar Range of Equity      Securities Owned in All Funds
                            Securities Owned in            Overseen by Trustee in
Name of Trustee                   the Fund                 Columbia Fund Complex
---------------                   --------                 ---------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker                    $0                        Over $100,000
Janet Langford Kelly                 $0                        Over $100,000
Richard W. Lowry              $50,001-$100,000                 Over $100,000
Charles R. Nelson                    $0                        Over $100,000
John J. Neuhauser                    $0                        Over $100,000
Patrick J. Simpson                   $0                        Over $100,000
Thomas E. Stitzel                    $0                       $50,001-$100,000
Thomas C. Theobald                   $0                        Over $100,000
Anne-Lee Verville                    $0                       Over $100,000(1)

INTERESTED TRUSTEES
William E. Mayer                     $0                       $50,001-$100,000



(1) Includes the value of compensation payable under the deferred compensation plan for independent Trustees of the Columbia Fund Complex that is determined as if the amounts deferred had been invested, as of the date of deferral, in shares of one or more funds in the Columbia Fund Complex as specified by Ms. Verville.

PORTFOLIO MANAGERS


OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS
The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the Fund's portfolio managers managed as of the Fund's fiscal year end.


-----------------------------------------------------------------------------------------------------
                           OTHER SEC-REGISTERED
       PORTFOLIO               OPEN-END AND              OTHER POOLED
       MANAGERS              CLOSED-END FUNDS         INVESTMENT VEHICLES         OTHER ACCOUNTS
-----------------------------------------------------------------------------------------------------
                         Number of                 Number of                  Number of
                         accounts      Assets      accounts       Assets      accounts      Assets
-----------------------------------------------------------------------------------------------------
Fred Copper                  5      $1.67 billion      2      $484.7 million      8      $289 million
-----------------------------------------------------------------------------------------------------
Jasmine Huang                4      $1.57 billion      2      $484.7 million      5      $114 million
-----------------------------------------------------------------------------------------------------



See "Other Considerations -- Portfolio Transactions -- Potential conflicts of interest in managing multiple accounts" for information on how the Advisor addresses potential conflicts of interest resulting from an individual's management of more than one account.


OWNERSHIP OF SECURITIES
The table below shows the dollar ranges of shares of the Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the portfolio managers listed above at the end of the Fund's most recent fiscal year:


---------------------------------------------------------------------------------------------
                                               DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND
              PORTFOLIO MANAGERS                             BENEFICIALLY OWNED
---------------------------------------------------------------------------------------------
                 Fred Copper                                     $1-$10,000
---------------------------------------------------------------------------------------------
                Jasmine Huang                                       None
---------------------------------------------------------------------------------------------


COMPENSATION

As of the Fund's most recent fiscal year end, the portfolio managers received all of their compensation from the Adviser and its parent company, Columbia Management Group, in the form of salary, bonus, stock options restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds in which the account is invested. A portfolio manager's bonus is variable and is generally based on (1) an evaluation of the manager's investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Adviser generally considers the one-, three- and five-year performance of mutual funds and other accounts under the portfolio manager's oversight relative to the benchmarks and peer groups noted below, emphasizing each manager's three- and five-year performance. The Adviser may also consider a portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall investment performance.



-----------------------------------------------------------------------------------------------
      PORTFOLIO MANAGERS             PERFORMANCE BENCHMARK                PEER GROUP
-----------------------------------------------------------------------------------------------
          Fred Copper                    MSCI China GD           Lipper China Region Category
-----------------------------------------------------------------------------------------------
         Jasmine Huang                   MSCI China GD           Lipper China Region Category
-----------------------------------------------------------------------------------------------


                                        j

The size of the overall bonus pool each year is determined by Columbia Management Group, LLC, and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and the Advisor's profitability for the year, which is influenced by assets under management.


OWNERSHIP OF THE FUND

As of record on November 30, 2006, the officers and Trustees of the Trust as a group beneficially owned less than 1% of the then outstanding shares of each of Class A, Class B, Class C and Class Z shares of the Fund.



As of record on November 30, 2006, the following shareholders of record owned 5% or more of one or more of each class of the Fund's then outstanding shares:


CLASS A SHARES


Merrill Lynch Pierce Fenner & Smith                           15.22%
For the Sole Benefit of its Customers
4800 Deer Lake Drive East, 2(nd) Floor
Jacksonville, FL 32246-6484


CLASS B SHARES


Merrill Lynch Pierce Fenner & Smith                           5.57%
For the Sole Benefit of its Customers
4800 Deer Lake Drive East, 2(nd) Floor
Jacksonville, FL 32246-6484

Morgan Stanley DW                                             5.53%
Harborside Plaza 3, 6th Floor
Jersey City, NJ 07311


CLASS C SHARES


Merrill Lynch Pierce Fenner & Smith                           25.54%
For the Sole Benefit of its Customers
4800 Deer Lake Drive East, 2(nd) Floor
Jacksonville, FL 32246-6484

Citigroup Global Markets, Inc.                                5.32%
7th Floor
333 W 34th St
New York, NY 10001-2402


CLASS Z SHARES


Bank of America NA                                            35.18%
411 N. Akard Street
Dallas, TX 75201-3307


                                        k

SALES CHARGES (dollars in thousands)


                                                                Class A Shares
                                                             Year ended August 31,
                                                  2006              2005              2004(a)
                                                  ----              ----              -------
Aggregate initial sales charges on Fund share
  sales                                           $344              $232               $463
Initial sales charges retained by CMD               52                35                 61
Aggregate contingent deferred sales charge
  ("CDSC") on Fund redemptions retained by CMD      (b)                0                 (b)
Contingent redemption fees charged on Fund share
  redemptions retained by the Fund                  14                 2                 --



                                                                Class B Shares
                                                             Year ended August 31,
                                                  2006              2005              2004(a)
                                                  ----              ----              -------
Aggregate CDSC on Fund redemptions retained by
  CMD                                             $ 22              $ 21               $ 44
Contingent redemption fees charged on Fund share
  redemptions retained by the Fund                   3                (b)                --



                                                                Class C Shares
                                                             Year ended August 31,
                                                  2006              2005              2004(a)
                                                  ----              ----              -------
Aggregate CDSC on Fund redemptions retained by
  CMD                                             $  7              $  3               $ 18
Contingent redemption fees charged on Fund share
  redemptions retained by the Fund                   4                (b)                --



                                                                Class Z Shares
                                                             Year ended August 31,
                                                  2006              2005               2004
                                                  ----              ----               ----
Contingent redemption fees charged on Fund share
  redemptions retained by the Fund                $  3                (b)              $  7


(a) Effective October 9, 2003, the Fund began imposing a 2% redemption fee to shareholders of Class A, B and C shares who redeem shares held for 60 days or less.

(b)  Rounds to less than one.

(c) Effective February 10, 2003, the Fund began imposing a 2% redemption fee to shareholders of Class Z shares who redeem shares held for 60 days or less. The amounts shown are for the period February 10, 2003 to August 31, 2003.

12B-1 PLAN, CDSCS AND CONVERSION OF SHARES
The Fund offers four classes of shares -- Class A, Class B, Class C and Class Z. The Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan ("Plan") for the Fund pursuant to Rule 12b-1 under the 1940 Act for each class except for Class Z shares. Under the Fund's Plan, the Fund pays CMD monthly a service fee at an annual rate of 0.25% of the Fund's net assets attributed to Class A, B and C shares. The Fund also pays CMD monthly a distribution fee at an annual rate of 0.75% of the average daily net assets attributed to

                                        l
its Class B and Class C shares. CMD may use the entire amount of such fees to defray the costs of commissions and service fees paid to financial service firms ("FSFs") and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of CMD's expenses, CMD may realize a profit from the fees. The Plan authorizes any other payments by the Fund to CMD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirectly financing the distribution of the Fund's shares.

The Trustees believe the Plan could be a significant factor in the growth and retention of the Fund's assets, resulting in a more advantageous expense ratio and increased investment flexibility that could benefit each class of the Fund's shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan ("Independent Trustees"), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares, and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees of the Trust who are not interested persons of the Trust is effected by such disinterested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value subject to a CDSC if redeemed within six years after purchase. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs and initial sales charges are described in the Prospectuses.

No CDSC will be imposed on shares derived from reinvestment of distributions or on amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

Eight years after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares, having an equal value, which are not subject to a distribution fee.

SALES-RELATED EXPENSES (dollars in thousands) of CMD relating to Class A, B, and C shares of the Fund were:


                                                     Year ended August 31, 2006
                                                     --------------------------
                                      Class A Shares       Class B Shares       Class C Shares
                                      --------------       --------------       --------------
Fees to FSFs                               $201                 $124                 $113
Cost of sales material relating to
  the Fund (including printing and
  mailing expenses)                           4                    1                    1
Allocated travel, entertainment and
  other promotional expenses
  (including advertising)                    37                    6                   10


                                        m

CUSTODIAN

State Street Bank and Trust Company, located at 2 Avenue de Lafayette, Boston, Massachusetts 02111-2900, is the Fund's custodian. The custodian is responsible for safeguarding and controlling the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, located at 125 High Street, Boston, Massachusetts 02110-1707, is the Fund's independent registered public accounting firm, providing audit and tax return review services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included for the years ended August 31, 2006, 2005 and 2004, in reliance upon the report of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing. For the years ended August 31, 2003 and prior, another independent registered public accounting firm served as the Fund's independent registered public accounting firm.


                                        n

                                        m

                       COLUMBIA INTERNATIONAL STOCK FUND
                   A SERIES OF COLUMBIA FUNDS SERIES TRUST I
                      STATEMENT OF ADDITIONAL INFORMATION

                                JANUARY 1, 2007



This Statement of Additional Information ("SAI") contains information which may be useful to investors but which is not included in the Prospectuses of Columbia International Stock Fund (the "Fund"). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of the Fund dated January 1, 2007. This SAI should be read together with a Prospectus of the Fund, and the most recent Annual Report dated August 31, 2006. The Fund's most recent Annual Report to shareholders is a separate document supplied with this SAI. Investors may obtain a free copy of the Fund's Prospectus and the Annual Report from Columbia Management Services, Inc. ("CMS"), P.O. Box 8081, Boston, MA 02266-8081 or by calling 1-800-345-6611. The financial statements and Report of Independent Registered Public Accounting Firm appearing in the Predecessor Fund's August 31, 2006 Annual Report and the financial statements appearing in the Predecessor Fund's February 28, 2006 Semiannual Report are incorporated into this SAI by reference.



Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the funds distributed by Columbia Management Distributors, Inc. ("CMD") generally and additional information about certain securities and investment techniques described in the Fund's Prospectuses.


TABLE OF CONTENTS


           PART 1                                                              PAGE
           Definitions                                                           b
           Organization and History                                              b
           Investment Goals and Policies                                         b
           Fundamental Investment Policies                                       c
           Other Investment Policies                                             d
           Portfolio Turnover                                                    d
           Fund Charges and Expenses                                             d
           Custodian                                                             n
           Independent Registered Public Accounting Firm                         n



           PART 2
           Miscellaneous Investment Practices                                    1
           Taxes                                                                23
           Additional Tax Matters Concerning Trust Shares                       28
           Management of the Funds                                              30
           Determination of Net Asset Value                                     44
           How to Buy Shares                                                    45
           Special Purchase Programs/Investor Services                          50
           Programs for Reducing or Eliminating Sales Charges                   52
           How to Sell Shares                                                   55
           Distributions                                                        59
           How to Exchange Shares                                               60
           Suspension of Redemptions                                            60
           Shareholder Liability                                                60
           Shareholder Meetings                                                 60
           Appendix I                                                           62
           Appendix II                                                          68



INT-39/115552-1206

                                     PART 1
                       COLUMBIA INTERNATIONAL STOCK FUND

                      STATEMENT OF ADDITIONAL INFORMATION

                                JANUARY 1, 2007



DEFINITIONS

"Trust"                               Columbia Funds Series Trust I (formerly named Columbia Funds
                                      Trust IX)
"Fund"                                Columbia International Stock Fund
"Advisor"                             Columbia Management Advisors, LLC, the Fund's investment
                                      advisor
"CMD"                                 Columbia Management Distributors, Inc. (formerly named
                                      Columbia Funds Distributor, Inc.), the Fund's distributor
"CMS"                                 Columbia Management Services, Inc. (formerly named Columbia
                                      Funds Services, Inc.), the Fund's shareholder services and transfer agent


ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1987. The Fund is diversified series of the Trust, representing the entire interest in a separate series of the Trust. The Trust is registered with the Securities and Exchange Commission as an open-end management investment company. The Fund commenced investment operations as a series of the Trust on October 11, 2005. Prior to October 11, 2005 (the "Fund Reorganization Date"), the Fund was organized as an Oregon corporation (the "Predecessor Fund") that commenced investment operations in 1992. The information provided for the fund in this SAI for periods prior to the Fund Reorganization Date relates to the Predecessor Fund.



Effective October 13, 2003, the Trust changed its name from "Liberty -- Stein Roe Funds Municipal Trust" to "Columbia Funds Trust IX." Effective September 30, 2005, the name of the Trust was changed from "Columbia Funds Trust IX" to "Columbia Funds Series Trust I."


INVESTMENT GOALS AND POLICIES
The Prospectuses describe the Fund's investment goals, investment strategies and risks. Part 1 of this SAI contains additional information concerning, among other things, the investment policies of the Fund. Part 2 contains additional information about the following securities and investment techniques that may be utilized by the Fund:

         Debt Securities (other than Lower-Rated Debt Securities and Municipal Securities)
         Government Obligations (U.S. Government obligations only)
         Bank Obligations (Domestic only)
         Options on Securities
         Future Contracts and Related Options
         Foreign Currency Transactions
         Foreign Securities
         Repurchase Agreements
         Forward Commitments
         Convertible Securities
         Small Companies
         REITS

                                        b

Except as indicated below under "Fundamental Investment Policies," the Fund's investment policies are not fundamental, and the Trustees may change the policies without shareholder approval.


FUNDAMENTAL INVESTMENT POLICIES
The Prospectus sets forth the investment goals and principal investment strategies applicable to the Fund. The following is a list of investment restrictions applicable to the Fund. If a percentage limitation is adhered to at the time of an investment by the Fund, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of the restriction. Except as stated otherwise below, the Fund may not change these restrictions without the approval of a majority of its shareholders, which means the vote at any meeting of shareholders of a Fund of
(i) 67 percent or more of the shares present or represented by proxy at the meeting (if the holders of more than 50 percent of the outstanding shares are present or represented by proxy) or (ii) more than 50 percent of the outstanding shares, whichever is less.

The Fund may not, as a matter of fundamental policy:

1. Underwrite any issue of securities issued by other persons within the meaning of the Securities Act of 1933, as amended (the "1933 Act") except when it might be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered investment companies;

2. Purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate and it may hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein;

3. Purchase or sell commodities, except that a Fund may to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This limitation does not apply to foreign currency transactions including without limitation forward currency contracts;

4. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the Act, the rules and regulations thereunder and any applicable exemptive relief;

5. Make loans, except to the extent permitted by the Act, the rules and regulations thereunder and any applicable exemptive relief;

6. Borrow money or issue senior securities except to the extent permitted by the Act, the rules and regulations thereunder and any applicable exemptive relief; and

7. Purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be
                                        c
    invested without regard to these limitations and (b) the Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the Act, the rules and regulations thereunder, or any applicable exemptive relief.

OTHER INVESTMENT POLICIES
As non-fundamental investment policies, which may be changed without a shareholder vote, the Fund may not:


(1) purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid, as defined in Part II of this SAI, provided, however, that it may invest in Rule 144A Securities under the supervision of the Board of Trustees as described in Part II of this SAI;



(2)  enter into foreign currency transactions except


      a. for the purpose of hedging transactions, and in any case not to the extent of more than 25% of the net assets of the Fund or

      b. in the case of spot (or cash) transactions in connection with the settlement of transactions in portfolio securities;

(3) purchase or otherwise acquire any securities if, as a result, more than 5% of its total assets would be invested in securities issued by unseasoned companies, generally those with less than three years operating history;

(4)  borrow money in excess of 33.3% of its net assets.


Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the diversification requirement of the Investment Company Act of 1940, an issuer is the entity whose revenues support the security.


PORTFOLIO TURNOVER
Portfolio turnover is included in the Prospectuses under "Financial Highlights." The Fund may sell a portfolio investment soon after its acquisition if the Advisor believes that such a disposition is consistent with the Fund's investment goals. Portfolio investments may be sold for a variety of reasons, such as more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A portfolio turnover rate of 100% or more is considered high, although the rate of portfolio turnover will not be a limiting factor in making portfolio decisions. High portfolio turnover may cause the Fund to realize capital gains which, if realized and distributed by the Fund, may be taxable to shareholders as ordinary income. High portfolio turnover in the Fund's portfolio may result in correspondingly greater brokerage commissions and other transaction costs, which would be borne directly by the Fund.

FUND CHARGES AND EXPENSES

Under the Fund's management agreement, the Fund pays the Advisor a monthly fee based on the average daily net assets of the Fund, determined at the close of each business day during the month, at an annual rate of:


        0.87% of the Fund's first $500 million of net assets;
        0.82% of next $500 million of net assets;
        0.77% of next $500 million of net assets;
        0.72% of next $1.5 billion of net assets;
        0.70% of next $3 billion of net assets; and 0.68% of net assets in excess of $6 billion.

                                        d

Prior to November 1, 2004, the advisory fee for the Fund was calculated as a percentage of net assets that declined as net assets increased and was as follows:


        1.000% of the Fund's first $500 million of net assets;
        0.950% of the next $500 million of net assets; and 0.900% of net assets in excess of $1 billion.

Additionally, the Advisor had voluntarily agreed to waive a portion of its investment advisory fee for the Fund at an annual rate of 0.10% of the average daily net assets for the period September 1, 2004 through October 31, 2004. The annualized effective rate of this waiver is 0.01%.


The Fund has entered into an Administrative Agreement and a Pricing and Bookkeeping Agreement with the Advisor, pursuant to which the Advisor performs certain administrative and pricing and bookkeeping services for the Fund. The Advisor has delegated responsibility for certain of these administrative and pricing and bookkeeping services to State Street Bank and Trust Company ("State Street").



For services provided under the Pricing and Bookkeeping Agreement, the Fund will pay to the Advisor, or to such other person(s) as the Advisor may direct, an annual fee, payable monthly, consisting of: (i) for fund accounting services, $25,000 plus an additional monthly fee based on the Fund's net asset value ("Fund Accounting Fee"); and (ii) for financial reporting services, $13,000 ("Financial Reporting Fee"). Additionally, the Fund will bear certain reimbursable costs and expenses as provided in the Administrative Agreement and the Pricing and Bookkeeping Agreement. The aggregate Fund Accounting Fee and Financial Reporting Fee payable pursuant to the Pricing and Bookkeeping Agreement shall not exceed $140,000 annually.



Prior to May 1, 2006, the Fund was party to different administrative and pricing and bookkeeping agreements with the Advisor, both of which agreements provided the Fund with substantially similar services for substantially similar fees.



Prior to November 1, 2005, under its pricing, bookkeeping and fund administration agreement with the Fund, the Advisor received from the Fund a monthly fee consisting of:


-  a minimum of $25,000 plus two basis points for fund accounting and
-  $19,965 for financial reporting


The maximum combined fee payable was $150,000.


The Advisor also was compensated for certain out-of-pocket expenses



CMS acts as transfer agent, dividend disbursing agent and shareholders' servicing agent for the Fund. Its address is P.O. Box 8081, Boston, Massachusetts 02266-8081. Under the agreement with CMS, CMS provides transfer agency, dividend disbursing agency and shareholders' servicing agency services to the Fund (and has retained Boston Financial Data Services, Inc. to assist it). Effective April 1, 2006, the Fund pays CMS a fee of $17.00 per account per annum, payable monthly for transfer agency services. In addition, the Fund may pay CMS the fees and expenses CMS pays to third-party dealer firms that maintain omnibus accounts with the Fund, subject to a cap equal to 0.11% of the Fund's net assets represented by the account. Effective October 1, 2006, the Fund may pay CMS the fees and expenses it pays to dealer firms that maintain omnibus accounts with the Fund, subject to a cap equal to 0.11% of the Fund's net assets represented by the account. The Fund will also pay certain reimbursable out-of-pocket expenses to CMS, and CMS may also retain as additional compensation for its services revenues for fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcripts due CMS from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts CMS maintains in connection with its services to the Fund.



Prior to April 1, 2006 the Fund paid a transfer agency, dividend disbursing agency and shareholders' servicing agency fee to CMS of $15.23 per account per annum, payable monthly.


                                        e

Prior to November 1, 2005, the Fund paid the shareholders' servicing and transfer agency fee to CMS as follows:


An annual open account fee of $28 per open account plus the Fund's allocated share of reimbursement for the out-of-pocket expenses of CMS.


RECENT FEES PAID TO THE ADVISOR, CMD AND CMS (dollars in thousands)


                                                    Years ended August 31,
                                                    ----------------------
                                                   2006       2005      2004
                                                   ----       ----      ----
Management fee                                    $11,058    $7,248    $4,954
Pricing and bookkeeping fee                           167       174       136
Transfer agent fee                                  1,345       935       765
12b-1 fees:
  Service fee (Class A)                               619       115        62
  Service fee (Class B)                               123        28        28
  Service fee (Class C)                                62         2         1(b)
  Service fee (Class D)                                 2         2         2
  Service fee (Class G)(a)                              9         6        --
  Distribution fee (Class B)                          369        84        84
  Distribution fee (Class C)                          187         5         3(b)
  Distribution fee (Class D)                            6         6         6
  Distribution fee (Class G)(a)                        19        12        --
Fees waived by CMS                                  1,027      (708)     (472)
Expenses waived or reimbursed by the Advisor           --      (102)     (374)


BROKERAGE COMMISSIONS (dollars in thousands)


                                                  Years ended August 31,
                                                  ----------------------
                                                2006      2005        2004
                                                ----      ----        ----
Total commissions                             $  4,927   $ 2,849   $    2,637
Directed transactions(b)                      $280,376   $41,522   $1,317,204
Commissions on directed transactions          $    443   $   130   $      341



(a)  Class G shares were initially offered on March 17, 2005.



(b) See "Management of the Funds -- Portfolio Transactions -- Brokerage and Research Services" in Part 2 of this SAI.



The Trust is required to identify any securities of its "regular brokers or dealers" that the Fund has acquired during its most recent fiscal year. At August 31, 2006, the Fund did not hold securities of any of its regular brokers or dealers.


TRUSTEES AND TRUSTEES' FEES


The Columbia Fund Complex includes all of the registered investment companies to which the Advisor and its affiliates provide investment advisory services.



The Advisor or its affiliates pay the compensation of all the officers of the funds in the Columbia Fund Complex, including Trustees who are affiliated with the Advisor. For the fiscal year ended


                                        f

August 31, 2006 and the calendar year ended December 31, 2005, the Trustees received the following compensation for serving as Trustees:



                                                                    Total Compensation from
                                                   Aggregate           the Columbia Fund
                             Pension or        Compensation from      Complex Paid to the
                         Retirement Benefits   the Fund for the    Trustees for the Calendar
                         Accrued as part of    Fiscal Year Ended          Year Ended
Trustee                     Fund Expenses       August 31, 2006      December 31, 2005(a)
-------                     -------------       ---------------      --------------------
Douglas A. Hacker                N/A                $5,485                  $111,277
Janet Langford Kelly             N/A                 5,442                   116,500
Richard W. Lowry                 N/A                 4,607                   142,500
William E. Mayer                 N/A                 5,241                   147,750
Charles R. Nelson                N/A                 5,124                   111,500
John J. Neuhauser                N/A                 4,764                   137,833
Patrick J. Simpson(b)            N/A                 5,149                   107,500
Thomas E. Stitzel(c)             N/A                 5,390                   113,000
Thomas C. Theobald(d)            N/A                 7,939                   205,500
Anne-Lee Verville(e)             N/A                 5,390                   120,723
Richard L. Woolworth(f)          N/A                 4,234                   106,500



(a) As of December 31, 2005, the Columbia Fund Complex consisted of 159 open-end and 11 closed-end management investment company portfolios.



(b) During the fiscal year ended August 31, 2006 and the calendar year ended December 31, 2005, Mr. Simpson deferred $5,149 of his compensation from the Fund and $107,500 of his total compensation from the Columbia Fund Complex pursuant to the deferred compensation plan. At December 31, 2005, the value of Mr. Simpson's account under that plan was $269,502.



(c) During the fiscal year ended August 31, 2006, Mr. Stitzel deferred $2,565 of his compensation from the Fund pursuant to the deferred compensation plan.



(d) During the fiscal year ended August 31, 2006, and the calendar year ended December 31, 2005, Mr. Theobald deferred $5,417 of his compensation from the Fund and $150,000 of his total compensation from the Columbia Fund Complex pursuant to the deferred compensation plan. At December 31, 2005, the value of Mr. Theobald's account under that plan was $320,084.



(e) At December 31, 2005, the value of Ms. Verville's account under the deferred compensation plan was $683,935.



(f)  Mr. Woolworth served as a Trustee until August 4, 2006.


ROLE OF THE BOARD OF TRUSTEES

The Trustees of the Fund are responsible for the overall management and supervision of the Fund's affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with service providers for the Fund and review the Fund's performance. The Trustees have created several committees to perform specific functions for the Fund.


AUDIT COMMITTEE

Ms. Verville and Messrs. Hacker and Stitzel are members of the Audit Committee of the Board. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent registered public accounting firm, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Fund and certain service providers. For the fiscal year ended August 31, 2006, the Audit Committee convened ten (10) times.


                                        g

GOVERNANCE COMMITTEE

Messrs. Lowry, Mayer, Simpson and Theobald are members of the Governance Committee of the Board. The Governance Committee's functions include recommending to the Trustees nominees for independent Trustee positions and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Fund's investment advisor. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Governance Committee, in care of the Fund. For the fiscal year ended August 31, 2006, the Governance Committee convened four (4) times.


ADVISORY FEES & EXPENSES COMMITTEE

Ms. Kelly and Messrs. Mayer, Nelson and Neuhauser are members of the Advisory Fees & Expenses Committee of the Board. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. For the fiscal year ended August 31, 2006, the Advisory Fees & Expenses Committee convened six (6) times.


COMPLIANCE COMMITTEE

Mses. Kelly and Verville and Messrs. Nelson, Simpson and Stitzel are members of the Compliance Committee of the Board. Mr. Stitzel became a member of the Compliance Committee on May 8, 2005. The Compliance Committee's functions include providing oversight of the monitoring processes and controls regarding the Trust. The Committee supervises legal, regulatory and internal rules, policies, procedures and standards other than those relating to accounting matters and oversight of compliance by the Trust's investment adviser, principal underwriter and transfer agent. For the fiscal year ended August 31, 2006, the Compliance Committee convened nine (9) times.


INVESTMENT OVERSIGHT COMMITTEES

Each Trustee of the Funds also serves on an Investment Oversight Committee ("IOC"). Each IOC is responsible for monitoring, on an ongoing basis, a select group of funds in the fund complex and gives particular consideration to such matters as the Funds' adherence to their investment mandates, historical performance, changes in investment processes and personnel, and proposed changes to investment objectives. Investment personnel who manage the Fund attend IOC meetings from time to time to assist each IOC in its review of the Fund. Each IOC meets four times a year. The following are members of the respective IOCs and the general categories of funds in the Columbia Fund Complex which they review:



IOC #1: Messrs. Lowry, Mayer and Neuhauser are responsible for reviewing funds in the following asset categories: Large
             Growth Diversified, Large Growth Concentrated, Small Growth,
             Outside Managed (i.e., sub-advised) and Municipal.
IOC #2: Mr. Hacker and Ms. Verville are responsible for reviewing funds in the following asset categories: Large Blend, Small
             Blend, Foreign Stock, Fixed Income -- Multi Sector, Fixed
             Income -- Core.
IOC#3: Messrs. Theobald and Stitzel and Ms. Kelly are responsible for reviewing funds in the following asset categories: Large
             Value, Mid Cap Value, Small Value, Asset Allocation, High
             Yield and Money Market.
IOC#4: Messrs. Nelson and Simpson are responsible for reviewing funds in the following asset categories: Large/Multi-Cap
             Blend, Mid Cap Growth, Small Growth, Asset Allocation,
             Specialty Equity and Taxable Fixed Income.


                                        h

SHARE OWNERSHIP

The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2005 (i) in the Fund and (ii) in the funds in the Columbia Funds Complex.



                                                      Aggregate Dollar Range of Equity
                           Dollar Range of Equity      Securities Owned in All Funds
                            Securities Owned in            Overseen by Trustee in
Name of Trustee                   the Fund                 Columbia Funds Complex
---------------                   --------                 ----------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker                    $0                        Over $100,000
Janet Langford Kelly                 $0                        Over $100,000
Richard W. Lowry                     $0                        Over $100,000
Charles R. Nelson                    $0                        Over $100,000
John J. Neuhauser                    $0                        Over $100,000
Patrick J. Simpson                   $0                        Over $100,000
Thomas E. Stitzel                    $0                       $50,001-$100,000
Thomas C. Theobald                   $0                        Over $100,000
Anne-Lee Verville                    $0                       Over $100,000(1)
INTERESTED TRUSTEES
William E. Mayer                     $0                       $50,001-$100,000


---------------


(1) Includes the value of compensation payable under the deferred compensation plan for Independent Trustees of the Columbia Fund Complex that is determined as if the amounts deferred had been invested, as of the date of deferral, in shares of one or more funds in the Columbia Fund Complex as specified by Ms. Verville.



PORTFOLIO MANAGERS



OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGERS


The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the Fund's portfolio managers managed as of the Fund's fiscal year-end.



-----------------------------------------------------------------------------------------------------
                         OTHER SEC-REGISTERED
      PORTFOLIO              OPEN-END AND               OTHER POOLED
       MANAGER             CLOSED-END FUNDS         INVESTMENT VEHICLES           OTHER ACCOUNTS
-----------------------------------------------------------------------------------------------------
                       Number of                  Number of                  Number of
                       accounts       Assets      accounts       Assets      accounts       Assets
-----------------------------------------------------------------------------------------------------
Fred Copper                5       $452 million       2       $485 million       8       $289 million
-----------------------------------------------------------------------------------------------------
Jasmine (Weili) Huang      4       $359 million       2       $485 million       5       $114 million
-----------------------------------------------------------------------------------------------------
Daisuke Nomoto             3       $216 million       2       $485 million       2       $114 million
-----------------------------------------------------------------------------------------------------
Paul J. DiGiacomo          3       $216 million       2       $485 million      14       $289 million
-----------------------------------------------------------------------------------------------------
Timothy R. Anderson        3       $216 million       2       $485 million       9       $289 million
-----------------------------------------------------------------------------------------------------


See "Other Considerations -- Portfolio Transactions -- Potential conflicts of interest in managing multiple accounts" for information on how the Advisor addresses potential conflicts of interest resulting from an individual's management of more than one account.

OWNERSHIP OF SECURITIES
The table below shows the dollar ranges of shares of the Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the portfolio managers listed above at the end of the Fund's most recent fiscal year:



---------------------------------------------------------------------------------------------
                                               DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND
              PORTFOLIO MANAGER                              BENEFICIALLY OWNED
---------------------------------------------------------------------------------------------
                 Fred Copper                                  $10,001-$50,000
---------------------------------------------------------------------------------------------
            Jasmine (Weili) Huang                                   None
---------------------------------------------------------------------------------------------
                Daisuke Nomoto                                      None
---------------------------------------------------------------------------------------------
              Paul J. DiGiacomo                                     None
---------------------------------------------------------------------------------------------
             Timothy R. Anderson                                    None
---------------------------------------------------------------------------------------------


COMPENSATION

As of the Fund's most recent fiscal year end, the portfolio managers received all of their compensation from the Adviser and its parent company, Columbia Management Group, in the form of salary, bonus, stock options restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds in which the account is invested. A portfolio manager's bonus is variable and is generally based on (1) an evaluation of the manager's investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Adviser generally considers the one-, three- and five year performance of mutual funds and other accounts under the portfolio manager's oversight relative to the benchmarks and peer groups noted below, emphasizing each manager's three- and five-year performance. The Adviser may also consider a portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall investment performance.



------------------------------------------------------------------------------------------------
     PORTFOLIO MANAGER          PERFORMANCE BENCHMARK                   PEER GROUP
------------------------------------------------------------------------------------------------
        Fred Copper                 MSCI EAFE Net*          Morningstar Foreign Stock Category
------------------------------------------------------------------------------------------------
   Jasmine (Weili) Huang            MSCI EAFE Net*          Morningstar Foreign Stock Category
------------------------------------------------------------------------------------------------
       Daisuke Nomoto               MSCI EAFE Net*          Morningstar Foreign Stock Category
------------------------------------------------------------------------------------------------
     Paul J. DiGiacomo              MSCI EAFE Net*          Morningstar Foreign Stock Category
------------------------------------------------------------------------------------------------
    Timothy R. Anderson             MSCI EAFE Net*          Morningstar Foreign Stock Category
------------------------------------------------------------------------------------------------


* Morgan Stanley Capital International Europe Australasia and Far East Net
  Index.


The size of the overall bonus pool each year is determined by Columbia Management Group, LLC, and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and the Advisor's profitability for the year, which is influenced by assets under management.


OWNERSHIP OF THE FUND

As of record on November 30, 2006, the officers and Trustees of the Trust as a group beneficially owned less than 1% of the then outstanding of each of Class A, Class B, Class C, Class D, Class G and Class Z shares of the Fund.


                                        j

As of record on November 30, 2006, the following shareholders of record owned 5% or more of one or more of each class of the Fund's then outstanding shares:



CLASS A SHARES



Merrill Lynch Pierce Fenner & Smith                            5.84%
For the Sole Benefit of its Customers
Attn: Fund Administration
4800 Deer Lake Drive E., Floor 2
Jacksonville, FL 32246-6484

Citigroup Global Markets, Inc.                                 5.55%
House Account
Attn: Peter Booth, 7th Floor
333 W 34th Street
New York, NY 10001-2402

CLASS B SHARES
Merrill Lynch Pierce Fenner & Smith                            5.37%
For the Sole Benefit of its Customers
Attn: Fund Administration
4800 Deer Lake Drive, E. 2nd Floor
Jacksonville, FL 32246-6484

CLASS C SHARES
Citigroup Global Markets, Inc.                                13.78%
House Account
Attn: Peter Booth, 7th Floor
333 W 34th Street
New York, NY 10001-2402

Merrill Lynch Pierce Fenner & Smith                           17.70%
For the Sole Benefit of its Customers
Attn: Fund Administration
4800 Deer Lake Drive, E. 2nd Floor
Jacksonville, FL 32246-6484

CLASS D SHARES
NFS LLC FEBO                                                   7.16%
William A Schuchmann
56 N Prospect Street
Ansonia, CT 06401-1534

Greg Koyle                                                    10.18%
Esnet Management Group LLC
R D Thompson
1024 River Haven Circle
Orem, UT 84097-6680

UBS Financial Services Inc.                                    5.05%
Greaton W. Sellers II
PO Box 1897
Mt. Pleasant, SC 29465-1897


                                        k

CLASS Z SHARES
Bank of America NA                                            85.58%
Attn: Joan Wray/Funds Accounting
411 N Akard Street
Dallas, TX 75201-3307


SALES CHARGES(a) (dollars in thousands)


                                                                  Class A Shares
                                                               Year ended August 31,
                                                               ---------------------
                                                              2006     2005     2004
                                                              ----     ----     ----
Aggregate initial sales charges on Fund share sales           $137      $37      $45
Initial sales charges retained by CMD                           22        6        8
Aggregate Contingent Deferred Sales Charge (CDSC) on Fund         (b)      (b)    19
  redemptions retained by CMD



                                                                  Class B Shares
                                                               Year ended August 31,
                                                              -----------------------
                                                              2006     2005     2004
                                                              ----     ----     ----
Aggregate CDSC on Fund redemptions retained by CMD            $ 51      $24      $19



                                                                  Class C Shares
                                                               Year ended August 31,
                                                              -----------------------
                                                              2006     2005     2004
                                                              ----     ----     ----
Aggregate CDSC on Fund redemptions retained by CMD            $  4       $1         (b)






                                                                  Class D Shares
                                                               Year ended August 31,
                                                               ---------------------
                                                              2006     2005     2004
                                                              ----     ----     ----
Aggregate CDSC on Fund redemptions retained by CMD                (b)      (b)      (b)



                                                                  Class G Shares
                                                               Year ended August 31,
                                                               ---------------------
                                                              2006     2005     2004
                                                              ----     ----     ----
Aggregate CDSC on Fund redemptions retained by CMD            $  3       --         (a)


---------------

(a) Class A, B and D shares were initially offered on November 1, 2002; Class C shares were initially offered on October 13, 2003; and Class G Shares were initially offered on March 17, 2005.

(b)  Rounds to less than one.

12b-1 PLANS, CDSC AND CONVERSION OF SHARES

The Fund offers six classes of shares -- Class A, Class B, Class C, Class D, Class G and Class Z. The Fund may in the future offer other classes of shares. The Trustees of the Trust have approved a 12b-1 Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 except Class Z shares. The Fund pays CMD monthly a service fee at an annual rate of 0.25% of the average daily net assets attributed to Class A, Class B, Class C and Class D. The Fund pays CMD monthly a service fee at an annual rate of 0.30% of the average daily net assets attributed to Class G shares. The Fund pays a distribution fee at the annual rate of 0.75% of the average daily net assets attributed to its Class B, Class C, Class D shares. The


                                        l

Fund pays a distribution fee at the annual rate of 0.65% of the average daily net assets attributed to its Class G shares. CMD may use the entire amount of such fees to defray the costs of commissions and service fees paid to financial service firms ("FSFs") and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of CMD's expenses, CMD may realize a profit from the fees. The Plan authorizes any other payments by the Fund to CMD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of the Fund shares.


The Trustees believe the Plan could be a significant factor in the growth and retention of the Fund's assets resulting in a more advantageous expense ratio and increased investment flexibility that could benefit each class of the Fund's shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees of the Trust who are not interested persons of the Trust are effected by such disinterested Trustees.


Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value subject to a CDSC if redeemed within six years after purchase. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class G Shares are offered at net asset value and are subject to a CDSC if redeemed within a certain number of years after purchase, depending on the program you purchased your shares under. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs and initial sales charge are described in the Prospectuses for the Fund's Class A, Class B, Class C, Class D and Class G shares.


No CDSC will be imposed on shares derived from reinvestment of distributions or on amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

Eight years after the end of the month in which a Class B or G share is purchased, such shares and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value which are not subject to the distribution fee.


                                        m

SALES-RELATED EXPENSES (dollars in thousands) of CMD relating to the Class A, B, C, D and G shares of the Fund for the fiscal year ended August 31, 2006 were:



                                                           Class A   Class B   Class C   Class D    Class G
                                                           Shares    Shares    Shares    Shares    Shares(a)
                                                           ------    ------    ------    ------    ---------
Fees to FSFs                                                $692      $154       $80       $2         $9
Cost of sales material relating to the Fund (including
  printing and mailing expenses)                               9         1          (b)      (b)        (b)
Allocated travel, entertainment and other promotional
  expenses (including advertising)                            73         9         4         (b)        (b)


---------------

(a)  Class G Shares were initially offered on March 17, 2005.

(b)  Rounds to less than one.

CUSTODIAN
State Street Bank and Trust Company, located at 2 Avenue de Lafayette, Boston, MA 02111-2900, is the Fund's custodian. The custodian is responsible for safeguarding and controlling the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends. Through June 2002, J.P. Morgan Chase & Co. acted as the general custodian for the Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, located at 125 High Street, Boston, MA 02110-1707, serves as the Fund's independent registered public accounting firm, providing audit and tax return services and assistance and consultation in connection with various Securities and Exchange Commission filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included, in reliance upon the report of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing.


                                        n

                      STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2


The following information applies generally to most funds advised by the Advisor. "Funds" include the series of Columbia Funds Series Trust I, Columbia Funds Institutional Trust and Columbia Funds Variable Insurance Trust (each a "Trust" and together, the "Trusts"). In certain cases, the discussion applies to some, but not all, of the Funds, and you should refer to your Fund's Prospectus and to Part 1 of this Statement of Additional Information ("SAI") to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.


MISCELLANEOUS INVESTMENT PRACTICES

PART 1 OF THIS SAI LISTS ON PAGE B WHICH OF THE FOLLOWING INVESTMENT PRACTICES ARE AVAILABLE TO YOUR FUND. IF AN INVESTMENT PRACTICE IS NOT LISTED IN PART 1 OF THIS SAI, IT IS NOT APPLICABLE TO YOUR FUND.

SHORT-TERM TRADING

In seeking the Fund's investment goal, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the Fund may have owned the security. From time to time, the Fund will buy securities intending to seek short-term trading profits. A change in the securities held by the Fund is known as "portfolio turnover" and generally involves some expense to the Fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the Fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the Fund's investment policies, under certain market conditions the Fund's portfolio turnover rate may be higher than that of other mutual funds. The Fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The Fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the Fund's portfolio.

SHORT SALES

A Fund's short sales are subject to special risks. A short sale involves the sale by the Fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the Fund borrows the security from a third party. The Fund is then obligated to return the security to the third party, so the Fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.

LOWER-RATED DEBT SECURITIES

Lower-rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

       1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower-rated debt securities;

       2. the secondary market for lower-rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

       3. the Advisor's credit analysis of lower-rated debt securities may have a greater impact on the Fund's achievement of its investment goal; and

       4. lower-rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower-rated debt securities may not pay interest in cash on a current basis.

SMALL COMPANIES

Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

COMMON STOCK, PREFERRED STOCK AND WARRANTS

Common stocks are generally more volatile than other securities. Preferred stocks share some of the characteristics of both debt and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the company's capital stock at a set price for a specified period of time.

FOREIGN SECURITIES

The Fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the Fund, will be held by the Fund's custodian or by a sub-custodian or depository. See also "Foreign Currency Transactions" below.

The Fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the Fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

The Fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the Fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxes" below.

The Fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

EXCHANGE-TRADED FUNDS ("ETFS"). The Fund may invest in ETFs up to the maximum amount allowable under the 1940 Act. ETFs are shares of publicly-traded unit investment trusts, open-end funds, or depositary receipts that seek to track the performance and dividend yield of specific indexes or companies in related industries. These indexes may be either broad-based, sector or international.

ETF shareholders are generally subject to the same risks as holders of the underlying securities they are designed to track. ETFs are also subject to certain additional risks, including (1) the risk that their prices may not correlate perfectly with changes in the prices of the underlying securities they are designed to track; and (2) the risk of possible trading halts due to market conditions or other reasons, based on the policies of the exchange upon which an ETF trades. In addition, an exchange traded sector fund may be adversely affected by the performance of that specific sector or group of industries on which it is based.

The Fund would bear, along with other shareholders of an ETF, its pro rata portion of the ETF's expenses, including management fees. Accordingly, in addition to bearing their proportionate share of the Fund's expenses (i.e., management fees and operating expenses), shareholders of the Fund may also indirectly bear similar expenses of an ETF.

ZERO COUPON SECURITIES ("ZEROS")

The Fund may invest in Zeros, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zeros include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The Fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

STEP COUPON BONDS ("STEPS")

The Fund may invest in debt securities, known as Steps, which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND ("PIK") SECURITIES

The Fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MONEY MARKET INSTRUMENTS

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. CERTIFICATES OF DEPOSIT are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER is a promissory note issued by a business to finance short-term needs (including promissory notes with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement in which the Fund would be allowed to invest directly.

CERTIFICATES OF DEPOSIT are short-term negotiable instruments issued against deposits in a commercial bank with a defined return and maturity. TIME DEPOSITS are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Examples of the types of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (hereinafter, "U.S. Government obligations") that may be held by the Funds include, without limitation, direct obligations of the U.S. Treasury, and securities issued or guaranteed by the Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Resolution Trust Corporation and Maritime Administration.

U.S. Treasury securities differ only in their interest rates, maturities and time of issuance: Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of more than ten years. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Some of these instruments may be variable or floating rate instruments.

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved relatively little risk of loss of principal. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of the Fund.

BANK OBLIGATIONS include bankers' acceptances, negotiable certificates of deposit, and non-negotiable time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Time deposits with a maturity longer than seven days or that do not provide for payment within seven days after notice will be subject to any limitations on illiquid securities described in
Part 1 of this SAI. For purposes of each Fund's investment policies with respect to bank obligations, the assets of a bank or savings institution will be deemed to include the assets of its U.S. and foreign branches.

Domestic and foreign banks are subject to extensive but different government regulation which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets. Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional risks, including future political and economic developments, the possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of U.S. banks.

SEPARATELY TRADED INTEREST AND PRINCIPAL SECURITIES ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Reserve Book-Entry System. While there is no limitation on the percentage of a Fund's assets that may be invested in STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights. The interest-only component of STRIPS is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only component is usually volatile in response to changes in interest rates.

In U.S. TREASURY ROLLS, a Fund sells outstanding U.S. Treasury securities and buys back on a delayed settlement basis the same U.S. Treasury securities. During the period prior to the delayed settlement date, the assets from the sale of the U.S. Treasury securities are invested in certain cash equivalent instruments. U.S. Treasury rolls entail the risk that the Fund could suffer an opportunity loss if the counterparty to the roll failed to perform its obligations on the settlement date, and if market conditions changed adversely. The Funds intend to enter into U.S. Treasury rolls only with U.S. Government securities dealers recognized by the Federal Reserve Bank or with member banks of the Federal Reserve System. The Funds will hold and maintain in a segregated account until the settlement date cash or other liquid assets in an amount equal to the forward purchase price. For financial reporting and tax purposes, the Funds propose to treat U.S. Treasury rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale.

COMMERCIAL PAPER is an unsecured short-term promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Commercial paper may include variable and floating rate instruments which are unsecured instruments that permit the indebtedness thereunder to vary. Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event that an issuer of a variable or floating rate obligation were to default on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Commercial paper may include securities issued by corporations without registration under the 1933 Act in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) Paper"). Section 4(2) Paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) Paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) Paper, thus providing liquidity. For purposes of each Fund's limitation on purchases of illiquid instruments described below, Section 4(2) Paper will not be considered illiquid if the Advisor has determined, in accordance with guidelines approved by the Board of Trustees, that an adequate trading market exists for such securities.

STRIPPED OBLIGATIONS

To the extent consistent with their investment objective, Funds may purchase U.S. Treasury receipts and other "stripped" securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, which may be issued by the U.S. Government or by private issuers, such as banks and other institutions, are issued at their "face value," and may include stripped mortgage-backed securities ("SMBS"), which are derivative multi-class mortgage securities. Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors.

SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class will receive all of the principal. However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting entirely of principal payments generally is extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. SMBS which are not issued by the U.S. Government (or a U.S. Government agency or instrumentality) are considered illiquid by the Funds. Obligations issued by the U.S. Government may be considered liquid under guidelines established by Funds' Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

MUNICIPAL SECURITIES

Municipal Securities acquired by the Funds include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are "Municipal Securities" if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.

The two principal classifications of Municipal Securities which may be held by the Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed.

The Fund's portfolio may also include "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Funds.

There are, of course, variations in the quality of Municipal Securities, both within a particular category and between categories, and the yields on Municipal Securities depend upon a variety of factors, including general market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of a nationally recognized statistical rating organization ("NRSRO"), such as Moody's and S&P, represent such NRSRO's opinion as to the quality of Municipal Securities. It should be emphasized that these ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields. Municipal Securities of the same maturity and interest rate with different ratings may have the same yield.

Municipal Securities may include rated and unrated variable and floating rate tax-exempt instruments, such as variable rate demand notes. Variable rate demand notes are long-term Municipal Securities that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most variable rate demand notes allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. Variable interest rates generally reduce changes in the market value of Municipal Securities from their original purchase prices. Accordingly, as interest rates decrease, the potential for capital appreciation is less for variable rate Municipal Securities than for fixed income obligations. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the Municipal Securities, the issuer of the participation interest or a guarantor of either issuer.

Municipal Securities purchased by the Funds in some cases may be insured as to the timely payment of principal and interest. There is no guarantee, however, that the insurer will meet its obligations in the event of a default in payment by the issuer. In other cases, Municipal Securities may be backed by letters of credit or guarantees issued by domestic or foreign banks or other financial institutions which are not subject to federal deposit insurance. Adverse developments affecting the banking industry generally or a particular bank or financial institution that has provided its credit or guarantee with respect to a Municipal Security held by a Fund, including a change in the credit quality of any such bank or financial institution, could result in a loss to the Fund and adversely affect the value of its shares. Letters of credit and guarantees issued by foreign banks and financial institutions involve certain risks in addition to those of similar instruments issued by domestic banks and financial institutions.

The payment of principal and interest on most Municipal Securities purchased by the Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this SAI and the Prospectuses. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Securities. For example, under the Tax Reform Act of 1986, interest on certain private activity bonds must be included in an investor's federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their federal alternative minimum taxable income. The Funds cannot, of course, predict what legislation may be proposed in the future regarding the income tax status of interest on Municipal Securities, or which proposals, if any, might be enacted. Such proposals, while pending or if enacted, might materially and adversely affect the availability of Municipal Securities for investment by the Funds and the liquidity and value of their respective portfolios. In such an event, each Fund would re-evaluate its investment objective and policies and consider possible changes in its structure or possible dissolution.

Opinions relating to the validity of Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Advisor will review the proceedings relating to the issuance of Municipal Securities or the bases for such opinions.

PRIVATE ACTIVITY BONDS

The Funds may invest in "private activity bonds," the interest on which, although exempt from regular federal income tax, may constitute an item of tax preference for purposes of the federal alternative minimum tax. Private activity bonds are or have been issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of such private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved.

MUNICIPAL LEASE OBLIGATIONS

Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

SECURITIES LOANS

The Fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

INTERFUND BORROWING AND LENDING

The Fund may lend money to and borrow money from other affiliated registered open-end investment companies. The Fund may borrow through the program when the Advisor believes borrowing is appropriate and the costs are equal to or lower than the costs of bank loans. When borrowing money, the Fund is subject to the risk that the securities the Fund acquires with the borrowed money or would otherwise have sold will decline in value. When lending money, the Fund is subject to the risk that the borrower will be unwilling or unable to make timely payments of interest or principal.

FORWARD COMMITMENTS ("WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES)

The Fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the Fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the Fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the Fund of an advantageous yield or price. Although the Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the Fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.

MORTGAGE DOLLAR ROLLS

In a mortgage dollar roll, the Fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The Fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the Fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the Fund from the transaction.

REITS

The Funds may invest in real estate investment trusts ("REITs"). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Funds intend to include the gross dividends from any investments in REITs in their periodic distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The Funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A Fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

NON-AGENCY MORTGAGE-BACKED SECURITIES

The Fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the Fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy.

ASSET-BACKED SECURITIES

Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively lengthen the expected maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.


CUSTODY RECEIPTS AND TRUST CERTIFICATES


Custody receipts, such as Morgan Stanley TRACERs (Traded Custody Receipts), and trust certificates, such as Lehman Brothers TRAINs (Targeted Return Index Securities Trust), are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities or with a trust in exchange for trust certificates evidencing interests in the trust, the principal asset of which is those securities. The sponsor will then generally sell those custody receipts or trust certificates in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt or trust certificate generally will be treated as directly purchasing its pro rata share of the securities in the pool for an amount equal to the amount that such holder paid for its custody receipt or trust certificate. If a custody receipt or trust certificate is sold, a holder will be treated as having directly "disposed of its pro rata share of the securities evidenced by the custody receipt or trust certificate. Additionally, the holder of a custody receipt or trust certificate may withdraw the securities represented by the custody receipt or trust certificate subject to certain conditions. Custody receipts and trust certificates are generally subject to the same risks as those securities evidenced by the receipts or certificates which, in the case of the Fund, are corporate debt securities. Additionally, custody receipts and trust certificates may also be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the Fund and, therefore, as a form of leverage. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each Fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

LINE OF CREDIT

The Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowings may be preferable to liquidation of portfolio securities.

OPTIONS ON SECURITIES

WRITING COVERED OPTIONS. The Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the Fund's investment goal and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

The Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

The Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER ("OTC") OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the Fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your Fund's Prospectus) of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the Fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events - such as volume in excess of trading or clearing capability - were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the Fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS

Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the Fund's custodian.

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. The Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC).

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. The Funds presently could accomplish a similar result to that which they hope to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges - principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

MUNICIPAL BOND INDEX FUTURES CONTRACTS. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchange are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

OPTIONS ON FUTURES CONTRACTS. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. The Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the Fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

USE BY TAX-EXEMPT FUNDS OF INTEREST RATE AND U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. The Funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The Fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

Successful use of index futures by the Fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the

Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

OPTIONS ON FOREIGN STOCK INDICES. The Funds may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

SWAP AGREEMENTS (SWAPS, CAPS, COLLARS AND FLOORS)

The Funds may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.


In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed upon level. An interest rate collar combines elements of buying a cap and selling a floor. In a total return swap agreement, the non-floating rate side of the swap is based on the total return of an individual security a basket of securities or an index.

The Funds may also enter into credit default swap agreements. The credit default swap agreement may have as reference obligations one or more securities or a basket of securities that are or are not currently held by a Fund. The protection "buyer" in a credit default contract is generally obligated to pay the protection "seller" an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the "par value" (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.



Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund's obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or "earmark" cash or assets determined to be liquid by Columbia in accordance with procedures established by the Board of Trustees, or enter into certain offsetting positions, with a value at least equal to the Fund's exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or "earmark" cash or assets determined to be liquid by Columbia in accordance with procedures established by the Board of Trustees, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or "earmarking" will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund's portfolio. Such segregation or "earmarking" will not limit the Fund's exposure to loss.


Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Funds' performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. The Funds may also suffer losses if they are unable to terminate outstanding swap agreements or reduce their exposure through offsetting transactions.

EQUITY SWAPS


The Funds may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.


RISK FACTORS IN EQUITY SWAP TRANSACTIONS. Equity swaps are derivative instruments and their values can be very volatile. To the extent that the portfolio managers do not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, the Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults. See "Taxes" for information on tax risks associated with equity swaps.

FOREIGN CURRENCY TRANSACTIONS

The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit (ECU). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The Fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES. Settlement procedures relating to the Fund's investments in foreign securities and to the Fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

PARTICIPATION INTERESTS

The Fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The Fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the Fund in connection with the arrangement. The Fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

STAND-BY COMMITMENTS

When the Fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the Fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the Fund, although it could sell the underlying municipal obligation to a third party at any time.

The Fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Fund portfolio will not exceed 10% of the value of the Fund's total assets calculated immediately after each stand-by commitment is acquired. The Fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

VARIABLE AND FLOATING RATE OBLIGATIONS

Variable rate instruments provide for periodic adjustments in the interest rate. Floating rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable and floating rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable and floating rate obligations with a demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities are similar in form but may have a more active secondary market. Substantial holdings of variable and floating rate instruments could reduce portfolio liquidity.

If a variable or floating rate instrument is not rated, the Fund's Advisor must determine that such instrument is comparable to rated instruments eligible for purchase by the Funds and will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and will continuously monitor their financial status in order to meet payment on demand. In determining average weighted portfolio maturity of each of these Funds, a variable or floating rate instrument issued or guaranteed by the U.S. Government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Variable and floating rate obligations with a demand feature will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

INVERSE FLOATERS

Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

RULE 144A SECURITIES

The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933, as amended ("1933 Act"). That Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

CURRENCY SWAPS. Currency swaps involve the exchange of rights to make or receive payments in specified currencies. Currency swaps usually involve the delivery of the entire principal value of one designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The use of currency swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecast of market value and currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

CONVERTIBLE SECURITIES

Convertible securities are fixed income securities which may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities.

Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and therefore have a claim to the assets of the issuer prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same issuer. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Advisor's opinion, the investment characteristics of the underlying common stock will assist the Fund in achieving its investment objective. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.

GUARANTEED INVESTMENT CONTRACTS

Pursuant to guaranteed investment contracts ("GICs"), which are issued by U.S. and Canadian insurance companies, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the fund payments at negotiated, floating or fixed interest rates. A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. The Funds will only purchase GICs that are issued or guaranteed by insurance companies that at the time of purchase are rated at least AA by S&P or receive a similar high quality rating from a nationally recognized service which provides ratings of insurance companies. GICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available. No Fund will invest more than 20% of its total assets in GICs.

BANK INVESTMENT CONTRACTS

Bank investment contracts ("BICs") issued by banks that meet certain quality and asset size requirements for banks are available to the Funds. Pursuant to BICs, cash contributions are made to a deposit account at the bank in exchange for payments at negotiated, floating or fixed interest rates. A BIC is a general obligation of the issuing bank. BICs are considered illiquid securities and will be subject to any limitations on such investments described in Part 1 of this SAI, unless there is an active and substantial secondary market for the particular instrument and market quotations are readily available.

LOAN PARTICIPATIONS

Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. The Funds may only purchase interests in loan participations issued by a bank in the United States with assets exceeding $1 billion and for which the underlying loan is issued by borrowers in whose obligations the Funds may invest. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

STRUCTURED INVESTMENTS

Structured investments are a relatively new innovation and may be designed to have various combinations of equity and fixed-income characteristics. Equity-linked securities are a form of structured investment and generally consist of a conversion privilege to a single company's common stock plus a fixed annual distribution to the holder. Equity-linked securities have some derivative characteristics because the conversion feature is linked to the price of the company's common stock. Equity-linked securities are designed to provide investors with higher quarterly income than the dividend paid per share on the common stock. However, equity-linked securities have decreased potential for capital appreciation because of limitations of the conversion feature.

Equity-linked securities include issues such as "Structured Yield Product Exchangeable for Stock" ("STRYPES"), "Trust Automatic Common Exchange Securities" ("TRACES"), "Trust Issued Mandatory Exchange Securities" ("TIMES"), "Trust Enhanced Dividend Securities" ("TRENDS") and other similar securities, including those which may be developed in the future. The issuers of the above listed examples of equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Equity-linked securities may be issued by closed-end or other forms of investment companies. To the extent that equity-linked securities are issued by investment companies, a Fund's investments in equity-linked securities are subject to the same limitations as investments in more traditional forms of investment companies.

YANKEE OBLIGATIONS

Yankee obligations are U.S. dollar-denominated instruments of foreign issuers that are either registered with the SEC or issued pursuant to Rule 144A under the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and banker's acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

AMERICAN, EUROPEAN, CONTINENTAL AND GLOBAL DEPOSITARY RECEIPTS

American Depositary Receipts ("ADRs") are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. Global Depositary Receipts ("GDRs") are receipts structured similarly to EDRs and CDRs and are marketed globally. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs and CDRs are designed for use in European exchange and over-the-counter markets. GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and therefore will be subject to the Funds' respective limitations with respect to such securities, if any. If a Fund invests in an unsponsored ADR, EDR, CDR or GDR, there may be less information available to the Fund concerning the issuer of the securities underlying the unsponsored ADR, EDR, CDR or GDR than is available for an issuer of securities underlying a sponsored ADR, EDR, CDR or GDR. ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency. Investments in ADRs, EDRs, CDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities.

TEMPORARY CASH BALANCES

The Funds may hold very small temporary cash balances to efficiently manage transactional expenses. These cash balances are expected, under normal conditions, not to exceed 2% of each Fund's net assets at any time (excluding amounts used as margin and segregated assets with respect to futures transactions and collateral for securities loans and repurchase agreements). The Funds may invest these temporary cash balances in short-term debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities ("U.S. Government Securities"), high quality commercial paper (rated A-1 or better by S&P or

P-1 or better by Moody's), certificates of deposit and time deposits of banking institutions having total assets in excess of $1 billion, and repurchase agreements collateralized by U.S. Government Securities. The Funds may also hold these investments in connection with U.S. Treasury rolls, which are not subject to the 2% limitation above.

TAXES

In this section, all discussions of taxation at the shareholder and fund levels relate to U.S. federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.


FEDERAL TAXES. Although it may be one of several series in a single trust, each Fund is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund has elected (or in the case of a new fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets.



To qualify as a "regulated investment company," a Fund must (a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (ii) net income derived from interests in "qualified publicly traded partnerships" (as defined below); (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the market value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested (x) in the securities (other than U.S. government securities or other regulated investment companies) of any one issuer or of two or more issuers, which the Fund controls and which are engaged in the same, similar or related trades or businesses, or (y) in the securities of one or more "qualified publicly traded partnerships" (as defined below); and (c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid -- generally, ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and any net tax-exempt interest income, for such year.



In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in
(a)(i) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. In addition, for purposes of meeting the diversification requirement described in
(b) above, in the case of a Fund's investments in loan participations, the issuer may be the financial intermediary or benefactor. Finally, for purposes of
(b) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership.



As a regulated investment company that is accorded special tax treatment, a Fund will not be subject to any federal income taxes on its net investment income and net realized capital gains that it distributes to shareholders in the form of dividends and in accordance with the timing requirements imposed by the Code. A Fund's foreign-source income, if any, may be subject to foreign withholding taxes. If a Fund were to fail to qualify as a "regulated investment company" accorded special tax treatment in any taxable year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and Fund distributions (including any distributions of net tax-exempt income and net long-term capital gains) would generally be taxable as ordinary income to the shareholders, except to the extent they were treated as "qualified dividend income," as described below. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 of such year (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the underdistributed amounts. For these purposes, any income or gain retained by a Fund that is subject to corporate tax will be considered to have been distributed by year-end. A dividend paid to shareholders by a Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.


ALTERNATIVE MINIMUM TAX. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the federal corporate alternative minimum tax
(AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.


DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the applicable Fund qualify. Any such dividends may be includable, however, in adjusted current earnings for purposes of computing corporate federal AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.



RETURN OF CAPITAL DISTRIBUTIONS. If a Fund makes a distribution to a shareholder in excess of the Fund's current and accumulated "earning and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of the shareholder's tax basis in his or her shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder's tax basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of such shares. Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.



FUNDS THAT INVEST IN U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by a Fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their Fund shares and distributions and redemption proceeds received from the Fund.



FUND DISTRIBUTIONS. For federal income tax purposes, distributions from a Fund of investment income (other than qualified dividend income and exempt-interest dividends, as discussed below) will generally be taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) that are properly designated by the Fund as capital gain dividends ("Capital Gain Dividends") will be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held shares in the Fund. In general, any distributions taxable as long-term capital gains will be taxed to shareholders who are individuals at a maximum rate of 15% for taxable years beginning before January 1, 2011. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income.



Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price the shareholder paid). Distributions are taxable whether received in cash or reinvested in Fund shares.



QUALIFIED DIVIDEND INCOME. For taxable years beginning before January 1, 2011, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property,
(3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. Funds that invest substantially in bonds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.



In general, distributions of investment income properly designated by a Fund as derived from qualified dividend income may be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to his or her shares. If the aggregate qualified dividends received by a fund during any taxable year are 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.



DISTRIBUTIONS FROM TAX-EXEMPT FUNDS. Each tax-exempt Fund will qualify to pay exempt-interest dividends to its shareholders by, at the close of each quarter of the Funds' taxable year, having at least 50% of its total assets invested in obligations the interest on which is exempt from federal income tax. Distributions that a Fund properly designates as exempt-interest dividends will be treated as interest excludable from shareholders' gross income for federal tax purposes (but may be taxable for federal alternative minimum tax purposes and for state and local tax purposes). The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.


Income from certain "private activity bonds" issued after August 7, 1986, is treated as a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the Fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 15% tax rate for shareholders who are individuals) regardless of the length of time Fund shares are held by the shareholder.

A tax-exempt Fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the Fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of more than one year is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").


Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from a Fund. If you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in a Fund may have on the federal taxation of your benefits.


SPECIAL TAX RULES APPLICABLE TO TAX-EXEMPT FUNDS. In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users, as further defined in the Code. Income derived from the Fund's investments other than tax-exempt instruments may give rise to taxable income. The Fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of Fund shares to the extent of exempt-interest dividends paid during that period. Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of the Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.



SALES OF SHARES. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term capital loss if the shares have been held more than one year and otherwise as short-term capital loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.



Under Treasury regulations, if on a disposition of Fund shares a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder will likely have to file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. You are advised to consult with your tax advisor to determine the applicability of these regulations with regard to your individual circumstances.



BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to backup withholding for a shareholder who fails to furnish a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Fund that the shareholder is a United States person and is not subject to the withholding. This number and certification may be provided by either a Form W-9 or the accompanying application. In certain instances, CMS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding. The backup withholding rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.



In order for a foreign investor to qualify for exemption from the backup withholding tax rates under income tax treaties, such foreign investor must comply with special certification and filing requirements. Foreign investors in a Fund should consult their tax advisors in this regard.



HEDGING TRANSACTIONS. If a Fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund and its shareholders.

SECURITIES ISSUED AT A DISCOUNT. A Fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.



FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. A Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. Certain hedging activities (including transactions in foreign currencies or foreign currency-denominated instruments) may produce a difference between the Fund's book income and its taxable income, possibly accelerating distributions or converting distributions of book income and gains to returns of capital for book purposes. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient's basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund's book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.



If more than 50% of a Fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal income tax purposes for their pro rata portion of certain qualified foreign taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the Fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit or deduction in respect of foreign taxes will be subject to certain limitations imposed by the Code, including a holding period requirement, as a result of which a shareholder may not get a full credit or deduction for the amount of foreign taxes so paid by the Fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.



Investment by a Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on distributions received from such company or on the proceeds from the sale of its investment in such a company which tax cannot be eliminated by making distributions to a Fund shareholder; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund." A "passive foreign investment company" is any foreign corporation: (i) 75% or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.



NON-U.S. SHAREHOLDERS. Capital Gain Dividends and exempt-interest dividends will not be subject to withholding of federal income tax. In general, dividends (other than Capital Gain Dividends and exempt-interest dividends) paid by a Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign shareholder") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, for taxable years of a Fund beginning before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign shareholder (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation) from U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign shareholder, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund. Depending on the circumstances, a Fund may make such designations with respect to all, some or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In the case of shares held through an intermediary, the intermediary may withhold even if a Fund makes a designation with respect to a payment. Foreign shareholders should contact their intermediaries with respect to the application of these rules to their accounts.



If a beneficial holder who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.



Special tax rules apply to distributions that a "qualified investment entity" (a "QIE") pays to foreign shareholders that are attributable to gain from the QIE's sale or exchange of "U.S. real property interests" (a "USRPI Distribution"). A Fund will be a QIE if it is both (i) a regulated investment company and (ii) a "U.S. real property holding corporation" (determined without regard to certain exceptions, described below, for 5% holders of publicly traded classes of stock and for interests in domestically-controlled regulated investment companies and real estate investment trusts ("REIT's")). Under the Code, a "U.S. real property holding corporation" is any corporation that holds (or held during the previous five-year period) "U.S. real property interests" ("USRPIs") (defined as interests in U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations") with an aggregate fair market value equal to 50% or more of the fair market value of the corporation's real property assets and other trade-or-business assets. A USRPI does not include (i) any class of stock of a corporation that is traded on an established securities market with respect to a person who holds no more than 5% of such class of stock at all times during the previous five-year period and (ii) a regulated investment company's interests in domestically controlled REITs and other regulated investment companies.



For taxable years beginning on or after January 1, 2006, where a foreign shareholder has owned more than 5% of a class of shares of a Fund that is a QIE during the one-year period preceding the date of the USRPI Distribution, the Fund will be required to withhold 35% of any USRPI Distribution paid to that shareholder and the foreign shareholder will have an obligation to file a U.S. tax return and pay tax. For all other foreign shareholders of a Fund that is a QIE, a USRPI Distribution will be treated as ordinary income (notwithstanding any designation by the Fund that such distribution is a Capital Gain Dividend) and the Fund will be required to withhold 30% (or lower applicable treaty rate) of such distribution (notwithstanding any designation by the Fund that such distribution is a short-term capital gain dividend). If a Fund that is a QIE makes a distribution to its foreign shareholders that is attributable to a USRPI Distribution received by the Fund from a "lower-tier" REIT or regulated investment company that is a QIE, that distribution will retain its character as a USRPI Distribution when passed through to the foreign shareholders regardless of the Fund's percentage ownership of the "lower-tier" REIT or regulated investment company.



Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares are USRPIs or the Capital Gain Dividends are USRPI Distributions.



Foreign shareholders in a Fund should consult their tax advisors with respect to the potential application of the above rules.


ADDITIONAL TAX MATTERS CONCERNING TRUST SHARES (THIS SECTION IS APPLICABLE ONLY TO THE COLUMBIA TAX-MANAGED GROWTH FUND)

FEDERAL GIFT TAXES. An investment in Trust Shares may be a taxable gift for federal tax purposes, depending upon the option selected and other gifts that the donor and his or her spouse may make during the year.

Under the Columbia Advantage Plan, the entire amount of the gift will be a "present interest" that qualifies for the federal gift tax annual exclusion. In that case, the donor will be required to file a federal gift tax return on account of this gift only if (i) the aggregate present interest gifts by the donor to the particular beneficiary (including the gift of Trust Shares) exceeds the annual gift-tax exemption, which in 2006 is $12,000 or (ii) the donor wishes to elect gift splitting on gifts with his or her spouse for the year. The trustee will notify the beneficiary of his or her right of withdrawal promptly following any contribution under the Advantage Plan.

Under the Columbia Gift Plan, the entire amount of the gift will be a "future interest" for federal gift tax purposes, so that none of the gift will qualify for the federal gift tax annual exclusion. Consequently, the donor will have to file a federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $12,000.

No federal gift tax will be payable by the donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or otherwise exempt), including taxable gifts of other assets as well as any taxable gifts of trust shares, exceed the federal gift and estate tax exemption equivalent amount, which is $1,000,000 for gifts made after December 31, 2001, and before January 1, 2010.


Any gift of Trust Shares that does not qualify as a present interest or that exceeds the available annual exclusion amount will reduce the amount of the donor's federal gift and estate tax exemption (if any) that would otherwise be available for future gifts for transfers at death.


The donor and his or her spouse may elect "gift-splitting" for any gift of Trust Shares (other than a gift to such spouse), meaning that the donor and his or her spouse may elect to treat the gift as having been made one-half by each of them, thus allowing a total gift of $24,000.


The donor's gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the donor resides imposes a gift tax. Many states do not impose such a tax. Some states follow the federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.



GENERATION-SKIPPING TRANSFER TAXES. If the beneficiary of a gift of Trust Shares is a relative who is two generations or more younger than the donor, or is not a relative and is more than 37 1/2 years younger than the donor, the gift will be subject in whole or in part to the generation-skipping transfer tax (the "GST tax") unless the gift is made under the Columbia Advantage Plan and does not exceed the available annual exclusion amount. An exemption (the "GST exemption"), equal to $2 million in 2006, is allowed against this tax, and so long as the GST exemption has not been used by other transfers it will automatically be allocated to a gift of Trust Shares that is subject to the GST tax unless the donor elects otherwise. Such an election is made by reporting the gift on a timely filed gift tax return and paying the applicable GST tax. The GST tax is imposed at a flat rate (46% for gifts made in 2006) on the amount of the gift, and payment of the tax by the donor is treated as an additional gift for gift tax purposes.



INCOME TAXES. The Internal Revenue Service takes the position that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated, for federal income tax purposes, as the "owner" of the portion of the trust that was subject to the power. Accordingly, if the donor selects Columbia Advantage Trust Shares, the beneficiary will be treated as the "owner" of all of the Fund shares in the account for federal income tax purposes, and will be required to report all of the income and capital gains earned in the trust on his or her personal federal income tax return. The trust will not pay federal income taxes on any of the trust's income or capital gains. The trustee will prepare and file the federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the beneficiary a statement following each year showing the amounts (if any) that the beneficiary must report on his or her income tax returns for that year. If the beneficiary is under fourteen years of age, these amounts may be subject to federal income taxation at the marginal rate applicable to the beneficiary's parents. The beneficiary may at any time after the creation of the trust irrevocably elect to require the trustee to pay him or her a portion of the trust's income and capital gains annually thereafter to provide funds with which to pay any resulting income taxes, which the trustee will do by redeeming Trust Shares. The amount distributed will be a fraction of the trust's ordinary income and short-term capital gains and the trust's long-term capital gains equal to the highest marginal federal income tax rate imposed on each type of income (currently, 35% and 15%, respectively). If the beneficiary selects this option, he or she will receive those fractions of his or her trust's income and capital gains annually for the duration of the trust.


Under the Columbia Advantage Plan, the beneficiary will also be able to require the trustee to pay his or her tuition, room and board and other expense of his or her college or post-graduate education, and the trustee will raise the cash necessary to fund these distributions by redeeming Trust Shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above. Payments must be made directly to the educational institution.


If the donor selects the Columbia Gift Plan, the trust that he or she creates will be subject to federal income tax on all income and capital gains realized by it, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income or short-term capital gains (currently, 35%), but at a much lower taxable income level than would apply to an individual. It is anticipated, however, that most of the gains taxable to the trust will be long-term capital gain, on which the federal income tax rate is currently limited to 15%. The trustee will raise the cash necessary to pay any federal or state income taxes by redeeming Fund shares. The beneficiary will not pay federal income taxes on any of the trust's income or capital gains, except those earned in the year when the trust terminates. The trustee will prepare and file all federal and state income tax returns that are required each year, and will send the beneficiary an information statement for the year in which the trust terminates showing the amounts (if any) that the beneficiary must report on his or her federal and state income tax returns for that year.



When the trust terminates, the distribution of the remaining shares held in the trust to the beneficiary will not be treated as a taxable disposition of the shares. Any Fund shares received by the beneficiary will have the same cost basis as they had in the trust at the time of termination. Any Fund shares received by the beneficiary's estate will have a basis equal to the value of the shares at the beneficiary's death (or the alternate valuation date for federal estate tax purposes, if elected).



CONSULTATION WITH QUALIFIED ADVISOR Due to the complexity of federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective donors should consider consulting with their financial or tax advisor before investing in Trust Shares.



MANAGEMENT OF THE FUNDS Columbia Management Advisors, LLC ("Columbia Advisors" or "CMA" or the "Advisor"), located at 100 Federal Street, Boston, Massachusetts 02110 is the Advisor to the Funds. The Advisor provides administrative and management services to the Funds. Columbia Advisors is a direct, wholly owned subsidiary of Columbia Management Group, LLC ("CMG"), which in turn is a direct, wholly owned subsidiary of Bank of America, which in turn is an indirect, wholly owned banking subsidiary of Bank of America Corporation, a financial services holding company organized as a Delaware corporation. On September 30, 2005, Columbia Management Advisors, Inc. ("Columbia Management") merged into Columbia Advisors (which prior to September 30, 2005 had been known as Banc of America Capital Management, LLC). Before September 30, 2005 Columbia Management was the investment advisor to the Funds. As a result of the merger, Columbia Advisors is now the investment advisor to the Funds. Columbia Advisors, a registered investment advisor, has been an investment advisor since 1995.



The overall investment activities of the Advisor and its affiliates may limit the investment opportunities for a Fund in certain markets in which limitations are imposed by regulators upon the amount of investment by affiliated investors, in the aggregate or in individual issuers. From time to time, a Fund's activities also may be restricted because of regulatory restrictions applicable to the Advisor and its affiliates, and/or their internal policies.

TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS)


Information regarding the Trustees and officers of the Funds together with their principal business occupations during the last five years (their titles may have varied during that period) is shown below. Unless otherwise noted, the address for each Trustee and officer is c/o Columbia Funds, Mail Stop MA5-515-11-05, One Financial Center, Boston, MA 02111.



                                                                                     Number of
                                                                                     Portfolios in
                                                   Year First         Principal      Columbia Fund
                                                   Elected or       Occupation(s)    Complex               Other
                                                   Appointed to   During Past Five   Overseen          Directorships
Name and Year of Birth     Position with Funds     Office(1)            Years        by Trustee           Held(2)
------------------------  ----------------------   ------------   -----------------  -------------   -----------------
DISINTERESTED TRUSTEES

Thomas C. Theobald         Trustee and Chairman        1996       Partner and             81         Anixter
(Born 1937)                    of the Board                       Senior Advisor,                    International
                                                                  Chicago Growth                     (network support
                                                                  Partners (private                  equipment
                                                                  equity investing)                  distributor);
                                                                  since September,                   Ventas, Inc.
                                                                  2004; Managing                     (real estate
                                                                  Director, William                  investment
                                                                  Blair Capital                      trust); Jones
                                                                  Partners (private                  Lang LaSalle
                                                                  equity investing)                  (real estate
                                                                  from September,                    management
                                                                  1994 to                            services) and
                                                                  September, 2004.                   Ambac Financial
                                                                                                     Group (financial
                                                                                                     guaranty
                                                                                                     insurance)

Douglas A. Hacker         Trustee                      1996       Independent             81         Nash Finch
(Born 1955)                                                       business                           Company (food
                                                                  executive since                    distributor);
                                                                  May, 2006;                         Aircastle Limited
                                                                  Executive Vice                     (aircraft
                                                                  President -- Strategy              leasing)
                                                                  of United
                                                                  Airlines
                                                                  (airline) from
                                                                  December, 2002 to
                                                                  May, 2006;
                                                                  President of UAL
                                                                  Loyalty Services
                                                                  (airline
                                                                  marketing
                                                                  company) from
                                                                  September, 2001
                                                                  to December,
                                                                  2002; Executive
                                                                  Vice President
                                                                  and Chief
                                                                  Financial Officer
                                                                  of United
                                                                  Airlines from
                                                                  July, 1999 to
                                                                  September, 2001.

                                                                                             Number of
                                                                                           Portfolios in
                                                    Year First                             Columbia Fund
                                                    Elected or                                Complex
                                                    Appointed     Principal Occupation(s)    Overseen      Other Directorships
Name and Year of Birth     Position with Funds     to Office(1)   During Past Five Years    by Trustee           Held(2)
----------------------    ----------------------   ------------   -----------------------  -------------   -------------------
DISINTERESTED TRUSTEES

Janet Langford Kelly      Trustee                      1996       Deputy General                81         None
(Born 1957)                                                       Counsel -- Corporate
                                                                  Legal Services,
                                                                  ConocoPhillips
                                                                  (integrated petroleum
                                                                  company) since August,
                                                                  2006; Partner, Zelle,
                                                                  Hofmann, Voelbel, Mason
                                                                  & Gette LLP (law firm)
                                                                  from March, 2005 to
                                                                  July, 2006; Adjunct
                                                                  Professor of Law,
                                                                  Northwestern
                                                                  University, from
                                                                  September, 2004 to
                                                                  June, 2006; Director,
                                                                  UAL Corporation
                                                                  (airline) from
                                                                  February, 2006 to July,
                                                                  2006; Chief
                                                                  Administrative Officer
                                                                  and Senior Vice
                                                                  President, Kmart
                                                                  Holding Corporation
                                                                  (consumer goods), from
                                                                  September, 2003 to
                                                                  March, 2004; Executive
                                                                  Vice
                                                                  President -- Corporate
                                                                  Development and
                                                                  Administration, General
                                                                  Counsel and Secretary,
                                                                  Kellogg Company (food
                                                                  manufacturer), from
                                                                  September, 1999 to
                                                                  August, 2003.

Richard W. Lowry          Trustee                      1995       Private Investor since        81         Liberty All-Star
(Born 1936)                                                       August, 1987 (formerly                   Equity Fund
                                                                  Chairman and Chief                       (registered
                                                                  Executive Officer, U.S.                  investment
                                                                  Plywood Corporation                      company); Liberty
                                                                  (building products                       All-Star Growth
                                                                  manufacturer) until                      Fund, Inc.
                                                                  1987).                                   (registered
                                                                                                           investment company)

                                                                                             Number of
                                                                                           Portfolios in
                                                    Year First                             Columbia Fund
                                                    Elected or                                Complex
                                                    Appointed     Principal Occupation(s)    Overseen      Other Directorships
Name and Year of Birth     Position with Funds     to Office(1)   During Past Five Years    by Trustee           Held(2)
----------------------    ----------------------   ------------   -----------------------  -------------   -------------------
DISINTERESTED TRUSTEES

Charles R. Nelson         Trustee                      1981       Professor of Economics,       81         None
(Born 1943)                                                       University of
                                                                  Washington since
                                                                  January, 1976; Ford and
                                                                  Louisa University of
                                                                  Washington Van Voorhis
                                                                  Professor of Political
                                                                  Economy, University of
                                                                  Washington, since
                                                                  September, 1993;
                                                                  Director, Institute for
                                                                  Economic Research,
                                                                  University of
                                                                  Washington from
                                                                  September, 2001 to
                                                                  June, 2003; Adjunct
                                                                  Professor of
                                                                  Statistics, University
                                                                  of Washington since
                                                                  September, 1980;
                                                                  Associate Editor,
                                                                  Journal of Money Credit
                                                                  and Banking since
                                                                  September, 1993;
                                                                  consultant on
                                                                  econometric and
                                                                  statistical matters.

John J. Neuhauser         Trustee                      1985       University Professor,         81         Liberty All-Star
(Born 1942)                                                       Boston College since                     Equity Fund
                                                                  November, 2005;                          (registered
                                                                  Academic Vice President                  investment
                                                                  and Dean of Faculties,                   company); Liberty
                                                                  Boston College from                      All-Star Growth
                                                                  August, 1999 to                          Fund, Inc.
                                                                  October, 2005.                           (registered
                                                                                                           investment company)

Patrick J. Simpson        Trustee                      2000       Partner, Perkins Coie         81         None
(Born 1944)                                                       L.L.P. (law firm).

Thomas E. Stitzel         Trustee                      1998       Business Consultant           81         None
(Born 1936)                                                       since 1999; Chartered
                                                                  Financial Analyst.

                                                                                             Number of
                                                                                           Portfolios in
                                                    Year First                             Columbia Fund
                                                    Elected or                                Complex
                                                    Appointed     Principal Occupation(s)    Overseen      Other Directorships
Name and Year of Birth     Position with Funds     to Office(1)   During Past Five Years    by Trustee           Held(2)
----------------------    ----------------------   ------------   -----------------------  -------------   -------------------
Anne-Lee Verville         Trustee                      1998       Retired since 1997            81         Chairman of the
(Born 1945)                                                       (formerly General                        Board of Directors,
                                                                  Manager, Global                          Enesco Group,Inc.
                                                                  Education Industry, IBM                  (producer of
                                                                  Corporation (computer                    giftware and home
                                                                  and technology) from                     and garden decor
                                                                  1994 to 1997).                           products)
INTERESTED TRUSTEE

William E. Mayer(3)       Trustee                      1994       Partner, Park Avenue          81         Lee Enterprises
(Born 1940)                                                       Equity Partners                          (print media), WR
                                                                  (private equity) since                   Hambrecht + Co.
                                                                  February, 1999, Dean                     (financial service
                                                                  and Professor, College                   provider);
                                                                  of Business, University                  Reader's Digest
                                                                  of Maryland, 1992 to                     (publishing).
                                                                  1997.


---------------

(1) The date shown is the earliest date on which a trustee/director was elected or appointed to the board of a Fund in the Columbia Fund Complex.

(2) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").


(3) Mr. Mayer is an "interested person" (as defined in the 1940 Act) of the Columbia Funds by reason of his affiliation with WR Hambrecht + Co., a registered broker-dealer that may execute portfolio transactions for or engage in principal transactions with the Fund or other funds or clients advised by the Advisor or its affiliates.

                                                   Year First
                                                   Elected or
Name, Year of Birth and                            Appointed
Address                    Position with Funds     to Office      Principal Occupation(s) During Past Five Years
------------------------  ----------------------   ------------   ----------------------------------------------
OFFICERS
Christopher L. Wilson     President                    2004       Head of Mutual Funds since August, 2004 and
(Born 1957)                                                       Managing Director of the Advisor since
                                                                  September, 2005; President and Chief Executive
                                                                  Officer, CDC IXIS Asset Management Services,
                                                                  Inc. (investment management) from September,
                                                                  1998 to August, 2004.

James R. Bordewick, Jr.   Senior Vice President,       2006       Associate General Counsel, Bank of America
(Born 1959)               Secretary and                           since April, 2005; Senior Vice President and
                          Chief Legal Officer                     Associate General Counsel, MFS Investment
                                                                  Management (investment management)
                                                                  prior to April, 2005.

J. Kevin Connaughton      Senior Vice President,       2000       Managing Director of the Advisor since
(Born 1964)               Chief Financial                         February, 1998.
                          Officer and Treasurer

Mary Joan Hoene           Senior Vice President        2004       Senior Vice President and Chief Compliance
(Born 1949)               and Chief Compliance                    Officer of various funds in the Columbia Fund
100 Federal Street        Officer                                 Complex; Partner, Carter, Ledyard & Milburn
Boston, MA 02110                                                  LLP (law firm) from January, 2001 to August,
                                                                  2004.

Michael G. Clarke         Chief Accounting             2004       Director of Fund Administration since January,
(Born 1969)               Officer and                             2006; Managing Director of Columbia Management
                          Assistant Treasurer                     Advisors, LLC September, 2004 to December,
                                                                  2005; Vice President Fund Administration June,
                                                                  2002 to September, 2004. Vice President
                                                                  Product Strategy and Development from
                                                                  February, 2001 to June, 2002.

Stephen T. Welsh          Vice President               1996       President, Columbia Management Services, Inc.
(Born 1957)                                                       since July, 2004; Senior Vice President and
                                                                  Controller, Columbia Management Services, Inc.
                                                                  prior to July, 2004.

Jeffrey R. Coleman        Deputy Treasurer             2004       Director of Fund Administration since January,
(Born 1969)                                                       2006; Fund Controller from October, 2004 to
                                                                  January 2006; Vice President of CDC IXIS Asset
                                                                  Management Services, Inc. (investment
                                                                  management) from August, 2000 to September,
                                                                  2004.

Joseph F. DiMaria         Deputy Treasurer             2004       Director of Fund Administration since January,
(Born 1968)                                                       2006; Head of Tax/Compliance and Assistant
                                                                  Treasurer from November, 2004 to December,
                                                                  2005; Director of Trustee Administration
                                                                  (Sarbanes-Oxley) from May, 2003 to October,
                                                                  2004; Senior Audit Manager,
                                                                  PricewaterhouseCoopers (independent registered
                                                                  public accounting firm) from July, 2000 to
                                                                  April, 2003.

Ty S. Edwards             Deputy Treasurer             2004       Director of Fund Administration since January,
(Born 1966)                                                       2006; Vice President of the Adviser from July,
                                                                  2002 to December, 2005; Assistant Vice
                                                                  President and Director, State Street
                                                                  Corporation (financial services) prior to
                                                                  2002.

Kathryn Dwyer-Thompson    Assistant Treasurer          2006       Vice President, Mutual Fund Accounting
(Born 1967)                                                       Oversight of the Advisor since December 2004;
                                                                  Vice President, State Street Corporation
                                                                  (financial services) prior to December 2004.

Marybeth C. Pilat         Assistant Treasurer          2006       Vice President, Mutual Fund Valuation of the
(Born 1968)                                                       Advisor since January 2006; Vice President,
                                                                  Mutual Fund Accounting Oversight of the
                                                                  Advisor prior to January 2006.

                                                    Year First
                                                    Elected or
Name, Year of Birth and                             Appointed
Address                    Position with Funds      to Office     Principal Occupation(s) During Past Five Years
-----------------------   ----------------------   ------------   ----------------------------------------------
OFFICERS
Philip N. Prefontaine     Assistant Treasurer          2006       Vice President, Mutual Fund Reporting of the
(Born 1948)                                                       Advisor since November 2004; Assistant Vice
                                                                  President of CDC IXIS Asset Management
                                                                  Services, Inc. (investment management) prior
                                                                  to November 2004.

Keith E. Stone            Assistant Treasurer          2006       Vice President, Trustee Reporting of the
(Born 1974)                                                       Advisor since September 2003; Manager,
                                                                  Investors Bank & Trust Company (financial
                                                                  services) from December 2002 to September
                                                                  2003; Audit Senior, Deloitte & Touche, LLP
                                                                  (independent registered public accounting
                                                                  firm) prior to December 2002.

Barry S. Vallan           Controller                   2006       Vice President-Fund Treasury of the Advisor
(Born 1969)                                                       since October, 2004; Vice President-Trustee
                                                                  Reporting from April, 2002 to October, 2004;
                                                                  Management Consultant, PricewaterhouseCoopers
                                                                  (independent registered public accounting
                                                                  firm) prior to October, 2002.

Peter T. Fariel           Assistant Secretary          2006       Associate General Counsel, Bank of America
(Born 1957)                                                       since April, 2005; Partner, Goodwin Procter
                                                                  LLP (law firm) prior to April, 2005.

Ryan C. Larrenaga         Assistant Secretary          2005       Assistant General Counsel, Bank of America
(Born 1970)                                                       since March, 2005; Associate, Ropes & Gray LLP
                                                                  (law firm) from 1998 to February, 2005.

Barry S. Finkle           Assistant Treasurer          2003       Senior Manager and Head of Fund Performance of
(Born 1965)                                                       the Advisor since January, 2001.

Julian Quero              Assistant Treasurer          2003       Senior Compliance Manager of the Advisor since
(Born 1967)                                                       April, 2002; Assistant Vice President of Taxes
                                                                  and Distributions of the Advisor from 2001 to
                                                                  April, 2002.



Each of the Trust's Trustees and officers hold comparable positions with certain other funds of which the Advisor or its affiliates is the investment advisor or distributors and, in the case of certain of the officers, with certain affiliates of the Advisor.



The Trustees and officers serve terms of indefinite duration. Each Fund held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter to elect Trustees.


Trustee Positions


As of December 31, 2005, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the funds in the Fund Complex or any person controlling, controlled by or under common control with any such entity.



General



The Trustees serve as trustees of 81 registered investment companies managed by the Advisor for which each Trustee receives a retainer at the annual rate of $75,000, an attendance fee of $10,500 for each regular and special joint board meeting and $1,000 for each special telephonic joint board meeting. Mr. Theobald serves as the Chairman of the Board. As the independent chairman of the board, Mr. Theobald receives a supplemental retainer at the annual rate of $100,000; the chair of the Audit Committee receives a supplemental retainer at the annual rate of $20,000; the chair of the Advisory Fees and Expenses Committee receives a supplemental retainer at the annual rate of $15,000; the chairs of the Compliance Committee and the Governance Committee each receive supplemental retainers at the annual rate of $10,000. Members of each committee, including the Investment Oversight Committee, receive $2,500 for each committee meeting and $1,000 for each telephonic committee meeting. The Audit Committee chair receives a supplement of $500 for each Audit Committee meeting. Committee members receive $2,500 for each special committee meeting attended on a day other than a regular joint board meeting day. Two-thirds of the Trustee fees are allocated among the Funds based on each Fund's relative net assets and one-third of the fees is divided equally among the Funds.



Officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust.


The Agreement and Declaration of Trust ("Declaration") of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the Funds into a master fund/feeder fund structure. Under this structure, a Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

MANAGEMENT AGREEMENT

Under a Management Agreement (the "Agreement"), the Advisor has contracted to furnish each Fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each Fund pays a monthly fee based on the average of the daily closing value of the total net assets of each Fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a Fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the Fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. CMD pays the cost of printing and distributing all other Prospectuses.

ADMINISTRATION AGREEMENT (THIS SECTION APPLIES ONLY TO CERTAIN FUNDS AND THEIR RESPECTIVE TRUSTS. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION REGARDING YOUR FUND).

Under an Administration Agreement, the Advisor, in its capacity as the Administrator to each Fund, has contracted to perform the following administrative services:

(a) providing office space, equipment and clerical personnel;

(b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund;

(c) preparing and, if applicable, filing all documents required for compliance by each Fund with applicable laws and regulations;

(d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

(e) coordinating and overseeing the activities of each Fund's other third-party service providers; and

(f) maintaining certain books and records of each Fund.

The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.

TRUST SERVICES AGREEMENT

Pursuant to a Trust Services Agreement, CMS provides the Columbia Tax-Managed Growth Fund's Trust Shares with trust administration services, including tax return preparation and filing, other tax and beneficiary reporting and recordkeeping. CMS's fee is described in the Prospectuses of the Columbia Tax-Managed Growth Fund.

THE PRICING AND BOOKKEEPING AGREEMENT


The Advisor is responsible for providing accounting and bookkeeping services to each Fund pursuant to a pricing and bookkeeping agreement. Under separate agreements ("Outsourcing Agreements"), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreements. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION ON THESE FEES.


PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS. The Advisor acts as investment advisor to each of the Funds. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The Funds and clients advised by the Advisor or the Funds administered by the Advisor sometimes invest in securities in which the Fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the Fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the Funds outweighs the disadvantages, if any, which might result from these practices.

POTENTIAL CONFLICTS OF INTEREST IN MANAGING MULTIPLE ACCOUNTS

Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which the Advisor believes are faced by investment professionals at most major financial firms. The Advisor and the Trustees of the Columbia Funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

- The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

- The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

- The trading of other accounts could be used to benefit higher-fee accounts (front- running).

- The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, the Advisor's investment professionals do not have the opportunity to invest in client accounts, other than the Columbia Funds.

A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold -- for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

"Cross trades," in which one Columbia account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. The Advisor and the Funds' Trustees have adopted compliance procedures that provide that any transactions between a Fund and another Columbia-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

A Fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

A Fund's portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Fund. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

The Advisor or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

A Fund's portfolio manager(s) may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both a Fund and other accounts. In addition, a Fund's portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at the Advisor, including each Fund's portfolio manager, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by the Advisor and each Fund, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of each Fund.

BROKERAGE AND RESEARCH SERVICES. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute securities transactions for a Fund.

The Advisor places the transactions of the Funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The Funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The Funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the Funds' transactions where the Funds can be expected to obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the Funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the Funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the Fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the Funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by Funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a Fund.

The Advisor may use the services of affiliated broker-dealers, when buying or selling securities for a Fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays to affiliates of the Advisor on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through affiliates of the Advisor so that the Trustees may consider whether such trades complied with these procedures and the Rule.

PRINCIPAL UNDERWRITER

CMD is the principal underwriter of the Trust's shares. CMD has no obligation to buy the Funds' shares, and purchases the Funds' shares only upon receipt of orders from authorized FSFs or investors.

INVESTOR SERVICING AND TRANSFER AGENT

CMS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to CMS is based on number of accounts plus reimbursement for certain out-of-pocket expenses. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION ON FEES RECEIVED BY CMS. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to CMS or generally by 6 months' notice by CMS to the Fund. The agreement limits the liability of CMS to the Fund for loss or damage incurred by the Fund to situations involving a failure of CMS to use reasonable care or to act in good faith and without negligence in performing its duties under the agreement. The Fund will indemnify CMS from, among other things, any and all claims, actions, suits, losses, costs, damages, and expenses incurred by it in connection with its acceptance of this Agreement, provided that: (i) to the extent such claims, actions, suits, losses, costs, damages, or expenses relate solely to a particular series or group of series of shares, such indemnification shall be only out of the assets of that series or group of series; (ii) this indemnification shall not apply to actions or omissions constituting negligence or misconduct of CMS or its agents or contractors, including but not limited to willful misfeasance, bad faith or gross negligence in the performance of their duties, or reckless disregard of their obligations and duties under this Agreement; and (iii) CMS shall give a Fund prompt notice and reasonable opportunity to defend against any such claim or action in its own name or in the name of CMS.

CODE OF ETHICS

The Funds, the Advisor, and CMD have adopted Codes of Ethics pursuant to the requirements of the 1940 Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

ANTI-MONEY LAUNDERING COMPLIANCE

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional information from you to verify your identity. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" a shareholder's account, halting all shareholder activity with respect to such account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform the shareholder that it has taken the actions described above.

PROXY VOTING POLICIES AND FUND PROXY VOTING RECORD

The Fund has delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Fund. In deciding to delegate this responsibility to the Advisor, the Board of Trustees of the Trust reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Fund and its shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor's policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Fund and its shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer's securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Fund. The Advisor determines the best interest of the Fund in light of the potential economic return on the Fund's investment.

The Advisor addresses potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor's Proxy Committee determines the vote in the best interest of the Fund, without consideration of any benefit to the

Advisor, its affiliates, its other clients or other persons. The Advisor's Proxy Committee is composed of representatives of the Advisor's equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor's proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer's securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client's investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Institutional Shareholder Services ("ISS"), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services and vote disclosure services.


The Advisor's proxy voting guidelines and procedures are included in this SAI as Appendix II. In accordance with SEC regulations, the fund's proxy voting record for the last twelve-month period ended June 30 has been filed with the SEC. You may obtain a copy of the fund's proxy voting record (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov; and (iii) without charge, upon request, by calling 800-368-0346.


DISCLOSURE OF FUND INFORMATION. The Board has adopted policies, and CMA has adopted policies and procedures, both with respect to the disclosure of the Funds' portfolio holdings by the Funds, CMA, or their affiliates. The Board has also adopted policies and procedures designed to ensure that disclosure of information regarding the Funds' portfolio securities is in the best interest of Fund shareholders. These procedures address the resolution of possible conflicts of interest of a Fund's shareholders, on the one hand, and those of CMA, a Fund's sub-adviser, distributor, or any affiliated person of a Fund, on the other. These policies provide that Fund portfolio holdings information generally may not be disclosed to any party prior to: (1) the business day next following the posting of such information on the Funds' website at www.columbiafunds.com, if applicable, or (2) the business day next following the filing of the information with the SEC in a required filing. Certain limited exceptions that have been approved as part of the Funds' policies are described below. The Board will be updated as needed regarding the Funds' compliance with the policies, including information relating to any potential conflicts of interest between the interests of Fund shareholders and those of CMA and its affiliates. The Funds' policies prohibit CMA and the Funds' other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies apply to disclosure of portfolio holding information to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries that distribute the Funds' shares, third-party service providers, rating and ranking organizations and affiliated persons of the Funds.

PUBLIC DISCLOSURES. The Funds' portfolio holdings are currently disclosed to the public through required filings with the SEC and on the Funds' website at www.columbiafunds.com. This information is produced currently quarterly on a fiscal year basis and is available on the Funds' website. The top ten holdings list also is provided quarterly in Fund descriptions that are included in the offering materials of variable annuity contracts and/or variable life insurance products.

The Funds file their portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of each Fund's fiscal year). Shareholders may obtain the Funds' Form N-CSR and N-Q filings on the SEC's website at www.sec.gov. In addition, the Funds' Form N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's website or the operation of the public room. A complete list of each Fund's holdings for each calendar quarter will be available on the Columbia Funds website at www.columbiafunds.com by clicking on the link relating to N-Q filings and will remain available on the linked website as part of the Trust's filings with the SEC.

The scope of the information provided pursuant to the Funds' policies relating to each Fund's portfolio that is made available on the website may change from time to time without prior notice.

The Funds, CMA or their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisers or other parties, provided that the information is disclosed no earlier than the business day after the date the information is disclosed publicly.

OTHER DISCLOSURES. The Funds' policies provide that non-public disclosures of the Funds' portfolio holdings may be made if (1) the Funds have a legitimate business purpose for making such disclosure, (2) the Funds' chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into a confidentiality agreement, and the receiving party is subject to a duty not to trade on the non-public information.

In determining the existence of a legitimate business purpose, the following factors, and any additional relevant factors, are considered: (1) that any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of CMA; (2) any conflicts of interest between the interests of Fund shareholders, on the one hand, and those of CMA, CMDI or any affiliated person of the Fund on the other; and (3) that prior disclosure to a third party, although subject to a confidentiality agreement, would not make lawful conduct that is otherwise unlawful.

In addition, the Funds' periodically disclose their portfolio information on a confidential basis to various service providers that require such information in order to assist the Funds with their day-to-day business affairs. In addition to CMA and its affiliates, these service providers include the Funds' sub-advisers, the Funds' independent registered public accounting firm, legal counsel, financial printers, the Fund's proxy solicitor, the Funds' proxy voting service provider, rating agencies that maintain ratings on certain Columbia Funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds. The Funds may also disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the Fund, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.


The Funds currently have ongoing arrangements with certain approved recipients to disclose portfolio holdings information prior to their being made public. These special arrangements include the following:



                                 Compensation/                                             Individual or Category of
                                 Consideration   Conditions/ Restrictions   Frequency of      Individuals Who May
Identity of Recipient              Received       on Use of Information      Disclosure      Authorize Disclosure
---------------------            -------------   ------------------------   ------------   -------------------------
Electra Information Systems          None        Use of portfolio                Daily       Chief Executive Officer
                                                 holdings information for
                                                 Columbia International
                                                 Equity Fund for trade
                                                 reconciliation purposes.

FitchRatings                         None        Use of portfolio               Weekly       Chief Executive Officer
                                                 holdings information
                                                 solely for FitchRatings'
                                                 use in maintaining
                                                 ratings on certain money
                                                 market funds.

InvestorTools, Inc.                  None        Access to holdings          Real time       Chief Executive Officer
                                                 granted solely for the
                                                 purpose of testing back
                                                 office conversion of
                                                 trading systems.

                                 Compensation/                                             Individual or Category of
                                 Consideration   Conditions/ Restrictions   Frequency of      Individuals Who May
Identity of Recipient              Received       on Use of Information      Disclosure      Authorize Disclosure
---------------------            -------------   ------------------------   ------------   -------------------------
Thomson Financial                    None        Access to holdings          Real time       Chief Executive Officer
                                                 granted solely for the
                                                 purpose of testing back
                                                 office conversion of
                                                 trading systems.

UBS                                  None        Access to holdings          Real time       Chief Executive Officer
                                                 granted solely to enable
                                                 UBS to conduct due
                                                 diligence on funds as
                                                 offered through its wrap
                                                 program platform.



DETERMINATION OF NET ASSET VALUE



Each Fund determines net asset value (NAV) per share for each class as of the close of trading on the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such Fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price (or the official closing price as determined by the NASDAQ system, if different, as applicable). Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.


Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value following procedures approved by the Trust's Board of Trustees.


(The following two paragraphs are applicable only to Columbia Greater China
Fund).


Trading in securities on stock exchanges and over-the-counter markets in foreign securities markets is normally completed well before the close of the business day in New York. Trading on foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets does take place on days which are not business days in New York and on which the Fund's NAV is not calculated.

The calculation of the Fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the Fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the Fund's NAV is calculated) will not be reflected in the Fund's calculation of NAV unless the Advisor, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the Fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the Fund's shares into U.S. dollars at prevailing market rates.

AMORTIZED COST FOR MONEY MARKET FUNDS.

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Under the amortized cost method a security is initially valued at cost and thereafter any discount or premium from maturity value is amortized ratably to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. If a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.


HOW TO BUY SHARES


The Prospectus contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund may accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to CMS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Investors should understand that, since the offering price of the Fund's shares is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge paid as a percentage of the offering price and of the net amount invested for any particular purchase of fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, CMD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that CMD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that CMD may from time to time reallow additional amounts to all or certain FSFs. CMD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse CMD for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption may subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in

U.S. dollars. Travelers checks, gift checks, credit card convenience checks, credit cards, cash and ban counter (starter checks) are not accepted.

CMS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to CMS, provided the new FSF has a sales agreement with CMD.

Shares credited to an account are transferable upon written instructions in good order to CMS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you may send the certificates to CMS for deposit to your account.


ADDITIONAL INVESTOR SERVICING PAYMENTS



The Funds, along with the transfer agent and/or distributor may pay significant amounts to financial intermediaries (as defined below), including other Bank of America affiliates, for providing the types of services that would typically be provided directly by a Fund's transfer agent. The level of payments made to financial intermediaries may vary. A number of factors may be considered in determining payments to a financial intermediary, including, without limitation, the nature of the services provided to shareholders or retirement plan participants that invest in the Fund through retirement plans. These services may include sub-accounting, sub-transfer agency or similar recordkeeping services, shareholder or participant reporting, shareholder or participant transaction processing, and/or the provision of call center support ("additional shareholder services"). These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of the total Fund assets in the program on an annual basis for those classes of shares that pay a service fee pursuant to a 12b-1 Plan, and 0.40% of total Fund assets in the program on an annual basis for those classes of shares that do not pay service fees pursuant to a 12b-1 Plan. As of September 1, 2005, the Trusts' Board has authorized the Funds to pay up to 0.11% of this amount. Such payments will be made by the Fund to its transfer agent who will in turn make payments to the financial intermediary for the provision of such additional shareholder services. The Fund's transfer agent, distributor or their affiliates will pay, from their own resources, amounts in excess of the amount paid by the Fund to financial intermediaries in connection with the provision of these additional shareholder services and other services (See "Additional Financial Intermediary Payments" for more information including a list of the financial intermediaries, as of the date of this SAI, receiving such payments).



For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with CMD or one of its affiliates.



The Funds may also make additional payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts through the NSCC.



ADDITIONAL FINANCIAL INTERMEDIARY PAYMENTS



As described, financial intermediaries may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the Funds. These other payments may include servicing payments to retirement plan administrators and other institutions at rates up to those described below under "Investor Servicing Payments." For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with CMD or one of its affiliates.



CMD and its affiliates may pay additional compensation to selected financial intermediaries, including other Bank of America affiliates, under the categories described below. These categories are not mutually exclusive, and a single financial intermediary may receive payments under all categories. A financial intermediary may also receive payments described above in "Additional Investor Servicing Payments." These payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of a Fund to its customers. The amount of payments made to financial intermediaries may vary. In determining the amount of payments to be made, CMD and its affiliates may consider a number of factors, including, without limitation, asset mix and length or relationship with the financial intermediary, the size of the customer/shareholder base of the financial intermediary, the manner in which customers of the financial intermediary make investments in the Funds, the nature and scope of marketing support or services provided by the financial intermediary (as more fully described below), and the costs incurred by the financial intermediary in connection with maintaining the infrastructure necessary or desirable to support investments in the Funds.



These additional payments by CMD or its affiliates are made pursuant to agreements between CMD and its affiliates and financial intermediaries and do not change the price paid by investors for the purchase of a share, the amount a Fund will receive as proceeds from such sales, or the distribution (12b-1) fees and expenses paid by the Fund as shown under the heading "Fees and Expenses" in the Fund's prospectus.



MARKETING SUPPORT PAYMENTS



CMD or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services, including, but not limited to, business planning assistance, educating financial intermediary personnel about the Funds and shareholder financial planning needs, placement on the financial intermediary's preferred or recommended fund list or otherwise identifying a Fund as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, access to sales meetings, sales representatives and management representatives of the financial intermediary, client servicing, and systems infrastructure support. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by CMD attributable to that financial intermediary, gross sales of the mutual funds distributed by CMD attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment.



While the financial arrangements may vary for each financial intermediary, the marketing support payments to each financial intermediary are generally expected to be between 0.02% and 0.10% (between 0.03% and 0.12% in the case of the money market funds) on an annual basis for payments based on average net assets of the Funds attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds (other than the money market funds) attributable to the financial intermediary. CMD or its affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund.



As of the date of this SAI, CMD or its affiliates had agreed to make marketing support payments to the following financial intermediaries or their affiliates:



       A. G. Edwards & Sons, Inc.


       AIG Advisor Group


       Ameriprise Financial Services, Inc.


       AXA Advisors, LLC


       Banc of America Securities LLC


       Banc of America Securities Limited


       Bank of America, N.A.


       Bank of New York


       Bear Stearns & Co. Inc.


       BMO Nesbitt Burns


       Brown Brothers Harriman & Co.


       Chicago Mercantile Exchange


       Citicorp Investment Services


       Commonwealth Financial Network


       Custodial Trust Company


       FAS Corp.


       Ferris Baker Watts, Incorporated


       Fidelity Brokerage Services, Inc.


       FinancialOxygen, Inc.

       Genworth Financial, Inc.


       Goldman, Sachs & Co.


       Harris Corp.


       Huntington Capital Corp.


       Independent Financial Markets Group, Inc.


       ING Group


       J.J.B. Hilliard, W.L. Lyons, Inc.


       Lincoln Financial Advisors Corp.


       Linsco/Private Ledger Corp. (LPL)


       Mellon Financial Markets, LLC


       Merrill Lynch, Pierce, Fenner & Smith Incorporated


       Money Market One


       Morgan Stanley DW Inc.


       New York State Deferred Compensation Board


       Pershing LLC


       PNC Bank, N.A.


       Raymond James & Associates, Inc.


       Raymond James Financial Services, Inc.


       Security Benefit Life Insurance Company


       SEI Investments Inc.


       Silicon Valley Bank


       Summit Bank


       Sungard Institutional Brokerage Inc.


       Sun Life Assurance Company of Canada


       TIAA-CREF Life Insurance Company


       Transamerica Corporation


       UBS Financial Services Inc.


       US Bank Trust


       Wachovia Securities LLC


       Webster Investment Services, Inc.


       Wells Fargo Investments, LLC



CMD or its affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.



INVESTOR SERVICING PAYMENTS



CMD or its affiliates may also make payments to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for a variety of services they provide to such programs. These amounts are in addition to amounts that may be paid on behalf of the Funds (see "Additional Investor Servicing Payments") and may be in addition to the marketing support payments paid by CMD described above. A financial intermediary may perform program services itself or may arrange with a third party to perform program services. These investor services may include sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. Payments by CMD or its affiliates for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of the total Fund assets in the program on an annual basis for those classes of shares that pay a service fee pursuant to a 12b-1 Plan, and 0.40% of total Fund assets in the program on an annual basis for those classes of shares that do not pay service fees pursuant to a 12b-1 Plan. In addition, CMD or its affiliates may make lump sum payments to selected financial intermediaries receiving investor servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of the Funds on the financial intermediary's system or other similar services.

As of the date of this SAI, CMD or its affiliates had agreed to make investor servicing payments to the following financial intermediaries or their affiliates:



       ACS HR Solutions LLC


       Administrative Management Group


       Ameriprise Financial Services, Inc.


       AST Trust Company


       Benefit Plan Administrators


       Bisys Retirement Services


       Ceridian Retirement Plan Services


       Charles Schwab & Co.


       Citigroup Global Markets Inc.


       CitiStreet LLC


       City National Bank


       CNA Trust Corporation


       Compensation & Capital Administrative Services, Inc


       CompuSys Erisa Group of Companies


       Crown Point Trust Company


       Daily Access Concepts, Inc.


       Digital Retirement Solutions


       Edgewood Services, Inc.


       ExpertPlan




       Fidelity Investments Institutional Operations Co.


       Fiserv Trust Company


       GWFS Equities, Inc.


       Hartford Life Insurance Company


       Hewitt Associates LLC


       Investmart, Inc.


       JP Morgan Retirement Plan Services LLC


       Lincoln Financial Group


       Matrix Settlement & Clearance Services


       Mercer HR Services, LLC


       Merrill Lynch, Pierce, Fenner & Smith Incorporated


       Mid Atlantic Capital Corporation


       National Investor Services Corp.


       Nationwide Investment Services


       NYLife Distributors LLC


       PNC Advisors


       Princeton Retirement Group


       RBC Dain Rauscher Inc.


       Stanton Trust


       Sungard Investment Products, Inc.


       The 401k Company


       T. Rowe Price Group, Inc.


       Unified Trust Company, N.A.


       The Gem Group, L.P.


       The Principal Financial Group


       The Vanguard Group, Inc.


       Wachovia Securities, LLC


       Wells Fargo Investments, LLC


       Wilmington Trust Corporation

CMD or its affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.



OTHER PAYMENTS



From time to time, CMD, from its own resources, may provide additional compensation to certain financial intermediaries that sell or arrange for the sale of shares of a Fund to the extent not prohibited by laws or the rules of any self-regulatory agency, such as the NASD. Such compensation provided by CMD may include financial assistance to financial intermediaries that enable CMD to participate in and/or present at financial intermediary-sponsored conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, financial intermediary entertainment, and other financial intermediary-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. CMD makes payments for entertainment events it deems appropriate, subject to CMD's internal guidelines and applicable law. These payments may vary upon the nature of the event.



Your financial intermediary may charge you fees or commissions in addition to those disclosed in this SAI. You can ask your financial intermediary for information about any payments it receives from CMD and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular Fund or share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.


SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.

AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of most Funds advised by the Advisor may be purchased through the Automatic Investment Plan. Electronic fund transfers for a fixed amount of at least $50 ($25 for IRA) are used to purchase a Fund's shares at the public offering price next determined after CMD receives the proceeds. If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from CMD.

AUTOMATED DOLLAR COST AVERAGING (Classes A, B, C, D, T, G and Z). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any fund distributed by CMD into the same class of shares of up to five other Funds. Complete the Automated Dollar Cost Averaging section of the Application. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Sales charges may apply if exchanging from a money market fund. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any Fund, exchange between the same Class of shares of Funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any Fund, subject to the imposition of any applicable CDSC or sales charges.

Any additional payments or exchanges into your Fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Columbia Management Services, Inc. (formerly named Columbia Funds Services, Inc.) (CMS) P.O. Box 8081, Boston, MA 02266-8081.

You should consult your FSF or financial advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

CMD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" below for more information.

CLASS T SHAREHOLDER SERVICES PLAN. The Trustees have approved a Shareholder Services Plan (the "Services Plan") pursuant to which the Trusts plan to enter into servicing agreements with institutions (including Bank of America Corporation and its affiliates). Pursuant to these servicing agreements, institutions render certain administrative and support services to customers who are the beneficial owners of Class T shares of each Fund other than the Columbia Newport Tiger Fund. Such services are provided to the institution's customers who are the beneficial owners of Class T shares and are intended to supplement the services provided by the Fund's administrator and transfer agent to the shareholders of record of the Class T shares. The Services Plan provides that each Fund will pay fees for such services at an annual rate of up to 0.50% of the average daily net asset value of Class T shares owned beneficially by the institution's customers. Institutions may receive up to one-half of this fee for providing one or more of the following services to such customers: (i) aggregating and processing purchase and redemption requests and placing net purchase and redemption orders with CMD; (ii) processing dividend payments from a Fund; (iii) providing sub-accounting with respect to Class T shares or the information necessary for sub-accounting; and (iv) providing periodic mailings to customers. Institutions may also receive up to one-half of this fee for providing one or more of these additional services to such customers: (i) providing customers with information as to their positions in Class T shares;
(ii) responding to customer inquiries; and (iii) providing a service to invest the assets of customers in Class T shares.

The payments under the servicing agreements entered into as of the date of this SAI are limited to an aggregate fee of not more than 0.30% (on an annualized basis) of the average daily net asset value of the Class T shares of equity funds beneficially owned by customers of institutions and 0.15% (on an annualized basis) of the average daily net asset value of the Class T shares of bond funds beneficially owned by customers of institutions. The Funds understand that institutions may charge fees to their customers who are the beneficial owners of Class T shares in connection with their accounts with such institutions. Any such fees would be in addition to any amounts which may be received by an institution under the Services Plan. Under the terms of each servicing agreement, institutions are required to provide to their customers a schedule of any fees that they may charge in connection with customer investments in Class T shares.

Each servicing agreement with an institution ("Service Organization") relating to the Services Plan requires that, with respect to those Funds which declare dividends on a daily basis, the Service Organization agrees to waive a portion of the servicing fee payable to it under the Services Plan to the extent necessary to ensure that the fees required to be accrued with respect to the Class T shares of such Funds on any day do not exceed the income to be accrued to such Class T shares on that day.

The Class T servicing agreements are governed by the Services Plan approved by the Board of Trustees in connection with the offering of Class T shares of each Fund. Pursuant to the Services Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts paid under the servicing agreements and the purposes for which the expenditures were made. In addition, the arrangements with Service Organizations must be approved annually by a majority of the Trustees, including a majority of the trustees who are not "interested persons" of the Funds as defined in the 1940 Act and who have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

The Board of Trustees has approved the service agreements with Service Organizations based on information provided by the Funds' service contractors that there is a reasonable likelihood that the arrangements will benefit the Funds and their shareholders by affording the Funds greater flexibility in connection with the efficient servicing of the accounts of the beneficial owners of Class T shares of the Funds. Any material amendment to the Funds' arrangements with Service Organizations must be approved by a majority of the Board of Trustees (including a majority of the Disinterested Trustees). So long as the service agreements with Service Organizations are in effect, the selection and nomination of the members of Columbia's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds will be committed to the discretion of such Disinterested Trustees.

TAX-SHELTERED RETIREMENT PLANS (Retirement Plans). CMD offers prototype tax-qualified plans, including Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Columbia Trust Company (CTC) is the Custodian/Trustee and Plan Sponsor of the Columbia Advisor prototype plans offered through CMD. In general, a $20 annual fee is charged. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from CMD.

Participants in Retirement Plans not sponsored by CTC, not including Individual Retirement Accounts (IRAs), may be subject to an annual fee of $20 unless the Retirement Plan maintains an omnibus account with CMS. Participants in CTC sponsored prototype plans (other than IRAs) who liquidate the total value of their account may also be charged a $20 close-out processing fee payable to CMS. The close out fee applies to plans opened after September 1, 1996. The fee is in addition to any applicable

CDSC. The fee will not apply if the participant uses the proceeds to open a Columbia Advisor IRA Rollover account in any Fund distributed by CMD, or if the Retirement Plan maintains an omnibus account.

Consultation with a competent financial advisor regarding these Retirement Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling CMS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges by check are suspended for 30 days after an address change is effected. Please have your account and taxpayer identification numbers available when calling.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a Fund automatically invested in the same class of shares of another Fund. An ADD account must be in the same name as the shareholder's existing open account with the particular Fund. Call CMS for more information at 1-800-345-6611.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

RIGHTS OF ACCUMULATION (Columbia Class A and Class T shares, Nations Class A shares and Galaxy Retail A shares only) Class T shares can only be purchased by the shareholders of Columbia Newport Tiger Fund (formerly named Liberty Newport Tiger Fund) who already own Class T shares. Reduced sales charges on Class A and T shares can be effected by combining a current purchase of Class A or Class T shares with prior purchases of other funds and classes distributed by CMD. The applicable sales charge is based on the combined total of:

       1. the current purchase; and

       2. the value at the public offering price at the close of business on the previous day of all shares of funds for which CMD serves as distributor for funds held by the shareholder.

CMD must be promptly notified of each purchase with respect to which a shareholder is entitled to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by CMS. A Fund may terminate or amend this Right of Accumulation.

STATEMENT OF INTENT (Class A, Class E and Class T shares only). Any person may qualify for reduced sales charges on purchases of Class A, E and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all fund shares held by the shareholder on the date of the Statement in Funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund)). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, CMS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A, E or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a Fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement (provided the FSF returns to CMD the excess commission previously paid during the thirteen-month period). The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. If the amount of the Statement is not purchased, the shareholder shall remit to CMD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, CMS will redeem escrowed Class A, E or T shares with a value equal to such difference. The additional FSF commission will be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from CMS at 1-800-345-6611.

NET ASSET VALUE ELIGIBILITY GUIDELINES (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, LLC IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS).

       1. Employees, brokers and various relationships that are allowed to buy at NAV. Class A shares of certain Funds may be sold at NAV to the following individuals, whether currently employed or retired:
          Employees of Bank of America Corporation (and its predecessors), its affiliates and subsidiaries; Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, CMD, or its successors and companies affiliated with the Advisor; Registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with CMD; Nations Funds' Trustees, Directors and employees of its investment sub-advisers; Broker/Dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes; employees or partners of any contractual service provider to the funds.

          NAV eligibility for Class A purchase also applies to the families of the parties listed above and their beneficial accounts. Family members include: spouse, parent, stepparent, legal guardian, child, stepchild, father-in-law and mother-in-law.

          Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

          Registered broker/dealer firms that have entered into a Nations Funds dealer agreement with BACAP Distributors, LLC may buy Class A shares without paying a front-end sales charge for their investment account only.

          Banks, trust companies and thrift institutions, acting as fiduciaries.

       2. Grandfathered investors. Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may purchase Class A shares of any Fund at NAV in those cases where a Columbia Fund Class Z share is not available.

          Shareholders of certain Funds that reorganized into the Nations Funds who were entitled to buy shares at NAV will continue to be eligible for NAV purchases into those Nations Fund accounts opened through August 19, 2005.

          Galaxy Fund shareholders prior to December 1, 1995; and shareholders who (i) purchased Galaxy Fund Prime A shares at NAV and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally purchased.

          (For Class T shares only) Shareholders who (i) purchased Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally purchased; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

       3. Reinstatement. Subject to the fund policy on trading of fund shares, an investor who has redeemed class A, B, C, D, G or T shares may, upon request, reinstate within 1 year a portion or all of the proceeds of such sales in shares of class A of any fund at the NAV next determined after CMS received a written reinstatement request and payment.

       4. Retirement Plans. Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with CMD pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

       5. Non-U.S. Investors. Certain pension, profit-sharing or other employee benefit plans offered to non-US investors may be eligible to purchase Class A shares with no sales charge.

       6. Reorganizations. At the Fund's discretion, NAV eligibility may apply to shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

       7. Rights of Accumulation (ROA). The value of eligible accounts, regardless of class, maintained by you and you and your immediate family may be combined with the value of your current purchase to reach a sales discount level and to obtain the lower sales charge for your current purchase.

       8. Letters of Intent (LOI). You may pay a lower sales charge when purchasing class A shares by signing a letter of intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the LOI within 13 months. If your LOI purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (IN THIS SECTION, THE "ADVISOR" REFERS TO COLUMBIA MANAGEMENT ADVISORS, LLC IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS) (Class A, B, C, D, E, matured F, G and T shares) CDSCs may be waived on redemptions in the following situations with the proper documentation:

       1. Death. CDSCs may be waived on redemptions following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

       2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with CMS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value at the time that the SWP is established. Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met. For redemptions in excess of 12% of the account's value at the time that the SWP is established, a CDSC will be charged on the SWP redemption. The 12% limit does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares -- Systematic Withdrawal Plan."

       3. Disability. CDSCs may be waived on redemptions occurring after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares
          (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability, and (iii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

       4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

       5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by CMD.

       6. Qualified Retirement Plans. CDSCs may be waived on CMD shares sold by employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under
          Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must be a participant in an alliance program that has signed an agreement with Columbia Funds or CMD.

       7. Trust Share Taxes. CDSCs will be waived on redemptions of Class E and F shares (i) where the proceeds are used to directly pay trust taxes, and (ii) where the proceeds are used to pay beneficiaries for the payment of trust taxes.

       8. Return of Commission. CDSCs may be waived on shares sold by intermediaries that are part of the Columbia Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

       9. Non-U.S. Investors. CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

       10. IRS Section 401 and 457. CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under Section 401 or 457 of the tax code.

       11. Medical Payments. CDSCs may be waived on shares redeemed for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

       12. Plans of Reorganization. At the Funds' discretion, CDSCs may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which a fund is a party.

       13. Charitable Giving Program. CDSCs may be waived on the sale of Class C or Class D shares sold by a non-profit organization qualified under
           Section 501(c)(3) of the tax code in connection with the Banc of America Capital Management Charitable Giving Program.

       14. The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling or delay sending proceeds from your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction to CMS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. Stock power forms are available from FSFs, CMS and many banks. Additional documentation may be required for sales by corporations, agents, fiduciaries, surviving joint owners, individual retirement account holders and other legal entities. Call CMS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, FSF's are responsible for furnishing all necessary documentation to CMS and may charge for this service.


SYSTEMATIC WITHDRAWAL PLAN ("SWP"). The shareholder may establish a SWP. A specified dollar amount, share amount or percentage of the then current net asset value of the shareholder's investment in any Fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies is run against available shares and generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawals of shares of the Fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such Fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their share account may do so but may be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other Fund distributions payable in shares of the Fund rather than in cash.


A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. The $5,000 minimum account balance requirement has been waived for wrap accounts. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, CMS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP. The SWP on accounts held in "street name" must be made payable to the back office via the National Securities Clearing Corporation (NSCC).

TELEPHONE REDEMPTIONS. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the Fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions by check and ACH are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker, to a pre-existing bank account or furnishing a signature guaranteed request. Signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor that participates in the Medallion Signature Guarantee Program. CMS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address account and taxpayer identification numbers. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. Certain restrictions apply to retirement plan accounts.

CHECKWRITING (Available only on the Class A and Z shares of certain Funds) Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. CMS will provide checks to be drawn on Mellon Trust of New England, N.A. (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 ($250 for money market funds) nor more than $100,000 for non-money market funds. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks., However, you may incur customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

NON-CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Fund's net asset value, a Fund may make the payment or a portion of the payment with portfolio securities held by that Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

INFORMATION APPLICABLE TO CLASS G AND CLASS T SHARES

The primary difference between Class G and Class T shares lies in their sales charge structures and shareholder servicing/distribution expenses. Investments in Class T shares of the Funds are subject to a front-end sales charge. Investments in Class G shares of the Funds are subject to a back-end sales charge. This back-end sales charge declines over time and is known as a "contingent deferred sales charge." An investor should understand that the purpose and function of the sales charge structures and shareholder servicing/distribution arrangements for both Class G and Class T shares are the same. Class T shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing fees at an annual rate of up to 0.15% and 0.30%, respectively, of the Fund's average daily net assets attributable to its Class T shares. Class G shares of a bond fund and an equity fund are currently subject to ongoing shareholder servicing and distribution fees at an annual rate of up to 0.80% and 0.95%, respectively, of the Fund's average daily net assets attributable to its Class G shares. These ongoing fees, which are higher than those charged on Class T shares, will cause Class G shares to have a higher expense ratio and pay lower dividends than Class T shares. Class G and Class T shares may only be purchased by current shareholders of Class G and Class T, respectively.

CLASS T SHARES. The public offering price for Class T shares of the Funds is the sum of the net asset value of the Class T shares purchased plus any applicable front-end sales charge as described in the applicable Prospectus. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Class T shares that are purchased with no initial sales charge as part of an investment of $1,000,000 to $25,000,000. A portion of the front-end sales charge may be reallowed to broker-dealers as follows:

                                                                                       Reallowance to
                                                        Reallowance to Dealers       Dealers As A % of
                                                       As A % of Offering Price        Offering Price
Amount of Transaction                                   Per Share - Bond Funds    Per Share - Equity Funds
---------------------                                  ------------------------   ------------------------
Less than $50,000                                                4.25                       5.00

$50,000 but less than $100,000                                   3.75                       3.75

$100,000 but less than $250,000                                  2.75                       2.75

$250,000 but less than $500,000                                  2.00                       2.00

$500,000 but less than $1,000,000                                1.75                       1.75

$1,000,000 and over                                              0.00                       0.00

The appropriate reallowance to dealers will be paid by CMD to broker-dealer organizations which have entered into agreements with CMD. The reallowance to dealers may be changed from time to time.

Certain affiliates of the Advisor may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers whose customers purchase significant amounts of Class T shares of the Funds. Such compensation will not represent an additional expense to the Funds or their shareholders, since it will be paid from the assets of Bank of America Corporation's affiliates.

INFORMATION APPLICABLE TO CERTAIN CLASS G SHARES RECEIVED BY FORMER GALAXY FUND RETAIL B SHAREHOLDERS IN CONNECTION WITH THE GALAXY/LIBERTY REORGANIZATION. The following table describes the CDSC schedule applicable to Class G shares received by former Galaxy Fund Retail B shareholders in exchange for Retail B Shares purchased prior to January 1, 2001:

                                          % Deducted When
Holding Period After Purchase             Shares Are Sold
-----------------------------             ---------------
Through first year                             5.00

Through second year                            4.00

Through third year                             3.00

Through fourth year                            3.00

Through fifth year                             2.00

Through sixth year                             1.00

Longer than six years                          None

Class G shares received in exchange for Galaxy Fund Retail B Shares that were purchased prior to January 1, 2001 will automatically convert to Class T shares six years after purchase. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.


The following table describes the CDSC schedule applicable to Class G shareholders whose Galaxy Asset Allocation Fund and/or International Equity Fund Retail B Shares were acquired in connection with the reorganization of the Pillar Funds:

                                          % Deducted When
Holding Period After Purchase             Shares Are Sold
-----------------------------             ---------------
Through first year                             5.50

Through second year                            5.00

Through third year                             4.00

Through fourth year                            3.00

Through fifth year                             2.00

Through sixth year                             1.00

Through the seventh year                       None

Longer than seven years                        None

If you acquired Retail B Shares in connection with the reorganization of the Pillar Funds, your Class G shares will automatically convert to Class T shares eight years after you purchased the Pillar Fund Class B shares you held prior to the reorganization. For purposes of calculating the CDSC, all purchases are considered to be made on the first day of the month in which each purchase was made.

CLASS G SHARES PURCHASED AFTER THE GALAXY/LIBERTY REORGANIZATION. The public offering price for Class G shares of the Funds is the net asset value of the Class G shares purchased. Although investors pay no front-end sales charge on purchases of Class G shares, such shares are subject to a contingent deferred sales charge at the rates set forth in the applicable Prospectus if they are redeemed within seven years of purchase. Securities dealers, brokers, financial institutions and other industry professionals will receive commissions from CMD in connection with sales of Class G shares. These commissions may be different than the reallowances or placement fees paid to dealers in connection with sales of Class T shares. Certain affiliates of Columbia may, at their own expense, provide additional compensation to broker-dealer affiliates of Columbia and to unaffiliated broker-dealers, whose customers purchase significant amounts of Class G shares of a Fund. See "Class T Shares." The contingent deferred sales charge on Class G shares is based on the lesser of the net asset value of the shares on the redemption date or the original cost of the shares being redeemed. As a result, no sales charge is imposed on any increase in the principal value of an investor's Class G shares. In addition, a contingent deferred sales charge will not be assessed on Class G shares purchased through reinvestment of dividends or capital gains distributions.

The proceeds from the contingent deferred sales charge that an investor may pay upon redemption go to CMD, which may use such amounts to defray the expenses associated with the distribution-related services involved in selling Class G shares. Class G shares of a Fund will convert automatically to Class T shares eight years after purchase. The purpose of the conversion is to relieve a holder of Class G shares of the higher ongoing expenses charged to those shares, after enough time has passed to allow CMD to recover approximately the amount it would have received if the applicable front-end sales charge had been charged. The conversion from Class G shares to Class T shares takes place at net asset value, as a result of which an investor receives dollar-for-dollar the same value of Class T shares as he or she had of Class G shares. The conversion occurs eight years after the beginning of the calendar month in which the shares are purchased. Upon conversion, the converted shares will be relieved of the distribution and shareholder servicing fees borne by Class G shares, although they will be subject to the shareholder servicing fees borne by Class T shares.

Class G shares acquired through a reinvestment of dividends or distributions are also converted at the earlier of two dates -- (i) eight years after the beginning of the calendar month in which the reinvestment occurred or (ii) the date of conversion of the most recently purchased Class G shares that were not acquired through reinvestment of dividends or distributions. For example, if an investor makes a one-time purchase of Class G shares of a Fund, and subsequently acquires additional Class G shares of the Fund only through reinvestment of dividends and/or distributions, all of such investor's Class G shares in the Fund, including those acquired through reinvestment, will convert to Class T shares of the Fund on the same date.

INFORMATION APPLICABLE TO CERTAIN CLASS B SHAREHOLDERS

Except for the following, Class B Share Contingent Deferred Sales Charges ("CDSCs") and conversion schedules are described in the Prospectuses.

The following table describes the CDSC schedule applicable to Class B shares received by Galaxy Quality Plus Bond Fund shareholders in exchange for Prime B Shares in connection with the Galaxy/Liberty reorganization.

SALES CHARGES

                                          % Deducted When
Holding Period After Purchase             Shares Are Sold
-----------------------------             ---------------
Through first year                             5.00

Through second year                            4.00

Through third year                             3.00

Through fourth year                            3.00

Through fifth year                             2.00

Through sixth year                             1.00

Longer than six years                          0.00

Automatic conversion to Class A shares occurs eight years after purchase.


Purchases in excess of $50,000 are no longer accepted for Class B shares.


INFORMATION APPLICABLE TO CERTAIN CLASS A SHAREHOLDERS:

Except as set forth in the following paragraph, Class A share CDSCs are described in the Prospectuses:

       Class A shares received by former Galaxy High Quality Bond Fund shareholders in exchange for Prime A Shares in connection with the Galaxy/Liberty reorganization of that Fund are subject to a 1% CDSC upon redemption of such Class A shares if the Prime A Shares were purchased without an initial sales charge in accounts aggregating $1 million or more at the time of purchase and the Class A shares are sold within 12 months of the time of purchase of the Prime A Shares. The 12-month holding period begins on the first day of the month in which each purchase was made.

DISTRIBUTIONS

Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the Fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. No charge is currently made for reinvestment.

Shares of some Funds that pay daily dividends ("include Funds") will normally earn dividends starting with the date the Fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. Shares of some Funds that pay daily dividends ("exclude Funds") will be earned starting with the day after that Fund receives payments for the shares. To determine whether a particular Fund is an include or exclude fund, customers can call 1-800-345-6611.

HOW TO EXCHANGE SHARES

Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of certain other funds. The prospectus of each Fund describes its investment goal and policies, and shareholders should obtain a prospectus and consider these goals and policies carefully before requesting an exchange. Consult CMS before requesting an exchange.


By calling CMS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting CMS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the Fund suspends repurchases or postpones payment for the Fund shares being exchanged in accordance with federal securities law. CMS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, CMS may require customary additional documentation. Prospectuses of the other Funds are available from the CMD Literature Department by calling 1-800-426-3750.


A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

Consult your FSF or CMS. In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the Fund. Sales charges may apply for exchanges from money market funds.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS

A Fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. The Trust has voluntarily undertaken to hold a shareholder meeting at which the Board of Trustees would be elected at least every five years beginning in 2005. Each whole share (or fractional share) outstanding on the record date established in accordance with the Trust's By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the shares (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes).

The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose. Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series. Shares of each Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class.

                                   APPENDIX I
                          DESCRIPTION OF BOND RATINGS
                            STANDARD & POOR'S (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PROVISIONAL RATINGS. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:

SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

       Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

       Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

COMMERCIAL PAPER:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

CORPORATE BONDS:

The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

R This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                   MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

AAA bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

AA bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

BAA bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

BA bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATINGS. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

MUNICIPAL NOTES:

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

COMMERCIAL PAPER:

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

       Prime-1 Highest Quality

       Prime-2 Higher Quality

       Prime-3 High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

CORPORATE BONDS:

The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                                   FITCH INC.

INVESTMENT GRADE BOND RATINGS

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

CONDITIONAL

A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SPECULATIVE-GRADE BOND RATINGS

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these securities, and 'D' represents the lowest potential for recovery.

                                  APPENDIX II

                   COLUMBIA MANAGEMENT ADVISORS, LLC ("CMA")
                      PROXY VOTING POLICIES AND PROCEDURES
     ADOPTED JULY 1, 2003 AND REVISED SEPTEMBER 30, 2005 AND APRIL 25, 2006

All proxies(1) regarding client securities for which Columbia Management Advisors, LLC ("CMA") has assumed authority to vote will, unless CMA determines in accordance with policies stated below to abstain from voting, be voted in a manner considered by CMA to be in the best interest of CMA's clients without regard to any resulting benefit or detriment to CMA or its affiliates. The best interest of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as CMA determines in its sole and absolute discretion. In the event a client believes that its other interests require a different vote, CMA shall vote as the client clearly instructs, provided CMA receives such instructions in time to act accordingly.

CMA endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware, subject to the following exceptions (unless otherwise agreed) when CMA expects to routinely abstain from voting:

       1. Proxies will usually not be voted in cases where the security has been loaned from the Client's account.

       2. Proxies will usually not be voted in cases where CMA deems the costs to the Client and/or the administrative inconvenience of voting the security (e.g., some foreign securities) outweigh the benefit of doing so.

CMA seeks to avoid the occurrence of actual or apparent material conflicts of interest in the proxy voting process by voting in accordance with predetermined voting guidelines, as stated below. For those proxy proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guidelines, the Columbia Management Proxy Committee will determine the best interest of CMA's clients and vote accordingly, without consideration of any resulting benefit or detriment to CMA or its affiliates.

OVERVIEW:

An investment adviser that exercises voting authority over clients' proxies must adopt written policies and procedures that are reasonably designed to ensure that those proxies are voted in the best economic interests of clients. An adviser's policies and procedures must address how the adviser resolves material conflicts of interest between its interests and those of its clients. An investment adviser must comply with certain record keeping and disclosure requirements with respect to its proxy voting responsibilities. In addition, an investment adviser to ERISA accounts has an affirmative obligation to vote proxies for an ERISA account, unless the client expressly retains proxy voting authority.

PROCEDURES AND CONTROLS:

I.  PROXY COMMITTEE

CMA has established a Proxy Committee whose standing members will include senior investment management personnel, who participate as voting authorities on the Committee. Each standing member may designate a senior portfolio manager or a senior analyst officer to act as a substitute in a given matter on their behalf. Additionally, the Proxy Committee regularly involves other associates (e.g., Mutual Funds' Chief Compliance Officer, Legal representative, Compliance Risk Management representative) who participate as needed to enable effective execution of the Committee's responsibilities.

The Proxy Committee's functions shall include, in part,

       (a) direction of the vote on proposals where there has been a recommendation to the Proxy Committee, pursuant to Section IV.B, not to vote according to the predetermined Voting Guidelines stated in
           Section IV.A or on proposals which require special, individual consideration in accordance with Section IV.C;

---------------

1 The term "proxy" as used herein refers to consents, elections and authorizations solicited by any party with respect to securities of any sort.

       (b) review at least annually of this Proxy Voting Policy and Procedure to ensure consistency with internal policies, client disclosures and regulatory requirements;

       (c) review at least annually of existing Voting Guidelines and need for development of additional Voting Guidelines to assist in the review of proxy proposals; and

       (d) development and modification of Voting Procedures, as stated in
           Section V, as it deems appropriate or necessary.

The Proxy Committee has an established charter, which sets forth the Proxy Committee's purpose, membership and operation. The Proxy Committee's charter is consistent, in all material respects, with this policy and procedure.

II. CMA'S INVESTMENT ASSOCIATES

Under CMA's Voting Guidelines, certain matters must be determined on a case-by-case basis. In general, the Proxy Department will refer these matters first to the relevant CMA research analyst. If there is not a research analyst assigned to the particular security, the matter will be referred to the appropriate portfolio manager.

In considering a particular proxy matter, the research analyst or portfolio manager must vote in the clients' best interest as defined above. Information regarding CMA's proxy voting decisions is confidential information. Therefore, research analysts and portfolio managers generally must not discuss proxy votes with any person outside of CMA and within CMA on a need to know basis only.

Research analysts and portfolio managers must discharge their responsibilities consistent with the obligations set forth in Section IV. A research analyst or portfolio manager must disclose in writing any inappropriate attempt to influence their recommendation or any other personal interest that they have with the issuer by completing a Conflicts of Interest Disclosure and Certification Form and submitting the form to Compliance Risk Management ("CRM"). For each Proxy Referral (defined in Section III), the research analyst or portfolio manager is responsible for memorializing their recommendation on the Proxy Voting Recommendation Form and communicating it to the Proxy Department.

Research analysts and portfolio managers should seek advice from CRM or Legal with respect to any questions that they have regarding personal conflicts of interests, communications regarding proxies, or other related matters.

III. CONFLICTS OF INTEREST

For purposes of CMA's proxy policy, a material conflict of interest is a relationship or activity engaged in by CMA, a CMA affiliate(2), or a CMA associate that creates an incentive (or appearance thereof) to favor the interests of CMA, the affiliate, or associate, rather than the clients' interests. For example, CMA may have a conflict of interest if either CMA has a significant business relationship with a company that is soliciting a proxy, or if a CMA associate involved in the proxy voting decision-making process has a significant personal or family relationship with the particular company. A conflict of interest is considered to be "material" to the extent that a reasonable person could expect the conflict to influence CMA's decision on the particular vote at issue. In all cases where there is deemed to be a material conflict of interest, CMA will seek to resolve it in the clients' best interests.

For those proxy proposals that: (1) are not addressed by CMA's proxy guidelines;
(2) the guidelines specify the issue must be evaluated and determined on a case-by-case basis; or (3) a CMA investment associate believes that an exception to the guidelines may be in the best economic interest of CMA's clients (collectively, "Proxy Referrals"), CMA may vote the proxy, subject to the conflicts of interest procedures set forth below.

In the case of Proxy Referrals, Compliance Risk Management will collect and review any information deemed reasonably appropriate to evaluate if CMA or any person participating in the proxy voting decision-making process has, or has the

---------------

2 Bank of America Corporation ("BAC"), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA's duty, in the proxy voting process, to act in the best economic interest of its clients.
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appearance of, a material conflict of interest. CMA investment personnel involved in the particular Proxy Referral must report any personal conflict of interest circumstances to Columbia Management's Conflicts Officer in writing on the Conflicts of Interest Disclosure and Certification Form. Compliance Risk Management will consider information about CMA's significant business relationships, as well as other relevant information. The information considered by Compliance Risk Management may include information regarding: (1) CMA client and other business relationships; (2) any relevant personal conflicts; and (3) communications between investment professionals and parties outside the CMA investment division regarding the proxy matter. Compliance Risk Management will consult with relevant experts, including legal counsel, as necessary.

If Compliance Risk Management determines that it reasonably believes (1) CMA has a material conflict of interest, or (2) certain individuals should be recused from participating in the proxy vote at issue, Compliance Risk Management will inform the Chair of the Proxy Committee. Where a material conflict of interest is determined to have arisen in the proxy voting process, CMA's policy is to invoke one or more of the following conflict management procedures:

     - Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be CMA's proxy voting agent);

     - Causing the proxies to be delegated to a qualified, independent third party, which may include CMA's proxy voting agent.

     - In unusual cases, with the Client's consent and upon ample notice, forwarding the proxies to CMA's clients so that they may vote the proxies directly.

Affiliate Investment Companies and Public Companies

CMA considers (1) proxies solicited by open-end and closed-end investment companies for which CMA or an affiliate serves as an investment adviser or principal underwriter; and (2) proxies solicited by Bank of America or other public companies within the BAC organization to present a material conflict of interest for CMA. Consequently, the proxies of such affiliates will be voted following one of the conflict management procedures discussed above.

Management of Conflicts of Interest - Additional Procedures

BAC as well as CMA has various compliance policies and procedures in place in order to address any material conflicts of interest that might arise in this context.

     1. BAC's enterprise-wide Code of Ethics specifically prohibits the flow of certain business-related information between associates on the commercial and/or investment banking side of the corporation and associates charged with trust or non-trust fiduciary responsibilities, including investment decision-making and proxy voting.

     2. In addition, BAC has adopted "Global Policies and Procedures Regarding Information Walls and Inside Information." Pursuant to these policies and procedures, "information barriers" have been established between various BAC business lines designed to prohibit the passage of certain information across those barriers.

     3. Within CMA, CMA's Code of Ethics affirmatively requires that associates of CMA act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate's interests and those of CMA's Clients.

     4. By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee (including the chairperson) and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes:

       - To disclose in writing to Columbia Management Conflicts of Interest Officer (within Compliance Risk Management) any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer's or dissident's management or otherwise) in determining whether or how CMA will vote proxies. Additionally, each member must disclose any direct, indirect or perceived influence or attempt to influence such action which the member or associate views as being inconsistent with the purpose or provisions of this Policy or the Code of Ethics of CMA or BAC. In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will abstain from participating in the Committee's determination of whether and/or how to vote in the matter; and

       - To refrain from taking into consideration, in the decision as to whether or how CMA will vote proxies:
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           - The existence of any current or prospective material business relationship between CMA, BAC or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand.

     5. In certain circumstances, CMA follows the proxy guidelines and uses other research services provided by Institutional Shareholder Services, Inc. ("ISS") or another independent third party. CMA has undertaken a review of ISS' conflicts of interest procedures, and will continue to monitor them on an ongoing basis. In the event that CMA determines that it would be appropriate to use another third party, it will undertake a similar conflicts of interest assessment review.

IV. VOTING GUIDELINES

A. The Proxy Committee has adopted the following guidelines for voting proxies. CMA uses an independent, third-party vendor (currently ISS), to implement its proxy voting process as CMA's proxy voting agent. In general, whenever a vote is solicited, ISS will execute the vote according to CMA's Voting Guidelines as follows:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

     - Proposals for the election of directors or for an increase or decrease in the number of directors, provided that no more than one-third of the Board of Directors would, presently or at any time during the previous three-year period, be from management. However, CMA generally will WITHHOLD votes from pertinent director nominees if:

       (i) the board as proposed to be constituted would have more than one-third of its members from management;

       (ii) the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as "independent," i.e. having no material relationship, directly or indirectly, with the Company, as CMA's proxy voting agent may determine (subject to the Proxy Committee's contrary determination of independence or non-independence);

       (iii) the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters -- ratification of the appointment of auditors);

       (iv) a director serves on more than six public company boards;

       (v) the CEO serves on more than two public company boards other than the company's board.

      On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

     - Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the SEC and the New York Stock Exchange ("NYSE"), or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a "financial expert" in accordance with SEC rules.

     - Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

     - Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

           - Established governance standards and guidelines.

           - Full board composed of not less than two-thirds "independent" directors, as defined by applicable regulatory and listing standards.

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           - Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

           - A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

           - Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

           - The pertinent class of the Company's voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company's proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

     - Proposals that grant or restore shareholder ability to remove directors with or without cause.

     - Proposals to permit shareholders to elect directors to fill board vacancies.

     - Proposals that encourage directors to own a minimum amount of company stock.

     - Proposals to provide or to restore shareholder appraisal rights.

     - Proposals to adopt cumulative voting.

     - Proposals for the company to adopt confidential voting.

CMA will generally vote FOR shareholder proposals calling for majority voting thresholds for director elections unless the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard and/or provides an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

CMA generally will vote AGAINST:

     - Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

     - Proposals that give management the ability to alter the size of the board without shareholder approval.

     - Proposals that provide directors may be removed only by supermajority vote.

     - Proposals to eliminate cumulative voting.

     - Proposals which allow more than one vote per share in the election of directors.

     - Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

     - Proposals that mandate a minimum amount of company stock that directors must own.

     - Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

     - Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

     - Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

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     - CMA will vote on a CASE-BY-CASE basis to indemnify directors and officers, and AGAINST proposals to indemnify external auditors.

     - CMA will vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 5% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the appropriate Research Analyst, or alternatively if no Research Analyst is assigned to the security, the Portfolio Manager. The Investment Associate will then consider the circumstances surrounding the issue and vote in the best interest of CMA's clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

     - Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

     - Proposals asking a company to expense stock options.

     - Proposals to put option repricings to a shareholder vote.

     - Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

     - Proposals for the remuneration of auditors if no more than 33% of the compensation costs comes from non audit activity.

CMA generally will vote AGAINST:

     - Stock option plans that permit issuance of options with an exercise price below the stock's current market price, or that permit replacing or repricing of out-of-the money options.

     - Proposals to authorize the replacement or repricing of out-of-the money options.

     - Proposals requesting that plan administrators have advance authority to amend the terms of a plan without detailed disclosure of the specific amendments. When sufficient details are provided on the amendments permitted by the advance authority, CMA will recommend on such proposals on a CASE-BY-CASE basis.

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

     - Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

      For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

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     - Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

     - Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

     - Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

CMA will evaluate on a CASE-BY-CASE basis proposals regarding:

     - Management proposals that allow listed companies to de-list and terminate the registration of their common stock. CMA will determine whether the transaction enhances shareholder value by giving consideration to:

     - Whether the company has attained benefits from being publicly traded.

     - Cash-out value.

     - Balanced interests of continuing vs. cashed-out shareholders.

     - Market reaction to public announcement of transaction.

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company's assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

     - CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

     - CMA generally votes FOR shareholder proposals to eliminate a poison pill.

     - CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

     - CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company's ability to make greenmail payments.

Supermajority vote

     - CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

     - CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

     - Proposals to approve routine business matters such as changing the company's name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

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     - Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

     - Credible reason exists to question:

           - The auditor's independence, as determined by applicable regulatory requirements.

           - The accuracy or reliability of the auditor's opinion as to the company's financial position.

           - Fees paid to the auditor or its affiliates for "non-audit" services were excessive, i.e., in excess of the total fees paid for "audit," "audit-related" and "tax compliance" and/or "tax return preparation" services, as disclosed in the company's proxy materials.

     - Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

     - Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes-Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

     - Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

     - Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

     - Shareholder proposals to change the date, time or location of the company's annual meeting of shareholders.

CMA will vote AGAINST:

     - Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

     - Proposals to change the location of the company's state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

     - Proposals on whether and how to vote on "bundled" or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

     - FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

     - FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

     - Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

     - Proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

     - Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

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     - Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors/directors and/or legal action is being taken against the board by other shareholders.

     - Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company's financial position.

     - Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

CMA will evaluate management proposals to approve protective preference shares for Netherlands located company-friendly foundations proposals on a CASE-BY-CASE basis and will only support resolutions if:

     - The supervisory board needs to approve an issuance of shares while the supervisory board is independent within the meaning of CMA' categorization rules and the Dutch Corporate Governance Code.

     - No call/put option agreement exists between the company and the foundation.

     - There is a qualifying offer clause or there are annual management and supervisory board elections.

     - The issuance authority is for a maximum of 18 months.

     - The board of the company-friendly foundation is independent.

     - The company has disclosed under what circumstances it expects to make use of the possibility to issue preference shares.

     - There are no priority shares or other egregious protective or entrenchment tools.

     - The company releases its proxy circular, with details of the poison pill proposal, at least three weeks prior to the meeting.

     - Art 2:359c Civil Code of the legislative proposal has been implemented.

8. Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

     - Board structure

     - Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

     - Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

     - Ignore a shareholder proposal that is approved by a majority of shares outstanding;

     - Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

     - Are interested directors and sit on the audit or nominating committee; or

     - Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

     - Past performance relative to its peers
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     - Market in which fund invests

     - Past shareholder activism, board activity and votes on related proposals

     - Strategy of the incumbents versus the dissidents

     - Independence of incumbent directors; director nominees

     - Experience and skills of director nominees

     - Governance profile of the company

     - Evidence of management entrenchment

Converting Closed-end Fund to Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

     - Past performance as a closed-end fund

     - Market in which the fund invests

     - Measures taken by the board to address the discount

     - Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

     - Proposed and current fee schedules

     - Fund category/investment objective

     - Performance benchmarks

     - Share price performance as compared with peers

     - Resulting fees relative to peers

     - Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

     - Stated specific financing purpose

     - Possible dilution for common shares

     - Whether the shares can be used for antitakeover purposes

Policies Addressed by the Investment Company Act of 1940 ("1940 Act"):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

     - Potential competitiveness

     - Regulatory developments

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     - Current and potential returns

     - Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

     - Fund's target investments

     - Reasons given by the fund for the change

     - Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund's investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective.

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's name, considering the following factors:

     - Political/economic changes in the target market

     - Consolidation in the target market

     - Current asset composition

Change in Fund's Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund's subclassification, considering the following factors:

     - Potential competitiveness

     - Current and potential returns

     - Risk of concentration

     - Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

     - Strategies employed to salvage the company

     - Past performance of the fund

     - Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

     - The degree of change implied by the proposal

     - The efficiencies that could result

     - The state of incorporation; net effect on shareholder rights
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     - Regulatory standards and implications

CMA will vote FOR:

     - Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

     - Proposals enabling the Board to amend, without shareholder approval, the fund's management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the 1940 Act) or interpretations thereunder to require such approval

CMA will vote AGAINST:

     - Proposals enabling the Board to:

           - Change, without shareholder approval the domicile of the fund

           - Adopt, without shareholder approval, material amendments of the fund's declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

     - Regulations of both states

     - Required fundamental policies of both states

     - The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder
Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940.

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

     - Fees charged to comparably sized funds with similar objectives

     - The proposed distributor's reputation and past performance

     - The competitiveness of the fund in the industry

     - Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

     - Resulting fee structure

     - Performance of both funds

     - Continuity of management personnel

     - Changes in corporate governance and their impact on shareholder rights

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Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

     - Performance of the fund's NAV

     - The fund's history of shareholder relations

     - The performance of other funds under the adviser's management

B. ABILITY TO VOTE PROXIES OTHER THAN AS PROVIDED IN A ABOVE.

A Portfolio Manager or other party involved with a client's account may conclude that the best interest of the firm's client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined Proxy Voting Guidelines stated in Section IV.A. In this situation, he or she shall request that the Proxy Committee consider voting the proxy other than according such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person will furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person's, group's, or entity's relationship, if any, with the parties proposing and/or opposing the matter's adoption using the Proxy Voting Recommendation Form. The Proxy Committee may consider the matter, subject to the conflicts of interest procedures discussed in Section III.

C. PROPOSALS REQUIRING SPECIAL CONSIDERATION.

For the following categories of proposals, either the Proxy Committee will determine how proxies related to all such proposals will be voted, or the proxies will be voted in accordance with ISS' or an individual client's guidelines.

       1. NEW PROPOSALS. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

       2. ACCOUNTS ADHERING TO TAFT HARTLEY PRINCIPLES. All proposals for these accounts shall be voted according to the Taft Hartley Guidelines developed by ISS.

       3. ACCOUNTS ADHERING TO SOCIALLY RESPONSIBLE PRINCIPLES. All proposals for these accounts shall be voted according to the Socially Responsible Guidelines developed by ISS or as specified by the client.

       4. PROXIES OF INTERNATIONAL ISSUERS WHICH BLOCK SECURITIES SALES BETWEEN THE TIME A SHAREHOLDER SUBMITS A PROXY AND THE VOTE. In general, CMA will refrain from voting such securities. However, in the exceptional circumstances that CMA determines that it would be appropriate to vote such proxies, all proposals for these securities will be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in Section IV.A.

       5. PROXIES OF INVESTMENT COMPANY SHARES. Proposals on issues other than those specified in Section IV.A will be voted on the specific instruction of the Proxy Committee.

       6. ACCOUNTS MANAGED BY CMA'S QUANTITATIVE STRATEGIES GROUP. When an issue is held only within an account managed by CMA's Quantitative Strategies Group and not in any other account within CMA, all proposals shall be voted according to the guidelines developed by ISS or as specified by the client.

       7. EXECUTIVE/DIRECTOR COMPENSATION. Except as provided in Section IV.A, proposals relating to compensation of any executive or director will be voted as recommended by ISS or as otherwise directed by the Proxy Committee.

       8. PREEMPTIVE RIGHTS. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

VI. VOTING PROCEDURES

The Proxy Committee has developed the following procedures to aid the voting of proxies according to the Voting Guidelines. The Proxy Committee may revise these procedures from time to time, as it deems necessary or appropriate to effect the purposes of this Policy.

       1. CMA will use an independent, third-party vendor (currently ISS), to implement its proxy voting process as CMA's proxy voting agent. This retention is subject to CMA continuously assessing the vendor's independence from CMA and its affiliates, and the vendor's ability to perform its responsibilities (and, especially, its responsibility to vote client proxies in accordance with CMA's proxy voting guidelines) free of any actual, potential or apparent material conflicts of interests that may arise between the interests of the vendor, its affiliates, the vendor's other clients and the owners, officers or employees of any such firm, on the one hand, and CMA's clients, on the other hand. As means of performing this assessment, CMA will require various reports and notices from the vendor, as well as periodic audits of the vendor's voting record and other due diligence.

       2. ISS will provide proxy analysis and record keeping services in addition to voting proxies on behalf of CMA in accordance with this Policy.

       3. On a daily basis CMA will send to ISS a holdings file detailing each equity holding held in all accounts over which CMA has voting authority. Information regarding equity holdings for international portfolios will be sent weekly.

       4. ISS will receive proxy material information from Proxy Edge or the custodian bank for the account. This will include issues to be voted upon, together with a breakdown of holdings for CMA accounts. ISS will then reconcile information it receives from CMA with information that it has received from Proxy Edge and custodian banks. Any discrepancies will be promptly noted and resolved by ISS, with notice to CMA.

       5. Whenever a vote is solicited, ISS will execute the vote according to CMA's Voting Guidelines previously delivered by CMA to ISS as set forth in Section IV.A.

              - If ISS is unsure how to vote a particular proxy, ISS will issue a request for voting instructions to CMA over a secure website. CMA personnel will check this website regularly. The request will be accompanied by a recommended vote. The recommended vote will be based upon ISS' understanding of the Voting Guidelines previously delivered to ISS. CMA will promptly provide ISS with any amendments or modifications to the Voting Guidelines if necessary. CMA will return a final instruction to vote to ISS, which ISS will record with Proxy Edge or the custodian bank as our agent.

       6. Each time that ISS will send CMA a request to vote, the request will be accompanied by the recommended vote determined in accordance with CMA's Voting Guidelines. ISS will vote as indicated in the request unless the client has reserved discretion, the Proxy Committee determines that the best interest of clients requires another vote, or the proposal is a matter as to which the Proxy Committee affords special, individual consideration under Section IV.C. In such situations, ISS will vote based on the direction of the client or the Proxy Committee, as the case may be. The interests of CMA's Taft Hartley or Socially Responsible clients may impact a proposal that normally should be voted in a certain way. ISS will inform CMA of all proposals having impact on its Taft Hartley and or Socially Responsible clients. The Proxy Voting Committee will be consulted before a vote is placed in cases where Taft Hartley or Socially Responsible issues are presented.

       7. ISS will have procedures in place to ensure that a vote is cast on every security holding maintained by CMA on which a vote is solicited unless otherwise directed by the Proxy Committee. On a yearly basis, or as required by our clients, CMA will receive a report from ISS detailing CMA's voting for the previous period.

VII. AVAILABILITY OF PROXY POLICY AND VOTING RECORD

A summary disclosure regarding the provisions of this Policy is available in CMA's Form ADV. Upon receipt of a Client's request for more information, CMA will provide to the Client a copy of this Policy and/or how CMA voted proxies for the Client pursuant to this Policy for up to a one-year period. It is CMA's policy not to disclose how it voted a client's proxy to third parties.

With respect to its investment company clients, CMA will not selectively disclose its investment company clients' proxy voting records; rather, CMA will disclose such information by publicly available annual filings. CMA will create and maintain records of each investment company's proxy record for 12-month periods ended June 30th. CMA will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting during the period covered by the annual report and which the company was entitled to vote:

     - The name of the issuer of the security;

     - The exchange ticker symbol of the portfolio security (is symbol is available through reasonably practicable means);

     - The Council on Uniform Securities Identification Procedures number for the portfolio security (if number is available through reasonably practicable means);

     - The shareholder meeting date;

     - A brief identification of the matter voted on;

     - Whether the matter was proposed by the issuer or by a security holder;

     - Whether the company cast its vote on the matter;

     - How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding the election of directors); and

     - Whether the company cast its vote for or against management.

PART C OTHER INFORMATION

Columbia Greater China Fund
Columbia Federal Securities Fund
Columbia International Stock Fund
Columbia Balanced Fund
Columbia Conservative High Yield Fund
Columbia Oregon Intermediate Municipal Bond Fund
Columbia Real Estate Equity Fund
Columbia Small Cap Growth Fund I
Columbia Mid Cap Growth Fund
Columbia Strategic Investor Fund
Columbia Technology Fund

Item 23. Exhibits

(a)(1) Second Amended and Restated Agreement and Declaration of Trust dated August 10, 2005.(1)

(a)(2) Amendment No. 1 to Second Amended and Restated Agreement and Declaration of Trust dated August 10, 2005.(1)

(b)     Amended and Restated By-laws of Registrant.(2)

(c)     N/A

(d)(1) Management Agreement between Registrant on behalf of Columbia High Yield Municipal Fund and Columbia Management Advisors, LLC (formerly named Columbia Management Advisors, Inc.) dated November 1, 2003 - Incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A filed on
        October 28, 2004.

(d)(2) Management Agreement between Registrant and Columbia Management Advisors, Inc. dated September 15, 2005 (Columbia Strategic Income Fund)
        - Incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A filed on September 16, 2005.


(d)(3)  Management Agreement between Registrant and Columbia
        Management Advisors, LLC dated as of March 27, 2006. (Columbia Balanced Fund) (3)

(d)(4)  Management Agreement between Registrant and Columbia
        Management Advisors, LLC dated as of March 27, 2006. (Columbia Conservative High Yield Fund) (3)

(d)(5)  Management Agreement between Registrant and Columbia
        Management Advisors, LLC dated as of March 27, 2006. (Columbia Greater China Fund) (3)

(d)(6)  Management Agreement between Registrant and Columbia
        Management Advisors, LLC dated as of March 27, 2006. (Columbia Mid Cap Growth Fund) (3)

(d)(7)  Management Agreement between Registrant and Columbia
        Management Advisors, LLC dated as of March 27, 2006. (Columbia Oregon Intermediate Municipal Bond Fund) (3)

(d)(8)  Management Agreement between Registrant and Columbia
        Management Advisors, LLC dated as of March 27, 2006. (Columbia Real Estate Equity Fund) (3)

(d)(9)  Management Agreement between Registrant and Columbia
        Management Advisors, LLC dated as of March 27, 2006. (Columbia Small Cap Growth Fund I) (3)

(d)(10) Management Agreement between Registrant and Columbia
        Management Advisors, LLC dated as of March 27, 2006. (Columbia Strategic Investor Fund) (3)

(d)(11) Management Agreement between Registrant and Columbia
        Management Advisors, LLC dated as of March 27, 2006. (Columbia Technology Fund) (3)

(d)(12) Management Agreement between Registrant and Columbia
        Management Advisors, LLC dated as of March 27, 2006. (Columbia Asset Allocation Fund, Columbia Small Cap Core Fund, Columbia Small Company Equity Fund,

        Columbia Dividend Income Fund, Columbia Disciplined Value Fund, Columbia Common Stock Fund and Columbia Large Cap Growth Fund)(3)

(d)(13) Management Agreement between Registrant and Columbia
        Management Advisors, LLC dated as of March 27, 2006. (Columbia Income Fund and Columbia Intermediate Bond Fund)(3)

(d)(14) Management Agreement between Registrant and Columbia
        Management Advisors, LLC dated as of March 27, 2006. (Columbia U.S. Treasury Index Fund) (3)

(d)(15) Management Agreement between Registrant and Columbia
        Management Advisors, LLC dated as of March 27, 2006. (Columbia World Equity Fund)(3)

(d)(16) Management Agreement between Registrant and Columbia
        Management Advisors, LLC dated as of March 27, 2006. (Columbia Core Bond Fund) (3)

(d)(17) Management Agreement between Registrant and Columbia
        Management Advisors, LLC dated as of March 27, 2006. (Columbia High Yield Opportunity Fund) (3)

(d)(18) Management Agreement between Registrant and Columbia
        Management Advisors, LLC dated as of March 27, 2006. (Columbia Small Cap Value Fund I) (3)

(d)(19) Management Agreement between Registrant and Columbia
        Management Advisors, LLC dated as of March 27, 2006. (Columbia Liberty Fund) (3)

(d)(20) Management Agreement between Registrant and Columbia
        Management Advisors, LLC dated as of March 27, 2006. (Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund and Columbia New York Tax-Exempt Fund) (3)

(d)(21) Management Agreement between Registrant and Columbia
        Management Advisors, LLC dated as of March 27, 2006. (Columbia Connecticut Intermediate Municipal Bond Fund) (3)

(d)(22)   Management Agreement between Registrant and Columbia
          Management Advisors, LLC dated as of March 27, 2006. (Columbia Massachusetts Intermediate Municipal Bond Fund) (3)

(d)(23)   Management Agreement between Registrant and Columbia
          Management Advisors, LLC dated as of March 27, 2006. (Columbia New Jersey Intermediate Municipal Bond Fund) (3)

(d)(24)   Management Agreement between Registrant and Columbia
          Management Advisors, LLC dated as of March 27, 2006. (Columbia New York Intermediate Municipal Bond Fund) (3)

(d)(25)   Management Agreement between Registrant and Columbia
          Management Advisors, LLC dated as of March 27, 2006. (Columbia Rhode Island Intermediate Municipal Bond Fund) (3)

(e)(1) Form of Distribution Agreement between the Registrant and Columbia Management Distributors, Inc. dated as of March 27, 2006.(5)

(e)(2) Shareholder Servicing Plan Implementation Agreement between the Registrant and Columbia Management Distributors, Inc. dated as of March 27, 2006. (2)

(f)       Not Applicable.

(g) Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company dated September 19, 2005 - filed as Exhibit (g) in Part C, Item 23 of Post-Effective Amendment No. 88 to the Registration Statement on Form N-1A of Columbia Funds Trust XI (File Nos. 33-11351 and 811-4978), filed with the Commission on or about January 27, 2006, and is hereby incorporated by reference and made a part of this Registration Statement.

(h)(1) Form of Administrative Agreement between the Registrant and Columbia Management Advisors, LLC dated as of March 27, 2006.(2)

(h)(2) Form of Pricing and Bookkeeping Agreement between the Registrant and Columbia Management Advisors, LLC dated as of March 27, 2006.(2)

(h)(3) Form of Transfer, Dividend Disbursing and Shareholders' Servicing Agent Agreement between the Registrant, Columbia Management Advisors, LLC and Columbia Management Services, Inc. dated as of March 27, 2006. (2)

(h)(4)(i) Credit Facility with State Street Bank and Trust Company dated July 23, 2004 - filed as exhibit (h)(7) in Part C, Item 23 of Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of Columbia Funds Trust II (File Nos.

            2-66976 and 811-3009), filed with the Commission on or about
            July 29, 2004, and is hereby incorporated by reference and made a part of this Registration Statement.

(h)(4)(ii) Amendment Agreement No. 1 to the Credit Facility with State Street Bank and Trust Company dated July 22, 2005 - filed as Exhibit
            (h)(7)(ii) in Part C, Item 23 of Post-Effective Amendment No. 140 to the Registration Statement on Form N-1A of Columbia Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about July 29, 2005, and is hereby incorporated by reference and made part of this Registration Statement.

(h)(4)(iii) Instrument of Adherence to the Credit Facility with State Street
            Bank and Trust Company on behalf of CMG Fund Trust, on behalf of its series CMG Core Bond Fund dated July 22, 2005 - Filed as Exhibit (h)(7)(ii) in Part C, Item 23 of Post-Effective Amendment No. 140 to the Registration Statement on Form N-1A of Columbia Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about July 29, 2005, and is hereby incorporated by reference and made part of this Registration Statement.

(h)(4)(iv) Instrument of Adherence to the Credit Facility with State Street Bank and Trust Company on behalf of SteinRoe Variable Investment Trust, dated July 22, 2005 - Filed as Exhibit (h)(7)(ii) in Part C, Item 23 of Post-Effective Amendment No. 140 to the Registration Statement on Form N-1A of Columbia Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about July 29, 2005, and is hereby incorporated by reference and made part of this Registration Statement.

(h)(4)(v) Instrument of Adherence to the Credit Facility with State Street Bank and Trust Company on behalf of Liberty Variable Investment Trust, dated July 22, 2005 - filed as Exhibit (h)(7)(ii) in Part C, Item 23 of Post-Effective Amendment No. 140 to the Registration Statement on Form N-1A of Columbia Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about July 29, 2005, and is hereby incorporated by reference and made part of this Registration Statement.

(h)(4)(vi) Second Amendment Agreement, dated February 3, 2006, to the Credit Facility with State Street Bank and Trust Company dated July 22, 2005.(3)

(h)(4)(vii) Form of Third Amendment Agreement, dated March __, 2006, to the
            Credit Facility with State Street Bank and Trust Company dated July 22, 2005. (3)

(h)(6)      Form of Indemnification Agreement. (3)

(i)         Opinion of Counsel of Ropes & Gray LLP. (1)

(j)(1) Consent of Independent Registered Public Accounting Firm (PricewaterhouseCoopers LLP) (Columbia Greater China Fund, Columbia Federal Securities Fund, Columbia International Stock Fund, Columbia Balanced Fund, Columbia Conservative High Yield Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Real Estate
            Equity Fund, Columbia Small Cap Growth Fund I, Columbia Mid Cap Growth Fund, Columbia Strategic Investor Fund and Columbia Technology Fund). (3)

(j)(2)      Consent of Morningstar, Inc. (4)

(k)         Not Applicable.

(l)         Not Applicable.

(m) Form of Distribution Plan between the Registrant and Columbia Management Distributors, Inc. dated as of March 27, 2006.(2)

(n)(1) Multiple Class Plan pursuant to Rule 18f-3, dated July 31, 2002, as amended January 29, 2003 and September 30, 2003 - filed as
            Exhibit 99(n) to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of Balanced Fund, Inc. (File Nos 33-41401 and 811-6338), filed with the Commission on or about October 14, 2003, and is hereby incorporated by reference and made part of this Registration Statement. (Columbia Common Stock Fund, Columbia Real Estate Equity Fund, Columbia Technology Fund, Columbia Balanced Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia High Yield Opportunity Fund, Columbia Strategic Investor Fund, Columbia Mid Cap Growth Fund and Columbia Dividend Fund)

(n)(2) Plan pursuant to Rule 18f-3(d), effective April 22, 1996, as amended and restated December 12, 2001, July 26, 2002, November 1, 2003 and November 1, 2003 and February 17, 2004 filed as Exhibit
            (n) in Part C, Item 23 of Post-Effective Amendment No. 132 to the Registration Statement on Form N-1A of Columbia Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about February 25, 2004, and is hereby incorporated by reference and made a part of this Registration Statement. (Columbia Greater China Fund, Columbia Liberty Fund, Columbia World Equity Fund, Columbia Core Bond Fund, Columbia

       Tax-Exempt Insured Fund, Columbia Utilities Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New Jersey Intermediate Municipal Bond Fund, Columbia New York Municipal Bond Fund, Columbia Rhode Island Intermediate Bond Fund, Columbia Connecticut Tax-Exempt Fund, Columbia Massachusetts Tax-Exempt Fund, Columbia New York Tax-Exempt Fund, Columbia Small Cap Value Fund I and Columbia U.S. Treasury Index Fund)

(n)(3) Plan pursuant to Rule 18f-3(d), amended and restated as of November 1, 2003 - filed as Exhibit 99(n) to Post-Effective Amendment No. 85 to the Registration Statement on Form N-1A of Columbia Funds Trust XI (File Nos 33-11351 and 811-4978) filed with the Commission on or about February 25, 2004, and is hereby incorporated by reference and made part of this Registration Statement. (Columbia Income Fund, Columbia Intermediate Bond Fund, Growth Stock Fund, Young Investor Fund, Asset Allocation Fund, Columbia Disciplined Value Fund, Columbia Small Cap Core Fund and Columbia Small Company Equity Fund)

(o)    Not Applicable.

(p)(1) Code of Ethics of the Funds as revised January 3, 2006.(2)

(p)(2) Code of Ethics of Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. dated January 1, 2006 - filed as Exhibit
       (p)(2) in Part C, Item 23 of Post-Effective Amendment No. 88 to the Registration Statement on Form N-1A of Columbia Funds Trust XI (File Nos. 33-11351 and 811-4978), filed with the Commission on or about January 27, 2006 and is hereby incorporated by reference and made a part of this Registration Statement.

Power of Attorney for: Douglas A. Hacker, Janet Langford Kelly, Richard W. Lowry, William E. Mayer, Charles R. Nelson, John J. Neuhauser, Patrick J. Simpson, Thomas E. Stitzel, Thomas C. Theobald and Anne-Lee Verville - filed in Part C, Item 24(2) of Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A of Columbia Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about October 27, 2005, and is hereby incorporated by reference and made a part of this Registration Statement



(1) Incorporated by reference to Post-Effective Amendment No. 40 to Form N-1A filed on or about September 16, 2005.

(2) Incorporated by reference to Post-Effective Amendment No. 46 to Form N-1A filed on or about March 24, 2006.

(3) Incorporated by reference to Post-Effective Amendment No. 51 to Form N-1A filed on or about October 27, 2006.

(4) Incorporated by reference to Post-Effective Amendment No. 21 to Form N-1A filed on or about August 30, 1996.

(5) Incorporated by reference to Post-Effective Amended No 38 to Columbia
    Funds Variable Insurance Trust (formerly SteinRoe Variable Investment Trust) filed on or about April 10, 2006.

Item 24. Persons Controlled by or under Common Control with Registrant

   None

Item 25. Indemnification

   Article Five of the Bylaws of Registrant ("Article Five") provides that Registrant shall indemnify each of its trustees and officers (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) who are not employees or officers of any investment adviser to the Registrant or any affiliated person thereof, and its chief compliance officer, regardless of whether such person is an employee or officer of any investment adviser to the Trust or any affiliated person thereof, and may indemnify each of its trustees and officers (including persons who serve at the Registrant's request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise) who are employees or officers of any investment adviser to the Registrant or any affiliated person thereof ("Covered Persons") under specified circumstances.

   Section 17(h) of the Investment Company Act of 1940 ("1940 Act") provides that neither the Agreement and Declaration of Trust nor the By-Laws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In accordance with
Section 17(h) of the 1940 Act, Article Five shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. To the extent required under the 1940 Act, (i) Article Five does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office; (ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, no indemnification is permitted under Article Five unless a determination that such person was not so liable is made on behalf of Registrant by (a) the vote of a majority of the trustees who are neither "interested persons" of Registrant, as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceeding ("disinterested, non-party trustees"), or
(b) an independent legal counsel as expressed in a written opinion; and
(iii) Registrant will not advance attorneys' fees or other expenses incurred by a Covered Person in connection with a civil or criminal action, suit or proceeding unless Registrant receives an undertaking by or on behalf of the Covered Person to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and (a) the Covered Person provides security for his undertaking, or (b) Registrant is insured against losses arising by reason of any lawful advances, or (c) a majority of the disinterested, non-party trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily-available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

   Any approval of indemnification pursuant to Article Five does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article Five as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in, or not opposed to, the best interests of Registrant or to have been liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office.

   Article Five also provides that its indemnification provisions are not exclusive. The Trust has also entered into Indemnification Agreements with each of its Trustees and its chief compliance officer, a copy of which has been filed as an exhibit to this registration statement, establishing certain procedures with respect to the indemnification described above.

Item 26. Business and Other Connections of Investment Adviser

   Information regarding the businesses of Columbia Management Advisors, LLC and its officers is set forth in the Prospectuses and in the Statement of Additional Information and is incorporated herein by reference. The business and other connections of the officers and directors of Columbia Management Advisors, LLC are also listed on the Form ADV of Columbia Management Advisors, LLC as currently on file with the Commission. (File No. 801-50372).

Item 27. Principal Underwriter

   (a) Columbia Management Distributors, Inc. (CMD), a subsidiary of Columbia Management Advisors, LLC, is the Registrant's principal underwriter. CMD acts in such capacity for each series of Liberty Variable Investment Trust, SteinRoe Variable Investment Trust, Columbia Funds Series Trust, Columbia Funds Series Trust I, Columbia Funds Institutional Trust, Columbia Acorn Trust, Wanger Advisors Trust and Nations Separate Account Trust.

                                          (2)                          (3)
         (1)                     Position and Offices             Positions and
  Name and Principal                With Principal                Offices with
  Business Address*                   Underwriter                  Registrant
  ------------------   -----------------------------------------  -------------
Ahmed, Yakob           V.P.                                           None
Aldi, Andrew           V.P.                                           None
Anderson, Judith       V.P.                                           None
Ash, James             V.P.                                           None
Banks, Keith           Director                                       None
Ballou, Rick           Sr. V.P.                                       None
Bartlett, John         Managing Director                              None
Berretta, Frederick R. Director and President Institutional           None
                       Distribution
Bozek, James           Sr. V.P.                                       None
Brantley, Thomas       Sr. V.P.-Tax                                   None
Brown, Beth            Sr. V.P.                                       None

                                        (2)                           (3)
       (1)                     Position and Offices              Positions and
Name and Principal                With Principal                 Offices with
Business Address*                   Underwriter                   Registrant
------------------  -------------------------------------------  -------------
Claiborne, Douglas  Sr. V.P.                                         None
Climer, Quentin     V.P.                                             None
Conley, Brook       V.P.                                             None
Davis, W. Keith     Sr. V.P.-Tax                                     None
DeFao, Michael      Chief Legal Officer                              None
Desilets, Marian    V.P.                                             None
Devaney, James      Sr. V.P.                                         None
Dolan, Kevin        V.P.                                             None
Donovan, M. Patrick Chief Compliance Officer                         None
Doyle, Matthew      V.P.                                             None
Emerson, Kim P.     Sr. V.P.                                         None
Feldman, David      Managing Director                                None
Feloney, Joseph     Sr. V.P.                                         None
Ferullo, Jeanne     V.P.                                             None
Fisher, James       V.P.                                             None
Ford, David         V.P.                                             None
Froude, Donald      Director and President Intermediary              None
                    Distribution
Gellman, Laura D.   Conflicts of Interest Officer                    None
Gentile, Russell    V.P.                                             None
Goldberg, Matthew   Sr. V.P.                                         None
Gubala, Jeffrey     V.P.                                             None
Guenard, Brian      V.P.                                             None
Iudice, Jr., Philip Treasurer and Chief Financial Officer            None
Lynch, Andrew       Managing Director                                None
Lynn, Jerry         V.P.                                             None
Marcelonis, Sheila  V.P.                                             None
Martin, William W.  Operational Risk Officer                         None
Miller, Anthony     V.P.                                             None
Miller, Gregory M.  V.P.                                             None
Moberly, Ann R.     Sr. V.P.                                         None
Morse, Jonathan     V.P.                                             None
Mroz, Gregory S.    Sr. V.P.-Tax                                     None
Nickodemus, Paul    V.P.                                             None
Nigrosh, Diane J.   V.P.                                             None
Noack, Robert W.    V.P.                                             None
Owen, Stephanie     V.P.                                             None
Penitsch, Marilyn   V.P.                                             None
Piken, Keith        Sr. V.P.                                         None
Pryor, Elizabeth A. Secretary                                        None
Ratto, Gregory      V.P.                                             None

                                        (2)                           (3)
        (1)                     Position and Offices             Positions and
 Name and Principal                With Principal                Offices with
 Business Address*                  Underwriter                   Registrant
 ------------------  ------------------------------------------  -------------
Reed, Christopher B. Sr. V.P.                                        None
Ross, Gary           Sr. V.P.                                        None
Sayler, Roger        Director and President                          None
Scully-Power, Adam   V.P.                                            None
Seller, Gregory      V.P.                                            None
Shea, Terence        V.P.                                            None
Sideropoulos, Lou    Sr. V.P.                                        None
Studer, Eric         Sr. V.P.                                        None
Unckless, Amy L.     Corporate Ombudsman                             None
Waldron, Thomas      V.P.                                            None
Walsh, Brian         V.P.                                            None
Wess, Valerie        Sr. V.P.                                        None
Wilson, Christopher  Sr. V.P.                                      President
Winn, Keith          Sr. V.P.                                        None
Yates, Susan         V.P.                                            None
--------
* The address for each individual is One Financial Center, Boston, MA 02111.

Item 28. Location of Accounts and Records

   Person maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder include Registrant's Secretary; Registrant's investment adviser, Columbia Management Advisors, Inc.; Registrant's administrator, Columbia Management Advisors, Inc.; Registrant's principal underwriter, Columbia Management Distributors, Inc. (formerly named Columbia Funds Distributor, Inc.); Registrant's transfer and dividend disbursing agent, Columbia Management Services, Inc. (formerly named Columbia Funds Services, Inc.); and the Registrant's custodian, State Street Bank and Trust Company. The address for each person except the Registrant's investment advisor/administrator and custodian is One Financial Center, Boston, MA 02111. The Registrant's investment advisor's/administrator's address is 100 Federal Street, Boston, MA 02110. The Registrant's custodian's address is located at 2 Avenue De Lafayette, Boston, MA 02111-2900.

Item 29. Management Services

   See Item 5, Part A and Item 16, Part B

Item 30. Undertakings

   Not Applicable

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Columbia Funds Series Trust I, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 29th day of December, 2006.

                                           COLUMBIA FUNDS SERIES TRUST I

                                           By:    /s/ CHRISTOPHER L. WILSON
                                                  ------------------------------
                                           Name:  Christopher L. Wilson
                                           Title: President

   Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below on the 29th day of December, 2006 by the following persons in the capacities and on the date indicated.

SIGNATURES                             TITLE                                   DATE
-------------------------------------  --------------------------------------- -------------

/s/ CHRISTOPHER L. WILSON              President (chief executive officer)     December 29, 2006
-------------------------------
Christopher L. Wilson

/s/ J. KEVIN CONNAUGHTON               Treasurer (principal financial officer) December 29, 2006
-------------------------------
J. Kevin Connaughton

/s/ MICHAEL G. CLARKE                  Chief Accounting Officer (principal     December 29, 2006
-------------------------------        accounting officer)
Michael G. Clarke

*DOUGLAS A. HACKER                     Trustee
-------------------------------
Douglas A. Hacker

*JANET LANGFORD KELLY                  Trustee
-------------------------------
Janet Langford Kelly

*RICHARD W. LOWRY                      Trustee
-------------------------------
Richard W. Lowry

*WILLIAM E. MAYER                      Trustee
-------------------------------
William E. Mayer

*CHARLES R. NELSON                     Trustee
-------------------------------
Charles R. Nelson

*JOHN J. NEUHAUSER                     Trustee
-------------------------------
John J. Neuhauser

*PATRICK J. SIMPSON                    Trustee
-------------------------------
Patrick J. Simpson

*THOMAS E. STITZEL                     Trustee
-------------------------------
Thomas E. Stitzel

*THOMAS C. THEOBALD                    Trustee
-------------------------------
Thomas C. Theobald

*ANN-LEE VERVILLE                      Trustee
-------------------------------
Ann-Lee Verville



*By: /s/ Peter T. Fariel
     --------------------------
     Peter T. Fariel
     Attorney-In-Fact
     December 29, 2006



INDEX TO EXHIBITS

EXHIBIT         EXHIBIT
NO.

(j)(1) Consent of Independent Registered Public Accounting Firm (PricewaterhouseCoopers LLP) (Columbia Greater China Fund, Columbia Federal Securities Fund, Columbia International Stock Fund, Columbia Balanced Fund, Columbia Conservative High Yield Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Real Estate Equity Fund, Columbia Small Cap Growth Fund I, Columbia Mid Cap Growth Fund, Columbia Strategic Investor Fund and Columbia Technology Fund)